                             N-30D Table of Contents


Frank Russell Investment Company Fund Name                            N-30D Page
------------------------------------------                            ----------

External Funds . . . . . . . . . . . . . . . . . . . . . . . . . .         2
     Equity I. . . . . . . . . . . . . . . . . . . . . . . . . . .         6
     Equity II . . . . . . . . . . . . . . . . . . . . . . . . . .        20
     Equity III. . . . . . . . . . . . . . . . . . . . . . . . . .        37
     Equity Q. . . . . . . . . . . . . . . . . . . . . . . . . . .        47
     International . . . . . . . . . . . . . . . . . . . . . . . .        60
     Fixed Income I. . . . . . . . . . . . . . . . . . . . . . . .        87
     Fixed Income II . . . . . . . . . . . . . . . . . . . . . . .       106
     Fixed Income III. . . . . . . . . . . . . . . . . . . . . . .       116
     Money Market. . . . . . . . . . . . . . . . . . . . . . . . .       130
     Notes to Financial Statements . . . . . . . . . . . . . . . .       136
     Tax Information . . . . . . . . . . . . . . . . . . . . . . .       147
     Manager and Money Managers  . . . . . . . . . . . . . . . . .       148

Internal Funds . . . . . . . . . . . . . . . . . . . . . . . . . .       149
     Diversified Equity. . . . . . . . . . . . . . . . . . . . . .       153
     Special Growth. . . . . . . . . . . . . . . . . . . . . . . .       166
     Equity Income . . . . . . . . . . . . . . . . . . . . . . . .       184
     Quantitative Equity . . . . . . . . . . . . . . . . . . . . .       195
     International Securities. . . . . . . . . . . . . . . . . . .       209
     Diversified Bond. . . . . . . . . . . . . . . . . . . . . . .       237
     Volatility Constrained Bond . . . . . . . . . . . . . . . . .       256
     Multistrategy Bond. . . . . . . . . . . . . . . . . . . . . .       266
     Notes to Financial Statements . . . . . . . . . . . . . . . .       280
     Tax Information . . . . . . . . . . . . . . . . . . . . . . .       292
     Manager and Money Managers  . . . . . . . . . . . . . . . . .       293

Specialty Funds  . . . . . . . . . . . . . . . . . . . . . . . . .       294
     Real Estate Securities. . . . . . . . . . . . . . . . . . . .       298
     Emerging Markets. . . . . . . . . . . . . . . . . . . . . . .       307
     Equity T. . . . . . . . . . . . . . . . . . . . . . . . . . .       323
     Limited Volatility Tax Free . . . . . . . . . . . . . . . . .       332
     US Government Money Market. . . . . . . . . . . . . . . . . .       344
     Tax Free Money Market . . . . . . . . . . . . . . . . . . . .       350
     Notes to Financial Statements . . . . . . . . . . . . . . . .       362
     Tax Information . . . . . . . . . . . . . . . . . . . . . . .       371
     Manager and Money Managers  . . . . . . . . . . . . . . . . .       372

                                        [PHOTO]

                                        FRANK RUSSELL INVESTMENT COMPANY




                               1996 ANNUAL REPORT




                                        EQUITY I FUND

                                        EQUITY II FUND

                                        EQUITY III FUND

                                        EQUITY Q FUND

                                        INTERNATIONAL FUND

                                        FIXED INCOME I FUND

                                        FIXED INCOME II FUND

                                        FIXED INCOME III FUND

                                        MONEY MARKET FUND



                                        December 31, 1996


                                        [LOGO]

               FRANK RUSSELL INVESTMENT COMPANY

               Frank Russell Investment Company is a
               "series mutual fund" with 23 different
               investment portfolios.  These financial
               statements report on nine Funds, each of which has distinct investment objectives and strategies.


               FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

               Responsible for overall management and
               administration of the Funds.


               FRANK RUSSELL COMPANY

               Consultant to Frank Russell
               Investment Management Company.

              FRANK RUSSELL INVESTMENT COMPANY - EXTERNAL FEE FUNDS

                                  ANNUAL REPORT

                                DECEMBER 31, 1996



                                TABLE OF CONTENTS

                                                                        Page

     Letter to Our Clients . . . . . . . . . . . . . . . . . . . . . .    1

     Equity I Fund . . . . . . . . . . . . . . . . . . . . . . . . . .    2

     Equity II Fund. . . . . . . . . . . . . . . . . . . . . . . . . .   16

     Equity III Fund . . . . . . . . . . . . . . . . . . . . . . . . .   34

     Equity Q Fund . . . . . . . . . . . . . . . . . . . . . . . . . .   44

     International Fund. . . . . . . . . . . . . . . . . . . . . . . .   58

     Fixed Income I Fund . . . . . . . . . . . . . . . . . . . . . . .   86

     Fixed Income II Fund. . . . . . . . . . . . . . . . . . . . . . .  106

     Fixed Income III Fund . . . . . . . . . . . . . . . . . . . . . .  116

     Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . .  130

     Notes to Financial Statements . . . . . . . . . . . . . . . . . .  136

     Report of Independent Accountants . . . . . . . . . . . . . . . .  146

     Tax Information . . . . . . . . . . . . . . . . . . . . . . . . .  147

     Manager and Money Managers. . . . . . . . . . . . . . . . . . . .  148


FRANK RUSSELL INVESTMENT COMPANY - EXTERNAL FEE FUNDS
Copyright -C- Frank Russell Company 1996. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% of average managed assets will reduce a 10.0% annual return to 9.8%). The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

TO OUR CLIENTS

Frank Russell Investment Company is pleased to present its 1996 Annual Report. This report covers information on nine of the Funds and represents the Funds' fifteenth year of operation.

During the past year we have continued our focus on the benefits of multi-manager, multi-style diversification in structuring our funds. We remain committed to providing our clients with superior investment solutions across each of our multiple manager and style funds. These efforts proved worthwhile in 1996 as our funds, in general, surpassed their respective benchmarks and attracted many new investors, both creating significant growth in assets.

Frank Russell Investment Management Company continuously evaluates the funds we offer our clients. Each of these funds is carefully monitored by Russell's investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each fund. The Advisors are monitored by the Frank Russell Investment Management Company, using the expertise and advice of the consulting group of Frank Russell Company.

In response to our clients' requests and inquiries, the Frank Russell Investment Company opened a new fund, Equity T, during the year. The Fund commenced operations on October 4, 1996. Its investment objective seeks to provide capital growth focused on an after-tax basis, with strategies that invest principally in equity securities. It is an attractive alternative for investors seeking to minimize the impact of taxes on their investment returns. We believe this fund provides our clients with an additional investment opportunity for after-tax returns.

We look forward to having the opportunity of working with you over the upcoming year and continuing to earn your support by exceeding your expectations. Thank you for your continued confidence and investment with Frank Russell Investment Company.


Sincerely,


/s/ George F. Russell, Jr.             /s/ Lynn L. Anderson

George F. Russell, Jr.                 Lynn L. Anderson
Chairman                               President and Chief Executive Officer
Frank Russell Company                  Frank Russell Investment Company

EQUITY I FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


OBJECTIVE:   To provide capital growth and income.

INVESTS IN:  Primarily U.S. equity securities.

STRATEGY:    The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of nine managers with three separate and distinct investment styles.



DATES                        EQUITY I ++   RUSSELL 1000-Registered Trademark- **   LIPPER-C- GROWTH & INCOME ++++
    *                            $10,000                                 $10,000                          $10,000
 1987                            $10,597                                 $10,294                          $10,202
 1988                            $12,338                                 $12,068                          $11,724
 1989                            $16,137                                 $15,739                          $14,355
 1990                            $15,227                                 $15,084                          $13,710
 1991                            $19,982                                 $20,066                          $17,660
 1992                            $21,785                                 $21,879                          $19,123
 1993                            $24,314                                 $24,100                          $21,268
 1994                            $24,505                                 $24,192                          $21,049
 1995                            $33,311                                 $33,328                          $27,491
 1996                            $41,167                                 $40,810                          $33,192
-----------------------------------------------------------------------------------------------------------------
Total                           $229,363                                $227,560                         $199,774
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

EQUITY I FUND

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  12,358      23.58%
5 Years             $  20,602      15.55%#
10 Years            $  41,167      15.20%#


RUSSELL 1000 -Registered Trademark- INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  12,245      22.45%
5 Years             $  20,338      15.26%#
10 Years            $  40,810      15.10%#


LIPPER-C- GROWTH & INCOME FUNDS AVERAGE

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  12,074      20.74%
5 Years             $  18,795      13.45%#
10 Years            $  33,192      12.75%#


   * Assumes initial investment on January 1, 1987.

  ** Russell 1000-Registered Trademark- Index includes the 1,000 largest companies in the Russell 3000-Registered Trademark- Index, the smallest of which is valued at about $1,019 million. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select.

  ++ Prior to April 1, 1995, fund performance results are reported gross of investment management fees. For the period following April 1, 1995, fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the fund's managers upon request.

++++ Lipper Growth & Income Funds Average is the average total return for the universe of funds within the Growth and Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

   # Annualized.


2  Equity I Fund

EQUITY I FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1996, the Equity I Fund had a total return of 23.6% as compared to the Russell 1000-Registered Trademark- Index results of 22.5%. The Fund outperformed the Index primarily due to the value added by stock selection throughout the year. Technology stocks provided the greatest source of these opportunities as the Fund was overweighted in this sector for the entire year. The Fund also benefited from an underweighting in utility stocks. Its underweighting in the largest stocks of the Russell 1000 Index had a measurable negative effect on performance, but was more than offset by other sources of return.

PORTFOLIO HIGHLIGHTS
The strength of the market in 1996 defied most predictions after the big run-up in 1995. Once again large capitalization stocks dominated with the largest 50 stocks of the Russell 1000 Index up more than 26% for the year while the next largest 150 stocks gained only 20%. It was a downward progression from there with small cap stocks in the Russell 2000-Registered Trademark- Index up only 16.5% for the year. Among Russell 1000 Index economic sectors, the "other" energy sector, which includes oil service, drilling companies, gas distributors and pipelines, was the strongest performer gaining nearly 40%. Technology stocks were not far behind at 38%. The US equity market was a bit more volatile in 1996 than in 1995. A strong sell-off at mid-year was tied to rising interest rates and sparked concerns over the arrival of a seemingly overdue market correction. Technology stocks and small cap issues were the most severely impacted in the market's rather rapid 7% decline in late-June/early-July.

The Equity I Fund's balance of investment styles helped lessen its vulnerability to the market's rotation between sectors during the year. However, common to all of the managers was their ability to produce significant returns in the technology sector throughout most of 1996. The Value managers exploited technology investment opportunities in the aftermath of the June/July sell-off that left many technology stocks at very attractive valuation levels. The added value from this opportunity, the larger exposure to financial services and energy-related stocks, and underweighting to utilities gave the Value group of managers the performance edge for the year, despite the fact that Value stocks in general trailed Growth. In terms of individual stocks, significant contributions were made by the Fund's largest holdings. The biggest position was in Intel which gained over 130% in 1996. Other significant contributors included Chase Manhattan Corp., Cisco Systems, and Boeing.

-------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

Intel Corp.                                                2.9%
Philip Morris Cos., Inc.                                   2.3
Chase Manhattan Corp.                                      1.5
Boeing Co.                                                 1.4
Cisco Systems, Inc.                                        1.3
Johnson & Johnson                                          1.1
Columbia/HCa Healthcare Corp.                              1.1
International Business Machines Corp.                      1.1
American International Group, Inc.                         1.0
Merck & Co., Inc.                                          0.9

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Current P/E Ratio                                        19.1X
Portfolio Price/Book Ratio                               3.01X
Market Capitalization - $ - Weighted Average         26.49 Bil
Number of Holdings                                         565

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS                                          STYLES

Alliance Capital Management L.P.                   Growth
BZW Barclays Global Fund Advisors                  Market-Oriented
Columbus Circle Investors                          Growth
Equinox Capital Management, Inc.                   Value
INVESCO Capital Management, Inc.                   Market-Oriented
Lincoln Capital Management Co.                     Growth
Schneider Capital Management                       Value
Suffolk Capital Management, Inc.                   Market-Oriented
Trinity Investment Management Corp.                Value

-------------------------------------------------------------------


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Equity I Fund  3

EQUITY I FUND

STATEMENT OF NET ASSETS

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 97.1%
BASIC INDUSTRIES - 5.4%
Air Products & Chemicals, Inc.                            29,400     $    2,032
Aluminum Co. of America                                   69,500          4,431
ASARCO, Inc.                                              10,400            259
Bemis Co., Inc.                                            3,900            144
Bethlehem Steel Corp. (a)                                 10,200             92
Betz Laboratories, Inc.                                      900             53
Cytec Industries, Inc.                                     6,600            268
Dow Chemical Co.                                          57,600          4,514
Engelhard Corp.                                           10,200            195
Goodrich (B.F.) Co.                                       62,200          2,519
Hanna (M.A.) Co.                                           2,000             44
Hexcel Corp. (a)                                          70,000          1,137
Homestake Mining Co.                                       4,700             67
Illinois Tool Works, Inc.                                 38,700          3,091
IMC Global, Inc.                                          77,700          3,040
Inland Steel Industries, Inc.                             41,000            820
International Specialty Products (a)                       5,500             67
James River Corp. of Virginia                             63,500          2,103
Jefferson Smurfit Corp. (a)                               15,300            245
Kimberly-Clark Corp.                                      19,400          1,848
Lone Star Technologies, Inc. (a)                          70,000          1,172
Lubrizol Corp.                                            11,400            353
Mark IV Industries, Inc.                                     500             11
Mead Corp.                                                21,600          1,256
Minnesota Mining & Manufacturing Co.                      41,500          3,439
Monsanto Co.                                             173,000          6,725
Morton International, Inc.                                 2,300             94
Nalco Chemical Co.                                        15,100            545
Olin Corp.                                                21,200            798
Owens-Illinois, Inc. (a)                                   7,800            177
P.H. Glatfelter Co.                                        2,000             36
Potlatch Corp.                                            26,700          1,148
Precision Castparts Corp.                                 26,600          1,320
Rhone Poulenc SA - ADR                                    43,151          1,462
Rohm & Haas Co.                                           10,300            841
Sealed Air Corp.  (a)                                      1,100             46
Sequa Corp. (a)                                           31,100          1,221
Sigma Aldrich Corp.                                        1,900            119
Temple-Inland, Inc.                                          700             38
Terra Industries, Inc.                                    10,300            152
USX-U.S. Steel Group                                      36,700          1,151
Westvaco Corp.                                            51,400          1,478
Witco Chemical Corp.                                      33,300          1,016
                                                                     ----------

                                                                         51,567
                                                                     ----------

CAPITAL GOODS - 3.6%
Albany International Corp. Class A                        55,000          1,272
Alcatel Alsthom Compagnie
  Generale d'Electricite - ADR                           109,736          1,756
American Power Conversion Corp. (a)                       23,100            629
Aviall, Inc. (a)                                          23,000            213
Caterpillar, Inc.                                         36,600          2,754
Cooper Industries, Inc.                                   10,700            451
Crane Co.                                                  3,000             87
Cummins Engine Co., Inc.                                  11,900            547
Dover Corp.                                               11,600            583
DSC Communications Corp. (a)                              18,300            327
Duracell International, Inc.                               1,900            133
Exide Corp.                                               60,000          1,380
Far East Levingston                                      290,000          1,513
Foster Wheeler Corp.                                      21,900            813
General Electric Co.                                      30,500          3,016
Giant Cement Holding, Inc. (a)                            40,400            636
Harsco Corp.                                               7,900            541
Hubbell, Inc. Class B                                      3,500            151
Ingersoll-Rand Co.                                        44,900          1,998
Johnson Controls, Inc.                                    22,900          1,898
Magna International, Inc. Class A                         32,500          1,812
Novellus Systems, Inc. (a)                                10,800            585
SPS Technologies, Inc. (a)                                31,700          2,037
Technip SA - ADR                                          26,400          1,231
Timken Co.                                                22,500          1,032
Tremont Corp. (a)                                         50,000          1,806
Tyco International, Ltd.                                  18,300            968
USA Waste Services, Inc. (a)                              40,100          1,278
Watts Industries, Inc. Class A                            25,000            597
Westinghouse Electric Corp.                               60,000          1,192
Wheelabrator Technologies, Inc.                           15,400            250
WMX Technologies, Inc.                                    38,300          1,250
                                                                     ----------

                                                                         34,736
                                                                     ----------

CONSUMER BASICS - 18.9%
Abbott Laboratories                                       79,000          4,009
ALZA Corp. (a)                                             8,700            225
American Brands, Inc.                                     18,900            938
American Home Products Corp.                             108,700          6,373
American Stores Co.                                       47,400          1,937
Amgen, Inc. (a)                                           39,800          2,164
Archer-Daniels-Midland Co.                                96,470          2,122
Astra AB Class A - ADR                                    42,000          2,058
Bard (C.R.), Inc.                                         19,400            543
Baxter International, Inc.                                80,500          3,301
Becton, Dickinson & Co.                                   23,000            998
Bergen Brunswig Corp. Class A                             61,500          1,753
Beverly Enterprises, Inc. (a)                             42,000            536
Biogen, Inc.                                               5,200            200
Biomet, Inc.                                               4,100             62


4  Equity I Fund

EQUITY I FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Black & Decker Corp.                                      26,200     $      789
Bristol-Myers Squibb Co.                                  73,500          7,993
Campbell Soup Co.                                         30,600          2,456
Cardinal Health, Inc.                                     45,165          2,631
Chiquita Brands International, Inc.                       65,700            838
ChiRex, Inc. (a)                                          50,000            588
Coca-Cola Co. (The)                                      136,200          7,168
Coca-Cola Enterprises, Inc.                                7,500            364
Columbia/HCA Healthcare Corp.                            266,950         10,878
Coram Healthcare Corp. (a)                               200,000          1,000
CPC International, Inc.                                   17,200          1,333
Dial Corp.                                                 3,000             44
Dimon, Inc.                                               40,700            941
Dole Food, Inc.                                           26,400            894
FHP International Corp. (a)                                1,600             59
Fresenius Medical Care AG - ADR (a)                       27,400            771
General Nutrition Companies, Inc. (a)                      7,600            128
Giant Food, Inc. Class A                                   4,300            148
Gillette Co.                                              49,700          3,864
Great Atlantic & Pacific Tea Co., Inc.                     2,800             89
Health Management Associates Class A                      45,500          1,024
HealthCare COMPARE (a)                                    15,600            661
HEALTHSOUTH Rehabilitation Corp. (a)                       9,700            375
Hershey Foods Corp.                                        4,200            184
Hillenbrand Industries, Inc.                                 900             33
Hormel (George A.) & Co.                                  30,900            834
IBP, Inc.                                                 58,100          1,409
International Multifoods Corp.                            73,500          1,332
Interstate Bakeries Corp.                                    500             25
IVAX Corp.                                                91,800            941
Johnson & Johnson                                        220,300         10,960
Lilly (Eli) & Co.                                         19,100          1,394
Lincare Holdings, Inc. (a)                                10,800            443
Liposome Co., Inc. (a)                                    20,000            383
McKesson Corp.                                             1,400             78
Medtronic, Inc.                                           39,400          2,679
Merck & Co., Inc.                                        112,850          8,943
Mylan Laboratories, Inc.                                 203,600          3,410
NovaCare, Inc. (a)                                       161,400          1,775
OrNda Healthcorp (a)                                       1,000             29
Owen Healthcare, Inc. (a)                                  4,600            122
Oxford Health Plans, Inc.                                 14,900            872
PepsiCo, Inc.                                            260,050          7,606
Pfizer, Inc.                                             104,900          8,694
Pharmacia & Upjohn, Inc.                                  29,100          1,153
Philip Morris Cos., Inc.                                 193,050         21,742
Physician Sales & Service, Inc. (a)                        2,900             42
Procter & Gamble Co.                                      53,200          5,719
Quorum Health Group, Inc. (a)                              1,800             53
Ralston-Purina Group                                      14,100          1,035
RJR Nabisco Holdings Corp.                                30,020          1,021
Rykoff-Sexton, Inc.                                       80,000          1,270
Safeway, Inc.                                              9,400            402
Sara Lee Corp.                                            40,000          1,490
Schering-Plough Corp.                                     74,100          4,798
Smithkline Beecham PLC - ADR                              81,100          5,515
Snap-On Tools Corp.                                        2,250             80
Sybron International Corp. (a)                               600             20
Tenet Healthcare Corp. (a)                                68,000          1,488
Tupperware Corp.                                           4,900            263
Tyson Foods, Inc. Class A                                 17,500            597
U.S. Surgical Corp.                                       19,600            772
Unilever NV                                               17,700          3,102
United Healthcare Corp.                                   13,800            621
Universal Corp.                                           51,200          1,645
US Bioscience, Inc.                                          563              7
Vons Cos., Inc.  (a)                                       6,600            395
W. R. Grace & Co.                                         57,800          2,991
Watson Pharmaceuticals, Inc. (a)                           2,100             94
Weis Markets, Inc.                                         2,800             89
Wellpoint Health Networks, Inc. Class A                   18,806            645
                                                                     ----------

                                                                        181,450
                                                                     ----------

CONSUMER DURABLES - 2.6%
AutoZone Inc. (a)                                         41,300          1,136
Chrysler Corp.                                           231,000          7,623
Cooper Tire & Rubber Co.                                 145,000          2,864
Dana Corp.                                                11,600            378
Elsag Bailey Process Automation NV                        86,500          1,622
Fleetwood Enterprises, Inc.                                4,200            115
Ford Motor Co.                                           159,100          5,071
General Motors Corp.                                      14,900            831
Harley-Davidson, Inc.                                      1,100             52
Leggett & Platt, Inc.                                      7,500            260
Maytag Corp.                                              13,200            261
PACCAR, Inc.                                               6,900            467
Sunbeam Oster, Inc.                                       14,600            376
UNC, Inc. (a)                                            122,800          1,473
Wabash National Corp.                                     59,100          1,086
Whirlpool Corp.                                           40,600          1,893
                                                                     ----------

                                                                         25,508
                                                                     ----------

CONSUMER NON-DURABLES - 7.7%
Anheuser-Busch Cos., Inc.                                 26,400          1,056
Avon Products, Inc.                                       17,900          1,023
Barry (R.G.) Corp.                                        86,100            947


                                                                Equity I Fund  5

EQUITY I FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Bed Bath & Beyond, Inc.                                    2,900     $       70
CompUSA, Inc.                                             11,000            227
Dayton Hudson Corp.                                      153,400          6,021
Dollar General Corp.                                       4,625            148
Eastman Kodak Co.                                         38,900          3,122
Federated Department Stores, Inc. (a)                     82,900          2,829
Gap, Inc.                                                170,200          5,127
Heilig-Meyers, Co.                                           100              2
Hills Store Co. (a)                                       27,926            168
Home Depot, Inc. (The)                                    66,900          3,353
Jones Apparel Group, Inc.                                 21,200            792
Kellwood Co.                                              60,000          1,200
Kmart Corp. (a)                                          206,400          2,141
Kohl's Corp.                                              27,900          1,095
Liz Claiborne, Inc.                                       11,200            433
Lowe's Cos., Inc.                                         55,900          1,984
Mattel, Inc.                                             136,343          3,784
May Department Stores Co.                                 27,800          1,300
Michaels Stores, Inc. (a)                                100,000          1,187
Neiman-Marcus Group, Inc. (a)                             14,500            370
NIKE, Inc. Class B                                        22,700          1,356
Payless ShoeSource, Inc. (a)                              64,120          2,404
Penney (J.C.) Co., Inc.                                   68,000          3,315
Phar-Mor, Inc. (a)                                       121,500            661
Polaroid Corp.                                            40,000          1,740
PriceCostco, Inc. (a)                                     68,000          1,708
Rayonier, Inc.                                            31,000          1,190
Revco D.S., Inc. (a)                                      22,400            829
Russell Corp.                                             16,500            491
Sears Roebuck & Co.                                      163,600          7,546
SuperValu, Inc.                                           24,600            698
Tiffany & Co.                                              5,500            201
TJX Cos., Inc.                                            48,100          2,279
Toys "R" Us, Inc. (a)                                    209,800          6,294
Unifi, Inc.                                               35,000          1,124
V.F. Corp.                                                 1,600            108
Wal-Mart Stores, Inc.                                     58,700          1,343
Warnaco Group, Inc. Class A                               19,300            572
Woolworth Corp. (a)                                       10,200            223
Zale Corp. (a)                                            65,000          1,243
                                                                     ----------

                                                                         73,704
                                                                     ----------

CONSUMER SERVICES - 3.2%
America West Airlines, Inc. Class B                       76,400          1,213
AMR Corp. (a)                                             21,000          1,851
Boston Chicken, Inc. (a)                                  21,500            769
Brinker International, Inc. (a)                           92,700          1,483
Carnival Corp. Class A                                   112,100          3,699
Choice Hotels International, Inc. (a)                      4,900             86
Circus Circus Enterprises, Inc. (a)                        6,500            224
Comair Holdings, Inc.                                      1,400             34
Continental Airlines, Inc. Class B                        60,000          1,695
Delta Air Lines, Inc.                                      1,900            135
Disney (Walt) Co.                                         60,200          4,191
Hilton Hotels Corp.                                       97,000          2,534
International Game Technology                             10,300            188
King World Productions, Inc. (a)                          25,600            944
KLM Royal Dutch Airlines (a)                              51,091          1,424
Marriot International, Inc.                               17,300            956
McDonald's Corp.                                          20,800            941
Mirage Resorts, Inc.                                      17,200            372
Northwest Airlines Corp. Class A (a)                      81,000          3,159
UAL Corp.                                                 78,500          4,906
                                                                     ----------

                                                                         30,804
                                                                     ----------

ENERGY - 6.9%
Amerada Hess Corp. NPV                                    58,300          3,374
Amoco Corp.                                               67,900          5,466
Apache Corp.                                              46,600          1,648
Atlantic Richfield Co.                                    37,400          4,956
Baker Hughes, Inc.                                        18,300            631
British Petroleum Co. PLC - ADR                           26,900          3,803
Burlington Resources, Inc.                                46,000          2,317
Chevron Corp.                                              3,300            215
Crown Centennial Petroleum Co. Class B (a)                98,000          1,176
Dresser Industries, Inc.                                  15,400            477
Enron Oil & Gas Co.                                       10,800            273
Exxon Corp.                                               85,200          8,350
Global Marine, Inc. (a)                                    7,000            144
Halliburton Co.                                            1,700            102
Kerr-McGee Corp.                                           6,500            468
LTV Corp.                                                  7,200             86
McDermott International, Inc.                             70,000          1,164
Mobil Corp.                                               12,250          1,498
Murphy Oil Corp.                                           4,500            250
NGC Corp.                                                 14,000            326
Noble Drilling Corp. (a)                                  90,000          1,789
NorAm Energy Corp.                                        11,100            171
Occidental Petroleum Corp.                                20,500            479
Oryx Energy Co. (a)                                       28,900            715
Petroleum Heat & Power, Inc. Class A                     246,121          1,507
Pogo Producing Co.                                         2,100             99
Royal Dutch Petroleum Co. - ADR                           18,500          3,159
Schlumberger, Ltd.                                        33,800          3,376
Smith International, Inc. (a)                              3,700            166


6  Equity I Fund

EQUITY I FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Texaco, Inc.                                              50,100     $    4,916
Tosco Corp.                                               35,000          2,769
Transocean Offshore, Inc.                                 39,600          2,480
Union Texas Petroleum Holdings, Inc.                      43,400            971
Unocal Corp.                                              25,500          1,036
USX-Marathon Group                                       217,700          5,198
Western Atlas, Inc. (a)                                      200             14
YPF Sociedad Anonima Class D - ADR                        45,000          1,136
                                                                     ----------

                                                                         66,705
                                                                     ----------

FINANCE - 17.6%
Aetna, Inc.                                               32,200          2,576
AFLAC, Inc.                                              105,000          4,489
Ahmanson (H.F.) & Co.                                     72,400          2,353
Allstate Corp.                                           126,166          7,302
AMBAC, Inc.                                               12,700            843
American Financial Group, Inc.                            41,400          1,563
American General Corp.                                    64,900          2,653
American International Group, Inc.                        87,725          9,496
AmSouth Bancorp                                            4,000            193
Associates First Capital Corp. Class A                    35,800          1,580
Banc One Corp.                                           196,930          8,468
Bancorp Hawaii, Inc.                                      16,800            706
Bank of Boston Corp.                                       1,900            122
BankAmerica Corp.                                         24,600          2,454
Bankers Life Holding Corp.                                 4,200            105
Bankers Trust New York Corp.                               1,900            164
Barnett Banks, Inc.                                       33,300          1,369
Bear Stearns Cos., Inc.                                   19,660            548
Beneficial Corp.                                          29,100          1,844
Charter One Financial, Inc.                                9,800            412
Chase Manhattan Corp.                                    166,584         14,868
Chubb Corp. (The)                                         94,800          5,095
Citicorp                                                  15,600          1,607
CNA Financial Corp. (a)                                    4,600            492
Coast Savings Financial, Inc. (a)                         39,500          1,447
Comerica, Inc.                                            15,900            833
Commerce Bancshares, Inc.                                  2,150             99
Conseco, Inc.                                             17,800          1,135
Corporate Express, Inc. (a)                                3,500            103
Countrywide Credit Industries, Inc.                       67,400          1,929
Danielson Holding Corp. (a)                              128,300            641
Dean Witter, Discover & Co.                               33,745          2,236
Dime Bancorp, Inc. (a)                                    22,500            332
Edwards (A.G.), Inc.                                      18,200            612
Equifax, Inc.                                              5,800            178
Federal Home Loan Mortgage Corp.                          14,900          1,641
Federal National Mortgage Association                    169,600          6,318
First America Bank Corp.                                   1,100             66
First American Corp.                                         800             46
First Bank System, Inc.                                    9,200            628
First Chicago NBD Corp.                                   21,901          1,177
First Empire State Corp.                                     500            144
First Tennessee National Corp.                            13,300            497
First Union Corp.                                         66,200          4,899
Firstar Corp.                                             11,700            614
Fleet Financial Group, Inc.                               30,400          1,516
General Re Corp.                                          28,500          4,496
Golden West Financial Corp.                                7,600            480
Great Western Financial Corp.                             50,900          1,476
Green Tree Financial Corp.                                33,700          1,302
Greenpoint Financial Corp.                                 7,000            331
Household International Corp.                             44,600          4,114
ITT Hartford Group, Inc.                                  15,400          1,039
Jefferson-Pilot Corp.                                      4,900            277
Lehman Brothers Holdings, Inc.                            68,800          2,159
Loews Corp.                                                9,300            877
MBNA Corp.                                               134,650          5,588
Mercantile Bankshares Corp.                                5,600            178
Mercury General Corp.                                      2,300            121
Merrill Lynch & Co., Inc.                                 64,300          5,240
MGIC Investment Corp.                                      8,500            646
Morgan Stanley Group, Inc.                                43,800          2,502
National City Corp.                                       57,800          2,594
NationsBank Corp.                                         71,900          7,028
Northern Trust Corp.                                       4,200            152
Norwest Corp.                                             63,500          2,762
Old Republic International Corp.                          28,650            766
PaineWebber Group, Inc.                                   54,200          1,524
Paul Revere Corp.                                         40,000          1,490
PMI Group, Inc. (The)                                      2,000            111
Progressive Corp.                                         15,500          1,044
Republic New York Corp.                                    9,700            792
Robert Half International, Inc.                            2,900            100
Salomon, Inc.                                             40,500          1,909
Schwab (Charles) Corp.                                     2,500             80
Scor SA - ADR (a)                                         38,600          1,327
Southern National Corp.                                   50,200          1,820
SouthTrust Corp.                                          11,300            393
Standard Federal Bancorporation                            4,400            250
Star Banc Corp.                                            2,800            257
State Street Boston Corp.                                 68,000          4,386
Student Loan Marketing Association                         1,100            102
SunAmerica, Inc.                                           2,600            115
SunTrust Banks, Inc.                                      78,000          3,842
Synovus Financial Corp.                                    2,100             67


                                                                Equity I Fund  7

EQUITY I FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

TCF Financial Corp.                                       21,900     $      953
Torchmark Corp.                                           69,000          3,484
Transamerica Financial Corp.                               7,600            600
Transatlantic Holdings, Inc.                               5,700            459
U.S. Bancorp of Oregon                                    24,800          1,113
Union Planters Corp.                                       2,500             97
USLIFE Corp.                                              10,800            359
Zions Bancorp                                                500             52
Zurich Reins Centre Holdings, Inc.                         4,100            128
                                                                     ----------

                                                                        169,375
                                                                     ----------

GENERAL BUSINESS - 4.4%
American Greetings Corp. Class A                           8,700            247
Ascend Communications, Inc.                               37,100          2,300
Automatic Data Processing, Inc.                          162,800          6,980
Cascade Communications Corp.                              18,300          1,009
Central Newspapers, Inc. Class A                          10,500            462
Comdisco, Inc.                                            11,000            349
Computer Sciences Corp. (a)                               47,000          3,860
Comsat Corp. Series 1                                     28,400            699
Cox Communications, Inc. Class A (a)                      51,600          1,193
CUC International, Inc.                                   41,100            976
Ecolab, Inc.                                               1,000             38
Figgie International Holdings, Inc. Class A (a)           95,700          1,125
First Data Corp.                                          71,152          2,597
Gannett Co., Inc.                                         14,800          1,108
Gartner Group, Inc. Class A                                1,900             74
GTECH Holdings Corp. (a)                                   1,700             54
Knight-Ridder, Inc.                                       28,300          1,083
Meredith Corp.                                             8,500            448
MFS Communications, Inc.                                  10,100            548
New York Times Co. Class A                                60,600          2,303
Nextel Communications, Inc. Class A (a)                   10,100            131
Omnicom Group, Inc.                                        1,800             82
Omnipoint Corp. (a)                                        1,400             27
QUALCOMM, Inc. (a)                                        28,300          1,125
Quintiles Transnational Corp. (a)                          3,900            256
Reuters Holdings PLC Class B - ADR                        22,800          1,744
SBC Communications, Inc.                                  19,000            983
Service Corp. International                              113,100          3,167
Staples, Inc.                                            187,000          3,366
Stewart Enterprises, Inc. Class A                          2,900             98
Tele-Communications - TCI, Group A (a)                    37,600            489
Tele-Communications Liberty Media, Grade A (a)            45,300          1,291
Tribune Co.                                               26,500          2,090
Wallace Computer Services, Inc.                            7,600            262
                                                                     ----------

                                                                         42,564
                                                                     ----------

MISCELLANEOUS - 1.0%
American Real Estate Partners, L.P.                      140,242          1,280
Bradley Real Estate, Inc.                                 32,722            589
Brandywine Realty Trust                                    7,300            142
Canadian Pacific, Ltd.                                    57,000          1,510
Catellus Development Corp. (a)                           130,000          1,479
Crown American Realty Trust                               17,100            128
Echelon International Corp., Inc. (a)                        127              2
Newhall Land & Farming Co.                                76,000          1,282
Providian Corp.                                            6,200            319
Tenneco, Inc.                                             60,800          2,744
                                                                     ----------

                                                                          9,475
                                                                     ----------

SHELTER - 0.4%
Armstrong World Industries, Inc.                          22,900          1,592
Centex Corp.                                              16,800            632
Schuller Corp.                                            27,800            295
Sherwin-Williams Co.                                         900             50
St. Lawrence Cement Inc. Class A                          39,400            288
Standard Pacific Corp.                                    22,000            127
USG Corp. (a)                                              5,400            183
Vulcan Materials Co.                                       6,000            365
                                                                     ----------

                                                                          3,532
                                                                     ----------

TECHNOLOGY - 16.3%
3Com Corp.  (a)                                           38,000          2,783
Adaptec, Inc.                                             39,600          1,584
ADC Telecommunications, Inc.                              12,600            391
Altera Corp. (a)                                          21,400          1,554
American Management Systems, Inc.                          3,500             85
Andrew Corp.                                                 900             48
Apple Computer, Inc. (a)                                  69,700          1,446
Avery Dennison Corp.                                      15,800            559
Avnet, Inc.                                               13,800            804
AVX Corp.                                                  5,600            120
BE Aerospace, Inc. (a)                                   156,800          4,253
Beckman Instruments, Inc.                                 13,500            518
Boeing Co.                                               122,000         12,978
Cabletron Systems, Inc.                                   22,500            748
Cadence Design Systems, Inc.                               6,000            239
CAE, Inc.                                                115,300            872
CDW Computer Centers, Inc.                                 1,400             83
Cisco Systems, Inc.                                      195,600         12,445
COMPAQ Computer Corp. (a)                                114,300          8,487
Computer Associates International, Inc.                   30,250          1,505
Compuware Corp. (a)                                        4,300            215
Curtiss-Wright Corp.                                      20,100          1,013
Dell Computer Corp.                                       45,200          2,401
EG&G, Inc.                                                30,300            610


8  Equity I Fund

EQUITY I FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Electronic Data Systems Corp.                             45,500     $    1,968
Electronics For Imaging, Inc. (a)                            800             65
Ericsson (LM) Telephone Co. Class B - ADR                 32,470            978
Gateway 2000, Inc. (a)                                     1,300             70
General Dynamics Corp.                                     6,200            437
Guidant Corp.                                             15,200            866
Harris Corp.                                               6,500            446
HBO & Co.                                                 43,500          2,583
Hewlett-Packard Co.                                      170,400          8,563
Honeywell, Inc.                                           53,900          3,544
Informix Corp. (a)                                        40,800            831
Intel Corp.                                              214,500         28,073
International Business Machines Corp.                     70,600         10,661
KLA Instruments Corp. (a)                                 30,400          1,075
Lexmark International Group, Inc. Class A (a)              5,000            138
Litton Industries, Inc. (a)                                1,500             71
Lockheed Martin Corp.                                     80,600          7,375
Longview Fibre Co.                                        60,000          1,102
LSI Logic Corp. (a)                                       35,300            944
McAfee Associates, Inc.                                    7,300            318
Medic Computer Systems, Inc.                               4,300            173
Micron Electronics, Inc. (a)                                 200              4
Microsoft Corp.                                          105,000          8,676
Molex, Inc. Class A                                       14,348            509
Netscape Communications Corp.                             57,600          3,269
Northrop Grumman Corp.                                     9,800            811
Novell, Inc. (a)                                           6,400             60
Oracle Systems Corp.                                      51,800          2,156
Parametric Technology Corp.                                4,900            252
Picturetel Corp. (a)                                       2,300             59
Premisys Communications, Inc. (a)                          1,300             44
Raytheon Co.                                              23,800          1,145
Read-Rite Corp. (a)                                       16,700            418
SCI Systems, Inc. (a)                                      7,000            312
Seagate Technology                                        45,600          1,801
Sequent Computer Systems, Inc. (a)                        20,000            353
Storage Technology Corp. (a)                              43,900          2,091
Sun Microsystems, Inc.                                    12,000            308
Symbol Technologies, Inc. (a)                             11,400            504
Tandem Computers, Inc. (a)                                40,000            550
Thermo Instrument Systems, Inc.                            1,100             36
Thomas & Betts Corp.                                       1,500             67
TRW, Inc.                                                  5,600            277
U.S. Robotics Corp.                                       27,400          1,973
United Technologies Corp.                                 35,600          2,350
Western Digital Corp. (a)                                  5,400            307
Xerox Corp.                                               34,800          1,831
Xilinx, Inc. (a)                                          28,500          1,047
                                                                     ----------

                                                                        157,232
                                                                     ----------

TRANSPORTATION - 1.6%
Alexander & Baldwin, Inc.                                  2,200             54
BT Shipping, Ltd. - ADR (a)                              191,600            575
Conrail, Inc.                                              5,915            589
Consolidated Freightways Corp. (a)                         2,400             21
Consolidated Freightways, Inc.                            18,600            414
CSX Corp.                                                 61,600          2,603
Federal Express Corp.                                      1,400             62
Johnstown America Industries, Inc. (a)                    60,000            262
Nordic American Tanker Shipping, Ltd. 1997
  Warrants (a)                                            36,200            163
Norfolk Southern Corp.                                    38,800          3,395
OMI Corp. (a)                                            153,700          1,345
Overseas Shipholding Group, Inc.                          45,000            765
Ryder System, Inc.                                        80,600          2,267
Trinity Industries, Inc.                                  12,200            458
Union Pacific Corp.                                       20,300          1,221
Werner Enterprises, Inc.                                  75,000          1,359
                                                                     ----------

                                                                         15,553
                                                                     ----------

UTILITIES - 7.5%
360 Communications Co. (a)                                 7,500            173
Airtouch Communications, Inc. (a)                        166,000          4,192
Allegheny Power System, Inc.                              15,900            483
Alltel Corp.                                               5,900            185
AT&T Corp.                                               138,200          6,012
Baltimore Gas & Electric Co.                              17,000            455
BCE, Inc.                                                 38,400          1,834
Bell Atlantic Corp.                                       21,700          1,405
BellSouth Corp.                                           10,900            440
Boston Edison Co.                                         32,200            865
Centerior Energy Corp.                                    60,500            650
Central Maine Power Co.                                   44,200            514
Century Telephone Enterprises, Inc.                       30,300            936
Cincinnati Bell, Inc.                                      3,000            185
Columbia Gas System, Inc.                                  2,700            172
Consolidated Natural Gas Co.                              14,700            812
DTE Energy Co.                                            47,700          1,544
Edison International                                      55,000          1,093
El Paso Natural Gas Co.                                    2,500            126
Enova Corp.                                               28,900            657
Enron Corp.                                               10,000            431
ENSERCH Corp.                                             32,000            736
Entergy Corp.                                            116,400          3,230


                                                                Equity I Fund  9

EQUITY I FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Equitable Resources, Inc.                                 18,400     $      547
Florida Progress Corp.                                     1,900             61
GPU, Inc.                                                 68,900          2,317
GTE Corp.                                                 41,700          1,897
Idaho Power Co.                                            8,500            265
IPALCO Enterprises, Inc.                                   4,800            131
KU Energy Corp.                                            6,500            195
LG&E Energy Corp.                                          1,800             44
Long Island Lighting Co.                                  31,200            690
Lucent Technologies, Inc.                                 70,600          3,265
MCI Communications Corp.                                  65,300          2,130
National Fuel & Gas Co.                                   10,300            425
New England Electric System                                7,300            255
New York State Electric & Gas Corp.                       47,300          1,023
Niagara Mohawk Power Corp. (a)                           358,200          3,537
NICOR, Inc.                                               19,000            679
NIPSCO Industries, Inc.                                    6,600            262
NYNEX Corp.                                               76,200          3,667
Pacific Enterprises                                        9,700            295
Pacific Gas & Electric Co.                                78,100          1,640
PacifiCorp.                                                7,400            152
Pinnacle West Capital Corp.                               24,000            762
Potomac Electric Power Co.                                75,000          1,931
PP&L Resources, Inc.                                       4,100             94
Public Service Co. of Colorado                               800             31
Public Service Enterprise Group, Inc.                        500             14
Sonat, Inc.                                               32,000          1,648
Southern New England Telecommunications Corp.             38,900          1,512
Telefonica de Espana SA - ADR                             63,000          4,363
Telefonos de Mexico SA Series L - ADR                    110,000          3,630
Telephone & Data Systems, Inc.                             1,600             58
Texas Utilities Co.                                       45,000          1,834
Unicom Corp.                                              61,500          1,668
United States Cellular Corp. (a)                             600             17
Western Resources, Inc.                                      700             22
WorldCom, Inc.                                           147,300          3,830
                                                                     ----------

                                                                         72,021
                                                                     ----------

TOTAL COMMON STOCKS
(cost $754,111)                                                         934,226
                                                                     ----------

CONVERTIBLE PREFERRED STOCKS - 0.3%
Elsag Bailey Financing Trust                              15,000            570
Elsag Bailey Financing Trust (144A)                       21,700            825
Glendale Federal Bank Series E                            22,100          1,299
                                                                     ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $2,371)                                                             2,694
                                                                     ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                         (000)
                                                      ----------

SHORT-TERM INVESTMENTS - 2.4%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)                $   20,856         20,856
United States Treasury Bills
    5.040% due 02/06/97 (b)(c)(d)                          2,700          2,686
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $23,542)                                                           23,542
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $780,024)(e) - 99.8%                                   960,462

OTHER ASSETS AND LIABILITIES, NET - 0.2%                                  1,491
                                                                     ----------

NET ASSETS - 100.0%                                                  $  961,953
                                                                     ----------
                                                                     ----------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  Rate noted is yield-to-maturity (unaudited).
(d) Held as collateral by the custodian in connection with futures contracts purchased and options written by the Fund.
(e)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting
PLC - Public Limited Company
144A - Represents private placement security for qualified buyers according to rule 144A of the Security Act of 1933.


        The accompanying notes are an integral part of the financial statements.


10  Equity I Fund

EQUITY I FUND

December 31, 1996

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                      ----------  --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Index Futures Contracts
  expiration date 03/97                                       46     $     (200)
S&P 400 Midcap Index Futures Contracts
  expiration date 03/97                                       26             54
                                                                     ----------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                            $     (146)
                                                                     ----------
                                                                     ----------

(#) At December 31, 1996, United States Treasury Bills valued at $2,686 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


        The accompanying notes are an integral part of the financial statements.

                                                               Equity I Fund  11

EQUITY I FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996


ASSETS
Investments at market (identified cost $780,024,316) (Note 2). . . . . . . . . . . . . . . . . . . .     $   960,461,544
Foreign currency holdings (identified cost $25,153). . . . . . . . . . . . . . . . . . . . . . . . .              24,796
Receivables:,
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,720,331
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,278,515
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,221,407
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         967,706,593

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     1,173,151
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,440,202
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             539,822
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .             187,670
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . .             413,045
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,753,890
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   961,952,703
                                                                                                         ---------------
                                                                                                         ---------------
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . .     $           (31)
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          17,816,424
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         180,436,775
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (146,025)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             317,029
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         763,528,531
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   961,952,703
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share
  ($961,952,703 divided by 31,702,860 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $30.34
                                                                                                         ---------------
                                                                                                         ---------------

        The accompanying notes are an integral part of the financial statements.


12  Equity I Fund

EQUITY I FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996


INVESTMENT INCOME
Income:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    15,959,069
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,268,112
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             141,151
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          18,368,332

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     5,261,927
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             505,399
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             260,056
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .              28,184
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              35,044
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              96,033
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,779
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              57,510
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,248,932
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          12,119,400
                                                                                                         ---------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         105,080,575
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,877,216         110,957,791
                                                                                     ---------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          65,244,345
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             158,457          65,402,802
                                                                                     ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         176,360,593
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $   188,479,993
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


                                                               Equity I Fund  13

EQUITY I FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    12,119,400     $    12,250,113
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .         110,957,791          84,208,117
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .          65,402,802          96,854,424
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .         188,479,993         193,312,654

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (12,119,400)        (12,344,719)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . .            (104,398)                 --
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .        (104,790,877)        (73,241,302)
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .         138,990,698          96,528,353
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .         210,456,016         204,254,986
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         751,496,687         547,241,701
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR
  (including accumulated distributions in excess of
  net investment income of $31 at December 31, 1996) . . . . . . . . . . . . . .     $   961,952,703     $   751,496,687
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


14  Equity I Fund

EQUITY I FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $  28.00       $  23.32       $  24.91       $  25.00       $  25.17
                                                              --------       --------       --------       --------       --------


INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .       .42            .52            .62            .60            .61
  Net realized and unrealized gain (loss) on investments . .      5.96           7.71           (.41)          2.18           1.54
                                                              --------       --------       --------       --------       --------

Total Income From Investment Operations. . . . . . . . . . .      6.38           8.23            .21           2.78           2.15
                                                              --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      (.42)          (.52)          (.62)          (.60)          (.62)
  Net realized gain on investments . . . . . . . . . . . . .     (3.62)         (3.03)          (.94)         (2.11)         (1.70)
  In excess of net realized gain on investments. . . . . . .        --             --           (.24)          (.16)            --
                                                              --------       --------       --------       --------       --------

  Total Distributions. . . . . . . . . . . . . . . . . . . .     (4.04)         (3.55)         (1.80)         (2.87)         (2.32)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $  30.34       $  28.00       $  23.32       $  24.91       $  25.00
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . .     23.58          35.94           0.79          11.61           9.02


RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets (a) . . . . . . .       .71            .59            .12            .14            .15
  Net investment income to average net assets (a). . . . . .      1.38           1.91           2.52           2.36           2.53
  Portfolio turnover . . . . . . . . . . . . . . . . . . . .     99.51          92.04          75.02          91.87          71.14
  Net assets, end of year ($000 omitted) . . . . . . . . . .   961,953        751,497        547,242        514,356        410,170
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . . .     .0464            N/A            N/A            N/A            N/A



(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.


        The accompanying notes are an integral part of the financial statements.


                                                               Equity I Fund  15

EQUITY II FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


OBJECTIVE:   To enhance total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from the Equity I Fund.

INVESTS IN: Primarily small capitalization and "emerging growth-type" company U.S. equity securities.

STRATEGY:    The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of six small capitalization stock fund managers with three separate and distinct investment styles.



DATES                       EQUITY II ++      RUSSELL 2500-TM- **    LIPPER-C- SMALL CO. GROWTH ++++
    *                            $10,000                  $10,000                            $10,000
 1987                            $11,032                   $9,532                             $9,509
 1988                            $12,711                  $11,699                            $11,319
 1989                            $15,842                  $13,972                            $13,849
 1990                            $13,503                  $11,893                            $12,440
 1991                            $19,229                  $17,447                            $18,791
 1992                            $21,787                  $20,271                            $21,104
 1993                            $25,427                  $23,623                            $24,620
 1994                            $24,766                  $23,374                            $24,367
 1995                            $31,865                  $30,784                            $31,880
 1996                            $37,761                  $36,642                            $38,182
----------------------------------------------------------------------------------------------------

Total                           $223,923                 $209,237                           $216,061
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

EQUITY II FUND

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $ 11,850       18.51%
5 Years             $ 19,638       14.45%#
10 Years            $ 37,761       14.21%#


RUSSELL 2500-TM- INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $ 11,903       19.03%
5 Years             $ 21,002       16.00%#
10 Years            $ 36,642       13.87%#


LIPPER-C- SMALL CO. GROWTH FUNDS AVERAGE

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $ 11,977       19.77%
5 Years             $ 20,319       15.23%#
10 Years            $ 38,182       14.34%#

   * Assumes initial investment on January 1, 1987.

  ** Russell 2500-TM- Index is composed of the bottom 500 stocks in the Russell 1000-Registered Trademark- Index and all the stocks in the Russell 2000-Registered Trademark- Index. The largest security in this index has a market capitalization of about $2.6 billion.

  ++ Prior to April 1, 1995, fund performance results are reported gross of investment management fees. For the period following April 1, 1995, fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the fund's managers upon request.

++++ Lipper-C- Small Co. Growth Funds Average is the average total return for the universe of funds within the Small Company Growth Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

   # Annualized.


16  Equity II Fund

EQUITY II FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1996, the Equity II Fund had a total return of 18.5% as compared to the Russell 2500-TM- Index results of 19%. The Russell 2500 Index outperformed the Fund primarily due to the Fund's slight underweighting in medium-sized company stocks. As investors became more defensive towards year end, the Fund's Growth managers struggled. The Fund was also disadvantaged on a comparative basis by the lack of real estate investment trust securities (REITs) representation in the portfolio--a sector that gained over 35% and represents over 4% of the Russell 2500 Index.

PORTFOLIO HIGHLIGHTS
The small capitalization market showed signs of a rebound at the beginning of 1996, but lost momentum at the end of the second quarter when investors became worried about slowing economic growth and a boost in interest rates by the Federal Reserve. Unlike the large cap market, where Growth stocks captured investors' favor, small Value stocks dramatically outperformed small Growth stocks. Weakness among two of the largest small cap growth-oriented sectors, consumer and technology, and a disproportionate share of strong-performing energy and financial services issues among value-oriented stocks favored Value investors during the year. The Russell 2000-Registered Trademark- Index's "other" energy sector, which includes oil services, drilling companies, gas distributors and pipelines, gained over 75% during the year--over two times better than the next best performing sector, financial services.

After a slow start, the Equity II Fund was ahead of the Russell 2500 Index for most of 1996 before stumbling in the fourth quarter. The strength of REITs and weakness of health care, specialty retailers, business equipment and services, and computer peripheral companies' stocks were major factors in the fourth quarter's underperformance. All of the Value-oriented managers generated very healthy returns. The Growth managers struggled due to weakness in the consumer and healthcare sectors.

-------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

Sunamerica, Inc.                                           1.0%
Compuware Corp.                                            0.9
Fremont General Corp.                                      0.8
AccuStaff, Inc.                                            0.8
Vintage Petroleum, Inc.                                    0.8
McAfee Associates, Inc.                                    0.8
American Bankers Insurance Group, Inc.                     0.7
ADC Telecommunications, Inc.                               0.7
CBT Group PLC - ADR                                        0.7
U.S. Filter Corp.                                          0.7

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Current P/E Ratio                                         19.3x
Portfolio Price/Book Ratio                                2.53x
Market Capitalization - $ - Weighted Average           1.19 Bil
Number of Holdings                                          878

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS                                        STYLES

Delphi Management, Inc.                            Small Cap-Value
Jacobs Levy Equity Management, Inc.                Small Cap-Value
Fiduciary International, Inc.                      Small Cap-Growth
Sirach Capital Management, Inc.                    Small Cap-Growth
GlobeFlex Capital, L.P.                            Small Cap-Market
                                                     Oriented
Wellington Management Co.                          Small Cap-Market
                                                     Oriented

-------------------------------------------------------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past Performance is not indicative of future results.


                                                              Equity II Fund  17

EQUITY II FUND

STATEMENT OF NET ASSETS

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 93.9%
BASIC INDUSTRIES - 4.1%
AK Steel Holding Corp.                                     7,900     $      313
Albemarle Corp.                                           14,300            259
Alumax, Inc. (a)                                           8,200            274
Amax Gold, Inc. (a)                                        3,600             23
Amcast Industrial Corp.                                    2,100             52
Battle Mountain Gold Co.                                  38,700            266
Bethlehem Steel Corp. (a)                                 69,700            627
Bio-Rad Laboratories, Inc. Class A                         2,850             85
Birmingham Steel Corp.                                     7,000            133
Bowater, Inc.                                              5,600            211
Brush Wellman, Inc.                                        3,700             61
BWay Corp. (a)                                             6,000            115
Cabot Corp.                                                7,600            191
Cambrex Corp.                                              5,400            177
Carbide/Graphite Group, Inc. (The)(a)                      6,000            116
Carpenter Technology Corp.                                 6,100            223
Chaparral Steel Co.                                        1,400             17
ChemFirst, Inc.                                            6,100            141
Chesapeake Corp.                                           4,700            147
Cincinnati Milacron, Inc.                                  5,000            109
Cleveland-Cliffs, Inc.                                     4,900            222
Commercial Metals Co.                                      2,000             60
Commonwealth Aluminum Corp.                                7,600            117
Consolidated Papers, Inc.                                  6,900            339
Dexter Corp.                                               8,300            265
Dravo Corp. (a)                                            2,200             31
Easco, Inc.                                               18,000            131
Ethyl Corp.                                               20,900            201
Fort Howard Corp. New (a)                                 14,000            387
Hecla Mining Co. (a)                                      38,600            217
Inland Steel Industries, Inc.                             30,600            612
International Specialty Products (a)                       7,000             86
J & L Specialty Steel, Inc.                                6,000             68
Lone Star Technologies, Inc. (a)                           3,000             50
Lubrizol Corp.                                            15,200            471
Mark IV Industries, Inc.                                   3,151             71
Material Sciences Corp. (a)                                  700             13
Medusa Corp.                                               2,000             69
Mississippi Chemical Corp.                                44,337          1,064
Mueller Industries, Inc. (a)                               5,800            223
National Steel Corp. Class B (a)                           6,400             59
Olin Corp.                                                21,700            816
Olympic Steel, Inc. (a)                                   22,400            563
Oregon Metallurgical Corp.                                20,700            657
Oregon Steel Mills, Inc.                                  11,500            193
P.H. Glatfelter Co.                                        4,500             81
PENWEST, Ltd.                                              6,000            105
Pope & Talbot, Inc.                                        2,700             43
Potlatch Corp.                                             8,600            370
Precision Castparts Corp.                                  3,300            164
Premark International, Inc.                               29,900            665
Quanex Corp.                                               4,300            118
Rexene Corp.                                              11,500            157
Rouge Steel Co. Class A                                    2,200             46
Schulman (A.), Inc.                                        5,000            123
Slater Steel, Inc.                                        10,000            109
Texas Industries, Inc.                                    15,300            775
Titanium Metals Corp. (a)                                 19,200            626
Tredegar Industries, Inc.                                  1,100             44
Universal Stainless & Alloy Products, Inc. (a)            12,000            105
Webco Industries, Inc. (a)                                15,000             79
WHX Corp. (a)                                             51,500            457
Witco Chemical Corp.                                       5,500            168
Wolverine Tube, Inc. (a)                                   3,700            130
                                                                     ----------

                                                                         14,890
                                                                     ----------

CAPITAL GOODS - 5.1%
ABC Rail Products Corp. (a)                                5,000             99
ABT Building Products Corp. (a)                            1,800             45
AFC Cable Systems, Inc. (a)                                5,000            119
Allwaste, Inc. (a)                                         9,500             49
American Buildings Co. New (a)                             3,000             70
American Power Conversion Corp. (a)                       32,800            894
ANTEC Corp. (a)                                           10,500             93
Aptargroup, Inc.                                          21,700            765
Avondale Industries, Inc. (a)                              2,900             62
Baldor Electric Co.                                        2,800             69
Barnes Group, Inc.                                           800             48
Bearings, Inc.                                             1,900             53
Belden, Inc.                                               9,400            348
BMC West Corp. (a)                                         8,000             98
Briggs & Stratton Corp.                                    7,400            326
BWIP Holding, Inc. Class A                                 5,900             97
Cable Design Technologies Corp.                            3,000             92
Central Tractor Farm & Country, Inc. (a)                   5,000             69
Charter Power Systems, Inc.                                3,000             91
Cohu, Inc.                                                39,500            908
Columbus McKinnon Corp.                                   39,000            595
Control Devices, Inc. (a)                                  6,100             77
Core Industries, Inc.                                     47,000            775
Culligan Water Technologies, Inc. (a)                     15,600            632
Cummins Engine Co., Inc.                                  12,300            566
Daniel Industries, Inc.                                    7,400            109
DT Industries, Inc.                                        1,500             52
Exide Corp.                                               11,400            262
Farr Co. (a)                                               6,000            100
Flow International Corp. (a)                              10,000             91
Fluke Corp.                                                2,700            120
FSI International, Inc. (a)                               11,100            166


18  Equity II Fund

EQUITY II FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Giant Cement Holding, Inc. (a)                             7,000     $      110
Giddings & Lewis, Inc.                                    21,100            272
Gleason Corp.                                              2,500             83
Global Industrial Technologies, Inc. (a)                   6,800            150
Greenbrier Companies, Inc.                                 2,100             22
Harmon Industries, Inc.                                    7,000            129
Hubbell, Inc. Class B                                      6,600            285
Hughes Supply, Inc.                                        5,000            216
Hurco Cos., Inc.                                          16,000             86
Insituform Technologies, Inc. Class A (a)                  5,400             40
Juno Lighting, Inc.                                        3,600             57
Kennametal, Inc.                                          12,400            482
Kuhlman Corp.                                              8,300            161
MagneTek, Inc. (a)                                         5,400             70
Martin Marietta Materials, Inc.                            1,600             37
Measurex Corp.                                             4,400            106
Mitcham Industries, Inc. (a)                              10,000             96
National Service Industries, Inc.                         15,900            594
NCI Building Systems, Inc. (a)                            26,100            891
OHM Corp. (a)                                              4,600             39
Park Electrochemical Corp.                                 4,100             93
Plantronics, Inc. New (a)                                  3,000            135
Powell Industries, Inc. (a)                                8,000            111
Rexel, Inc. (a)                                            8,700            138
Scotman Industries, Inc.                                   1,400             33
Shelter Components Corp.                                   8,000             98
SIFCO Industries                                          55,000            571
Silicon Valley Group, Inc. (a)                            14,800            296
SPS Technologies, Inc. (a)                                   900             58
Synalloy Corp.                                             7,000            110
Tecumseh Products Co. Class A                              3,500            200
TETRA Technologies, Inc. New (a)                          43,568            850
Thomas Industries, Inc.                                    1,300             27
Timken Co.                                                12,100            555
U.S. Filter Corp. (a)                                     55,850          1,773
United Waste Systems, Inc.                                45,900          1,572
Zurn Industries, Inc.                                      5,500            144
                                                                     ----------

                                                                         18,630
                                                                     ----------

CONSUMER BASICS - 9.0%
ABR Information Services, Inc.                            15,400            604
American HomePatient, Inc.                                26,400            706
American Medical Response (a)                              3,000             97
Apogee, Inc. (a)                                          15,000             54
ARV Assisted Living, Inc. (a)                              6,000             64
Bergen Brunswig Corp. Class A                              7,900            225
Bindley Western Industries, Inc.                           3,800             74
BioChem Pharma, Inc. (a)                                  26,300          1,312
Biogen, Inc.                                              21,000            808
Bob Evans Farms, Inc.                                      9,200            123
Bush Boake Allen, Inc. (a)                                   600             16
Central Sprinkler Corp. (a)                                5,700            137
Chemed Corp.                                               1,900             69
ChiRex, Inc. (a)                                          35,000            411
Church and Dwight Co., Inc.                                3,000             69
Coca-Cola Bottling Co.                                    19,500            931
Coherent, Inc. (a)                                        19,800            841
Cohr, Inc. (a)                                            31,000            821
Collagen Corp.                                             6,000            109
Cross (A.T.) Co. Class A                                   4,900             57
Curative Technologies, Inc. (a)                           37,800          1,035
Dean Foods Co.                                             6,500            210
Duckwall-ALCO Stores, Inc. New (a)                         6,000             84
Dura Pharmaceuticals, Inc.                                34,200          1,629
Equity Corp. International                                15,000            289
ESC Medical Systems, Ltd.                                 15,200            388
Gensia, Inc. (a)                                          11,000             50
GranCare, Inc. (a)                                         5,000             89
Health Care & Retirement Corp.                            26,500            759
Health Management Associates Class A                      40,000            900
Healthcare Services Group, Inc. (a)                       10,000            100
Healthdyne Technologies, Inc. (a)                          9,711             86
Heartland Express, Inc.                                   33,000            796
Herbalife International, Inc.                             37,100          1,206
Home Health Corp. of America, Inc. (a)                    10,000            109
Horizon/CMS Healthcare Corp. (a)                          27,700            350
Hormel (George A.) & Co.                                   7,300            197
Hosposable Products, Inc. (a)                             79,000            365
Immucor Corp. (a)                                          8,000             75
Instrumentation Laboratory S.p.A. - ADR (a)               61,500            600
International Multifoods Corp.                             3,200             58
Lincare Holdings, Inc. (a)                                38,600          1,583
Mariner Health Group, Inc. (a)                            21,400            177
Maxxim Medical, Inc. (a)                                   7,500             94
Medicis Pharmaceutical Corp. Class A                      31,300          1,362
Minntech Corp.                                             7,000             81
MMI Companies, Inc.                                        5,600            181
Nature's Sunshine Products, Inc.                           5,000             90
NBTY, Inc. (a)                                            55,600          1,049
Northland Cranberries, Inc. Class A                        5,000            112
NovaCare, Inc. (a)                                       107,900          1,187
Pediatric Services of America, Inc. (a)                    6,500            124
Pediatrix Medical Group (a)                                9,800            361
PhyCor, Inc.                                              27,700            779
PhyMatrix Corp. (a)                                       50,400            718
Physiometrix, Inc. (a)                                    25,000             88
Prime Hospitality Corp. (a)                                5,000             81
Protocol Systems, Inc. (a)                                 9,000            115
Ralcorp Holdings, Inc. (a)                                 6,800            144


                                                              Equity II Fund  19

EQUITY II FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Renal Treatment Centers, Inc.                             30,000     $      765
Respironics, Inc. (a)                                      7,000            117
Ruddick Corp.                                              3,500             49
Safeskin Corp. (a)                                        20,400            994
Safety 1st, Inc. (a)                                      10,000            103
Schultz Sav-O Stores, Inc.                                40,500            567
Sequus Pharmaceuticals, Inc. (a)                          20,800            330
Snap-On Tools Corp.                                       11,600            413
Sola International, Inc. (a)                              25,000            950
Stanhome, Inc.                                             4,200            111
Starbucks Corp. (a)                                       12,000            342
Starrett (L.S.) Co. Class A                               23,000            653
Strategic Distribution, Inc. (a)                          18,160            143
Sun Healthcare Group, Inc. (a)                            16,300            220
Sunrise Medical, Inc. (a)                                  5,700             90
Total Renal Care Holdings, Inc. (a)                       35,000          1,269
Transitional Hospitals Corp. (a)                          22,000            212
Universal Corp.                                            7,300            235
                                                                     ----------

                                                                         32,792
                                                                     ----------

CONSUMER DURABLES - 1.5%
Aftermarket Technology Corp.                              18,500            315
Arctic Cat, Inc.                                           4,300             43
Arvin Industries, Inc.                                     8,700            215
ASM Lithography Holding NV                                19,500            970
Bandag, Inc.                                               3,900            185
Coachmen Industries, Inc.                                 33,000            936
CORT Business Services Corp. (a)                           5,000            103
Excel Industries, Inc.                                     7,000            116
Kimball International, Inc. Class B                        1,000             41
Kinetic Concepts, Inc.                                     5,000             61
La-Z-Boy Chair Co.                                         1,300             38
Lithia Motors, Inc., Class A                               9,100            100
Myers Industries, Inc.                                     2,400             41
National Presto Industries, Inc.                           1,000             37
Outboard Marine Corp.                                     17,800            294
Pronet, Inc. (a)                                          22,100             94
Schult Homes Corp.                                         3,500             82
Smith (A. O.) Corp.                                       34,800          1,040
Standard Products Co.                                      1,800             46
TBC Corp. (a)                                              6,400             48
Titan Wheel International, Inc.                           13,200            168
Toro Co.                                                   4,700            172
US Industries, Inc. New (a)                               11,700            402
West, Inc.                                                 1,300             37
                                                                     ----------
                                                                          5,584
                                                                     ----------

CONSUMER NON-DURABLES - 5.8%
Abercrombie & Fitch Co. Class A (a)                       24,600            406
AnnTaylor Stores Corp. (a)                                30,100            527
Block Drug Co., Inc. Class A                              13,028            599
Brown Group, Inc.                                          8,100            149
Canandaigua Wine, Inc. Class A (a)                        11,500            326
Carson Pirie Scott & Co. (a)                               6,400            162
Cash America International, Inc.                           9,838             84
Cole National Corp. Class A (a)                            5,000            131
Daisytek International Corp. (a)                           2,000             82
Designer Holdings, Ltd. (a)                               53,200            858
Dress Barn, Inc. (a)                                       8,700            130
Fieldcrest Cannon, Inc. (a)                                7,000            112
Fingerhut Cos., Inc.                                      14,800            181
Gadzooks, Inc.                                            36,900            673
Goody's Family Clothing, Inc. (a)                         46,800            825
Handleman Co. (a)                                          7,100             60
Helen of Troy, Ltd. New (a)                                6,000            131
Huffy Corp.                                               11,000            158
Jean Phillippe Fragrances, Inc. New (a)                   12,000             75
Just For Feet, Inc.                                       44,200          1,155
Kellwood Co.                                               8,000            160
Land's End, Inc. (a)                                       4,000            106
Leslie's Poolmart (a)                                      8,000            103
MacFrugals Bargains Close Outs, Inc. (a)                   7,400            193
Mercantile Stores, Inc.                                    3,700            183
Mohawk Industries, Inc. (a)                               38,500            852
Morningstar Group, Inc. (a)                               43,600            856
Movado Group, Inc.                                        41,500          1,100
Nautica Enterprises, Inc.                                 50,400          1,260
Nutramax Products, Inc. New (a)                            8,000             86
Paragon Trade Brands, Inc. (a)                            40,800          1,224
PeopleSoft, Inc.                                          23,000          1,101
Quaker Fabric Corp. New (a)                                9,000            126
Rayonier, Inc.                                             6,500            249
Rite Aid Corp.                                            21,500            855
Ross Stores, Inc.                                         15,800            786
Russ Berrie & Co., Inc.                                    1,300             23
Russell Corp.                                              5,100            152
Shopko Stores, Inc.                                       47,700            715
Sports & Recreation, Inc. (a)                              7,600             59
SuperValu, Inc.                                            5,100            145
Tiffany & Co.                                             25,000            916
TJX Cos., Inc.                                            23,300          1,104
Value City Department Stores, Inc. (a)                    84,900            891
Valuevision International, Inc. Class A (a)                7,300             39
Video Update, Inc. Class A (a)                            25,000             94
Waban, Inc. (a)                                           30,500            793
Windmere Corp.                                            21,600            278
                                                                     ----------

                                                                         21,273
                                                                     ----------


20  Equity II Fund

EQUITY II FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

CONSUMER SERVICES - 2.0%
AAR Corp.                                                  4,400     $      133
America West Airlines, Inc. Class B                       25,700            408
Atlantic Southeast Airlines, Inc.                         15,900            348
Aztar Corp. (a)                                           40,900            286
CKE Restaurants, Inc.                                      7,600            274
Equity Inns, Inc.                                          8,000            104
GC Companies, Inc. (a)                                     1,000             35
Harvey's Casino Resorts                                    2,100             35
Hollywood Entertainment Corp. (a)                         36,300            672
Hollywood Park, Inc. (a)                                   5,600             84
King World Productions, Inc. (a)                          19,000            701
Lodgenet Entertainment Corp. (a)                           7,000            122
Luby's Cafeterias, Inc.                                   33,500            666
Marcus Corp.                                                 900             19
Max & Erma's Restaurants, Inc. (a)                        14,000             91
Mesa Airlines, Inc. (a)                                   12,200             82
O'Charleys, Inc. (a)                                       8,000            100
Players International, Inc. (a)                           12,500             66
Qantas Airways, Ltd. ADR                                  28,500            475
Recoton Corp. (a)                                          8,000            118
Red Roof Inns, Inc. (a)                                    3,600             56
Rio Hotel & Casino, Inc. (a)                               3,700             54
Ruby Tuesday, Inc.                                         3,900             72
Ryan's Family Steak Houses, Inc. (a)                     108,700            747
ShoLodge, Inc. (a)                                        10,000            127
Showbiz Pizza Time, Inc.                                  45,200            819
Skywest, Inc.                                              4,100             57
Speedway Motorsports, Inc.                                 6,600            139
Studio Plus America, Inc.                                  7,000            110
Sunstone Hotel Investors, Inc.                            21,000            276
Supertel Hospitality, Inc. (a)                            12,000            108
                                                                     ----------

                                                                          7,384
                                                                     ----------

ENERGY - 8.1%
AGL Resources, Inc.                                          400              9
Alamco, Inc. (a)                                          10,000            113
Apache Corp.                                              26,900            952
Arch Petroleum, Inc. New (a)                              34,800             87
Barrett Resources Corp. (a)                               18,000            767
Basin Exploration, Inc. (a)                               91,100            558
Belden & Blake Corp. (a)                                   7,100            181
BJ Services Co. (a)                                       20,000          1,020
Camco International, Inc.                                  1,600             74
Coho Energy, Inc. (a)                                     13,181             94
Cross Timbers Oil Co.                                     32,500            817
Dailey Petroleum Services Corp. (a)                        8,000             82
Energen Corp.                                              1,700             51
Energy Ventures, Inc. (a)                                 16,900            860
ENSCO International, Inc. (a)                             26,312          1,276
Enserch Exploration, Inc. (a)                             21,100            248
Evergreen Resources, Inc. (a)                             16,000            130
Flores & Rucks, Inc. (a)                                  15,000            799
Forcenergy, Inc. (a)                                       3,200            115
Giant Industries, Inc.                                    36,000            504
Global Industries, Inc.                                    4,000             73
Harcor Energy, Inc. New (a)                               25,000            119
Helmerich & Payne, Inc.                                   19,900          1,037
Hugoton Energy Corp. (a)                                   3,600             36
ICO, Inc.                                                 12,800             78
Indiana Energy, Inc.                                         100              2
Laclede Gas Co.                                            1,100             27
Louis Dreyfus Natural Gas Corp. (a)                          400              7
LTV Corp.                                                 54,400            646
Marine Drilling Co, Inc. (a)                              55,300          1,085
MidAmerican Energy Holdings Co.                           12,400            197
Mitchell Energy & Development Corp.                        3,400             75
Newfield Exploration Co.                                  27,800            723
Noble Drilling Corp. (a)                                  77,700          1,544
Nuevo Energy Co. (a)                                      14,200            738
NUI Corp.                                                  1,200             27
Oryx Energy Co. (a)                                       33,100            819
Parallel Petroleum Corp. (a)                              19,800             93
Parker & Parsley Petroleum Co.                            37,900          1,393
Plains Resources, Inc. (a)                                 3,800             59
Pool Energy Services Co. (a)                              52,300            804
Pride Petroleum Services, Inc. (a)                        14,200            327
Production Operators Corp.                                 3,000            140
Quaker State Oil Refining Corp.                           11,200            158
Questar Corp.                                              8,500            312
Reading & Bates Corp. (a)                                 20,000            530
Santa Fe Energy Resources, Inc. (a)                       80,000          1,110
Snyder Oil Corp.                                          17,000            295
Stone Energy Corp. (a)                                    26,000            777
Sun Co., Inc.                                             13,600            332
Tesoro Petroleum Corp. (a)                                 9,300            130
Texoil, Inc. (a)                                          65,000             69
Transocean Offshore, Inc.                                 15,000            939
Tuboscope Vetco International Corp. (a)                    8,000            123
Ultramar Diamond Shamrock Corp.                           10,800            342
Union Texas Petroleum Holdings, Inc.                      19,500            436
USX-Delhi Group                                           69,500          1,103
Vastar Resources, Inc.                                    16,000            608
Veritas DGC, Inc. (a)                                     34,000            629
Vintage Petroleum, Inc.                                   61,400          2,118
Wiser Oil Co.                                             35,500            701
                                                                     ----------
                                                                         29,498
                                                                     ----------

FINANCE - 19.9%
Acceptance Insurance Companies, Inc. (a)                     800             16


                                                              Equity II Fund  21

EQUITY II FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

ALBANK Financial Corp.                                     5,000     $      157
Allied Group, Inc.                                         2,250             73
Allmerica Financial Corp.                                  9,100            305
Allmerica Property & Casualty Cos.                         2,800             85
American Bankers Insurance Group, Inc.                    38,900          1,979
American Eagle Group, Inc.                                22,000            104
American Financial Group, Inc.                             6,000            226
American National Insurance Co.                           10,800            796
AMRESCO, Inc. (a)                                         35,300            935
AmSouth Bancorp                                           15,600            755
AmVestors Financial Corp.                                  3,300             49
Associated Banc-Corp.                                      1,000             42
Astoria Financial Corp.                                   44,700          1,648
AVEMCO Corp.                                              36,000            563
Bancorp Hawaii, Inc.                                       2,200             92
BankAtlantic Bancorp, Inc.                                45,900            602
Bankers Corp.                                              6,000            121
BanPonce Corp.                                            26,600            891
Bay View Capital Corp.                                     1,800             76
Bear Stearns Cos., Inc.                                   56,210          1,567
Berkley (W.R.) Corp.                                      16,000            812
BHC Financial, Inc.                                        8,000            126
Capmac Holdings, Inc.                                      2,600             86
Capsure Holdings Corp.                                     6,800             77
Carolina First Corp.                                       4,000             77
CCB Financial Corp.                                        1,000             68
Central Fidelity Banks, Inc.                               2,500             64
Centura Banks, Inc.                                        1,300             58
CFI ProServices, Inc. (a)                                  5,000             69
Charter One Financial, Inc.                               35,460          1,489
CitiFed Bancorp, Inc.                                      6,000            198
City National Corp.                                       14,000            303
Cityscape Financial Corp.                                 24,200            629
CNB Bancshares, Inc.                                       1,050             44
Collective Bancorp, Inc.                                  27,400            959
Colonial BancGroup, Inc.                                  27,500          1,100
Commerce Bancorp, Inc.                                     1,500             49
Commerce Group, Inc.                                       2,200             56
Commercial Federal Corp.                                   4,200            202
Community First Bankshares, Inc.                           1,500             41
Compass Bancshares, Inc.                                   2,600            103
Conseco, Inc.                                             13,000            829
Corporate Express, Inc. (a)                               35,350          1,038
CorVel Corp. (a)                                           4,000            113
Countrywide Credit Industries, Inc.                       25,500            730
Cullen Frost Bankers, Inc.                                 4,000            132
Dauphin Deposit Corp.                                      1,800             59
Delphi Financial Group, Inc.                              28,500            841
Delta Financial Corp. (a)                                  1,400             25
Deposit Guaranty Corp.                                     2,000             62
Dime Community Bancorp, Inc. (a)                          30,000            435
Donaldson, Lufkin & Jenrette, Inc.                        23,100            832
Donegal Group, Inc.                                        7,800            156
Downey Financial Corp.                                     1,650             32
Eaton Vance Corp.                                         23,900          1,138
Enhance Financial Services Group, Inc.                     2,600             95
Envoy Corp. New (a)                                       29,100          1,095
Everest Re Holdings, Inc.                                  6,400            184
Executive Risk, Inc.                                      23,000            851
EXEL, Ltd.                                                17,000            644
Fidelity National Financial                                5,721             87
Financial Fed Corp.                                        6,000            101
First American Corp.                                      11,000            634
First American Financial Corp.                            33,000          1,357
First Bell Bancorp, Inc.                                   6,300             83
First Commerce Corp.                                      20,900            807
First Colorado Bankcorp, Inc.                              4,300             73
First Financial Caribbean Corp.                            4,000            111
First Financial Corp.                                      4,000             97
First Hawaiian Creditcorp, Inc.                            2,500             88
First Mortgage Corp. (a)                                  15,500             64
First Republic Bancorp, Inc. (a)                           6,000            101
First Security Corp.                                       8,000            270
First Tennessee National Corp.                             2,300             86
First Virginia Banks, Inc.                                 2,400            115
FirstBank Puerto Rico                                      1,000             26
FirstFed Financial Corp. (a)                               1,700             37
Flushing Financial Corp.                                   6,200            112
Fremont General Corp.                                     73,350          2,274
Great Financial Corp.                                      2,100             61
Greenpoint Financial Corp.                                26,900          1,271
Guarantee Life Companies, Inc.                             1,800             33
Guaranty National Corp.                                    3,300             55
HCC Insurance Holdings, Inc.                              12,100            290
Hibernia Corp.                                            23,600            313
Imperial Bancorp                                           2,700             65
Imperial Credit Industries, Inc.                          62,236          1,299
Inter-Regional Financial Group, Inc.                       1,800             63
Jefferies Group, Inc.                                     20,000            808
Keystone Financial, Inc.                                   2,550             64
Lehman Brothers Holdings, Inc.                            31,500            988
Leucadia National Corp.                                   34,200            915
Liberty Corp.                                              1,100             43
Life USA Holdings, Inc. New (a)                            3,700             43
Litchfield Financial Corp.                                 7,350            103
Long Island Bancorp, Inc.                                  6,900            241
MAF Bancorp, Inc.                                          3,411            117
Magna Group, Inc.                                          7,000            207
Markel Corp. (a)                                          12,500          1,113
ML Bancorp, Inc.                                           6,600             92


22  Equity II Fund

EQUITY II FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Money Store, Inc. (The)                                   53,800     $    1,486
NAC Reinsurance Corp.                                      9,900            335
New York Bancorp, Inc.                                       900             35
North American Mortgage Co.                                7,300            144
North Fork Bancorporation, Inc.                            9,400            335
Ocean Financial Corp. (a)                                  5,000            127
Ohio Casualty Corp.                                        2,500             89
Old Kent Financial Corp.                                  15,595            743
Old National Bancorp                                       1,000             39
Old Republic International Corp.                          16,300            436
ONBANCorp. Inc.                                            5,400            200
One Valley Bancorp of West Virginia, Inc.                  1,250             46
Orion Capital Corp.                                        3,300            202
Penn Treaty American Corp. (a)                             4,000            102
PennCorp Financial Group, Inc.                            23,800            857
Peoples Heritage Financial Group                          39,312          1,091
PFF Bancorp, Inc. (a)                                      9,000            132
Price (T. Rowe) & Associates, Inc.                        10,700            463
Provident Bankshares Corp.                                 1,260             49
Quaker City Bancorp, Inc. (a)                              7,400            141
Queens County Bancorp                                      2,666            126
RAC Financial Group, Inc.                                 33,600            689
Raymond James Financial, Inc.                              1,800             54
RCSB Financial, Inc.                                      29,000            834
Reliance Group Holdings, Inc.                             19,000            173
RenaissanceRe Holdings, Ltd.                              30,500          1,007
Republic Bancorp, Inc.                                     3,900             45
Resource Bancshares Mortgage Group                         8,954            128
Riggs National Corp.                                      10,300            178
Robert Half International, Inc.                           20,900            718
Security Capital Corp.                                     1,000             73
Security Connecticut Corp.                                 7,300            256
Selective Insurance Group, Inc.                           24,600            935
Signet Banking Corp.                                      17,400            535
Silicon Valley Bancshares (a)                              1,100             35
Sotheby's Holdings Co., Inc. Class A                      45,000            838
Southern Pacific Funding Corp. (a)                        19,800            616
SouthTrust Corp.                                          11,800            410
Sovereign Bancorp, Inc.                                   58,655            763
St. Paul Bancorp, Inc.                                     3,200             94
Standard Federal Bancorporation                           14,200            808
Standard Financial, Inc.                                   3,700             73
State Auto Financial Corp.                                 7,500            135
SunAmerica, Inc.                                          61,400          2,725
Susquehanna Bancshares, Inc.                               1,000             35
T R Financial Corp.                                        3,800            135
TCF Financial Corp.                                       20,000            870
Titan Holdings, Inc.                                       8,020            132
Transatlantic Holdings, Inc.                              18,000          1,449
Trenwick Group, Inc.                                      21,000            971
UICI (a)                                                  21,000            675
Union Planters Corp.                                      43,302          1,689
UnionBanCal Corp.                                          2,200            116
United Fire & Casualty Co.                                25,575            902
Unitrin, Inc.                                              1,600             89
US Facilities Corp.                                       52,300          1,026
USF&G Corp.                                               38,800            810
USLIFE Corp.                                              36,900          1,227
Valley National Bancorp                                    2,200             56
Washington Federal, Inc.                                   6,200            161
Washington Mutual, Inc.                                   24,900          1,077
Washington National Corp.                                  5,100            140
Westamerica Bancorporation                                 1,000             58
Westcorp, Inc.                                             6,365            139
Western National Corp.                                     5,200            100
Whitney Holding Corp.                                      1,000             35
Zenith National Insurance Corp.                            1,100             30
                                                                     ----------

                                                                         72,912
                                                                     ----------

GENERAL BUSINESS - 9.6%
AccuStaff, Inc.                                          103,500          2,186
American Business Products, Inc.                           1,200             30
American Greetings Corp. Class A                          51,600          1,464
American Residential Services, Inc. (a)                    3,200             87
APAC Teleservices, Inc.                                   35,100          1,334
Ascend Communications, Inc.                               15,000            930
Assisted Living Concepts, Inc. (a)                         5,600             85
Banta Corp.                                               25,500            574
BISYS Group, Inc. New (a)                                 25,000            925
Bowne & Co., Inc.                                          4,600            113
Caribiner International, Inc. (a)                         17,000            854
Cascade Communications Corp.                              10,800            595
Central Newspapers, Inc. Class A                          28,600          1,258
Cognos, Inc.                                              43,500          1,207
Comarco, Inc. (a)                                          5,000             90
Comnet Cellular, Inc. (a)                                  1,793             50
Comsat Corp. Series 1                                     12,200            300
COREStaff, Inc.                                           27,000            635
Dames & Moore, Inc.                                        2,800             41
DeVRY, Inc.                                               30,000            705
DSP Communications, Inc.                                  37,300            718
Educational Medical, Inc. (a)                              8,700             96
Effective Management Systems, Inc. (a)                    16,000             92
Ennis Business Forms, Inc.                                36,050            406
Franklin Quest Co. (a)                                     4,700             99
G & K Services, Inc. Class A                              17,100            641
General Communication, Inc. Class A (a)                   16,000            126
Gibson Greetings, Inc. (a)                                 3,600             70
Globe Business Resources, Inc. (a)                        12,000            114


                                                              Equity II Fund  23

EQUITY II FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Golden Books Family Entertainment, Inc. (a)                7,300     $       79
Grey Advertising                                           4,000          1,000
Harland (John H.) Co.                                     23,900            789
Harte Hanks Communications                                26,400            733
Houghton Mifflin Co.                                      14,500            821
Hunt Manufacturing Co.                                       700             13
Iron Mountain, Inc. (a)                                    5,000            151
Jones Intercable, Inc. Class A (a)                        50,500            518
Katz Digital Technologies, Inc. (a)                       20,000             62
Kelly Services, Inc. Class A                               2,200             59
Kronos, Inc.                                               4,000            122
Lee Enterprises, Inc.                                     37,000            860
Logicon, Inc.                                              3,600            131
McClatchy Newspapers, Inc. Class A                        28,000            980
Merrill Corp.                                              1,400             32
META Group, Inc. (a)                                      39,600          1,030
Metricom, Inc. (a)                                         6,500             97
MicroAge, Inc. (a)                                        43,700            869
Miller (Herman), Inc.                                      3,900            219
MSC Industrial Direct Co., Inc. Class A (a)                2,800            104
New England Business Service, Inc.                         2,100             45
Ortel Corp. (a)                                           16,800            395
Outdoor Systems, Inc.                                     15,550            435
Paychex, Inc.                                             17,500            899
PC Service Source, Inc. (a)                                9,600             71
Pegasus Communications Corp. Class A (a)                  10,000            133
Personnel Group of America, Inc. (a)                       7,400            179
Quintiles Transnational Corp. (a)                         14,000            917
Richey Electronics, Inc. (a)                              12,000            137
Saga Communications Class A                                5,000             98
SFX Broadcasting, Inc. Class A (a)                         3,500            103
Sovran Self Storage, Inc.                                 26,500            828
Spelling Entertainment Group, Inc. (a)                     7,700             57
Standard Register Co.                                      2,100             68
Steris Corp. (a)                                          20,000            870
Thomas Nelson, Inc.                                        5,800             86
TRM Copy Centers Corp. (a)                                10,000             97
True North Communications, Inc.                            3,500             77
United Wisconsin Services, Inc.                            2,200             58
Universal Outdoor Holdings, Inc. (a)                      32,600            750
US Office Products Co.                                    49,100          1,657
Viking Office Products, Inc.                              20,000            530
Wackenhut Corp.                                            5,000             86
Washington Post Co. Class B                                3,400          1,139
Young Broadcasting Corp. Class A (a)                      21,000            614
Zilog, Inc. (a)                                            6,200            162
                                                                     ----------

                                                                         34,985
                                                                     ----------

MISCELLANEOUS - 2.3%
Apollo Group, Inc. Class A                                17,000            567
Arden Realty Group, Inc.                                  37,000          1,027
Castle & Cook, Inc. New (a)                                8,200            130
Childtime Learning Centers (a)                             6,100             57
Chris Craft Industries, Inc.                               4,502            189
Citation Corp. (a)                                         9,000             89
Cornell Corrections, Inc. (a)                              7,100             63
FRP Properties, Inc. (a)                                   6,000            150
Griffon Corp. (a)                                         77,600            951
Gyrodyne Co. of America, Inc. (a)                          1,500             17
Ha-Lo Industries, Inc.                                    30,250            832
Hirsch International Group Class A                         6,250            113
Insignia Financial Group, Inc. Class A                    40,000            900
Jabil Circuit, Inc. (a)                                    2,300             92
Landair Services, Inc. (a)                                11,000            110
Leather Factory, Inc. (a)                                 60,000             49
M.D.C. Holdings, Inc.                                     14,300            123
Mark VII, Inc. (a)                                         5,000            138
McWhorter Technologies, Inc. (a)                           1,800             41
NN Ball & Roller, Inc.                                     5,000             76
NUMAR Corp. (a)                                            8,000            107
On Assignment, Inc. (a)                                   25,000            713
Philip Environmental, Inc. (a)                             9,600            139
PXRE Corp.                                                36,787            911
S3, Inc. (a)                                              30,400            494
Supreme Industries, Inc. Class A (a)                      15,000             85
Tracor, Inc. New (a)                                       6,600            140
Youth Services International, Inc.                        10,000            150
                                                                     ----------

                                                                          8,453
                                                                     ----------

SHELTER - 2.5%
Ameron International Corp.                                 1,400             72
Cameron Ashley, Inc. (a)                                  10,000            136
Centex Construction Products, Inc.                         9,700            175
Centex Corp.                                              27,500          1,035
Champion Enterprises, Inc.                                38,700            755
Continental Homes Holding Corp.                            5,000            106
Crossmann Communities, Inc. (a)                            5,100             87
Dayton Superior Corp. Class A (a)                         58,100            763
Fibreboard Corp. New (a)                                   2,500             84
Florida Rock Industries, Inc.                                700             23
Granite Construction, Inc.                                28,800            547
Lennar Corp.                                              33,000            899
Lone Star Industries, Inc.                                 4,300            159
Pacific Greystone Corp. (a)                                8,000             88
Plum Creek Timber Co. L.P.                                23,000            598
Ryland Group, Inc.                                         6,700             92
Schuller Corp.                                            28,600            304
Smith (Charles E.) Residential Realty, Inc.               29,000            848
Southdown, Inc.                                           36,500          1,136
St. Joe Corp.                                             12,000            780


24  Equity II Fund

EQUITY II FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Standard Pacific Corp.                                    24,400     $      140
Vulcan Materials Co.                                       5,100            310
                                                                     ----------

                                                                          9,137
                                                                     ----------

TECHNOLOGY - 17.9%
Actel Corp. (a)                                           26,700            634
ACX Technologies, Inc. (a)                                10,100            201
ADC Telecommunications, Inc.                              63,200          1,959
Advanced Micro Devices, Inc. (a)                          20,400            525
American Management Systems, Inc.                         15,300            371
Amplicon, Inc.                                             5,000             99
Astea International, Inc. (a)                             12,000             68
Banctec, Inc. (a)                                         39,300            811
BDM International, Inc. (a)                               15,000            802
Bell Industries                                           35,541            760
Berg Electronics Corp. (a)                                16,000            470
BI Incorporated Co. New (a)                               15,000            105
Boole & Babbage, Inc.                                      4,500            108
Brooktrout Technology, Inc.                               20,200            561
Burr-Brown Corp. (a)                                       5,600            143
Caere Corp. (a)                                            7,900             90
California Microwave, Inc. (a)                             7,100            104
Cambridge Technology Partners, Inc.                       27,000            901
CBT Group PLC - ADR                                       34,500          1,854
CCC Information Services Group (a)                        28,100            429
CDW Computer Centers, Inc.                                18,000          1,066
Channell Commercial Corp. (a)                              8,000             96
Chips & Technologies, Inc. (a)                            11,400            205
Citrix Systems, Inc.                                      21,000            814
Coeur d'Alene Mines Corp.                                 12,400            188
Compuware Corp. (a)                                       49,200          2,460
Comverse Technology, Inc. New (a)                         46,400          1,746
Consilium, Inc. (a)                                       15,000             82
Cypress Semiconductor Corp. (a)                           19,200            271
Data Transmission Network Corp.                            6,000            129
Destec Energy, Inc. (a)                                    2,500             39
DH Technology, Inc. (a)                                    4,000             92
Documentum, Inc. (a)                                       3,700            126
DSP Group, Inc. (a)                                        8,000             68
DST Systems, Inc. (a)                                     31,500            988
DuPont Photomasks, Inc. (a)                                2,000             91
Egghead, Inc. (a)                                         10,900             56
Electro Scientific Industries, Inc. (a)                    2,000             52
Electromagnetic Sciences, Inc. (a)                         5,000             96
Electronic Arts (a)                                       38,400          1,147
Electronics For Imaging, Inc. (a)                         11,500            937
Encad, Inc.                                               23,100            941
ESS Technology, Inc. (a)                                  13,500            378
Esterline Corp. (a)                                        5,800            152
Etec Systems, Inc. (a)                                     2,000             75
Evans & Sutherland Computer Corp. (a)                      1,500             36
Exar Corp. (a)                                             8,000            124
FORE Systems                                              20,000            657
Gateway 2000, Inc. (a)                                    13,300            712
Genus, Inc. (a)                                           10,900             59
Gerber Scientific, Inc.                                    4,100             61
Global Village Communication (a)                          13,000             41
GTI Corp.                                                  9,200             43
Hadco Corp. (a)                                           34,000          1,653
Harris Corp.                                               9,600            659
Hello Direct, Inc. (a)                                    20,000             90
Hyperion Software Corp. (a)                               30,200            638
InaCom Corp. (a)                                          23,600            941
Input/Output, Inc.                                         3,000             55
Inso Corp. (a)                                            30,400          1,186
Integrated Circuit Systems, Inc. (a)                       8,000            107
Intelligent Electronics, Inc. (a)                         11,000             88
Jack Henry  & Assocociates, Inc.                          22,000            776
Kaman Corp. Class A                                        1,000             13
Kentek Information Systems, Inc.                          16,000             90
KLA Instruments Corp. (a)                                 29,300          1,036
Kulicke & Soffa Industries, Inc. (a)                      11,900            226
KVH Industries, Inc. (a)                                  10,000             70
Landauer, Inc.                                             3,500             86
Legato Systems, Inc.                                      23,000            742
Littlefuse, Inc. (a)                                      16,000            768
Lo-Jack Corp. (a)                                         10,000             97
Longview Fibre Co.                                         6,100            112
Marshall Industries (a)                                   29,000            888
McAfee Associates, Inc.                                   48,350          2,109
Medic Computer Systems, Inc.                              14,000            563
MetaTools, Inc. (a)                                        4,900             57
Metrologic Instruments, Inc. (a)                           6,000             96
Molex, Inc. Class A                                       20,000            710
National Semiconductor Corp. (a)                          22,500            548
Natural Microsystems Corp.                                13,000            409
Network Appliance, Inc. (a)                               13,400            677
Nimbus CD International, Inc. (a)                          5,900             50
ON Technology Corp. (a)                                   20,000            108
Orbital Sciences Corp. Class A (a)                        14,400            245
Pacific Scientific Co.                                     3,700             42
Par Technology Corp. (a)                                   9,000            125
Photronics, Inc. (a)                                       4,000            109
Pittway Corp. Class A                                     19,561          1,047
Pure Atria Corp. (a)                                      18,000            439
RadiSys Corp. (a)                                         16,600            805
Rational Software Corp. New (a)                           28,800          1,130
Read-Rite Corp. (a)                                       23,000            575
Saville Systems Ireland PLC - ADR (a)                     29,200          1,164


                                                              Equity II Fund  25

EQUITY II FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Sensormatic Electronics Corp.                             32,500     $      544
Siebel Systems, Inc.                                      26,600            718
Silicon Storage Technology, Inc. (a)                       7,100             34
Software Artistry, Inc. (a)                               12,000             82
Software Spectrum, Inc. (a)                                4,000            115
SpaceLabs, Inc. (a)                                        1,100             23
Splash Technology Holdings, Inc. (a)                       6,000            129
Storage Technology Corp. (a)                              22,600          1,076
StorMedia, Inc., Class A                                   3,900             63
Structural Dynamics Research Corp. (a)                    80,300          1,576
Sykes Enterprises, Inc.                                   41,200          1,493
Symantec Corp. (a)                                        35,400            513
Tandem Computers, Inc. (a)                               105,500          1,451
TB Wood's Corporation                                     10,000            108
Tech-Sym Corp. (a)                                        25,500            759
Tellabs, Inc.                                             18,000            677
Teradyne, Inc. (a)                                        42,000          1,024
Thiokol Corp.                                              6,200            277
Thomas & Betts Corp.                                       7,500            333
Transaction Systems Architects, Inc. Class A              25,000            819
Trident Microsystems, Inc. (a)                            35,400            589
TSX Corp.                                                 12,700            110
ULTRADATA Corp. (a)                                       24,000             99
Uniphase Corp.                                            16,000            840
Veritas Software Corp.                                    33,000          1,625
VideoServer, Inc. (a)                                     15,300            643
VLSI Technology, Inc. (a)                                 60,300          1,425
Voice Control Systems, Inc. (a)                           12,000             95
Wall Data, Inc. (a)                                        5,900             87
Watkins-Johnson Co.                                        8,500            208
Western Digital Corp. (a)                                 14,500            825
Xircom, Inc. (a)                                          37,400            813
Zero Corp.                                                 4,400             88
                                                                     ----------

                                                                         65,613
                                                                     ----------

TRANSPORTATION - 2.5%
Air Express International Corp.                            2,500             80
Alexander & Baldwin, Inc.                                  2,700             66
American Freightways Corp. (a)                             4,400             48
APL, Ltd.                                                  6,400            151
Arnold Industries, Inc.                                   30,500            477
Caliber Systems, Inc.                                     12,100            233
Consolidated Freightways Corp. (a)                         4,600             41
Consolidated Freightways, Inc.                             9,200            205
Genesee & Wyoming, Inc. Class A (a)                       21,100            691
Hvide Marine, Inc. Class A (a)                             6,000            130
Kirby Corp. (a)                                            3,100             61
Knight Transportation, Inc. (a)                            4,000             75
MTL, Inc. (a)                                             37,500            759
Navistar International Corp. (a)                          24,900            227
Offshore Logistics, Inc. (a)                              12,400            240
Overseas Shipholding Group, Inc.                          32,200            547
Pittston Burlington Group                                  3,100             62
Roadway Express, Inc.                                      5,300            101
Rollins Truck Leasing Corp.                                4,900             62
Rural/Metro Corp. (a)                                     15,800            561
Seacor Holdings, Inc. (a)                                 15,000            945
Transport Corp. of America (a)                            10,000            103
Trico Marine Services, Inc. (a)                            7,800            374
Trinity Industries, Inc.                                  24,100            904
Werner Enterprises, Inc.                                   5,100             92
Wisconsin Central Transportation Corp.                    28,500          1,126
Yellow Corp. (a)                                          58,100            835
                                                                     ----------

                                                                          9,196
                                                                     ----------

UTILITIES - 3.6%
American Water Works, Inc.                                 9,800            202
Aquarion Co.                                               1,000             28
Bay State Gas Co.                                          1,100             31
Black Hills Corp.                                          1,000             28
Boston Edison Co.                                         12,400            333
Brooklyn Union Gas Co. (The)                               8,500            256
CellStar Corp. (a)                                         7,600            135
Cellular Communications of Puerto Rico, Inc. (a)          27,500            536
Centennial Cellular Corp. Class A (a)                     49,500            594
Central Hudson Gas & Electric Corp.                        2,900             91
Central Louisiana Electric Co., Inc.                       2,200             61
Central Maine Power Co.                                    9,900            115
Citizens Utility Co. Class A                              95,560          1,039
Commonwealth Energy System                                 2,000             47
Connecticut Natural Gas Corp.                              1,000             25
Delmarva Power & Light Co.                                10,100            206
E'town Corp.                                                 300              9
Eastern Enterprises, Inc.                                  5,700            202
Empire District Electric Co.                               1,400             26
Enova Corp.                                               13,500            307
Equitable Resources, Inc.                                  8,400            250
Hawaiian Electric Industries, Inc.                         4,100            148
Illinova Corp.                                            13,000            357
IPALCO Enterprises, Inc.                                   1,750             48
Long Island Lighting Co.                                  33,700            746
MDU Resources Group, Inc.                                  1,900             44
Minnesota Power & Light Co.                                4,600            126
Montana Power Co.                                         13,300            284
National Fuel & Gas Co.                                    7,500            309
Nevada Power Co.                                          12,200            250
New England Electric System                                7,900            276


26  Equity II Fund

EQUITY II FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

New Jersey Resources Corp.                                 2,600     $       76
New York State Electric & Gas Corp.                        9,100            197
Niagara Mohawk Power Corp. (a)                            45,900            453
Northeast Utilities                                       36,500            484
Northwest Natural Gas Co.                                  2,550             61
Northwestern Public Service Co.                            5,000            171
ONEOK, Inc.                                                8,300            249
Orange & Rockland Utilities, Inc.                          1,900             68
Peoples Energy Corp.                                       6,500            220
Piedmont Natural Gas Co., Inc.                             4,005             94
Premiere Technologies, Inc. (a)                           12,200            305
Primark Corp. (a)                                          3,000             74
Public Service Co. of New Mexico                          10,700            210
Public Service Co. of North Carolina, Inc.                 1,700             31
Puget Sound Power & Light Co.                             10,200            245
Rochester Gas & Electric Corp.                             9,500            182
Sierra Pacific Resources                                   9,900            285
SIG Corp., Inc.                                            1,000             35
Telco Systems, Inc. (a)                                    2,000             38
TNP Enterprises, Inc.                                      3,700            101
TresCom International, Inc. (a)                            8,500             62
UGI Corp.                                                  4,600            103
United Illuminating Co.                                   24,200            759
UtiliCorp United, Inc.                                    10,000            270
Washington Water Power Co.                                10,600            197
Western Resources, Inc.                                   30,500            942
WICOR, Inc.                                                3,200            115
WPL Holdings, Inc.                                         3,800            107
                                                                     ----------

                                                                         13,243
                                                                     ----------

TOTAL COMMON STOCKS
(cost $291,606)                                                         343,590
                                                                     ----------

OPTIONS PURCHASED- 0.0%
Russell 2000-Registered Tradmark- Index
  Mar 320 Call (a)                                            30*           138
                                                                     ----------

TOTAL OPTIONS PURCHASED
(cost $123)                                                                 138
                                                                     ----------

CONVERTIBLE PREFERRED STOCKS - 0.1%
Callon Petroleum Co. Series A                              2,000             88
Triathlon Broadcasting Co.                                15,000            128
                                                                     ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $220)                                                                 216
                                                                     ----------

PREFERRED STOCKS - 0.2%
  Finova Finance Trust                                    13,000            682
                                                                     ----------

TOTAL PREFERRED STOCKS
  (cost $650)                                                               682
                                                                     ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                         (000)
                                                       ---------

SHORT-TERM INVESTMENTS - 7.7%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)                 $  25,752         25,752
United States Treasury Bills (b)(c)(d)
  5.040% due 02/06/97                                      2,400          2,388
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
  (cost $28,140)                                                         28,140
                                                                     ----------

TOTAL INVESTMENTS
  (identified cost $320,739)(e) - 101.9%                                372,766

OTHER ASSETS AND LIABILITIES,
NET, INCLUDING OPTIONS WRITTEN - (1.9%)                                  (6,811)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  365,955
                                                                     ----------
                                                                     ----------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  Rate noted is yield-to-maturity (unaudited).
(d) Held as collateral by the custodian in connection with futures contracts purchased and options written by the Fund.
(e)  See Note 2 for federal income tax information.
 *   Number of contracts.

ABBREVIATIONS:
ADR - American Depositary Receipt
PLC - Public Limited Company


        The accompanying notes are an integral part of the financial statements.


                                                              Equity II Fund  27

EQUITY II FUND

December 31, 1996

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                      ----------  --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S&P 400 Midcap Index Futures Contracts
  expiration date 03/97                                       65     $      138
S&P 500 Index Futures Contracts
  expiration date 03/97                                       26            (21)
Russell 2000-Registered Trademark- Index Futures
  Contracts
  expiration date 03/97                                       39             17
                                                                     ----------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                            $      134
                                                                     ----------
                                                                     ----------

                                                       NUMBER          MARKET
                                                         OF            VALUE
                                                      CONTRACTS        (000)
                                                      ----------     ----------

PUT OPTIONS WRITTEN
(Notes 2 and 3)

Russell 2000-Registered Trademark- Index
  strike price 320.00
  expiration date 03/97                                       30     $       11
                                                                     ----------

Total liability for options written
  (premiums received $19)(#)                                         $       11
                                                                     ----------
                                                                     ----------

(#) At December 31, 1996, United States Treasury Bills valued at $2,388 were held as collateral by the custodian in connection with futures contracts purchased and options written by the Fund.



        The accompanying notes are an integral part of the financial statements.


28  Equity II Fund

EQUITY II FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996


ASSETS
Investments at market (identified cost $320,738,731)(Note 2) . . . . . . . . . . . . . . . . . . . .     $   372,766,239
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             380,875
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,133,217
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             613,369
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         375,893,700

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     7,340,257
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,558,187
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             250,179
  Other accrued expenses and payables. . . . . . . . . . . . . . . . . . . . . .             499,195
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . .             280,050
Options written, at market value
  (premiums received $18,659)(Notes 2 and 3) . . . . . . . . . . . . . . . . . .              11,250
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,939,118
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   365,954,582
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       195,470
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,235,742
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          52,027,508
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             133,628
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,409
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             121,802
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         307,233,023
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   365,954,582
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share
  ($365,954,582 divided by 12,180,210 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $30.05
                                                                                                         ---------------
                                                                                                         ---------------

        The accompanying notes are an integral part of the financial statements.


                                                              Equity II Fund  29

EQUITY II FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996


INVESTMENT INCOME
Income:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     3,362,214
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,341,118
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             114,366
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,817,698

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     2,448,618
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             328,506
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             198,406
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .              21,569
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              23,131
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              53,764
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,684
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              27,906
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,106,584
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,711,114
                                                                                                         ---------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          39,629,990
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,117,874
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             189,713          40,937,577
                                                                                     ---------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          13,686,768
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             203,153
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,302          13,891,223
                                                                                     ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          54,828,800
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $    56,539,914
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


30  Equity II Fund

EQUITY II FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     1,711,114     $     2,368,381
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .          40,937,577          34,368,180
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .          13,891,223          25,153,046
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .          56,539,914          61,889,607

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,695,387)         (2,492,894)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .         (40,869,501)        (26,029,358)
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .          72,413,609          43,221,134
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .          86,388,635          76,588,489
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         279,565,947         202,977,458
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $195,470 and $179,756, respectively). . . . . . . . . . . . . . . . . . . .     $   365,954,582     $   279,565,947
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


                                                              Equity II Fund  31

EQUITY II FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE BEGINNING OF YEAR. . . . . . . . . . . . . .  $  28.88       $  25.00       $  26.58       $  27.71       $  26.32
                                                              --------       --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .       .16            .27            .36            .32            .30
  Net realized and unrealized gain (loss) on investments . .      4.96           6.80           (.86)          3.97           3.13
                                                              --------       --------       --------       --------       --------

  Total Income From Investment Operations. . . . . . . . . .      5.12           7.07           (.50)          4.29           3.43
                                                              --------       --------       --------       --------       --------
LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      (.16)          (.29)          (.31)          (.31)          (.30)
  Net realized gain on investments . . . . . . . . . . . . .     (3.79)         (2.90)          (.21)         (4.72)         (1.74)
  In excess of net realized gain on investments. . . . . . .        --             --           (.56)          (.39)            --
                                                              --------       --------       --------       --------       --------

  Total Distributions. . . . . . . . . . . . . . . . . . . .     (3.95)         (3.19)         (1.08)         (5.42)         (2.04)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $  30.05       $  28.88       $  25.00       $  26.58       $  27.71
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . .     18.51          28.67          (2.60)         16.70          13.31


RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets (a) . . . . . . .       .95            .83            .23            .34            .32
  Net investment income to average net assets (a). . . . . .       .52            .97           1.46           1.14           1.10
  Portfolio turnover . . . . . . . . . . . . . . . . . . . .    120.78          89.31          58.04          87.25          43.33
  Net assets, end of year ($000 omitted) . . . . . . . . . .   365,955        279,566        202,977        171,421        120,789
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . . .     .0381            N/A            N/A            N/A            N/A


(a) For periods prior to April 1, 1995, fund performance operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.


32  Equity II Fund

EQUITY III FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


OBJECTIVE:   To achieve a high level of current income, while maintaining the potential for capital appreciation.

INVESTS IN:  Primarily income-producing U.S. equity securities.

STRATEGY:    The Fund uses a multi-manager strategy intended to achieve a high level of current income and the potential for capital appreciation with moderate risk. The Fund employed the investment management services of three managers with three separate approaches to Value-oriented investment.



DATES    EQUITY III ++    RUSSELL 1000-Registered Trademark- VALUE **       LIPPER-C- EQUITY INCOME ++++
    *          $10,000                                        $10,000                            $10,000
 1987           $9,852                                        $10,050                             $9,796
 1988          $12,039                                        $12,377                            $11,135
 1989          $15,418                                        $15,495                            $13,418
 1990          $14,535                                        $14,242                            $12,577
 1991          $18,586                                        $17,747                            $15,889
 1992          $20,871                                        $20,198                            $17,379
 1993          $23,990                                        $23,858                            $19,772
 1994          $24,268                                        $23,384                            $19,273
 1995          $32,996                                        $32,351                            $25,009
 1996          $39,893                                        $39,352                            $29,653
--------------------------------------------------------------------------------------------------------

Total         $222,448                                       $219,054                          $183,901
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------


EQUITY III FUND

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  12,090      20.90%
5 Years             $  21,464      16.51%#
10 Years            $  39,893      14.84%#


RUSSELL 1000-Registered Trademark- VALUE INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  12,164      21.64%
5 Years             $  22,174      17.27%#
10 Years            $  39,352      14.68%#


LIPPER-C- EQUITY INCOME FUNDS AVERAGE

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  11,857      18.57%
5 Years             $  18,663      13.29%#
10 Years            $  29,653      11.48%#

   * Assumes initial investment on January 1, 1987.

  ** Russell 1000-Registered Trademark- Value Index includes stocks from the
     Russell 1000-Registered Trademark- Index with a less than average growth orientation. The Index represents the universe of stocks from which most Value money managers typically select.

  ++ Prior to April 1, 1995, fund performance results are reported gross of investment management fees. For the period following April 1, 1995, fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the fund's managers upon request.

++++ Lipper-C- Equity Income Funds Average is the average total return for the universe of funds within the Equity Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

   # Annualized.


34  Equity III Fund

EQUITY III FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW

For the year ended December 31, 1996, the Equity III Fund had a total return of 20.9% as compared to the Russell 1000 Value-Registered Trademark-Index results of 21.6%. The Fund's slight underperformance relative to the Russell 1000 Value Index was primarily due to an underweighting in the largest capitalization issues as well as bank stocks.

PORTFOLIO HIGHLIGHTS
Investors favored Growth stocks over Value- and Yield-oriented alternatives for most of 1996. However, the fourth quarter proved to be a strong one for Value stocks as investors sought more defensive investment options. There were two dominant themes in the performance of Value stocks during the year. Financial services companies enjoyed a banner year, with the Russell 1000-Registered Trademark- Index financial services sector rising more than 34%. Despite the negative overhang of rising interest rates, bank stocks led the way as they benefited from strong balance sheets and improving earnings growth. Bank stocks also enjoyed the trend toward consolidation, as the prospect of mergers and acquisitions became another catalyst for stock price appreciation. The other strong performers within the financial services sector were securities brokerage stocks which continued to be an obvious beneficiary of the market's strength, not to mention the huge sums of assets flowing into the market. In contrast to the financial services sector, utility stocks struggled through 1996. Sweeping deregulation of both the telecommunications and electrical utilities industries negatively impacted the stocks within the sector. The utilities sector of the Russell 1000 Index rose a meager 2.9%.

Given this backdrop, the Equity III Fund managers faced some major challenges in 1996. Rising interest rates limited their enthusiasm towards bank stocks and other financial services stocks in general.
The Fund's underweighting to the sector proved a distinct disadvantage for most of the year. Similarly, its underweighting in the largest cap stocks in its Value universe also had some negative implications. However, good security selection was nearly enough to overcome these other factors. Strong technology stock selection and the combined benefit of good defensive selection and an underweighting in the utilities sector provided significant added value.

-------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

Chase Manhattan Corp.                                      2.2%
NYNEX Corp.                                                2.1
International Business Machines Corp.                      2.1
Texaco, Inc.                                               1.9
U.S. West Communications Group                             1.7
Banc One Corp.                                             1.5
American General Corp.                                     1.4
Entergy Corp.                                              1.4
Exxon Corp.                                                1.3
Allstate Corp.                                             1.3

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Current P/E Ratio                                         15.1x
Portfolio Price/Book Ratio                                2.15x
Market Capitalization - $ - Weighted Average          20.21 Bil
Number of Holdings                                          198

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS                                            STYLES

Brandywine Asset Management, Inc.                         Value
Equinox Capital Management, Inc.                          Value
Trinity Investment Management Corp.                       Value

-------------------------------------------------------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                             Equity III Fund  35

EQUITY III FUND

STATEMENT OF NET ASSETS

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 95.6%
BASIC INDUSTRIES - 7.8%
AK Steel Holding Corp.                                    12,700     $      503
Alumax, Inc. (a)                                          44,100          1,472
Boise Cascade Corp.                                       19,300            613
Bowater, Inc.                                             18,800            707
Crown Vantage, Inc. (a)                                   11,940            100
Dow Chemical Co.                                          26,600          2,085
Eastman Chemical Co.                                       5,500            304
FMC Corp. (a)                                             16,300          1,143
Goodrich (B.F.) Co.                                       24,500            992
Great Lakes Chemical Corp.                                12,900            603
Hanna (M.A.) Co.                                           1,100             24
James River Corp. of Virginia                             45,300          1,501
Mead Corp.                                                20,700          1,203
Olin Corp.                                                25,600            963
Phelps Dodge Corp.                                        12,400            837
Potlatch Corp.                                            13,900            598
Rohm & Haas Co.                                            5,900            482
Temple-Inland, Inc.                                       16,300            882
USX-U.S. Steel Group                                      35,400          1,111
Westvaco Corp.                                            41,200          1,184
                                                                     ----------

                                                                         17,307
                                                                     ----------

CAPITAL GOODS - 3.8%
AGCO Corp.                                                21,800            624
Browning-Ferris Industries, Inc.                          23,000            604
Caterpillar, Inc.                                         31,900          2,400
Cummins Engine Co., Inc.                                   7,900            363
Foster Wheeler Corp.                                      15,600            579
General Electric Co.                                      16,000          1,582
Johnson Controls, Inc.                                    16,600          1,376
Silicon Valley Group, Inc.  (a)                           16,400            328
Timken Co.                                                14,400            661
                                                                     ----------

                                                                          8,517
                                                                     ----------

CONSUMER BASICS - 8.7%
American Brands, Inc.                                     14,000            695
American Home Products Corp.                              15,000            879
Archer-Daniels-Midland Co.                               113,142          2,489
Baxter International, Inc.                                23,900            980
Becton, Dickinson & Co.                                    8,600            373
Bergen Brunswig Corp. Class A                             14,900            425
Beverly Enterprises, Inc. (a)                             41,700            532
Black & Decker Corp.                                      13,400            404
Bristol-Myers Squibb Co.                                  19,400          2,110
Columbia/HCA Healthcare Corp.                             32,800          1,337
Foundation Health Corp. (a)                               20,900            663
IBP, Inc.                                                 63,200          1,533
Philip Morris Cos., Inc.                                  19,900          2,241
RJR Nabisco Holdings Corp.                                28,980            985
Sara Lee Corp.                                            28,700          1,069
Schering-Plough Corp.                                     18,400          1,191
Tenet Healthcare Corp. (a)                                44,000            962
Transitional Hospitals Corp. (a)                          39,400            379
                                                                     ----------

                                                                         19,247
                                                                     ----------

CONSUMER DURABLES - 3.6%
Chrysler Corp.                                            76,500          2,524
Dana Corp.                                                10,100            330
Federal-Mogul Corp.                                       21,500            473
Ford Motor Co.                                            82,700          2,636
General Motors Corp.                                      10,100            563
Whirlpool Corp.                                           29,700          1,385
                                                                     ----------

                                                                          7,911
                                                                     ----------

CONSUMER NON-DURABLES - 4.5%
Anheuser-Busch Cos., Inc.                                 25,000          1,000
Burlington Coat Factory Warehouse Corp. (a)               30,200            393
Burlington Industries, Inc. (a)                           44,900            494
Dayton Hudson Corp.                                       34,700          1,362
Eastman Kodak Co.                                          4,200            337
Federated Department Stores, Inc. (a)                     78,700          2,686
Penney (J.C.) Co., Inc.                                   22,900          1,116
Russell Corp.                                              9,300            277
Sears Roebuck & Co.                                       18,500            853
SuperValu, Inc.                                           18,100            513
Toys "R" Us, Inc. (a)                                     33,600          1,008
                                                                     ----------

                                                                         10,039
                                                                     ----------

CONSUMER SERVICES - 2.3%
AMR Corp. (a)                                             30,200          2,662
Brinker International, Inc. (a)                           47,700            763
Carnival Corp. Class A                                    36,900          1,218
King World Productions, Inc. (a)                           7,000            258
Wendy's International, Inc.                                8,200            168
                                                                     ----------

                                                                          5,069
                                                                     ----------

ENERGY - 10.7%
Amerada Hess Corp. NPV                                    35,900          2,078
Amoco Corp.                                               19,900          1,602
Atlantic Richfield Co.                                    19,400          2,570
British Petroleum Co. PLC - ADR                           10,562          1,493
Castle Energy Corp. (a)                                    9,600            102
Chevron Corp.                                             31,800          2,067
Dresser Industries, Inc.                                  10,900            338
Elf Aquitaine - ADR                                       16,700            756
Exxon Corp.                                               28,500          2,793
LTV Corp.                                                 34,100            405


36  Equity III Fund

EQUITY III FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Mobil Corp.                                                8,700     $    1,063
Murphy Oil Corp.                                          13,300            740
Occidental Petroleum Corp.                                41,200            963
Sun Co., Inc.                                             21,500            524
Texaco, Inc.                                              42,300          4,151
Union Texas Petroleum Holdings, Inc.                      17,600            394
USX-Marathon Group                                        44,800          1,070
Valero Energy Corp.                                       24,600            704
                                                                     ----------

                                                                         23,813
                                                                     ----------

FINANCE - 23.5%
Aetna, Inc.                                               13,500          1,080
AFLAC, Inc.                                               15,700            671
Ahmanson (H.F.) & Co.                                     48,700          1,583
Allstate Corp.                                            48,231          2,791
AMBAC, Inc.                                               15,800          1,049
American General Corp.                                    76,600          3,131
Banc One Corp.                                            79,630          3,424
Bank of Boston Corp.                                       8,800            565
BankAmerica Corp.                                         18,400          1,835
Barnett Banks, Inc.                                       21,200            872
Beneficial Corp.                                          21,200          1,344
Chase Manhattan Corp.                                     55,056          4,914
Chubb Corp. (The)                                         43,200          2,322
Countrywide Credit Industries, Inc.                       43,400          1,242
Dean Witter, Discover & Co.                               31,100          2,060
Everest Re Holdings, Inc.                                 39,300          1,130
Federal National Mortgage Association                     71,900          2,678
First Bank System, Inc.                                   10,900            744
First Chicago NBD Corp.                                   26,591          1,429
First Tennessee National Corp.                            13,200            493
First Union Corp.                                         28,600          2,116
First Virginia Banks, Inc.                                10,700            512
Firstar Corp.                                             18,600            976
Fleet Financial Group, Inc.                                9,900            494
John Alden Financial Corp.                                14,800            274
Life Re Corp.                                              9,900            382
Lincoln National Corp.                                    28,800          1,512
Loews Corp.                                                3,700            349
Mellon Bank Corp.                                          7,500            533
Mercantile Bancorp, Inc.                                  13,100            673
Mid Ocean, Ltd.                                           20,700          1,087
Morgan (J.P.) & Co., Inc.                                  6,900            674
National City Corp.                                       12,500            561
NationsBank Corp.                                         16,700          1,632
Norwest Corp.                                             25,000          1,088
Old Republic International Corp.                           6,300            169
Provident Companies, Inc.                                 11,600            561
Reliance Group Holdings, Inc.                             55,000            502
Republic New York Corp.                                    2,400            196
Salomon, Inc.                                             26,000          1,225
Southern National Corp.                                   12,500            453
TCF Financial Corp.                                        9,000            392
Transamerica Financial Corp.                               5,500            435
                                                                     ----------

                                                                         52,153
                                                                     ----------

GENERAL BUSINESS - 1.9%
Gannett Co., Inc.                                         10,800            809
Knight-Ridder, Inc.                                       17,100            654
SBC Communications, Inc.                                  13,700            709
Tribune Co.                                               18,300          1,443
Viacom, Inc. Class B (a)                                  14,600            509
                                                                     ----------

                                                                          4,124
                                                                     ----------

MISCELLANEOUS - 2.1%
Chelsea GCA Realty, Inc.                                   8,000            277
Colonial Properties Trust                                 13,400            407
Geon Co.                                                  27,100            532
Oasis Residential, Inc.                                    7,200            164
Prentiss Properties Trust                                 11,300            282
Providian Corp.                                           11,100            570
South West Property Trust, Inc.                           13,600            229
Tenneco, Inc.                                             45,200          2,040
Town & Country Trust                                      11,400            167
                                                                     ----------

                                                                          4,668
                                                                     ----------

SHELTER - 0.2%
Evans Withycombe Residential, Inc.                        11,700            246
Vulcan Materials Co.                                       4,600            280
                                                                     ----------

                                                                            526
                                                                     ----------

TECHNOLOGY - 7.9%
Advanced Micro Devices, Inc. (a)                           2,200             57
Amdahl Corp. (a)                                          46,300            561
Avnet, Inc.                                               16,400            955
Beckman Instruments, Inc.                                 10,700            411
Boeing Co.                                                11,700          1,245
COMPAQ Computer Corp. (a)                                  6,300            468
Data General Corp. (a)                                    26,200            380
EG&G, Inc.                                                23,400            471
Harris Corp.                                               2,700            185
Hewlett-Packard Co.                                       15,700            789
Intel Corp.                                               15,900          2,081
International Business Machines Corp.                     31,200          4,711
Lam Research Corp. (a)                                    11,200            314
Lockheed Martin Corp.                                     16,600          1,519


                                                             Equity III Fund  37

EQUITY III FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

MEMC Electronic Materials, Inc. (a)                       12,700     $      286
Northrop Grumman Corp.                                     5,800            480
Seagate Technology                                        22,600            893
Tandy Corp.                                               21,600            950
Teradyne, Inc. (a)                                        26,600            648
                                                                     ----------

                                                                         17,404
                                                                     ----------

TRANSPORTATION - 2.6%
Conrail, Inc.                                              4,293            428
CSX Corp.                                                 44,500          1,880
Federal Express Corp.                                     18,800            837
Ryder System, Inc.                                        34,500            970
Trinity Industries, Inc.                                  11,500            431
Union Pacific Corp.                                       19,800          1,190
                                                                     ----------

                                                                          5,736
                                                                     ----------

UTILITIES - 16.0%
AT&T Corp.                                                40,300          1,753
BCE, Inc.                                                 31,000          1,480
Boston Edison Co.                                         23,900            642
Century Telephone Enterprises, Inc.                        5,200            161
DTE Energy Co.                                            35,400          1,146
Edison International                                      51,700          1,028
Enova Corp.                                                7,300            166
Entergy Corp.                                            108,900          3,022
Equitable Resources, Inc.                                 32,500            967
GPU, Inc.                                                 36,100          1,214
GTE Corp.                                                 33,000          1,501
MCI Communications Corp.                                  50,000          1,631
New England Electric System                               28,000            976
New York State Electric & Gas Corp.                       37,200            804
Niagara Mohawk Power Corp. (a)                            56,900            562
NYNEX Corp.                                               97,900          4,711
Pacific Enterprises                                       28,600            869
Pacific Gas & Electric Co.                                31,200            655
Pacific Telesis Group                                     56,300          2,069
PacifiCorp.                                               45,600            935
Peco Energy Co.                                           24,800            626
Potomac Electric Power Co.                                52,500          1,352
Southern New England
  Telecommunications Corp.                                30,100          1,170
Texas Utilities Co.                                       30,300          1,235
U.S. West Communications Group                           116,700          3,764
Unicom Corp.                                              41,900          1,137
                                                                     ----------

                                                                         35,576

                                                                     ----------

TOTAL COMMON STOCKS
(cost $180,133)                                                         212,090

CONVERTIBLE PREFERRED STOCK - 0.3%
Atlantic Richfield Co.                                    34,700            746
                                                                     ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $864)                                                                 746
                                                                     ----------

PREFERRED STOCKS - 0.7%
RJR Nabisco Holdings Class C                             209,400          1,413
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $1,353)                                                             1,413
                                                                     ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                         (000)
                                                       ---------

SHORT-TERM INVESTMENTS - 3.3%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)                 $   6,405          6,405
United States Treasury Bills
  5.040% due 02/06/97 (b)(c)(d)                            1,000            995
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $7,400)                                                             7,400
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $189,750)(e) - 99.9%                                   221,649

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                    129
                                                                     ----------

NET ASSETS - 100.0%                                                  $  221,778
                                                                     ----------
                                                                     ----------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(d)  Rate noted is yield-to-maturity (unaudited).
(e)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value
PLC - Public Limited Company


        The accompanying notes are an integral part of the financial statements.


38  Equity III Fund

EQUITY III FUND

December 31, 1996

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                      ----------  --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Index Futures Contracts
  expiration date 03/97                                       12     $      (25)
S&P Barra Value Futures Contracts
  expiration date 03/97                                       11             48
                                                                     ----------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                            $       23
                                                                     ----------
                                                                     ----------

(#) At December 31, 1996, United States Treasury Bills valued at $2,388 were held as collateral by the custodian in connection with futures contracts purchased and options written by the Fund.


        The accompanying notes are an integral part of the financial statements.


                                                             Equity III Fund  39

EQUITY III FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996


ASSETS
Investments at market (identified cost $189,750,241)(Note 2) . . . . . . . . . . . . . . . . . . . .     $   221,649,394
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             539,905
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             457,934
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             427,514
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         223,074,747

LIABILITIES
Payables:
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      952,877
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             137,984
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              80,280
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . .             126,100
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,297,241
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   221,777,506
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . .     $           (90)
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             7,374,450
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            31,899,067
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                22,650
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                74,712
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           182,406,717
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   221,777,506
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share
  ($221,777,506 divided by 7,471,182 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $29.68
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


40  Equity III Fund

EQUITY III FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996


INVESTMENT INCOME
Income:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     6,235,560
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .             437,490
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              84,368
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,757,418

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     1,340,374
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             186,792
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             149,157
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,346
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              22,965
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              24,734
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,666
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              23,849
                                                                                     ---------------
    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,764,883
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,992,535
                                                                                                         ---------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)

Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          32,642,519
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,032,912          33,675,431
                                                                                     ---------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,046,783
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              29,450           4,076,233
                                                                                     ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          37,751,664
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $    42,744,199
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


                                                             Equity III Fund  41

EQUITY III FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     4,992,535     $     5,834,218
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .          33,675,431          24,907,070
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .           4,076,233          30,468,007
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .          42,744,199          61,209,295

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (5,022,037)         (5,956,213)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . .             (14,090)                 --
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .         (30,908,594)        (20,008,945)
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .          (7,562,504)          9,489,136
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .            (763,026)         44,733,273
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         222,540,532         177,807,259
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR
  (including accumulated distributions in excess of net investment income of $90 and undistributed net investment income
  of $29,502, respectively). . . . . . . . . . . . . . . . . . . . . . . . . . .     $   221,777,506     $   222,540,532
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------



        The accompanying notes are an integral part of the financial statements.


42  Equity III Fund

EQUITY III FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $  29.11       $  24.18       $  27.05       $  26.75       $  27.08
                                                              --------       --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .       .70            .82            .93            .89            .98
  Net realized and unrealized gain (loss) on investments . .      5.10           7.73           (.85)          2.99           2.24
                                                              --------       --------       --------       --------       --------

  Total Income From Investment Operations. . . . . . . . . .      5.80           8.55            .08           3.88           3.22
                                                              --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      (.71)          (.83)          (.91)          (.90)          (.99)
  Net realized gain on investments . . . . . . . . . . . . .     (4.52)         (2.79)         (1.94)         (2.68)         (2.56)
  In excess of net realized gain on investments. . . . . . .        --             --           (.10)            --             --
                                                              --------       --------       --------       --------       --------

  Total Distributions. . . . . . . . . . . . . . . . . . . .     (5.23)         (3.62)         (2.95)         (3.58)         (3.55)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $  29.68       $  29.11       $  24.18       $  27.05       $  26.75
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . .     20.90          35.96           1.16          14.95          12.30

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets (a) . . . . . . .       .79            .65            .17            .16            .20
  Net investment income to average net assets (a). . . . . .      2.23           2.90           3.39           3.09           3.57
  Portfolio turnover . . . . . . . . . . . . . . . . . . . .    100.78         103.40          85.92          76.77          84.56
  Net assets, end of year ($000 omitted) . . . . . . . . . .   221,778        222,541        177,807        181,630        166,782
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . . .     .0447            N/A            N/A            N/A            N/A

(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
     Note 4.

                                                             Equity III Fund  43

EQUITY Q FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


OBJECTIVE:   To provide total return greater than the total return of the U.S.
stock market as measured by the Russell 1000-Registered Trademark- Index over a market cycle of four to six years, while maintaining volatility and diversification similar to the Russell 1000 Index.

INVESTS IN:  Primarily U.S. equity securities.

STRATEGY:    The Fund uses a multi-manager strategy intended to achieve higher returns through security selection with sector diversification generally similar to its benchmark index. The Fund employed the investment management services of three managers using three distinctive quantitative approaches to investment.



DATES                        EQUITY Q ++   RUSSELL 1000-Registered Trademark- **   LIPPER-C- GROWTH & INCOME ++++
Inception*                   $10,000       $10,000                                 $10,000
     1987                     $8,486        $8,636                                  $8,574
     1988                     $9,942       $10,124                                  $9,854
     1989                    $12,637       $13,203                                  $12,065
     1990                    $12,029       $12,654                                  $11,523
     1991                    $15,895       $16,833                                  $14,843
     1992                    $17,478       $18,354                                  $16,072
     1993                    $19,891       $20,218                                  $17,875
     1994                    $20,087       $20,295                                  $17,691
     1995                    $27,702       $27,960                                  $23,105
     1996                    $34,259       $34,236                                  $27,897
-----------------------------------------------------------------------------------------------------------------
    Total                    188,406       192,513                                 $169,499
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

EQUITY Q FUND

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  12,367      23.67%
5 Years             $  21,553      16.60%#
Inception           $  34,259      13.71%#


RUSSELL 1000-Registered Trademark- INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  12,245      22.45%
5 Years             $  20,338      15.26%#
Inception           $  34,236      13.70%#



LIPPER-C- GROWTH & INCOME FUNDS AVERAGE

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  12,074      20.74%
5 Years             $  18,795      13.45%#
Inception           $  27,897      11.40%#


   * Assumes initial investment on June 1, 1987. Lipper Index comparison for the initial investment began July 1, 1987

  ** Russell 1000-Registered Trademark- Index includes the 1,000 largest companies in the Russell 3000-Registered Trademark- Index, the smallest of which is valued at about $1,019 million. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select.

  ++ Prior to April 1, 1995, fund performance results are reported gross of investment management fees. For the period following April 1, 1995, fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the fund's managers upon request.

++++ Lipper-C- Growth & Income Funds Average is the average total return for the universe of funds within the Growth & Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

   # Annualized.


44  Equity Q Fund

EQUITY Q FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1996, the Equity Q Fund had a total return of 23.7% as compared to the Russell 1000-Registered Trademark- Index results of 22.5%. The Fund outperformed the Russell 1000 Index on the strength of security selection, particularly in the consumer discretionary, technology, and financial services sectors.

PORTFOLIO HIGHLIGHTS
As in 1995, investors in the stock market in 1996 generally favored the large capitalization stocks of industry leaders. This was most evident in the relative performance of stocks within sectors. Large performance gaps were obvious between industry leaders and the next tier companies. Investors seemed to give valuation little consideration. In many industries, such as semiconductors and software, companies such as Intel and Microsoft dramatically outperformed the next tier companies.

This was a market well suited to the strategies employed in the Equity Q Fund because the market environment greatly favored stock pickers, particularly those focused on large company stocks. The Fund benefited from being nearly equally weighted with its underlying index along capitalization and economic sector dimensions. With its focus on stock selection, it benefited from the trend in investor sentiment toward industry leaders. Holdings in the technology and financial services sectors made the largest contribution to the Fund. Selection was favorable in almost all sectors, with the notable exception of producer durables.

-------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

Intel Corp.                                                2.2%
Philip Morris Cos, Inc.                                    2.1
Merck & Co., Inc.                                          2.0
Exxon Corp.                                                1.8
BankAmerica Corp.                                          1.8
General Electric Co.                                       1.6
GTE Corp.                                                  1.5
Bristol-Myers Squibb Co.                                   1.4
Coca-Cola Co. (The)                                        1.2
Caterpillar, Inc.                                          1.2

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Current P/E Ratio                                        17.7x
Portfolio Price/Book Ratio                               2.95x
Market Capitalization - $ - Weighted Average         32.17 Bil
Number of Holdings                                         539

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS                                           STYLES
Franklin Portfolio Associates Trust                 Market-Oriented
J.P. Morgan Investment Management, Inc.             Market-Oriented
BZW Barclays Global Fund Advisors                   Market-Oriented

-------------------------------------------------------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                               Equity Q Fund  45

EQUITY Q FUND

STATEMENT OF NET ASSETS

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 99.0%
BASIC INDUSTRIES - 4.1%
Air Products & Chemicals, Inc.                             6,000     $      415
Albemarle Corp.                                            5,300             96
Allegheny Teldyne, Inc.                                   49,900          1,148
Aluminum Co. of America                                   22,400          1,428
ASARCO, Inc.                                              51,500          1,281
Bethlehem Steel Corp. (a)                                 73,900            665
Boise Cascade Corp.                                        7,600            241
Bowater, Inc.                                              6,000            226
Cabot Corp.                                               26,900            676
Champion International Corp.                              15,400            666
Cincinnati Milacron, Inc.                                  4,700            103
Crompton & Knowles Corp.                                   5,600            108
Cytec Industries, Inc.                                     9,500            386
Dexter Corp.                                               3,200            102
Dow Chemical Co.                                          80,000          6,270
du Pont (E.I.) de Nemours & Co.                           57,100          5,389
Fort Howard Corp. (a)                                     27,600            763
Georgia Gulf Corp.                                         2,700             73
IMC Global, Inc.                                           7,500            293
Inco, Ltd.                                                 9,700            309
Inland Steel Industries, Inc.                             53,200          1,064
International Paper Co.                                   48,000          1,938
International Specialty Products (a)                      32,200            395
Jefferson Smurfit Corp. (a)                               10,400            166
Kimberly-Clark Corp.                                         600             57
Mead Corp.                                                 8,400            488
Nalco Chemical Co.                                        24,400            881
Nucor Corp.                                               11,400            581
P.H. Glatfelter Co.                                       26,600            479
Phelps Dodge Corp.                                         7,500            506
PPG Industries, Inc.                                      22,600          1,268
Praxair, Inc.                                             17,200            793
Precision Castparts Corp.                                    800             40
Quanex Corp.                                               5,900            162
Reynolds Metals Co.                                        8,500            479
Rohm & Haas Co.                                           10,100            824
Sealed Air Corp. (a)                                         100              4
Temple-Inland, Inc.                                        8,800            476
Terra Industries, Inc.                                    19,500            288
UCAR International, Inc. (a)                                 600             22
Union Camp Corp.                                             900             43
Union Carbide Corp.                                       11,000            450
USX-U.S. Steel Group                                       9,500            298
Westvaco Corp.                                            41,300          1,187
Worthington Industries, Inc.                               3,400             62
                                                                     ----------

                                                                         33,589
                                                                     ----------

CAPITAL GOODS - 5.5%
Alliance Semiconductor Corp. (a)                          11,300             79
American Power Conversion Corp. (a)                       19,800            540
Anixter International, Inc. (a)                            4,900             79
Browning-Ferris Industries, Inc.                          34,800            914
Calgon Carbon Corp.                                        7,700             94
Caterpillar, Inc.                                        129,900          9,775
Cooper Industries, Inc.                                   40,700          1,714
Cummins Engine Co., Inc.                                   4,900            225
Deere & Co.                                               68,500          2,783
Dover Corp.                                               70,700          3,553
Emerson Electric Co.                                       6,200            600
Exide Corp.                                                3,900             90
Foster Wheeler Corp.                                       4,700            175
General Electric Co.                                     130,400         12,893
Grainger (W.W.), Inc.                                      6,300            506
Harsco Corp.                                               8,000            548
Ingersoll-Rand Co.                                        35,200          1,566
ITT Industries, Inc.                                      11,600            284
Johnson Controls, Inc.                                     9,700            804
Martin Marietta Materials, Inc.                            7,802            181
Newport News Shipbuilding, Inc. (a)                        1,680             25
Nordson Corp.                                                600             38
Parker-Hannifin Corp.                                      8,700            337
Raychem Corp.                                             26,100          2,091
Safeguard Scientifics, Inc.                                3,100             98
TRINOVA Corp.                                              3,400            124
Tyco International, Ltd.                                  37,600          1,988
WMX Technologies, Inc.                                    88,300          2,881
Zurn Industries, Inc.                                      4,700            123
                                                                     ----------

                                                                         45,108
                                                                     ----------

CONSUMER BASICS - 21.4%
Abbott Laboratories                                       66,600          3,380
Albertson's, Inc.                                         19,400            691
ALZA Corp. (a)                                            59,600          1,542
American Home Products Corp.                              37,200          2,181
Amgen, Inc. (a)                                           78,500          4,268
Apria Healthcare Group, Inc. (a)                          17,300            324
Archer-Daniels-Midland Co.                               187,981          4,136
Bausch & Lomb, Inc.                                       15,800            553
Becton, Dickinson & Co.                                   34,500          1,496
Beverly Enterprises, Inc. (a)                             71,700            914
Biogen, Inc.                                              50,600          1,948
Black & Decker Corp.                                      84,500          2,546
Bristol-Myers Squibb Co.                                 104,840         11,401
Campbell Soup Co.                                         29,500          2,367


46  Equity Q Fund

EQUITY Q FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Cardinal Health, Inc.                                     34,500     $    2,010
Church and Dwight Co., Inc.                                2,400             55
Coca-Cola Co. (The)                                      187,200          9,851
Coca-Cola Enterprises, Inc.                                4,800            233
Colgate-Palmolive Co.                                     12,300          1,135
Columbia/HCA Healthcare Corp.                            105,700          4,307
ConAgra, Inc.                                             58,708          2,921
CPC International, Inc.                                   13,600          1,054
Dole Food, Inc.                                           15,800            535
Eckerd Corp.                                              10,132            324
FHP International Corp. (a)                                3,700            136
Fleming Cos., Inc.                                        33,000            569
Food Lion, Inc. Class A                                   40,700            397
Forest Labs, Inc. (a)                                      8,500            278
General Mills, Inc.                                        8,000            507
General Nutrition Companies, Inc. (a)                      8,300            140
Genetics Institute, Inc. (a)                              10,200            864
Gillette Co.                                              76,500          5,948
Health Care & Retirement Corp.                            34,050            975
Health Management Associates Class A                      20,400            459
Hershey Foods Corp.                                       25,400          1,111
Hormel (George A.) & Co.                                  12,800            346
Humana, Inc. (a)                                          40,000            765
Interstate Bakeries Corp.                                 15,900            781
Johnson & Johnson                                        190,000          9,453
Kellogg Co.                                               21,000          1,378
Laboratory Corp. of America Holdings (a)                   3,300              9
Manor Care, Inc.                                          12,200            329
Meditrust                                                  7,200            288
Merck & Co., Inc.                                        205,407         16,278
Nabisco Holdings Corp. Class A                             5,000            194
NovaCare, Inc. (a)                                        81,700            899
Omnicare, Inc.                                            20,600            662
PepsiCo, Inc.                                            228,200          6,675
Pfizer, Inc.                                              78,100          6,473
Philip Morris Cos., Inc.                                 153,200         17,254
Physician Reliance Network, Inc.                          24,900            190
Pioneer Hi-Bred International, Inc.                        3,200            224
Procter & Gamble Co.                                      72,500          7,794
Ralston-Purina Group                                      22,700          1,666
RJR Nabisco Holdings Corp.                               101,000          3,434
Rubbermaid, Inc.                                          22,600            514
Safeway, Inc.                                            104,700          4,476
Sara Lee Corp.                                            42,200          1,572
Schering-Plough Corp.                                     65,600          4,248
Smith's Food & Drug Centers, Inc. Class B                  6,000            186
Stanley Works                                             29,500            797
Tenet Healthcare Corp. (a)                                59,600          1,304
Tyson Foods, Inc. Class A                                 11,600            396
U.S. Surgical Corp.                                       27,500          1,083
Unilever NV                                               21,800          3,820
United Healthcare Corp.                                   40,400          1,818
Vivra, Inc. (a)                                            7,600            210
Vons Cos., Inc. (a)                                       17,300          1,036
Warner-Lambert Co.                                        39,800          2,985
Watson Pharmaceuticals, Inc. (a)                           1,400             63
Wellpoint Health Networks, Inc. Class A                  119,903          4,122
                                                                     ----------

                                                                        175,278
                                                                     ----------

CONSUMER DURABLES - 3.5%
Arvin Industries, Inc.                                     1,400             35
AutoZone Inc. (a)                                         14,300            393
Callaway Golf Co.                                         14,300            411
Chrysler Corp.                                           102,700          3,389
Cooper Tire & Rubber Co.                                   6,700            132
Dana Corp.                                                31,500          1,028
Donaldson Co., Inc.                                        1,900             64
Eaton Corp.                                                9,600            670
Ford Motor Co.                                           225,500          7,188
General Motors Corp.                                     170,000          9,477
Goodyear Tire & Rubber Co.                                 2,300            118
Kimball International, Inc. Class B                       21,200            869
Lear Corp. (a)                                             4,700            160
Leggett & Platt, Inc.                                     22,700            786
Maytag Corp.                                              40,800            806
Modine Manufacturing Co.                                   3,600             94
Oakwood Homes Corp.                                       19,800            453
PACCAR, Inc.                                              13,700            928
Sunbeam Oster, Inc.                                       36,000            927
Whirlpool Corp.                                           14,500            676
                                                                     ----------

                                                                         28,604
                                                                     ----------

CONSUMER NON-DURABLES - 5.4%
Alberto Culver Co. Class B                                13,300            638
Anheuser-Busch Cos., Inc.                                  2,500            100
Avon Products, Inc.                                        3,500            200
Barnes & Noble, Inc. (a)                                   3,100             84
Block Drug Co., Inc. Class A                               9,682            445
Borders Group, Inc. (a)                                   19,600            703
Brunswick Corp.                                           34,100            818
Circuit City Stores, Inc.                                 10,100            304
Dayton Hudson Corp.                                      212,800          8,352
Eastman Kodak Co.                                         30,900          2,480
Federated Department Stores, Inc. (a)                     41,700          1,423


                                                               Equity Q Fund  47

EQUITY Q FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Footstar, Inc. (a)                                         1,600     $       40
Fruit of the Loom, Inc. Class A (a)                       11,200            424
Gap, Inc.                                                 64,100          1,931
International Flavors & Fragrances, Inc.                  11,000            495
Jones Apparel Group, Inc.                                 20,200            755
Limited, Inc. (The)                                       38,900            715
Liz Claiborne, Inc.                                        6,100            236
Longs Drug Stores, Inc.                                    9,600            472
Lowe's Cos., Inc.                                         28,900          1,026
Mattel, Inc.                                              24,600            683
Mercantile Stores, Inc.                                   20,200            997
Neiman-Marcus Group, Inc. (a)                              9,800            250
Newell Co.                                                32,500          1,024
NIKE, Inc. Class B                                         7,400            442
Nine West Group, Inc. (a)                                  3,600            167
Nordstrom, Inc.                                            7,400            262
Payless ShoeSource, Inc. (a)                              21,600            810
Penney (J.C.) Co., Inc.                                   23,100          1,126
Revco D.S., Inc. (a)                                      20,100            744
Ross Stores, Inc.                                         66,300          3,298
Sears Roebuck & Co.                                       98,300          4,534
SuperValu, Inc.                                            7,200            204
Toys "R" Us, Inc. (a)                                     29,400            882
V.F. Corp.                                                 7,200            486
Valspar Corp.                                              2,200            125
Wal-Mart Stores, Inc.                                    216,300          4,948
Woolworth Corp. (a)                                       67,800          1,483
                                                                     ----------

                                                                         44,106
                                                                     ----------

CONSUMER SERVICES - 3.0%
AMR Corp. (a)                                             22,800          2,009
Boston Chicken, Inc. (a)                                  43,400          1,551
Boyd Gaming Corp. (a)                                      4,200             35
Carnival Corp. Class A                                    22,900            756
Circus Circus Enterprises, Inc. (a)                       13,400            461
Disney (Walt) Co.                                         76,518          5,327
Extended Stay America, Inc.                                4,800             96
Harrah's Entertainment, Inc. (a)                          10,100            201
HFS, Inc.                                                 36,700          2,193
Hilton Hotels Corp.                                      112,600          2,942
International Game Technology                             12,000            219
ITT Corp. (a)                                             31,600          1,371
King World Productions, Inc. (a)                          76,800          2,832
MGM Grand, Inc. (a)                                       22,900            799
Mirage Resorts, Inc.                                      17,300            374
Promus Hotel Corp. (a)                                    46,900          1,389
Ruby Tuesday, Inc.                                        37,000            684
Southwest Airlines Co.                                    10,400            230
UAL Corp.                                                 17,600          1,100
                                                                     ----------

                                                                         24,569
                                                                     ----------

ENERGY - 8.5%
Anadarko Petroleum Corp.                                   4,700            304
Ashland, Inc.                                              6,300            276
Atlantic Richfield Co.                                    15,300          2,027
Baker Hughes, Inc.                                        71,000          2,449
Burlington Resources, Inc.                                44,300          2,232
Chevron Corp.                                             33,000          2,145
Cooper Cameron Corp. (a)                                   2,778            213
ENSCO International, Inc. (a)                             14,700            713
Exxon Corp.                                              154,400         15,131
Global Marine, Inc. (a)                                   12,800            264
Halliburton Co.                                           11,100            669
Kerr-McGee Corp.                                          17,200          1,238
LTV Corp.                                                 16,300            194
Lyondell Petrochemical Co.                                 6,500            143
Mobil Corp.                                               60,900          7,445
Occidental Petroleum Corp.                                62,400          1,459
Oryx Energy Co.(a)                                       121,700          3,012
PanEnergy Corp.                                           26,600          1,197
Parker & Parsley Petroleum Co.                            25,200            926
Phillips Petroleum Co.                                   124,700          5,518
Pogo Producing Co.                                         2,300            109
Royal Dutch Petroleum Co. - ADR                           52,800          9,016
Schlumberger, Ltd.                                         5,600            559
Seagull Energy Corp. (a)                                  67,100          1,476
Smith International, Inc. (a)                              3,400            153
Tesoro Petroleum Corp. (a)                                   800             11
Texaco, Inc.                                              78,700          7,722
Tosco Corp.                                                3,400            269
Ultramar Diamond Shamrock Corp.                            2,800             89
Union Pacific Resources Group, Inc.                       13,400            392
Union Texas Petroleum Holdings, Inc.                      33,400            747
Unocal Corp.                                              13,700            557
USX-Marathon Group                                        28,000            668
Vastar Resources, Inc.                                    10,500            399
                                                                     ----------

                                                                         69,722
                                                                     ----------

FINANCE - 17.4%
Advanta Corp. Class B                                      2,300             94
Aetna, Inc.                                               10,200            816
Ahmanson (H.F.) & Co.                                     27,900            907
Allstate Corp.                                            50,814          2,941


48  Equity Q Fund

EQUITY Q FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

AMBAC, Inc.                                               27,100     $    1,799
American Financial Group, Inc.                             3,200            121
American General Corp.                                    30,200          1,234
American International Group, Inc.                        14,000          1,515
American National Insurance Co.                            5,900            435
AmSouth Bancorp                                           38,700          1,872
Banc One Corp.                                           109,400          4,704
Bancorp Hawaii, Inc.                                      11,500            483
Bank of Boston Corp.                                      13,879            892
BankAmerica Corp.                                        145,300         14,494
Bankers Life Holding Corp.                                24,700            617
Barnett Banks, Inc.                                       61,900          2,546
Bear Stearns Cos., Inc.                                   60,575          1,689
Beneficial Corp.                                           4,900            311
Boatmen's BancShares, Inc.                                22,800          1,468
Central Fidelity Banks, Inc.                               5,400            139
Charter One Financial, Inc.                               44,600          1,873
Chase Manhattan Corp.                                      4,700            419
Chubb Corp. (The)                                         25,800          1,387
CIGNA Corp.                                               40,400          5,520
Citicorp                                                  30,300          3,121
Citizens Bancorp Maryland                                    700             43
City National Corp.                                       36,300            785
CNA Financial Corp. (a)                                    9,900          1,059
Comerica, Inc.                                            42,700          2,236
Commerce Bancshares, Inc.                                  8,075            373
Conseco, Inc.                                             13,300            848
ContiFinancial Corp. (a)                                   4,000            144
CoreStates Financial Corp.                                20,200          1,048
Crestar Financial Corp.                                    3,300            245
Dean Witter, Discover & Co.                               14,900            987
Dime Bancorp, Inc. (a)                                     9,700            143
Edwards (A.G.), Inc.                                      42,800          1,439
Federal Home Loan Mortgage Corp.                           4,400            485
Federal National Mortgage Association                    176,500          6,575
First America Bank Corp.                                   2,300            138
First Chicago NBD Corp.                                  133,481          7,175
First Tennessee National Corp.                             6,100            228
First Union Corp.                                         25,200          1,865
First USA, Inc.                                           11,000            381
First Virginia Banks, Inc.                                 3,000            144
Firstar Corp.                                              6,800            357
Fleet Financial Group, Inc.                               23,919          1,193
Golden West Financial Corp.                               30,600          1,932
Great Western Financial Corp.                             13,700            397
Greenpoint Financial Corp.                                19,700            931
Horace Mann Educators Corp.                                6,500            262
ITT Hartford Group, Inc.                                  63,900          4,313
KeyCorp                                                   95,800          4,838
Lehman Brothers Holdings, Inc.                           158,200          4,964
Lincoln National Corp.                                    15,400            808
Loews Corp.                                               23,300          2,196
Mark Twain Bancshares, Inc.                                1,700             83
MBIA, Inc.                                                 6,400            648
Mercantile Bancorp, Inc.                                     700             36
Mercantile Bankshares Corp.                                3,700            117
Mercury Finance Corp.                                     16,100            197
Mercury General Corp.                                      6,100            320
Merrill Lynch & Co., Inc.                                 22,200          1,809
Money Store, Inc.                                          5,300            146
Morgan (J.P.) & Co., Inc.                                 23,000          2,245
Morgan Stanley Group, Inc.                                41,200          2,354
National City Corp.                                        6,600            296
NationsBank Corp.                                         63,463          6,204
Norwest Corp.                                             40,200          1,749
Ohio Casualty Corp.                                        5,000            177
Old Kent Financial Corp.                                   3,600            171
Old Republic International Corp.                          50,150          1,342
PaineWebber Group, Inc.                                    8,400            236
PMI Group, Inc. (The)                                      3,400            188
PNC Bank Corp.                                            51,150          1,925
Regions Financial Corp.                                    5,500            284
Republic New York Corp.                                    5,000            408
Robert Half International, Inc.                            9,000            309
SAFECO Corp.                                              16,200            636
Salomon, Inc.                                             40,700          1,918
Schwab (Charles) Corp.                                    18,500            592
Signet Banking Corp.                                       6,400            197
Sotheby's Holdings Co., Inc. Class A                      19,000            354
SouthTrust Corp.                                          38,000          1,321
St. Paul Cos., Inc.                                       12,400            727
Standard Federal Bancorporation                           11,300            643
Star Banc Corp.                                            8,800            809
Student Loan Marketing Association                        14,000          1,304
SunAmerica, Inc.                                           5,900            262
Synovus Financial Corp.                                    2,600             84
TCF Financial Corp.                                        3,200            139
Torchmark Corp.                                            7,700            389
Transamerica Financial Corp.                               9,800            774
Transatlantic Holdings, Inc.                                 500             40
Travelers, Inc.                                          205,433          9,322
Union Planters Corp.                                       3,500            137
UnionBanCal Corp.                                            800             42
Unitrin, Inc.                                              3,800            212
USLIFE Corp.                                              29,300            974
Washington Federal, Inc.                                   6,900            179


                                                               Equity Q Fund  49

EQUITY Q FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Washington Mutual, Inc.                                    6,500     $      281
Wilmington Trust Corp.                                     3,200            126
                                                                     ----------

                                                                        142,635
                                                                     ----------

GENERAL BUSINESS - 3.1%
America Online, Inc. (a)                                  22,200            738
Belo (A.H.) Corp. Class A                                  9,200            321
BHC Communications, Inc. Class A (a)                       2,700            274
Central Newspapers, Inc. Class A                           2,100             92
Comcast Corp. Special Class A                             18,700            332
Comsat Corp. Series 1                                      9,200            227
Cox Communications, Inc. Class A (a)                       5,200            120
Donnelley (R.R.) & Sons Co.                               14,400            452
Ecolab, Inc.                                               6,900            260
First Data Corp.                                          35,600          1,299
Harcourt General, Inc.                                     5,300            244
Knight-Ridder, Inc.                                       32,100          1,228
McClatchy Newspapers, Inc. Class A                         1,900             66
Media General, Inc. Class A                                7,100            215
Meredith Corp.                                             4,100            216
MFS Communications, Inc.                                  27,800          1,508
Moore Corp., Ltd.                                        146,100          2,977
New York Times Co. Class A                                26,400          1,003
Olsten Corp.                                              77,800          1,177
Omnicom Group, Inc.                                       22,600          1,034
Paging Network, Inc. (a)                                   8,900            136
PHH Group, Inc.                                           25,400          1,092
SBC Communications, Inc.                                  39,250          2,031
Service Corp. International                               21,100            591
Staples, Inc.                                             31,250            562
Stewart Enterprises, Inc. Class A                          7,100            240
TCI Satellite Entertainment, Inc., Class A (a)             6,600             65
Tele-Communications - TCI, Group A (a)                    66,300            862
Tele-Communications Liberty Media, Grade A (a)            17,600            502
Time Warner, Inc.                                         50,500          1,894
Viacom, Inc. Class B (a)                                  34,300          1,196
Wallace Computer Services, Inc.                           23,200            800
Washington Post Co. Class B                                4,100          1,374
                                                                     ----------

                                                                         25,128
                                                                     ----------

MISCELLANEOUS - 0.4%
Chris Craft Industries, Inc.                               8,942            374
Providian Corp.                                           26,900          1,382
Security Capital Pacific Trust                            51,700          1,183
Tenneco, Inc.                                              8,400            379
                                                                     ----------

                                                                          3,318
                                                                     ----------

SHELTER - 0.5%
Centex Corp.                                              42,200          1,588
Louisiana Pacific Corp.                                   16,000            338
Owens-Corning Fiberglas Corp.                              8,400            358
Schuller Corp.                                            37,900            403
Southdown, Inc.                                            4,900            152
USG Corp. (a)                                             11,700            396
Weyerhaeuser Co.                                           8,900            422
                                                                     ----------

                                                                          3,657
                                                                     ----------

TECHNOLOGY - 14.7%
3Com Corp. (a)                                             5,400            396
ADC Telecommunications, Inc.                              61,200          1,897
AlliedSignal, Inc.                                        51,000          3,417
Altera Corp. (a)                                           4,200            305
Apple Computer, Inc. (a)                                  14,400            299
Applied Materials, Inc. (a)                               15,800            567
Ascend Communications, Inc.                               17,900          1,110
Avery Dennison Corp.                                      30,200          1,068
Avnet, Inc.                                               37,400          2,179
AVX Corp.                                                  3,500             75
Bay Networks, Inc. (a)                                    16,600            347
Boeing Co.                                                64,600          6,872
Checkpoint Systems, Inc.                                  25,800            639
Cisco Systems, Inc.                                      111,000          7,062
Coltec Industries, Inc. (a)                                5,900            111
COMPAQ Computer Corp. (a)                                 55,300          4,106
Computer Associates International, Inc.                   13,200            657
Compuware Corp. (a)                                       17,000            850
Dell Computer Corp.                                       51,000          2,709
Destec Energy, Inc. (a)                                    7,600            119
EG&G, Inc.                                                14,300            288
EMC Corp. (a)                                             21,800            722
General Dynamics Corp.                                    31,500          2,221
General Instrument Corp. (a)                              12,800            277
General Motors Corp. Class H                              50,900          2,863
Guidant Corp.                                             26,700          1,522
Harris Corp.                                              18,700          1,283
HBO & Co.                                                 31,700          1,882
Hewlett-Packard Co.                                      154,400          7,759
Honeywell, Inc.                                           21,100          1,387
Input/Output, Inc.                                        49,500            916
Intel Corp.                                              140,100         18,336
International Business Machines Corp.                     57,200          8,637
Lockheed Martin Corp.                                     19,847          1,816
Lucent Technologies, Inc.                                 36,600          1,693
McDonnell Douglas Corp.                                   15,400            986
Microsoft Corp.                                          102,200          8,444
Molex, Inc. Class A                                          400             14
National Computer Systems, Inc.                            1,600             40


50  Equity Q Fund

EQUITY Q FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

National Semiconductor Corp. (a)                          12,400     $      302
Netscape Communications Corp.                             34,000          1,930
Northrop Grumman Corp.                                     2,800            232
Oracle Systems Corp.                                      50,100          2,085
Perkin-Elmer Corp.                                        11,400            671
Pitney Bowes, Inc.                                        71,200          3,880
Quantum Corp. (a)                                          4,500            128
Raytheon Co.                                               7,200            346
Read-Rite Corp. (a)                                       27,500            687
SCI Systems, Inc. (a)                                     13,600            607
Scientific-Atlanta, Inc.                                   7,000            105
Sensormatic Electronics Corp.                              6,700            112
Silicon Graphics, Inc. (a)                                12,600            321
Storage Technology Corp. (a)                              46,500          2,215
Sun Microsystems, Inc.                                   118,200          3,029
Symbol Technologies, Inc. (a)                              7,000            310
Tandem Computers, Inc. (a)                                57,700            793
Textron, Inc.                                             16,300          1,536
Thermo Electron Corp.                                     20,900            862
Thermo Instrument Systems, Inc.                            7,800            258
Thomas & Betts Corp.                                      17,900            794
U.S. Robotics Corp.                                        6,600            475
VLSI Technology, Inc. (a)                                 93,700          2,214
Xerox Corp.                                               17,000            895
                                                                     ----------

                                                                        120,658
                                                                     ----------

TRANSPORTATION - 1.5%
Alexander & Baldwin, Inc.                                  5,100            126
Burlington Northern, Inc.                                 11,400            985
Consolidated Freightways Corp. (a)                         1,500             13
Consolidated Freightways Inc.                             30,100            670
CSX Corp.                                                 54,700          2,311
Federal Express Corp.                                      8,000            356
GATX Corp.                                                 8,400            407
Norfolk Southern Corp.                                    38,300          3,351
Offshore Logistics, Inc. (a)                              31,400            608
Ryder System, Inc.                                         5,600            158
Tidewater, Inc.                                           26,100          1,181
Trinity Industries, Inc.                                  11,200            420
Union Pacific Corp.                                       16,500            992
Yellow Corp. (a)                                          14,600            210
                                                                     ----------

                                                                         11,788
                                                                     ----------

UTILITIES - 10.0%
Airtouch Communications, Inc. (a)                         52,700          1,331
Allegheny Power System, Inc.                               9,400            286
American Water Works, Inc.                                 4,400             91
Ameritech Corp.                                          141,600          8,584
AT&T Corp.                                               114,800          4,994
Baltimore Gas & Electric Co.                               6,000            160
Bell Atlantic Corp.                                       87,200          5,646
BellSouth Corp.                                          104,900          4,235
Black Hills Corp.                                          1,300             37
Centerior Energy Corp.                                    46,600            501
CINergy Corp.                                             41,100          1,372
Coastal Corp.                                             32,100          1,569
Columbia Gas System, Inc.                                 11,300            719
Commonwealth Energy System                                 2,300             54
Consolidated Edison Co.                                   17,200            503
Consolidated Natural Gas Co.                              39,100          2,160
Dominion Resources, Inc.                                  13,700            527
DTE Energy Co.                                             2,900             94
Edison International                                      34,700            690
Enron Corp.                                               28,300          1,220
Entergy Corp.                                            226,200          6,277
Frontier Corp.                                            12,000            271
GPU, Inc.                                                  8,800            296
GTE Corp.                                                267,353         12,165
Illinova Corp.                                             5,900            162
IPALCO Enterprises, Inc.                                   7,000            191
Long Island Lighting Co.                                 157,800          3,491
MCI Communications Corp.                                  53,200          1,736
National Fuel & Gas Co.                                    5,700            235
New England Electric System                                4,700            164
New York State Electric & Gas Corp.                       28,200            610
Niagara Mohawk Power Corp. (a)                            30,600            302
NICOR, Inc.                                                2,300             82
Northeast Utilities                                        9,900            131
Northern States Power Co.                                 10,400            477
NYNEX Corp.                                               32,300          1,554
Orange & Rockland Utilities, Inc.                          2,300             83
Pacific Gas & Electric Co.                                32,700            687
PacifiCorp.                                               42,800            877
Peco Energy Co.                                           28,800            727
Peoples Energy Corp.                                      10,500            356
Pinnacle West Capital Corp.                               30,300            962
Portland General Electric Co.                              6,400            269
Potomac Electric Power Co.                                   500             13
PP&L Resources, Inc.                                       1,100             25
SIG Corp., Inc.                                            1,200             42
Southern Co.                                              49,200          1,113
Sprint Corp.                                             101,550          4,049
Telephone & Data Systems, Inc.                             2,800            101
Texas Utilities Co.                                        3,700            151
TransCanada Pipelines, Ltd.                                4,500             79
U.S. West Communications Group                            36,700          1,184
U.S. West Media Group                                     59,700          1,104
Unicom Corp.                                             112,400          3,049


                                                                Equity Q Fund 51

EQUITY Q FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Union Electric Co.                                         5,000     $      193
United States Cellular Corp. (a)                           1,900             53
Western Resources, Inc.                                   72,000          2,223
Williams Cos. (The)                                       37,350          1,401
WorldCom, Inc.                                             4,400            114
                                                                     ----------

                                                                         81,772
                                                                     ----------

TOTAL COMMON STOCKS
(cost $646,172)                                                         809,932
                                                                     ----------


                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)
                                                      ----------

SHORT-TERM INVESTMENTS - 1.2%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)                $    8,014          8,014
United States Treasury Bills (b)(c)(d)
    5.040% due 02/06/97                                    1,700          1,692
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $9,706)                                                             9,706
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $655,878)(e) - 100.2%                                  819,638
                                                                     ----------

OTHER ASSETS AND LIABILITIES, NET - (0.2%)                               (1,357)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  818,281
                                                                     ----------
                                                                     ----------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  Rate noted is yield-to-maturity (unaudited).
(d) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(e)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NV - Nonvoting


                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                      ----------  --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S&P 400 Midcap Index Futures Contracts
  expiration date 03/97                                       23     $       17
S&P 500 Index Futures Contracts
  expiration date 03/97                                       15            (78)
                                                                     ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                            $      (61)
                                                                     ----------
                                                                     ----------

(#) At December 31, 1996, United States Treasury Bills valued at $1,692 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


        The accompanying notes are an integral part of the financial statements.


52  Equity Q Fund

EQUITY Q FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996


ASSETS
Investments at market (identified cost $655,877,675)(Note 2) . . . . . . . . . . . . . . . . . . . .     $   819,637,791
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,735,864
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,122,521
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             966,116
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         824,462,292

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       962,702
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,422,498
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             461,652
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .             162,220
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . .             171,760
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,180,832
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   818,281,460
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    22,512,999
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         163,760,116
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (60,861)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             248,384
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         631,820,822
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   818,281,460
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share
  ($818,281,460 divided by 24,838,448 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $32.94
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


                                                               Equity Q Fund  53

EQUITY Q FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996


INVESTMENT INCOME
Income:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    16,549,753
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,681,440
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              97,133
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          18,328,326

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    4,392,254
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             380,590
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             216,863
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .              22,977
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              30,637
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              88,997
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,753
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              49,061
                                                                                      --------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,186,132
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          13,142,194
                                                                                                         ---------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          85,985,060
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,075,031          91,060,091
                                                                                     ---------------     ---------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          54,876,214
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,318)         54,874,896
                                                                                     ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . .                             145,934,987
                                                                                                         ---------------
Net increase (decrease) in net assets resulting from operations. . . . . . . . .                         $   159,077,181
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


54  Equity Q Fund

EQUITY Q FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    13,142,194     $    10,645,251
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .          91,060,091          62,062,425
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .          54,874,896          89,153,512
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .         159,077,181         161,861,188

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (13,142,194)        (10,815,119)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . .            (120,226)                 --
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .         (85,726,607)        (47,298,452)
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .         137,934,703          85,849,747
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .         198,022,857         189,597,364
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         620,258,603         430,661,239
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR. . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   818,281,460     $   620,258,603
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


                                                               Equity Q Fund  55

EQUITY Q FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $  30.40       $  24.43       $  26.03       $  25.23       $  24.90
                                                              --------       --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .       .58            .59            .69            .66            .67
  Net realized and unrealized gain (loss) on investments . .      6.33           8.52          (0.41)          2.71           1.73
                                                              --------       --------       --------       --------       --------

Total Income From Investment Operations. . . . . . . . . . .      6.91           9.11           0.28           3.37           2.40
                                                              --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      (.58)          (.61)          (.69)          (.66)          (.68)
  In excess of net investment income . . . . . . . . . . . .      (.01)            --             --             --             --
  Net realized gain on investments . . . . . . . . . . . . .     (3.78)         (2.53)          (.97)         (1.85)         (1.39)
  In excess of net realized gain on investments. . . . . . .        --             --           (.22)          (.06)            --
                                                              --------       --------       --------       --------       --------

TOTAL DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . .     (4.37)         (3.14)         (1.88)         (2.57)         (2.07)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $  32.94       $  30.40       $  24.43       $  26.03       $  25.23
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . .     23.67          37.91            .99          13.80           9.97

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets (a) . . . . . . .       .71            .58            .11            .15            .18
  Net investment income to average net assets (a). . . . . .      1.80           2.07           2.74           2.50           2.80
  Portfolio turnover . . . . . . . . . . . . . . . . . . . .     74.59          74.00          45.87          54.69          58.35
  Net assets, end of year ($000 omitted) . . . . . . . . . .   818,281        620,259        430,661        382,939        290,357
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . . .     .0332            N/A            N/A            N/A            N/A


(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.


56  Equity Q Fund

INTERNATIONAL FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


OBJECTIVE:   To provide favorable total return and diversification for US investors.

INVESTS IN: Primarily the equity securities of non-US companies in developed foreign markets.

STRATEGY:    The Fund uses a multi-manager strategy intended to achieve higher returns than its benchmark index with moderate risk by employing the investment management services of five managers with separate and distinct investment approaches. The Fund's primary source of added value is intended to be stock selection with only moderate country allocations relative to the index to capture the diversification benefits of international investment in an asset allocation context.



DATES                   INTERNATIONAL ++            MSCI EAFE  **       LIPPER-C- INTERNATIONAL ++++
    *                            $10,000                  $10,000                            $10,000
 1987                            $11,442                  $12,493                            $11,218
 1988                            $13,745                  $16,065                            $13,077
 1989                            $17,052                  $17,800                            $16,020
 1990                            $14,334                  $13,671                            $14,107
 1991                            $16,265                  $15,380                            $15,860
 1992                            $15,273                  $13,557                            $15,204
 1993                            $20,704                  $18,024                            $21,222
 1994                            $21,818                  $19,477                            $21,007
 1995                            $24,153                  $21,726                            $22,946
 1996                            $26,080                  $23,109                            $25,597
----------------------------------------------------------------------------------------------------

Total                           $190,866                 $181,302                           $186,258
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

INTERNATIONAL FUND

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,798       7.98%
5 Years             $  16,034       9.90%#
10 Years            $  26,080      10.06%#


SALOMON BROTHERS BROAD MARKET INDEX (BMI) EX-US +

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,870       8.67%
5 Years             $  15,000       8.45%#


MSCI EAFE INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,636       6.36%
5 Years             $  15,025       8.48%#
10 Years            $  23,109       8.74%#


LIPPER-C- INTERNATIONAL FUNDS AVERAGE

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  11,155      11.55%
5 Years             $  16,139      10.05%#
10 Years            $  25,597       9.85%#

   * Assumes initial investment on January 1, 1987.

  ** Morgan Stanley Capital International Europe, Australia, Far East Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchanges of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

  ++ Prior to April 1, 1995, fund performance results are reported gross of investment management fees. For the period following April 1, 1995, fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the fund's managers upon request.

++++ Lipper-C- International Funds Average is the average total return for the universe of funds within the International Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

   + Salomon Brothers BMI Index ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries. This Index has broader representation than the MSCI EAFE benchmark. However, 10 years of historical performance information is not available because it was constructed on June 30, 1989.

   # Annualized.


58  International Fund

INTERNATIONAL FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW

For the year ended December 31, 1996, the International Fund had a total return of 8%, as compared to the MSCI EAFE Index results of 6.4%. The Fund outperformed this benchmark primarily due to good issue selection, and superior returns from Canadian holdings which are not represented in the EAFE Index.

PORTFOLIO HIGHLIGHTS

While returns from international investments appeared somewhat mediocre overall when compared to domestic returns, substantial return opportunities were available on a market-by-market basis. Currency effect had a negative impact on returns overall as the dollar strengthened versus most foreign currencies. Several European markets produced significant returns surpassing even the U.S. market, due to falling interest rates as they adopted fiscal restraints for meeting requirements of membership into the European Monetary Union. The United Kingdom (UK) was the more important story during 1996 due to its dominant weighting (nearly 33% of the region by capitalization). The UK market rose 27.4% in US dollars but only 15.6% in local currency as the British pound strengthened for most of 1996. In contrast, the Pacific Basin region was down 8.4% for the year, entirely due to the 15.4% loss from Japan which accounts for nearly 79% of the Pacific Basin market capitalization. Other Pacific Basin markets fared better. The Hong Kong market rose over 33% as investors expressed their optimism towards China's impending takeover.

Good stock selection, particularly in the European markets, was a strong positive in the International Fund during 1996. Although modest in magnitude, country weighting decisions in aggregate had a negative influence on Fund performance despite a slight underweighting in Japan in the latter half of the year. The Fund's underweighting in the UK hurt performance the most. Although local market returns were relatively weak, compared to other European markets, currency appreciation boosted the UK market return to US investors by more than 10%.

-------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

Novartis AG (Regd)(Switzerland)                            1.2%
British Petroleum Co. PLC (UK)                             1.0
Astra AB Series A (Sweden)                                 1.0
Sony Corp. (Japan)                                         0.9
Hoechst AG (Germany)                                       0.7
Royal Dutch Petroleum Co. (Netherlands)                    0.7
Eaux (cie Generale) (France)                               0.7
Toyota Motor Corp. (Japan)                                 0.7
Daimler-Benz AG (Germany)                                  0.7
Nippon Telegraph & Telephone Corp. (Japan)                 0.7

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Current P/E Ratio                                        19.9x
Portfolio Price/Book Ratio                               2.06x
Market Capitalization - $ - Weighted Average          15.3 Bil
Number of Holdings                                       1,490

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS                                          STYLES

Grantham, Mayo, Van Otterloo & Co.                  Value
J.P. Morgan Investment Management, Inc.             Market-Oriented
Marathon Asset Management, Ltd.                     Value
Oechsle International Advisors                      Growth
Rowe Price-Fleming International, Inc.              Market-Oriented

-------------------------------------------------------------------


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.


                                                          International Fund  59

INTERNATIONAL FUND

STATEMENT OF NET ASSETS

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 90.6%
ARGENTINA - 0.1%
Banco de Galicia y Buenos Aires Class B - ADR              3,987     $       96
Banco Frances del Rio la Plata - ADR                       6,974            192
Comercial de Plata (a)                                     5,010             13
Naviera Perez Companc Class B                             45,248            318
Sociedad Comercial del Plata - ADR (a)                     1,928             49
Telecom Argentina SA Class B - ADR                         1,485             60
Telefonica de Argentina Class B - ADR                     10,020            259
Transportadora de Gas Del Sur Class B - ADR                5,591             68
YPF Sociedad Anonima Class D - ADR                         7,486            189
                                                                     ----------

                                                                          1,244
                                                                     ----------

AUSTRALIA - 3.2%
Adelaide Brighton                                          4,500              6
Amalgamated Holdings, Ltd.                                 2,800             14
Amcor, Ltd.                                               39,000            251
Australia & New Zealand Bank Group, Ltd.                 318,334          2,006
Australian Gas & Light Co.                                58,766            334
Australian National Industries, Ltd.                     519,483            516
Boral, Ltd.                                              126,815            361
Brambles Industries, Ltd.                                  3,600             70
Broken Hill Proprietary Co.                              348,571          4,965
Burswood Property Trust (Units)                            9,657             12
Caltex Australia                                         100,000            369
Capral Aluminum, Ltd.                                      4,000             13
Coca-Cola Amatil, Ltd.                                     6,818             73
Coles Myer, Ltd.                                          98,777            407
Commonwealth Bank of Australia                             3,885             37
Commonwealth Installment Receipt Trustee, Ltd.            28,000            174
Cortecs International, Ltd. (a)                            5,466             16
CRA, Ltd.                                                  4,200             66
CSL, Ltd.                                                  2,700             13
CSR, Ltd.                                                321,347          1,124
Cultus Petroleum NL (a)                                   14,800             15
Eastern Aluminum                                         236,000            231
Elders Australia, Ltd.                                   307,594            516
Eltin, Ltd.                                              260,510            598
Eltin, Ltd. Rights New                                    51,069            114
Email, Ltd.                                              117,965            382
F.H. Faulding & Co., Ltd.                                  2,500             17
Foodland Associated, Ltd.                                  4,732             23
Foster's Brewing Group, Ltd.                              14,300             29
G.E. Crane Holdings, Ltd.                                  1,300             11
General Property Trust                                     6,400             12
GIO Australia Holdings                                   276,680            708
Goodman Fielder Wattie                                   198,020            246
Grosvenor Trust                                            9,100             11
Hardie (James) Industries, Ltd.                            6,900             22
HIH Winterthur International Holdings, Ltd.                4,100             10
Leighton Holdings, Ltd. Class A                            4,943             21
Lend Lease Corp.                                          10,123            196
Mayne Nickless, Ltd.                                       5,100             35
Mirvac, Ltd.                                               7,900             16
National Australia Bank, Ltd.                            146,013          1,718
National Mutual Holdings, Ltd. (a)                        61,000             91
News Corp.                                               479,285          2,530
Normandy Poseidon                                          6,599              9
North Broken Hill Peko                                    10,138             30
Pacific Dunlop, Ltd.                                     187,188            476
Pasminco, Ltd.                                           248,800            392
Pioneer International, Ltd.                              112,400            335
Publishing Broadcasting, Ltd.                             42,730            208
QBE Insurance Group                                        2,200             12
QNI, Ltd.                                                345,380            695
RGC Limited                                              180,139            800
Rothmans Holdings                                         19,728            127
Santos, Ltd.                                             297,800          1,207
Schroders Property Fund                                   51,881             95
Simsmetal, Ltd.                                            3,718             21
Smith (Howard), Ltd.                                      16,947            139
Soul Pattinson & Co., Ltd.                                   600             27
Southcorp Holdings, Ltd.                                 166,900            531
Tabcorp. Holdings, Ltd.                                   54,700            261
Village Roadshow, Ltd.                                     3,400             13
Walker Corp., Ltd.                                        12,015              8
Wesfarmers                                                53,256            372
Western Mining Corp.                                     767,593          4,838
Westfield Holdings                                           900             15
Westfield Trust                                          150,015            284
Westpac Banking Corp.                                     51,300            292
Wills (W.D. & H.O.)(a)                                    40,400             67
Woodside Petroleum, Ltd.                                  38,900            284
                                                                     ----------

                                                                         29,917
                                                                     ----------

AUSTRIA - 0.3%
Bank Austria AG                                            3,500            259
Boehler-Uddeholm AG                                        2,000            143
Brau-Union Goess AG                                        2,528            156
Creditanstalt-Bankverein                                   7,488            507
EA-Generali AG                                               300             89
EVN Energ-Versorg                                          1,080            163
Flughafen Wien AG                                          1,534             78
Interunfall Vericherungs AG                                  480             66



60  International Fund

INTERNATIONAL FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Lenzing AG                                                    50     $        3
Leykam-Murzta Papi                                           140              4
Oester Brau Beteil                                         1,562            106
Oester Elektrizita Class A                                 7,700            576
OMV AG                                                     2,296            259
Universale-Bau (a)                                           100              5
VA Technologie AG (BR)                                     2,300            361
Wienerberger Baustoff                                        600            116
Z Landerbank Bank Austria AG                               8,460            273
                                                                     ----------

                                                                          3,164
                                                                     ----------

BELGIUM - 0.5%
Arbed SA NPV                                               3,546            385
Credit Communal Holding Dexia NPV (a)                        960             88
Electrabel NPV                                             3,402            805
Fortis AG                                                  5,800            930
Generale de Banque NPV                                     1,199            430
Kredietbank NPV                                            3,520          1,154
Petrofina SA NPV                                           1,350            430
Solvay SA NPV                                                759            465
UCB Capital NV                                                99            258
                                                                     ----------

                                                                          4,945
                                                                     ----------

BRAZIL - 0.3%
CEMIG SA - ADR                                             6,844            234
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar (Regd.) - GDR                        6,240            111
Eletrobras (centrais) NPV                                764,130            274
Sider Nacional cia NPV                                 3,558,460            101
Telecomunicacoes Brasileiras - ADR                        19,043          1,466
Telecomunicacoes Brasileiras - ADR (144A)                    417             32
Telecomunicacoes Brasileiras NPV                       3,084,000            221
TELESP Telec San Paulo NPV (a)                            61,873             13
Usinas Siderurgicas de Minas - ADR                        24,555            251
White Martins SA NPV                                  59,520,000             86
                                                                     ----------

                                                                          2,789
                                                                     ----------

CANADA - 2.3%
Abitibi Price, Inc. (a)                                    5,900             93
Air Canada, Inc. (a)                                       9,000             40
Alcan Aluminum, Ltd.                                      11,850            400
Anderson Exploration, Ltd. (a)                             4,900             63
Avenor, Inc. (a)                                             900             13
Barrick Gold Corp.                                        32,900            946
BC Telecom, Inc. (a)                                       5,800            126
BCE, Inc. NPV                                             14,800            713
BCE Mobile Communications, Inc. (a)                        1,900             56
Bombardier, Inc. Class A                                   1,200             22
Bombardier, Inc. Class B                                  12,700            234
Brascan, Ltd. Class A                                     47,700          1,062
CAE, Inc.                                                  2,700             20
Cambior, Inc.                                              1,000             15
Canadian Natural Resources, Ltd. (a)                       1,300             36
Canadian Pacific, Ltd.                                    44,500          1,178
Canadian Tire Corp. Class A (a)                            5,900             98
Canfor Corp.                                                 700              7
CCL Industries, Inc. Class B                               2,300             25
Co-Steel, Inc.                                             2,100             37
Cominco, Ltd.                                             52,600          1,310
Corel Corp. (a)                                            3,500             26
Cott Corp.                                                 4,100             29
Dofasco, Inc. NPV                                          5,801            110
Dominion Textile, Inc.                                     1,800              9
Domtar, Inc. NPV                                          87,600            739
Donohue, Inc. Class A                                      4,200             76
Echo Bay Mines, Ltd.                                       5,900             39
Falconbridge, Ltd.                                         2,000             43
Fletcher Challenge Canada, Ltd. Class A                    6,200             98
George Weston, Ltd.                                        2,000             98
Gulf Canada Resources, Ltd. (a)                            3,300             24
Hudson's Bay Co.                                          41,000            683
Imasco, Ltd.                                              10,800            265
Imasco, Ltd. IF                                           17,000            417
Imperial Oil, Ltd.                                        23,200          1,093
Inco, Ltd. (Canadian Listed)                               5,800            185
Inco, Ltd. (U.S. Listed)                                  80,831          2,576
Inmet Mining Corp. (a)                                     3,900             19
International Forest Products, Ltd. Class A (a)            2,400             19
IPSCO, Inc.                                                1,600             46
Laidlaw, Inc. Class A                                      1,100             13
Laidlaw, Inc. Class B                                      9,000            105
MacMillan Bloedel, Ltd.                                    8,400            110
Magna International, Inc. Class A                          2,400            134
Methanex Corp. (a)                                        12,800            116
Molson Companies, Ltd. Class A                             3,900             61
Moore Corp., Ltd.                                          6,800            141
Newbridge Networks Corp.                                  11,600            329
Noranda, Inc.                                             18,000            402
Noranda Forest, Inc.                                      10,600             72
NOVA Corp.                                                32,100            285
Nova Scotia Power, Inc.                                    5,800             60
Numac Energy, Inc. (a)                                       500              2
Oshawa Group, Ltd. Class A                                 2,600             38
Pegasus Gold, Inc. (a)                                     1,500             11
Petro-Canada                                              12,500            177
Placer Dome, Inc.                                         36,800            800
Potash Corporation of Saskatchewan, Inc.                     600             51


                                                          International Fund  61

INTERNATIONAL FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Provigo, Inc. (a)                                          3,400     $       14
Quebecor, Inc. Class B                                     4,500             75
Ranger Oil, Ltd.                                         101,700          1,010
Repap Enterprises, Inc. (a)                                8,400             24
Rio Algom, Ltd. (a)                                        3,800             85
Rogers Cantel Mobile Communications, Inc. Class B          4,900             97
Rogers Communications, Inc. Class B (a)                   62,400            460
Royal Bank of Canada                                       5,040            177
Royal Oak Mines, Inc. (a)                                  9,500             30
Sears Canada, Inc.                                         3,700             28
Semi-Tech Corp. Class A                                    4,500             16
Semi-Tech Corp. Class B                                    4,500             17
Shell Canada, Ltd. Class A                                 2,000             78
Slocan Forest Products, Ltd.                               2,100             24
Southam, Inc.                                              3,500             49
Stelco, Inc. Series A (a)                                 72,100            442
Suncor, Inc. NPV                                          29,300          1,213
TELUS Corp.                                                9,700            141
The Seagram Co., Ltd.                                     17,300            695
Thomson Corp. (a)                                          9,900            218
Torstar Corp. Class B                                      1,600             39
Transalta Corp.                                           10,800            136
TransCanada Pipelines, Ltd.                               14,200            249
United Dominion Industries, Ltd.                           1,800             42
Westcoast Energy, Inc.                                     6,800            114
                                                                     ----------

                                                                         21,468
                                                                     ----------

CHILE - 0.1%
Administradora de Fondos de Pensiones Provida SA - ADR     1,300             24
Chile Fund, Inc.                                          10,298            215
Chilectra SA - ADR                                         2,534            131
Chilgener SA - ADR                                         4,370             91
Compania de Telefonos (Chile) SA - ADR                       936             95
Enersis SA - ADR                                           5,809            161
                                                                     ----------

                                                                            717
                                                                     ----------

CHINA - 0.1%
Huaneng Power International, Inc.- ADR Series N (a)       24,400            549
Yizheng Chemical Fibre Class H                           711,000            173
                                                                     ----------

                                                                            722
                                                                     ----------

DENMARK - 0.7%
Bang & Olufsen Holding Series B                           14,000            680
Carlsberg AS Series B                                      5,900            399
Coloplast AS Class B (Regd)                                4,900            557
Den Danske Bank                                            2,860            231
Jyske Bank AS (Regd.)                                      4,200            316
Novo Nordisk AS Class B                                   15,407          2,903
Sophus Berendsen Class B                                   3,850            495
Tele Danmark AS Series B                                  11,100            612
Unidanmark Class A (Regd)                                  3,300            171
                                                                     ----------

                                                                          6,364
                                                                     ----------

FINLAND - 0.6%
America Group Class A                                      2,900             60
Cultor OY Series I                                         1,000             54
Enso OY Series A (a)                                      20,000            160
Huhtamaki OY Series I Free                                   600             28
Instrumentarium (a)                                          700             25
Instrumentarium Series A                                   2,000             73
Kesko                                                      1,800             25
Kymmene OY (a)                                            36,000            755
Metra AB Series A                                          1,800            101
Metra AB Series B                                            500             28
Nokia AB Series A                                         17,508          1,016
Nokia AB Series K                                         16,300            943
Outokumpu OY Class A                                      47,500            811
Partek AB OY                                               4,800             75
Rautaruukki OY                                            66,858            618
Stockmann OY AB Series B                                     300             18
Valmet Corp. Series A                                     43,100            759
                                                                     ----------

                                                                          5,549
                                                                     ----------

FRANCE - 6.5%
Accor SA                                                   2,505            317
Alcatel Alsthom                                           33,038          2,654
Assurances Generales de France                            20,902            675
AXA                                                       10,578            673
Banque Nationale Paris                                    20,108            778
Bertrand Faure SA                                          4,303            168
BIC                                                          150             23
Boiron                                                     1,500            176
Bongrain SA                                                   20              8
Bouygues                                                   5,388            559
Canal Plus                                                 5,379          1,188
Cap Gemini Sogeti (a)                                        200             10
Carrefour SA                                               4,378          2,849
Casino Guich-Perr                                          1,200             56
Castorama Dubois                                           3,347            576
CEP Communications                                           140             10
Cerus Co. (a)                                              3,100             79
Cetelem                                                      200             23
CGIP                                                         360             99
Chargeurs International SA (a)                             1,366             68


62  International Fund

INTERNATIONAL FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Christian Dior                                             9,940     $    1,604
Cie de St. Gobain                                         11,287          1,597
Cie de Suez                                                5,462            232
Cie Finance Paribas Class A (BR)                          31,814          2,152
Ciments Francais                                             108              3
Clarins                                                    3,226            473
Club Mediterranee SA                                         270             18
Colas SA                                                     130             19
Compagnie Bancaire SA                                      3,680            435
Credit Commercial de France                               14,600            675
Credit Local de France                                     9,885            861
Credit Lyonnais Cert d'Invest. (a)                         2,205             57
Credit National                                              502             29
D.M.C. Dollfuss-Mieg                                       5,810            141
Eaux (cie Generale)                                       55,978          6,937
Elf Gabon                                                     70             18
Erid Beghin-Say                                              908            146
Essilor Internationale                                        80             24
Esso (Francaise)                                              40              5
Eurafrance                                                   400            173
Euro Disney SCA (BR)(a)                                   13,000             26
Eurotunnel/Euro SA Units (a)                              39,000             52
Finextel (Soc. Fin.)                                       2,292             35
GAN Group                                                  2,245             45
Gaz et Eaux                                                   52             21
Groupe Danone                                              5,566            776
GTM - Entrepose                                            2,700            125
Guilbert SA                                                1,891            370
Guyenne et Gascogne                                           90             36
Havas                                                      1,790            126
Ingenico                                                     100              2
L'Air Liquide                                              4,506            703
L'Oreal (Societe)                                            718            270
Labinal                                                      120             23
Lafarge Corp. SA (BR)                                      5,346            321
Lagardere Groupe (Regd)                                   30,120            827
Lapeyre (BR)                                               4,390            252
Legrand                                                    1,519            259
Legris Industries SA                                         100              4
LVMH Moet-Hennessy                                         4,334          1,210
Lyonnais Eaux Dumez                                          660             61
Michelin (Cie Gen) Class B (Regd)                          4,315            233
Moulinex (a)                                               2,100             48
Nord-Est                                                  16,150            402
Pathe SA (a)                                               2,316            558
Pechiney International Class A                            24,322          1,019
Peugeot SA                                                 7,040            792
Pinault-Printemps Redoute SA                               3,539          1,404
Primagaz Cie                                               2,075            244
Primagaz Cie 1998 Warrants (a)                               220              5
Promodes                                                   2,650            748
Remy Cointreau SA                                            400             11
Renault                                                    2,980             64
Rexel SA                                                     980            297
Rhone-Poulenc SA Class A - ADR                            20,469            698
S.G.E. (a)                                                 1,100             24
Saint Louis                                                  260             65
Salomon SA                                                   340             29
Sanofi SA                                                 16,041          1,595
Schneider SA                                              34,872          1,612
Scor SA                                                   15,000            528
SEITA                                                        370             15
SGS Thomson Microelectronics (a)                           7,610            538
Sidel SA                                                  21,364          1,470
Skis Rossignol SA                                            760             21
Societe Generale                                          33,037          3,572
Societe Nationale Elf d'Aquitaine                         26,764          2,436
Sodexho                                                    1,710            952
Sommer Allibert                                            2,326             69
Strafor-Facom SA                                             250             19
Sylea                                                        280             31
Synthelabo                                                10,760          1,163
Technip                                                      260             24
Thomson-CSF                                                3,535            115
Total Co. SA Class B                                      48,122          3,914
TV Francaise (TFI)                                         6,923            662
Union des Assurances Federales                             7,640            942
Union des Assurances Paris                                12,578            314
Union Financiere de France Banque SA                       2,100            227
Usinor Sacilor                                            81,700          1,189
Valeo                                                     24,121          1,488
Vallourec (Usin)                                             460             24
Worms & Cie (Regd)                                           910             55
                                                                     ----------

                                                                         61,748
                                                                     ----------

GERMANY - 4.9%
Adidas AG                                                  7,400            640
AGIV AG fuer Industrie und Verkehrswesen (a)               1,724             25
Allianz AG 1998 Warrants (a)                               7,076            371
Allianz AG Holdings                                          302            549
Altana AG                                                    151            117
AVA ALG Handels VB (a)                                     3,280            944
Bankgesellschaft Berlin AG                                 1,600             29
BASF AG                                                   49,150          1,893
Bayer AG                                                  60,496          2,469
Bayer Motoren Werk                                           500            349
Bayerische Hypotheken-und Wechsel Bank AG                 31,290            946


                                                          International Fund  63

INTERNATIONAL FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

BHF - Bank AG                                              2,500     $       57
Bilfinger & Berger BAU AG                                 19,550            718
Buderus AG                                                 1,447            715
Colonia Konzern AG                                         5,000            413
Continental AG                                             6,889            124
Daimler-Benz AG (a)                                       94,152          6,486
Deutsche Bank AG                                           3,674            172
Deutsche Pfandbrief & Hypothekenbank AG                   13,200            596
Deutsche Telekom AG (a)                                   82,647          1,743
Douglas Holding AG                                         4,200            165
Dresdner Bank AG                                          42,700          1,279
DT Babcock & Wilcox (a)                                      100              3
Fag Kugelfischer Georg Schaefer AG                        11,560            157
Fresenius Medical Care AG - ADR (a)                       41,360          1,163
Fried, Krupp AG Hoesch                                     6,000            971
Gehe AG                                                   19,060          1,220
Henkel KGAA (a)                                           12,700            609
Hoechst AG                                               150,959          7,132
Hornback Baumarkt AG                                       1,949             62
Klockner Humb Deut (a)                                     8,400             38
Kolbenschmidt AG (a)                                       2,077             29
Mannesmann AG                                             11,893          5,155
Metallgesellschaft AG (a)                                  6,428            131
Muenchener Rueckversicherungs                                589          1,472
Pfaff (GM) AG (a)                                            100              2
Praktiker Bau und Heimwerkemaerkte AG (a)                  2,245             45
Puma AG Rudolph Dassler Sport (a)                             50              2
Rhoen - Klinikum AG                                        3,402            356
SAP AG                                                     5,730            780
Schering AG                                                8,374            707
Schwarz Pharma AG                                          1,750            130
Siemens AG                                                27,170          1,280
SKW Trostberg AG (a)                                       8,800            239
Veba AG                                                   40,965          2,369
Veba International Finance 1998 Warrants (a)               3,000            961
Volkswagen International AG                                  432            180
Volkswagen International AG 1998 Warrants (a)              1,420            212
                                                                     ----------

                                                                         46,205
                                                                     ----------

HONG KONG - 4.1%
Allied Properties, Ltd.                                  452,000             74
Amoy Properties, Ltd.                                    170,000            245
ASM Pacific Technology                                    14,000             11
Bank of East Asia, Ltd.                                  101,800            453
Cathay Pacific Airways                                   631,000            995
Champion Technology Holdings                              84,000             16
Cheung Kong Holdings, Ltd.                               350,000          3,111
China Overseas Land & Investment                         162,000             82
Dairy Farm International Holdings, Ltd.                  173,512            140
Dao Heng Bank Group, Ltd.                                142,500            684
Dickson Concepts International, Ltd.                      13,400             50
Electric & Eltek International Holdings Ltd.             148,000             33
First Pacific Co.                                        402,154            523
FPB Bank Holding Co., Ltd.                                29,000             13
Furama Hotel Entertainment                                 8,000             14
Gold Peak Industries, Ltd.                                22,000             15
Great Eagle Holdings                                      70,510            291
Guangdong Investment                                     377,000            363
Guangshen Railway Co., Ltd. (a)                        1,192,000            516
Guangzhou Investment                                     836,000            400
Guoco Group, Ltd.                                        142,000            795
Hang Lung Development Co. (a)                            236,000            519
Hang Seng Bank (a)                                       215,000          2,613
Henderson Investment, Ltd.                               288,000            344
Henderson Land Development Co., Ltd.                     171,000          1,724
HKR International, Ltd.                                   39,600             67
Hon Kwok Land Investment, Ltd.                            34,000             13
Hong Kong & China Gas Co., Ltd.                          283,200            547
Hong Kong & China Gas Co., Ltd. 1997 Warrants (a)         23,600             13
Hong Kong & Shanghai Hotel                                 6,000             11
Hong Kong Aircraft Engineering                            29,900             92
Hong Kong Electric                                       416,500          1,384
Hong Kong Ferry                                           26,500             52
Hong Kong Land Holdings, Ltd.                            607,523          1,689
Hong Kong Telecommunications                             811,200          1,306
Hopewell Holdings, Ltd.                                  845,000            546
HSBC Holdings (UK Regd) PLC                               56,400          1,207
Hutchison Whampoa, Ltd. (a)                              582,000          4,571
Hysan Development                                         58,000            231
Kumagai Gumi Hong Kong                                    75,000             87
Lai Sun Development Co., Ltd.                             58,000             88
Lai Sun Garment International                             36,000             57
Liu Chong Hing Bank, Ltd.                                  9,000             15
Liu Chong Hing Investment, Ltd.                           34,000             42
New Asia Realty & Trust Class A                           28,000            103
New World Development Co., Ltd.                          596,278          4,028
Oriental Press Group                                     108,000             49
Oriental Press Group 1998 Warrants (a)                     7,200              1
Paul Y - ITC Construction Holding Co.                     64,000             15
Peregrine Investment Holdings, Ltd.                       33,000             57
Pokphand (CP) Co. (HK Regd)                               42,000             16
Regal Hotels International                               616,519            215
Shanghai Petrochemical Class H                           792,000            241
Shaw Bros. (H.K.), Ltd.                                   28,000             33


64  International Fund

INTERNATIONAL FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Shell Electric Manufacturing Co., Ltd.                    17,000     $       11
Shun Tak Holdings, Ltd.                                  142,000             95
Sing Tao                                                 370,000            161
Sino Land Co.                                             10,000             12
South China Morning Post                                 168,490            139
Sun Hung Kai & Co.                                        41,000             10
Sun Hung Kai Properties, Ltd. (a)                        251,200          3,077
Swire Pacific, Ltd. Class A                              177,000          1,688
Swire Pacific, Ltd. Class B                               75,000            113
Tai Cheung Holdings                                      104,000             98
Television Broadcast                                     254,000          1,015
Top Glory International Holdings, Ltd.                   114,000             18
Wharf Holdings                                           245,000          1,223
Wheelock & Co.                                           151,000            430
Wing Lung Bank                                             7,600             52
Winsor Property Holdings, Ltd. (a)                        23,000             37
Yue Yuen Industrial                                       46,000             18
                                                                     ----------

                                                                         38,997
                                                                     ----------

IRELAND - 0.2%
Allied Irish Banks                                       143,000            960
Independent Newspapers PLC                               125,000            646
Waterford Wedgwood (Units)                               465,000            599
                                                                     ----------

                                                                          2,205
                                                                     ----------

ITALY - 3.4%
Alitalia-Linee Aeree (a)                                 126,000             49
Ansaldo Trasporti SPA (a)                                  7,800              9
Assicurazioni Generali SPA                                41,000            777
Banca NAZ Agricolt                                        16,000             10
Banca Pop di Bergamo CV                                   19,000            313
Banca Pop di Milano                                      131,343            667
Banca Toscana                                              9,300             18
Banco Commerciale Italiana di Risp                        42,000             89
Banco di Napoli (a)                                       62,850             30
Banco di Roma (a)                                         12,666             10
Banco Fideuram SPA                                       300,900            662
Burgo (Cartiere) SPA                                      27,200            126
Caffaro SPA                                                4,700              5
Cementir SPA                                              17,500             11
Ciga Hotels (a)                                           88,100             38
CIR Compagnie Industriali di Risp                         72,500             24
CIR Compagnie Industriali Riunite                         79,300             49
Cofide NC Risp (a)                                        12,000              3
Cofide SPA (a)                                           129,400             60
Cogefar Inpresit (a)                                      49,216             38
Compart SPA (a)                                          132,500             52
Credito Italiano                                          72,500             80
Credito Italiano di Risp NC                               38,000             35
Dalmine SPA (a)                                          204,400             46
Danieli & Co.                                              5,000             41
Edison                                                     7,000             44
Editor L'Espresso (a)                                      7,000             19
Editoriale La Repubblica SPA (a)                         125,000            173
Ente Nazionale Idrocarburi SPA (Regd)                    544,862          2,796
Ericsson                                                     950             13
Falck, Acciaierie Fer Lombarde                            38,200            153
Fiat SPA                                                 736,527          2,229
Fiat SPA di Risp                                         446,500            783
Finanziaria Autogrill SPA (a)                             30,059             29
Finmeccanica SPA (a)                                      25,000             10
Gemina SPA (a)                                           126,800             62
Gewiss SPA                                                19,000            251
Gucci Group NV (a)                                         1,210             77
I.F.I.L. (a)                                              32,100             98
I.F.I.L. Risp NC                                          46,400             88
Industrie Natuzzi SPA - ADR                               29,572            680
Istituto Mobiliane Italiano                               62,668            537
Istituto Nazionale Delle Assicurazioni                 2,211,835          2,881
Italcementi                                               10,750             60
Italcementi di Risp NC                                    15,250             37
Italgas (Soc. Ital.)                                     100,491            420
Luxottica Group SPA - ADR                                  4,100            213
Mediolanum SPA (a)                                        15,750            149
Milano Assicurazio                                         9,500             26
Mondadori (Arnoldo) Editore                               92,800            756
Montedison SPA (Ferruzzi Agricola)(a)                    900,118            614
Montedison SPA di Risp (Ferruzzi Agricola) NC (a)         35,200             22
Montefibre SPA                                             6,402              4
Olivetti & Cie SPA (a)                                 5,912,500          2,085
Parmalat Finanziaria SPA (a)                             700,626          1,072
Pirelli & Co.                                             65,150             87
Pirelli & Co. di Risp                                      2,000              2
Pirelli NC di Risp                                         6,900             10
Premafin Finanziaria SPA (a)                              35,500             10
Rinascente (LA)                                           15,500             90
Rinascente (LA) di Risp NC                                10,600             27
Safilo SPA                                                 2,300             40
Saipem AG                                                 14,700             68
Sasib SPA di Risp NC                                      63,761            120
Simint SPA (a)                                           100,000            372
Sirti SPA                                                 22,000            133
SOFAP                                                    142,500            153
Sta Metallurgica Italiana SPA (a)                         52,960             25
Stefanel SPA (a)                                           8,400              6
Stet                                                     992,340          4,514
Stet di Risp                                             423,290          1,430


                                                          International Fund  65

INTERNATIONAL FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Telecom Italia di Risp                                   156,800     $      306
Telecom Italia Mobile SPA                                648,246          1,639
Telecom Italia Mobile SPA di Risp                        198,652            284
Telecom Italia SPA                                     1,102,724          2,864
Unicem di Risp (a)                                         8,263             54
                                                                     ----------

                                                                         31,857
                                                                     ----------

JAPAN - 25.8%
Advantest                                                 15,300            717
Aida Engineering, Ltd.                                     2,000             13
Aisin Seiki Co., Ltd.                                      5,000             79
Aiwa Co.                                                   2,000             34
Ajinomoto Co., Inc.                                        3,000             31
All Nippon Airways Co., Ltd.                              16,000            121
Alps Electric Co.                                         28,000            305
Amada Co., Ltd.                                           78,000            606
Amano Corp.                                                2,000             21
Anritsu Corp.                                              4,000             43
Aoki Corp. (a)                                            85,000            177
Aoki International                                         1,000             16
Aoyama Trading Co. (a)                                     3,000             80
Apic Yamada Corp.                                         16,200            308
Arabian Oil Co.                                            2,400             89
Asahi Bank (a)                                           175,000          1,556
Asahi Breweries                                            8,000             83
Asahi Chemical Industrial (a)                             19,000            108
Asahi Glass Co.                                           65,000            612
Ashikaga Bank                                             44,000            212
Autobacs Seven Co.                                         1,000             71
Bandai Co., Ltd.                                           2,000             52
Bank of Yokohama                                          23,000            149
Banyu Pharmaceutical                                       3,000             42
Brother Industries                                       228,000            984
Canon Sales Co., Inc.                                     19,800            441
Canon Sales Co., Inc. 1997 Warrants (a)                      330             32
Canon, Inc.                                              102,000          2,255
Casio Computer Co.                                         7,000             54
Chiba Bank, Ltd.                                           5,000             34
Chiyoda Corp.                                              4,000             26
Chubu Electric Power Co., Inc.                             4,400             87
Chugai Pharmaceutical Co.                                 13,000            109
Chugoku Electric Power                                     1,500             29
Chuo Trust & Banking                                      50,000            427
Citizen Watch Co., Ltd. (a)                               44,000            315
Cosmo Oil Co.                                            235,000          1,130
Credit Saison Co.                                          5,000            112
CSK Corp., Ltd.                                           13,400            352
Dai Ichi Kangyo Bank                                      57,000            822
Dai Ichi Pharmaceutical Co.                              124,000          1,992
Dai Nippon Printing, Ltd.                                 18,000            316
Dai Nippon Screen Manufacturing Co.                       67,000            495
Daicel Chemical Industries                                45,000            211
Daido Steel Co.                                          106,000            394
Daiei, Inc.                                              277,000          2,117
Daifuku Machinery Co.                                     16,000            202
Daiken Corp.                                              91,000            633
Daikin Industries                                        106,000            943
Daimaru, Inc.                                              3,000             16
Dainippon Pharmaceutical Co., Ltd.                         9,000             76
Daishinku Corp.                                           60,000            471
Daishowa Paper Manufacturers (a)                           9,000             39
Daito Trust Construction                                   2,190             24
Daiwa Bank (a)                                           305,000          1,593
Daiwa Danchi Co., Ltd. (a)                                85,000            399
Daiwa House Industries Co.                                60,000            772
Daiwa Kosho Lease Co.. Ltd.                               60,000            461
Daiwa Securities                                         323,000          2,873
DDI Corp.                                                    555          3,671
Denny's Japan                                              1,000             31
Dowa Mining Co. Series 5 1997 Warrants (a)                   124             49
East Japan Railway                                           344          1,548
Ebara Corp.                                               87,000          1,134
Eisai Co.                                                 42,300            833
Familymart, Co.                                           25,500          1,019
Fanuc Co.                                                 16,400            525
Fuji Denki Reiki                                          59,000            555
Fuji Electric Co.                                        142,000            596
Fuji Heavy Industries                                     34,000            137
Fuji Oil Co.                                             120,000            856
Fuji Photo Film Co.                                       23,000            759
Fujikura                                                 104,000            833
Fujisawa Pharmaceutical                                   45,000            404
Fujita Kanko, Inc.                                         3,000             56
Fujitec Co., Ltd.                                          3,000             30
Fujitsu, Ltd.                                            152,000          1,417
Fukui Bank                                               160,000            698
Fukuoka Bank                                               6,450             45
Furukawa Electric Co.                                    305,000          1,446
Futaba Corp.                                              15,000            622
Futaba Industrial                                         15,000            250
Gakken Co.                                               260,000          1,471
General Sekiyu KK                                         19,000            135
Green Cross Corp. (a)                                     13,000             65
Gunma Bank                                                 4,000             35
Gunze, Ltd.                                              160,000            830
Hankyu Corp. (a)                                          30,000            149
Haseko Corp. (a)                                          47,000            126
Heiwa Corp.                                                2,000             31
Heiwa Real Estate                                         40,000            232


66  International Fund

INTERNATIONAL FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Higo Bank                                                  2,000     $       13
Hino Motors, Ltd.                                          2,000             14
Hirose Electric                                            2,000            116
Hitachi Cable                                              4,000             27
Hitachi Maxell                                             3,000             66
Hitachi Metals                                            38,000            302
Hitachi Zosen Corp.                                       72,000            280
Hitachi, Ltd.                                            649,000          6,052
Hokkaido Electric                                          1,100             22
Hokkaido Takushoku Bank, Ltd.                            300,000            583
Hokuetsu Bank                                             70,000            302
Hokuriku Bank                                            120,000            589
Hokuriku Electric Power                                    1,500             29
Honda Motor Co., Ltd.                                     14,000            400
Hosiden Electronics (a)                                    3,000             21
House Food Industry                                        2,000             32
Hoya Corp.                                                 2,000             79
Hyakugo Bank                                              80,000            484
Inax Corp.                                                27,000            200
Industrial Bank of Japan                                  41,000            712
Intec, Inc.                                               62,000            873
Isetan Co.                                                49,000            635
Ishihara Sangyo (a)                                       40,000             97
Ishikawajima-Harima Heavy Industries                     429,000          1,908
Isuzu Motors, Ltd.                                        32,000            142
Ito-Yokado Co., Ltd.                                      77,000          3,351
Itoham Foods, Inc.                                        95,000            589
Izumi Co.                                                 33,000            462
Izumiya Co.                                               58,000            821
Japan Air Lines Co. (a)                                   54,000            287
Japan Airport Terminal                                     6,000             74
Japan Aviation Electronics (a)                             8,000             47
Japan Energy Corp.                                        61,000            166
Japan Metals & Chemicals (a)                               5,000             17
Japan Radio Co.                                            7,000             75
Japan Synthetic Rubber                                    20,000            131
Japan Tobacco, Inc.                                          267          1,810
Japan Wool Textile Co.                                     2,000             16
Jeol (a)                                                   2,000             12
JGC Corp.                                                  6,000             45
Joshin Denki Co.                                           6,000             62
Joyo Bank                                                  5,000             30
Kajima Corp.                                               5,000             36
Kaken Pharmaceutical                                       2,000             12
Kamei Corp.                                               78,000            775
Kamigumi Co.                                               8,000             52
Kandenko Co., Ltd.                                         3,000             28
Kanebo (a)                                                28,000             58
Kaneka Corp.                                               5,000             26
Kansai Electric Power                                      6,900            143
Kao Corp.                                                153,000          1,784
Kashiyama Onward                                           4,000             56
Kawasaki Heavy Industries                                426,000          1,762
Kawasaki Kisen (a)                                       194,000            442
Kawasho Corp. (a)                                        163,000            574
Keihin Electric Express                                   16,480             76
Kenwood Corp. (a)                                         13,000             62
Keyence Corp.                                              1,000            123
Kikkoman Corp.                                             6,000             35
Kinden Corp.                                               4,000             51
Kinki Nippon Railway                                      60,770            379
Kirin Beverage Corp.                                      20,000            269
Kirin Brewery Co.                                         20,000            197
Kissei Pharmaceutical Co.                                  1,100             22
Kobe Steel (a)                                            34,000             72
Kokusai Denshin Denwa                                      1,000             69
Kokusai Electric Co., Ltd.                                 3,000             44
Kokuyo Co., Ltd.                                          25,000            617
Komatsu Forklift Co., Ltd.                                61,000            500
Komori Corp.                                              24,000            510
Konica Corp.                                               3,000             20
Koyo Seiko Co., Ltd.                                       3,000             25
Kubota Corp.                                             125,000            603
Kumagai Gumi Co.                                          84,000            208
Kumagai Gumi Co., Ltd. 1998 Warrants (a)                  17,000              7
Kurabo Industries                                         25,000             71
Kuraray Co., Ltd.                                         52,000            480
Kurita Water Industries                                    3,000             61
Kyocera Corp.                                             65,000          4,052
Kyodo Printing Co.                                        21,000            169
Kyokuto Boeki                                             30,000            186
Kyowa Exeo Corp.                                           2,000             17
Kyowa Hakko Kogyo                                          8,000             61
Kyudenko Corp.                                             2,000             21
Kyushu Electric Power                                      3,100             60
Kyushu Matsushita                                          3,000             39
Lion Corp.                                                 7,000             35
Long Term Credit Bank Japan                               14,000             76
Mabuchi Motor Co.                                          1,100             55
Maeda Corp.                                               10,000             74
Maeda Corp. 1997 Warrants (a)                                130              6
Maeda Road Construction                                    4,000             46
Makino Milling                                             4,000             26
Makita Corp.                                              35,000            490
Marui Co., Ltd.                                           54,000            975
Maruichi Steel Tube                                        1,000             17
Matsushita Communication                                   6,000            155
Matsushita Electric Industrial Co., Ltd.                 245,000          3,998
Matsushita Electric Works                                 10,000             86
Matsushita-Kotobuki Electric Co., Ltd.                     2,000             52


                                                          International Fund  67

INTERNATIONAL FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Matsuzakaya Co.                                           66,000     $      610
Mazda Motor Corp. (a)                                     48,000            172
Meidensha Corp.                                            3,000             19
Meiji Milk Product                                         4,000             20
Minebea Co., Ltd.                                         24,000            201
Minolta Camera Co.                                        19,000            115
Mitsubishi Corp.                                          52,000            539
Mitsubishi Electric Corp.                                325,000          1,936
Mitsubishi Heavy Industries                              515,000          4,091
Mitsubishi Material                                       24,000             97
Mitsubishi Motors Corp.                                   13,000             95
Mitsubishi Oil Co.                                        22,000            132
Mitsubishi Paper Mills                                    43,000            168
Mitsubishi Rayon                                           3,000             11
Mitsubishi Trust & Banking                               112,000          1,499
Mitsubishi Warehouse                                       4,000             52
Mitsuboshi Belting                                         2,000              9
Mitsui & Co.                                             262,000          2,127
Mitsui Fudosan Co., Ltd.                                  93,000            932
Mitsui Mining & Smelting                                 239,000            815
Mitsui Petrochemical Industry                            111,000            575
Mitsui Toatsu Chemical                                   250,000            762
Mitsui Trust & Banking                                    70,000            547
Mitsumi Electric Co.                                       1,000             19
Mizuno Corp.                                              33,000            250
Mochida Pharmaceutical Co.                                 3,000             29
Murata Manufacturing Co.                                  65,000          2,161
Nachi-Fujikoshi Corp.                                      8,000             27
Nagasakiya Co. (a)                                         3,000             11
Nagase & Co.                                              31,000            257
Nagoya Railroad Co., Ltd.                                  7,000             27
Namco                                                     53,900          1,652
Nankai Electric Railway                                      450              2
National House Industrial                                 19,000            253
Navix Line (a)                                            13,000             25
NCR Japan, Ltd.                                            3,000             25
NEC Corp.                                                303,000          3,663
New Oji Paper Co.                                        125,000            791
NGK Spark Plug Co.                                         9,000             99
Nichicon Corp.                                             3,000             35
Nichido Fire & Marine                                        400              2
Nichiei Co., Ltd. of Kyoto                                19,000             42
Nichiei Co., Ltd. of Yokohama                              7,000            102
Nichimo Co. (a)                                           88,000            319
Nihon Cement Co.                                          16,000             82
Nikon Corp.                                               47,000            584
Nintendo Co.                                              10,000            716
Nippon Carbon Co. (a)                                     21,000             65
Nippon Chemical Industrial                                 3,000             26
Nippon Comsys Corp.                                        9,000            103
Nippon Denso Co.                                          58,000          1,397
Nippon Electric Glass                                      3,000             46
Nippon Express Co.                                        81,000            555
Nippon Hodo Co.                                           17,000            197
Nippon Kayaku Co., Ltd.                                    7,000             40
Nippon Light Metal Co.                                     8,000             33
Nippon Meat Packing                                        3,000             39
Nippon Oil Co.                                           297,000          1,526
Nippon Paint Co., Ltd.                                     1,000              4
Nippon Piston Ring                                         3,000             10
Nippon Shokubai Kagaku Kogyo Co.                           5,000             37
Nippon Soda Co.                                           11,000             80
Nippon Steel Corp.                                     1,889,000          5,578
Nippon Suisan (a)                                        213,000            754
Nippon Telegraph & Telephone Corp.                           832          6,308
Nippon Yakin Kogyo                                         8,000             23
Nippon Yusen (a)                                           3,000             14
Nippon Zeon Co., Ltd.                                      7,000             27
Nishimatsu Construction                                  151,000          1,317
Nissan Diesel Motor Co.                                   88,000            403
Nissan Motor Co., Ltd. (a)                               806,000          4,677
Nissei Sangyo Co.                                         55,000            646
Nisshim Oil Mills                                          2,000             13
Nisshinbo Industries, Inc. (a)                            24,000            187
Nissho Iwai Corp.                                         32,000            125
Nitsuko, Ltd.                                              2,000             14
Nitto Boseki Co. (a)                                       4,000             11
Nitto Denko Corp.                                         17,000            250
NKK Corp. (a)                                            565,000          1,273
NOF Corp.                                                  4,000             17
Nomura Securities                                        329,000          4,943
North Pacific Bank                                       100,000            535
NSK, Ltd.                                                181,000          1,097
NTN Corp.                                                 15,000             82
NTT Data Communications Systems Corp.                        100          2,927
Obayashi Corp.                                           178,000          1,202
Odakyu Electric Railway                                   25,750            155
Okamura Corp.                                             74,000            489
Oki Electric Industries                                   36,000            198
Okuma Corp. (a)                                            7,000             56
Okumura Corp.                                             13,000             79
Ono Pharmaceutical                                        37,000          1,102
Onoda Cement Co.                                          15,000             64
Orix Corp.                                                 3,000            125
Osaka Gas Co.                                            204,000            558
Penta Ocean Construction                                  14,000             62
Pioneer Electronics Corp.                                124,000          2,366
QP Corp.                                                   2,000             16
Renown, Inc. (a)                                          63,000            168
Ricoh Co., Ltd.                                          117,000          1,344


68  International Fund

INTERNATIONAL FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Rinnai Corp.                                               1,000     $       20
Rohm Co.                                                  26,000          1,706
Royal Co., Ltd.                                            8,000            149
Ryobi, Ltd.                                               84,000            337
Sakura Bank                                              375,000          2,681
Samsung Electronics, Ltd. - GDR (a)                        2,331             43
Sanden Corp.                                              10,000             80
Sangetsu Co.                                               6,000            125
Sankyo Aluminum                                           53,000            209
Sankyo Co.                                                48,000          1,359
Sankyo Seiko Co.                                          83,000            459
Sanrio Co. (a)                                             1,000              8
Sanwa Bank                                                55,000            750
Sanwa Shutter Corp.                                        7,000             52
Sanyo Electric Co., Ltd.                                   6,000             25
Sapporo Breweries                                          8,000             66
Sato Kogyo Co.                                            10,000             35
Secom Co.                                                  3,000            182
Sega Enterprises                                          14,900            502
Seibu Railway Co.                                         10,000            391
Seiko Corp.                                                4,000             25
Seino Transportation                                       3,000             33
Seiyu Stores                                               3,000             30
Sekisui Chemical Co., Ltd.                               158,000          1,596
Sekisui House, Ltd.                                       71,000            723
Seven-Eleven Japan NPV                                    10,300            603
Sharp Corp.                                              360,000          5,129
Shikoku Electric Power                                    43,300            845
Shimachu Co., Ltd.                                         1,000             26
Shimadzu Corp.                                             2,000             10
Shimano, Inc.                                              1,000             17
Shin-Etsu Chemical Co.                                    47,400            864
Shionogi & Co.                                             5,000             36
Shiseido Co., Ltd.                                       125,000          1,446
Shochiku Co.                                               6,000             52
Shokusan Jutaku Co. (a)                                    4,000              9
Showa Denko (a)                                           27,000             62
Showa Shell Sekiyu                                        78,000            650
Sintokogio                                               106,000            774
Skylark Co.                                                2,000             31
Snow Brand Milk                                          103,000            583
Sony Corp.                                               136,200          8,926
Stanley Electric                                         182,000          1,069
Sumitomo Bakelite Co., Ltd.                              110,000            665
Sumitomo Bank                                            195,000          2,812
Sumitomo Cement Co.                                        4,000             13
Sumitomo Corp.                                           203,000          1,600
Sumitomo Electric Industries                             110,000          1,539
Sumitomo Forestry                                        122,000          1,485
Sumitomo Heavy Industry (a)                               17,000             52
Sumitomo Metal Industries, Ltd.                          636,000          1,565
Sumitomo Realty & Development (a)                        753,000          4,746
Sumitomo Rubber Industries                               140,000          1,043
Sumitomo Trust & Banking                                 141,000          1,412
Suzuki Motor Corp.                                        24,000            220
SXL Corp.                                                  3,000             21
Taisei Corp.                                             299,000          1,549
Taisho Pharmaceutical Co., Ltd.                            6,000            141
Taiyo Yuden Co.                                            7,000             98
Takara Standard Co.                                        3,000             25
Takashimaya Co.                                           76,000            912
Takeda Chemical Industries                                14,000            294
Takuma Co.                                                 8,000             88
Tanabe Seiyaku Co.                                         3,000             23
TDK Corp.                                                 26,000          1,695
Teijin, Ltd.                                             145,000            634
Teikoku Oil                                               13,000             71
Tekken Corp.                                               2,000             10
Terumo Corp.                                              12,000            163
Toagosei Co., Ltd.                                         7,000             25
Toda Corp.                                                74,000            562
Toho Co.                                                     400             58
Tohoku Electric Power                                      3,600             71
Tokai Bank                                                99,000          1,034
Tokai Carbon Co., Ltd.                                     5,000             19
Tokio Marine & Fire                                      176,000          1,656
Tokyo Broadcasting                                        82,000          1,253
Tokyo Dome Corp.                                           4,000             70
Tokyo Electric Co., Ltd. (a)                              10,000             38
Tokyo Electric Power                                     101,200          2,220
Tokyo Electronics                                         10,000            307
Tokyo Gas Co.                                              4,000             11
Tokyo Steel Manufacturing                                 33,000            470
Tokyo Style Co.                                            2,000             28
Tokyotokeiba Co.                                           7,000             23
Tokyu Construction                                        26,000             77
Tokyu Land Corp. (a)                                      12,000             42
Tonen Corp.                                               34,000            396
Toppan Printing                                           54,000            676
Torii Pharmaceutical Co., Ltd.                            22,800            443
Toshiba Corp.                                             71,000            446
Toshiba Tungaloy Co.                                       3,000             13
Tosoh Corp. (a)                                          150,000            514
Tostem Corp.                                               3,000             83
Toto, Ltd.                                                 3,000             34
Toyo Engineering Co.                                     140,000            626
Toyo Exterior Co.                                          1,000             15
Toyo Seikan Kaisha, Ltd.                                   3,000             72
Toyo Suisan Kaisha                                         2,000             20
Toyo Trust & Banking                                     100,000            807


                                                          International Fund  69

INTERNATIONAL FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Toyoda Automatic Loom                                      3,000     $       56
Toyota Motor Corp.                                       229,000          6,585
Tsubakimoto Chain                                         83,000            444
Tsumura & Co.                                              7,000             84
UBE Industries                                           298,000            844
Uni-Charm Corp.                                            1,000             25
Uniden Corp.                                               3,000             40
UNY Co., Ltd.                                             26,000            476
Ushio, Inc.                                                2,000             22
Victor Co. of Japan                                        4,000             40
Wacoal Corp.                                               2,000             22
West Japan Railway Co.                                       600          1,943
Yakult Honsha Co.                                          2,000             21
Yamaha Corp.                                               9,000            153
Yamaha Motor Co.                                         166,000          1,491
Yamaichi Securities Co.                                   34,000            151
Yamanouchi Pharmaceutical                                  8,000            164
Yamato Transport                                           8,000             83
Yamazaki Baking Co., Ltd.                                 33,000            527
Yasuda Fire & Marine Insurance Co., Ltd. (The)           186,000            967
Yasuda Trust & Banking (a)                                20,000             85
Yodogawa Steel Works, Ltd.                                 5,000             30
Yokogawa Bridge Works                                      1,000              9
Yokogawa Electric Co.                                     10,000             86
Yokohama Rubber Co.                                      225,000          1,047
Yoshitomi Pharmaceutical                                   4,000             32
Yurtec Corp.                                              11,550            157
                                                                     ----------

                                                                        243,614
                                                                     ----------

MALAYSIA - 2.4%
Affin Holdings Berhad                                    282,000            776
Aluminium Company of Malaysia                              9,000             13
Amalgamated Steel Mills (a)                               29,000             22
AMMB Holdings Berhad                                      17,200            144
Aokam Perdana Berhad                                       7,000              8
Arab Malaysian Finance (Alien Market)                     15,000             84
Berjaya Group Berhad                                      56,000             48
Berjaya Industrial Berhad                                 38,000             30
Berjaya Leisure Berhad                                    32,000             48
Berjaya Sports                                           134,000            669
Carlsberg Brewery Malaysia Berhad                        119,000            881
Cement Industries                                         12,000             36
Commerce Asset Holdings                                   98,000            737
Edaran Otomobil                                           17,300            173
Ekran Berhad                                              11,000             46
Esso Malaysia Berhad                                       6,000             17
Genting Berhad                                            85,000            586
Golden Hope Plantation                                     5,000              8
Golden Plus Holdings                                       4,000              7
Guinness Anchor Berhad                                     9,000             22
Highlands & Lowlands                                      22,000             37
Hong Leong Industries Berhad                               7,200             25
Hong Leong Properties Berhad                              32,000             42
Hume Industries Berhad                                     4,000             25
IJM Corp. Berhad                                         150,000            353
IND Oxygen, Inc.                                         596,000            916
Innovest Berhad (a)                                        6,000             21
Jaya Tiasa Holdings Berhad                                 7,000             37
Johan Holdings Berhad                                     12,000             10
Kedah Cement Holdings Berhad                              13,000             26
Kelanamas Industries Berhad                                7,000             13
Kemayan Corp. Berhad                                      13,000             18
Kian Joo Can Factory                                       6,000             33
Kuala Lumpur Kepong                                          500              1
Kumpulan Guthrie                                         141,200            251
Land & General Berhad                                     24,000             58
Landmarks Berhad                                          17,000             23
Leader Universal Holdings                                 28,000             59
Magnum CP Berhad                                          61,000            118
Malayan Cement Berhad                                     15,000             34
Malayan United Industries                                 45,000             34
Malayawata Steel                                           8,000             15
Malaysia Mining Corp.                                      2,000              2
Malaysian Airline System                                  31,000             80
Malaysian Helicopter Services (a)                         28,000             33
Malaysian International Shipping Corp. (Alien Market)     45,000            134
Malaysian Mosaics                                          4,000              5
Malaysian Oxygen                                           4,000             21
Malaysian Pacific                                         10,000             39
Malaysian Plantations Berhad                               5,000              6
Malaysian Residential Corp.                               23,000             91
Matsushita Electric Co. Berhad                             1,000              9
MBF Capital Berhad                                       252,000            409
MBF Holdings Berhad                                       71,000             32
Metroplex Berhad                                          31,000             38
Mulpha International Berhad (a)                           16,000             14
Multi Purpose Holding                                    322,000            625
Multi Purpose Holding Berhad Rights (a)                  348,000              1
Nestle Berhad                                              5,000             40
New Straits Times                                        218,000          1,260
O.Y.L. Industries Berhad                                   6,000             63
Oriental Holdings Berhad                                  31,400            214
Pan Malaysia Cement Works Berhad                          47,000             47
Perlis Plantations                                        30,500             95
Pernas International Hotels & Properties                  27,000             33
Perusahaan Otomobl                                        52,000            329
Petaling Garden Berhad                                     9,000             12


70  International Fund

INTERNATIONAL FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Petronas Dagangan 1999 Warrants (a)                      428,000     $      610
Petronas Dagangan Berhad                                  16,000             41
Petronas Gas Berhad                                        6,000             25
Pilecon Engineering Berhad                                 8,000             10
Promet Berhad (a)                                         15,000             13
Public Bank Berhad (Alien Market)                         66,000            140
Renong Berhad                                          1,135,000          2,013
Resorts World Berhad                                     588,000          2,678
RJ Reynolds Berhad                                         5,000             14
Sarawak Enterprise Corp.                                  55,000             89
Shell Refining (Malaysia)                                 10,000             29
Sime Darby Berhad (Resident Shares)                      480,600          1,894
Sime UEP Properties Berhad                               100,000            256
Sistem Televisyen Malaysia Berhad                          3,000              6
Sungei Way Holdings Berhad                                 6,000             18
Sungei Way Holdings Berhad Rights (a)                        600              1
Tan Chong Motor Holdings                                  95,000            161
Tanjong PLC                                              128,000            512
Technical Resource Industries Berhad (a)                 129,000            254
Telekom Malaysia                                          22,000            196
Tenaga Nasional                                          413,000          1,979
Time Engineering Berhad                                  108,000            200
Tractors Malaysia Holdings Berhad                          9,000             17
UMW Holdings Berhad                                       32,000            150
United Engineers Berhad                                  128,000          1,156
Westmont Industries Berhad                                19,000             31
YTL Corporation Berhad                                    18,000             97
                                                                     ----------

                                                                         22,726
                                                                     ----------

MEXICO - 0.3%
Cemex SA de CV Class B NPV                                39,709            156
Cemex SA de CV NPV                                       104,790            377
Cifra SA de CV - ADR (a)                                 229,623            281
Compania Cervecerias Unidas SA - ADR                       3,214             52
Empresa Nacional de Electric - ADR                         9,929            154
Fomento Economico Mexicano SA de CV Series B NPV          26,557             91
Gruma SA - ADR                                             3,350             81
Gruma SA Series B NPV (a)                                 32,263            197
Grupo Financiero Banamex AC Series B NPV (a)              82,052            173
Grupo Financiero Banamex AC Series L NPV (a)               3,655              7
Grupo Industrial Maseca Series B NPV                     131,263            166
Grupo Modelo SA Series C                                  27,752            161
Grupo Television SA de CV - GDR (a)                        2,709             70
Kimberly-Clark, Mexico Class A NPV                        11,138            220
Panamerican Beverages, Inc. Class A                        6,177            290
Telefonos de Mexico SA Series L - ADR                     18,479            610
                                                                     ----------

                                                                          3,086
                                                                     ----------

NETHERLANDS - 4.1%
ABN AMRO Holdings NV                                      13,012            847
Aegon NV                                                  21,500          1,371
Ahold NV                                                  10,425            652
AKZO Nobel NV                                              1,729            236
Boskalis Westminster CVA                                  16,360            332
CSM NV CVA                                                14,527            808
DSM NV (BR)                                                9,600            948
Elsevier NV                                              179,792          3,041
Fortis Amev NV                                            15,462            542
Hagemeyer NV                                               3,174            254
ING Groep NV                                             120,940          4,357
Koninklijke Bijenkorf Beheer                               6,300            454
Moeara Enim Petroleum NPV                                     48            917
Nedlloyd Groep NV                                         30,000            824
Nutricia Verenigde Bedrijven CVA                           2,750            418
Otra NV                                                    3,590             62
Philips Electronics                                       27,500          1,115
Polygram                                                  36,166          1,843
Royal Dutch Petroleum Co. (BR)                            39,949          7,009
Royal PTT Nederland NV                                    27,771          1,060
Unilever NV CVA                                           16,260          2,878
Verenigde Nederlandse Uitgeversbedrijven
  Verenigd Bezit                                         192,442          4,024
Wolters Kluwer CVA                                        32,726          4,350
                                                                     ----------

                                                                         38,342
                                                                     ----------

NEW ZEALAND - 0.4%
Air New Zealand Class B                                  211,114            573
Carter Holt Harvey                                        35,941             82
Fernz Corp.                                               21,700             74
Fisher & Paykel                                            8,396             33
Fletcher Challenge Building (a)                          106,649            328
Fletcher Challenge Energy (a)                             12,398             36
Fletcher Challenge Paper (a)                             253,797            522
Fletcher Challenge, Ltd. (Forests Division)              136,791            229
Lion Nathan, Ltd.                                        272,400            653
Telecom Corp. of New Zealand                              78,000            398
Trans Tasman Properties, Ltd. NPV                        303,214            169
Wrightson Limited                                        300,000            261
                                                                     ----------

                                                                          3,358
                                                                     ----------

NORWAY - 0.9%
Aker AS Series B                                          20,200            404
Bergesen DY AS Series A                                   13,630            330
Dyno Industrier AS                                         7,700            194
Kvaerner Industries AS Series B                           10,000            430
Norsk Hydro AS                                            67,696          3,625
Nycomed ASA Series B (a)                                  12,000            183
Olav Thon Eiendomsselskap AS                              23,500            562


                                                          International Fund  71

INTERNATIONAL FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Orkla AS                                                  15,419     $    1,065
Saga Petroleum AS Series B                                 8,070            125
Schibsted AS                                              69,600          1,269
UNI Storebrand AS Series A (a)                           109,000            626
Veidekke AS                                                6,100            194
                                                                     ----------

                                                                          9,007
                                                                     ----------

PANAMA - 0.0%
Banco Latinoamericano de Exportaciones SA Class E          1,820             92
                                                                     ----------

                                                                             92
                                                                     ----------

PERU - 0.0%
Telefonica Del Peru SA Class B - ADR                       3,012             57
                                                                     ----------

                                                                             57
                                                                     ----------

PHILIPPINES - 0.0%
Enron Global Power & Pipelines L.L.C.                      2,144             58
                                                                     ----------

                                                                             58
                                                                     ----------

PORTUGAL - 0.1%
Jeronimo Martins SGPS                                      8,445            436
Jeronimo Martins SGPA (units)                              1,407             74
Jeronimo Martins SGPA New                                  5,630            261
Jeronimo Martins SGPA Rights (a)                           8,445            137
                                                                     ----------

                                                                            908
                                                                     ----------

RUSSIA - 0.0%
Gazprom - ADR (a)                                          2,780             49
                                                                     ----------

                                                                             49
                                                                     ----------

SINGAPORE - 2.1%
Chuan HUP Holdings, Ltd.                                 114,000             76
City Developments                                        228,000          2,053
DBS Land                                                 147,000            541
Development Bank of Singapore, Ltd. (Alien Market)       193,000          2,607
Far East Levingston                                       27,000            141
First Capital Corp.                                      105,000            317
Fraser & Neave                                           147,000          1,513
Hai Sun Hup Group                                        207,000            152
Haw Par Brothers International, Ltd.
  2001 Warrants (a)                                        6,210              6
Highlands & Lowlands Berhad                                1,000              2
Jardine Matheson Holdings, Ltd.                          117,527            776
Jardine Strategic Holdings, Ltd.                         683,656          2,475
Jardine Strategic Holdings, Ltd. 1998 Warrants (a)        58,794             24
Keppel Corp.                                             251,000          1,955
Kuala Lumpur Kepong Berhad                                 2,000              5
Mandarin Oriental International, Ltd. (a)                371,648            524
Overseas Chinese Banking (Alien Market)(a)                69,666            866
Overseas Union Bank (Alien Market)                        85,000            656
Prima, Ltd.                                                9,000             33
Robinson & Co., Ltd.                                      22,000             89
Singapore Airlines, Ltd. (Alien Market)                   83,000            753
Singapore Land                                           146,000            809
Singapore Press Holdings (Alien Market)                   56,600          1,116
Singapore Telecommunications, Ltd.                       202,000            476
Straits Trading Co.                                      130,000            316
Times Publishing                                          20,000             45
Total Access Communication, Ltd.                          11,000             76
United Industrial Corp., Ltd.                            457,000            385
United Overseas Bank, Ltd. (Alien Market)                 67,779            756
United Overseas Bank, Ltd. 1997 Warrants (a)              17,618             62
WBL Corp., Ltd.                                           11,000             26
                                                                     ----------

                                                                         19,631
                                                                     ----------

SOUTH KOREA - 0.1%
Bank of Seoul (a)                                          5,000             25
Cho Hung Bank                                              3,900             30
Hanil Bank                                                12,100             83
Hanil Securities Co. (a)                                   8,000             58
Kookmin Bank                                               8,034            111
Korea Electric Power Corp.                                11,600            338
Pohang Iron & Steel                                        3,800            164
Samsung Electronics Co. - GDR                                670             27
Samsung Electronics Co., Ltd. (a)                            606             31
Samsung Electronics, Ltd.                                  3,371            182
Samsung Electronics, Ltd. - GDS                            7,736            143
Samsung Electronics, Ltd. - GDR (a)                          201              8
Samsung Fire & Marine Insurance                               65             24
Shin Han Bank                                              3,940             54
Yukong, Ltd.                                               4,887             93
                                                                     ----------

                                                                          1,371
                                                                     ----------


72  International Fund

INTERNATIONAL FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

SPAIN - 2.7%
Acerinox SA                                                4,500     $      650
Argentaria                                                23,422          1,048
Banco Bilbao Vizcaya (Regd)                               21,356          1,153
Banco Central Hispano Americano SA (Regd)                 26,900            691
Banco de Santander SA (Regd)                               8,228            527
Banco Intercontinental (Regd)                             12,000          1,861
Banco Pastor SA                                            2,600            167
Banco Popular Espanol (Regd)                              11,006          2,162
Bodegas y Bebidas Series III (BR)                          2,000             52
Ceneral de Aguas D'Barcelona                               2,372             99
Centros Comerciales Continente SA                          3,610             74
Centros Commerciales Pryca                                39,100            828
Corp. Fin. Reunida (a)                                   200,000            656
Cristale Espanola (BR)                                     6,134            482
Ebro Agricolas                                             1,000             18
Empresa Nacional de Electricidad                          27,065          1,926
Fom Construction y Contra                                  1,042             97
Fuerzas Electricat Series A                               21,424            211
Gas Natural SDG SA                                         2,945            685
Hidroelectrica Cantabrico                                 34,600          1,321
Iberdrola SA                                             279,633          3,963
Koipe SA                                                   1,145             65
Obrascon SA                                                7,000             67
Prosegur CIA de Seguridad SA (Regd.)                      55,000            508
Repsol SA                                                 39,745          1,525
Sociedad General Azucarera de Espana SA de CV             10,250            537
Tabacalera SA Series A (Regd)                             21,883            942
Tableros de Fibras Series B                                8,414             87
Telefonica de Espana                                     105,979          2,461
Viscofan Envoltura                                        25,500            373
                                                                     ----------

                                                                         25,236
                                                                     ----------

SWEDEN - 4.1%
Asea AB Series A                                           3,000            339
Asea AB Series B Free                                      5,000            566
AssiDoman AB                                               1,737             48
Astra AB Series A                                        191,817          9,478
Astra AB Series B                                         66,660          3,216
Atlas Copco AB Series B                                   17,190            418
Avesta-Sheffield                                          57,500            620
Bilspedition Transportation & Log Series B (a)            24,600             85
BT Industries AB                                          35,000            652
Celsius Industrier AB Series B (a)                         4,266             67
Custos AB Series B                                         1,400             30
Diligentia AB (a)                                         22,930            361
Electrolux AB Series B                                    23,410          1,359
Esselte AB Series A Free                                   3,028             69
Esselte AB Series B                                        5,670            125
Euroc Industri AB Series A Free                            1,418             52
Hennes & Mauritz AB Series B                              11,760          1,628
Hoganas AB B Shares                                       18,300            641
Incentive AB Series A Free                                   763             55
Industrivarden AB Series A                                   757             35
Kinnevik Investment Series B                              29,300            808
Marieberg Tidnings Series A                                4,700            115
Mo Och Domsjo AB Series B                                 18,500            521
Munksjo AB                                                50,800            514
Nordbanken AB                                             15,800            478
OM Gruppen AB                                             21,200            637
Sandvik AB Series B                                       17,470            474
Scribona AB Series B Free                                  4,140             46
Skand Enskilda Barken Series A                           293,090          3,008
Skandia Group Foersakerings Free                          62,110          1,758
Skanska AB Series B                                       34,284          1,516
SKF AB Series A Free                                      39,900            916
SKF AB Series B Free                                       3,200             76
Sparbanken Sverige AB Series A                            11,900            204
SSAB Svenskt Stal AB Series B                              2,800             47
Stadshypotek AB Series A                                  27,200            746
Stena Line AB Series B                                    10,504             47
Stora Kopparbergs Series A                                31,700            437
Stora Kopparbergs Series B                                18,300            250
Svedala Industri                                             577             10
Svenska Celluosa Series B Free                            61,200          1,243
Svenska Handelsbank Series A                              13,500            388
Svenskt Staal AB Series A                                  7,600            126
Telefonaktiebolaget Ericsson (LM) Series B                79,920          2,473
Trelleborg AB Series B Free                               66,500            882
Trygg Hansa SPP Series B Free                              5,251             99
Volvo AB Series B                                         34,500            761
                                                                     ----------

                                                                         38,424
                                                                     ----------

SWITZERLAND - 3.6%
Adia SA (a)                                                2,499            627
Alusuisse Lonza Holdings (Regd)                              360            287
Baer Holdings AG (BR)                                        230            241
BBC Brown Boveri (BR)                                        966          1,202
Bil GT Gruppe AG                                             740            379
CS Holdings (Regd)                                         8,418            865
Fischer (Georg) AG (BR)                                    1,148          1,192
Helvetia Patria Holding Co. (Regd)(a)                         55             23
Holderbank Financiere Glarus AG (BR)                         390            279
Lion Corp. 1999 Warrants (a)                                 700             70
Nestle SA (Regd)                                           2,886          3,099


                                                          International Fund  73

INTERNATIONAL FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Novartis AG (Regd)(a)                                      9,773     $   11,193
Phoenix Mecano (BR)                                          800            418
Publicitas Holdings SA (Regd)                              2,000            344
Richemont Series A (BR)                                      300            421
Roche Holdings Genusscheine AG NPV                           702          5,462
Sarna Kunststoff Holdings AG (Regd)                          250            236
Schweiz Bankverein (Regd)                                 11,940          2,270
Schweiz Ruckversicher (Regd)                               1,320          1,409
SGS Holding (BR)                                             560          1,377
SMH AG Neuenburg (Regd)                                    3,900            557
Swissair (Regd)(a)                                           340            275
Zurich Versicherungsgesellschaft (Regd)                    7,200          2,001
                                                                     ----------

                                                                         34,227
                                                                     ----------

THAILAND - 0.1%
Advanced Information Services (Alien Market)              12,400            104
Bangkok Bank (Alien Market)                               23,900            231
Siam Cement Co. (Alien Market)                             2,450             77
Siam Commercial Bank PLC (Alien Market)                   19,600            142
Thai Farmers Bank (Alien Market)                          16,200            101
                                                                     ----------

                                                                            655
                                                                     ----------

UNITED KINGDOM - 16.6%
3i Group PLC                                               2,500             21
Abbey National PLC                                       256,000          3,351
Airtours PLC                                              65,000            902
Allied Colloids PLC                                      293,600            606
Allied Colloids Rights (a)                                65,599              3
Allied Lyons                                             209,300          1,642
Amec PLC                                                  43,400             68
Amersham International PLC                                31,000            611
Amstrad PLC                                               28,000             71
Anglian Water PLC                                         22,300            225
Argos PLC                                                 79,110          1,040
Argyll Group PLC                                         150,332          1,038
Arjo, Wiggins, Appleton Co. PLC                           59,600            183
ASDA-MFI Group PLC                                       782,120          1,648
Associated British Foods PLC                              73,700            610
Associated British Ports PLC                             122,000            598
Astec (BSR) PLC                                            5,700             15
B.A.T. Industries PLC                                    179,800          1,491
Bank of Scotland Governor & Co. PLC                       25,500            135
Barclays Bank PLC                                         78,620          1,348
Barratt Development PLC                                   27,620            119
BASS PLC                                                     600              8
BBA Group PLC                                             11,900             72
Beazer Homes PLC                                          23,600             78
Berisford PLC                                             12,100             29
BICC PLC                                                   4,309             20
Blue Circle Industries PLC                                38,300            234
BOC Group PLC                                             18,500            277
Booker PLC                                                 9,860             67
Britannic Assurance PLC                                   81,000            999
British Aerospace PLC                                     79,223          1,735
British Airways PLC                                       85,573            889
British Gas PLC                                          438,100          1,681
British Land Co. PLC                                       1,500             13
British Petroleum Co. PLC                                829,260          9,945
British Steel PLC                                        158,600            435
British Telecom PLC                                      356,307          2,411
BTR PLC                                                  228,566          1,116
Bunzl PLC                                                 24,851             99
Burton Group PLC                                         224,952            605
Cable & Wireless PLC                                     115,360            964
Cadbury Schweppes PLC                                    640,429          5,409
Calor Group PLC                                            8,400             42
Caradon PLC                                              155,882            641
Carlton Communications PLC                                11,940            105
Charter PLC (Regd)                                         3,860             49
Christian Salvesen PLC                                     1,300              6
Chubb Security PLC                                       116,300            649
Coats Viyella PLC                                        174,617            401
Compass Group PLC                                         75,100            798
Cookson Group PLC                                         32,617            132
Cordiant PLC (a)                                           8,400             15
Costain Group PLC (a)                                      8,200              6
Courtaulds PLC                                             4,500             30
Courtaulds Textile Co. PLC                                 7,000             27
Cowie Group PLC                                          149,166          1,035
Dalgety PLC                                              148,200            922
Dawson International PLC                                  36,500             37
Delta PLC                                                  2,600             17
Devro International PLC                                  210,000            968
Dixon Group PLC                                           15,700            146
E D & F Man Group PLC                                    140,000            420
East Midlands Electricity PLC                             29,080            330
Electrocomponents PLC                                     50,200            396
English China Clay PLC                                    32,749            107
Enterprise Oil PLC                                        19,700            218
Eurotunnel PLC/Euro SA Units (Regd)(a)                    92,300            126
First Leisure Corp. PLC                                  120,000            693
FKI Babcock PLC                                           16,400             57
FR Group PLC                                                 800              8
General Accident PLC                                      13,200            173
General Cable PLC (a)                                     77,900            260
General Electric Co. PLC                                 314,400          2,063
GKN PLC                                                    9,000            154


74  International Fund

INTERNATIONAL FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Glaxo Wellcome PLC                                       289,355     $    4,709
Glynwed International PLC                                140,200            807
Granada Group PLC                                         57,430            849
Grand Metropolitan PLC                                   250,088          1,962
Great Portland Estates PLC                                   360              1
Great University Stores PLC                               59,390            624
Greenalls Group PLC                                       40,183            405
Greycoat PLC                                               3,600             10
Guardian Royal Exchange PLC                              291,000          1,388
Guinness PLC                                             246,280          1,937
Hambros PLC                                                3,300             13
Hammerson Property PLC                                     1,870             13
Hanson PLC                                               160,911            226
Harrison & Crosfield PLC                                  49,130            111
Hazelwood Foods PLC                                       15,500             28
Hepworth PLC                                               1,200              5
Heywood Williams Group PLC                                21,666             88
Hillsdown Holdings PLC                                   456,176          1,563
HSBC Holdings                                             14,490            316
HSBC Holdings PLC                                        107,625          2,406
Huntingdon International Holdings PLC - ADR (a)           53,200            386
Hyder PLC                                                128,333          1,640
Imperial Chemical Industries PLC                           5,060             67
Imperial Tobacco Group PLC (a)                            16,091            104
Inchcape PLC                                              82,733            384
Invesco Funding LLC (Units)(a)                            54,600            242
Invesco PLC                                              273,000          1,211
Kingfisher PLC                                           255,857          2,762
Kwik Save Group PLC                                       12,940             72
Ladbroke Group, Ltd. PLC                                 839,361          3,336
Laing (John) PLC                                           6,000             29
Laing (John) PLC Class A NV                               45,800            218
Laporte PLC                                                  700              8
LASMO PLC                                                131,200            528
Laura Ashley Holdings PLC                                  9,100             26
Legal & General Group PLC                                 69,975            447
Lex Service Group, Ltd. PLC                               18,600            101
London Clubs International                               200,000          1,042
London Electricity PLC                                    43,274            504
London International Group PLC                            26,500             75
Lonrho PLC                                               241,987            518
Lucas Industries, Ltd. PLC                                55,000            210
LucasVarity PLC (a)                                      414,077          1,582
Manchester United PLC                                    125,000          1,435
Marley, Ltd. PLC                                          28,341             61
Meggitt PLC                                               15,100             26
MEPC PLC                                                 112,000            833
Mercury Asset Management Group PLC                         4,700            100
Meyer International PLC                                   11,100             69
MFI Furniture Group PLC                                   23,100             73
Mirror Group News PLC                                     82,000            302
National Grid Group PLC                                  252,700            844
National Power PLC                                       124,370          1,040
National Westminster Bank PLC                            208,000          2,445
Next PLC                                                  11,000            107
NFC PLC                                                   14,200             45
Norcros PLC (a)                                           50,600             79
North West Water PLC                                      42,900            455
Northern Electric PLC                                      5,000             55
Northern Foods PLC                                         8,684             30
Ocean Group PLC                                            5,820             48
Orange PLC (a)                                           599,745          1,942
Pace Micro Technology PLC                                190,000            749
Pen & Orient DFD PLC                                      84,200            853
Pilkington Brothers PLC                                  290,369            786
Powell Duffryn PLC                                         2,300             15
Powergen PLC                                              22,848            224
Premier Farnell PLC                                        3,800             49
Provident Financial PLC                                  105,420            905
Racal Electronics PLC                                    324,900          1,425
Railtrack Group PLC (Regd)                               150,000            992
Rank Group PLC                                           302,590          2,271
Reckitt & Colman PLC                                      18,818            233
Redland PLC                                               23,033            146
Reed International PLC                                   103,940          1,955
Rentokil Group PLC                                        56,300            424
Reuter's Holdings PLC                                    156,000          2,006
Rexam PLC                                                 43,400            269
RMC Group PLC                                             37,000            634
Rolls-Royce PLC                                          443,541          1,953
Royal Bank of Scotland Group PLC                         140,500          1,353
RTZ Corp. PLC (Regd)                                     141,800          2,279
Sainsbury (J.) PLC                                       187,432          1,243
Scottish Hydro-Electric PLC                               16,800             94
Scottish Power PLC                                       251,310          1,511
Sears PLC                                              1,175,504          1,893
Sevren Trent Water PLC                                    29,100            334
Shell Transportation & Trading PLC (Regd)                205,390          3,561
Siebe PLC                                                 20,130            374
Signet Group PLC (a)                                      85,300             44
Simon Engineering PLC                                     18,656             12
Slough Estates PLC                                         3,440             16
Smith & Nephew PLC                                         7,252             23
Smith (David S.) Holdings PLC                             77,000            412
SmithKline Beecham PLC                                   368,893          5,106
Smiths Industries PLC                                        640              9
South West Water PLC                                      11,000            114
Southern Electric PLC                                      3,700             50
Stagecoach Holdings PLC                                  113,333          1,359


                                                          International Fund  75

INTERNATIONAL FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Standard Chartered Bank Group PLC                         46,875     $      576
Storehouse PLC                                            28,297            125
Sun Alliance Group PLC                                     1,417             11
T & N PLC                                                406,700          1,212
Tarmac, Ltd. PLC                                         608,991          1,028
Tate & Lyle, Ltd. PLC                                      5,200             42
Taylor Woodrow PLC                                       384,500          1,001
Tesco Store Holdings PLC                                 287,367          1,743
Thames Water PLC                                          31,300            328
Thorn EMI PLC                                             58,000          1,371
Thorn PLC (a)                                             30,000            130
TI Group PLC                                               4,800             48
Tomkins PLC                                              446,510          2,065
Transport Development Group PLC                           10,100             33
Trinity Holdings PLC                                     100,000            483
TSB Group PLC                                            264,608          1,954
Unigate, Ltd. PLC                                          4,900             35
Unilever PLC                                              11,100            269
United Biscuits PLC                                       63,476            229
United Newspaper, Ltd. PLC                                95,300          1,138
Vendome PLC                                               96,800            881
Vickers, Ltd. PLC                                          8,300             36
Vodafone Group PLC                                     1,189,173          5,032
Waste Management International PLC (a)                    21,700             90
Wessex Water PLC                                          18,300            117
Whitbread & Co. PLC                                       32,810            442
Wilson Connolly Holdings PLC                              32,100             92
Wimpey (George), Ltd. PLC                                 74,646            160
Wolseley PLC                                               1,348             11
WPP Group PLC                                            230,000            997
Yorkshire Electricity Group PLC                            1,700             23
Yorkshire Water PLC                                       19,400            234
Zeneca Group PLC                                          78,340          2,208
                                                                     ----------

                                                                        156,604
                                                                     ----------

UNITED STATES - 0.0%
Millennium Chemicals, Inc. (a)                                98              2
                                                                     ----------

                                                                              2
                                                                     ----------

VENEZUELA - 0.0%
CIA Anon Nacional Telefonos de
  Venezuela - ADR Class D (a)                              3,760            106
                                                                     ----------

                                                                            106
                                                                     ----------

TOTAL COMMON STOCKS
(cost $757,549)                                                         855,444
                                                                     ----------

CONVERTIBLE PREFERRED STOCKS - 0.0%
CANADA - 0.0%
Total Petroleum North America, Ltd. (conv.)                  100              1
                                                                     ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $1)                                                                      1
                                                                     ----------

PREFERRED STOCKS - 1.5%
AUSTRALIA - 0.4%
News Corp., Ltd.                                         368,836          1,642
Sydney Harbour Casino Holdings, Ltd. (a)               1,057,262          1,630
                                                                     ----------

                                                                          3,272
                                                                     ----------

AUSTRIA - 0.0%
Bau Holdings AG                                            2,200            110
Creditanstalt-Bankverein                                   2,100             97
EA Generali AG                                               250             30
Z Landerbank Bank Austria AG                                  81              3
                                                                     ----------

                                                                            240
                                                                     ----------

BRAZIL - 0.3%
Banco Bradesco SA NPV                                 48,456,256            351
Banco Itau SA (Regd)                                     301,000            130
Brahma (Cia Cervej) NPV                                  443,989            243
Brasmotor SA NPV                                         529,000            147
CEMIG SA                                               4,869,699            166
Cim Port Itau (Cia)                                      370,920            130
Companhia Energetica de Sao Paulo - ADR (Regd)(a)          4,600             54
Coteminas (Cia Tec) NPV                                  288,490             92
Lojas Americanas NPV                                   5,224,000             69
Petroleo Brasileiro SA NPV                             1,358,948            216
Telecomunicacoes Brasileiras NPV                       3,891,228            299
Telecomunicacoes de Minas Gerais Class B NPV             828,000            102
Telecomunicacoes do Rio de Janeiro SA NPV (a)            780,000             99
TELESP NPV                                             1,827,460            396
Uniao de Bancos Brasileiros NPV                        9,166,000            299
Usiminas Uni Sd Mg NPV                               181,000,000            185
                                                                     ----------

                                                                          2,978
                                                                     ----------

FRANCE - 0.0%
Casino Guichard Perrach                                      450             17
Ciments Francais Series B                                    515             16
                                                                     ----------

                                                                             33
                                                                     ----------


76  International Fund

INTERNATIONAL FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

GERMANY - 0.6%
Bayer Motoren Werk                                           900     $      433
Escada AG                                                    400             66
Fielmann AG                                                2,133             66
GEA AG                                                       840            264
Hornbach Holding AG                                        2,890            206
Hugo Boss                                                    100            126
Jungheinrich                                                 900            102
Krones AG NV                                               1,210            439
M.A.N. AG                                                  2,050            411
Porsche AG (a)                                                25             22
Porsche AG                                                   900            795
RWE AG (a)                                                35,800          1,210
SAP AG                                                     1,250            175
Volkswagen AG                                              3,750          1,205
                                                                     ----------

                                                                          5,520
                                                                     ----------

ITALY - 0.2%
Autostrade Conc. SPA                                     353,700            695
Instituto Financiaro Industriale SPA                      99,800          1,115
                                                                     ----------

                                                                          1,810
                                                                     ----------

NETHERLANDS - 0.0%
International Nederlanden CVA                              2,901             16
                                                                     ----------

                                                                             16
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $12,010)                                                           13,869
                                                                     ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                         (000)
                                                      ----------

LONG-TERM INVESTMENTS - 0.8%
BELGIUM - 0.0%
Kredietbank (conv.)
  5.750% due 12/31/03                            BEF      20,000             66
                                                                     ----------

                                                                             66
                                                                     ----------

FRANCE - 0.0%
Michelin (Cie Gle)(conv.)
  2.500% due 01/01/01                            FRF     234,500            138
                                                                     ----------

                                                                            138
                                                                     ----------

ITALY - 0.0%
Danieli & Co.
  7.250% due 01/01/00                            ITL      25,104             17
Italy, Republic of (conv.)
  6.500% due 07/28/01                                    210,000            141
                                                                     ----------

                                                                            158
                                                                     ----------

JAPAN - 0.6%
Bank of Tokyo - Cayman Finance, Ltd.
  4.250% due 12/31/99                            JPY     290,000          3,211
Daido Hoxan, Inc. (conv.)
  1.600% due 03/29/02                                     80,000            687
Hitachi, Ltd. (conv.)
  2.700% due 3/31/97                                      50,000            561
Yamanouchi Pharmaceutical (conv.)
  1.250% due 03/31/14                                     90,000            929
Yamato Transport Co., Ltd. (conv.)
  3.900% due 03/30/01                                     29,000            321
                                                                     ----------

                                                                          5,709
                                                                     ----------

MALAYSIA - 0.1%
Commerce Asset Holdings (conv.)
  1.750% due 09/26/04                            USD         545            739
Renong Berhad
  4.00% due 05/22/01                             MYR          59             25
                                                                     ----------

                                                                            764
                                                                     ----------

SWITZERLAND - 0.1%
Sandoz Capital (conv.)
  1.250% due 10/23/02                            CHF         755            839
                                                                     ----------

                                                                            839
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $7,813)                                                             7,674
                                                                     ----------

SHORT-TERM INVESTMENTS - 7.1%
UNITED STATES - 7.1%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)             $      58,821         58,821
United States Treasury Bills
  5.040% due 02/06/97 (b)(c)(d)                            8,350          8,308
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $67,129)                                                           67,129
                                                                     ----------


                                                          International Fund  77

INTERNATIONAL FUND

December 31, 1996

                                                                       MARKET
                                                                       VALUE
                                                                       (000)
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $844,502)(e) - 100%                                 $  944,117
                                                                     ----------

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                    263

NET ASSETS - 100.0%                                                  $  944,380
                                                                     ----------
                                                                     ----------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(d)  Rate noted is yield-to-maturity (unaudited).
(e)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
NPV - No Par Value
NV - Nonvoting
PLC - Public Limited Company
144A - Represents private placement security for qualified buyers according to rule 144A of the Security Act of 1933.

FOREIGN CURRENCY ABBREVIATIONS:
AUD - Australian dollar
BEF - Belgian franc
CAD - Canadian dollar
CHF - Swiss franc
DEM - German mark
FRF - French franc
GBP - British pound
HKD - Hong Kong dollar
ITL - Italian lira
JPY - Japanese yen
MYR - Malaysian ringgit
NLG - Dutch guilder
NOK - Norwegian krona
NZD - New Zealand dollar
SEK - Swedish krona
SGD - Singapore dollar
USD - U.S. dollar


        The accompanying notes are an integral part of the financial statements.


78  International Fund

INTERNATIONAL FUND

December 31, 1996

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                      ----------  --------------

FUTURES CONTRACTS
(Notes 2 and 3)

FTSE - 100 Index
  Futures Contracts (UK)
  expiration date 03/97                                      138     $      735
TOPIX Index
  Futures Contracts (Japan)
  expiration date 03/97                                      336         (1,712)
                                                                     ----------

Total Unrealized Appreciation (Depreciation)
  on Open Futures Contracts Purchased (#)                            $     (977)
                                                                     ----------
                                                                     ----------

(#) At December 31, 1996, United States Treasury Bills valued at $8,308 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


                                                         % OF          MARKET
                                                         NET           VALUE
INDUSTRY DIVERSIFICATION                                ASSETS         (000)
------------------------                              ----------     ----------

Basic Industries                                          8.1%       $   76,294
Capital Goods                                             8.1            76,875
Consumer Basics                                          12.0           113,679
Consumer Durable Goods                                    6.8            64,208
Consumer Non-Durables                                     6.0            56,959
Consumer Services                                         2.5            23,925
Energy                                                    6.0            57,051
Finance                                                  14.6           137,521
General Business                                          5.5            52,239
Miscellaneous                                             6.9            63,274
Shelter                                                   2.3            21,851
Technology                                                3.8            35,502
Transportation                                            1.4            12,813
Utilities                                                 8.2            77,123
Long-Term Investments                                     0.7             7,674
Short-Term Investments                                    7.1            67,129
                                                      ----------     ----------

Total Investments                                       100.0           944,117
Other Assets and Liabilities, Net                         0.0               263
                                                      ----------     ----------

NET ASSETS                                                100%       $  944,380
                                                      ----------     ----------
                                                      ----------     ----------


                                                         % OF          MARKET
                                                         NET           VALUE
GEOGRAPHIC DIVERSIFICATION                              ASSETS         (000)
--------------------------                            ----------     ----------
Europe                                                   33.6%       $  317,001
Japan                                                    26.4           249,323
United Kingdom                                           16.6           156,604
Pacific Basin                                            12.8           121,471
Latin America                                             1.2            11,070
United States (Short-Term Investments)                    7.1            67,129
Other                                                     2.3            21,519
                                                      ----------     ----------

Total Investments                                       100.0           944,117
Other Assets and Liabilities, Net                         0.0               263
                                                      ----------     ----------

NET ASSETS                                                100%       $  944,380
                                                      ----------     ----------
                                                      ----------     ----------


        The accompanying notes are an integral part of the financial statements.


                                                          International Fund  79

INTERNATIONAL FUND

FOREIGN CURRENCY EXCHANGE CONTRACTS (Note 2)

December 31, 1996


FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                              UNREALIZED
 CONTRACTS TO        IN EXCHANGE                             APPRECIATION
   DELIVER               FOR             SETTLEMENT         (DEPRECIATION)
    (000)               (000)               DATE                (000)
-------------       -------------       -------------       --------------
USD       109       AUD       136         01/07/97                      --
USD       434       DEM       675         01/03/97                       5
USD        79       MYR       200         01/02/97                      --
USD       138       MYR       350         01/03/97                      --
USD       386       NLG       674         01/06/97                       4
USD       713       SEK     4,903         01/03/97                       6
AUD        90       USD        72         01/03/97                      --
AUD       300       USD       238         01/03/97                      --
CAD         2       USD         1         01/03/97                      --
CHF       382       USD       283         01/03/97                      (3)
CHF       350       USD       261         01/06/97                      --
DEM       235       USD       151         01/03/97                      (2)
GBP         8       USD        13         01/03/97                      --
GBP       121       USD       205         01/03/97                      (3)
ITL    88,034       USD        57         01/03/97                      (1)
JPY     6,615       USD        57         01/06/97                      --
NLG       946       USD       541         01/03/97                      (7)
NOK       349       USD        54         01/03/97                      --
NZD       159       USD       113         01/03/97                      --
SEK     1,596       USD       232         01/03/97                      (2)
SGD       129       USD        92         01/06/97                      --
                                                            --------------
                                                            $           (3)
                                                            --------------
                                                            --------------


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                              UNREALIZED
 CONTRACTS TO        IN EXCHANGE                             APPRECIATION
   DELIVER               FOR             SETTLEMENT         (DEPRECIATION)
    (000)               (000)               DATE                (000)
-------------       -------------       -------------       --------------
USD     2,982       DEM     4,518         02/07/97                     (38)
USD     2,649       GBP     1,694         02/07/97                     251
USD    20,025       GBP    12,000         03/27/97                     491
USD    35,719       JPY 4,000,000         03/28/97                    (752)
USD       153       NOK       984         03/07/97                      --
USD       184       NZD       267         02/07/97                       4
USD       536       CHF       665         02/07/97                     (37)
AUD       758       USD       599         02/07/97                      (3)
CHF     4,506       USD     3,460         03/19/97                      66
DEM     4,530       USD     3,022         03/03/97                      66
DEM    13,494       USD     8,778         03/19/97                     (37)
FRF    46,444       USD     8,937         03/19/97                     (56)
GBP       850       USD     1,289         02/03/97                    (166)
GBP       850       USD     1,286         02/03/97                    (169)
HKD    34,841       USD     4,504         03/03/97                      (1)
HKD     3,914       USD       506         03/07/97                      --
HKD    19,837       USD     2,564         03/07/97                      (1)
NOK     1,321       USD       203         02/07/97                      (3)
NZD     1,527       USD     1,064         03/07/97                     (12)
SEK    14,856       USD     2,249         02/07/97                      68
CHF       722       USD       592         02/07/97                      50
                                                            --------------
                                                            $         (279)
                                                            --------------
                                                            --------------


        The accompanying notes are an integral part of the financial statements.


80  International Fund

INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996

ASSETS
Investments at market (identified cost $844,501,910)(Note 2) . . . . . . . . . . . . . . . . . . . .     $   944,117,328
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             136,002
Foreign currency holdings (identified cost $7,936,948) . . . . . . . . . . . . . . . . . . . . . . .           7,951,218
Forward foreign currency exchange contracts (cost $101,298,513)(Note 2). . . . . . . . . . . . . . .         101,217,487
Foreign currency exchange spot contracts (cost $4,230,052)(Note 2) . . . . . . . . . . . . . . . . .           4,244,747
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,226,473
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             641,494
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,267,588
  Foreign taxes recoverable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             849,206
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . . . . . . . . . .               1,025
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,062,652,568

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     2,556,340
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,762,321
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             668,800
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .             541,490
Forward foreign currency exchange contracts
  (cost $101,298,513)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . .         101,496,487
Foreign currency exchange spot contracts
  (cost $4,230,052)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . .           4,247,529
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         118,272,967
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   944,379,601
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . .     $    (2,011,657)
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,596,117
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          99,615,418
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (977,259)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (258,445)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             252,547
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         839,162,880
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   944,379,601
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share
  ($944,379,601 divided by 25,254,702 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $37.39
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


                                                          International Fund  81

INTERNATIONAL FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996

INVESTMENT INCOME
Income:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $    18,026,904
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,169,082
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             703,988
  Less foreign taxes withheld. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,239,478)
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          19,660,496

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     6,569,285
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,984,051
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             248,713
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .             181,142
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              57,739
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              73,941
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,781
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              57,981
                                                                                     ---------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . .           9,177,633
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . .             (60,852)
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,116,781
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,543,715
                                                                                                         ---------------


REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          37,136,028
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,002,447
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . .          (2,705,409)         36,433,066
                                                                                     ---------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          22,861,854
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,310,768)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . .            (424,836)         20,126,250
                                                                                     ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          56,559,316
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $    67,103,031
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


82  International Fund

INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    10,543,715     $     9,992,340
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .          36,433,066          24,475,971
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .          20,126,250          41,596,802
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .          67,103,031          76,065,113

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (8,574,887)        (13,261,547)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . .                  --          (1,712,195)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .         (33,014,374)        (19,789,300)
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .         122,088,460          81,295,220
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .         147,602,230         122,597,291
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         796,777,371         674,180,080
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR
  (including accumulated distributions in excess of net
  investment income of $2,011,657 and $1,712,195, respectively). . . . . . . . .     $   944,379,601     $   796,777,371
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


                                                          International Fund  83

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $  36.26       $  34.28       $  37.34       $  28.92       $  31.96
                                                              --------       --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .       .44            .48            .61            .58            .67
  Net realized and unrealized gain (loss) on investments . .      2.41           3.16            .65           9.63          (2.62)
                                                              --------       --------       --------       --------       --------

  Total Income From Investment Operations. . . . . . . . . .      2.85           3.64           1.26          10.21          (1.95)
                                                              --------       --------       --------       --------       --------

DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      (.35)          (.64)          (.36)          (.57)          (.67)
  In excess of net investment income . . . . . . . . . . . .        --           (.08)            --           (.16)            --
  Net realized gain on investments . . . . . . . . . . . . .     (1.37)          (.94)         (3.73)         (1.06)          (.42)
  In excess of net realized gain on investments. . . . . . .        --             --           (.23)            --             --
                                                              --------       --------       --------       --------       --------

  Total Distributions. . . . . . . . . . . . . . . . . . . .     (1.72)         (1.66)         (4.32)         (1.79)         (1.09)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $  37.39       $  36.26       $  34.28       $  37.34       $  28.92
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . .      7.98          10.71           5.38          35.56          (6.11)

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets (a) . . . .      1.04            .88            .32            .39            .45
  Operating expenses, gross, to average net assets (a) . . .      1.05            .89            .34            .41            .46
  Net investment income to average net assets (a). . . . . .      1.20           1.41           1.63           1.83           2.46
  Portfolio turnover . . . . . . . . . . . . . . . . . . . .     42.69          36.78          71.09          62.04          48.99
  Net assets, end of year ($000 omitted) . . . . . . . . . .   944,380        796,777        674,180        562,497        348,869
  Per share amount of fees waived ($ omitted)(b) . . . . . .     .0025          .0041          .0093          .0091          .0030
  Average commission rate paid per share
    of security ($ omitted)(c) . . . . . . . . . . . . . . .     .0038            N/A            N/A            N/A            N/A


(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.

(b)  See Note 4 for current period amounts.

(c) In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.


84  International Fund

FIXED INCOME I FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)

OBJECTIVE:   To provide effective diversification against equities and a stable level of cash flow.

INVESTS IN:  Fixed-income securities.

STRATEGY:    The Fund uses a multi-style, multi-manager strategy and employed three managers with distinct approaches to managing portfolios of intermediate-maturity, investment-grade fixed income securities.



DATES                       FIXED I ++        LB AGGREGATE **        LIPPER-C- INTERMEDIATE ++++
    *                          $10,000                $10,000                           $10,000
 1987                          $10,149                $10,276                           $10,267
 1988                          $11,038                $11,087                           $10,981
 1989                          $12,511                $12,698                           $12,228
 1990                          $13,587                $13,836                           $13,093
 1991                          $15,763                $16,050                           $15,082
 1992                          $16,907                $17,238                           $16,098
 1993                          $18,675                $18,919                           $17,628
 1994                          $18,120                $18,367                           $17,039
 1995                          $21,387                $21,760                           $19,865
 1996                          $22,190                $22,550                           $20,497
----------------------------------------------------------------------------------------------------

Total                         $170,327               $172,781                          $162,778
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

FIXED INCOME I FUND

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,375       3.75%
5 Years             $  14,077       7.08%#
10 Years            $  22,190       8.30%#


LEHMAN BROTHERS AGGREGATE BOND INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,363       3.63%
5 Years             $  14,050       7.04%#
10 Years            $  22,550       8.47%#


LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,318       3.18%
5 Years             $  13,591       6.33%
10 Years            $  20,497       7.44%

   * Assumes initial investment on January 1, 1987.

  ** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman
     Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

  ++ Prior to April 1, 1995, fund performance results are reported gross of investment management fees. For the period following April 1, 1995, fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the fund's managers upon request.

++++ Lipper-C- Intermediate (5-10 Yr.) Investment Grade Debt Funds Average is the average total return for the universe of funds within the Intermediate Investment Grade Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

   # Annualized.


86  Fixed Income I Fund

FIXED INCOME I FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1996, the Fixed Income I Fund had a total return of 3.8%, as compared to the Lehman Brothers Aggregate Bond Index results of 3.6%. The Fund outperformed the Index despite a slightly above-index duration which detracted from results as interest rates rose more than 69 basis points on Treasuries with maturities beyond one year.

PORTFOLIO HIGHLIGHTS
Interest rates rose steadily through most of the year and were extremely volatile as investors expressed their anxiety towards signs of potentially inflationary, resurgent economic growth. Despite these fears, domestic economic growth and inflation appeared to be moderate by most measures. The Federal Reserve Board chose to leave rates unchanged through the remainder of the year after lowering the discount rate 25 basis points in January. The market environment afforded few opportunities to generate significant returns in the investment grade market.

The Fund generated good returns through security selection, with a focus on exploiting favorable yield spreads, particularly in mortgage-backed securities. The strong performance of corporates throughout the year also added to the Fund's performance. Duration proved to be a negative as interest rates trended upward through the first half of 1996, fell slightly in the second half, but still ended the year higher. The market's fears of inflation and Fed intervention clashed with the Fund managers' views of economic weakness and minimal pricing power to fuel inflation.

-------------------------------------------------------------------
TOP TEN ISSUERS
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

United States Treasury                                    31.1%
Federal National Mortgage Association                     12.9
Government National Mortgage Association                  12.0
Federal Home Loan Mortgage Corp.                           7.9
Government Backed Trust Certificates                       2.6
Prudential Home Mortgage Securities Co.                    0.7
Time Warner, Inc.                                          0.7
Resolution Funding Corp.                                   0.6
Case Equipment Loan Trust                                  0.6
Green Tree Financial Corp.                                 0.5

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Weighted Average Quality Diversification                    AAA
Weighted Average Years-to-Maturity                    8.3 Years
Weighted Average Duration                             4.9 Years
Current Yield (SEC 30-day standardized)                    6.6%
Number of Issues                                            786
Number of Issuers                                           484

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS                                        STYLES

Lincoln Capital Management Co.           Enhanced Core
Pacific Investment Management Co.        Broad Market-Sector
                                            Rotation
Standish, Ayer & Wood, Inc.              Broad Market-Sector
                                            Rotation

-------------------------------------------------------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                         Fixed Income I Fund  87

FIXED INCOME I FUND

STATEMENT OF NET ASSETS

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT           VALUE
                                                        (000)           (000)
                                                      ----------     ----------

LONG-TERM INVESTMENTS - 101.2%
ASSET-BACKED SECURITIES - 8.3%
Advanta Home Equity Loan Trust
    9.000% due 02/25/06                               $       79     $       81
AFC Home Equity Loan Trust
    7.590% due 09/25/27                                    2,030          2,070
Associates Manufactured Housing
  Mortgage Pass-thru Certificate
  Series 1996-2 Class A-3
    6.350% due 06/15/27                                      960            947
Capita Equipment Receivables Trust
  Series 1996 - 1 Class A-4
    6.280% due 06/15/00                                    3,000          3,004
Case Equipment Loan Trust
  Series 1996-B Class A-3
    6.650% due 09/15/03                                    4,410          4,453
Chase Commerical Mortgage Securities Corp.
  Series 1996-1 Class A-1
    7.600% due 12/18/05                                      940            967
Chase Manhattan Credit Card Master Trust
  Series 1996-4 Class A
    6.730% due 02/15/03                                    1,215          1,232
Chase Manhattan Grantor Trust
  Series 1996-B Class A
    6.610% due 09/15/02                                      754            760
Contimortage Home Equity Loan Trust
  Mortgage Pass-thru Certificate
  Series 1994-4 Class A-6
    8.270% due 12/15/24                                      735            755
Series 1995-1 Class A2-A
    8.600% due 06/15/25                                      333            340
Series 1996-4 Class A-9
    6.880% due 01/15/28                                    1,500          1,479
Daimler-Benz Vehicle Trust
  Series 1996-A Class A
    5.850% due 12/15/03                                    1,650          1,663
Discover Card Trust
  Series 1992-B Class A
    6.800% due 06/16/00                                      935            941
Federal Housing Authority:
  Project Citi 68
    7.430% due 06/27/21                                    1,554          1,534
Fingerhut Master Trust
  Series 1996-1 Class A
    6.450% due 02/20/02                                      670            674
Fleetwood Credit Corp. Grantor Trust
  Series 1996-A Class A
    6.750% due 10/17/11                                    1,344          1,352
Series 1996-B Class A
    6.900% due 03/15/12                                    1,422          1,432
Green Tree Financial Corp.
  Series 1994-7 Class A-2
    7.600% due 03/15/20                                    1,612          1,619
    5.960% due 11/15/28                                    1,250          1,249
Greenwich Capital Acceptance, Inc.
  Mortgage Pass-thru Certificate
  Series 1993 Class LB-1
    7.258% due 04/25/23 (c)                                1,023          1,037
Lehman Pass-thru Securities, Inc.
  Series 1991-2 Class A-1
    8.000% due 03/20/99                                      134            137
Mortgage Capital Funding, Inc.
  Series 1996-MC1 Class A2-B
    7.900% due 02/15/06                                      950          1,007
Oakwood Mortgage Investors, Inc.
  Series 1996-B Class A-2
    6.800% due 10/15/26 (c)                                1,493          1,506
  Series 1996-C Class A-3
    6.750% due 04/15/27                                    1,250          1,251
Onyx Acceptance Grantor Trust
  Pass-thru Certificate
  Series 1996-2 Class A
    6.400% due 10/15/01                                      471            473
Premier Auto Trust
    6.400% due 10/06/01                                    3,470          3,487
Prudential Home Mortgage Securities Co.
  Series 1992-38 Class A-8
    6.950% due 11/25/22                                    1,640          1,503
Series 1993-52 Class A-1
    8.455% due 11/25/23 (c)                                3,586          3,673
Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1992-C2 Class A-1
    9.000% due 10/25/22                                       50             50
  Series 1994-C1 Class C
    8.000% due 06/25/26                                    1,200          1,230
  Series 1994-C2 Class D
    8.000% due 04/25/25                                      284            290
  Series 1995-C1 Class C
    6.900% due 02/25/27 (c)                                  400            393
Salomon Brothers Mortgage Securities VII, Inc.
  Mortgage Pass-thru Certificate
  Series 1994-16
    8.316% due 11/25/24 (c)                                2,256          2,318
Sears Credit Account Master Trust II
  Series 1996-2 Class A
    6.500% due 10/15/03                                      535            539


88  Fixed Income I Fund

FIXED INCOME I FUND

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT           VALUE
                                                        (000)           (000)
                                                      ----------     ----------

Sears Mortgage Securities Corp.
  Series 1992 Class A
    7.587% due 10/25/22 (c)                           $    3,030     $    3,089
Sears Savings Bank Mortgage
  Pass-thru Certificate
  Series 1992-A Class A
    8.679% due 05/25/32 (c)                                  988            994
The Money Store Home Equity Trust
  Series 1994-D Class A-4
    8.750% due 01/15/20                                      150            158
  Series 1996-A Class A-5
    6.850% due 06/15/19                                    1,050          1,052
  Series 1996-B Class A-5
    7.180% due 12/15/14                                    1,025          1,041
Wal-Mart Stores, Inc.
  Series 1994-B3
    8.800% due 12/30/14                                      360            398
World Omni Automobile Lease
  Securitization Trust
  Series 1995 - A Class A
    6.050% due 11/25/01                                       32             32
  Series 1996 - B Class A-2
    6.200% due 11/15/02                                      766            768
  Series 1996 - B Class A-3
    6.250% due 11/15/02                                   2,500           2,493
                                                                     ----------

                                                                         55,471
                                                                     ----------

CORPORATE BONDS AND NOTES - 17.0%
Ahmanson Capital Trust I Series A
    8.360% due 12/01/26                                      525            535
American Brands, Inc.
    8.625% due 11/15/21                                      500            563
    7.875% due 01/15/23                                      100            105
American Express Co.
    8.500% due 08/15/01                                       45             48
American General Finance Corp.
    8.250% due 01/15/98                                      705            720
    7.250% due 03/01/98                                      365            370
    8.500% due 08/15/98                                      375            388
Analog Devices, Inc.
    6.625% due 03/01/00                                      225            222
Appalachian Power Co.
    6.800% due 03/01/06                                    1,250          1,230
Aristar, Inc.
    6.300% due 07/15/00                                      190            188
Associates Corp. North America
  Series H (MTN)
    7.090% due 04/11/03                                      400            407
Associates Corp. of North America
    6.250% due 03/15/99                                    1,520          1,521
AT&T Corp.
    8.625% due 12/01/31                                      440            466
Atlantic Richfield Co.
    9.125% due 08/01/31                                      700            848
Australia & New Zealand Banking Group, Ltd.
    7.550% due 09/15/06                                      725            751
AVCO Financial Services, Inc.
    7.250% due 07/15/99                                      415            422
    8.500% due 10/15/99                                      655            688
Baltimore Gas & Electric Co.
    6.500% due 02/15/03                                      550            544
Banc One Corp.
    7.250% due 08/01/02                                      790            809
Bank of New York, Inc.
    7.875% due 11/15/02                                      500            527
Bank One, Columbus, Ohio
    7.375% due 12/01/02                                      195            202
BankAmerica Corp.
    6.850% due 03/01/03                                      425            425
BankAmerica Institutional Capital
  Class B
    7.700% due 12/31/26                                      500            485
Barnett Bank, Inc.
    6.900% due 09/01/05                                      415            409
Bell Telephone Co. of Pennsylvania
    8.350% due 12/15/30                                      645            758
BellSouth Telecommunications
    7.000% due 12/01/95                                      295            286
Beneficial Corp.
    8.400% due 05/15/08                                      757            859
Broken Hill Property Finance USA
    6.420% due 03/01/26                                    1,000            990
Carolina Power & Light Co.
    6.875% due 08/15/23                                      250            231
Case Corp.
    7.250% due 08/01/05                                      395            395
    7.250% due 01/15/16                                      150            143
Caterpillar Financial Services (MTN)
    9.500% due 02/06/07                                       80             94
Caterpillar, Inc.
    8.000% due 02/15/23                                      600            640
Central Fidelity Banks, Inc.
    8.150% due 11/15/02                                      280            296


                                                         Fixed Income I Fund  89

FIXED INCOME I FUND

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT           VALUE
                                                        (000)           (000)
                                                      ----------     ----------

Central Power & Light Co. Series FF
    6.875% due 02/01/03                               $      550     $      551
Champion International Corp.
    6.400% due 02/15/26                                      570            544
Chase Manhattan Corp.
    9.375% due 07/01/01                                      950          1,048
Chesapeake & Potomac Telephone Co.
    8.375% due 10/01/29                                      405            467
Chevron Corp.
  Profit Sharing Savings Plan Trust Fund
    8.110% due 12/01/04                                      385            409
Chrysler Financial Corp.
    9.500% due 12/15/99                                      445            481
Cincinnati Gas & Electric Co.
    7.200% due 10/01/23                                      250            235
Circus Circus Enterprises, Inc.
    6.450% due 02/01/06                                      700            663
CIT Group Holdings, Inc. (MTN)
    6.625% due 06/28/99                                    1,575          1,583
Citicorp
    9.500% due 02/01/02                                      195            218
    7.125% due 06/01/03                                       75             76
Coca-Cola Enterprises, Inc.
    7.000% due 10/01/26                                      590            602
Commercial Credit Group, Inc.
    6.000% due 06/15/00                                      500            492
    5.750% due 07/15/00                                      255            249
    8.700% due 06/15/10                                      795            907
Commonwealth Edison Co. Series 85
    7.375% due 09/15/02                                    1,120          1,136
Consolidated Natural Gas Co.
    8.625% due 12/01/11                                      291            306
Consolidated Rail Corp.
  Pass-thru Certificate Structured Note
  Series 1995 Class A
    6.760% due 05/25/15                                      600            590
CoreStates Capital Corp.
    5.875% due 10/15/03                                      750            709
Corporate Property Investors
    7.875% due 03/15/16                                    2,025          2,046
CSFB Finance Co., Ltd.
  Series 1995-A Class A
    7.542% due 11/15/05 (c)                                  450            450
Dayton Hudson Corp.
    9.750% due 07/01/02                                      425            480
Discover Credit Corp. (MTN)
    8.350% due 04/27/99                                      465            485
Dole Food Co., Inc.
    6.750% due 07/15/00                                      280            280
Duke Power Co.
    7.000% due 07/01/33                                    1,030            955
Eaton Corp.
    7.000% due 04/01/11                                      545            523
Equitable Life Assurance Society
    6.950% due 12/01/05                                      925            912
    7.700% due 12/01/15                                      975            984
ERAC USA Finance Co. (MTN)
    7.500% due 06/15/03                                      500            514
ERP Operating, L.P.
    8.500% due 05/15/99                                      725            751
Federal Express Corp. Series 1993 Class B-1
    6.680% due 01/01/08                                      725            702
Federal Realty Investment Trust
    7.480% due 08/15/26                                    1,000          1,009
First Bank Systems, Inc.
    8.000% due 07/02/04                                      650            685
First Chicago Corp.
    8.875% due 03/15/02                                      600            654
First Chicago
  NBD Institutional Capital Series B
    7.750% due 12/01/26                                      525            508
First Fidelity Bancorp
    9.625% due 08/15/99                                      415            447
First Interstate Bancorp (MTN)
    9.375% due 01/23/02                                      225            246
First Union Corp.
    6.550% due 10/15/35                                    1,950          1,898
First Union National Bank, Newark (MTN)
    7.125% due 10/15/06                                      330            330
First USA Bank Wilmington (MTN)
    7.000% due 08/20/01                                    1,075          1,076
Fleet Capital Trust II
    7.920% due 12/11/26                                    1,000            988
Fleet Financial Group, Inc.
    8.125% due 07/01/04                                      675            718
Ford Motor Credit Co.
    8.375% due 01/15/00                                      675            711
Ford Motor Credit Co. (MTN)
    6.000% due 02/27/01                                    1,450          1,419
    6.290% due 03/05/01                                      865            855
Franchise Finance Corp.
    7.000% due 11/30/00                                      750            750
General Electric Capital Corp.
    6.660% due 05/01/18 (c)                                1,025          1,031
    8.300% due 09/20/09                                      470            524
General Motors Acceptance Corp.
    6.625% due 10/01/02                                    1,845          1,833


90  Fixed Income I Fund

FIXED INCOME I FUND

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT           VALUE
                                                        (000)           (000)
                                                      ----------     ----------

Georgia-Pacific Corp.
    7.375% due 12/01/25                               $      460     $      434
Goldman Sachs Group, L.P.
    6.375% due 06/15/00                                      415            412
    6.200% due 12/15/00                                      725            712
    6.875% due 09/15/99                                      825            833
Grand Metropolitan Investment Corp.
    7.450% due 04/15/35                                      425            452
Green Tree Financial Corp.
    7.050% due 09/15/27                                    1,040          1,053
Hertz Corp.
    7.000% due 04/15/01                                      850            861
    9.000% due 11/01/09                                      390            445
Household Finance Corp.
    6.375% due 06/30/00                                      750            747
Integra Financial Corp.
    6.500% due 04/15/00                                      850            845
International Lease Finance Corp.
    5.750% due 01/15/99                                      685            678
International Paper Co.
    9.400% due 06/01/02                                      600            669
ITT Corp.
    7.375% due 11/15/15                                      420            402
ITT Corp. New
    6.250% due 11/15/00                                      700            689
ITT Financial Corp.
    7.400% due 11/15/25                                      640            626
JPM Capital Trust I
    7.540% due 01/15/27                                      285            278
Kern River Funding Corp. Series B
    6.720% due 09/30/01                                    1,025          1,024
Liberty Mutual
    7.875% due 10/15/26                                    1,025          1,033
Lockheed Martin Corp.
    7.750% due 05/01/26                                      800            831
Martin Marietta Corp.
    7.000% due 03/15/11                                      325            312
Meditrust
    7.820% due 09/10/26                                    2,100          2,176
Mellon Bank, NA
    7.625% due 09/15/07                                      510            529
Merry Land & Investment, Inc.
    6.875% due 11/01/03                                      175            171
    7.250% due 06/15/05                                      800            791
Morgan Stanley Group, Inc.
    8.875% due 10/15/01                                    1,150          1,250
    8.100% due 06/24/02                                      175            185
Morgan Stanley Group, Inc. (MTN)
    5.750% due 02/15/01                                      800            775
Nabisco, Inc.
    6.700% due 06/15/02                                      325            322
NationsBank Corp.
    6.625% due 01/15/98                                      250            252
New England Telephone & Telegraph Co.
    7.875% due 11/15/29                                      430            462
News America Holdings, Inc.
    7.700% due 10/30/25                                      850            805
Northwestern Bell Telephone Co.
    7.750% due 05/01/30                                      330            343
Norwest Financial, Inc.
    6.375% due 11/15/01                                      750            746
    6.250% due 11/01/02                                      425            417
    6.375% due 11/15/03                                      650            640
NYNEX Corp.
    9.550% due 05/01/10                                      620            699
Occidental Petroleum Corp.
    10.125% due 11/15/01                                     255            290
Occidental Petroleum Corp. (MTN)
    8.500% due 11/09/01                                      295            316
Pacific Bell
    7.500% due 02/01/33                                      610            587
Pennsylvania Power & Light Co.
    6.875% due 03/01/04                                    1,200          1,199
Pennzoil Co.
    10.125% due 11/15/09                                     215            262
PepsiCo, Inc.
    7.625% due 12/18/98                                      360            370
Philadelphia Electric Co. Series 1992
    7.500% due 01/15/99                                      200            204
Philip Morris Cos. , Inc.
    6.950% due 06/01/06                                      380            384
    7.650% due 07/01/08                                      395            403
Pitney Bowes Credit Corp.
    8.550% due 09/15/09                                      780            879
Praxair, Inc.
    6.850% due 06/15/05                                      680            673
Ralston Purina Co.
    7.875% due 06/15/25                                      845            865
Republic New York Corp.
    9.750% due 12/01/00                                      130            144
    8.250% due 11/01/01                                      240            256
Residential Accredit Loans, Inc.
  Series 1996-QS1 Class AI4
    6.900% due 01/25/26                                   3,000           2,956
RJR Nabisco, Inc.
    8.625% due 12/01/02                                      400            408
Rockwell International Corp.
    8.875% due 09/15/99                                      300            319


                                                         Fixed Income I Fund  91

FIXED INCOME I FUND

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT           VALUE
                                                        (000)           (000)
                                                      ----------     ----------

Seagram Co., Ltd.
    8.350% due 01/15/22                               $      740     $      807
Sears Roebuck Acceptance Corp.
  Series II (MTN)
    6.690% due 04/30/01                                      975            978
Security-Connecticut Corp. (MTN)
    7.125% due 03/01/03                                    1,000            981
Shopping Center Associates
    6.750% due 01/15/04                                      750            730
Signet Bank
    7.800% due 09/15/06                                      750            774
Simon Debartolo Group L.P.
    6.875% due 11/15/06                                      500            486
Smith Barney Holdings, Inc.
    7.980% due 03/01/00                                      775            807
Spieker Properties, Inc.
    6.900% due 01/15/04                                    1,000            969
Suntrust Banks, Inc.
    7.375% due 07/01/02                                      400            413
Temple Inland, Inc.
    7.250% due 09/15/04                                      575            583
Tenneco Corp.
    10.200% due 03/15/08                                     525            651
Texaco Capital, Inc.
    9.750% due 03/15/20                                      225            286
    8.875% due 09/01/21                                      440            519
Texas Utilities Electric Co.
    9.500% due 08/01/99                                    1,370          1,469
Time Warner Entertainment Co., L.P.
    10.150% due 05/01/12                                     400            480
    8.375% due 03/15/23                                      925            938
    8.375% due 07/15/33                                      525            527
Time Warner, Inc.
    6.460% due 08/15/00 (c)                                  750            754
    7.975% due 08/15/04                                      450            458
    8.110% due 08/15/06                                      900            923
    8.180% due 08/15/07                                      900            923
Transamerica Capital I
    7.800% due 12/01/26                                    1,025            994
Transamerica Financial Corp.
    8.375% due 02/15/98                                      360            368
Union Carbide Chemicals & Plastics
    7.875% due 04/01/23                                      835            866
Union Oil Co. (MTN)
    9.400% due 02/15/11                                      390            454
Union Pacific Corp.
    7.600% due 05/01/05                                      350            360
Union Pacific Railroad Trust
  Pass-thru Certificate Series 1996-A2
    7.060% due 05/15/03                                      450            458
United Technologies Corp.
    8.750% due 03/01/21                                      445            519
US Bancorp Capital I Series A
    8.270% due 12/15/26                                      600            600
Virginia Electric & Power Co.
    8.750% due 04/01/21                                      335            359
Wachovia Corp.
    6.800% due 06/01/05                                      280            278
Washington Real Estate Investment Trust
    7.250% due 08/13/06                                    1,000            992
Wells Fargo & Co.
    6.875% due 04/01/06                                      500            492
Whirlpool Corp.
    9.500% due 06/15/00                                      400            435
Willamette Industries, Inc.
    7.850% due 07/01/26                                      650            679
World Financial Properties Tower
  Series 1996 WBF-B
    6.910% due 09/01/13                                   1,324           1,246
                                                                     ----------

                                                                        112,565
                                                                     ----------

EURODOLLAR BONDS - 0.2%
Skandinaviska Enskilda Banken
    8.125% due 09/06/49 (c)                               1,000           1,041
                                                                     ----------

                                                                          1,041
                                                                     ----------

MORTGAGE-BACKED SECURITIES - 34.9%
Federal Home Loan Mortgage Corp.
  Pool # D6-0929 8.000% due 06/01/25                         884            902
  Pool # D6-0991 8.000% due 06/01/25                         351            359
  Pool # D6-1272 8.000% due 06/01/25                         310            317
  Pool # D5-9294 9.000% due 03/01/25                         782            828
Federal Home Loan Mortgage Corp.
    7.000% 15 Year TBA (b)                                   100            100
    8.000% 30 Year TBA (b)                                 1,790          1,825
    7.500% 15 year TBA (b)                                    35             36
    6.000% 15 Year TBA (b)                                   190            183
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Group # 14-1607 8.000% due 08/01/18                         80             83
  Group # 17-0164 9.000% due 05/01/16                        149            158
  Group # 17-0170 9.000% due 06/01/16                        133            141


92  Fixed Income I Fund

FIXED INCOME I FUND

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT           VALUE
                                                        (000)           (000)
                                                      ----------     ----------

  Group # 17-0171  9.000% due 06/01/16                $      285     $      302
  Group # 17-0181  9.000% due 08/01/16                        70             75
  Group # 17-0195  9.000% due 10/01/16                       349            370
  Group # 17-0196  9.000% due 10/01/16                       212            225
  Group # 17-0197  9.000% due 10/01/16                       440            467
  Group # 17-0204  9.000% due 11/01/16                        96            102
  Group # 17-0208  9.000% due 12/01/16                       102            108
  Group # 26-0607 12.000% due 06/01/14                       215            244
  Group # 27-8582  9.000% due 10/01/16                        37             39
  Group # 28-4634  9.000% due 01/01/17                         2              2
  Group # 30-0025 12.500% due 04/01/16                       362            417
  Group # 30-5382  9.000% due 12/01/17                        50             52
  Group # 84-5481  7.456% due 09/01/23 (c)                   827            851
  Group # A0-0690  9.000% due 02/01/20                     1,812          1,937
  Group # C0-0109  8.000% due 04/01/22                     1,347          1,383
  Group # C0-0335  7.500% due 05/01/24                       334            335
  Group # C0-0398  9.000% due 05/01/25                       460            487
  Group # C0-0444  8.000% due 01/01/26                       719            733
  Group # C0-0475  8.500% due 08/01/26                        24             25
  Group # C8-0328  7.500% due 07/01/25                       346            348
  Group # C8-0371  8.000% due 12/01/25                       693            707
  Group # C8-0385  6.500% due 03/01/26                       645            618
  Group # C8-0415  8.500% due 07/01/26                       503            522
  Group # C8-0458  9.000% due 10/01/26                        47             50
  Group # D2-7264  7.500% due 11/01/22                       311            314
  Group # D4-7783  6.500% due 01/01/24                       137            132
  Group # D5-3905  7.500% due 06/01/24                       251            252
  Group # D5-6375  7.500% due 09/01/24                       268            269
  Group # D5-6485  7.500% due 09/01/24                       593            596
  Group # D5-9553  8.500% due 04/01/25                       415            431
  Group # D5-9609  8.000% due 04/01/25                       164            167
  Group # D5-9633  9.000% due 04/01/25                       235            249
  Group # D5-9707  9.000% due 04/01/25                        14             15
  Group # D5-9816  8.000% due 04/01/25                        44             45
  Group # D6-0033  8.000% due 05/01/25                        62             63
  Group # D6-0224  9.000% due 05/01/25                       137            144
  Group # D6-0678  8.000% due 06/01/25                     1,479          1,513
  Group # D6-0728  8.000% due 06/01/25                       192            196
  Group # D6-1528  8.000% due 07/01/25                       686            701
  Group # D6-1597  8.000% due 07/01/25                        81             83
  Group # D6-1887  8.000% due 07/01/25                     1,677          1,712
  Group # D6-2110  8.000% due 07/01/25                     1,690          1,730
  Group # D6-2616  8.000% due 08/01/25                        34             35
  Group # D6-2913  8.000% due 08/01/25                       943            963
  Group # D6-3290  8.000% due 09/01/25                       516            527
  Group # D6-3713  8.000% due 09/01/25                       377            384
  Group # D6-3752  8.000% due 09/01/25                       500            510
  Group # D6-3859  6.500% due 09/01/25                       486            465
  Group # D6-4128  8.000% due 10/01/25                       109            111
  Group # D6-4296  8.000% due 10/01/25                       393            401
  Group # D6-4458  8.000% due 09/01/25                       348            355
  Group # D6-4826  6.500% due 10/01/25                        52             50
  Group # D6-4861  8.000% due 10/01/25                       714            729
  Group # D6-5028  8.000% due 11/01/25                       318            324
  Group # D6-5188  8.000% due 11/01/25                       332            338
  Group # D6-5854  8.000% due 11/01/25                        28             28
  Group # D6-6409  8.000% due 12/01/24                       713            728
  Group # D6-7251  7.500% due 01/01/25                        56             56
  Group # D6-8007  6.500% due 02/01/26                       171            164
  Group # D6-9568  6.500% due 03/01/26                       208            199
  Group # D6-9743  6.500% due 04/01/26                       794            760
  Group # D6-9789  6.500% due 04/01/26                       258            247
  Group # D6-9853  6.500% due 04/01/26                       989            946
  Group # D7-0051  6.500% due 04/01/26                       518            496
  Group # D7-0251  6.500% due 04/01/26                       982            940
  Group # D7-0278  6.500% due 04/01/26                        94             90
  Group # D7-0339  6.500% due 04/01/26                       989            946
  Group # D7-0391  6.500% due 04/01/26                       726            694
  Group # D7-0602  6.500% due 03/01/26                       190            182
  Group # D7-1077  6.500% due 05/01/26                       371            355
  Group # D7-1100  6.500% due 05/01/26                       187            179
  Group # D7-1591  6.500% due 05/01/26                       631            603
  Group # D7-5017  6.500% due 10/01/26                       989            946
  Group # E0-0279  6.500% due 02/01/09                       174            173
  Group # E0-0333  8.000% due 08/01/09                       230            237
  Group # E0-0454  8.000% due 10/01/11                       104            107
  Group # E2-0123  7.500% due 08/01/09                       285            290
  Group # E2-0145  7.500% due 11/01/09                       214            217
  Group # E2-0153  8.000% due 01/01/10                        73             76
  Group # E2-0216  6.500% due 01/01/16                       599            590
  Group # E2-0238  6.500% due 05/01/11                     1,931          1,903
  Group # E2-0244  6.500% due 06/01/11                       418            412
  Group # E5-6830  6.500% due 02/01/09                       408            403
  Group # E5-6953  6.500% due 02/01/09                        60             60
  Group # E5-9472  7.500% due 08/01/09                       117            119
  Group # E5-9512  7.500% due 08/01/09                       163            166
  Group # E5-9554  7.500% due 08/01/09                       662            673
  Group # E5-9577  7.500% due 09/01/09                       438            446
  Group # E5-9921  7.500% due 11/01/09                        99            100
  Group # E5-9923  7.500% due 11/01/09                       216            220
  Group # E5-9926  7.500% due 11/01/09                       129            131
  Group # E5-9932  7.500% due 11/01/09                       291            296
  Group # E6-0172  8.000% due 02/01/10                       551            568
  Group # E6-0173  8.000% due 02/01/10                       277            285
  Group # E6-0194  8.000% due 03/01/10                       120            124
  Group # E6-2966  6.500% due 02/01/11                        69             68
  Group # E6-3864  6.500% due 04/01/11                       189            186
  Group # E6-3866  6.500% due 04/01/11                       104            103
  Group # E6-4226  6.500% due 05/01/11                       285            280
  Group # E6-4252  6.500% due 05/01/11                       326            320


                                                         Fixed Income I Fund  93

FIXED INCOME I FUND

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT           VALUE
                                                        (000)           (000)
                                                      ----------     ----------

  Group # E6-4516  6.500% due 06/01/11                $      607     $      596
  Group # E6-4542  6.500% due 06/01/11                       538            528
  Group # E6-4951  6.500% due 08/01/11                       317            311
  Group # E6-5408  7.500% due 09/01/11                       103            104
  Group # G0-0279  7.500% due 12/01/24                       865            869
  Group # G0-0289  8.000% due 01/01/25                       704            720
  Group # G0-0518  6.500% due 08/01/26                     1,046          1,001
  Group # M1-1773  7.500% due 03/01/97                       202            205
  Group # M1-3104  7.000% due 03/01/97                        86             87
  Group # M1-3357  7.500% due 04/01/97                       597            605
  Group # M1-3486  7.500% due 04/01/97                       102            104
  Group # M1-4825  7.000% due 08/01/97                        18             18
  Group # M1-9003  7.000% due 04/01/97                       240            242
  Group # M1-9073  7.500% due 11/01/97                       203            205
  Group # M8-0446  7.000% due 10/01/03                        25             25
  Pool # G00505    6.500% due 12/01/25                     1,079          1,033
  Pool # E60386    8.000% due 04/01/10                        85             88
  Pool # E62831    6.500% due 01/01/11                       553            545
Federal Home Loan Mortgage Corp.
  Series K Class K-5
    7.760% due 05/01/12                                    2,091          2,122
Federal National Mortgage Association
  Pool # 040208    8.000% due 01/01/02                         2              3
  Pool # 040403    8.000% due 01/01/02                         3              3
  Pool # 040841    8.000% due 01/01/02                        72             74
  Pool # 041060    8.000% due 02/01/02                       133            137
  Pool # 042014    8.000% due 03/01/02                         7              7
  Pool # 042675    8.000% due 02/01/02                         7              7
  Pool # 043467    8.000% due 03/01/02                         8              8
  Pool # 046329    8.000% due 04/01/02                         5              5
  Pool # 047205    8.000% due 05/01/02                        49             50
  Pool # 047293    8.000% due 05/01/02                        13             13
  Pool # 047565    8.000% due 07/01/02                        80             82
  Pool # 047690    8.000% due 05/01/02                         7              7
  Pool # 048419    8.000% due 06/01/02                        61             63
  Pool # 048902    8.000% due 06/01/02                        82             84
  Pool # 049385    8.000% due 06/01/02                        11             12
  Pool # 049441    8.000% due 06/01/02                         4              4
  Pool # 050752    7.000% due 05/01/00                       460            462
  Pool # 050758    7.000% due 06/01/00                       140            140
  Pool # 050762    6.500% due 07/01/08                       479            473
  Pool # 050930    7.000% due 11/01/23                       232            228
  Pool # 050974    6.500% due 01/01/09                     1,013          1,002
  Pool # 050991    6.500% due 02/01/24                        36             35
  Pool # 051057    8.000% due 06/01/02                        82             84
  Pool # 053628    8.000% due 07/01/02                        70             72
  Pool # 053865    8.000% due 07/01/02                        27             28
  Pool # 061217    8.000% due 05/01/03                        17             17
  Pool # 065408    7.875% due 09/01/18 (c)                   327            341
  Pool # 067922    8.000% due 07/01/03                       343            353
  Pool # 070424    8.000% due 06/01/02                        11             11
  Pool # 076261    8.000% due 12/01/03                       202            207
  Pool # 087274    8.000% due 08/01/04                       112            115
  Pool # 120778    8.000% due 03/01/17                        67             69
  Pool # 124542    7.000% due 11/01/99                       748            752
  Pool # 125335    7.500% due 06/01/24                       261            262
  Pool # 153690    8.000% due 07/01/02                       179            184
  Pool # 156065    8.000% due 09/01/02                       254            262
  Pool # 156799    8.000% due 03/01/05                       171            176
  Pool # 178066    7.000% due 09/01/99                       408            410
  Pool # 183514    8.000% due 08/01/22                       295            303
  Pool # 187852   10.500% due 08/01/10                         8              8
  Pool # 190251    8.000% due 11/01/23                       151            154
  Pool # 190506    6.500% due 12/01/08                       710            702
  Pool # 190924    6.500% due 06/01/09                       713            705
  Pool # 190962    6.500% due 07/01/09                       438            433
  Pool # 207010    6.500% due 04/01/09                        32             32
  Pool # 208101    6.500% due 05/01/00                        85             84
  Pool # 211454    7.000% due 05/01/00                       162            162
  Pool # 216515    6.500% due 06/01/08                        49             49
  Pool # 220817    6.500% due 06/01/08                        25             24
  Pool # 223595    6.500% due 07/01/08                        89             88
  Pool # 231502    7.000% due 10/01/23                       366            359
  Pool # 234968    6.500% due 09/01/08                       193            191
  Pool # 235710    7.000% due 11/01/23                       497            488
  Pool # 238372    7.000% due 11/01/23                     1,763          1,731
  Pool # 239803    7.000% due 11/01/23                       280            275
  Pool # 244370    7.000% due 11/01/23                       933            916
  Pool # 246161    7.000% due 11/01/23                        91             89
  Pool # 246197    7.000% due 11/01/23                       539            529
  Pool # 247337    7.000% due 11/01/23                       890            875
  Pool # 248444    6.500% due 05/01/09                       184            182
  Pool # 250009    6.500% due 04/01/09                       824            814
  Pool # 250345    7.000% due 09/01/25                     1,908          2,523
  Pool # 263021    6.500% due 05/01/09                        53             53
  Pool # 266371    6.500% due 01/01/01                       312            310
  Pool # 269791    6.500% due 05/01/09                       341            337
  Pool # 270990    6.500% due 02/01/01                        44             44
  Pool # 270992    6.500% due 02/01/01                       292            290
  Pool # 273185    6.500% due 04/01/24                     1,039            997
  Pool # 274657    6.500% due 04/01/24                     1,754          1,682
  Pool # 275276    7.500% due 06/01/24                       312            312
  Pool # 276075    6.500% due 04/01/09                       559            552
  Pool # 277550    6.500% due 04/01/09                       310            306
  Pool # 279004    7.000% due 04/01/24                       190            186
  Pool # 279137    6.500% due 05/01/09                       470            464
  Pool # 280352    6.500% due 05/01/09                       242            239
  Pool # 280980    6.500% due 05/01/09                        44             43


94  Fixed Income I Fund

FIXED INCOME I FUND

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT           VALUE
                                                        (000)           (000)
                                                      ----------     ----------

  Pool # 280984    6.500% due 05/01/09                $    1,539     $    1,521
  Pool # 281297    6.500% due 05/01/09                       396            392
  Pool # 281298    6.500% due 05/01/09                       248            245
  Pool # 281439    6.500% due 04/01/09                       275            272
  Pool # 282305    7.000% due 05/01/24                       608            597
  Pool # 283040    6.500% due 05/01/09                       397            393
  Pool # 283486    6.500% due 05/01/09                       414            409
  Pool # 283947    7.500% due 06/01/24                       198            198
  Pool # 284279    7.000% due 05/01/24                       448            440
  Pool # 284451    6.500% due 05/01/09                       426            421
  Pool # 284577    6.500% due 05/01/09                       748            739
  Pool # 285147    7.000% due 06/01/24                       774            760
  Pool # 287464    6.500% due 06/01/09                       399            394
  Pool # 287716    7.500% due 09/01/24                       702            703
  Pool # 289234    6.500% due 06/01/09                       653            645
  Pool # 289660    7.500% due 08/01/24                       187            187
  Pool # 290876    7.500% due 07/01/24                       615            617
  Pool # 295187    6.500% due 09/01/09                        51            51
  Pool # 303555    7.000% due 09/01/25                     2,863          2,801
  Pool # 309183    7.000% due 12/01/25                     2,495          2,441
  Pool # 309300    7.000% due 07/01/03                        79             79
  Pool # 312495    7.000% due 07/01/25                       646            632
  Pool # 312998    7.000% due 07/01/25                       143            140
  Pool # 316786    7.000% due 07/01/25                       714            699
  Pool # 316938    7.000% due 07/01/25                       327            320
  Pool # 319622    7.000% due 08/01/25                       660            646
  Pool # 319647    7.000% due 08/01/25                       233            228
  Pool # 319761    7.000% due 08/01/25                       607            594
  Pool # 320080    7.000% due 08/01/25                     1,871          1,831
  Pool # 324205    7.000% due 09/01/25                     2,164          2,118
  Pool # 325229    7.000% due 10/01/25                     1,346          1,317
  Pool # 326413    7.000% due 10/01/25                     2,610          2,553
  Pool # 326641    7.000% due 10/01/25                     2,431          2,379
  Pool # 326699    7.000% due 11/01/25                     2,466          2,412
  Pool # 329866    7.000% due 11/01/25                       940            920
  Pool # 330474    7.000% due 11/01/25                       173            170
  Pool # 330476    7.000% due 11/01/25                     1,469          1,437
  Pool # 332456    6.500% due 01/01/26                        72             69
  Pool # 332461    6.500% due 01/01/26                       457            436
  Pool # 338414    6.500% due 05/01/26                       322            308
  Pool # 338417    6.500% due 05/01/26                       993            947
  Pool # 340281    7.000% due 10/01/03                       434            436
  Pool # 342072    6.500% due 03/01/26                     1,075          1,026
  Pool # 345582    6.500% due 05/01/26                       574            549
  Pool # 346095    7.500% due 05/01/03                       429            435
  Pool # 346212    7.000% due 04/01/26                       252            246
  Pool # 346441    8.000% due 10/01/26                        26             26
  Pool # 348062    7.500% due 07/01/26                     1,006          1,006
  Pool # 348448    7.500% due 06/01/03                        74             75
  Pool # 348851    7.500% due 06/01/26                       516            516
  Pool # 349196    7.500% due 08/01/03                        81             82
  Pool # 351415    7.500% due 07/01/26                       653            652
  Pool # 351416    7.500% due 07/01/26                       449            448
  Pool # 351999    7.500% due 08/01/26                        89             89
  Pool # 352092    7.000% due 09/01/03                       233            234
  Pool # 352979    7.500% due 07/01/26                       324            324
  Pool # 353000    8.000% due 09/01/26                        33             33
  Pool # 353390    7.500% due 08/01/03                     1,265          1,284
  Pool # 365304    8.000% due 11/01/26                       930            948
Federal National Mortgage Association
  REMIC Series 1994-81 Class PJ
    8.000% due 07/25/23                                    1,925          2,024
  REMIC Series G92-36 Class A
    7.000% due 04/25/15                                      556            562
  Pass-thru Certificates
    6.500% 30 Year TBA (b)                                 5,880          5,608
    7.000% 30 Year TBA (b)                                 8,755          8,561
    9.000% 30 Year TBA (b)                                 2,145          2,262
  Principal Only Strip
    Zero Coupon due 03/01/20                                 228            181
Government National Mortgage Association
  Pool # 006248    8.500% due 06/15/05                        76             79
  Pool # 008528    7.000% due 10/20/24 (c)                 3,831          3,919
  Pool # 139796    9.500% due 03/15/16                       125            136
  Pool # 146110    9.500% due 05/15/16                        27             29
  Pool # 148211    9.500% due 02/15/16                        89             97
  Pool # 148618    8.500% due 08/15/16                        21             22
  Pool # 152577    9.000% due 10/15/16                        76             82
  Pool # 152837    9.000% due 10/15/16                        43             46
  Pool # 154592    9.000% due 04/15/16                       275            295
  Pool # 156625    9.000% due 09/15/16                       438            470
  Pool # 157439    9.000% due 05/15/16                       186            199
  Pool # 157532    8.500% due 07/15/16                        51             54
  Pool # 161209    9.000% due 08/15/16                       164            176
  Pool # 161412    9.000% due 05/15/16                        49             53
  Pool # 161534    9.000% due 10/15/16                       467            501
  Pool # 161598    9.000% due 06/15/16                       106            114
  Pool # 163611    9.000% due 05/15/16                       233            250
  Pool # 164705    9.000% due 09/15/16                       421            452
  Pool # 165541    8.500% due 07/15/16                       118            124
  Pool # 168336    9.000% due 08/15/20                        17             18
  Pool # 168822    9.000% due 08/15/16                       226            242
  Pool # 173346    9.000% due 10/15/16                       118            127
  Pool # 173661    8.500% due 08/15/16                       321            338
  Pool # 174110    8.500% due 11/15/16                       353            372
  Pool # 174840    9.000% due 10/15/16                       201            216


                                                         Fixed Income I Fund  95

FIXED INCOME I FUND

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT           VALUE
                                                        (000)           (000)
                                                      ----------     ----------

  Pool # 175753    9.000% due 10/15/16                $      105     $      113
  Pool # 177139    9.000% due 11/15/16                        90             96
  Pool # 177163    9.000% due 10/15/16                        70             76
  Pool # 179721   10.500% due 09/15/20                        36             41
  Pool # 180669    8.500% due 04/15/17                        36             38
  Pool # 181250    9.000% due 11/15/16                       113            121
  Pool # 183409    8.500% due 10/15/16                       203            215
  Pool # 183690    8.500% due 01/15/17                       126            133
  Pool # 186094    8.500% due 03/15/17                       574            605
  Pool # 186658    9.000% due 11/15/16                       231            248
  Pool # 188014    9.000% due 12/15/16                       129            138
  Pool # 188459    8.500% due 05/15/17                       106            112
  Pool # 188531    8.500% due 05/15/17                       104            110
  Pool # 193313    9.000% due 11/15/16                       159            170
  Pool # 194421    8.500% due 01/15/17                        99            105
  Pool # 194842    9.000% due 11/15/16                        10             11
  Pool # 195538    9.000% due 11/15/16                        49             53
  Pool # 195910    8.500% due 12/15/16                        83             88
  Pool # 196521    8.500% due 01/15/17                       347            366
  Pool # 196528    8.500% due 02/15/17                       272            287
  Pool # 197003    8.500% due 02/15/17                        93             98
  Pool # 197387    8.500% due 01/15/17                       513            542
  Pool # 198202    8.500% due 01/15/17                       142            149
  Pool # 199668    8.500% due 02/15/17                       238            251
  Pool # 199686    8.000% due 03/15/17                       151            156
  Pool # 200712    8.500% due 02/15/17                       317            335
  Pool # 201206    8.500% due 02/15/17                       183            193
  Pool # 201789    9.000% due 02/15/17                       344            369
  Pool # 201795    8.500% due 02/15/17                       147            155
  Pool # 204153    8.500% due 01/15/17                       170            179
  Pool # 204268    8.500% due 02/15/17                       137            144
  Pool # 210896    8.500% due 04/15/17                       505            533
  Pool # 212049    8.500% due 05/15/17                       245            259
  Pool # 213264    9.000% due 03/15/17                       441            473
  Pool # 213265    8.500% due 03/15/17                       172            182
  Pool # 213365    8.000% due 04/15/17                        28             29
  Pool # 225968    8.500% due 07/15/17                       187            198
  Pool # 266892    7.000% due 06/15/23                       321            316
  Pool # 273024   10.500% due 08/15/20                        64             71
  Pool # 285402   10.500% due 05/15/20                        37             42
  Pool # 286050    9.000% due 09/15/20                        25             26
  Pool # 290338   10.500% due 06/15/20                       888            994
  Pool # 290680   10.500% due 08/15/20                        73             82
  Pool # 294919   10.500% due 09/15/20                        16             17
  Pool # 295408   10.500% due 08/15/20                        65             73
  Pool # 297998   10.500% due 11/15/20                       119            133
  Pool # 299159   10.500% due 11/15/20                       121            136
  Pool # 300795   10.500% due 12/15/20                        67             75
  Pool # 301683   10.500% due 01/15/21                       130            146
  Pool # 303754    9.000% due 12/15/21                       565            602
  Pool # 310003    9.000% due 07/15/21                        18             19
  Pool # 321967    7.000% due 05/15/23                       299            294
  Pool # 332559    7.000% due 04/15/23                       119            117
  Pool # 336092    7.000% due 09/15/23                       129            126
  Pool # 336136    7.000% due 04/15/23                       111            109
  Pool # 336166    7.000% due 02/15/23                       271            266
  Pool # 336917    7.000% due 05/15/23                       642            631
  Pool # 337344    7.000% due 08/15/23                       316            310
  Pool # 337419    7.000% due 06/15/23                       449            442
  Pool # 337470    7.000% due 07/15/23                        84             82
  Pool # 338364    7.500% due 12/15/22                        42             42
  Pool # 339059    7.000% due 10/15/23                       291            286
  Pool # 339637    7.500% due 04/01/23                       389            391
  Pool # 342398    7.000% due 06/15/23                       466            459
  Pool # 342805    7.000% due 06/15/23                       103            101
  Pool # 343557    7.000% due 05/15/23                       314            309
  Pool # 343608    7.000% due 05/15/23                       217            213
  Pool # 343620    7.000% due 06/15/23                       491            482
  Pool # 343632    7.000% due 07/15/23                       319            313
  Pool # 345984    7.000% due 12/15/23                        86             84
  Pool # 346058    7.000% due 01/15/24                       723            710
  Pool # 346836    7.000% due 10/15/23                       106            104
  Pool # 347706    7.000% due 12/15/23                       110            108
  Pool # 347901    7.000% due 06/15/23                        54             53
  Pool # 348875    7.000% due 07/15/23                       304            299
  Pool # 348895    7.000% due 07/15/23                       413            406
  Pool # 349383    7.000% due 06/15/23                        96             95
  Pool # 350138    7.500% due 03/15/23                        88             88
  Pool # 351270    7.000% due 07/15/23                        87             85
  Pool # 352023    7.000% due 11/15/23                       492            484
  Pool # 352050    7.000% due 10/15/23                       514            505
  Pool # 352114    7.500% due 08/15/23                       252            253
  Pool # 352510    7.000% due 10/15/23                       510            501
  Pool # 352789    7.000% due 10/15/23                       305            300
  Pool # 355230    7.000% due 09/15/23                       458            450
  Pool # 356127    7.000% due 10/15/23                        89             87
  Pool # 356693    7.000% due 08/15/23                       339            333
  Pool # 356952    7.000% due 06/15/23                       521            512
  Pool # 357351    7.000% due 11/15/23                       312            307
  Pool # 358427    7.000% due 09/15/23                       321            315
  Pool # 358519    7.000% due 12/15/23                       441            433
  Pool # 358542    7.000% due 07/15/23                       421            414
  Pool # 358565    7.000% due 05/15/23                       473            464
  Pool # 359935    7.000% due 11/15/23                        77             76
  Pool # 360181    7.000% due 08/15/23                       121            119
  Pool # 360418    7.000% due 10/15/23                       318            313


96  Fixed Income I Fund

FIXED INCOME I FUND

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT           VALUE
                                                        (000)           (000)
                                                      ----------     ----------

  Pool # 361056    6.500% due 08/15/08                $      183     $      182
  Pool # 362703    7.000% due 10/15/23                       340            334
  Pool # 363166    7.000% due 11/15/23                       117            115
  Pool # 364136    7.000% due 08/15/23                       127            124
  Pool # 364600    7.000% due 08/15/23                       148            146
  Pool # 366219    7.000% due 11/15/23                       493            484
  Pool # 366793    7.000% due 05/15/24                     2,111          2,074
  Pool # 366912    9.000% due 11/15/24                       240            253
  Pool # 368782    7.000% due 10/15/23                       394            387
  Pool # 368988    6.500% due 03/15/09                       225            223
  Pool # 370096    7.000% due 11/15/23                       459            451
  Pool # 370280    7.000% due 11/15/23                       295            290
  Pool # 370996    7.000% due 12/15/23                       501            492
  Pool # 371085    7.000% due 10/15/23                        68             66
  Pool # 372318    6.500% due 02/15/26                     2,148          2,048
  Pool # 372850    7.000% due 01/15/24                       636            624
  Pool # 373788    7.000% due 10/15/23                       387            381
  Pool # 373794    7.000% due 10/15/23                        81             79
  Pool # 374718    7.000% due 11/15/23                       354            348
  Pool # 377593    6.500% due 10/15/10                       198            196
  Pool # 379303    8.000% due 10/15/25                        47             48
  Pool # 380163    7.000% due 12/15/23                       115            113
  Pool # 384905    8.000% due 11/15/25                       161            164
  Pool # 390783    9.000% due 07/15/24                       696            737
  Pool # 391913    8.000% due 09/15/25                       171            175
  Pool # 393405    6.500% due 05/15/26                     2,241          2,137
  Pool # 394904    6.500% due 06/15/09                       436            431
  Pool # 395148    6.500% due 04/15/09                       196            194
  Pool # 398254    8.000% due 09/15/25                       166            170
  Pool # 398956    8.000% due 11/15/26                       350            357
  Pool # 401433    8.000% due 06/15/25                     1,540          1,573
  Pool # 404874    9.000% due 12/15/24                        20             21
  Pool # 405560    8.500% due 01/15/26                       444            461
  Pool # 405602    6.500% due 04/15/26                     2,563          2,445
  Pool # 406400    9.000% due 05/15/25                       161            170
  Pool # 407106    9.000% due 11/15/24                       351            371
  Pool # 407573    8.000% due 06/15/25                     1,226          1,252
  Pool # 408425    9.000% due 09/15/26                        79             83
  Pool # 408764    8.000% due 09/15/25                        59             61
  Pool # 409053    8.000% due 10/15/26                       290            296
  Pool # 413007    7.000% due 08/15/25                       383            375
  Pool # 413415    7.000% due 08/15/25                       327            320
  Pool # 415018    6.500% due 01/15/26                       940            898
  Pool # 417294    6.500% due 03/15/26                     2,134          2,035
  Pool # 421700    6.500% due 03/15/26                     2,267          2,162
  Pool # 421782    6.500% due 03/15/26                     1,978          1,887
  Pool # 423447    7.000% due 01/15/11                       270            271
  Pool # 423517    6.500% due 04/15/26                       871            831
  Pool # 423605    8.000% due 08/15/26                       299            305
  Pool # 423607    8.000% due 08/15/26                       658            671
  Pool # 424023    8.500% due 09/15/26                        66             68
  Pool # 426033    6.500% due 04/15/26                       402            384
  Pool # 426395    8.000% due 08/15/26                       564            576
  Pool # 426906    6.500% due 07/15/26                     2,169          2,069
  Pool # 427495    6.500% due 03/15/26                     2,065          1,969
  Pool # 428588    8.500% due 09/15/26                       448            464
  Pool # 430050    8.000% due 09/15/26                       349            356
  Pool # 430885    9.000% due 06/15/26                       504            530
  Pool # 436491    8.500% due 09/15/26                       118            122
  Pool # 436683    8.000% due 09/15/26                        94             96
  Pool # 780029    9.000% due 11/15/24                     1,041          1,115
Government National Mortgage Association
    6.500% 30 Year TBA (b)                                 3,000          2,861
    7.000% 30 Year TBA (b)                                 2,955          2,890
    8.000% 30 Year TBA (b)                                10,615         10,827
Guaranteed Export Trust
  Series 1996-A
    6.550% due 06/15/04                                      935            940
Merrill Lynch Mortgage Investors, Inc.
  Series 1995-C2 Class D
    7.989% due 06/15/21 (c)                                  877            900
Mid-St Trust II
  Class A-3 CMO
    9.350% due 04/01/98                                      380            388
PNC Mortgage Securities Corp.
  Series 1994-3 Class A-1
    7.500% due 06/18/10                                      859            857
United States Department
  of Veteran Affairs REMIC
  Series 1992-1 Class 2-E
    7.750% due 03/15/16                                     775             790
                                                                     ----------

                                                                        231,394
                                                                     ----------

NON-US BONDS - 0.8%
Canada, Government of Series A-80
    8.000% due 11/01/98                        CAD        4,000           3,111
New Zealand Government
    6.500% due 02/15/00                        NZD        1,700           1,183
    8.000% due 02/15/01                                   1,300             949
                                                                     ----------

                                                                          5,243
                                                                     ----------


                                                         Fixed Income I Fund  97

FIXED INCOME I FUND

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT           VALUE
                                                        (000)           (000)
                                                      ----------     ----------

UNITED STATES GOVERNMENT
AGENCIES - 4.5%
Federal Home Loan Bank
    5.200% due 10/20/00 (c)                           $    1,000     $      974
Federal National Mortgage Association (MTN)
    6.170% due 12/30/03                                    1,755          1,703
    7.640% due 06/16/04                                      570            576
    7.690% due 09/13/06                                    1,730          1,784
    7.190% due 05/29/26                                    1,715          1,736
    7.270% due 07/27/26                                      605            622
Government Backed Trust Certificates
  Class 1-C
    9.250% due 11/15/01                                   11,925         12,765
  Series 2E
    9.400% due 05/15/02                                    2,387          2,560
  Series T-3
    9.625% due 05/15/02 (c)                                2,716          2,909
Resolution Funding Corp.
    8.875% due 07/15/20                                    2,275          2,769
    8.625% due 01/15/21                                    1,200          1,425
    8.625% due 01/15/30                                     240             295
                                                                     ----------

                                                                         30,118
                                                                     ----------

UNITED STATES GOVERNMENT
TREASURIES - 33.5%
United States Treasury Bonds
    10.750% due 02/15/03                                   4,050          4,959
    10.750% due 05/15/03                                   8,270         10,175
    11.875% due 11/15/03                                     945          1,233
    10.750% due 08/15/05                                   9,045         11,604
    11.750% due 02/15/10                                     540            717
    12.750% due 11/15/10                                   3,270          4,629
    13.875% due 05/15/11                                   4,620          6,975
    12.000% due 08/15/13                                   2,245          3,211
    13.250% due 05/15/14                                   3,790          5,879
    12.500% due 08/15/14                                     325            486
    7.500% due 11/15/16                                    1,220          1,321
    8.875% due 08/15/17                                      960          1,186
    8.125% due 08/15/19                                   17,750         20,532
    7.875% due 02/15/21                                    7,405          8,370
    8.125% due 08/15/21                                       50             58
    8.000% due 11/15/21                                    1,090          1,250
    7.250% due 08/15/22                                    1,080          1,142
    7.125% due 02/15/23                                    3,930          4,103
    6.250% due 08/15/23                                    3,365          3,155
    6.875% due 08/15/25                                    1,000          1,020
United States Treasury Notes
    6.625% due 03/31/97                                       65             65
    6.500% due 04/30/97                                      170            171
    5.625% due 10/31/97                                   10,000         10,005
    5.375% due 11/30/97                                    1,000            998
    5.250% due 12/31/97                                    2,280          2,272
    5.625% due 01/31/98                                    1,770          1,769
    7.250% due 02/15/98                                    2,700          2,744
    5.125% due 03/31/98                                    3,165          3,144
    6.125% due 05/15/98                                      585            588
    5.375% due 05/31/98                                    5,440          5,412
    6.000% due 05/31/98                                    3,755          3,767
    8.250% due 07/15/98                                    2,685          2,781
    6.250% due 07/31/98                                    2,845          2,863
    9.250% due 08/15/98                                       60             63
    4.750% due 08/31/98                                      500            491
    4.750% due 10/31/98                                       40             39
    5.500% due 11/15/98                                    1,465          1,455
    5.125% due 11/30/98                                    3,970          3,917
    5.875% due 03/31/99                                      480            479
    6.500% due 04/30/99                                    1,035          1,048
    6.750% due 06/30/99                                    1,000          1,018
    8.000% due 08/15/99                                    3,780          3,960
    6.875% due 08/31/99                                      915            934
    7.750% due 11/30/99                                   12,150         12,695
    7.750% due 01/31/00                                    9,655         10,103
    7.125% due 02/29/00                                      965            993
    6.875% due 03/31/00                                    4,790          4,898
    6.125% due 07/31/00                                    1,545          1,545
    6.250% due 08/31/00                                   11,335         11,377
    5.750% due 10/31/00                                    5,730          5,654
    5.625% due 11/30/00                                    1,500          1,473
    6.375% due 03/31/01                                      975            981
    6.625% due 07/31/01                                    5,550          5,647
    6.250% due 10/31/01                                    3,205          3,208
    6.250% due 02/15/03                                    5,000          4,994
    5.750% due 08/15/03                                    2,355          2,284
    7.250% due 05/15/04                                    3,000          3,157
    7.250% due 08/15/04                                    4,000          4,210
    7.875% due 11/15/04                                    5,000          5,456
United States Treasury
  Principal Only Strip
    Zero Coupon due 05/15/18                               1,500            349
    Zero Coupon due 11/15/99                                 325            274
United States Treasury Security
  Stripped Interest Payment
    Zero Coupon due 08/15/08                               1,575            736
                                                                     ----------

                                                                        222,022
                                                                     ----------


98  Fixed Income I Fund

FIXED INCOME I FUND

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT           VALUE
                                                        (000)           (000)
                                                      ----------     ----------

YANKEE BONDS - 2.0%
African Development Bank
    6.875% due 10/15/15                               $      775     $      751
    8.800% due 09/01/19                                      535            633
Alberta, Province of
    9.250% due 04/01/00                                      265            288
Asian Development Bank
    8.000% due 04/30/01                                      295            311
    8.500% due 05/02/01                                      295            319
    6.250% due 10/24/05                                      400            390
Finland, Republic of
    5.875% due 02/27/06                                      325            307
Hydro Quebec Series GH
    8.250% due 04/15/26                                      605            647
Inter-American Development Bank
    7.000% due 06/15/25                                    1,770          1,746
    6.950% due 08/01/26                                      220            227
International Bank for
  Reconstruction & Development
    8.625% due 10/15/16                                      350            409
Manitoba, Province of
    9.250% due 04/01/20                                      335            409
Metropolitano de Lisboa
    7.420% due 10/15/16                                    1,000          1,018
New Brunswick, Province of
    9.750% due 05/15/20                                      320            405
Newfoundland, Province of
    10.000% due 12/01/20                                     150            189
Noranda Forest, Inc.
    6.875% due 11/15/05                                      350            340
Nordbanken AB
    7.250% due 10/30/06                                    1,025          1,027
Nova Scotia, Province of
    9.125% due 05/01/21                                      585            697
Quebec, Province of
    7.125% due 02/09/24                                      770            739
Saskatchewan, Province of
    6.625% due 07/15/03                                      100             99
    8.000% due 07/15/04                                    1,290          1,383
St. George Bank, Ltd.
    7.150% due 10/01/05                                     975             973
                                                                     ----------

                                                                         13,307
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $663,548)                                                         671,161
                                                                     ----------

                                                        NUMBER
                                                          OF
                                                        SHARES
                                                      ----------

PREFERRED STOCKS - 0.7%
Australia & New Zealand
  Banking Group, Ltd.                                     13,400            364
Banco Bilbao Vizcaya International - ADR                  10,000            286
Credit Lyonnais                                          100,000          2,480
Credit Lyonnais Capital S.C.A. - ADR                      22,600            540
TIG Holdings, Inc.                                         7,500            789
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $4,675)                                                             4,459
                                                                     ----------


                                                       PRINCIPAL
                                                        AMOUNT
                                                         (000)
                                                      ----------

SHORT-TERM INVESTMENTS - 5.9%
Federal Home Loan Mortgage
  Discount Notes
    5.500% due 01/15/97 (a)(e)                             1,000            998
Frank Russell Investment Company
  Money Market Fund due on demand (a)                     37,987         37,987
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $38,985)                                                           38,985
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $707,208)(d) - 107.8%                                  714,605

OTHER ASSETS AND LIABILITIES,
NET - (7.8%)                                                           (51,706)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  662,899
                                                                     ----------
                                                                     ----------

(a) At cost, which approximates market.
(b) Forward commitment. See Note 2.
(c) Adjustable or floating rate securities.
(d) See Note 2 for federal income tax information.
(e) Rate noted is yield-to-maturity (unaudited).

ABBREVIATIONS:
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
MTN - Medium Term Note
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:
CAD - Canadian dollar
NZD - New Zealand dollar
USD - U.S. dollar


        The accompanying notes are an integral part of the financial statements.


                                                         Fixed Income I Fund  99

FIXED INCOME I FUND

December 31, 1996


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(NOTE 2)

                                                              UNREALIZED
 CONTRACTS TO        IN EXCHANGE                             APPRECIATION
   DELIVER               FOR             SETTLEMENT         (DEPRECIATION)
    (000)               (000)               DATE                (000)
-------------       -------------       -------------       --------------
USD       756       CAD     1,000         01/21/97          $          (24)
USD       756       CAD     1,000         01/30/97                     (24)
CAD     1,000       USD       745         01/21/97                      13
CAD     1,000       USD       747         01/30/97                      15
CAD     4,321       USD     3,253         03/26/97                      81
NZD     1,485       USD     1,045         05/19/97                       2
                                                            --------------
                                                            $           63
                                                            --------------
                                                            --------------


        The accompanying notes are an integral part of the financial statements.


100  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996


ASSETS
Investments at market (identified cost $707,208,322)(Note 2) . . . . . . . . . . . . . . . . . . . .     $   714,605,215
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             742,972
Forward foreign currency exchange contracts (cost $7,301,780)(Note 2). . . . . . . . . . . . . . . .           7,253,167
Receivables:,
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,821,394
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,423,581
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,169,722
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         743,016,051

LIABILITIES
Payables:
  Investments purchased (regular settlement) . . . . . . . . . . . . . . . . . .     $    33,447,239
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . .          35,328,051
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,802,486
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             214,218
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .             135,164
Forward foreign currency exchange contracts
  (cost $7,301,780)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . .           7,189,642
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          80,116,800
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   662,899,251
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     1,343,474
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (13,139,015)
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,396,893
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              63,276
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             315,868
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         666,918,755
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   662,899,251
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share
  ($662,899,251 divided by 31,586,817 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $20.99
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


                                                        Fixed Income I Fund  101

FIXED INCOME I FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996

INVESTMENT INCOME
Income:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    42,252,604
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,367,809
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             497,152
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          46,117,565

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,977,178
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             384,283
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             211,741
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .              67,115
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              35,111
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              58,476
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,742
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              49,470
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,788,116
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          43,329,449
                                                                                                         ---------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (661,176)
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             101,069
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . .             804,320             244,213
                                                                                     ---------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (19,226,900)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . .            (208,892)        (19,435,792)
                                                                                     ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . .                             (19,191,579)
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .                         $    24,137,870
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


102  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    43,329,449     $    38,033,163
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .             244,213           7,787,839
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .         (19,435,792)         45,184,173
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .          24,137,870          91,005,175

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (42,773,275)        (38,659,290)
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .          43,217,643          89,932,896
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .          24,582,238         142,278,781
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         638,317,013         496,038,232
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $1,343,474 and $233,747, respectively). . . . . . . . . . . . . . . . . . .     $   662,899,251     $   638,317,013

                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


                                                        Fixed Income I Fund  103

FIXED INCOME I FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $  21.59       $  19.59       $  21.74       $  21.61       $  22.29
                                                              --------       --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      1.38           1.42           1.46           1.50           1.63
  Net realized and unrealized gain (loss) on investments . .      (.62)          2.02          (2.06)           .72           (.07)
                                                              --------       --------       --------       --------       --------

  Total Income From Investment Operations. . . . . . . . . .       .76           3.44           (.60)          2.22           1.56
                                                              --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
Net investment income. . . . . . . . . . . . . . . . . . . .     (1.36)         (1.44)         (1.44)         (1.50)         (1.62)
  In excess of net investment income . . . . . . . . . . . .        --             --             --           (.01)            --
  Net realized gain on investments . . . . . . . . . . . . .        --             --             --           (.58)          (.62)
  In excess of net realized gain on investments. . . . . . .        --             --           (.11)            --             --
                                                              --------       --------       --------       --------       --------

  Total Distributions. . . . . . . . . . . . . . . . . . . .     (1.36)         (1.44)         (1.55)         (2.09)         (2.24)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $  20.99       $  21.59       $  19.59       $  21.74          21.61
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . .      3.75          18.03          (2.97)         10.46           7.26

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets (a) . . . . . . .       .42            .35            .10            .09            .10
  Net investment income to average net assets (a). . . . . .      6.57           6.82           7.06           6.71           7.45
  Portfolio turnover . . . . . . . . . . . . . . . . . . . .    147.31         138.05         173.97         173.27         211.26
  Net assets, end of year ($000 omitted) . . . . . . . . . .   662,899        638,317        496,038        533,696        530,857

(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
     Note 4.


104  Fixed Income I Fund

FIXED INCOME II FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)

OBJECTIVE:   To preserve capital and generate current income consistent with the preservation of capital.

INVESTS IN:  Fixed-income securities with low-volatility characteristics.

STRATEGY:    The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk relative to other short-term bond investments. The Fund employed the investment management services of three managers using three approaches to investment in short-term fixed income securities.



DATES                        FIXED II ++             ML 1-2.99 **        LIPPER-C- SHORT 1-5 Yr ++++

    *                            $10,000                  $10,000                            $10,000
 1987                            $10,521                  $10,565                            $10,509
 1988                            $11,383                  $11,222                            $11,230
 1989                            $12,635                  $12,442                            $12,367
 1990                            $13,861                  $13,652                            $13,367
 1991                            $15,567                  $15,246                            $14,955
 1992                            $15,994                  $16,207                            $15,808
 1993                            $17,111                  $17,084                            $16,781
 1994                            $17,251                  $17,181                            $16,719
 1995                            $18,967                  $19,071                            $18,516
 1996                            $19,870                  $20,020                            $19,342
----------------------------------------------------------------------------------------------------

Total                           $163,160                 $162,690                           $159,594
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------


FIXED INCOME II FUND

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,476       4.76%
5 Years             $  12,764       5.00%#
10 Years            $  19,870       7.11%#


MERRILL LYNCH 1-2.99 YEARS TREASURY INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,498       4.98%
5 Years             $  13,131       5.60%#
10 Years            $  20,020       7.19%#


LIPPER-C- SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,446       4.46%
5 Years             $  12,933       5.28%#
10 Years            $  19,342       6.82%#

   * Assumes initial investment on January 1, 1987.

  ** Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

 ++ Prior to April 1, 1995, fund performance results are reported gross of investment management fees. For the period following April 1, 1995, fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the fund's managers upon request.

++++ Lipper-C- Short (1-5 Yr.) Investment Grade Debt Funds Average is the average total return for the universe of funds within the Short Investment Grade Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates. This type of fund which invests at least 65% of assets in investment grade debt issues (rated in top four grades) with average maturities of five years or less.


   # Annualized.


106  Fixed Income II Fund

FIXED INCOME II FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1996, the Fixed Income II Fund had a total return of 4.8%, as compared to the Merrill Lynch 1-2.99 Years Treasury Index results of 5%. The Fund modestly underperformed the Index primarily due to a slightly longer-than-index duration during much of the year that detracted from returns as interest rates rose.


PORTFOLIO HIGHLIGHTS
Short-maturity bonds outperformed longer alternatives during 1996. Intermediate bonds, as measured by the Lehman Brothers Aggregate Bond Index, rose only 3.6% while the Merrill Lynch 1-2.99 Years Treasury Index gained 5%. As in other segments of the bond market, short-term rates were volatile during the year. Yields on two- to five-year treasuries rose more the 70 basis points. Hints of inflation in wages and the producer price index along with robust economic growth kept investors fearful of Federal Reserve intervention for much of 1996.

The Fixed Income II Fund's managers saw little real evidence of inflationary threat, or of sustainable strong economic growth. Good issue selection, particularly in corporates and mortgage- and asset-backed securities, added value. The Fund's duration was a slight detractor.


-------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

United States Treasury                                    34.9%
Federal National Mortgage Association                      3.0
Federal Home Loan Mortgage Corp.                           3.0
Chase Manhattan Auto Owner Trust                           2.5
First Chicago Master Trust II                              2.0
Olympic Automobile Receivables Trust                       2.0
Chase Manhattan Credit Card Master Trust                   2.0
Premier Auto Trust                                         2.0
WSF Financial Owner Trust                                  2.0
American Express Credit Account Master Trust               1.9
-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Weighted Average Quality Diversification                   AAA
Weighted Average Years-to-Maturity                   2.2 Years
Weighted Average Duration                            1.6 Years
Current Yield (SEC 30-day standardized)                   5.5%
Number of Issues                                           133
Number of Issuers                                          104

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS                                           STYLES

BlackRock Financial Management                Mortgage/Asset-Backed
                                                Specialist
STW Fixed Income Management, Inc.             Sector Rotation Core
Standish, Ayer & Wood, Inc.                   Corporate Specialist

-------------------------------------------------------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                       Fixed Income II Fund  107

FIXED INCOME II FUND

STATEMENT OF NET ASSETS

December 31, 1996

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                      ----------     ----------

LONG-TERM INVESTMENTS - 85.8%
ASSET-BACKED SECURITIES - 25.8%
Advanta Home Equity Loan Trust
  Series 1994-1 Class A-2
    6.300% due 07/25/25                               $       52     $       51
AFC Home Equity Loan Trust
  Series 1993-2 Class A
    6.000% due 01/20/13                                      281            275
AFC Mortgage Loan Trust
  Series 1996-3 Class 1A-2
    7.220% due 02/25/27                                      350            353
ALPS Pass-thru Trust
  Series 1994-1 Class A-2
    7.150% due 11/15/97                                      309            311
American Express Credit
  Account Master Trust
  Series 1996-1 Class A
    6.800% due 12/15/03                                    4,250          4,317
Associates Manufactured Housing
  Mortgage Pass-Thru Certificate
  Series 1996-1 Class A-1
    6.200% due 03/15/27                                      488            489
Banc One Auto Grantor Trust
  Series 1996-B Class A
    6.550% due 02/15/03                                      334            336
Chase Manhattan Auto Owner Trust
  Series 1996-C Class A3
    5.950% due 11/15/00                                    5,735          5,713
Chase Manhattan Credit Card Master Trust
  Series 1996-4 Class A
    6.730% due 02/15/03                                    4,500          4,562
Chevy Chase Auto Receivables Trust
  Series 1996-2 Class A
    5.900% due 07/15/03                                    1,450          1,445
Daimler-Benz Vehicle Trust
  Series 1996-A Class A
    5.850% due 12/15/03                                    2,014          2,008
EQCC Home Equity Loan Trust
  Series 1993-4 Class A
    5.725% due 12/15/08                                       56             55
  Series 1994-1 Class A
    5.800% due 03/15/09                                      435            427
First Chicago Master Trust II
  Series 1994-L Class A
    7.150% due 04/15/01                                    4,500          4,604
First USA Credit Card Master Trust
  Series 1994-4 Class A
    5.995% due 08/15/03 (c)                                1,500          1,513
Ford Credit Auto Lease Trust
  Series 1996-1 Class A-2
    5.800% due 05/15/99                                    2,300          2,289
Ford Credit Grantor Trust
  Series 1995-B Class A
    5.900% due 10/15/00                                    1,256          1,255
Green Tree Financial Corp.
  Series 1994-A Class A
    6.900% due 02/15/04                                      647            646
  Series 1995-A Class A
    7.250% due 07/15/05                                      486            486
Honda Auto Receivables Grantor Trust
  Series 1995-A Class A
    6.200% due 12/15/00                                      738            740
Merrill Lynch Credit Corp.
  Series 1996-B Class A
    5.775% due 07/15/21 (c)                                  931            926
Nationsbank Auto Owner Trust
  Series 1996-A Class A-3
    6.375% due 07/15/00                                    2,750          2,764

Nationsbank Credit Card Master Trust
  Series 1995-1 Class A
    6.450% due 04/15/03                                    1,600          1,606
Newcourt Receivables Asset Trust
  Series 1996-2 Class A
    6.870% due 06/20/04                                      366            368
Olympic Automobile Receivables Trust
  Series 1996-D Class CTFS
    6.125% due 11/15/04                                    4,600          4,581
Premier Auto Trust
  Series 1996-3 Class A-3
    6.500% due 03/06/00                                    4,500          4,531
Remodelers Home Improvement Loan
  Series 1995-3 Class A-2
    6.800% due 12/20/07                                      425            426
Sears Credit Account Master Trust II
  Series 1995-4 Class A
    6.250% due 01/15/03                                    4,000          4,016
Security Pacific Home Equity Loan
  Series 1991-1 Class B
    8.150% due 06/15/20                                      161            165
The Money Store
  Home Equity Loan Trust
  Series 1993-D Class A-1
    5.675% due 12/15/08                                      711            693
  Series 1996-B Class A-3
    6.820% due 02/15/10                                      575            578


108  Fixed Income II Fund

FIXED INCOME II FUND

December 31, 1996


                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                      ----------     ----------

TLFC IV Equipment Lease Trust
  Series 1996 Class A
    5.980% due 11/20/02                               $      579     $      578
WFS Financial Owner Trust
  Series 1996-D Class A-3
    6.050% due 07/20/01                                    4,500          4,489
                                                                     ----------

                                                                         57,596
                                                                     ----------

CORPORATE BONDS AND NOTES - 14.2%
Ahmanson (H.F.)
    9.875% due 11/15/99                                      375            407
Bank of Boston Corp.
    9.500% due 08/15/97                                      995          1,017
Capital One Bank (MTN)
    6.844% due 06/13/00                                    1,150          1,151
Caterpillar Financial Services (MTN)
    6.100% due 07/15/99                                      475            473
Chase Manhattan Corp.
   10.125% due 11/01/00                                      259            290

    5.750% due 12/05/09 (c)                                  200            196
CIT Group Holdings, Inc. (MTN)
    6.200% due 04/15/98                                      450            452
Comdisco, Inc.
    6.500% due 06/15/00                                      425            424
    5.750% due 02/15/01                                      450            436
Connecticut Light & Power Co.
    7.625% due 04/01/97                                      784            785
Enterprise Rent-A-Car USA Finance Co. (MTN)
    7.875% due 03/15/98                                    1,100          1,124
ERP Operating, L.P.
    6.250% due 12/22/97 (c)                                  700            704
    8.500% due 05/15/99                                      450            466
Finova Capital Corp.
    6.450% due 06/01/00                                      400            400
First Union Corp.
    6.750% due 01/15/98                                      750            756
First USA Bank
    8.200% due 02/15/98                                      250            255
    5.750% due 01/15/99                                      875            863
Fleet Financial Group, Inc.
    6.000% due 10/26/98                                      600            599
General Motors Acceptance Corp.
    7.137% due 04/01/20                                    1,000          1,008
General Motors Acceptance Corp. (MTN)
    7.500% due 07/22/99                                      925            950
Goldman Sachs Group, L.P.
    6.375% due 06/15/00                                      325            323
    6.200% due 12/15/00                                      275            271
Greyhound Financial Corp.
    9.670% due 07/01/97                                      750            762
GTE Corp.
   10.750% due 09/15/17                                    1,150          1,239
Heller Financial, Inc. Series G (MTN)
    6.880% due 09/13/99                                      800            810
Hertz Corp.
    9.500% due 05/15/98                                      675            704
    6.500% due 04/01/00                                      450            450
International Lease Finance Corp.
    5.750% due 12/15/99                                    1,000            979
ITT Corp. New
    6.250% due 11/15/00                                      425            418
Lehman Brothers Holdings, Inc.
  Series IBC (MTN)
    7.000% due 05/13/99                                      800            807
Merrill Lynch & Co., Inc.
    9.000% due 05/01/98                                      900            932
Midlantic Corp.
    9.250% due 09/01/99                                      375            399
Occidental Petroleum Corp. (MTN)
    5.950% due 11/09/98                                    1,225          1,217
Salomon, Inc.
    6.700% due 12/01/98                                      500            502
    7.750% due 05/15/00                                      500            513
Salomon, Inc. CMT Floater (MTN)
    6.292% due 04/05/99 (c)                                1,100          1,100
Sears Roebuck & Co. Series 7 (MTN)
    5.490% due 09/28/98                                      450            446
Shawmut Corp.
    8.125% due 02/01/97                                      533            534
Smith Barney Holdings, Inc.
    5.500% due 01/15/99                                      650            641
    7.980% due 03/01/00                                      765            796
Taubman Realty Group, L.P.
    8.000% due 06/15/99                                      350            358
Tennessee Gas Pipeline Co.
    9.000% due 01/15/97                                      450            450
Time Warner, Inc.
    9.625% due 05/01/02                                      800            893
Transamerica Financial Corp.
    9.875% due 01/01/98                                      775            804


                                                       Fixed Income II Fund  109

FIXED INCOME II FUND

December 31, 1996

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                      ----------     ----------

UCFC Home Equity Loan Trust
  Series 1996-D1 Class A3
    6.541% due 11/15/13                               $      675     $      673
USF&G Corp.
    7.000% due 05/15/98                                    1,150          1,160
WMX Technologies, Inc.
    6.250% due 04/01/99                                      725            725
                                                                     ----------

                                                                         31,662
                                                                     ----------

MORTGAGE-BACKED SECURITIES - 8.4%
Bear Stearns Mortgage Securities, Inc.
    7.000% due 11/25/27                                      925            925
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Group # 23-0114  7.375% due 03/01/06 (c)                   279            283
  Group # 25-1211  6.250% due 06/01/07                       170            170
  Group # 42-0203  6.088% due 08/01/20 (c)                 1,296          1,290
  Group # 42-0204  6.095% due 08/01/20 (c)                 1,980          1,971
  Group # 85-0105  9.000% due 09/01/05                       280            290
  Group # D2-9159  7.500% due 10/01/07                       438            446
  Group # D3-2311  8.500% due 12/01/17                       747            778
  Group # G5-0258  7.500% due 05/01/00                       426            432
  Group # G5-0259  7.500% due 03/01/02                       206            209
  Group # G5-0297  7.500% due 10/01/00                       149            151
  Group # G5-0307  7.500% due 08/01/00                       342            347
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Principal Only Strip
    Zero coupon due 12/15/23                                 412            401
Federal National Mortgage Association
  Pool # 040063  8.500% due 12/01/08                         140            146
  Pool # 124671  7.500% due 04/01/09                         766            783
  Pool # 303751  8.000% due 10/01/09                       1,080          1,125
  Pool # 359448  8.500% due 12/01/10                         965          1,007
  Pool # 364703  7.000% due 06/01/04                       1,085          1,093
Federal National Mortgage Association
  REMIC Trust Series 1993-108 Class 108B
    Zero coupon due 12/25/16                                 339            328
  REMIC Trust Series 1994-39 Class PB
    5.750% due 06/25/12                                      900            896
  REMIC Trust Series 1996-T6 Class C
    6.200% due 02/26/01                                    1,486          1,467
Government National Mortgage Association
  Pool # 008000  7.125% due 06/20/22 (c)                   1,676          1,713
  Pool # 174303  9.000% due 11/15/16                         364            391
  Pool # 393733  9.000% due 03/15/25                         214            225
  Pool # 780285  9.500% due 11/15/25                         706            770
  Pool # 780487  7.250% due 12/15/26                         752            760
Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1992-M3 Class A1
    7.750% due 07/25/30                                       79             79
  Series 1995-2 Class C1
    7.450% due 05/25/29 (c)                                  285            285
                                                                     ----------

                                                                         18,761
                                                                     ----------

UNITED STATES GOVERNMENT AGENCIES - 0.9%
Resolution Funding Corp.
  Interest only strips
    Zero coupon due 10/15/98                                 850            766
Tennessee Valley Authority
    5.980% due 04/01/36                                    1,100          1,117
                                                                     ----------

                                                                          1,883
                                                                     ----------

UNITED STATES GOVERNMENT
TREASURIES - 35.2%
United States Treasury Notes
  6.125% due 05/15/98                                     23,550         23,664
  6.250% due 07/31/98                                     10,900         10,970
  6.125% due 08/31/98                                     12,700         12,755
  6.000% due 09/30/98                                      6,470          6,486
  5.875% due 10/31/98                                      3,555          3,554
  5.125% due 11/30/98                                      9,700          9,571
  6.500% due 04/30/99                                      2,500          2,530
  6.375% due 05/15/99                                      1,050          1,059
  6.875% due 08/31/99                                        875            893
  6.000% due 10/15/99                                        400            400
  6.875% due 03/31/00                                        700            716
  6.375% due 03/31/01                                      1,900          1,913
  6.500% due 05/31/01                                        250            253
  6.625% due 06/30/01                                      2,300          2,337
  6.500% due 08/31/01                                      1,450          1,467
                                                                     ----------

                                                                         78,568
                                                                     ----------


110  Fixed Income II Fund

FIXED INCOME II FUND

December 31, 1996

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                      ----------     ----------

YANKEE BONDS - 1.3%
Ford Capital BV
    9.000% due 08/15/98                               $      325     $      339
Household International
    5.250% due 10/15/98                                    1,150          1,128
Ontario, Province of
    11.500% due 03/10/13                                     760            836
Quebec, Province of
    13.250% due 09/15/14                                     450            539
                                                                     ----------

                                                                          2,842
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $191,438)                                                         191,312
                                                                     ----------

                                                        NUMBER
                                                          OF
                                                        SHARES
                                                      ----------

PREFERRED STOCKS - 0.2%
ConAgra Capital LC Series B (c)                            2,000             45
Texaco Capital Series B (c)                               15,000            326
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $425)                                                                 371
                                                                     ----------

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                      ----------     ----------

SHORT-TERM INVESTMENTS - 14.9%
Advanta Corp. (MTN)
    6.250% due 07/08/97                               $    1,300     $    1,302
Frank Russell Investment Company
  Money Market Fund due on demand (a)                     31,972         31,972
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $33,272)                                                       $   33,274
                                                                     ----------

Total Investments
(identified cost $225,135)(b) - 100.9%                                  224,957
                                                                     ----------

OTHER ASSETS AND LIABILITIES, NET - (0.9%)                               (1,974)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  222,983
                                                                     ----------
                                                                     ----------

(a)  At cost, which approximates market.
(b)  See Note 2 for federal income tax information
(c)  Adjustable or floating rate securities.

ABBREVIATIONS:
MTN - Medium Term Note
REMIC - Real Estate Mortage Investment Conduit


        The accompanying notes are an integral part of the financial statements.


                                                       Fixed Income II Fund  111

FIXED INCOME II FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996

ASSETS
Investments at market (identified cost $225,134,929)(Note 2) . . . . . . . . . . . . . . . . . . . .     $   224,957,165
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,260,458
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             292,026
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             287,777
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         227,797,426

LIABILITIES
Payables:
  Investments purchased (regular settlement) . . . . . . . . . . . . . . . . . .     $       878,010
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . .           1,015,010
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,732,978
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             115,311
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              73,446

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,814,755
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   222,982,671
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       401,752
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (7,230,702)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . .            (177,764)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             121,477
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         229,867,908
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   222,982,671
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share
  ($222,982,671 divided by 12,147,743 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $18.36
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


112  Fixed Income II Fund

FIXED INCOME II FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996


INVESTMENT INCOME
Income:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    11,545,543
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,071,954
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              43,543
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          12,661,040

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       988,312
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             150,134
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             126,008
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .              29,218
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,779
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              42,000
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,661
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              21,885
                                                                                     ---------------

Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,387,997
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11,273,043
                                                                                                         ---------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,912,406)
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,289          (1,911,117)
                                                                                     ---------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                 (86,555)
                                                                                                         ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . .                              (1,997,672)
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .                         $     9,275,371
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


                                                       Fixed Income II Fund  113

FIXED INCOME II FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,



INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    11,273,043     $    10,359,836
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,911,117)            (97,402)
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .             (86,555)          4,915,646
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .           9,275,371          15,178,080

Distributions to shareholders from net investment income . . . . . . . . . . . .         (11,258,711)        (10,433,057)
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .          41,388,945          34,801,870
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .          39,405,605          39,546,893
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         183,577,066         144,030,173
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $401,752 and $409,452, respectively). . . . . . . . . . . . . . . . . . . .     $   222,982,671     $   183,577,066
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


114  Fixed Income II Fund

FIXED INCOME II FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $  18.55       $  17.98          18.99       $  18.56       $  19.68
                                                              --------       --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      1.04           1.16           1.21            .84           1.35
  Net realized and unrealized gain (loss) on investments . .      (.19)           .59          (1.07)           .44           (.83)
                                                              --------       --------       --------       --------       --------

Total Income From Investment Operations. . . . . . . . . . .       .85           1.75            .14           1.28            .52
                                                              --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .     (1.04)         (1.18)         (1.15)          (.71)         (1.36)
  Net realized gain on investments . . . . . . . . . . . . .        --             --             --             --           (.28)
  Tax return of capital. . . . . . . . . . . . . . . . . . .        --             --             --           (.14)            --
                                                              --------       --------       --------       --------       --------

  Total Distributions. . . . . . . . . . . . . . . . . . . .     (1.04)         (1.18)         (1.15)          (.85)         (1.64)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $  18.36       $  18.55       $  17.98       $  18.99       $  18.56
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . .      4.76           9.95            .82           6.98           2.74

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets (a) . . . . . . .       .70            .58            .19            .16            .19
  Net investment income to average net assets (a). . . . . .      5.70           6.41           6.52           6.16           7.21
  Portfolio turnover . . . . . . . . . . . . . . . . . . . .    264.40         269.31         233.75         229.07         330.58
  Net assets, end of year ($000 omitted) . . . . . . . . . .   222,983        183,577        144,030        138,619        182,735


(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.
     See Note 4.


                                                       Fixed Income II Fund  115

FIXED INCOME III FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


OBJECTIVE:   To provide maximum total return through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

INVESTS IN:  Fixed-income securities.

STRATEGY:    The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns by assuming the additional risk of investment in non-investment grade U.S. fixed income securities, and foreign bonds including emerging markets debt in addition to U.S. investment grade fixed income instruments. The Fund employed the investment management services of three managers with three separate approaches to bond market investment.



DATES                       FIXED III ++        LB AGGREGATE **     LIPPER-C- INTERMEDIATE ++++
    *                            $10,000                $10,000                         $10,000
 1993                            $11,022                $10,768                         $10,506
 1994                            $10,593                $10,454                         $10,155
 1995                            $12,499                $12,386                         $11,839
 1996                            $13,109                $12,835                         $12,216
-----------------------------------------------------------------------------------------------

Total                            $57,223                $56,443                         $54,716
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------


FIXED INCOME III FUND

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,488       4.88%
Inception           $  13,109       7.16%#


LEHMAN BROTHERS AGGREGATE BOND INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,363       3.63%
Inception           $  12,835       6.58%#


LIPPER-C- INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,318       3.18%
Inception           $  12,216       5.48%#

   * Assumes initial investment on February 1, 1993. Lipper Index comparison for the initial investment began January 1, 1993.

  ** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman
     Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

  ++ Prior to April 1, 1995, fund performance results are reported gross of investment management fees. For the period following April 1, 1995, fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the fund's managers upon request.

++++ Lipper-C- Intermediate (5-10 Yr.) Investment Grade Debt Funds Average is the average total return for the universe of funds within the Intermediate Investment Grade Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates. This type of funds invests at least 65% of assets in U.S. Treasury Bills, Notes and Bonds with average maturities of five to ten years.

   # Annualized.


116  Fixed Income III Fund

FIXED INCOME III FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1996, the Fixed Income III Fund had a total return of 4.9%, as compared to the Lehman Brothers Aggregate Bond Index results of 3.6%. The Fund outperformed the Index primarily due to the strong performance of non-investment grade and emerging markets debt holdings, which significantly improved performance during the year.

PORTFOLIO HIGHLIGHTS
Although 1996 was a difficult year for fixed income investors to generate strong returns, investors found opportunities in two of the riskier segments of the bond market--high yield US bonds and emerging markets debt. High yield bonds rewarded investors willing to accept the underlying credit risks. However, the performance opportunity was even more significant in emerging markets debt which produced dramatic gains for the year.

The strategy of the Fixed Income III Fund was well suited to the investment environment in 1996. There were few opportunities to generate significant returns in the investment grade market. The Fund managers found better performing alternatives in other segments of the global bond market. In addition to generating healthy returns from both high yield and emerging markets holdings, the Fund managers also found above average return opportunities in some developed foreign markets, including Canada. Within the investment grade market, the managers used effective security selection in mortgage-backed securities to add value. Duration was the only materially negative factor in the Fund's performance as interest rates rose during the course of the year.


-------------------------------------------------------------------
TOP TEN ISSUERS
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

United States Treasury                                    19.4%
Federal Home Loan Mortgage Corp.                          15.0
Federal National Mortgage Association                      8.0
Government National Mortgage Association                   7.7
Time Warner, Inc.                                          1.8
United Mexican States                                      1.1
EQCC Home Equity Loan Trust                                1.0
Government of Canada                                       1.0
BankAmerica Corp.                                          0.8
Receivables Capital Corp.                                  0.8

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Weighted Average Quality Diversification                    AA
Weighted Average Years-to-Maturity                   8.3 Years
Weighted Average Duration                            4.9 Years
Current Yield (SEC 30-day standardized)                   6.2%
Number of Issues                                           302
Number of Issuers                                          237

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS                                       STYLES

BEA Associates                                  Broad Market-Sector
                                                  Rotation
Pacific Investment Management Co.               Broad Market-Sector
                                                  Rotation
Standish, Ayer & Wood, Inc.                     Broad Market-Sector
                                                  Rotation

-------------------------------------------------------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                      Fixed Income III Fund  117

FIXED INCOME III FUND

STATEMENT OF NET ASSETS

December 31, 1996

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                      ----------     ----------

LONG-TERM INVESTMENTS - 93.7%
ASSET-BACKED SECURITIES - 5.5%
American Airlines, Inc.
  Series 1990-P
    10.600% due 03/04/09                              $    1,013     $    1,254
Asset Securitization Corp.
  Series 1996-MD6 Class A1C
    7.040% due 11/13/26                                      800            811
CIT RV Grantor Trust
  Series 1994-A Class A
    4.900% due 07/15/09                                      750            732
Cityscape Home Equity Loan Trust
  Pass-thru Certificate
  Series 1996-2 Class A2
    7.200% due 04/25/11                                      850            861
EQCC Home Equity Loan Trust
  Series 1996-4 Class A1
    5.790% due 12/15/02                                    3,300          3,300
Equicon Home Equity Loan Trust
  Series 1993-1 Class A
    5.850% due 11/18/12                                       27             27
Fleetwood Credit Corp. Grantor Trust
  Series 1994-B Class A
    6.750% due 03/15/10                                      455            455
Fund America Investors Corp. II
  Pass-thru Certificate
  Series 1993-F Class A-1
    5.400% due 09/25/09                                      122            117
Green Tree Financial Corp.
  Series 1995-5 Class A3
    6.250% due 10/15/25                                      600            600
  Series 1995-6 Class A3
    6.650% due 11/15/25                                      560            564
  Series 1995-8 Class A2
    6.150% due 12/15/26 (b)                                  950            952
Greenwich Capital Acceptance, Inc.
  Series 1994 Class A-1
    8.630% due 11/25/24 (b)                                  466            476
Merrill Lynch Mortgage Investors, Inc.
  Mortage Pass-thru Certificate
  Series 1996-C2 Class A2
    6.820% due 11/21/28 (b)                                  340            343
Morgan Stanley Capital I, Inc.
  Mortage Pass-thru Certificate
  Series 1996 - WF1 Class X
    1.423% due 01/15/13 (b)                                3,450            276
Prudential Home Mortgage Securities Co.
  Mortgage Pass-thru Certificate
  Series 189
    10.000% due 11/01/19                                      16             17
  Series 1992-51 Class A-8
    8.000% due 02/25/23                                      500            504
Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1995-1 Class 2-C
    7.500% due 10/25/28 (b)                                  325            328
  Series 1995-C1 Class C
    6.900% due 02/25/27 (b)                                  300            295
Resolution Trust Corp.
  Series 1994 - C2 Class G
    8.000% due 04/25/25                                      311            279
  Series 1994-1 Class M-2
    7.750% due 09/25/29                                      425            429
Salomon Brothers Mortgage Securities VII, Inc.
  Mortgage Pass-thru Certificate
  Series 1994-16 Class A
    8.316% due 11/25/24 (b)                                  902            927
Structured Asset Securities Corp.
  Mortgage Pass-thru Certificate
  Series 1996-CFL Class A1C
    5.944% due 02/25/28                                      470            459
  Series 1996-CFL Class C
    6.525% due 02/25/28                                      300            290
The Money Store Home Equity Loan Trust
  Series 1996-B Class A5
    7.180% due 12/15/14                                      825            838
The Money Store Trust
  Series 1996-A Class A5
    6.850% due 06/15/19                                      800            801
UCFC Home Equity Loan Trust
  Series 1994-B Class A-6
    7.100% due 06/10/23                                      194            196
                                                                     ----------

                                                                         16,131
                                                                     ----------

CORPORATE BONDS AND NOTES - 23.4%
Aames Financial Corp.
    9.125% due 11/01/03                                      475            485
ADT Operations, Inc.
    8.250% due 08/01/00                                      375            397
Advanta National Bank
    6.450% due 10/30/00                                      825            813
AK Steel Corp.
   10.750% due 04/01/04                                      700            765
American Airlines Class A-1
    9.710% due 01/02/07                                      350            392
American Standard, Inc.
   10.875% due 05/15/99                                      375            400
AMR Corp. (MTN)
    9.950% due 03/07/01                                    1,000          1,105


118  Fixed Income III Fund

FIXED INCOME III FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------
Anchor Bancorp, Inc.
    8.937% due 07/09/03                               $      150     $      150
Armco, Inc.
    9.375% due 11/01/00                                      265            266
AT&T Capital Corp. (MTN)
    6.030% due 10/27/97                                    1,050          1,052
Banesto Delaware, Inc.
    8.250% due 07/28/02                                    1,000          1,060
Bank of Boston Capital Trust I
    8.250% due 12/15/26                                    1,500          1,530
Beaver Valley Funding Corp. II
    8.625% due 06/01/07                                      205            199
BellSouth Capital Funding Corp.
    6.040% due 11/15/26                                      750            741
BellSouth Telecommunications, Inc.
    5.850% due 11/15/45                                    1,100          1,083
Capital One Bank (MTN)
    8.125% due 03/01/00                                      325            338
    6.875% due 04/24/00                                      400            401
Century Communications Corp.
    9.500% due 08/15/00                                      450            462
Chase Manhattan Corp. New
    6.250% due 01/15/06                                      310            294
Chelsea GCA Realty, Inc.
    7.750% due 01/26/01                                      550            557
Chevy Chase Savings Bank
    9.250% due 12/01/05                                      500            510
Citicorp
    6.750% due 08/15/05                                      350            343
    7.125% due 09/01/05                                      440            443
Clark Oil & Refining Corp.
    9.500% due 09/15/04                                      200            203
Cleveland Electric Illum Co.
    7.625% due 08/01/02                                      570            571
    9.375% due 03/01/17                                    1,000          1,026
CMS Energy Corp.
    9.500% due 10/01/97 (b)                                1,000          1,024
Coast Federal Bank
   13.000% due 12/31/02                                      250            277
Coast Savings Financial, Inc.
   10.000% due 03/01/00                                      275            285
Colonial Realty L.P.
    7.500% due 07/15/01                                      825            835
Comcast Corp.
    9.125% due 10/15/06                                      300            308
   10.625% due 07/15/12                                      275            300
Conseco Financing Trust II
    8.700% due 11/15/26                                      675            679
Contifinancial Corp.
    8.375% due 08/15/03                                      450            464
Continental Airlines, Inc.
    9.500% due 12/15/01                                      710            722
Crown Packaging Enterprises Step Up Bond
    Zero Coupon due 08/01/06                                 300             80
CTC Mansfield Funding Corp.
   10.250% due 03/30/03                                      997          1,012
Delta Air Lines, Inc.
   10.375% due 02/01/11                                      330            404
Dime Bancorp, Inc.
   10.500% due 11/15/05                                      395            435
EnviroSource, Inc.
    9.750% due 06/15/03                                      300            282
ERAC USA Finance Co. (MTN)
    6.350% due 01/15/01                                      800            788
ERP Operating, L.P.
    8.500% due 05/15/99                                      425            440
Exide Corp.
   10.750% due 12/15/02                                      250            261
   10.000% due 04/15/05                                      300            311
Falcon Holdings Group, L.P.
  PIK Series B
   11.000% due 09/15/03                                      275            248
Federal Realty Investment Trust
    8.875% due 01/15/00                                      725            763
Ferrellgas Partners LP Series B
    9.375% due 06/15/06                                      425            429
First Nationwide Holdings
   12.500% due 04/15/03                                    1,510          1,691
   12.250% due 05/15/01                                      425            479
First USA Bank
    5.850% due 02/22/01                                      475            456
Forcenergy, Inc.
    9.500% due 11/01/06                                      900            938
Ford Motor Credit Co.
    6.850% due 08/15/00                                      600            606
Fresenius Medical Care Capital Trust
    9.000% due 12/01/06                                      225            229
Gaylord Container Corp. Step Up Bond
   12.750% due 05/15/05 (b)                                  165            182
General Motors Acceptance Corp.
    6.900% due 06/06/00                                      280            284
General Motors Acceptance Corp. (MTN)
    8.500% due 01/31/00                                      600            634
    6.625% due 04/24/00                                      600            603
    7.375% due 04/15/99                                      750            767
Goldman Sachs Group, L.P.
    6.375% due 06/15/00                                    1,050          1,043
Guangdong International Trust & Investment Corp.
    8.750% due 10/24/16                                      800            811


                                                      Fixed Income III Fund  119

FIXED INCOME III FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Healthsouth Rehabilitation Corp.
    9.500% due 04/01/01                               $      775     $      822
Hills Stores Co. Series B
   12.500% due 07/01/03                                      260            231
Homeside, Inc. Series B
   11.250% due 05/15/03                                      375            418
ISP Holdings, Inc.
    9.000% due 10/15/03                                      450            457
Israel Electric Corp., Ltd.
    7.250% due 12/15/06                                    1,900          1,889
Loewen Group International, Inc.
    7.750% due 10/15/01                                      225            229
    8.250% due 10/15/03                                      650            659
Long Island Lighting Co.
    9.000% due 11/01/22                                      680            716
Mellon Capital I Series A
    7.720% due 12/01/26                                      950            930
Merrill Lynch & Co., Inc.
    6.000% due 01/15/01                                      300            294
MFS Communications, Inc. Step Up Bond
    Zero coupon due 01/15/06                                 500            364
Nabisco, Inc.
    8.000% due 01/15/00                                    2,000          2,077
Niagara Mohawk Power Corp.
    5.875% due 09/01/02                                      490            434
    7.375% due 08/01/03                                      190            178
Noranda, Inc.
    8.625% due 07/15/02                                      775            836
NWA Trust
   13.875% due 06/21/08                                       90            107
NWCG Holdings Corp. Series B
    Zero coupon due 06/15/99                               1,075            898
  Ocwen Federal Bank
   12.000% due 06/15/05                                      325            357
Ocwen Financial Corp.
   11.875% due 10/01/03                                      425            458
PDV America, Inc.
    7.875% due 08/01/03                                      830            831
Peters (JM), Co.
   12.750% due 05/01/02                                      280            266
Prime Succession Acquisition Co.
   10.750% due 08/15/04                                      400            433
Public Service Co., New Hampshire
  Series B
    9.170% due 05/15/98                                    1,500          1,534
Riggs Capital Trust
    8.625% due 12/31/26                                      225            221
Riggs National Corp.
    9.650% due 06/15/09                                      875          1,011
Rose Hills Acquisition Corp.
    9.500% due 11/15/04                                      475            485
Safeway, Inc.
   10.000% due 12/01/01                                      400            449
Salomon, Inc.
    7.750% due 05/15/00                                      500            513
    7.000% due 05/15/99                                      250            252
Salomon, Inc. (MTN)
    7.125% due 08/01/99                                      425            430
    6.625% due 11/30/00                                      625            620
Smith Barney Holdings, Inc.
    7.980% due 03/01/00                                      325            338
Specialty Equipment Co, Inc.
   11.375% due 12/01/03                                      100            109
Spieker Properties, LP
    6.950% due 12/15/02                                      500            496
Summit Communications Group, Inc.
   10.500% due 04/15/05                                      595            655
Taubman Realty Group, L.P.
    8.000% due 06/15/99                                      450            460
Time Warner, Inc.
    6.460% due 08/15/00 (b)                                  625            628
    7.975% due 08/15/04                                      375            382
    8.110% due 08/15/06                                      750            769
    8.180% due 08/15/07                                      750            770
    9.150% due 02/01/23                                      675            732
    6.850% due 01/15/26                                    2,080          2,028
Toledo Edison Co.
    8.700% due 09/01/02                                      500            497
Toledo Edison Co. (MTN)
    8.000% due 12/31/98                                      500            501
Transamerica Capital I
    7.800% due 12/01/26                                      365            354
Transco Energy Co.
    9.375% due 08/15/01                                      500            551
Turner Broadcasting Systems, Inc.
    8.375% due 07/01/13                                      575            587
UCC Investors Holding, Inc. Step Up Bond
    Zero coupon due 05/01/05                                 230            198
Union Planters Capital Trust Series A
    8.200% due 12/15/26                                      675            669
United Companies Financial Corp.
    9.350% due 11/01/99                                      375            396
United Technologies Corp.
    8.875% due 11/15/19                                      170            200
USAir, Inc.
   10.000% due 07/01/03                                      460            466
USF&G Corp.
    8.375% due 06/15/01                                      250            266
Viacom, Inc.
    7.750% due 06/01/05                                    1,775          1,747
Wellsford Residential Property Trust
    9.375% due 02/01/02                                      475            517
                                                                     ----------

                                                                         68,371
                                                                     ----------


120  Fixed Income III Fund

FIXED INCOME III FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

EURODOLLAR BONDS - 4.2%
Argentina, Republic of
    5.250% due 03/31/23 (b)                           $      250     $      158
Argentina, Republic of Series L
    6.625% due 03/31/05 (b)                                1,960          1,703
Auxiliaire Du Credit
    5.332% due 09/25/02 (b)                                  290            278
Brazil, Federal Republic of
    6.688% due 01/01/01 (b)                                  455            441
Cemex SA (MTN)
    8.500% due 08/31/00                                    1,000            989
Columbia, Republic of
    7.250% due 02/15/03                                      270            263
Companhia Petroleo Ipiranga
    8.625% due 02/25/02 (b)                                  650            653
Credit Fonc France
    8.000% due 01/14/02                                      655            693
Credit Lyonnais
    6.625% due 09/19/49 (e)                                  230            226
Fifth Mexican Acceptance Corp. Class A
    8.000% due 12/15/98                                      800            208
Hong Kong & Shanghai Bank
    6.000% due 08/29/49 (e)                                  625            545
Indah Kiat Paper & Pulp
    8.875% due 11/01/00                                      325            323
Mexico (United Mexican States)
   11.375% due 09/15/16                                      800            842
    6.375% due 12/31/19 (b)                                1,000            861
    6.453% due 12/31/19 (b)                                2,000          1,723
Midland Bank
    6.063% due 12/31/49 (e)                                   60             53
Poland, Government of
    6.500% due 10/27/24 (b)                                  425            413
Russia Vnesh Interest
   12.000% due 12/31/16                                      800            555
Skandinaviska Enskilda Banken
    8.125% due 09/06/49 (e)                                  475            494
Skandinaviska Enskilda
  Series 1 (MTN)
    6.625% due 03/29/49 (e)                                  800            782
                                                                     ----------

                                                                         12,203
                                                                     ----------

MORTGAGE-BACKED SECURITIES - 35.0%
Asset Securitization Corp.
  Mortgage Pass-thru Certificate
  Series 1995-MD4 Class A1
    7.100% due 08/13/29                                      965            977
Collateralized Mortgage Securities Corp.
  Series J Class J-5 CMO
    7.985% due 05/01/17                                    1,608          1,633
FDIC REMIC Trust Series 1994-C1 Class 2A-2
    7.850% due 09/25/25                                      435            441
Federal Home Loan Mortgage Corp.
    7.000% 15 Year TBA (d)                                 1,740          1,739
    6.500% 30 Year TBA (d)                                12,000         11,471
    7.500% 30 Year TBA (d)                                 3,750          3,753
    8.000% 30 Year TBA (d)                                 3,700          3,772
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Group # 17-0214  8.500% due 02/01/17                     1,435          1,506
  Group # C0-0473  7.500% due 08/01/26                     1,109          1,110
  Group # D6-3632  7.000% due 09/01/25                     1,584          1,554
  Group # D6-9873  6.500% due 04/01/26                       775            742
  Group # D7-1531  7.500% due 05/01/26                       189            189
  Group # D7-3397  7.500% due 08/01/26                     1,179          1,180
  Group # D7-4373  7.500% due 09/01/26                       988            989
  Group # G0-0453  6.500% due 03/01/26                       495            474
  Group # G0-0613  7.000% due 12/01/25                     4,750          4,658
  Group # G0-0620  7.000% due 12/01/25                     3,850          3,775
  Group # G1-0614  6.500% due 01/01/12                     4,343          4,264
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Series 1014 Class E
    7.950% due 02/15/20                                      886            896
  Series 1754 Class A
    8.500% due 09/15/20                                    2,688          2,761
Federal Home Loan Mortgage Corp.
  Series 1037 Class Z
    9.000% due 02/15/21                                    1,687          1,774
Federal National Mortgage Association
  Pool # 124032 10.000% due 02/01/05                         369            392
  Pool # 250329  7.000% due 08/01/25                         281            275
  Pool # 250375  6.500% due 09/01/25                       1,878          1,793
  Pool # 250730  7.000% due 09/01/29                         987            965
  Pool # 265289  7.000% due 05/01/24                          85             84
  Pool # 265560  7.941% due 01/01/24 (b)                   2,093          2,150
  Pool # 275296  7.000% due 07/01/24                         443            435
  Pool # 280365  7.000% due 05/01/24                         688            676
  Pool # 303016  6.000% due 10/01/01                       1,195          1,167
  Pool # 303555  7.000% due 09/01/25                       2,075          2,031
  Pool # 307564  7.000% due 06/01/25                         849            832
  Pool # 312494  7.000% due 07/01/25                         411            403
  Pool # 316651  7.000% due 08/01/25                       1,969          1,927
  Pool # 316681  7.000% due 07/01/25                         875            856
  Pool # 317262  7.000% due 07/01/25                         322            315


                                                      Fixed Income III Fund  121

FIXED INCOME III FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

  Pool # 319580  7.000% due 08/01/25                  $      112     $      110
  Pool # 319640  7.000% due 08/01/25                         444            435
  Pool # 324205  7.000% due 09/01/25                         727            712
  Pool # 325918  7.000% due 10/01/25                         342            334
  Pool # 331928  6.500% due 01/01/26                          51             49
  Pool # 334652  6.500% due 01/01/26                         813            776
  Pool # 338417  6.500% due 05/01/26                          25             24
  Pool # 343084  6.500% due 04/01/26                         771            735
  Pool # 343809  6.500% due 04/01/26                         997            951
Federal National Mortgage Association
    7.000% 7 year TBA (d)                                  2,160          2,169
    7.000% 15 Year TBA (d)                                 2,500          2,497
Federal National Mortgage Association
  REMIC Trust Series 1994-79 Class Z
    7.000% due 04/25/24                                    3,011          2,644
Government National Mortgage Association
  Pool # 008288  7.125% due 09/20/23 (b)                     669            683
  Pool # 008302  7.000% due 10/20/23 (b)                   1,098          1,119
  Pool # 008346  7.000% due 12/20/23 (b)                     783            800
  Pool # 008528  7.000% due 10/20/24 (b)                   2,682          2,743
  Pool # 008530  7.000% due 10/20/24 (b)                   2,274          2,327
  Pool # 146513  9.000% due 05/15/16                         498            534
  Pool # 147482  9.000% due 04/15/16                         269            288
  Pool # 159768  9.000% due 07/15/16                         438            470
  Pool # 159949  9.000% due 09/15/16                         447            480
  Pool # 183723  9.000% due 12/15/16                          85             92
  Pool # 297864  9.000% due 10/15/21                          97            103
  Pool # 330255  7.500% due 07/15/23                          76             77
  Pool # 342022  7.500% due 05/15/23                          84             85
  Pool # 345644  7.500% due 03/15/24                          75             75
  Pool # 346746  7.000% due 09/15/23                         544            534
  Pool # 348193  7.500% due 07/15/23                         509            512
  Pool # 352050  7.000% due 10/15/23                         438            430
  Pool # 352129  9.000% due 08/15/24                         510            538
  Pool # 361036  7.500% due 07/15/23                         110            111
  Pool # 373789  7.500% due 10/15/23                         142            142
  Pool # 380708  9.000% due 01/15/25                         143            151
  Pool # 380893  7.500% due 03/15/24                         362            363
  Pool # 385312  9.000% due 11/15/24                         484            512
  Pool # 389622  9.000% due 10/15/24                         328            346
  Pool # 393772  9.000% due 04/15/25                         758            798
  Pool # 403241  9.000% due 02/15/25                         412            436
  Pool # 403995  9.000% due 11/15/24                          48             50
  Pool # 417192  7.000% due 01/15/26                       2,412          2,361
  Pool # 421389  6.500% due 04/15/26                         495            472
  Pool # 780029  9.000% due 11/15/24                         319            342
Government National Mortgage Association
    7.000% 30 Year TBA (d)                                 5,000          4,891
    8.000% 30 Year TBA (d)                                 1,900          1,938
Merrill Lynch Mortgage Investors, Inc.
  Mortage Pass-thru Certificate
  Series 1995-C2 Class D
    7.989% due 06/15/21 (b)                                  697            715
Paine Webber Mortgage Acceptance Corp. IV
  Mortage Pass-thru Certificate
  Series 1995-M1 Class A
    6.700% due 01/15/07                                      720            722
Ryland Mortgage Securities Corp. CMO
  Series 1993-8 Class A
    7.840% due 09/25/23 (b)                                  607            612
                                                                     ----------

                                                                        102,247
                                                                     ----------

NON-US BONDS - 1.1%
Canada, Government of
  Series A-80
    8.000% due 11/01/98                         CAD        4,000          3,111
                                                                     ----------

                                                                          3,111
                                                                     ----------

UNITED STATES GOVERNMENT
AGENCY - 0.5%
Tennessee Valley Authority
    5.980% due 04/01/36                           $        1,450          1,472
                                                                     ----------

                                                                          1,472
                                                                     ----------

UNITED STATES GOVERNMENT
TREASURIES - 21.1%
United States Treasury Bonds
    8.125% due 08/15/19                                    6,085          7,039
    8.750% due 08/15/20                                    1,700          2,094
    7.875% due 02/15/21                                    7,135          8,065
United States Treasury Notes
    5.875% due 07/31/97                                   20,000         20,050
    5.625% due 01/31/98                                      475            475
    6.000% due 08/15/99                                      125            125
    7.750% due 11/30/99                                      280            293
    7.125% due 02/29/00                                      425            438
    6.125% due 07/31/00                                      400            400
    6.125% due 09/30/00                                    5,000          4,997
    5.750% due 10/31/00                                      155            153
    5.625% due 11/30/00                                      400            393


122  Fixed Income III Fund

FIXED INCOME III FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

    6.375% due 03/31/01                               $    2,175     $    2,190
    6.250% due 04/30/01                                    1,300          1,303
    6.625% due 06/30/01                                    7,160          7,275
    5.750% due 08/15/03                                      875            849
    6.500% due 08/15/05                                      725            730
    6.875% due 05/15/06                                    2,400          2,473
United States Treasury Principal Only Strips
    Zero Coupon due 11/15/99                                 650            548
United States Treasury Interest Only Strips
    Zero Coupon due 08/15/08                               1,750            817
    Zero Coupon due 05/15/18                               2,025            471
    Zero Coupon due 02/15/19                               2,050            451
                                                                     ----------

                                                                         61,629
                                                                     ----------

YANKEE BONDS - 2.9%
Bombril SA
    8.000% due 08/26/98                                      400            390
Doman Industries, Ltd.
    8.750% due 03/15/04                                      500            468
Domtar, Inc.
    9.500% due 08/01/16                                      225            247
Fresh Delmonte Produce Series B
   10.000% due 05/01/03                                    1,440          1,375
Gulf Canada Resources, Ltd.
    9.625% due 07/01/05                                    1,590          1,721
    8.350% due 08/01/06                                      200            209
Kabelmedia Holdings Step Up Bond
    Zero Coupon due 08/01/06                                 800            446
Methanex Corp.
    7.750% due 08/15/05                                      900            925
National Westminster Bank PLC
    5.875% due 12/31/99 (b)                                  290            259
Rogers Cantel, Inc.
    9.375% due 06/01/08                                      675            709
Santander Finnish Issuances
    6.525% due 09/30/49 (b)                                  250            248
St. George Bank, Ltd.
    7.150% due 10/01/05                                      775            774
Tembec Finance Corp.
    9.875% due 09/30/05                                      700            654
Videotron Holdings PLC Step Up Bond
    Zero Coupon due 08/15/05 (b)                             210            168
                                                                     ----------

                                                                          8,593
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $271,285)                                                         273,757
                                                                     ----------

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

WARRANTS - 0.0%
Capital Pacific Holdings, Inc.
  2002 Warrants (a)                                        2,212     $        1
                                                                     ----------

TOTAL WARRANTS
(cost $0)                                                                     1
                                                                     ----------

PREFERRED STOCKS - 1.0%
American RE Capital                                       18,100            468
Australia & New Zealand Banking Group, Ltd                 7,200            195
California Federal Bank of Los Angeles Series B            4,500            495
Credit Lyonnais Capital S.C.A. - ADR                       3,500             84
MCI Capital I Series A                                     9,100            228
NB Capital Trust I                                        20,850            516
Newscorp Overseas, Ltd.                                   10,000            227
Texaco Capital Series B                                    4,000             87
Time Warner, Inc. Series M Payment-In-Kind Bond              511            547
Wellsford Residential Property Trust Series B              5,600            142
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $2,933)                                                             2,989
                                                                     ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                        (000)
                                                      ----------

SHORT-TERM INVESTMENTS - 15.2%
BankAmerica Corp.
    5.470% due 01/15/97 (a)(g)                        $    2,500          2,495
Federal Home Loan Mortgage
  Discount Notes
    5.520% due 01/22/97 (a)(g)                             1,600          1,595
Frank Russell Investment Company
  Money Market Fund due on demand (a)                     37,153         37,153
Receivables Capital Corp.
  Discount Notes
    5.720% due 01/15/97 (a)(g)                             2,500          2,494
United States Treasury Bills (f)(g)
    4.975% due 01/23/97 (a)                                  375            374
    4.900% due 03/06/97                                      130            129
    4.950% due 03/13/97                                       90             89
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $44,329)                                                           44,329
                                                                     ----------


                                                      Fixed Income III Fund  123

FIXED INCOME III FUND

December 31, 1996


                                                                       MARKET
                                                                       VALUE
                                                                       (000)
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $318,547)(c) - 109.9%                               $  321,076

OTHER ASSETS AND LIABILITIES,
NET, INCLUDING OPTIONS WRITTEN - (9.9%)                                 (28,999)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  292,077
                                                                     ----------
                                                                     ----------


(a)  At cost, which approximates market.
(b)  Adjustable or floating rate security.
(c)  See Note 2 for federal income tax information.
(d)  Forward Commitment. See Note 2.
(e)  Perpetual floating rate note.
(f) Held as collateral by the custodian in connection with futures contracts purchased and options written by the Fund.
(g)  Rate noted is yield-to-maturity (unaudited).

ABBREVIATIONS:
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
MTN - Medium Term Note
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit

FOREIGN CURRENCY ABBREVIATIONS:
CAD - Canadian dollar
DEM - German mark
USD - U.S. dollar


        The accompanying notes are an integral part of the financial statements.


124  Fixed Income III Fund

FIXED INCOME III FUND

December 31, 1996


                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                      ----------  --------------

FUTURES CONTRACTS
(Notes 2 and 3)

United States Treasury 10 Year Note
  Futures Contracts
  expiration date 03/97                                      246     $     (238)

United States Treasury 30 Year Bond
  Futures Contracts
  expiration date 03/97                                       55            (21)
                                                                     ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                            $     (259)
                                                                     ----------
                                                                     ----------


(#) At December 31, 1996, United States Treasury Bills valued at $592 were held as collateral by the custodian in connection with futures contracts purchased and options written by the Fund.


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                         (000)         (000)
                                                       ---------     ----------

PUT OPTIONS WRITTEN
(Notes 2 and 3)


Eurodollar Financial Futures Contracts
  strike price 93.00
  expiration date 03/97                                $  20,000*    $        1
                                                                     ----------

Total Liability for Put Options Written
(premiums received $8)(#)                                            $        1
                                                                     ----------
                                                                     ----------

 *   Represents 20 contracts.


FORWARD FOREING CURRENCY EXCHANGE CONTRACTS
(Note 2)


                                                     UNREALIZED
CONTRACTS TO     IN EXCHANGE                        APPRECIATION
  DELIVER            FOR         SETTLEMENT        (DEPRECIATION)
   (000)            (000)           DATE                (000)
------------     ------------    ----------        --------------
USD    2,912     DEM    4,317      01/16/97        $         (104)
USD    2,499     DEM    3,742      01/24/97                   (63)
USD      758     CAD    1,000      03/06/97                   (24)
DEM    4,317     USD    3,017      01/16/97                   209
DEM    3,742     USD    2,586      01/24/97                   150
CAD    4,314     USD    3,241      02/24/97                    79
CAD    1,000     USD      736      03/06/97                     2
                                                   --------------
                                                   $          249
                                                   --------------
                                                   --------------


        The accompanying notes are an integral part of the financial statements.


                                                      Fixed Income III Fund  125

FIXED INCOME III FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996



ASSETS
Investments at market (identified cost $318,547,130)(Note 2) . . . . . . . . . . . . . . . . . . . .     $   321,076,450
Forward foreign currency exchange contracts (cost $15,748,446)(Note 2) . . . . . . . . . . . . . . .          15,557,091
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,864,883
  Investments sold (regular settlement). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,342,942
  Investments sold (delayed settlement)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . .           1,922,813
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             802,153
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,521
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         350,572,853

LIABILITIES
Payables:
  Investments purchased (regular settlement) . . . . . . . . . . . . . . . . . .     $     5,699,944
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . .          34,749,911
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,220,781
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             167,575
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              88,240
  Daily variation margin on futures contracts (Notes 2 and 3)  . . . . . . . . .             260,938
Forward foreign currency exchange contracts
  (cost $15,748,446)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . . .          15,307,631
Options written, at market value
  (premiums received $7,892) (Notes 2 and 3) . . . . . . . . . . . . . . . . . .                 500
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          58,495,520
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   292,077,333
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . .     $      (114,184)
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (3,109,188)
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,529,320
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (258,750)
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,392
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             248,967
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             287,295
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         292,486,481
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   292,077,333
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share
  ($292,077,333 divided by 28,729,493 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $10.17
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


126  Fixed Income III Fund

FIXED INCOME III FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996


INVESTMENT INCOME
Income:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    16,494,106
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,407,891
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             135,012
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          19,037,009

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     1,483,876
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             201,352
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             137,801
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .              34,522
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              24,515
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              60,712
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,673
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . .               6,073
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,160
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,978,684
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          17,058,325
                                                                                                         ---------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (738,831)
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (72,986)
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              89,258
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . .             226,269            (496,290)
                                                                                     ---------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,538,381)
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (566,352)
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,331
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . .             263,015          (2,840,387)
                                                                                     ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (3,336,677)
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $    13,721,648
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


                                                      Fixed Income III Fund  127

FIXED INCOME III FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,



INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    17,058,325     $    13,968,646
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .            (496,290)          4,237,925
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .          (2,840,387)         15,154,245
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .          13,721,648          33,360,816

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (17,125,005)        (14,094,063)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . .            (261,860)                 --
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .          43,277,737          66,578,025
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .          39,612,520          85,844,778
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         252,464,813         166,620,035
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR
  (including accumulated distributions in excess of net investment income of $114,184 and undistributed net investment income of
  $66,680, respectively) . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   292,077,333     $   252,464,813
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


128  Fixed Income III Fund

FIXED INCOME III FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994          1993++
                                                              --------       --------       --------       --------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $  10.34       $   9.37       $  10.44       $  10.00
                                                              --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .       .64            .67            .66            .49
  Net realized and unrealized gain (loss) on investments . .      (.16)           .97          (1.07)           .52
                                                              --------       --------       --------       --------

  Total Income From Investment Operations. . . . . . . . .         .48           1.64           (.41)          1.01
                                                              --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .        (.64)          (.67)          (.66)          (.48)
  In excess of net investment income . . . . . . . . . . .        (.01)            --             --             --
  Net realized gain on investments . . . . . . . . . . . .          --             --             --           (.08)
  In excess of net realized gain on investments. . . . . .          --             --             --           (.01)
                                                              --------       --------       --------       --------

  Total Distributions. . . . . . . . . . . . . . . . . . .        (.65)          (.67)          (.66)          (.57)
                                                              --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $  10.17       $  10.34       $   9.37       $  10.44
                                                              --------       --------       --------       --------
                                                              --------       --------       --------       --------

TOTAL RETURN (%)(a)(b) . . . . . . . . . . . . . . . . . .        4.88          17.99          (3.89)         10.22

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets (b)(c). .         .73            .61            .20            .20
  Operating expenses, gross, to average net assets (b)(c).         .73            .61            .20            .40
  Net investment income to average net assets (b)(c) . . .        6.32           6.83           7.02           6.30
  Portfolio turnover (c) . . . . . . . . . . . . . . . . .      144.26         141.37         134.11         181.86
  Net assets, end of year ($000 omitted) . . . . . . . . .     292,077        252,465        166,620        124,234
  Per share amount of fees waived ($ omitted). . . . . . .          --             --             --          .0003
  Per share amount of fees reimbursed ($ omitted). . . . .          --             --             --          .0154



++   For the period January 29, 1993 (commencement of operations) to
     December 31, 1993.
(a)  Periods less than one year are not annualized.
(b) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.
     See Note 4.
(c)  The ratios for the period ended December 31, 1993 are annualized.


                                                      Fixed Income III Fund  129

MONEY MARKET FUND

STATEMENT OF NET ASSETS

December 31, 1996


                                                             PRINCIPAL                       DATE
                                                              AMOUNT                          OF           VALUE
                                                              (000)           RATE         MATURITY*       (000)
                                                            ----------     ----------     ----------     ----------

YANKEE CERTIFICATES OF DEPOSIT - 14.1%
Bayerische Vereinsbank                                      $   25,000          5.340%      03/24/97     $   25,000
Canadian Imperial Bank                                          15,000          5.420       01/08/97         15,000
Dresdner Bank                                                    5,000          5.850       05/06/97          5,000
Landesbank Hessen Thuringen                                     25,000          5.350       03/31/97         25,000
                                                                                                         ----------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $70,000)                                                          70,000
                                                                                                         ----------

CORPORATE BONDS AND NOTES - 16.3%
Ford Motor Credit Co.                                            2,450          7.875       01/15/97          2,452
Ford Motor Credit Co.                                            3,675          9.500       05/30/97          3,727
General Motors Capital Corp. MTN                                10,000          7.500       02/28/97         10,025
General Motors Capital Corp. MTN                                10,000          7.000       05/19/97         10,033
Goldman Sachs Group L.P. (a)                                    25,000          4.895       02/25/97         25,000
Merrill Lynch & Co., Inc. (a)                                   25,000          5.660       04/28/97         24,998
Norwest Corp. MTN                                                2,000          7.875       01/30/97          2,003
Olympic Automobile Receivables Trust                             2,793          5.616       09/15/97          2,793
                                                                                                         ----------

TOTAL CORPORATE BONDS AND NOTES (cost $81,031)                                                               81,031
                                                                                                         ----------

DOMESTIC COMMERCIAL PAPER - 25.5%
Associates Corp. of North America                               15,587          7.000       01/02/97         15,587
Centric Funding Corp.                                            7,000          5.320       02/06/97          6,963
Centric Funding Corp.                                           10,000          5.340       03/03/97          9,910
Corestates Capital Corp. (a)                                    25,000          5.470       07/29/97         25,000
First Chicago Financial Corp.                                   15,000          5.320       02/27/97         14,874
First Deposit Master Trust                                      10,000          5.330       02/12/97          9,938
First Deposit Master Trust                                      15,000          5.320       02/28/97         14,871
General Electric Capital Corp. (a)                              20,000          5.437       02/21/97         20,000
Sigma Finance Corp.                                             10,000          5.370       03/05/97          9,906
                                                                                                         ----------

TOTAL DOMESTIC COMMERCIAL PAPER (cost $127,049)                                                             127,049
                                                                                                         ----------

YANKEE COMMERCIAL PAPER - 3.8%
Bank of Nova Scotia                                             10,000          5.320       03/06/97          9,905
Societe Generale Montreal                                        9,000          5.320       02/24/97          8,928
                                                                                                         ----------

TOTAL YANKEE COMMERCIAL PAPER (cost $18,833)                                                                 18,833
                                                                                                         ----------

EURODOLLAR CERTIFICATES OF DEPOSITS - 10.1%
Bank of Tokyo Mitsubishi                                        19,000          5.470       02/05/97         19,000
Bank of Tokyo Mitsubishi                                         7,700          5.520       03/05/97          7,700
Banque Nationale de Paris                                       10,000          5.435       03/13/97         10,000
Philip Morris                                                    3,523          7.500       04/02/97          3,537
Toronto Dominion Bank                                           10,000          5.950       06/05/97         10,000
                                                                                                         ----------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSITS (cost $50,237)                                                     50,237
                                                                                                         ----------


130  Money Market Fund

MONEY MARKET FUND

December 31, 1996


                                                             PRINCIPAL                       DATE
                                                              AMOUNT                          OF           VALUE
                                                              (000)           RATE         MATURITY*       (000)
                                                            ----------     ----------     ----------     ----------

EURODOLLAR COMMERICAL PAPER - 2.0%
Banco Real SA Grand Cayman                                  $   10,000          5.315%      04/15/97     $    9,846
                                                                                                         ----------

TOTAL EURODOLLAR COMMERICAL PAPER (cost $9,846)                                                               9,846
                                                                                                         ----------

EURODOLLAR TIME DEPOSITS - 9.3%
Bank of America Toronto                                         10,000          5.420       03/11/97         10,000
Bank of Nova Scotia                                             10,000          5.469       03/07/97         10,000
Banque Nationale de Paris                                       10,000          5.410       02/18/97         10,000
Societe Generale                                                10,000          5.400       02/20/97         10,000
Societe Generale                                                 6,000          5.520       04/30/97          6,000
                                                                                                         ----------

TOTAL EURODOLLAR TIME DEPOSITS (cost $46,000)                                                                46,000
                                                                                                         ----------

UNITED STATES GOVERNMENT AGENCIES - 13.1%
Aid to Chile Guaranteed Note (LIBOR Floater)(a)                 13,474          5.813       06/01/05         13,488
Aid to INH Portugal Guaranteed Note (LIBOR Floater)(a)          12,500          5.872       12/01/17         12,723
Federal Farm Credit Bank                                         3,000          5.350       05/12/97          2,995
Federal Home Loan Bank                                           5,000          5.657       02/03/97          4,974
Federal Home Loan Bank                                           8,900          5.250       02/07/97          8,900
Federal National Mortgage Association MTN                       10,000          5.640       09/03/97          9,976
Federal National Mortgage Association MTN (a)                   12,000          5.270       04/04/97         11,989
                                                                                                         ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $65,045)                                                       65,045
                                                                                                         ----------

UNITED STATES GOVERNMENT TREASURIES - 5.0%
United States Treasury Notes                                    10,000          6.625       03/31/97         10,024
United States Treasury Notes                                    15,000          8.500       04/15/97         15,114
                                                                                                         ----------

TOTAL UNITED STATES GOVERNMENT TREASURIES (cost $25,138)                                                     25,138
                                                                                                         ----------

TOTAL INVESTMENTS (amortized cost $493,179)(b) - 99.2%                                                      493,179

OTHER ASSETS AND LIABILITIES, NET - 0.8%                                                                      3,753
                                                                                                         ----------

NET ASSETS - 100.0%                                                                                      $  496,932
                                                                                                         ----------
                                                                                                         ----------


* The interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a)  Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note


        The accompanying notes are an integral part of the financial statements.


                                                          Money Market Fund  131

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996


ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . .     $   493,179,321
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,339,013
                                                                                                         ---------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         499,518,334

LIABILITIES
Payables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     2,517,800
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              68,534
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,586,334
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   496,932,000
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     4,969,320
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         491,962,680
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   496,932,000
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share
  ($496,932,000 divided by 496,932,000 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $1.00
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


132  Money Market Fund

MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996

INVESTMENT INCOME
Income:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    31,843,609


Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     1,437,186
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             182,523
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              33,223
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              30,164
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,627
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,694
                                                                                     ---------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . .           1,696,417
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . .          (1,437,186)
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             259,231
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          31,584,378
                                                                                                         ---------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . .     $    31,584,378
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


                                                          Money Market Fund  133

MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income and net increase
    in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $    31,584,378     $    29,923,729

Distributions to shareholders from net investment income . . . . . . . . . . . .         (31,584,378)        (29,923,729)
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .         (36,710,880)         31,341,062
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .         (36,710,880)         31,341,062
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         533,642,880         502,301,818
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR. . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   496,932,000     $   533,642,880
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


134  Money Market Fund

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                                              --------       --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .     .0549          .0601          .0447          .0342          .0403
                                                              --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .    (.0549)        (.0601)        (.0447)        (.0342)        (.0403)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . .      5.63           6.19           4.57           3.48           4.11

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average daily
    net assets (a) . . . . . . . . . . . . . . . . . . . . .       .05            .06            .05            .07            .08
  Operating expenses, gross, to average daily
    net assets (a) . . . . . . . . . . . . . . . . . . . . .       .30            .26            .05            .07            .08
  Net investment income to average daily net assets (a). . .      5.49           6.01           4.49           3.38           4.04
  Net assets, end of year ($000 omitted) . . . . . . . . . .   496,932        533,643        502,302        415,998        347,464
  Per share amount of fees waived ($ omitted)(b) . . . . . .     .0025          .0020             --             --             --


(a) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment advisory fees. See Note 4.
(b)  See Note 4 for current period amounts.


                                                          Money Market Fund  135

FRANK RUSSELL INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS


1.  ORGANIZATION
    Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 23 different investment portfolios, referred to as "Funds". These financial statements report on nine Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES
    The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

    SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

    The Money Market Fund's portfolio investments are valued on the basis of "amortized cost," a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/premium is assumed. The Money Market Fund is permitted to utilize the amortized cost valuation method in accordance with an exemptive order granted to the Investment Company by the Securities and Exchange Commission, pursuant to which the Board of Trustees of the Investment Company has agreed to adhere to certain conditions. Money market instruments maturing within 60 days of the valuation date held by Funds other than the Money Market Fund are also valued at amortized cost unless the Board of Trustees determines that amortized cost does not represent fair value.

    The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost incurred by each money manager within a particular fund. The Funds may lend portfolio securities but have not done so in 1996.

    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

    AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short-term premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

    FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.


136  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

    It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds. From November 1, 1996 to December 31, 1996, the Fixed Income II and Money Market Funds incurred net realized capital losses of $193,749 and $529, respectively. As permitted by tax regulations, the Fixed Income II and Money Market Funds intend to elect to defer these losses and treat them as arising in the year ending December 31, 1997.

    At December 31, 1996, certain Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                          12/31/01      12/31/02        12/31/03        12/31/04          TOTALS
                         ----------   ------------     ----------     ------------     ------------
     Fixed Income I      $       --   $(11,500,516)    $       --     $         --     $(11,500,516)
     Fixed Income II       (948,478)    (3,534,633)      (698,949)      (1,824,408)      (7,006,468)
     Fixed Income III            --     (2,010,657)            --         (518,716)      (2,529,373)
     Money Market                --             --        (42,377)            (814)         (43,191)


    The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 1996 are as follows:


                                               GROSS            GROSS             NET
                             FEDERAL TAX    UNREALIZED       UNREALIZED      APPRECIATION
                                 COST      APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
                            ------------   ------------    --------------   --------------
     Equity I               $820,493,239   $151,893,605     $(11,925,300)    $139,968,305
     Equity II               324,610,694     58,195,976      (10,040,431)      48,155,545
     Equity III              193,529,711     30,026,198       (1,906,515)      28,119,683
     Equity Q                675,612,218    154,597,050      (10,571,477)     144,025,573
     International           860,476,634    131,600,268      (47,959,574)      83,640,694
     Fixed Income I          709,799,956      7,625,946       (2,820,687)       4,805,259
     Fixed Income II         225,133,438      1,308,263       (1,484,536)        (176,273)
     Fixed Income III        318,713,272      3,963,050       (1,599,872)       2,363,178


    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the International Fund, which generally declares and pays dividends annually, and the Money Market Fund, which declares and records dividends daily and pays monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make a reclassification among certain of its capital accounts without impacting its net asset value.


                                              Notes to Financial Statements  137

FRANK RUSSELL INVESTMENT COMPANY

    The following reclassifications have been made to reflect activity for the year ended December 31, 1996:

                               UNDISTRIBUTED    ACCUMULATED
                               NET INVESTMENT   NET REALIZED      ADDITIONAL
                                   INCOME        GAIN (LOSS)   PAID-IN CAPITAL
                               --------------   ------------   ---------------
          Equity I                $   104,367     $  169,356      $(273,723)
          Equity II                       (13)       (51,693)        51,706
          Equity III                   14,000         32,200        (46,200)
          Equity Q                    120,226        219,649       (339,875)
          International            (2,268,290)     2,409,521       (141,231)
          Fixed Income I              553,553       (469,372)       (84,181)
          Fixed Income II             (22,032)       (27,406)        49,438
          Fixed Income III            147,676        147,517       (295,193)

    EXPENSES: The Funds will pay their own expenses other than those expressly assumed by the Management Company. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets.

    DEFERRED ORGANIZATION EXPENSES: Organization and initial registration costs of the Fixed Income III Fund have been deferred and are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of the underlying securities. Each Fund's Money Manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Money Manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%.

    FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

      (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

      (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

    Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

    It is not practical to isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.


138  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

    DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

    The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that allow them to meet their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into forward foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Fixed Income I, Fixed Income II and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Asset and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at December 31, 1996, are presented on the Statement of Net Assets for the applicable Funds.

    FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

    OPTIONS: The Funds, other than the Money Market Fund, may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell put and call options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

    When a Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.


                                              Notes to Financial Statements  139

FRANK RUSSELL INVESTMENT COMPANY

    The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates. The Funds' activities in written options are conducted through regulated exchanges, which do not result in counterparty credit risks.

    FUTURES: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Fixed Income III Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.  INVESTMENT TRANSACTIONS
    SECURITIES: During the year ended Decemer 31, 1996, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:


                              PURCHASES        SALES                            PURCHASES        SALES
                            ------------   ------------                       ------------   ------------
          Equity I          $933,176,927   $871,489,354     International     $460,546,583   $373,795,797
          Equity II          422,239,882    398,318,200     Fixed Income I     161,700,421    136,765,908
          Equity III         224,202,511    262,877,381     Fixed Income II    160,082,567    135,386,138
          Equity Q           625,372,753    544,583,073     Fixed Income III    86,354,039     68,485,498

    Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:


                              PURCHASES        SALES
                            ------------   ------------
          Fixed Income I    $959,346,185   $913,217,973
          Fixed Income II    399,957,301    392,018,345
          Fixed Income III   410,382,202    341,301,031

    Money Market purchases, sales and maturities of securities (excluding U.S. Government and Agency obligations and repurchase agreements) were $11,240,766,733, $47,903,143 and $11,280,203,430, respectively. Purchases, sales and maturities of U.S. Government and Agency obligations (excluding repurchase agreements) were $125,721,761, $32,053,484 and $54,757,000, respectively.

    OPTIONS WRITTEN AND FUTURES CONTRACTS: Fund transactions in written put options and futures contract purchases for the year ended December 31, 1996 were as follows:

          EQUITY I                                                              FUTURES CONTRACTS

                                                                                         AGGREGATE
                                                                           NUMBER OF   FACE VALUE OF
                                                                           CONTRACTS    CONTRACTS (1)
                                                                           ----------  -------------
            Outstanding December 31, 1995                                         119  $  37,102,257
            Opened                                                                924    251,945,711
            Closed                                                               (971)  (268,442,643)
                                                                           ----------  -------------
            Outstanding December 31, 1996                                          72     20,605,325
                                                                           ----------  -------------
                                                                           ----------  -------------


140  Notes to Financial Statements


FRANK RUSSELL INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS, CONTINUED



          EQUITY II                              WRITTEN PUT OPTIONS            FUTURES CONTRACTS

                                                                                         AGGREGATE
                                              NUMBER OF       PREMIUMS      NUMBER OF  FACE VALUE OF
                                              CONTRACTS       RECEIVED      CONTRACTS   CONTRACTS (1)
                                              ---------      ---------      ---------  -------------
            Outstanding December 31, 1995           130      $  77,607             65  $   7,813,300
            Opened                                  220        150,835            830    150,663,591
            Closed                                 (190)      (132,176)          (765)  (133,518,894)
            Expired                                (130)       (77,607)            --             --
                                              ---------      ---------      ---------  -------------
            Outstanding December 31, 1996            30      $  18,659            130  $  24,957,997
                                              ---------      ---------      ---------  -------------
                                              ---------      ---------      ---------  -------------


            EQUITY III                                                            FUTURES CONTRACTS

                                                                                         AGGREGATE
                                                                           NUMBER OF   FACE VALUE OF
                                                                           CONTRACTS    CONTRACTS (1)
                                                                           ----------  -------------
            Outstanding December 31, 1995                                           7  $   2,171,375
            Opened                                                                259     76,725,418
            Closed                                                               (243)   (72,318,443)
                                                                           ----------  -------------
            Outstanding December 31, 1996                                          23  $   6,578,350
                                                                           ----------  -------------
                                                                           ----------  -------------


          EQUITY Q                                                              FUTURES CONTRACTS

                                                                                         AGGREGATE
                                                                           NUMBER OF   FACE VALUE OF
                                                                           CONTRACTS    CONTRACTS (1)
                                                                           ----------  -------------
            Outstanding December 31, 1995                                          86  $  26,652,892
            Opened                                                                702    180,624,264
            Closed                                                               (750)  (198,681,645)
                                                                           ----------  -------------
            Outstanding December 31, 1996                                          38  $   8,595,511
                                                                           ----------  -------------
                                                                           ----------  -------------


          INTERNATIONAL                                                         FUTURES CONTRACTS

                                                                                         AGGREGATE
                                                                           NUMBER OF   FACE VALUE OF
                                                                           CONTRACTS    CONTRACTS (1)
                                                                           ----------  -------------
            Outstanding December 31, 1995                                         427  $  50,993,954
            Opened                                                              2,100    307,393,674
            Closed                                                             (2,053)  (290,450,807)
                                                                           ----------  -------------
            Outstanding December 31, 1996                                         474  $  67,936,821
                                                                           ----------  -------------
                                                                           ----------  -------------


          FIXED INCOME I                         WRITTEN PUT OPTIONS


                                              NUMBER OF       PREMIUMS
                                              CONTRACTS       RECEIVED
                                              ---------      ---------
            Outstanding December 31, 1995            --      $      --
            Opened                               63,154        101,069
            Expired                             (63,154)      (101,069)
                                              ---------      ---------
            Outstanding December 31, 1996            --      $      --
                                              ---------      ---------
                                              ---------      ---------


                                              Notes to Financial Statements  141


FRANK RUSSELL INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS, CONTINUED



          FIXED INCOME II                         WRITTEN PUT OPTIONS


                                              NUMBER OF       PREMIUMS
                                              CONTRACTS       RECEIVED
                                              ---------      ---------
            Outstanding December 31, 1995            --      $      --
            Opened                               11,000          1,289
            Closed                              (11,000)        (1,289)
                                              ---------      ---------
            Outstanding DECEMBER 31, 1996            --      $      --
                                              ---------      ---------
                                              ---------      ---------


          FIXED INCOME III                       WRITTEN PUT OPTIONS            FUTURES CONTRACTS

                                                                                         AGGREGATE
                                              NUMBER OF       PREMIUMS      NUMBER OF  FACE VALUE OF
                                              CONTRACTS       RECEIVED      CONTRACTS   CONTRACTS (1)
                                              ---------      ---------      ---------  -------------
            Outstanding December 31, 1995            19      $   6,536            337  $  38,102,362
            Opened                               52,856        102,560          1,700    186,378,228
            Closed                              (17,000)        (8,500)        (1,736)  (191,182,715)
            Expired                             (35,855)       (92,703)            --             --
                                              ---------      ---------      ---------  -------------
            Outstanding December 31, 1996            20      $   7,893            301  $  33,297,875
                                              ---------      ---------      ---------  -------------
                                              ---------      ---------      ---------  -------------

(1) The aggregate face value of contracts is computed on the date each contract was opened.

4.  RELATED PARTIES
    MANAGER: Frank Russell Investment Management Company ("FRIMCo" or "Manager") operates and administers all of the Funds which comprise the Investment Company, and manages the Money Market and the U.S. Government Money Market Funds (the U.S. Government Money Market Fund is a series of the Investment Company that is not presented in this report). FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

    For the year ended December 31, 1996, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $25,899,010 before waivers and/or reimbursements. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the table below, of the average daily net assets of the applicable Fund.

                         ANNUAL RATE                        ANNUAL RATE
                         -----------                        -----------
          Equity I          0.60%       Fixed Income I         0.30%
          Equity II         0.75        Fixed Income II        0.50
          Equity III        0.60        Fixed Income III       0.55
          Equity Q          0.60        Money Market           0.25
          International     0.75

    The management contract also provides that if any Fund's expenses (exclusive of interest and taxes) exceed specified limits imposed by the Manager on an annual basis, such excess will be paid by FRIMCo. Prior to May 1, 1996, the Management Agreement provided that Fixed Income III Fund expenses (exclusive of interest and taxes) exceeding 0.75% of the Fund's average daily net assets, on an annual basis, would be reimbursed by FRIMCo. Effective May 1, 1996, the Manager voluntarily agreed to waive a portion of its 0.55% management fee, to the extent total fund level expenses for the Fund exceed 0.75% of its average daily net assets on an annual basis. There were no reimbursements or waivers for the Fixed Income III Fund for the year ended December 31, 1996.

    The Manager has voluntarily agreed to waive its 0.25% management fee for the Money Market Fund. The amount of such waiver for the year ended December 31, 1996 was $1,437,186.


142  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

    BOOKKEEPING SERVICES: Fees for bookkeeping services provided to the Funds are paid or accrued to Frank Russell Company, an affiliate of the Investment Company. Frank Russell Company provides its Portfolio Verification System ("PVS") to the Funds, except the Money Market Fund, pursuant to a written Service Agreement. The PVS computerized database system records detailed transactions data for each of the Funds necessary to prepare various financial and Internal Revenue Service accounting reports. The Funds' fees for the year ended December 31, 1996 were $397,073 before waivers. The Manager voluntarily agreed to waive $60,852 of these fees for the International Fund. Effective May 1, 1996, the Manager discontinued waiving these fees for the International Fund. The Service Agreement has been subsequently terminated.

    TAX ACCOUNTING SERVICES: Subsequent to year end the Funds have entered into a contract with State Street Bank and Trust Company for Internal Revenue Service tax accounting reports.

    TRANSFER AGENT: The Funds have a contract with FRIMCo, for the Funds listed above, to provide transfer agent services to the Investment Company. Total fees for the year ended December 31, 1996 were $1,548,745.

    DISTRIBUTOR: Russell Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

    ACCRUED FEES PAYABLE TO AFFILIATES AS OF DECEMBER 31, 1996 WERE AS FOLLOWS:


                                   MANAGEMENT   BOOKKEEPING       TRANSFER
                                      FEES      SERVICE FEES     AGENT FEES       TOTALS
                                   ----------   ------------     ----------     ----------
          Equity I                 $  497,832   $      7,149     $   34,841     $  539,822
          Equity II                   229,836          4,371         15,972        250,179
          Equity III                  114,050          3,346         20,588        137,984
          Equity Q                    424,974          5,818         30,860        461,652
          International               599,666         38,686         30,448        668,800
          Fixed Income I              171,642         15,447         27,129        214,218
          Fixed Income II              90,380          6,943         17,988        115,311
          Fixed Income III            138,146          9,105         20,324        167,575
                                   ----------   ------------     ----------     ----------
                                   $2,266,526   $     90,865     $  198,150     $2,555,541
                                   ----------   ------------     ----------     ----------
                                   ----------   ------------     ----------     ----------

    BROKERAGE COMMISSIONS: The Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Manager. The Funds also paid brokerage commissions for trades executed through Frank Russell Securities, Inc., an affiliate of the Frank Russell Investment Management Company. These commissions are net of a refund (up to 70% of gross commissions) paid back to the Fund effecting such transactions after reimbursement for research services provided to FRIMCo. Amounts retained by Frank Russell Securities, Inc. for the year ended December 31, 1996 were as follows:

          Equity I       $138,610       Equity III           38,154
          Equity II           260       International       159,252

    BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $20,000 per year plus out-of-pocket expenses. Total Trustee expenses were $103,244 for the year ended December 31, 1996, and were allocated to each Fund on a pro rata basis, including 14 affiliated funds not represented herein.

5.  MONEY MARKET FUND
    The funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of december 31, 1996, $226,960,000 of the Money Market Fund's net assets represents investments by these Funds and $269,972,000 represents the investments of other affiliated Funds not presented herein.


                                              Notes to Financial Statements  143

FRANK RUSSELL INVESTMENT COMPANY

6.  SHARE TRANSACTIONS
    Share transactions were as follows:

                                                    SHARES                                 DOLLARS
                                             YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
     EQUITY I                               1996                1995               1996                1995
                                        ----------         -----------       -------------       -------------
     Shares sold                         8,775,051           8,042,540       $ 259,991,186       $ 218,753,104
     Reinvestment of distributions       3,653,485           2,917,909         107,746,730          80,302,078
     Shares redeemed                    (7,566,740)         (7,584,655)       (228,747,218)       (202,526,829)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)             4,861,796           3,375,794       $ 138,990,698       $  96,528,353
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

     EQUITY II

     Shares sold                         3,958,072           3,638,096       $ 119,536,766       $ 101,842,162
     Reinvestment of distributions       1,337,201             938,560          38,886,095          26,562,853
     Shares redeemed                    (2,794,591)         (3,015,897)        (86,009,252)        (85,183,881)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)             2,500,682           1,560,759       $  72,413,609       $  43,221,134
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

     EQUITY III

     Shares sold                         1,683,661           1,995,925       $  50,258,727       $  55,610,295
     Reinvestment of distributions       1,116,778             841,738          32,500,662          24,119,117
     Shares redeemed                    (2,974,943)         (2,546,275)        (90,321,893)        (70,240,276)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)              (174,504)            291,388       $  (7,562,504)      $   9,489,136
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

     EQUITY Q

     Shares sold                         7,321,433           6,435,805       $ 234,003,820       $ 185,897,050
     Reinvestment of distributions       2,845,096           1,857,979          90,801,198          55,099,559
     Shares redeemed                    (5,729,549)         (5,522,121)       (186,870,315)       (155,146,862)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)             4,436,980           2,771,663         137,934,703       $  85,849,747
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

     INTERNATIONAL

     Shares sold                         7,697,721           7,634,975       $ 288,204,022       $ 268,170,784
     Reinvestment of distributions       1,016,218             885,952          37,375,538          31,552,805
     Shares redeemed                    (5,431,548)         (6,215,446)       (203,491,100)       (218,428,369)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)             3,282,391           2,305,481       $ 122,088,460       $  81,295,220
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

     FIXED INCOME I

     Shares sold                        10,114,528          13,120,392       $ 213,565,349       $ 272,492,800
     Reinvestment of distributions       1,613,448           1,572,860          33,578,468          32,941,373
     Shares redeemed                    (9,711,571)        (10,440,155)       (203,926,174)       (215,501,277)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)             2,016,405           4,253,097       $  43,217,643       $  89,932,896
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------


144  Notes to Financial Statements


FRANK RUSSELL INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                    SHARES                                 DOLLARS
                                             YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
     FIXED INCOME II                        1996                1995               1996                1995
                                        ----------         -----------       -------------       -------------
     SHARES SOLD                         4,900,949           5,221,430       $  90,320,507       $  96,387,044
     REINVESTMENT OF DISTRIBUTIONS         518,160             498,074           9,481,619           9,137,877
     SHARES REDEEMED                    (3,169,389)         (3,831,364)        (58,413,181)        (70,723,051)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)             2,249,720           1,888,140       $  41,388,945       $  34,801,870
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

     FIXED INCOME III

     Shares sold                        11,479,120          10,309,335       $ 116,457,798       $ 102,755,822
     Reinvestment of distributions       1,651,840           1,373,663          16,602,395          13,707,352
     Shares redeemed                    (8,829,297)         (5,030,481)        (89,782,456)        (49,885,149)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)             4,301,663           6,652,517       $  43,277,737       $  66,578,025
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------


                                       ON A CONSTANT DOLLAR BASIS
                                         YEAR ENDED DECEMBER 31,
     MONEY MARKET                         1996                1995
                                    --------------      --------------
     Shares sold                     5,832,269,612       4,628,769,576
     Reinvestment of distributions          90,874           1,601,278
     Shares redeemed                (5,869,071,366)     (4,599,029,792)
                                    --------------      --------------
     Net increase (decrease)           (36,710,880)         31,341,062
                                    --------------      --------------
                                    --------------      --------------


                                              Notes to Financial Statements  145

REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholders and Board
of Trustees of Frank Russell Investment Company:

We have audited the accompanying statements of assets and liabilities and statements of net assets of each of the series of Frank Russell Investment Company (in this report comprised of Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I, Fixed Income II, Fixed Income III and Money Market (the "Funds")), as of December 31, 1996, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds enumerated above as of December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with generally accepted accounting principles.

Boston, Massachusetts
February 12, 1997

                                       /s/ COOPERS & LYBRAND L.L.P.


146  Report of Independent Accountants

FRANK RUSSELL INVESTMENT COMPANY

TAX INFORMATION

December 31, 1996 (Unaudited)


Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for their taxable year ended December 31, 1996:

Equity I          $ 70,304,799          Equity Q          $ 60,542,596
Equity II           27,842,647          International       29,519,553
Equity III          19,748,208



                                                            Tax Information  147

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(206) 627-7001


TRUSTEES
George F. Russell, Jr., Chairman
Lynn L. Anderson
Paul E. Anderson
Paul Anton, PhD
William E. Baxter
Lee C. Gingrich
Eleanor W. Palmer

OFFICERS
Lynn L. Anderson, President and Chief Executive Officer
Peter Apanovitch, Manager of Short Term Investment Funds
George W. Weber, Treasurer and Chief Accounting Officer
Randall P. Lert, Director of Investments
Karl Ege, Secretary and General Counsel

MANAGER
Frank Russell Investment Management Company
909 A Street
Tacoma, WA  98402

CONSULTANT
Frank Russell Company
909 A Street
Tacoma, WA  98402

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA  02171

TRANSFER AGENT
Frank Russell Investment Management Company
909 A Street
Tacoma, WA  98402

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young
2600 - One Commerce Square
Philadelphia, PA  19103-7098

INDEPENDENT  ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA  02109

DISTRIBUTOR
Russell Fund Distributors, Inc.
909 A Street
Tacoma, WA  98402

MONEY MANAGERS
EQUITY I
Alliance Capital Management L.P., Minneapolis, MN
BZW Barclays Global Advisors, N.A., San Francisco, CA
Columbus Circle Investors, Stamford, CT
Equinox Capital Management, Inc., New York, NY
INVESCO Capital Management, Inc., Atlanta, GA
Lincoln Capital Management Company, Chicago, IL
Schneider Capital Management, Wayne, PA
Suffolk Capital Management, Inc., New York, NY
Trinity Investment Management Corporation, Boston, MA

EQUITY II
Delphi Management, Inc., Boston, MA
Fiduciary International, Inc., New York, NY
GlobeFlex Capital, L.P., San Diego, CA
Jacobs Levy Equity Management, Inc., Roseland, NJ
Sirach Capital Management, Inc., Seattle, WA
Wellington Management Company, Boston, MA

EQUITY III
Brandywine Asset Management, Inc., Wilmington, DE
Equinox Capital Management, Inc., New York, NY
Trinity Investment Management Corporation, Boston, MA

EQUITY Q
BZW Barclays Global Advisors, N.A., San Francisco, CA
Franklin Portfolio Associates Trust, Boston, MA
J.P. Morgan Investment Management, Inc., New York, NY

INTERNATIONAL
Grantham, Mayo, Van Otterloo & Co., Boston, MA
J.P. Morgan Investment Management, Inc., New York, NY
Marathon Asset Management Limited, London, England
Oechsle International Advisors, Boston, MA
Rowe Price-Fleming International, Inc., Baltimore, MD

FIXED INCOME I
Lincoln Capital Management Company, Chicago, IL
Pacific Investment Management Company, Newport Beach, CA
Standish, Ayer & Wood, Inc., Boston, MA

FIXED INCOME II
BlackRock Financial Management, New York, NY
Standish, Ayer & Wood, Inc., Boston, MA
STW Fixed Income Management, Hamilton, Bermuda

FIXED INCOME III
BEA Associates, New York, NY
Pacific Investment Management Company, Newport Beach, CA
Standish, Ayer & Wood, Inc., Boston, MA

MONEY MARKET
Frank Russell Investment Management Co., Tacoma, WA

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF FRANK RUSSELL INVESTMENT COMPANY. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.


148  Manager and Money Managers

                                        [PHOTO]

                                        FRANK RUSSELL INVESTMENT COMPANY




                               1996 ANNUAL REPORT




                                        DIVERSIFIED EQUITY FUND

                                        SPECIAL GROWTH FUND

                                        EQUITY INCOME FUND

                                        QUANTITATIVE EQUITY FUND

                                        INTERNATIONAL SECURITIES FUND

                                        DIVERSIFIED BOND FUND

                                        VOLATILITY CONSTRAINED BOND FUND

                                        MULTISTRATEGY BOND FUND



                                        December 31, 1996


                                        [LOGO]

               FRANK RUSSELL INVESTMENT COMPANY

               Frank Russell Investment Company is a
               "series mutual fund" with 23 different
               investment portfolios.  These financial
               statements report on eight Funds, each of which has distinct investment objectives and strategies.


               FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

               Responsible for overall management and
               administration of the Funds.


               FRANK RUSSELL COMPANY

               Consultant to Frank Russell
               Investment Management Company.

              FRANK RUSSELL INVESTMENT COMPANY - INTERNAL FEE FUNDS

                                  ANNUAL REPORT

                                DECEMBER 31, 1996



                                TABLE OF CONTENTS

                                                                        Page

     Letter to Our Clients . . . . . . . . . . . . . . . . . . . . . .    1

     Diversified Equity Fund . . . . . . . . . . . . . . . . . . . . .    2

     Special Growth Fund . . . . . . . . . . . . . . . . . . . . . . .   16

     Equity Income Fund. . . . . . . . . . . . . . . . . . . . . . . .   34

     Quantitative Equity Fund. . . . . . . . . . . . . . . . . . . . .   46

     International Securities Fund . . . . . . . . . . . . . . . . . .   60

     Diversified Bond Fund . . . . . . . . . . . . . . . . . . . . . .   88

     Volatility Constrained Bond Fund. . . . . . . . . . . . . . . . .  108

     Multistrategy Bond Fund . . . . . . . . . . . . . . . . . . . . .  118

     Notes to Financial Statements . . . . . . . . . . . . . . . . . .  132

     Report of Independent Accountants . . . . . . . . . . . . . . . .  143

     Tax Information . . . . . . . . . . . . . . . . . . . . . . . . .  144

     Manager and Money Managers. . . . . . . . . . . . . . . . . . . .  145


FRANK RUSSELL INVESTMENT COMPANY - INTERNAL FEE FUNDS
Copyright -C- Frank Russell Company 1996. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

TO OUR CLIENTS

Frank Russell Investment Company is pleased to present its 1996 Annual Report. This report covers information on eight of the Funds and represents the Funds' fifteenth year of operation.

During the past year we have continued our focus on the benefits of multi-manager, multi-style diversification in structuring our funds. We remain committed to providing all of our clients with superior investment solutions across each of our multiple manager and style funds. These efforts proved worthwhile in 1996 as our funds, in general, surpassed their respective benchmarks and attracted many new investors, both creating significant growth in assets.

Frank Russell Investment Management Company continuously evaluates the funds we offer our clients. Each of these funds is carefully monitored by Russell's investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each fund. The Advisors are monitored by the Frank Russell Investment Management Company, using the expertise and advice of the consulting group of Frank Russell Company.

In response to our client's requests and inquiries, the Frank Russell Investment Company opened a new fund, Equity T, during the year. The Fund commenced operations on October 4, 1996. Its investment objective is to provide capital growth focused on an after-tax basis with strategies that invest principally in equity securities. It is an attractive alternative for investors seeking to minimize the impact of taxes on their investment returns. In addition, several existing funds began offering Class C shares under a multiple-class structure. This will provide greater flexibility for pricing and distributing our funds in
the market.   We believe these new investment solutions along with our other funds and services, continue to enhance the investment options that we offer to meet the needs of our clients.

We look forward to having the opportunity to work with you over the upcoming year and continuing to earn your support by exceeding your expectations. Thank you for your continued confidence and investment with Frank Russell Investment Company.


Sincerely,


/s/ George F. Russell, Jr.             /s/ Lynn L. Anderson

George F. Russell, Jr.                 Lynn L. Anderson
Chairman                               President and Chief Executive Officer
Frank Russell Company                  Frank Russell Investment Company

DIVERSIFIED EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


OBJECTIVE:   To provide capital growth and income.

INVESTS IN:  Primarily U.S. equity securities.

STRATEGY:    The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of nine managers with three separate and distinct investment styles.



DATES                 DIVERSIFIED EQUITY   RUSSELL 1000-Registered Trademark- **     LIPPER-C- GROWTH & INCOME ++
    *                            $10,000                                 $10,000                         $10,000
 1987                            $10,694                                 $10,294                         $10,202
 1988                            $12,445                                 $12,068                         $11,724
 1989                            $16,062                                 $15,739                         $14,355
 1990                            $14,936                                 $15,084                         $13,710
 1991                            $19,573                                 $20,066                         $17,660
 1992                            $21,200                                 $21,879                         $19,123
 1993                            $23,434                                 $24,100                         $21,268
 1994                            $23,431                                 $24,192                         $21,049
 1995                            $31,673                                 $33,328                         $27,491
 1996                            $39,048                                 $40,810                         $33,192
----------------------------------------------------------------------------------------------------------------
Total                           $222,496                                $227,560                        $199,774
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------


DIVERSIFIED EQUITY FUND

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  12,329      23.29%
5 Years             $  19,950      14.81%#
10 Years            $  39,048      14.59%#


RUSSELL 1000-Registered Trademark- INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  12,245      22.45%
5 Years             $  20,338      15.26%#
10 Years            $  40,810      15.10%#


LIPPER-C- GROWTH & INCOME FUNDS AVERAGE


PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  12,074      20.74%
5 Years             $  18,795      13.45%#
10 Years            $  33,192      12.75%#


   * Assumes initial investment on January 1, 1987

  ** Russell 1000-Registered Trademark- Index includes the 1,000 largest companies in the Russell 3000-Registered Trademark- Index, the smallest of which is valued at about $1,019 million. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select.

  ++ Lipper-C- Growth & Income Funds Average is the average total return for the universe of funds within the Growth and Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

  #  Annualized.


2  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1996, the Diversified Equity Fund had a total return of 23.3% as compared to the Russell-Registered Trademark- 1000 Index results of 22.5%. The Fund outperformed the Index primarily due to the value added by stock selection throughout the year. Technology stocks provided the greatest source of these opportunities as the Fund was overweighted in this sector for the entire year. The Fund also benefited from an underweighting in utility stocks. Its underweighting in the largest stocks of the Russell 1000 Index had a measurable negative effect on performance but was more than offset by other sources of return.

PORTFOLIO HIGHLIGHTS
The strength of the market in 1996 defied most predictions after the big run-up in 1995. Once again large capitalization stocks dominated with the largest 50 stocks of the Russell 1000 Index up more than 26% for the year while the next largest 150 stocks gained only 20%. It was a downward progression from there with small cap stocks in the Russell 2000-Registered Trademark- Index up only 16.5% for the year. Among Russell 1000 Index economic sectors, the "other" energy sector, which includes oil service, drilling companies, gas distributors and pipelines, was the strongest performer gaining nearly 40%. Technology stocks were not far behind at 38%. The US equity market was a bit more volatile in 1996 than in 1995. A strong sell-off at mid-year was tied to rising interest rates and sparked concerns over the arrival of a seemingly overdue market correction. Technology stocks and small cap issues were the most severely impacted in the market's rather rapid 7% decline in late-June/early-July.

The Diversified Equity Fund's balance of investment styles helped lessen its vulnerability to the market's rotation between sectors during the year. However, common to all of the managers was their ability to produce significant returns in the technology sector throughout most of 1996. The Value managers exploited technology investment opportunities in the aftermath of the June/July sell-off that left many technology stocks at very attractive valuation levels. The added value from this opportunity, the larger exposure to financial services and energy-related stocks, and underweighting to utilities gave the Value group of managers the performance edge for the year, despite the fact that Value stocks in general trailed Growth. In terms of individual stocks, significant contributions were made by the Fund's largest holdings. The biggest position was in Intel which gained over 130% in 1996. Other significant contributors included Chase Manhattan Corp., Cisco Systems, and Boeing.

-------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

Intel Corp.                                                2.9%
Philip Morris Cos., Inc.                                   2.3
Chase Manhattan Corp.                                      1.6
Boeing Corp.                                               1.3
Cisco Systems, Inc.                                        1.3
International Business Machines Corp.                      1.2
Columbia/HCA Healthcare Corp.                              1.1
Johnson & Johnson                                          1.0
American International Group, Inc.                         1.0
Pfizer, Inc.                                               0.9

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Current P/E Ratio                                        19.2x
Portfolio Price/Book Ratio                               3.05x
Market Capitalization - $ - Weighted Average         26.76 Bil
Number of Holdings                                         541

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS                                          STYLES

Alliance Capital Management L.P.                    Growth
BZW Barclays Global Fund Advisors                   Market-Oriented
Columbus Circle Investors                           Growth
Equinox Capital Management, Inc.                    Value
INVESCO Capital Management, Inc.                    Market-Oriented
Lincoln Capital Management Co.                      Growth
Schneider Capital Management                        Value
Suffolk Capital Management, Inc.                    Market-Oriented
Trinity Investment Management Corp.                 Value

-------------------------------------------------------------------


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                      Diversified Equity Fund  3

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 93.4%
BASIC INDUSTRIES - 5.6%
Air Products & Chemicals, Inc.                            20,900     $    1,445
Aluminum Co. of America                                   47,700          3,041
ASARCO, Inc.                                               9,300            231
Bemis Co., Inc.                                            1,600             59
Bethlehem Steel Corp. (a)                                  6,000             54
Cameco Corp.                                              16,100            203
Cytec Industries, Inc.                                     3,700            150
Dow Chemical Co.                                          38,000          2,978
Engelhard Corp.                                            5,300            101
Goodrich (B.F.) Co.                                       42,000          1,701
Hanna (M.A.) Co.                                           1,000             22
Hexcel Corp. (a)                                          95,000          1,544
Illinois Tool Works, Inc.                                 27,500          2,197
IMC Global, Inc.                                          55,700          2,179
Inland Steel Industries, Inc.                             30,200            604
International Specialty Products (a)                       5,100             62
James River Corp. of Virginia                             46,100          1,527
Jefferson Smurfit Corp. (a)                               10,200            163
Kimberly-Clark Corp.                                      12,700          1,210
Lone Star Technologies, Inc. (a)                          40,000            670
Lubrizol Corp.                                             8,500            264
Mark IV Industries, Inc.                                     200              5
Mead Corp.                                                14,800            860
Minnesota Mining & Manufacturing Co.                      24,475          2,028
Monsanto Co.                                             124,700          4,848
Morton International, Inc.                                 1,800             73
Nalco Chemical Co.                                        12,700            459
Newmont Mining Corp.                                       1,100             49
Olin Corp.                                                21,000            790
P.H. Glatfelter Co.                                        2,300             41
Pechiney S.A. - ADR                                       35,000            691
Potlatch Corp.                                            13,700            589
Precision Castparts Corp.                                 16,400            814
Rhone Poulenc SA - ADR                                    34,481          1,168
Rohm & Haas Co.                                            6,700            547
Sealed Air Corp. (a)                                       1,100             46
Sequa Corp. (a)                                           31,000          1,217
Sigma Aldrich Corp.                                        2,000            125
Stone Container Corp.                                     50,000            744
Temple-Inland, Inc.                                       15,600            844
Terra Industries, Inc.                                     6,300             93
USX-U.S. Steel Group                                      26,300            825
Westvaco Corp.                                            38,700          1,113
Witco Chemical Corp.                                      20,000            610
                                                                     ----------

                                                                         38,984
                                                                     ----------

CAPITAL GOODS - 3.1%
Albany International Corp. Class A                        35,000            809
Alcatel Alsthom Compagnie
  Generale d'Electricite - ADR                            77,903          1,247

American Power Conversion Corp. (a)                       14,500            395
Aviall, Inc. (a)                                          53,700            497
Caterpillar, Inc.                                         25,800          1,942
Cooper Industries, Inc.                                    7,100            299
Crane Co.                                                    900             26
Cummins Engine Co., Inc.                                   7,400            340
Dover Corp.                                                7,860            395
DSC Communications Corp. (a)                              13,100            234
Duracell International, Inc.                                 800             56
Exide Corp.                                               30,000            690
Far East Levingston                                      200,000          1,043
Foster Wheeler Corp.                                      15,900            590
General Electric Co.                                      22,325          2,207
Harsco Corp.                                               4,600            315
Hubbell, Inc. Class B                                      3,300            143
Ingersoll-Rand Co.                                        36,600          1,629
Johnson Controls, Inc.                                    16,000          1,326
Magna International, Inc. Class A                         23,000          1,282
Novellus Systems, Inc. (a)                                 7,600            411
Safeguard Scientifics, Inc.                                  500             16
SPS Technologies, Inc. (a)                                14,200            912
Technip SA - ADR                                          15,938            743
Timken Co.                                                14,500            665
Tremont Corp. (a)                                         22,300            806
Tyco International, Ltd.                                  12,300            650
USA Waste Services, Inc. (a)                              32,300          1,030
Wheelabrator Technologies, Inc.                            9,200            150
WMX Technologies, Inc.                                    24,000            783
                                                                     ----------

                                                                         21,631
                                                                     ----------

CONSUMER BASICS - 17.9%
Abbott Laboratories                                       38,300          1,944
ALZA Corp. (a)                                             6,800            176
American Brands, Inc.                                     11,200            556
American Home Products Corp.                              76,800          4,502
American Stores Co.                                       31,900          1,304
Amgen, Inc. (a)                                           31,300          1,702
Archer-Daniels-Midland Co.                                69,887          1,538
Astra AB Class A - ADR                                    32,000          1,568
Baxter International, Inc.                                58,800          2,411
Becton, Dickinson & Co.                                   17,100            742
Bergen Brunswig Corp. Class A                             14,400            410
Beverly Enterprises, Inc. (a)                             26,900            343
Biogen, Inc.                                               3,000            115
Biomet, Inc.                                               3,500             53
Black & Decker Corp.                                      18,500            557
Bristol-Myers Squibb Co.                                  53,800          5,851
Campbell Soup Co.                                         22,600          1,814
Cardinal Health, Inc.                                     33,000          1,922
Chiquita Brands International, Inc.                       43,600            556


4  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

ChiRex, Inc. (a)                                          22,500     $      264
Coca-Cola Co. (The)                                       93,800          4,936
Coca-Cola Enterprises, Inc.                                5,800            281
Columbia/HCA Healthcare Corp.                            195,100          7,950
CPC International, Inc.                                   12,600            977
Dimon, Inc.                                               30,000            694
Dole Food, Inc.                                           31,600          1,070
Fresenius Medical Care AG - ADR (a)                       19,700            554
General Nutrition Companies, Inc. (a)                      2,900             49
Giant Food, Inc. Class A                                   1,400             48
Gillette Co.                                              35,000          2,721
Great Atlantic & Pacific Tea Co., Inc.                    12,500            398
Health Management Associates Class A                      30,850            694
HealthCare COMPARE (a)                                    10,800            458
HEALTHSOUTH Rehabilitation Corp. (a)                       6,000            232
Hershey Foods Corp.                                        1,900             83
Hillenbrand Industries, Inc.                                 800             29
Hormel (George A.) & Co.                                  10,600            286
Humana, Inc. (a)                                             100              2
IBP, Inc.                                                 40,700            987
Integrated Health Services, Inc.                          42,000          1,024
International Multifoods Corp.                            53,500            970
Interstate Bakeries Corp.                                  1,600             79
Johnson & Johnson                                        140,400          6,985
Lilly (Eli) & Co.                                         13,500            986
Lincare Holdings, Inc. (a)                                 4,600            189
Medtronic, Inc.                                           29,800          2,026
Merck & Co., Inc.                                         77,700          6,158
Mylan Laboratories, Inc.                                 117,500          1,968
North American Vaccine, Inc. (a)                          30,000            728
OrNda Healthcorp (a)                                         500             15
Owen Healthcare, Inc. (a)                                  3,300             87
Oxford Health Plans, Inc.                                 12,100            708
PepsiCo, Inc.                                            162,800          4,762
Pfizer, Inc.                                              78,100          6,473
Pharmacia & Upjohn, Inc.                                  20,900            828
Philip Morris Cos., Inc.                                 140,875         15,866
Physician Sales & Service, Inc. (a)                        2,900             42
Procter & Gamble Co.                                      39,300          4,225
Quorum Health Group, Inc. (a)                              1,500             44
Ralston-Purina Group                                       9,400            690
RJR Nabisco Holdings Corp.                                19,861            675
Rykoff-Sexton, Inc.                                       50,000            794
Safeway, Inc.                                              5,800            248
Sara Lee Corp.                                            29,650          1,104
Schering-Plough Corp.                                     46,600          3,017
Smithkline Beecham PLC - ADR                              55,400          3,767
Standard Commercial Corp.                                 30,345            614
Tenet Healthcare Corp. (a)                                34,000            744
Tupperware Corp.                                           4,300            231
Tyson Foods, Inc. Class A                                 11,300            386
U.S. Surgical Corp.                                        7,500            295
Unilever NV                                               12,800          2,243
United Healthcare Corp.                                   10,900            490
Universal Corp.                                           36,800          1,182
US Bioscience, Inc.                                          750              9
Vons Cos., Inc. (a)                                        3,200            192
W. R. Grace & Co.                                         51,600          2,670
Watson Pharmaceuticals, Inc. (a)                           2,100             94
Weis Markets, Inc.                                         2,000             64
Wellpoint Health Networks, Inc. Class A                   14,237            489
                                                                     ----------

                                                                        124,938
                                                                     ----------

CONSUMER DURABLES - 2.5%
AutoZone Inc. (a)                                         29,200            803
Chrysler Corp.                                           171,800          5,669
Cooper Tire & Rubber Co.                                  90,800          1,793
Dana Corp.                                                 9,600            313
Elsag Bailey Process Automation NV                        50,000            938
Fleetwood Enterprises, Inc.                                6,000            165
Ford Motor Co.                                           101,293          3,229
General Motors Corp.                                      12,000            669
Harley-Davidson, Inc.                                        600             28
Leggett & Platt, Inc.                                      4,900            170
Oakwood Homes Corp.                                          600             14
PACCAR, Inc.                                               5,800            393
Sunbeam Oster, Inc.                                       10,800            278
UNC, Inc. (a)                                            112,200          1,346
Whirlpool Corp.                                           29,400          1,371
                                                                     ----------

                                                                         17,179
                                                                     ----------

CONSUMER NON-DURABLES - 7.5%
Anheuser-Busch Cos., Inc.                                 19,200            768
Avon Products, Inc.                                       14,200            811
Barry (R.G.) Corp.                                        60,000            660
Bed Bath & Beyond, Inc.                                    2,300             56
CompUSA, Inc.                                              7,600            157
Dayton Hudson Corp.                                      102,400          4,019
Dollar General Corp.                                       3,250            104
Eastman Kodak Co.                                         27,900          2,239
Federated Department Stores, Inc. (a)                     80,400          2,744
Gap, Inc.                                                107,300          3,232
Hasbro, Inc.                                              20,000            777
Hills Store Co. (a)                                       17,926            108
Home Depot, Inc. (The)                                    48,400          2,426
Jones Apparel Group, Inc.                                 14,100            527
Jostens, Inc.                                             40,100            847
Kellwood Co.                                              50,000          1,000


                                                      Diversified Equity Fund  5

DIVERSIFIED EQUITY FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Kmart Corp. (a)                                          126,300     $    1,310
Kohl's Corp.                                              22,000            863
Liz Claiborne, Inc.                                        8,900            344
Lowe's Cos., Inc.                                         36,800          1,306
Mattel, Inc.                                             138,541          3,845
May Department Stores Co.                                 20,000            935
Neiman-Marcus Group, Inc. (a)                             10,100            258
NIKE, Inc. Class B                                        15,300            914
Payless ShoeSource, Inc. (a)                              48,400          1,815
Penney (J.C.) Co., Inc.                                   32,500          1,584
Phar-Mor, Inc. (a)                                        98,500            536
Polaroid Corp.                                            18,000            783
PriceCostco, Inc. (a)                                     48,000          1,206
Revco D.S., Inc. (a)                                      17,100            633
Russell Corp.                                              8,900            265
Salant Corp. (a)                                         156,200            508
Sears Roebuck & Co.                                      120,000          5,535
SuperValu, Inc.                                           15,800            448
Tiffany & Co.                                              3,500            128
TJX Cos., Inc.                                            35,600          1,687
Toys "R" Us, Inc. (a)                                    132,000          3,960
Unifi, Inc.                                               30,000            964
V.F. Corp.                                                 1,800            121
Wal-Mart Stores, Inc.                                     44,200          1,011
Warnaco Group, Inc. Class A                               13,300            394
Woolworth Corp. (a)                                        7,800            171
Zale Corp. (a)                                            40,000            765
                                                                     ----------

                                                                         52,764
                                                                     ----------

CONSUMER SERVICES - 3.1%
America West Airlines, Inc. Class B                       53,200            845
AMR Corp. (a)                                             15,200          1,339
Boston Chicken, Inc. (a)                                  11,400            408
Brinker International, Inc. (a)                           68,100          1,090
Carnival Corp. Class A                                    74,200          2,449
Choice Hotels International, Inc. (a)                      3,000             53
Circus Circus Enterprises, Inc. (a)                        4,500            155
Comair Holdings, Inc.                                      3,400             82
Continental Airlines, Inc. Class B                        10,000            282
Disney (Walt) Co.                                         43,700          3,043
Hilton Hotels Corp.                                       68,400          1,787
International Game Technology                              9,000            164
King World Productions, Inc. (a)                          18,800            693
KLM Royal Dutch Airlines (a)                              35,272            983
Marriot International, Inc.                               16,000            884
McDonald's Corp.                                          17,400            787
Mirage Resorts, Inc.                                      12,600            272
Northwest Airlines Corp. Class A (a)                      61,600          2,402
UAL Corp.                                                 60,900          3,806
                                                                     ----------

                                                                         21,524
                                                                     ----------

ENERGY - 6.5%
Amerada Hess Corp. NPV                                    42,600          2,465
Amoco Corp.                                               46,050          3,707
Apache Corp.                                              34,800          1,231
Atlantic Richfield Co.                                    26,300          3,485
Baker Hughes, Inc.                                        12,600            435
British Petroleum Co. PLC - ADR                           18,600          2,630
Burlington Resources, Inc.                                32,300          1,627
Chevron Corp.                                              7,448            484
Crown Centennial Petroleum Co. Class B (a)                62,000            744
Dresser Industries, Inc.                                  21,800            676
Enron Oil & Gas Co.                                        8,600            217
Exxon Corp.                                               48,300          4,733
Global Marine, Inc. New (a)                                4,700             97
Halliburton Co.                                            1,300             78
Kerr-McGee Corp.                                           4,300            310
LTV Corp.                                                    700              8
McDermott International, Inc.                             45,000            748
Mobil Corp.                                                8,800          1,076
Murphy Oil Corp.                                           2,600            145
NGC Corp.                                                 14,000            325
NorAm Energy Corp.                                         6,600            101
Occidental Petroleum Corp.                                68,100          1,592
Oryx Energy Co. (a)                                       19,900            493
Petroleum Heat & Power, Inc. Class A                     144,876            887
Pogo Producing Co.                                           500             24
Rowan Cos., Inc. (a)                                      40,000            905
Royal Dutch Petroleum Co. - ADR                           12,000          2,049
Schlumberger, Ltd.                                        23,950          2,392
Smith International, Inc. (a)                              3,900            175
Texaco, Inc.                                              35,800          3,513
Tosco Corp.                                               20,160          1,595
Transocean Offshore, Inc.                                 30,100          1,885
Union Texas Petroleum Holdings, Inc.                      21,200            474
Unocal Corp.                                              15,600            634
USX-Marathon Group                                       149,975          3,581
                                                                     ----------

                                                                         45,521
                                                                     ----------

FINANCE - 17.1%
Aetna, Inc.                                               23,100          1,848
AFLAC, Inc.                                               57,000          2,437
Ahmanson (H.F.) & Co.                                     56,600          1,840
Allstate Corp.                                            99,408          5,753
AMBAC, Inc.                                                9,000            597
American Financial Group, Inc.                            45,400          1,714
American General Corp.                                    44,600          1,823
American International Group, Inc.                        61,262          6,632
AmSouth Bancorp                                            2,000             97
Associates First Capital  Corp. Class A                   25,300          1,116


6  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Banc One Corp.                                           129,350     $    5,562
Bancorp Hawaii, Inc.                                      11,700            491
Bank of Boston Corp.                                       1,500             96
BankAmerica Corp.                                         17,700          1,766
Bankers Life Holding Corp.                                 3,100             78
Bankers Trust New York Corp.                               1,800            155
Barnett Banks, Inc.                                       24,600          1,012
Bear Stearns Cos., Inc.                                   14,240            397
Beneficial Corp.                                          21,500          1,363
Borg-Warner Security Corp. (a)                            25,800            277
Charter One Financial, Inc.                                6,700            281
Chase Manhattan Corp.                                    124,508         11,112
Chubb Corp. (The)                                         62,600          3,365
Citicorp                                                  12,600          1,298
CNA Financial Corp. (a)                                    1,800            193
Coast Savings Financial, Inc. (a)                         24,900            912
Comerica, Inc.                                            10,100            529
Commerce Bancshares, Inc.                                  2,150             99
Conseco, Inc.                                             12,100            771
Corporate Express, Inc. (a)                                1,200             35
Countrywide Credit Industries, Inc.                       48,100          1,377
Dean Witter, Discover & Co.                               24,500          1,623
Dime Bancorp, Inc. New (a)                                15,900            235
Edwards (A.G.), Inc.                                      13,800            464
Equifax, Inc.                                              4,100            126
Federal Home Loan Mortgage Corp.                          11,700          1,288
Federal National Mortgage Association                    124,300          4,630
First America Bank Corp.                                     900             54
First American Corp.                                         700             40
First Bank System, Inc.                                   10,500            717
First Chicago NBD Corp.                                   15,895            854
First Tennessee National Corp.                            19,200            718
First Union Corp.                                         30,400          2,250
Firstar Corp.                                             25,000          1,312
Fleet Financial Group, Inc.                               22,100          1,102
GAN Group                                                 30,000            607
General Re Corp.                                          20,200          3,187
Golden West Financial Corp.                                5,600            354
Great Western Financial Corp.                             45,800          1,328
Green Tree Financial Corp.                                25,000            966
Greenpoint Financial Corp.                                 1,100             52
Household International Corp.                             33,100          3,053
ITT Hartford Group, Inc.                                  10,000            675
Jefferson-Pilot Corp.                                      2,800            159
Lehman Brothers Holdings, Inc.                            46,000          1,443
Loews Corp.                                                9,800            924
MBNA Corp.                                               103,250          4,285
Mercantile Bankshares Corp.                                4,200            133
Mercury General Corp.                                      2,800            147
Merrill Lynch & Co., Inc.                                 48,900          3,985
MGIC Investment Corp.                                      5,800            441
Morgan Stanley Group, Inc.                                32,300          1,845
National City Corp.                                        8,700            390
NationsBank Corp.                                         51,800          5,063
Northern Trust Corp.                                       1,600             58
Norwest Corp.                                             71,000          3,088
Old Republic International Corp.                          25,900            693
PaineWebber Group, Inc.                                   36,100          1,015
Paul Revere Corp.                                         22,200            827
PMI Group, Inc. (The)                                      1,400             78
Progressive Corp.                                          8,500            573
Republic New York Corp.                                    4,000            326
Robert Half International, Inc.                            1,800             62
Salomon, Inc.                                             29,300          1,381
Schwab (Charles) Corp.                                     1,900             61
Scor SA - ADR (a)                                         15,600            536
Southern National Corp.                                   38,100          1,381
SouthTrust Corp.                                           5,800            202
Standard Federal Bancorporation                            2,400            136
Star Banc Corp.                                            2,400            220
State Street Boston Corp.                                 39,500          2,548
Student Loan Marketing Association                         1,600            149
SunAmerica, Inc.                                           2,000             89
SunTrust Banks, Inc.                                      49,000          2,413
Synovus Financial Corp.                                    2,100             67
TCF Financial Corp.                                       13,900            605
Torchmark Corp.                                           41,400          2,091
Transamerica Financial Corp.                               5,700            450
Transatlantic Holdings, Inc.                               3,900            314
U.S. Bancorp of Oregon                                     7,100            319
USLIFE Corp.                                               7,900            263
Zions Bancorp                                                500             52
Zurich Reins Centre Holdings, Inc.                         3,600            112
                                                                     ----------

                                                                        119,585
                                                                     ----------

GENERAL BUSINESS - 4.4%
Ascend Communications, Inc.                               26,700          1,655
Automatic Data Processing, Inc.                          109,250          4,684
Cascade Communications Corp.                              14,000            772
Central Newspapers, Inc. Class A                           8,100            356
Comdisco, Inc.                                             8,000            254
Computer Sciences Corp. (a)                               32,300          2,653
Comsat Corp. Series 1                                      8,500            209
Cox Communications, Inc. Class A (a)                      36,900            853
CUC International, Inc.                                   29,000            689
Deluxe Corp.                                              30,300            992
Ecolab, Inc.                                               1,000             38
Figgie International Holdings, Inc. Class A (a)           67,000            787


                                                      Diversified Equity Fund  7

DIVERSIFIED EQUITY FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

First Data Corp.                                          53,820     $    1,965
Gannett Co., Inc.                                         10,700            801
Gartner Group, Inc. Class A New (a)                        1,500             58
GTECH Holdings Corp. (a)                                   1,700             54
Knight-Ridder, Inc.                                       17,300            662
Lagardere Groupe (Regd)                                   20,000            549
Meredith Corp.                                             5,100            269
MFS Communications, Inc.                                   8,200            445
New York Times Co. Class A                                 1,300             49
Nextel Communications, Inc. Class A (a)                    7,500             98
Omnicom Group, Inc.                                        1,800             82
Omnipoint Corp. (a)                                        1,700             33
PairGain Technologies, Inc.                                1,200             37
QUALCOMM, Inc. (a)                                        35,900          1,427
Quintiles Transnational Corp. (a)                          3,100            203
Reuters Holdings PLC Class B - ADR                        17,700          1,354
SBC Communications, Inc.                                  13,800            714
Service Corp. International                               97,400          2,727
Staples, Inc.                                            140,100          2,522
Stewart Enterprises, Inc. Class A                          2,900             98
Tele-Communications - TCI, Group A (a)                    29,700            386
Tele-Communications Liberty Media, Grade A (a)            32,500            926
Tribune Co.                                               19,000          1,499
Wallace Computer Services, Inc.                            6,400            221
                                                                     ----------

                                                                         31,121
                                                                     ----------

MISCELLANEOUS - 0.8%
American Real Estate Partners, L.P.                       86,626            791
Canadian Pacific, Ltd.                                    31,700            840
Catellus Development Corp. (a)                            80,000            910
Echelon International Corp., Inc. (a)                      1,147             18
Home State Holdings, Inc. (a)                             21,300            154
Newhall Land & Farming Co.                                52,900            893
Providian Corp.                                            4,400            226
Tenneco, Inc.                                             40,200          1,814
                                                                     ----------

                                                                          5,646
                                                                     ----------

SHELTER - 0.4%
Armstrong World Industries, Inc.                          16,200          1,126
Centex Corp.                                              10,400            391
Schuller Corp.                                            21,500            229
Sherwin-Williams Co.                                         900             51
St. Lawrence Cement Inc. Class A                          58,200            425
Standard Pacific Corp.                                    35,000            201
USG Corp. (a)                                              5,200            176
Vulcan Materials Co.                                       5,900            359
                                                                     ----------

                                                                          2,958
                                                                     ----------

TECHNOLOGY - 16.0%
3Com Corp. (a)                                            28,500          2,088
Adaptec, Inc.                                             28,000          1,120
ADC Telecommunications, Inc.                               9,300            288
Altera Corp. (a)                                          16,800          1,220
American Management Systems, Inc.                          2,000             49
Apple Computer, Inc. (a)                                  45,900            952
Avery Dennison Corp.                                       9,800            347
Avnet, Inc.                                                8,400            489
AVX Corp.                                                  6,000            129
BE Aerospace, Inc. (a)                                   105,000          2,848
Beckman Instruments, Inc.                                  7,000            269
Boeing Co.                                                86,900          9,244
Cabletron Systems, Inc.                                   15,900            529
Cadence Design Systems, Inc.                               4,250            169
CAE, Inc.                                                 95,000            718
CDW Computer Centers, Inc.                                 1,100             65
Cisco Systems, Inc.                                      145,000          9,226
COMPAQ Computer Corp. (a)                                 80,400          5,970
Computer Associates International, Inc.                   21,505          1,070
Compuware Corp. (a)                                        2,700            135
Dell Computer Corp.                                       33,400          1,774
EG&G, Inc.                                                22,000            443
Electronic Data Systems Corp.                             35,400          1,531
Ericsson (LM) Telephone Co. Class B - ADR                 24,270            731
Gateway 2000, Inc. (a)                                     1,100             59
General Dynamics Corp.                                     5,600            395
Guidant Corp.                                             10,600            604
Harris Corp.                                               1,800            124
HBO & Co.                                                 29,700          1,763
Hewlett-Packard Co.                                      116,400          5,849
Honeywell, Inc.                                           36,200          2,380
Imation Corp. (a)                                         30,000            844
Informix Corp. (a)                                        29,400            599
Intel Corp.                                              154,800         20,260
International Business Machines Corp.                     56,175          8,482
KLA Instruments Corp. (a)                                 24,900            881
Lexmark International Group, Inc. Class A (a)              6,300            174
Litton Industries, Inc. (a)                                  800             38
Lockheed Martin Corp.                                     54,900          5,023
LSI Logic Corp. (a)                                       24,900            666
McAfee Associates, Inc.                                    4,800            209
Medic Computer Systems, Inc.                               3,100            125
Micron Electronics, Inc. (a)                                 200              4
Microsoft Corp. (a)                                       77,100          6,370
Molex, Inc. Class A                                        9,400            334
Netscape Communications Corp.                             41,900          2,378
Northrop Grumman Corp.                                    10,500            869
Novell, Inc. (a)                                           3,500             33
Oracle Systems Corp.                                      37,500          1,561


8  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Parametric Technology Corp.                                4,600     $      236
Picturetel Corp. (a)                                       1,200             31
Premisys Communications, Inc. (a)                            900             30
Raytheon Co.                                              19,100            919
Read-Rite Corp. (a)                                       10,000            250
SCI Systems, Inc. (a)                                      4,900            219
Seagate Technology                                        27,900          1,102
Storage Technology Corp. (a)                              28,400          1,353
Sun Microsystems, Inc.                                     7,800            200
Symbol Technologies, Inc. (a)                              8,300            367
Tandem Computers, Inc. (a)                                30,500            419
Thermo Instrument Systems, Inc.                            1,100             36
TRW, Inc.                                                  3,200            158
U.S. Robotics Corp.                                       18,900          1,361
United Technologies Corp.                                 25,200          1,663
Western Digital Corp. (a)                                  3,700            211
Xerox Corp.                                               23,700          1,247
Xilinx, Inc. (a)                                          20,800            764
                                                                     ----------

                                                                        111,994
                                                                     ----------

TRANSPORTATION - 1.6%
Alexander & Baldwin, Inc.                                  6,900            170
BT Shipping, Ltd. - ADR (a)                              155,000            465
Conrail, Inc.                                              4,211            419
Consolidated Freightways Corp. (a)                        62,500            555
Consolidated Freightways, Inc.                            42,600            948
CSX Corp.                                                 43,050          1,819
Federal Express Corp.                                      1,500             67
Johnstown America Industries, Inc. (a)                    85,000            372
Nordic American Tanker Shipping, Ltd. 1997
  Warrants (a)                                            28,400            128
Norfolk Southern Corp.                                    23,900          2,091
OMI Corp. (a)                                            156,500          1,369
Overseas Shipholding Group, Inc.                          19,100            325
Ryder System, Inc.                                        52,700          1,482
Trinity Industries, Inc.                                   6,300            236
Union Pacific Corp.                                       14,700            884
                                                                     ----------

                                                                         11,330
                                                                     ----------

UTILITIES - 6.9%
360 Communications Co. (a)                                 7,500            173
Airtouch Communications, Inc. (a)                        128,400          3,242
Allegheny Power System, Inc.                              12,100            367
AT&T Corp.                                               100,200          4,359
Baltimore Gas & Electric Co.                              10,600            284
BCE, Inc.                                                 33,000          1,576
BellSouth Corp.                                            7,700            311
Boston Edison Co.                                         19,900            535
Centerior Energy Corp.                                    36,900            397
Central Maine Power Co.                                   46,400            539
Century Telephone Enterprises, Inc.                       10,700            330
CMS Energy Corp.                                           4,900            165
Columbia Gas System, Inc.                                    800             51
Consolidated Natural Gas Co.                              10,600            586
DTE Energy Co.                                            35,500          1,149
Enova Corp.                                               32,700            744
Enron Corp.                                                4,100            177
ENSERCH Corp.                                             21,000            483
Entergy Corp.                                             88,200          2,448
Equitable Resources, Inc.                                 13,900            414
Florida Progress Corp.                                    17,200            555
GPU, Inc.                                                 30,900          1,039
GTE Corp.                                                 33,900          1,542
Idaho Power Co.                                            8,100            252
IPALCO Enterprises, Inc.                                   4,400            120
KU Energy Corp.                                            5,000            150
LG&E Energy Corp.                                          1,400             34
Long Island Lighting Co.                                  21,000            465
Lucent Technologies, Inc.                                 50,500          2,336
MCI Communications Corp.                                  47,700          1,556
National Fuel & Gas Co.                                    7,200            297
New England Electric System                               12,000            418
Niagara Mohawk Power Corp. (a)                           178,500          1,763
NICOR, Inc.                                               15,700            561
NIPSCO Industries, Inc.                                    3,100            123
NYNEX Corp.                                               53,200          2,560
Pacific Enterprises                                          900             27
Pacific Gas & Electric Co.                                30,000            630
Pinnacle West Capital Corp.                               15,200            483
Potomac Electric Power Co.                                54,200          1,396
PP&L Resources, Inc.                                       7,700            177
Public Service Co. of Colorado                             1,400             54
Public Service Enterprise Group, Inc.                      1,500             41
Sonat, Inc.                                               22,900          1,179
Southern New England Telecommunications Corp.             27,200          1,057
Telefonica de Espana SA - ADR                             36,000          2,493
Telefonos de Mexico SA Series L - ADR                     61,600          2,033
Telephone & Data Systems, Inc.                             2,400             87
Texas Utilities Co.                                       32,600          1,328
U.S. West Communications Group                            20,400            658
Unicom Corp.                                              44,900          1,218
United States Cellular Corp. (a)                           1,100             31
Williams Cos. (The)                                        9,750            366
WorldCom, Inc.                                           105,900          2,753
                                                                     ----------

                                                                         48,112
                                                                     ----------

TOTAL COMMON STOCKS
(cost $529,268)                                                         653,287
                                                                     ----------


                                                      Diversified Equity Fund  9

DIVERSIFIED EQUITY FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

CONVERTIBLE PREFERRED STOCKS - 0.7%
Continental Airlines Finance Trust                        12,500     $      830
Elsag Bailey Financing Trust                              22,600            859
Glendale Federal Bank Series E                            22,100          1,298
Tyco Toys, Inc. Series C                                 155,900          1,832
                                                                     ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $3,231)                                                             4,819
                                                                     ----------

PREFERRED STOCKS - 0.1%
Cooper Industries, Inc.                                   40,000            775
Fresenius National Medical Care, Inc. Class D (a)         10,000              1
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $560)                                                                 776
                                                                     ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                        (000)
                                                      ----------

SHORT-TERM INVESTMENTS - 5.2%
Frank Russell Investment Company Money
  Market Fund, due on demand (b)                      $   34,416         34,416
United States Treasury Bills
  5.040% due 02/06/97 (b)(c)(d)                            2,000          1,990
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $36,406)                                                           36,406
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $569,465)(e) - 99.4%                                   695,288

OTHER ASSETS AND LIABILITIES, NET - 0.6%                                  4,403
                                                                     ----------

NET ASSETS - 100.0%                                                  $  699,691
                                                                     ----------
                                                                     ----------


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  Rate noted is yield-to-maturity (unaudited).
(d) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(e)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting
PLC - Public Limited Company


                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                      ----------  --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S & P 500 Index Futures Contracts
  expiration date 03/97                                       78     $     (329)
S & P 400 Midcap Index Futures Contracts
  expiration date 03/97                                       51             (9)
                                                                     ----------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                            $     (338)
                                                                     ----------
                                                                     ----------

(#) At December 31, 1996, United States Treasury Bills valued at $1,990 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


        The accompanying notes are an integral part of the financial statements.


10  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996

ASSETS
Investments at market (identified cost $569,464,696)(Note 2) . . . . . . . . . . . . . . . . . . . .     $   695,287,811
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,303,573
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,459,590
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,399,970
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              30,172
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         704,481,116

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       931,028
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,543,912
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             535,204
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .             216,535
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . .             563,525
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,790,204
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   699,690,912
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    13,801,635
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         125,823,036
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (338,421)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             168,804
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         560,235,858
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   699,690,912
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share
  ($699,690,912 divided by 16,880,356 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $41.45
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


                                                     Diversified Equity Fund  11

DIVERSIFIED EQUITY FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996

INVESTMENT INCOME
Income:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    11,030,724
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,712,102
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             101,156
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          12,843,982

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     4,728,098
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             432,140
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             373,267
  Bookkeeping fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,800
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              31,009
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              71,267
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,731
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              47,664
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,713,976

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,130,006

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          77,419,263
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,868,873          81,288,136
                                                                                     ---------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          40,759,517
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (177,983)         40,581,534
                                                                                     ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         121,869,670

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $   128,999,676
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


12  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     7,130,006     $     7,699,338
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .          81,288,136          69,484,687
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .          40,581,534          69,767,584
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .         128,999,676         146,951,609

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . .            (7,130,006)         (7,795,700)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . .               (53,638)                 --
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . .           (80,193,229)        (53,844,603)
Increase (decrease) in net assets from Fund share transactions (Note 6). . . .           127,422,632          31,298,027
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . .           169,045,435         116,609,333
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . .           530,645,477         414,036,144
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR. . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   699,690,912     $   530,645,477
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


                                                     Diversified Equity Fund  13

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------


NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $  38.62       $  32.26       $  34.88       $  35.60       $  36.36
                                                              --------       --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .       .48            .60            .58            .56            .60
  Net realized and unrealized gain (loss) on investments . .      8.15          10.63           (.49)          3.03           2.30
                                                              --------       --------       --------       --------       --------

  Total Income From Investment Operations. . . . . . . . . .      8.63          11.23            .09           3.59           2.90
                                                              --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      (.48)          (.60)          (.58)          (.55)          (.61)
  Net realized gain on investments . . . . . . . . . . . . .     (5.32)         (4.27)         (1.87)         (3.76)         (3.05)
  In excess of net realized gain on investments. . . . . . .        --             --           (.26)            --             --
                                                              --------       --------       --------       --------       --------

  Total Distributions. . . . . . . . . . . . . . . . . . . .     (5.80)         (4.87)         (2.71)         (4.31)         (3.66)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $  41.45       $  38.62       $  32.26       $  34.88       $  35.60
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . . .     23.29          35.17          (0.01)         10.53           8.32

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets . . . . . . . . .       .94            .95            .95            .96            .98
  Net investment income to average net assets  . . . . . . .      1.18           1.56           1.73           1.54           1.69
  Portfolio turnover . . . . . . . . . . . . . . . . . . . .     99.90          92.53          57.53          99.80          77.02
  Net assets, end of year ($000 omitted) . . . . . . . . . .   699,691        530,645        414,036        388,420        337,549
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . . .     .0465            N/A            N/A            N/A            N/A



14  Diversified Equity Fund

SPECIAL GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


OBJECTIVE:   To enhance total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from the Diversified Equity Fund.

INVESTS IN: Primarily small capitalization and "emerging growth-type" company U.S. equity securities.

STRATEGY:    The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of six small capitalization stock fund managers with three separate and distinct investment styles.



DATES           SPECIAL GROWTH - CLASS S      RUSSELL 2500-TM- **      LIPPER-C- SMALL CO. GROWTH ++
    *                            $10,000                  $10,000                           $10,000
 1987                            $10,654                   $9,532                            $9,509
 1988                            $12,126                  $11,699                           $11,319
 1989                            $15,027                  $13,972                           $13,849
 1990                            $12,881                  $11,893                           $12,440
 1991                            $18,434                  $17,447                           $18,791
 1992                            $20,741                  $20,271                           $21,104
 1993                            $23,953                  $23,623                           $24,620
 1994                            $23,063                  $23,374                           $24,367
 1995                            $29,639                  $30,784                           $31,880
 1996                            $35,168                  $36,642                           $38,182
----------------------------------------------------------------------------------------------------

Total                           $211,686                 $209,237                          $216,061
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------


SPECIAL GROWTH FUND - CLASS S

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year                $11,865      18.65%
5 Years               $19,078      13.79%#
10 Years              $35,168      13.40%#


SPECIAL GROWTH FUND - CLASS C ++++

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year                $11,855      18.55%
5 Years               $19,061      13.77%#
10 Years              $35,137      13.39%#


RUSSELL 2500-TM- INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year                $11,903      19.03%
5 Years               $21,002      16.00%#
10 Years              $36,642      13.87%#

LIPPER-C- SMALL CO. GROWTH FUNDS AVERAGE

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year                $11,977      19.77%
5 Years               $20,319      15.23%#
10 Years              $38,182      14.34%#

   * The Special Growth Fund - Class S assumes initial investment on January 1, 1987.

  ** Russell 2500-TM- Index is composed of the bottom 500 stocks in the Russell 1000-Registered Trademark- Index and all the stocks in the Russell 2000-Registered Trademark- Index. The largest security in this index has a market capitalization of about $2.6 billion.

  ++ Lipper-C- Small Co. Growth Funds Average is the average total return for the universe of funds within the Small Company Growth Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++ The Special Growth Fund - Class C - For the period, November 4, 1996
     (commencement of sales) to December 31, 1996, shareholder service and Rule 12b-1 distribution fees were charged. Total return would have been lower had these fees been in effect during prior reporting periods.

   # Annualized.


16  Special Growth Fund

SPECIAL GROWTH FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1996, the Special Growth Fund Class S and Class C shares had total returns of 18.7% and 18.6%, respectively, as compared to the Russell 2500-TM- Index results of 19%. The Russell 2500 Index outperformed the Fund primarily due to the Fund's slight underweighting in medium-sized company stocks. As investors became more defensive towards year end, the Fund's Growth managers struggled. The Fund was also disadvantaged on a comparative basis by the lack of real estate investment trust securities (REITs) representation in the portfolio--a sector that gained over 35% and represents over 4% of the Russell 2500 Index.

PORTFOLIO HIGHLIGHTS The small capitalization market showed signs of a rebound at the beginning of 1996, but lost momentum at the end of the second quarter when investors became worried about slowing economic growth and a boost in interest rates by the Federal Reserve. Unlike the large cap market, where Growth stocks captured investors' favor, small Value stocks dramatically outperformed small Growth stocks. Weakness among two of the largest small cap growth-oriented sectors, consumer and technology, and a disproportionate share of strong-performing energy and financial services issues among Value-oriented stocks favored Value investors during the year. The Russell 2000-Registered Trademark- Index's "other" energy sector, which includes oil services, drilling companies, gas distributors and pipelines, gained over 75% during the year--over two times better than the next best performing sector, financial services.

After a slow start, the Special Growth Fund was ahead of the Russell 2500 Index for most of 1996 before stumbling in the fourth quarter. The strength of REITs and weakness of health care, specialty retailers, business equipment and services, and computer peripheral companies' stocks were major factors in the fourth quarter's underperformance. All of the Value-oriented managers generated very healthy returns. The Growth managers struggled due to weakness in the consumer and healthcare sectors.

-------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

Sunamerica, Inc.                                           0.7%
Fremont General Corp.                                      0.7
Compuware Corp.                                            0.6
Coachmen Industries, Inc.                                  0.6
ADC Telecommunications, Inc.                               0.6
Accustaff, Inc.                                            0.6
McAfee Associates, Inc.                                    0.6
Vintage Petroleum, Inc.                                    0.6
American Bankers Insurance Group, Inc.                     0.5
Union Planters Corp.                                       0.5

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Current P/E Ratio                                         18.9x
Portfolio Price/Book Ratio                                2.55x
Market Capitalization - $ - Weighted Average           1.19 Bil
Number of Holdings                                          877

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS                                        STYLES

Delphi Management, Inc.                           Small Cap-Value
Jacobs Levy Equity Management, Inc.               Small Cap-Value
Fiduciary International, Inc.                     Small Cap-Growth
Sirach Capital Management, Inc.                   Small Cap-Growth
GlobeFlex Capital, L.P.                           Small Cap-Market
                                                    Oriented
Wellington Management Co.                         Small Cap-Market
                                                    Oriented

-------------------------------------------------------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                         Special Growth Fund  17

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 92.4%
BASIC INDUSTRIES - 3.8%
Agrium, Inc.                                              54,700     $      752
AK Steel Holding Corp.                                     8,000            317
Albemarle Corp.                                           12,400            225
Alumax, Inc. (a)                                          11,800            394
Amax Gold, Inc. (a)                                       11,600             74
Amcast Industrial Corp.                                    2,000             50
Battle Mountain Gold Co.                                  20,000            138
Bethlehem Steel Corp. (a)                                 66,200            596
Bio-Rad Laboratories, Inc. Class A                         3,000             90
Birmingham Steel Corp.                                     6,100            116
Bowater, Inc.                                              4,100            154
Brush Wellman, Inc.                                        3,100             51
BWay Corp. (a)                                             7,000            134
Cambrex Corp.                                              4,000            131
Carbide/Graphite Group, Inc. (The)(a)                      6,000            116
Carpenter Technology Corp.                                 7,500            275
Chaparral Steel Co.                                        1,300             16
ChemFirst, Inc.                                            4,000             93
Chesapeake Corp.                                           4,300            135
Cincinnati Milacron, Inc.                                  1,200             26
Cleveland-Cliffs, Inc.                                     4,200            191
Commercial Metals Co.                                      2,000             60
Commonwealth Aluminum Corp.                                7,700            118
Consolidated Papers, Inc.                                  6,150            302
Dexter Corp.                                               8,500            271
Dravo Corp. (a)                                            2,000             28
Easco, Inc.                                               18,000            131
Ethyl Corp.                                               18,100            174
Fort Howard Corp. New (a)                                 20,000            553
Goodrich (B.F.) Co.                                        7,200            292
Hecla Mining Co. (a)                                      36,600            206
Inland Steel Industries, Inc.                             27,300            546
International Specialty Products (a)                       9,700            119
J & L Specialty Steel, Inc.                                3,000             34
Lone Star Technologies, Inc. (a)                           3,700             62
Lubrizol Corp.                                            14,400            446
Mark IV Industries, Inc.                                   6,825            154
Material Sciences Corp. (a)                                2,000             36
Mississippi Chemical Corp.                                42,836          1,028
Mueller Industries, Inc. (a)                               5,800            223
National Steel Corp. Class B (a)                           5,800             54
Olin Corp.                                                20,600            775
Olympic Steel, Inc. (a)                                   21,700            545
Oregon Metallurgical Corp.                                20,100            638
Oregon Steel Mills, Inc.                                  10,300            173
P.H. Glatfelter Co.                                        4,000             72
Penwest, Ltd.                                              6,000            105
Potlatch Corp.                                             7,700            331
Premark International, Inc.                               27,500            612
Quanex Corp.                                               5,000            137
Reliance Steel & Aluminum Co.                              2,200             77
Rouge Steel Co. Class A                                    1,200             25
Schulman (A.), Inc.                                        4,800            118
Slater Steel, Inc.                                        10,000            109
Texas Industries, Inc.                                    14,200            719
Titanium Metals Corp. (a)                                 20,000            653
Tredegar Industries, Inc.                                  1,300             52
Universal Stainless & Alloy Products, Inc. (a)            15,500            135
Webco Industries, Inc. (a)                                18,000             94
WHX Corp. (a)                                             62,400            553
Wolverine Tube, Inc. (a)                                   3,500            122
                                                                     ----------

                                                                         14,956
                                                                     ----------

CAPITAL GOODS - 5.0%
ABC Rail Products Corp. (a)                                5,000             99
ABT Building Products Corp. (a)                            2,700             68
AFC Cable Systems, Inc. (a)                                6,000            143
Allwaste, Inc. (a)                                         9,000             46
American Buildings Co. New (a)                             4,000             94
American Power Conversion Corp. (a)                       31,800            867
ANTEC Corp. (a)                                            9,100             81
Aptargroup, Inc.                                          19,000            670
Avondale Industries, Inc. (a)                              3,000             64
Baldor Electric Co.                                        3,800             94
Barnes Group, Inc.                                         1,100             66
Bearings, Inc.                                             1,900             53
Belden, Inc.                                               8,000            296
BMC West Corp. (a)                                         8,000             98
Briggs & Stratton Corp.                                    4,600            202
BWIP Holding, Inc. Class A                                 5,600             92
Cable Design Technologies Corp.                            3,000             92
Central Tractor Farm & Country, Inc. (a)                   6,000             83
Charter Power Systems, Inc.                                4,000            122
Cohu, Inc.                                                53,000          1,219
Columbus Mckinnon Corp.                                   50,000            763
Control Devices, Inc. (a)                                  6,700             85
Core Industries, Inc.                                     55,000            908
Culligan Water Technologies, Inc. (a)                     15,200            616
Cummins Engine Co. Inc.                                   12,000            552
Daniel Industries, Inc.                                    7,000            103
DT Industries, Inc.                                        1,500             52
Exide Corp.                                               10,800            248
Farr Co. (a)                                               7,000            116
Flow International Corp. (a)                              10,000             91
Fluke Corp.                                                2,600            116
FSI International, Inc. (a)                               10,500            158
General Signal Corp.                                       5,300            227
Giant Cement Holding, Inc. (a)                             8,000            126
Giddings & Lewis, Inc.                                    20,000            258


18  Special Growth Fund

SPECIAL GROWTH FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Gleason Corp.                                              2,600     $       86
Global Industrial Technologies, Inc. (a)                   6,300            139
Greenbrier Companies, Inc.                                 2,100             22
Harmon Industries, Inc.                                    7,000            130
Hubbell, Inc. Class B                                      6,200            268
Hughes Supply, Inc.                                        5,100            220
Hurco Cos. Inc.                                           18,000             97
Insituform Technologies, Inc. Class A (a)                  5,100             38
Juno Lighting, Inc.                                        3,200             50
Kennametal, Inc.                                          11,700            455
Kuhlman Corp.                                              7,900            153
MagneTek, Inc. (a)                                         9,700            125
Martin Marietta Materials, Inc.                            5,600            130
Measurex Corp.                                             4,100             98
Mitcham Industries, Inc. (a)                              10,000             96
National Service Industries, Inc.                         15,400            576
NCI Building Systems, Inc. (a)                            25,400            867
OHM Corp. (a)                                              4,100             35
Park Electrochemical Corp.                                 7,300            166
Plantronics, Inc. New (a)                                  3,000            135
Powell Industries, Inc. (a)                               10,000            139
Rexel, Inc. (a)                                            8,900            141
Scotman Industries, Inc.                                     800             19
Shelter Components Corp.                                   9,062            111
SIFCO Industries                                          69,000            716
Silicon Valley Group, Inc. (a)                            25,300            506
SPS Technologies, Inc. (a)                                   800             51
Synalloy Corp.                                             7,000            110
Tecumseh Products Co. Class A                              3,500            200
TETRA Technologies, Inc. New (a)                          47,300            921
Timken Co.                                                11,500            527
U.S. Filter Corp. (a)                                     58,200          1,847
United Waste Systems, Inc.                                47,800          1,636
Zurn Industries, Inc.                                      5,600            145
                                                                     ----------

                                                                         19,923
                                                                     ----------

CONSUMER BASICS - 8.5%
ABR Information Services, Inc.                            16,100            632
American HomePatient, Inc.                                25,500            682
American Medical Response (a)                              5,000            163
Apogee, Inc. (a)                                          16,000             58
ARV Assisted Living, Inc. (a)                              6,000             65
Bergen Brunswig Corp. Class A                              8,900            254
Bindley Western Industries, Inc.                           3,800             74
Biochem Pharma, Inc. (a)                                  29,000          1,446
Biogen, Inc.                                              30,000          1,155
Bob Evans Farms, Inc.                                      5,000             67
Bush Boake Allen, Inc. (a)                                 2,000             53
Central Sprinkler Corp. (a)                                5,700            137
Chemed Corp.                                               1,500             55
ChiRex, Inc. (a)                                          30,000            353
Coca-Cola Bottling Co.                                    23,500          1,122
Coherent, Inc. (a)                                        22,000            935
Cohr, Inc. (a)                                            33,000            875
Collagen Corp.                                             6,000            110
Cross (A.T.) Co. Class A                                   4,700             55
Curative Technologies, Inc. (a)                           42,000          1,150
Dean Foods Co.                                             5,400            174
Duckwall-ALCO Stores, Inc. New (a)                         6,000             84
Dura Pharmaceuticals, Inc.                                36,000          1,715
Equity Corp. International                                16,000            308
ESC Medical Systems, Ltd.                                 15,700            400
Gensia, Inc. (a)                                          10,400             47
GranCare, Inc. (a)                                         5,000             89
Health Care & Retirement Corp.                            27,500            787
Health Management Associates Class A                      40,000            900
Healthcare Services Group, Inc. (a)                       10,000            100
Healthdyne Technologies, Inc. (a)                         10,062             89
Heartland Express, Inc.                                   30,000            724
Herbalife International, Inc.                             36,000          1,170
Home Health Corp. of America, Inc. (a)                    12,000            131
Horizon/CMS Healthcare Corp. (a)                          26,400            333
Hormel (George A.) & Co.                                   6,900            186
Hudson Foods, Inc.                                         5,200             99
Immucor Corp. (a)                                         10,000             94
International Multifoods Corp.                             3,300             60
Lincare Holdings, Inc. (a)                                38,000          1,558
Maxxim Medical, Inc. (a)                                   8,000            100
Medicis Pharmaceutical Corp. Class A.                     31,650          1,377
Minntech Corp.                                             8,000             92
MMI Companies, Inc.                                        6,200            200
Nature's Sunshine Products, Inc.                           5,000             90
NBTY, Inc. (a)                                            53,500          1,010
Northland Cranberries, Inc. Class A                        4,000             90
NovaCare, Inc. (a)                                       103,900          1,143
Pediatric Services of America, Inc. (a)                    7,000            134
Pediatrix Medical Group (a)                                7,200            266
PhyCor, Inc.                                              29,412            827
PhyMatrix Corp. (a)                                       54,000            770
Physiometrix, Inc. (a)                                    30,000            105
Prime Hospitality Corp. (a)                                6,000             97
Protocol Systems, Inc. (a)                                 9,000            115
Ralcorp Holdings, Inc. (a)                                 6,400            135
Renal Treatment Centers, Inc.                             30,800            785
Respironics, Inc. (a)                                      8,000            134
Ruddick Corp.                                              3,600             50
Safeskin Corp. (a)                                        19,800            965
Safety 1st, Inc. (a)                                      12,000            123
Schultz Sav-O Stores, Inc.                                51,000            714


                                                         Special Growth Fund  19

SPECIAL GROWTH FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Sequus Pharmaceuticals, Inc. (a)                          21,800     $      346
Snap-On Tools Corp.                                       10,800            385
Sola International, Inc. (a)                              25,000            950
Stanhome, Inc.                                             3,900            103
Starbucks Corp. (a)                                       21,200            604
Starrett (L.S.) Co. Class A                               28,500            809
Strategic Distribution, Inc. (a)                          18,250            144
Sun Healthcare Group, Inc. (a)                            17,700            238
Sunrise Medical, Inc. (a)                                  5,400             85
Total Renal Care Holdings, Inc. (a)                       37,400          1,355
Transitional Hospitals Corp. (a)                          19,200            184
Universal Corp.                                            7,300            234
                                                                     ----------

                                                                         33,248
                                                                     ----------

CONSUMER DURABLES - 1.8%
Aftermarket Technology Corp.                              18,500            315
Arctic Cat, Inc.                                           4,100             40
Arvin Industries, Inc.                                     8,300            205
ASM Lithography Holding NV                                20,500          1,020
Bandag, Inc.                                               4,300            204
Bassett Furniture Industries, Inc.                           500             12
Coachmen Industries, Inc.                                 83,500          2,369
CORT Business Services Corp. (a)                           5,000            103
Excel Industries, Inc.                                     8,000            133
Kimball International, Inc. Class B                        1,000             41
Kinetic Concepts, Inc.                                     5,000             61
La-Z-Boy Chair Co.                                         1,300             38
Lithia Motors, Inc. Class A                               10,000            110
Myers Industries, Inc.                                     2,300             39
National Presto Industries, Inc.                           1,000             37
Outboard Marine Corp.                                     16,900            279
Pronet, Inc. (a)                                          27,800            118
Schult Homes Corp.                                         3,500             82
Smith (A.O.) Corp.                                        39,900          1,192
Standard Products Co.                                      2,200             56
TBC Corp. (a)                                              6,000             45
Thor Industries, Inc.                                      1,600             40
Titan Wheel International, Inc.                           11,800            151
Toro Co.                                                   4,800            176
West, Inc.                                                 1,300             38
                                                                     ----------

                                                                          6,904
                                                                     ----------

CONSUMER NON-DURABLES - 5.8%
Abercrombie & Fitch Co. Class A (a)                       26,300            434
AnnTaylor Stores Corp. (a)                                24,100            422
Block Drug Co. Inc. Class A                               21,682            997
Brown Group, Inc.                                          9,100            167
Canandaigua Wine, Inc. Class A (a)                        10,900            309
Carson Pirie Scott & Co. (a)                               5,900            149
Cash America International, Inc.                          11,700             99
Cole National Corp. Class A (a)                            5,000            131
CPI Corp.                                                    300              5
Daisytek International Corp. (a)                           3,000            123
Designer Holdings, Ltd. (a)                               58,400            942
Dress Barn, Inc. (a)                                       7,400            111
Family Dollar Stores, Inc.                                 4,735             96
Fieldcrest Cannon, Inc. (a)                                6,600            106
Fingerhut Cos. Inc.                                       15,900            195
Gadzooks, Inc.                                            40,600            741
Goody's Family Clothing, Inc. (a)                         45,400            800
Guilford Mills, Inc.                                       1,000             27
Handleman Co. (a)                                          7,200             61
Helen of Troy, Ltd. New (a)                                7,000            152
Huffy Corp.                                               10,100            145
Jean Phillippe Fragrances, Inc. New (a)                   12,000             75
Johnston Industries, Inc.                                 29,950            217
Just For Feet, Inc.                                       46,900          1,225
Kellwood Co.                                               8,100            162
Land's End, Inc. (a)                                       3,800            101
Leslie's Poolmart (a)                                      8,000            103
MacFrugals Bargains Close Outs, Inc. (a)                   7,000            183
Mohawk Industries, Inc. (a)                               37,300            825
Morningstar Group, Inc. (a)                               42,200            828
Movado Group, Inc.                                        46,500          1,232
Nautica Enterprises, Inc.                                 55,100          1,378
Nutramax Products, Inc. New (a)                           10,000            108
Paragon Trade Brands, Inc. (a)                            39,400          1,182
PeopleSoft, Inc.                                          24,000          1,149
Quaker Fabric Corp. New (a)                               11,000            154
Rayonier, Inc.                                             6,500            249
Rite Aid Corp.                                            28,000          1,113
Ross Stores, Inc.                                         15,300            761
Russ Berrie & Co. Inc.                                     1,300             23
Russell Corp.                                              5,200            155
Shopko Stores, Inc.                                       46,300            695
Sports & Recreation, Inc. (a)                              7,200             56
SuperValu, Inc.                                            5,100            145
Tiffany & Co.                                             30,000          1,099
TJX Cos. Inc.                                             22,600          1,071
Value City Department Stores, Inc. (a)                    83,600            878
Valuevision International, Inc. Class A (a)                7,000             38
Video Update, Inc. Class A (a)                            25,000             94
Waban, Inc. (a)                                           39,000          1,014
Windmere Corp.                                            18,300            235
                                                                     ----------

                                                                         22,760
                                                                     ----------

CONSUMER SERVICES - 2.0%
AAR Corp.                                                  4,400            133


20  Special Growth Fund

SPECIAL GROWTH FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

America West Airlines, Inc. Class B                       11,700     $      186
Atlantic Southeast Airlines, Inc.                         15,300            335
Aztar Corp. (a)                                           38,900            272
CKE Restaurants, Inc.                                      8,000            288
Equity Inns, Inc.                                         10,000            130
GC Companies, Inc. (a)                                       700             24
Harvey's Casino Resorts                                    2,000             34
Hollywood Entertainment Corp. (a)                         35,100            649
Hollywood Park, Inc. (a)                                   5,300             80
King World Productions, Inc. (a)                          17,000            627
Lodgenet Entertainment Corp. (a)                           8,000            140
Luby's Cafeterias, Inc.                                   43,500            865
Marcus Corp.                                               1,100             23
Max & Erma's Restaurants, Inc. (a)                        15,000             98
Mesa Airlines, Inc. (a)                                   11,600             78
O'Charleys, Inc. (a)                                      10,000            125
Players International, Inc. (a)                           11,800             62
Qantas Airways, Ltd. ADR                                  41,700            696
Recoton Corp. (a)                                          9,000            133
Red Roof Inns, Inc. (a)                                    3,500             54
Rio Hotel & Casino, Inc. (a)                               4,600             67
Ruby Tuesday, Inc.                                         3,000             56
Ryan's Family Steak Houses, Inc. (a)                     137,400            945
ShoLodge, Inc. (a)                                        10,133            129
Showbiz Pizza Time, Inc.                                  43,800            794
Skywest, Inc.                                              4,200             58
Speedway Motorsports, Inc.                                 7,500            158
Studio Plus America, Inc.                                  7,000            110
Sunstone Hotel Investors, Inc.                            21,100            276
Supertel Hospitality, Inc. (a)                            14,000            125
                                                                     ----------

                                                                          7,750
                                                                     ----------

ENERGY - 7.9%
AGL Resources, Inc.                                        3,500             74
Alamco, Inc. (a)                                          10,000            113
Apache Corp.                                              26,000            920
Arch Petroleum, Inc. New (a)                              34,800             87
Barrett Resources Corp. (a)                               18,000            767
Basin Exploration, Inc. (a)                              110,000            674
Belden & Blake Corp. (a)                                   6,800            173
BJ Services Co. (a)                                       20,000          1,020
Camco International, Inc.                                  6,300            291
Coho Energy, Inc. (a)                                     94,480            673
Cross Timbers Oil Co.                                     41,000          1,030
Dailey Petroleum Services Corp. (a)                        9,000             92
Energen Corp.                                              1,900             57
Energy Ventures, Inc. (a)                                 16,400            834
ENSCO International, Inc. (a)                             25,450          1,234
Enserch Exploration, Inc. (a)                             11,500            135
Evergreen Resources, Inc. (a)                             18,000            146
Flores & Rucks, Inc. (a)                                  16,000            852
Giant Industries, Inc.                                    53,400            748
Global Industries, Inc.                                    6,000            110
Harcor Energy, Inc. New (a)                               25,000            119
Helmerich & Payne, Inc.                                   20,800          1,084
Hugoton Energy Corp. (a)                                   4,300             44
ICO, Inc.                                                 12,800             78
Laclede Gas Co.                                            1,200             29
LTV Corp.                                                 51,700            614
Marine Drilling Co, Inc. (a)                              54,800          1,075
MidAmerican Energy Holdings Co.                           12,600            200
Mitchell Energy & Development Corp.                        2,200             49
Newfield Exploration Co.                                  27,000            702
Noble Drilling Corp. (a)                                  78,200          1,554
Nuevo Energy Co. (a)                                      13,700            712
NUI Corp.                                                  1,300             29
Oryx Energy Co. (a)                                       32,100            794
Parallel Petroleum Corp. (a)                              21,600            101
Parker & Parsley Petroleum Co.                            46,400          1,705
Plains Resources, Inc. (a)                                 3,600             56
Pool Energy Services Co. (a)                              52,500            807
Pride Petroleum Services, Inc. (a)                        14,900            343
Production Operators Corp.                                 4,000            186
Quaker State Oil Refining Corp.                            9,900            140
Questar Corp.                                              8,100            298
Reading & Bates Corp. (a)                                 20,000            530
Santa Fe Energy Resources, Inc. (a)                       77,100          1,070
Snyder Oil Corp.                                          15,800            275
Stone Energy Corp. (a)                                    33,000            986
Sun Co. Inc.                                               6,900            168
Tesoro Petroleum Corp. (a)                                11,000            154
Texoil, Inc. (a)                                          65,000             69
Transocean Offshore, Inc.                                 15,500            971
Tuboscope Vetco International Corp. (a)                    7,000            108
Ultramar Diamond Shamrock Corp.                            7,400            234
Union Texas Petroleum Holdings, Inc.                      18,100            405
USX-Delhi Group                                           67,400          1,070
Vastar Resources, Inc.                                    16,000            608
Veritas DGC, Inc. (a)                                     34,500            638
Vintage Petroleum, Inc.                                   63,800          2,201
Wiser Oil Co.                                             46,400            917
                                                                     ----------

                                                                         31,153
                                                                     ----------

FINANCE - 19.9%
Acceptance Insurance Companies, Inc. (a)                   3,100             61
AlBank Financial Corp.                                     5,100            160
Allied Group, Inc.                                         3,900            127
Allmerica Financial Corp.                                  9,000            302


                                                         Special Growth Fund  21

SPECIAL GROWTH FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Allmerica Property & Casualty Cos.                         2,000     $       61
American Bankers Insurance Group, Inc.                    40,100          2,040
American Eagle Group, Inc.                                24,000            114
American Financial Group, Inc.                             6,000            227
American National Insurance Co.                           10,500            774
AMRESCO, Inc. (a)                                         36,900            978
AmSouth Bancorp                                           14,800            716
AmVestors Financial Corp.                                  3,400             50
Astoria Financial Corp.                                   44,200          1,630
AVEMCO Corp.                                              51,000            797
Bancorp Hawaii, Inc.                                       7,000            294
Bankatlantic Bancorp, Inc. Class A                        59,875            763
Bankers Corp.                                              6,000            121
BanPonce Corp.                                            24,600            824
Bay View Capital Corp.                                     1,800             76
Bear Stearns Cos. Inc.                                    64,265          1,791
Berkley (W.R.) Corp.                                      16,500            837
BHC Financial, Inc.                                        8,000            126
Capmac Holdings, Inc.                                      2,400             80
Capsure Holdings Corp.                                     6,500             74
Carolina First Corp.                                       4,100             79
CCB Financial Corp.                                        1,000             68
Central Fidelity Banks, Inc.                               1,600             41
CFI ProServices, Inc. (a)                                  5,000             69
Charter One Financial, Inc.                               36,965          1,553
CitiFed Bancorp, Inc.                                      6,000            198
City National Corp.                                       13,200            285
Cityscape Financial Corp.                                 23,400            608
CMAC Investment Corp.                                        600             22
CNB Bancshares, Inc.                                         735             31
Collective Bancorp, Inc.                                  26,500            928
Colonial BancGroup, Inc.                                  31,100          1,244
Commerce Bancorp, Inc.                                     1,100             36
Commerce Group, Inc.                                       2,000             51
Commercial Federal Corp.                                   3,900            187
Community First Bankshares, Inc.                           1,800             50
Compass Bancshares, Inc.                                   2,900            115
Conseco, Inc.                                             12,600            803
Corporate Express, Inc. (a)                               37,200          1,093
CorVel Corp. (a)                                           4,000            113
Countrywide Credit Industries, Inc.                       27,400            784
Cullen Frost Bankers, Inc.                                 4,000            132
Dauphin Deposit Corp.                                      1,800             59
Delphi Financial Group, Inc.                              27,540            812
Delta Financial Corp. (a)                                  6,700            121
Deposit Guaranty Corp.                                     2,000             62
Dime Community Bancorp, Inc. (a)                          30,000            435
Donaldson, Lufkin & Jenrette, Inc.                        27,600            994
Downey Financial Corp.                                     1,800             35
Eaton Vance Corp.                                         23,200          1,105
Enhance Financial Services Group, Inc.                     2,500             91
Envoy Corp. New (a)                                       32,400          1,219
Everest Re Holdings, Inc.                                  6,200            178
Executive Risk, Inc.                                      24,000            888
EXEL, Ltd.                                                21,000            795
Fidelity National Financial                                4,730             72
Financial Fed Corp.                                        7,000            117
First American Corp.                                      14,000            807
First American Financial Corp.                            31,500          1,295
First Bell Bancorp, Inc.                                   6,900             91
First Commerce Corp.                                      25,000            966
First Federal Savings Bank of Colorado, Inc.               4,300             73
First Financial Caribbean Corp.                            4,000            111
First Financial Corp.                                      4,000             97
First Hawaiian Creditcorp, Inc.                            2,500             88
First Mortgage Corp. (a)                                  23,200             96
First Republic Bancorp, Inc. (a)                           7,000            117
First Security Corp.                                       7,600            257
First Tennessee National Corp.                            14,100            527
First Virginia Banks, Inc.                                 2,200            105
FirstBank Puerto Rico                                      1,200             31
FirstFed Financial Corp. (a)                               1,200             26
Flushing Financial Corp.                                   6,300            113
Fremont General Corp.                                     83,175          2,578
Great Financial Corp.                                      3,000             87
Greenpoint Financial Corp.                                19,600            926
Guarantee Life Companies, Inc.                             1,600             30
Guaranty National Corp.                                    2,900             49
HCC Insurance Holdings, Inc.                              12,500            300
Hibernia Corp.                                            22,500            298
HUBCO, Inc.                                                1,957             48
Imperial Bancorp                                           3,120             75
Imperial Credit Industries, Inc.                          65,122          1,359
Inter-Regional Financial Group, Inc.                       1,800             63
Jefferies Group, Inc.                                     20,000            808
John Alden Financial Corp.                                 7,400            137
Keystone Financial, Inc.                                   2,700             68
Lehman Brothers Holdings, Inc.                            43,200          1,355
Leucadia National Corp.                                   34,800            931
Liberty Corp.                                              1,100             43
Life USA Holdings, Inc. New (a)                            3,500             41
Litchfield Financial Corp.                                 7,350            103
Long Island Bancorp, Inc.                                  6,900            241
MAF Bancorp, Inc.                                          3,411            117
Magna Group, Inc.                                          5,600            165
Markel Corp. (a)                                           9,500            846
Mid Ocean, Ltd.                                           14,000            735
ML Bancorp, Inc.                                           6,800             95
Money Store, Inc. (The)                                   58,000          1,602
NAC Reinsurance Corp.                                      9,400            318


22  Special Growth Fund

SPECIAL GROWTH FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

National Auto Credit, Inc.                                 3,000     $       36
New York Bancorp, Inc.                                     1,100             43
North American Mortgage Co.                                6,900            136
North Fork Bancorporation, Inc.                            8,700            310
Ocean Financial Corp. (a)                                  5,000            127
Ohio Casualty Corp.                                        2,500             89
Old Kent Financial Corp.                                  17,840            850
Old National Bancorp                                       1,000             39
Old Republic International Corp.                          11,900            318
ONBANCorp                                                  5,900            219
One Valley Bancorp of West Virginia, Inc.                  2,500             93
Orion Capital Corp.                                        4,200            257
Penn Treaty American Corp. (a)                             5,000            128
PennCorp Financial Group, Inc.                            23,000            828
Peoples Heritage Financial Group                          46,640          1,294
PFF Bancorp, Inc. (a)                                     10,000            146
Price (T. Rowe) & Associates, Inc.                        10,900            471
Provident Bankshares Corp.                                 2,100             82
Quaker City Bancorp, Inc. (a)                              9,200            175
Queens County Bancorp                                      2,666            126
RAC Financial Group, Inc.                                 32,400            664
Raymond James Financial, Inc.                              1,200             36
RCSB Financial, Inc.                                      28,400            817
Reliance Group Holdings, Inc.                             16,400            150
RenaissanceRe Holdings, Ltd.                              38,400          1,267
Republic Bancorp, Inc.                                     2,970             35
Resource Bancshares Mortgage Group                         8,607            123
Resource Mortgage Capital Corp.                            6,700            197
Riggs National Corp.                                       9,700            167
Robert Half International, Inc.                           22,100            760
Security Capital Corp.                                     1,000             73
Security Connecticut Corp.                                 7,300            256
Selective Insurance Group, Inc.                           30,700          1,167
Signet Banking Corp.                                      16,500            507
Sotheby's Holdings Co. Inc. Class A                       45,000            838
Southern Pacific Funding Corp. (a)                        21,700            675
SouthTrust Corp.                                          15,800            549
Sovereign Bancorp, Inc.                                   72,560            943
St. Paul Bancorp, Inc.                                     2,900             85
Standard Federal Bancorporation                           13,700            779
Standard Financial, Inc.                                   4,300             84
State Auto Financial Corp.                                 9,000            162
SunAmerica, Inc.                                          59,600          2,645
Susquehanna Bancshares, Inc.                               1,300             45
T R Financial Corp.                                        3,000            107
TCF Financial Corp.                                       20,000            870
Titan Holdings, Inc.                                       8,750            144
Transatlantic Holdings, Inc.                              22,000          1,771
Trenwick Group, Inc.                                      21,000            971
UICI (a)                                                  22,000            707
Union Planters Corp.                                      50,775          1,980
UnionBanCal Corp.                                          2,100            111
United Fire & Casualty Co.                                32,450          1,144
Unitrin, Inc.                                              1,500             84
US Facilities Corp.                                       66,500          1,305
USF&G Corp.                                               36,800            768
USLIFE Corp.                                              35,500          1,180
UST Corp.                                                  1,600             33
Valley National Bancorp                                    2,300             59
Washington Federal, Inc.                                   5,900            153
Washington Mutual, Inc.                                   24,100          1,042
Washington National Corp.                                  4,800            132
Westamerica Bancorporation                                 1,000             58
Westcorp, Inc.                                             7,365            161
Western National Corp.                                     4,900             94
Whitney Holding Corp.                                      1,000             35
Zenith National Insurance Corp.                            1,100             30
                                                                     ----------

                                                                         78,444
                                                                     ----------

GENERAL BUSINESS - 9.7%
AccuStaff, Inc.                                          104,500          2,208
American Business Products, Inc.                           1,200             30
American Greetings Corp. Class A                          59,600          1,691
American Residential Services, Inc. (a)                    3,500             95
APAC Teleservices, Inc.                                   35,700          1,357
Ascend Communications, Inc.                               16,000            992
Assisted Living Concepts, Inc. (a)                         6,000             92
BISYS Group, Inc. New (a)                                 26,000            962
Bowne & Co. Inc.                                           4,900            121
Caribiner International, Inc. (a)                         17,000            854
Cascade Communications Corp.                              10,000            551
Central Newspapers, Inc. Class A                          31,700          1,395
Cognos, Inc.                                              45,700          1,268
Comarco, Inc. (a)                                          5,000             90
Comnet Cellular, Inc. (a)                                  2,000             55
COREStaff, Inc.                                           28,000            658
Dames & Moore, Inc.                                        2,800             41
DeVRY, Inc.                                               30,600            719
Dow Jones & Co. Inc.                                      23,000            779
DSP Communications, Inc.                                  39,800            766
Educational Medical, Inc. (a)                              9,500            105
Effective Management Systems, Inc. (a)                    20,000            115
Ennis Business Forms, Inc.                                37,250            419
Franklin Quest Co. (a)                                     4,600             97
G & K Services, Inc. Class A                              17,100            641
General Communication, Inc. Class A (a)                   16,000            126
Gibson Greetings, Inc. (a)                                 3,700             72
Globe Business Resources, Inc. (a)                        12,000            114
Golden Books Family Entertainment, Inc. (a)                6,900             75


                                                         Special Growth Fund  23

SPECIAL GROWTH FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Grey Advertising                                           4,400     $    1,100
Harland (John H.) Co.                                     23,200            766
Harte Hanks Communications                                34,500            957
Houghton Mifflin Co.                                      16,000            906
Hunt Manufacturing Co.                                     2,000             36
Iron Mountain, Inc. (a)                                    5,000            151
Jones Intercable, Inc. Class A (a)                        65,000            666
Katz Digital Technologies, Inc. (a)                       20,000             63
Kelly Services, Inc. Class A                               2,100             57
Kronos, Inc.                                               4,000            122
Lason Holdings, Inc. (a)                                  19,800            401
Lee Enterprises, Inc.                                     44,500          1,035
Logicon, Inc.                                              3,700            135
McClatchy Newspapers, Inc. Class A                        29,500          1,033
Merrill Corp.                                              1,400             32
META Group, Inc. (a)                                      40,600          1,056
Metricom, Inc. (a)                                         5,800             86
MicroAge, Inc. (a)                                        55,500          1,103
Miller (Herman), Inc.                                      4,100            231
MSC Industrial Direct Co. Inc. Class A (a)                 1,600             59
New England Business Service, Inc.                         2,100             45
Ortel Corp. (a)                                           17,400            409
Outdoor Systems, Inc.                                     16,350            458
Paychex, Inc.                                             18,000            925
PC Service Source, Inc. (a)                               10,700             79
Pegasus Communications Corp. Class A (a)                  10,000            133
Personnel Group of America, Inc. (a)                       8,200            198
Quintiles Transnational Corp. (a)                         14,000            917
Richey Electronics, Inc. (a)                              12,000            137
Saga Communications Class A                                5,312            104
SFX Broadcasting, Inc. Class A (a)                         4,000            118
Sovran Self Storage, Inc.                                 27,500            859
Standard Register Co.                                      3,100            101
Steris Corp. (a)                                          21,000            914
Thomas Nelson, Inc.                                        5,500             82
Tranzonic Companies (The) Class A                         26,000            465
TRM Copy Centers Corp. (a)                                11,000            107
True North Communications, Inc.                            3,400             74
United Wisconsin Services, Inc.                            2,100             55
Universal Outdoor Holdings, Inc. (a)                      34,100            784
US Office Products Co.                                    52,800          1,782
Viking Office Products, Inc.                              20,000            530
Wackenhut Corp.                                            6,000            103
Washington Post Co. Class B                                4,300          1,440
Young Broadcasting Corp. Class A (a)                      27,500            803
Zilog, Inc. (a)                                            6,100            158
                                                                     ----------

                                                                         38,263
                                                                     ----------

MISCELLANEOUS - 2.3%
Apollo Group, Inc. Class A                                18,300            611
Arden Realty Group, Inc.                                  38,000          1,055
Castle & Cook, Inc. New (a)                               10,600            168
Childtime Learning Centers (a)                             6,600             62
Chris Craft Industries, Inc.                               3,914            164
Citation Corp. (a)                                         9,000             89
Cornell Corrections, Inc. (a)                              7,800             69
FRP Properties, Inc. (a)                                   6,000            150
Griffon Corp. (a)                                         96,500          1,182
Gyrodyne Co. of America, Inc. (a)                          1,775             20
Ha-Lo Industries, Inc.                                    35,500            976
Hirsch International Group Class A                         6,250            113
Insignia Financial Group, Inc. Class A                    42,000            945
Jabil Circuit, Inc. (a)                                    3,300            132
Landair Services, Inc. (a)                                12,000            120
Leather Factory, Inc. (a)                                 60,000             49
M.D.C. Holdings, Inc.                                     14,300            123
Mark VII, Inc. (a)                                         6,000            166
McWhorter Technologies, Inc. (a)                           1,800             41
NN Ball & Roller, Inc.                                     6,000             92
NUMAR Corp. (a)                                            8,000            107
On Assignment, Inc. (a)                                   26,000            741
Philip Environmental, Inc. (a)                            10,000            145
PXRE Corp.                                                41,959          1,038
S3, Inc. (a)                                              31,600            514
Supreme Industries, Inc. Class A (a)                      16,000             91
Tracor, Inc. New (a)                                       6,700            142
Youth Services International, Inc.                        10,000            150
                                                                     ----------

                                                                          9,255
                                                                     ----------

SHELTER - 2.7%
Ameron International Corp.                                 1,000             52
Cameron Ashley, Inc. (a)                                  10,000            136
Centex Construction Products, Inc.                        10,300            185
Centex Corp.                                              26,800          1,008
Champion Enterprises, Inc.                                37,500            731
Continental Homes Holding Corp.                            5,500            117
Crossmann Communities,  Inc. (a)                           6,000            102
Dayton Superior Corp. Class A (a)                         71,700            941
Elcor Chemical Corp.                                         100              2
Fibreboard Corp. New (a)                                   2,500             84
Granite Construction, Inc.                                27,800            528
Lennar Corp.                                              49,200          1,341
Lone Star Industries, Inc.                                 4,000            148
Pacific Greystone Corp. (a)                                9,000             99
Plum Creek Timber Co. L P                                 25,600            666
Ryland Group, Inc.                                         6,400             88
Schuller Corp.                                            28,700            305
Smith (Charles E.) Residential Realty, Inc.               37,300          1,091
Southdown, Inc.                                           46,600          1,450


24  Special Growth Fund

SPECIAL GROWTH FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

St. Joe Corp.                                             15,000     $      975
Standard Pacific Corp.                                    27,100            156
Vulcan Materials Co.                                       5,600            341
                                                                     ----------

                                                                         10,546
                                                                     ----------

TECHNOLOGY - 17.6%
Actel Corp. (a)                                           27,800            660
ACX Technologies, Inc. (a)                                10,500            209
ADC Telecommunications, Inc.                              71,600          2,220
Advanced Micro Devices, Inc. (a)                           8,800            227
American Management Systems, Inc.                         16,000            388
Amplicon, Inc.                                             5,000             99
Astea International, Inc. (a)                             12,000             68
Banctec, Inc. (a)                                         38,000            784
BDM International, Inc. (a)                               17,000            910
Bell Industries                                           47,591          1,017
Berg Electronics Corp. (a)                                17,000            499
BI Incorporated  Co. New (a)                              15,000            105
Boole & Babbage, Inc.                                      6,000            144
Brooktrout Technology, Inc.                               19,600            544
Burr-Brown Corp. (a)                                       5,000            128
Caere Corp. (a)                                            7,500             85
California Microwave, Inc. (a)                             7,000            102
Cambridge Technology Partners, Inc.                       27,000            901
CBT Group PLC - ADR                                       35,800          1,924
CCC Information Services Group (a)                        27,800            424
CDW Computer Centers, Inc.                                19,100          1,132
Channell Commercial Corp. (a)                             10,000            120
Chips & Technologies, Inc. (a)                            12,000            216
Citrix Systems, Inc.                                      22,100            856
Clarify, Inc.                                              2,600            124
Coeur d'Alene Mines Corp.                                 13,400            203
Compuware Corp. (a)                                       50,200          2,510
Comverse Technology, Inc. New (a)                         48,500          1,825
Consilium, Inc. (a)                                       15,700             86
Cypress Semiconductor Corp. (a)                           20,100            284
Data Transmission Network Corp.                            6,000            129
Destec Energy, Inc. (a)                                    2,400             38
DH Technology, Inc. (a)                                    5,000            115
Documentum, Inc. (a)                                       4,600            156
DSP Group, Inc. (a)                                       10,000             85
DST Systems, Inc. (a)                                     30,000            941
DuPont Photomasks, Inc. (a)                                2,000             91
Egghead, Inc. (a)                                         10,400             53
Electromagnetic Sciences, Inc. (a)                         5,000             96
Electronic Arts (a)                                       40,300          1,204
Electronics For Imaging, Inc. (a)                         12,000            978
Encad, Inc.                                               22,400            913
ESS Technology, Inc. (a)                                  14,100            395
Esterline Corp. (a)                                        5,900            154
Etec Systems, Inc. (a)                                     3,000            113
Evans & Sutherland Computer Corp. (a)                      2,400             58
Exar Corp. (a)                                             8,000            124
FORE Systems                                              20,000            658
Furon Co.                                                  1,800             38
Gateway 2000, Inc. (a)                                    12,800            685
Genus, Inc. (a)                                           10,200             55
Gerber Scientific, Inc.                                    3,800             57
Global Village Communication (a)                          14,000             45
GTI Corp.                                                  9,100             42
Hadco Corp. (a)                                           32,700          1,590
Harris Corp.                                              10,600            727
Hello Direct, Inc. (a)                                    22,000             99
Hutchinson Technology, Inc. (a)                            1,800            136
Hyperion Software Corp. (a)                               31,500            665
InaCom Corp. (a)                                          21,200            845
Input/Output, Inc.                                         3,000             56
Inso Corp. (a)                                            32,000          1,248
Integrated Circuit Systems, Inc. (a)                      10,000            134
Intelligent Electronics, Inc. (a)                         11,100             89
Jack Henry  & Assocociates, Inc.                          25,000            881
Kaman Corp. Class A                                        3,000             38
Kentek Information Systems, Inc.                          20,000            113
KLA Instruments Corp. (a)                                 37,600          1,330
Kulicke & Soffa Industries, Inc. (a)                       5,500            105
KVH Industries, Inc. (a)                                  10,000             70
Landauer, Inc.                                             4,300            105
Legato Systems, Inc.                                      24,000            774
Littlefuse, Inc. (a)                                      16,000            768
Lo-Jack Corp. (a)                                         10,000             98
Longview Fibre Co.                                         6,400            118
Marshall Industries (a)                                   35,100          1,075
McAfee Associates, Inc.                                   50,512          2,204
Medic Computer Systems, Inc.                              13,900            559
MetaTools, Inc. (a)                                        8,500             99
Metrologic Instruments, Inc. (a)                           7,000            112
Molex, Inc. Class A                                       20,000            710
National Semiconductor Corp. (a)                          29,000            707
Natural Microsystems Corp.                                14,400            454
Network Appliance, Inc. (a)                               14,100            712
ON Technology Corp. (a)                                   22,000            118
Orbital Sciences Corp. Class A (a)                        14,000            238
Pacific Scientific Co.                                     4,400             50
Par Technology Corp. (a)                                  10,000            139
Photronics, Inc. (a)                                       5,000            136
Pittway Corp. Class A                                     24,467          1,309
Pure Atria Corp. (a)                                      18,287            446
RadiSys Corp. (a)                                         16,100            781
Rational Software Corp. New (a)                           31,300          1,229


                                                         Special Growth Fund  25

SPECIAL GROWTH FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Read-Rite Corp. (a)                                       21,900     $      548
Saville Systems Ireland PLC - ADR (a)                     31,100          1,240
Sensormatic Electronics Corp.                             30,900            518
Siebel Systems, Inc.                                      28,400            767
Silicon Storage Technology, Inc. (a)                       6,800             33
Software Artistry, Inc. (a)                               12,000             83
Software Spectrum, Inc. (a)                                4,000            115
SpaceLabs, Inc. (a)                                        1,100             23
Splash Technology Holdings, Inc. (a)                       7,000            151
Standard Microsystems Corp. (a)                           10,600             98
Storage Technology Corp. (a)                              21,900          1,043
StorMedia, Inc. Class A                                    3,700             60
Structural Dynamics Research Corp. (a)                    85,400          1,676
Sykes Enterprises, Inc.                                   43,000          1,559
Symantec Corp. (a)                                        37,600            545
Tandem Computers, Inc. (a)                                89,600          1,232
TB Wood's Corporation                                     12,000            129
Tech-Sym Corp. (a)                                        31,500            937
Tellabs, Inc.                                             30,000          1,129
Teradyne, Inc. (a)                                        53,482          1,304
Thiokol Corp.                                              6,200            277
Thomas & Betts Corp.                                       5,000            222
Transaction Systems Architects, Inc. Class A              25,000            819
Trident Microsystems, Inc. (a)                            46,000            765
TSX Corp.                                                 13,700            118
ULTRADATA Corp. (a)                                       26,000            106
Uniphase Corp.                                            16,500            865
Veritas Software Corp.                                    35,700          1,757
VideoServer, Inc. (a)                                     16,400            688
VLSI Technology, Inc. (a)                                 60,400          1,426
Voice Control Systems, Inc. (a)                           15,000            117
Wall Data, Inc. (a)                                        5,600             82
Watkins-Johnson Co.                                        8,500            207
Western Digital Corp. (a)                                 14,100            801
Xircom, Inc. (a)                                          36,700            798
Zero Corp.                                                   200              5
                                                                     ----------

                                                                         69,327
                                                                     ----------

TRANSPORTATION - 2.0%
Air Express International Corp.                            3,600            115
Alexander & Baldwin, Inc.                                  3,500             86
American Freightways Corp. (a)                             4,200             46
APL, Ltd.                                                  5,700            135
Caliber Systems, Inc.                                      7,300            141
Consolidated Freightways Corp. (a)                         4,150             37
Consolidated Freightways, Inc.                             8,300            185
Genesee & Wyoming, Inc. Class A (a)                       21,600            707
Hvide Marine, Inc. Class A (a)                             6,000            130
Kirby Corp. (a)                                            4,400             87
Knight Transportation, Inc. (a)                            6,000            112
MTL, Inc. (a)                                             47,000            952
Navistar International Corp. (a)                          20,900            191
Offshore Logistics, Inc. (a)                              11,800            229
Overseas Shipholding Group, Inc.                          36,000            612
Pittston Burlington Group                                  2,000             40
Roadway Express, Inc.                                      5,500            105
Rollins Truck Leasing Corp.                                4,600             58
Rural/Metro Corp. (a)                                     16,600            589
Seacor Holdings, Inc. (a)                                 14,600            920
Transport Corp. of America (a)                            12,000            123
Trico Marine Services, Inc. (a)                            8,700            418
Trinity Industries, Inc.                                   6,400            240
Wisconsin Central Transportation Corp.                    25,500          1,006
Yellow Corp. (a)                                          53,500            768
                                                                     ----------

                                                                          8,032
                                                                     ----------

UTILITIES - 3.4%
Aliant Communications, Inc.                                2,200             37
American Water Works, Inc.                                 7,400            153
Aquarion Co.                                               1,000             28
Bay State Gas Co.                                          1,100             31
Black Hills Corp.                                          1,000             28
Boston Edison Co.                                         11,500            309
CellStar Corp. (a)                                         6,400            114
Cellular Communications of
  Puerto Rico, Inc. (a)                                   34,966            682
Centennial Cellular Corp. Class A (a)                     63,500            762
Central Hudson Gas & Electric Corp.                        3,300            104
Central Louisiana Electric Co. Inc.                        2,200             61
Central Maine Power Co.                                    7,100             83
Citizens Utility Co. Class A                              93,483          1,017
Commonwealth Energy System                                 2,000             47
Connecticut Natural Gas Corp.                                600             15
Delmarva Power & Light Co.                                 2,900             59
E'town Corp.                                               1,000             32
Eastern Enterprises, Inc.                                  4,700            166
Empire District Electric Co.                               1,300             24
Enova Corp.                                               11,900            271
Equitable Resources, Inc.                                  8,700            259
Hawaiian Electric Industries, Inc.                         3,600            130
Idaho Power Co.                                            7,200            224
LG&E Energy Corp.                                          4,100            100
Long Island Lighting Co.                                  34,400            761
MDU Resources Group, Inc.                                  1,000             23
Minnesota Power & Light Co.                                3,600             99
Montana Power Co.                                         13,100            280
National Fuel & Gas Co.                                    7,000            289
Nevada Power Co.                                          10,900            223


26  Special Growth Fund

SPECIAL GROWTH FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

New England Electric System                                5,600     $      195
New Jersey Resources Corp.                                 2,300             67
New York State Electric & Gas Corp.                        8,800            190
Niagara Mohawk Power Corp. (a)                            45,800            452
Northeast Utilities                                       35,600            472
Northwest Natural Gas Co.                                  1,800             43
Northwestern Public Service Co.                            6,000            206
ONEOK, Inc.                                                8,300            249
Orange & Rockland Utilities, Inc.                          1,700             61
Peoples Energy Corp.                                       6,700            227
Piedmont Natural Gas Co. Inc.                              4,100             96
Premiere Technologies, Inc. (a)                           12,700            318
Primark Corp. (a)                                          2,600             64
Public Service Co. of New Mexico                          14,100            277
Public Service Co. of North Carolina, Inc.                 1,700             31
Puget Sound Power & Light Co.                              9,700            233
Rochester Gas & Electric Corp.                             9,300            178
Sierra Pacific Resources                                   9,300            267
SIG Corp.,  Inc.                                             200              7
Telco Systems, Inc. (a)                                    4,400             84
TNP Enterprises, Inc.                                      3,100             85
TresCom International, Inc. (a)                            8,700             63
UGI Corp.                                                  5,200            116
United Illuminating Co.                                   23,600            740
United States Cellular Corp. (a)                          27,200            758
UtiliCorp United, Inc.                                     9,900            267
Washington Water Power Co.                                 7,900            147
Western Resources, Inc.                                   28,200            871
WICOR, Inc.                                                2,900            104
WPL Holdings, Inc.                                         4,200            118
                                                                     ----------

                                                                         13,397
                                                                     ----------

TOTAL COMMON STOCKS
(cost $304,816)                                                         363,958
                                                                     ----------

OPTIONS PURCHASED - 0.0%
Russell 2000 Index Mar 320 Call (a)                           20*            92
                                                                     ----------

TOTAL OPTIONS PURCHASED
(cost $82)                                                                   92
                                                                     ----------

CONVERTIBLE PREFERRED STOCKS - 0.1%
Callon Petroleum Co. Series A                              2,500            110
Triathlon Broadcasting Co.                                15,000            127
                                                                     ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $237)                                                                 237
                                                                     ----------

PREFERRED STOCKS - 0.1%
   Finova Finance Trust (conv.)                           13,000            683
                                                                     ----------

TOTAL PREFERRED STOCKS
   (cost $650)                                                              683
                                                                     ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                         (000)
                                                       ---------

SHORT-TERM INVESTMENTS - 8.0%
Frank Russell Investment Company Money
  Market Fund, due on demand (b)                       $  28,668         28,668
United States Treasury Bills (b)(c)(d)
  4.907% due 02/06/97                                        150            149
  5.040% due 02/06/97                                      2,600          2,587
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
   (cost $31,404)                                                        31,404
                                                                     ----------

TOTAL INVESTMENTS
   (identified cost $337,189)(e) - 100.6%                               396,374

OTHER ASSETS AND LIABILITIES,
NET, INCLUDING OPTIONS WRITTEN - (0.6%)                                 (2,416)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  393,958
                                                                     ----------
                                                                     ----------

(a)  Non income-producing security.
(b)  At cost, which approximates market.
(c)  Rate noted is yield-to-maturity (unaudited).
(d) Held as collateral by the custodian in connection with futures contracts purchased and options written by the Fund.
(e)  See Note 2 for federal income tax information.
 *   Number of contracts.

ABBREVIATIONS:
ADR - American Depositary Receipt
PLC - Public Limited Company


        The accompanying notes are an integral part of the financial statements.


                                                         Special Growth Fund  27

SPECIAL GROWTH FUND

December 31, 1996

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                      ----------  --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Index Futures Contracts
  Expiration Date 03/97                                       21     $     (20)
S&P 400 Midcap Index Futures Contracts
  Expiration Date 03/97                                       95            (6)
Russell 2000-Registered Trademark- Index Futures Contracts
  Expiration Date 03/97                                       51             5
                                                                     ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased ( )                                            $     (21)
                                                                     ----------
                                                                     ----------

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                       CONTRACTS       (000)
                                                      ----------  --------------

PUT OPTIONS WRITTEN
(Notes 2 and 3)

Russell 2000-Registered Trademark- Index
  Strike Price 320.00
  Expiration Date 03/97                                       20     $       8
                                                                     ----------

Total Liability for Put Options Written
  (premiums received $12)( )                                         $       8
                                                                     ----------
                                                                     ----------

(#) At December 31, 1996, United States Treasury Bills valued at $2,736 were held as collateral by the custodian in connection with futures contracts purchased and options written by the Fund.


        The accompanying notes are an integral part of the financial statements.


28  Special Growth Fund

SPECIAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996


ASSETS
Investments at market (identified cost $337,189,137)(Note 2) . . . . . . . . . . . . . . . . . . . .     $   396,373,510
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             432,097
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,246,177
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,994,758
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              26,925
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         403,073,467

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $   7,816,846
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             214,985
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             382,009
  Other accrued expenses and payables. . . . . . . . . . . . . . . . . . . . . .             427,497
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . .             267,100
Options written, at market value
  (premiums received $12,440)(Notes 2 and 3) . . . . . . . . . . . . . . . . . .               7,500
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,115,937
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   393,957,530
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $      231,270
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,969,266
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          59,184,373
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (20,952)
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,940
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              96,594
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         327,492,039
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   393,957,530
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share:
  Class S ($393,047,548 divided by 9,637,034 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . .          $40.79
                                                                                                         ---------------
                                                                                                         ---------------
  Class C ($909,982 divided by 22,333 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . .            $40.75
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


                                                         Special Growth Fund  29

SPECIAL GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996


INVESTMENT INCOME
Income:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     3,502,018
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,486,347
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             136,489
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,124,854

Expenses (Notes 1, 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $3,307,757
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             358,506
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             337,302
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              23,239
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .              22,857
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,688
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              33,422
  Registration fees
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              48,506
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  89
  Distribution fees - Class C. . . . . . . . . . . . . . . . . . . . . . . . . .                 447
  Shareholder servicing fees - Class C . . . . . . . . . . . . . . . . . . . . .                 279
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,137,092
                                                                                                         ---------------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             987,762
                                                                                                         ---------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          41,876,661
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,515,359
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             411,450          44,803,470
                                                                                     ---------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,103,897
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16,921
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (3,047)         14,117,771
                                                                                     ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . .                              58,921,241
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .                         $    59,909,003
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


30  Special Growth Fund

SPECIAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       987,762     $     1,346,692
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .          44,803,470          36,043,622
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .          14,117,771          30,962,683
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .          59,909,003          68,352,997

Distributions to shareholders:
  Net investment income
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,043,019)         (1,514,994)
  Net realized gain on investments
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (45,014,788)        (25,900,014)
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (87,575)                 --
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .          66,516,242          43,663,052
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .          80,279,863          84,601,041
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         313,677,667         229,076,626
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $231,270 and $286,547, respectively). . . . . . . . . . . . . . . . . . . .     $   393,957,530     $   313,677,667
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


                                                         Special Growth Fund 31

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .     39.17       $  33.47       $  35.82       $  36.63       $  34.47
                                                              --------       --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .       .12            .18            .16            .07            .05
  Net realized and unrealized gain (loss) on investments . .      6.87           9.25           (.71)          5.22           4.22
                                                              --------       --------       --------       --------       --------

  Total Income From Investment Operations. . . . . . . . . .      6.99           9.43           (.55)          5.29           4.27
                                                              --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .        (.12)          (.21)          (.10)          (.07)          (.06)
  Net realized gain on investments . . . . . . . . . . . .       (5.25)         (3.52)          (.85)         (6.03)         (2.05)
  In excess of net realized gain on investments. . . . . .          --             --           (.85)            --             --
                                                              --------       --------       --------       --------       --------

  Total Distributions. . . . . . . . . . . . . . . . . . .       (5.37)         (3.73)         (1.80)         (6.10)         (2.11)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . .    $  40.79       $  39.17       $  33.47       $  35.82          36.63
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . .       18.65          28.52          (3.71)         15.48          12.52

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets . . . . . . . .        1.19           1.22           1.20           1.31           1.33
  Net investment income to average net assets  . . . . . .         .28            .49            .50            .19            .14
  Portfolio turnover . . . . . . . . . . . . . . . . . . .      118.13          87.56          55.40          91.97          42.20
  Net assets, end of year ($000 omitted) . . . . . . . . .     393,048        313,678        229,077        188,891        134,913
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . .       .0384            N/A            N/A            N/A            N/A


32  Special Growth Fund

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1996*
                                                                      ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .      $   43.48
                                                                      ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . . . . .           (.02)
  Net realized and unrealized gain (loss) on investments . . . .           1.63
                                                                      ----------

  Total Income From Investment Operations. . . . . . . . . . . .           1.61
                                                                      ----------

LESS DISTRIBUTIONS:
  Net realized gain on investments . . . . . . . . . . . . . . .          (4.34)
                                                                      ----------

Total Distributions. . . . . . . . . . . . . . . . . . . . . . .          (4.34)
                                                                      ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .      $   40.75
                                                                      ----------
                                                                      ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . .           4.04

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets (b) . . . . . . . . .           1.89
  Net investment income (loss) to average net assets (b) . . . .           (.38)
  Portfolio turnover . . . . . . . . . . . . . . . . . . . . . .         118.13
  Net assets, end of period ($000 omitted) . . . . . . . . . . .            910
  Average commission rate paid per share,
    of security ($ omitted). . . . . . . . . . . . . . . . . . .          .0384

*    For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(b)  The ratios for the period December 31, 1996 are annualized.


                                                         Special Growth Fund  33

EQUITY INCOME FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)

OBJECTIVE:   To achieve a high level of current income, while maintaining the potential for capital appreciation.

INVESTS IN:  Primarily income-producing U.S. equity securities.

STRATEGY:    The Fund uses a multi-manager strategy intended to achieve a high level of current income and the potential for capital appreciation with moderate risk. The Fund employed the investment management services of three managers with three separate approaches to Value-oriented investment.



DATES            EQUITY INCOME - CLASS S   RUSSELL 1000-Registered Trademark- VALUE **   LIPPER-C- EQUITY INCOME ++
    *                            $10,000                                       $10,000                      $10,000
 1987                             $9,756                                       $10,050                       $9,796
 1988                            $11,651                                       $12,377                      $11,135
 1989                            $14,635                                       $15,495                      $13,418
 1990                            $13,625                                       $14,242                      $12,577
 1991                            $17,375                                       $17,747                      $15,889
 1992                            $19,375                                       $20,198                      $17,379
 1993                            $21,936                                       $23,858                      $19,772
 1994                            $22,085                                       $23,384                      $19,273
 1995                            $29,762                                       $32,351                      $25,009
 1996                            $36,147                                       $39,352                      $29,653
-------------------------------------------------------------------------------------------------------------------
Total                           $206,347                                      $219,054                     $183,901
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------


EQUITY INCOME FUND - CLASS S

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------

1 Year              $  12,145      21.45%
5 Years             $  20,804      15.78%#
10 Years            $  36,147      13.71%#


EQUITY INCOME FUND - CLASS C ++++

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  12,130      21.30%
5 Years             $  20,778      15.75%#
10 Years            $  36,101      13.70%#


RUSSELL 1000-Registered Trademark- VALUE INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  12,164      21.64%
5 Years             $  22,174      17.27%#
10 Years            $  39,352      14.68%#


LIPPER-C- EQUITY INCOME FUNDS AVERAGE

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  11,857      18.57%
5 Years             $  18,663      13.29%#
10 Years            $  29,653      11.48%#


   * The Equity Income Fund - Class S assumes initial investment on January 1, 1987.

  ** Russell 1000-Registered Trademark- Value Index includes stocks from the
     Russell 1000-Registered Trademark- Index with a less than average growth orientation. The Index represents the universe of stocks from which most price-driven managers typically select.

  ++ Lipper Equity-C- Income Funds Average is the average total return for the universe of funds within the Equity Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++ The Equity Income Fund - Class C - For the period, November 4, 1996
     (commencement of sales) to December 31, 1996, shareholder service and Rule 12b-1 distribution fees were charged. Total return would have been lower had these fees been in effect during prior reporting periods.

   # Annualized.

34  Equity Income Fund

EQUITY INCOME FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1996, the Equity Income Fund Class S and Class C shares had a total return of 21.5% and 21.3%, respectively, as compared to the Russell 1000 -Registered Trademark- Value Index results of 21.6%. The Fund's slight underperformance relative to the Russell 1000 Value Index was primarily due to an underweighting in the largest capitalization issues as well as bank stocks.

PORTFOLIO HIGHLIGHTS
Investors favored Growth stocks over Value- and Yield-oriented alternatives for most of 1996. However, the fourth quarter proved to be a strong one for Value stocks as investors sought more defensive investment options. There were two dominant themes in the performance of Value stocks during the year. Financial services companies enjoyed a banner year, with the Russell 1000 Index financial services sector rising more than 34%. Despite the negative overhang of rising interest rates, bank stocks led the way as they benefited from strong balance sheets and improving earnings growth. Bank stocks also enjoyed the trend toward consolidation, as the prospect of mergers and acquisitions became another catalyst for stock price appreciation. The other strong performers within the financial services sector were securities brokerage stocks, which continued to be an obvious beneficiary of the market's strength, not to mention the huge sums of assets flowing into the market. In contrast to the financial services sector, utility stocks struggled through 1996. Sweeping deregulation of both the telecommunications and electrical utilities industries negatively impacted the stocks within the sector. The utilities sector of the Russell 1000 Index rose a meager 2.9%.

Given this backdrop, the Equity Income Fund managers faced some major challenges in 1996. Rising interest rates limited their enthusiasm towards bank stocks and other financial services stocks in general. The Fund's underweighting to the sector proved a distinct disadvantage for most of the year. Similarly, its underweighting in the largest stocks in its Value universe also had some negative implications. However, good security selection was nearly enough to overcome these other factors. Strong technology stock selection and the combined benefit of good defensive selection and an underweighting in the utilities sector provided significant added value.


-------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

Chase Manhattan Corp.                                      2.2%
International Business Machines Corp.                      2.1
NYNEX Corp.                                                2.0
Texaco, Inc.                                               1.9
Banc One Corp.                                             1.8
U.S. West Communications Group                             1.5
Atlantic Richfield Co.                                     1.4
Allstate Corp.                                             1.4
American General Corp.                                     1.4
Ford Motor Co.                                             1.4

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS                         DECEMBER 31, 1996

Current P/E Ratio                                        14.8x
Portfolio Price/Book Ratio                               2.16x
Market Capitalization - $ - Weighted Average         20.16 Bil
Number of Holdings                                         195

-------------------------------------------------------------------
-------------------------------------------------------------------
MONEY MANAGERS                                           STYLES

Brandywine Asset Management, Inc.                        Value
Equinox Capital Management, Inc.                         Value
Trinity Investment Management Corp.                      Value

-------------------------------------------------------------------


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.



                                                          Equity Income Fund  35

EQUITY INCOME FUND

STATEMENT OF NET ASSETS

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 93.1%
BASIC INDUSTRIES - 7.8%
AK Steel Holding Corp.                                    12,200     $      483
Alumax, Inc. (a)                                          38,900          1,298
Boise Cascade Corp.                                       18,800            597
Bowater, Inc.                                             16,500            621
Crown Vantage, Inc. (a)                                    9,540             80
Dow Chemical Co.                                          24,600          1,928
Eastman Chemical Co.                                       4,900            271
FMC Corp. (a)                                             13,800            968
Goodrich (B.F.) Co.                                       21,100            855
Great Lakes Chemical Corp.                                12,500            584
Hanna (M.A.) Co.                                             800             18
James River Corp. of Virginia                             37,100          1,229
Mead Corp.                                                17,000            988
Olin Corp.                                                19,200            722
Phelps Dodge Corp.                                        11,000            743
Potlatch Corp.                                            11,400            490
Rohm & Haas Co.                                            5,700            465
Temple-Inland, Inc.                                       14,400            779
USX-U.S. Steel Group                                      33,800          1,060
Westvaco Corp.                                            33,200            955
                                                                     ----------

                                                                         15,134
                                                                     ----------

CAPITAL GOODS - 3.8%
AGCO Corp.                                                19,000            544
Browning-Ferris Industries, Inc.                          20,300            533
Caterpillar, Inc.                                         28,300          2,130
Cummins Engine Co., Inc.                                   6,700            308
Foster Wheeler Corp.                                      13,800            512
General Electric Co.                                      13,900          1,374
Johnson Controls, Inc.                                    14,400          1,194
Silicon Valley Group, Inc. (a)                            13,300            266
Timken Co.                                                11,800            541
                                                                     ----------

                                                                          7,402
                                                                     ----------

CONSUMER BASICS - 8.5%
American Brands, Inc.                                      7,000            347
American Home Products Corp.                              14,300            838
Archer-Daniels-Midland Co.                                97,707          2,150
Bard (C.R.), Inc.                                         13,400            375
Baxter International, Inc.                                20,700            849
Becton, Dickinson & Co.                                    8,600            373
Bergen Brunswig Corp. Class A                             13,000            371
Beverly Enterprises, Inc. (a)                             36,900            471
Bristol-Myers Squibb Co.                                  16,775          1,824
Columbia/HCA Healthcare Corp.                             26,550          1,082
Foundation Health Corp. (a)                               18,500            587
IBP, Inc.                                                 56,100          1,360
Philip Morris Cos., Inc.                                  16,900          1,903
RJR Nabisco Holdings Corp.                                30,360          1,032
Sara Lee Corp.                                            25,500            950
Schering-Plough Corp.                                     15,900          1,030
Tenet Healthcare Corp. (a)                                35,800            783
Transitional Hospitals Corp. (a)                          37,100            357
                                                                     ----------

                                                                         16,682
                                                                     ----------

CONSUMER DURABLES - 3.9%
Chrysler Corp.                                            68,200          2,251
Dana Corp.                                                 8,500            277
Federal-Mogul Corp.                                       18,100            398
Ford Motor Co.                                            82,700          2,636
General Motors Corp.                                       9,200            513
Maytag Corp.                                              19,200            379
Whirlpool Corp.                                           25,600          1,194
                                                                     ----------

                                                                          7,648
                                                                     ----------

CONSUMER NON-DURABLES - 4.6%
Anheuser-Busch Cos., Inc.                                 21,400            856
Burlington Coat Factory Warehouse Corp. (a)               26,900            350
Burlington Industries, Inc. (a)                           39,200            431
Dayton Hudson Corp.                                       61,900          2,429
Eastman Kodak Co.                                          3,100            249
Federated Department Stores, Inc. (a)                     27,800            949
Penney (J.C.) Co., Inc.                                   20,300            990
Russell Corp.                                              8,000            238
Sears Roebuck & Co.                                       16,500            761
SuperValu, Inc.                                           27,400            777
Toys "R" Us, Inc. (a)                                     29,300            879
                                                                     ----------

                                                                          8,909
                                                                     ----------

CONSUMER SERVICES - 2.1%
AMR Corp. (a)                                             25,700          2,265
Brinker International, Inc. (a)                           42,100            674
Carnival Corp. Class A                                    31,800          1,049
                                                                     ----------

                                                                          3,988
                                                                     ----------

ENERGY - 9.8%
Amerada Hess Corp. NPV                                    31,200          1,806
Amoco Corp.                                               17,275          1,391
Atlantic Richfield Co.                                    20,800          2,756
British Petroleum Co. PLC - ADR                            9,444          1,335
Castle Energy Corp. New (a)                                9,000             96
Chevron Corp.                                              4,100            267
Dresser Industries, Inc.                                   9,400            291
Elf Aquitaine - ADR                                       14,100            638


36  Equity Income Fund

EQUITY INCOME FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Exxon Corp.                                               24,500     $    2,401
LTV Corp.                                                 28,300            336
Mobil Corp.                                                7,700            941
Murphy Oil Corp.                                          11,000            612
Sun Co., Inc.                                             17,400            424
Texaco, Inc.                                              36,600          3,591
Union Texas Petroleum Holdings, Inc.                      10,600            237
Unocal Corp.                                              10,000            406
USX-Marathon Group                                        43,800          1,046
Valero Energy Corp.                                       22,000            630
                                                                     ----------

                                                                         19,204
                                                                     ----------

FINANCE - 24.1%
Aetna, Inc.                                               12,000            960
Ahmanson (H.F.) & Co.                                     42,000          1,365
Allstate Corp.                                            46,520          2,692
AMBAC, Inc.                                               13,600            903
American General Corp.                                    65,700          2,685
Banc One Corp.                                            82,110          3,531
Bank of Boston Corp.                                       7,600            488
BankAmerica Corp.                                         15,300          1,526
Barnett Banks, Inc.                                       18,800            773
Beneficial Corp.                                          19,100          1,210
Chase Manhattan Corp.                                     46,888          4,185
Chubb Corp. (The)                                         36,500          1,962
Countrywide Credit Industries, Inc.                       37,900          1,085
Dean Witter, Discover & Co.                               25,800          1,709
Everest Re Holdings, Inc.                                 34,800          1,001
Federal National Mortgage Association                     55,600          2,071
FINOVA Group, Inc.                                         3,400            218
First Bank System, Inc.                                   11,800            805
First Chicago NBD Corp.                                   23,242          1,249
First Union Corp.                                         23,200          1,717
First Virginia Banks, Inc.                                 9,500            455
Firstar Corp.                                             10,400            546
Fleet Financial Group, Inc.                                8,500            424
Jefferson-Pilot Corp.                                      2,600            147
John Alden Financial Corp.                                12,200            226
Life Re Corp.                                              8,700            336
Lincoln National Corp.                                    25,500          1,339
Loews Corp.                                               16,600          1,565
Mellon Bank Corp.                                          6,400            454
Mid Ocean, Ltd.                                           17,900            940
Morgan (J.P.) & Co., Inc.                                  6,600            644
National City Corp.                                       15,700            705
NationsBank Corp.                                         14,900          1,456
Provident Companies, Inc.                                  9,500            460
Reliance Group Holdings, Inc.                             47,900            437
Salomon, Inc.                                             22,400          1,056
Southern National Corp.                                   33,300          1,207
TCF Financial Corp.                                       11,700            509
Transamerica Financial Corp.                               4,800            379
U.S. Bancorp of Oregon                                    36,900          1,656
                                                                     ----------

                                                                         47,076
                                                                     ----------

GENERAL BUSINESS - 1.8%
Gannett Co., Inc.                                          9,300            696
Knight-Ridder, Inc.                                       14,300            547
SBC Communications, Inc.                                  11,900            616
Tribune Co.                                               15,800          1,246
Viacom, Inc. Class B (a)                                  12,900            450
                                                                     ----------

                                                                          3,555
                                                                     ----------

MISCELLANEOUS - 1.6%
Chelsea GCA Realty, Inc.                                   6,600            229
Colonial Properties Trust                                 10,700            325
Geon Co.                                                  23,900            469
Oasis Residential, Inc.                                    6,900            157
Prentiss Properties Trust                                 10,000            250
Providian Corp.                                            6,100            313
South West Property Trust, Inc.                            8,800            149
Tenneco, Inc.                                             22,900          1,033
Town & Country Trust                                      10,000            146
                                                                     ----------

                                                                          3,071
                                                                     ----------

SHELTER - 0.3%
Evans Withycombe Residential, Inc.                        12,300            258
Vulcan Materials Co.                                       4,300            262
                                                                     ----------

                                                                            520
                                                                     ----------

TECHNOLOGY - 7.4%
Advanced Micro Devices, Inc. (a)                             700             18
Amdahl Corp. (a)                                          42,400            514
Avnet, Inc.                                               14,300            833
Beckman Instruments, Inc.                                  4,800            184
Boeing Co.                                                10,000          1,064
Data General Corp. (a)                                    23,400            339
EG&G, Inc.                                                20,000            403
Harris Corp.                                               2,400            165
Hewlett-Packard Co.                                       13,600            683
Intel Corp.                                               13,700          1,793
International Business Machines Corp.                     27,000          4,077
Lam Research Corp. (a)                                    10,900            305
Lockheed Martin Corp.                                     14,100          1,290
MEMC Electronic Materials, Inc. (a)                       12,400            279


                                                          Equity Income Fund  37

EQUITY INCOME FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Northrop Grumman Corp.                                     5,100     $      422
Seagate Technology                                        18,600            735
Tandy Corp.                                               18,200            801
Teradyne, Inc. (a)                                        23,100            563
                                                                     ----------

                                                                         14,468
                                                                     ----------

TRANSPORTATION - 2.6%
Conrail, Inc.                                              3,709            370
CSX Corp.                                                 39,400          1,665
Federal Express Corp.                                     16,500            734
Norfolk Southern Corp.                                     2,300            201
Ryder System, Inc.                                        24,100            678
Trinity Industries, Inc.                                   9,600            360
Union Pacific Corp.                                       17,100          1,028
                                                                     ----------

                                                                          5,036
                                                                     ----------

UTILITIES - 14.8%
AT&T Corp.                                                34,700          1,509
Baltimore Gas & Electric Co.                               9,300            249
BCE, Inc.                                                 26,900          1,284
Boston Edison Co.                                         19,800            532
Century Telephone Enterprises, Inc.                        4,500            139
CMS Energy Corp.                                           5,300            178
DTE Energy Co.                                            30,000            971
Edison International                                      49,600            986
Enova Corp.                                               22,200            505
Entergy Corp.                                             64,000          1,776
Equitable Resources, Inc.                                 27,900            830
GPU, Inc.                                                 22,300            750
GTE Corp.                                                 32,600          1,483
MCI Communications Corp.                                  41,366          1,350
Montana Power Co.                                          1,800             38
New England Electric System                               18,500            645
Niagara Mohawk Power Corp. (a)                            47,300            467
NYNEX Corp.                                               79,900          3,845
Pacific Enterprises                                       24,500            744
Pacific Gas & Electric Co.                                25,800            542
Pacific Telesis Group                                     48,100          1,768
PacifiCorp.                                               39,700            814
Peco Energy Co.                                           21,800            551
Potomac Electric Power Co.                                40,400          1,040
Southern New England Telecommunications Corp.             25,300            984
Texas Utilities Co.                                       26,900          1,096
U.S. West Communications Group                            88,200          2,845
Unicom Corp.                                              36,500            990
                                                                     ----------

                                                                         28,911
                                                                     ----------

TOTAL COMMON STOCKS
(cost $153,736)                                                         181,604
                                                                     ----------

CONVERTIBLE PREFERRED STOCKS - 0.3%
Atlantic Richfield Co.                                    29,700            639
                                                                     ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $740)                                                                 639
                                                                     ----------

PREFERRED STOCKS - 0.6%
RJR Nabisco Holdings Class C                             173,500          1,171
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $1,120)                                                             1,171
                                                                     ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                         (000)
                                                      ----------

SHORT-TERM INVESTMENTS - 5.1%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)                $    9,014          9,014
United States Treasury Bills (b)(c)(d)
  5.040% due 02/06/97                                      1,000            995
                                                                     ----------

Total Short-Term Investments
(cost $10,009)                                                           10,009
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $165,605)(e) - 99.1%                                   193,423

OTHER ASSETS AND LIABILITIES,
NET - 0.9%                                                                1,831
                                                                     ----------

NET ASSETS - 100.0%                                                  $  195,254
                                                                     ----------
                                                                     ----------


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  Rate noted is yield-to-maturity (unaudited).
(d) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(e)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value
PLC - Public Limited Company


        The accompanying notes are an integral part of the financial statements.


38  Equity Income Fund

EQUITY INCOME FUND

December 31, 1996

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                      ----------  --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S & P 500 Index Futures Contracts
  expiration date 03/97                                       19     $      (53)
S & P Barra Value Futures Contracts
  expiration date 03/97                                        8             35
                                                                     ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                            $      (18)
                                                                     ----------
                                                                     ----------


(#) At December 31, 1996, United States Treasury Bills valued at $995 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


        The accompanying notes are an integral part of the financial statements.


                                                          Equity Income Fund  39

EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996

ASSETS
Investments at market (identified cost $165,605,332)(Note 2) . . . . . . . . . . . . . . . . . . . .     $   193,423,008
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             350,007
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             477,211
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             389,286
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,808,839
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              24,575
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         196,472,926

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $        10,780
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             782,638
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             190,313
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              68,714
  Daily variation margin on futures contracts (Notes 2 and 3)  . . . . . . . . .             166,700
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,219,145
                                                                                                         ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   195,253,781
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     6,872,617
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          27,817,592
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (18,000)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              48,543
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         160,533,029
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $   195,253,781
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share:
  Class S ($195,131,621 divided by 4,851,298 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . .          $40.22
                                                                                                         ---------------
                                                                                                         ---------------
  Class C ($122,160 divided by 3,037 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . .          $40.22
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


40  Equity Income Fund

EQUITY INCOME FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996


INVESTMENT INCOME
Income:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     5,304,704
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .             436,515
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              77,670
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,818,889

Expenses (Notes 1, 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     1,504,154
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             180,925
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             236,412
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              20,057
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,216
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,659
  Miscellaneous expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              24,729
  Registration fees
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              23,702
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
  Distribution fees - Class C. . . . . . . . . . . . . . . . . . . . . . . . . .                  82
  Shareholder servicing fees - Class C . . . . . . . . . . . . . . . . . . . . .                  51
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,007,010
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,811,879
                                                                                                         ---------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          24,271,536
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             807,688          25,079,224
                                                                                     ---------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,961,929
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              38,472           8,000,401
                                                                                     ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          33,079,625
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $    36,891,504
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


                                                          Equity Income Fund  41

EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     3,811,879     $     4,097,207
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .          25,079,224          22,119,211
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .           8,000,401          22,444,386
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .          36,891,504          48,660,804

Distributions to shareholders:
  Net investment income
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (3,811,350)         (4,229,298)
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (529)                 --
  In excess of net investment income
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (48,107)                 --
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (7)                 --
  Net realized gain on investments
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (23,809,734)        (16,619,522)
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (11,933)                 --
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .           5,928,119           8,018,497
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .          15,137,963          35,830,481
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         180,115,818         144,285,337
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR. . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   195,253,781     $   180,115,818
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


42  Equity Income Fund

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $  38.43       $  32.21       $  35.90       $  35.32       $  36.54
                                                              --------       --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .       .82            .94            .90            .83            .99
  Net realized and unrealized gain (loss) on investments . .      7.03          10.08           (.70)          3.69           3.08
                                                              --------       --------       --------       --------       --------

  Total Income From Investment Operations. . . . . . . . . .      7.85          11.02            .20           4.52           4.07
                                                              --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      (.82)          (.97)          (.89)          (.83)         (1.00)
  In excess of net investment income . . . . . . . . . . . .      (.01)            --             --             --             --
  Net realized gain on investments . . . . . . . . . . . . .     (5.23)         (3.83)         (3.00)         (3.11)         (4.29)
                                                              --------       --------       --------       --------       --------

TOTAL DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . .     (6.06)         (4.80)         (3.89)         (3.94)         (5.29)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $  40.22       $  38.43       $  32.21       $  35.90       $  35.32
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . .       21.45          34.76            .69          13.23          11.51

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets . . . . . . . .        1.07           1.06           1.04           1.05           1.08
  Net investment income to average net assets. . . . . . .        2.03           2.51           2.56           2.23           2.68
  Portfolio turnover . . . . . . . . . . . . . . . . . . .      106.40          92.40          89.91          78.72          95.07
  Net assets, end of year ($000 omitted) . . . . . . . . .     195,132        180,116        144,285        149,532        134,365
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . .       .0441            N/A            N/A            N/A            N/A



                                                          Equity Income Fund  43

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        1996*
                                                                     ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .     $    41.86
                                                                     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .            .10
  Net realized and unrealized gain (loss) on investments . . . .           2.39
                                                                     ----------

  Total Income From Investment Operations. . . . . . . . . . . . .         2.49
                                                                     ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .           (.18)
  Net realized gain on investments . . . . . . . . . . . . . . .          (3.95)
                                                                     ----------

TOTAL DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . . .          (4.13)
                                                                     ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .     $    40.22
                                                                     ----------
                                                                     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . .           6.23

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets (b) . . . . . . . . .           1.77
  Net investment income to average net assets (b). . . . . . . .           1.50
  Portfolio turnover . . . . . . . . . . . . . . . . . . . . . .         106.40
  Net assets, end of period ($000 omitted) . . . . . . . . . . .            122
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . . . . .          .0441


*    For the period November 4, 1996 (commencement of sale) to
     December 31, 1996.
(a) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(b)  The ratios for the period ended December 31, 1996 are annualized.


44  Equity Income Fund

QUANTITATIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


OBJECTIVE:   To provide total return greater than the total return of the U.S.
Stock Market as measured by the Russell 1000-Registered Trademark- Index over a market cycle of four to six years, while maintaining volatility and diversification similar to the Russell 1000 Index.

INVESTS IN:  Primarily U.S. equity securities.

STRATEGY:    The Fund uses a multi-manager strategy intended to achieve higher returns through security selection with sector diversification similar to its benchmark index. The Fund employed the investment management services of three managers using three distinctive quantitative approaches to investment.



DATES         QUANTITATIVE EQUITY - CLASS S   RUSSELL 1000-Registered Trademark- **  LIPPER-C- GROWTH & INCOME ++
Inception*                          $10,000                                 $10,000                       $10,000
      1987                           $9,071                                  $8,636                        $8,574
      1988                          $10,437                                 $10,124                        $9,854
      1989                          $13,158                                 $13,203                       $12,065
      1990                          $12,420                                 $12,654                       $11,523
      1991                          $16,358                                 $16,833                       $14,843
      1992                          $17,775                                 $18,354                       $16,072
      1993                          $20,008                                 $20,218                       $17,875
      1994                          $20,046                                 $20,295                       $17,691
      1995                          $27,602                                 $27,960                       $23,105
      1996                          $33,971                                 $34,236                       $27,897
-----------------------------------------------------------------------------------------------------------------
     Total                         $190,846                                $192,513                      $169,499
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------


QUANTITATIVE EQUITY FUND - CLASS S

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  12,308      23.08%
5 Years             $  20,768      15.74%#
Inception           $  33,971      13.61%#


QUANTITATIVE EQUITY FUND - CLASS C ++++

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  12,293      22.93%
5 Years             $  20,742      15.71%#
Inception           $  33,930      13.60%#



RUSSELL 1000-Registered Trademark- INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  12,245      22.45%
5 Years             $  20,338      15.26%#
Inception           $  34,236      13.70%#


LIPPER-C- GROWTH & INCOME FUNDS AVERAGE

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  12,074      20.74%
5 Years             $  18,795      13.45%
Inception           $  27,897      11.40%


   * Quantitative Equity Fund - Class S assumes initial investment on
     June 1, 1987. Lipper Index comparison for the initial investment began July 1, 1987.

  ** Russell 1000-Registered Trademark- Index includes the 1,000 largest companies in the Russell 3000-Registered Trademark- Index, the smallest of which is valued at about $1,019 million. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select.

  ++ Lipper-C- Growth & Income Funds Average is the average total return for the universe of funds within the Growth & Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++ Quantitative Equity Fund - Class C - For the period, November 4, 1996
     (commencement of sales) to December 31, 1996, shareholder service and Rule 12b-1 distribution fees were charged. Total return would have been lower had these fees been in effect during prior reporting periods.

   # Annualized.


46  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1996, the Quantitative Equity Fund Class S and Class C shares had total returns of 23.1% and 22.9%, respectively, as compared to the Russell-Registered Trademark- 1000 Index results of 22.5%. The Fund outperformed the Russell 1000 Index on the strength of security selection, particularly in the consumer discretionary, technology, and financial services sectors.

PORTFOLIO HIGHLIGHTS
As in 1995, investors in the stock market in 1996 generally favored the large capitalization stocks of industry leaders. This was most evident in the relative performance of stocks within sectors. Large performance gaps were obvious between industry leaders and the next tier companies. Investors seemed to give valuation little consideration. In many industries, such as semiconductors and software, companies such as Intel and Microsoft dramatically outperformed the next tier companies.

This was a market well suited to the strategies employed in the Quantitative Equity Fund because the market environment greatly favored stock pickers, particularly those focused on large company stocks. The Fund benefited from being nearly equally weighted with its underlying index along capitalization and economic sector dimensions. With its focus on stock selection, it benefited from the trend in investor sentiment toward industry leaders. Holdings in the technology and financial services sectors made the largest contribution to the Fund. Selection was favorable in almost all sectors, with the notable exception of producer durables.


-------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

Intel Corp.                                                2.2%
Philip Morris Cos., Inc.                                   2.1
Merck & Co., Inc.                                          1.8
Exxon Corp.                                                1.8
BankAmerica Corp.                                          1.8
General Electric Corp.                                     1.6
GTE Corp.                                                  1.4
Johnson & Johnson                                          1.2
Bristol-Myers Squibb Co.                                   1.2
Caterpillar, Inc.                                          1.2

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Current P/E Ratio                                        17.7x
Portfolio Price/Book Ratio                               2.95x
Market Capitalization - $ - Weighted Average         32.17 Bil
Number of Holdings                                         546

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS                                           STYLES

Franklin Portfolio Associates Trust                 Market-Oriented
J.P. Morgan Investment Management, Inc.             Market-Oriented
BZW Barclays Global Fund Advisors                   Market-Oriented

-------------------------------------------------------------------


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                    Quantitative Equity Fund  47

QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 94.9%
BASIC INDUSTRIES - 4.0%
Air Products & Chemicals, Inc.                             5,700     $      394
Albemarle Corp.                                            4,100             74
Allegheny Teldyne, Inc.                                   35,600            819
Aluminum Co. of America                                   17,400          1,109
ASARCO, Inc.                                              32,800            816
Bethlehem Steel Corp.  (a)                                16,700            150
Boise Cascade Corp.                                        6,100            194
Bowater, Inc.                                              4,600            173
Cabot Corp.                                               28,350            712
Champion International Corp.                              12,100            523
Chesapeake Corp.                                           1,500             47
Cincinnati Milacron, Inc.                                  3,600             79
Crompton & Knowles Corp.                                   4,300             83
Cytec Industries, Inc.                                     3,800            154
Dexter Corp.                                               3,600            115
Dow Chemical Co.                                          60,900          4,773
du Pont (E.I.) de Nemours & Co.                           38,100          3,596
Fort Howard Corp. New (a)                                 21,300            588
Georgia Gulf Corp.                                         1,900             51
Illinois Tool Works, Inc.                                  6,100            487
IMC Global, Inc.                                           4,800            188
Inco, Ltd.                                                 5,500            175
Inland Steel Industries, Inc.                             47,900            958
International Paper Co.                                   53,100          2,144
International Specialty Products (a)                      29,600            363
James River Corp. of Virginia                                800             27
Kimberly-Clark Corp.                                         500             48
Mead Corp.                                                 6,600            384
Nalco Chemical Co.                                        26,200            946
Nucor Corp.                                                8,900            454
P.H. Glatfelter Co.                                       15,600            281
Phelps Dodge Corp.                                         7,500            506
PPG Industries, Inc.                                      15,800            887
Praxair, Inc.                                             16,000            738
Precision Castparts Corp.                                    800             40
Quanex Corp.                                               5,900            162
Reynolds Metals Co.                                        6,600            372
Rohm & Haas Co.                                           11,700            955
Temple-Inland, Inc.                                        7,000            379
Terra Industries, Inc.                                     8,600            127
UCAR International, Inc. (a)                                 400             15
Union Camp Corp.                                             400             19
Union Carbide Corp.                                        9,800            401
USX-U.S. Steel Group                                       7,500            235
Wellman, Inc.                                                200              3
Westvaco Corp.                                            31,500            906
Witco Chemical Corp.                                         100              2
Worthington Industries, Inc.                               2,600             46
                                                                     ----------

                                                                         26,698
                                                                     ----------

CAPITAL GOODS - 5.2%
American Power Conversion Corp. (a)                       18,400            501
Anixter International, Inc. (a)                            3,700             60
Browning-Ferris Industries, Inc.                          20,100            528
Calgon Carbon Corp.                                        7,700             94
Caterpillar, Inc.                                        101,200          7,615
Cooper Industries, Inc.                                   34,800          1,466
Cummins Engine Co., Inc.                                   3,800            175
Deere & Co.                                               53,900          2,190
Dover Corp.                                               47,300          2,377
Exide Corp.                                                2,700             62
Foster Wheeler Corp.                                       3,700            137
General Electric Co.                                     105,800         10,461
Grainger (W.W.), Inc.                                      4,900            393
Harsco Corp.                                               9,000            617
Hubbell, Inc. Class B                                      3,200            138
Ingersoll-Rand Co.                                        27,500          1,224
ITT Industries, Inc.                                       7,900            194
Johnson Controls, Inc.                                     5,100            423
Martin Marietta Materials, Inc.                            6,700            156
Newport News Shipbuilding, Inc. (a)                        3,000             45
Parker-Hannifin Corp.                                      6,600            256
Raychem Corp.                                             17,200          1,378
Safeguard Scientifics, Inc.                                4,200            133
Timken Co.                                                   200              9
TRINOVA Corp.                                              2,600             95
Tyco International, Ltd.                                  23,300          1,232
WMX Technologies, Inc.                                    69,400          2,264
Zurn Industries, Inc.                                      4,800            124
                                                                     ----------

                                                                         34,347
                                                                     ----------

CONSUMER BASICS - 20.5%
Abbott Laboratories                                       44,100          2,238
Albertson's, Inc.                                         14,500            517
ALZA Corp. (a)                                            46,600          1,206
American Home Products Corp.                              28,900          1,694
Amgen, Inc. (a)                                           61,300          3,333
Apria Healthcare Group, Inc. (a)                          13,400            251
Archer-Daniels-Midland Co.                               156,199          3,436
Bausch & Lomb, Inc.                                        9,400            329
Becton, Dickinson & Co.                                   44,800          1,943
Beverly Enterprises, Inc. (a)                             39,500            504
Biogen, Inc.                                              39,700          1,528
Black & Decker Corp.                                      67,100          2,021
Bob Evans Farms, Inc.                                      3,900             52
Bristol-Myers Squibb Co.                                  73,700          8,015
Campbell Soup Co.                                          4,100            329
Cardinal Health, Inc.                                     30,750          1,791


48  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Church and Dwight Co., Inc.                                2,000     $       46
Coca-Cola Co. (The)                                      136,400          7,178
Coca-Cola Enterprises, Inc.                                4,600            223
Colgate-Palmolive Co.                                     11,300          1,042
Columbia/HCA Healthcare Corp.                             83,200          3,390
ConAgra, Inc.                                             57,850          2,878
CPC International, Inc.                                   11,100            860
Dean Foods Co.                                             1,000             32
Dole Food, Inc.                                           13,800            467
Eckerd Corp.                                               8,365            268
FHP International Corp.  (a)                                 700             26
Fleming Cos., Inc.                                        32,500            561
Food Lion, Inc. Class A                                   49,700            485
Forest Labs, Inc. (a)                                      6,800            223
General Mills, Inc.                                        2,100            133
General Nutrition Companies, Inc. (a)                      6,500            110
Genetics Institute, Inc. (a)                               6,800            576
Gillette Co.                                              57,650          4,482
Health Care & Retirement Corp.                            27,900            799
Health Management Associates Class A                      16,000            360
HealthCare COMPARE  (a)                                      100              4
Hershey Foods Corp.                                       17,500            766
Hormel (George A.) & Co.                                  12,200            329
Humana, Inc. (a)                                          32,000            612
Interstate Bakeries Corp.                                 11,700            575
Johnson & Johnson                                        162,300          8,074
Kellogg Co.                                               17,100          1,122
Manor Care, Inc.                                           9,600            259
Meditrust                                                  7,600            304
Merck & Co., Inc.                                        153,370         12,155
Mine Safety Appliances Co.                                   600             32
Nabisco Holdings Corp. Class A                             4,200            163
NovaCare, Inc. (a)                                        68,000            748
Omnicare, Inc.                                             9,600            308
PepsiCo, Inc.                                            187,500          5,484
Pfizer, Inc.                                              53,800          4,459
Philip Morris Cos., Inc.                                 120,700         13,594
Physician Reliance Network, Inc.                          19,200            146
Pioneer Hi-Bred International, Inc.                        2,500            175
Procter & Gamble Co.                                      56,875          6,114
Ralston-Purina Group                                      18,500          1,357
RJR Nabisco Holdings Corp.                                81,500          2,771
Rubbermaid, Inc.                                          17,900            407
Safeway, Inc.                                             81,500          3,484
Sara Lee Corp.                                            30,800          1,147
Schering-Plough Corp.                                     57,800          3,743
Stanley Works                                             23,100            624
Tenet Healthcare Corp. (a)                                54,600          1,194
Tootsie Roll Industries, Inc.                                100              4
Tyson Foods, Inc. Class A                                 24,300            829
U.S. Surgical Corp.                                       21,600            851
Unilever NV                                               19,000          3,330
United Healthcare Corp.                                   28,300          1,274
Vivra, Inc. (a)                                            6,100            169
Vons Cos., Inc.  (a)                                      11,800            707
Warner-Lambert Co.                                        31,200          2,340
Watson Pharmaceuticals, Inc. (a)                           1,200             54
Wellpoint Health Networks, Inc. Class A                   96,552          3,320
                                                                     ----------

                                                                        136,354
                                                                     ----------

CONSUMER DURABLES - 3.4%
AutoZone Inc. (a)                                         11,200            308
Callaway Golf Co.                                         12,900            371
Chrysler Corp.                                            67,800          2,237
Cooper Tire & Rubber Co.                                   4,200             83
Dana Corp.                                                23,600            770
Donaldson Co., Inc.                                          800             27
Eaton Corp.                                                7,400            516
Ford Motor Co.                                           209,300          6,671
General Motors Corp.                                     127,100          7,086
Genuine Parts Co.                                            100              4
Kimball International, Inc. Class B                       16,400            672
Lear Corp. (a)                                             3,900            133
Leggett & Platt, Inc.                                     15,600            540
Maytag Corp.                                              32,000            632
Modine Manufacturing Co.                                  11,500            299
Oakwood Homes Corp.                                       17,700            405
PACCAR, Inc.                                              10,500            711
Sunbeam Oster, Inc.                                       25,500            657
Talley Industries, Inc. (a)                                4,200             31
Whirlpool Corp.                                            8,900            416
                                                                     ----------

                                                                         22,569
                                                                     ----------

CONSUMER NON-DURABLES - 5.3%
Alberto Culver Co. Class B                                 3,500            168
Anheuser-Busch Cos., Inc.                                  2,300             92
Avon Products, Inc.                                          900             51
Barnes & Noble, Inc. (a)                                   2,500             68
Block Drug Co., Inc. Class A                               8,912            410
Borders Group, Inc. (a)                                   15,800            567
Brunswick Corp.                                           27,100            650
Circuit City Stores, Inc.                                  7,700            232
Claire's Stores, Inc.                                      1,250             16
Dayton Hudson Corp.                                      159,300          6,253
Eastman Kodak Co.                                         25,000          2,006


                                                    Quantitative Equity Fund  49

QUANTITATIVE EQUITY FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Federated Department Stores, Inc. (a)                     35,700     $    1,218
Footstar, Inc. (a)                                         1,401             35
Fruit of the Loom, Inc. Class A (a)                        8,500            322
Gap, Inc.                                                 73,200          2,205
International Flavors & Fragrances, Inc.                   8,800            396
Jones Apparel Group, Inc.                                 19,500            729
Limited, Inc. (The)                                       36,300            667
Liz Claiborne, Inc.                                       11,600            448
Longs Drug Stores, Inc.                                    6,900            339
Lowe's Cos., Inc.                                         25,000            888
Mattel, Inc.                                              14,200            394
Mercantile Stores, Inc.                                   16,600            820
Neiman-Marcus Group, Inc. (a)                                900             23
Newell Co.                                                28,300            891
NIKE, Inc. Class B                                         5,600            335
Nine West Group, Inc. (a)                                  2,800            130
Nordstrom, Inc.                                            6,000            212
Payless ShoeSource, Inc. (a)                              20,200            758
Penney (J.C.) Co., Inc.                                   17,700            863
Revco D.S., Inc. (a)                                       6,400            237
Ross Stores, Inc.                                         48,600          2,418
Sears Roebuck & Co.                                       85,700          3,953
SuperValu, Inc.                                            6,000            170
Toys "R" Us, Inc. (a)                                     21,900            657
V.F. Corp.                                                 6,500            439
Valspar Corp.                                              1,200             68
Waban, Inc.  (a)                                             200              5
Wal-Mart Stores, Inc.                                    170,200          3,892
Woolworth Corp. (a)                                       57,900          1,266
                                                                     ----------

                                                                         35,291
                                                                     ----------

Consumer Services - 2.8%
AMR Corp. (a)                                             17,900          1,577
Boston Chicken, Inc. (a)                                  31,500          1,126
Boyd Gaming Corp. (a)                                      3,500             29
Carnival Corp. Class A                                    17,500            578
Circus Circus Enterprises, Inc. (a)                       10,600            364
Disney (Walt) Co.                                         63,075          4,392
Extended Stay America, Inc.                                3,800             76
Harrah's Entertainment, Inc. (a)                           8,000            159
HFS, Inc.                                                 22,600          1,350
Hilton Hotels Corp.                                       88,700          2,317
International Game Technology                              9,400            172
ITT Corp. (a)                                             17,900            776
King World Productions, Inc. (a)                          55,200          2,036
MGM Grand, Inc. (a)                                       18,000            628
Mirage Resorts, Inc.                                      13,600            294
Promus Hotel Corp. (a)                                    32,800            972
Ruby Tuesday, Inc.                                        41,600            770
Southwest Airlines Co.                                     8,100            179
UAL Corp.                                                 12,400            775
                                                                     ----------

                                                                         18,570
                                                                     ----------

ENERGY - 8.2%
Anadarko Petroleum Corp.                                   5,000            324
Ashland, Inc.                                              4,300            189
Atlantic Richfield Co.                                     9,300          1,232
Baker Hughes, Inc.                                        55,230          1,905
Burlington Resources, Inc.                                31,400          1,582
Chevron Corp.                                             19,900          1,294
Cooper Cameron Corp. (a)                                   2,300            176
ENSCO International, Inc. (a)                             11,400            553
Exxon Corp.                                              121,522         11,909
Global Marine, Inc. New (a)                               10,100            208
Halliburton Co.                                            9,200            554
Kerr-McGee Corp.                                          11,700            842
LTV Corp.                                                  6,900             82
Lyondell Petrochemical Co.                                 5,000            110
Mobil Corp.                                               46,400          5,672
Occidental Petroleum Corp.                                47,400          1,108
Oryx Energy Co.  (a)                                      76,200          1,886
PanEnergy Corp.                                           20,800            936
Parker & Parsley Petroleum Co.                            28,200          1,036
Phillips Petroleum Co.                                   106,300          4,704
Pogo Producing Co.                                         1,900             90
Royal Dutch Petroleum Co. - ADR                           42,900          7,325
Schlumberger, Ltd.                                         8,700            869
Seagull Energy Corp.  (a)                                 49,600          1,091
Smith International, Inc.  (a)                             2,200             99
Tesoro Petroleum Corp.  (a)                                7,500            105
Texaco, Inc.                                              62,100          6,094
Tosco Corp.                                                2,600            206
Ultramar Diamond Shamrock Corp.                            2,100             66
Union Pacific Resources Group, Inc.                       11,901            348
Union Texas Petroleum Holdings, Inc.                      26,000            582
Unocal Corp.                                               4,300            175
USX-Marathon Group                                        27,000            645
Vastar Resources, Inc.                                     3,800            144
                                                                     ----------

                                                                         54,141
                                                                     ----------

FINANCE - 16.7%
Advanta Corp. Class B                                      1,800             73
Aetna, Inc.                                                9,200            736
Ahmanson (H.F.) & Co.                                     41,100          1,336


50  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Allstate Corp.                                            42,279     $    2,447
AMBAC, Inc.                                               16,600          1,102
American General Corp.                                    23,700            969
American International Group, Inc.                        14,800          1,602
American National Insurance Co.                            1,800            133
AmSouth Bancorp                                           39,000          1,887
Banc One Corp.                                            86,700          3,728
Bancorp Hawaii, Inc.                                       5,400            227
Bank of Boston Corp.                                      13,071            840
BankAmerica Corp.                                        115,800         11,551
Bankers Life Holding Corp.                                 8,400            210
Barnett Banks, Inc.                                       48,200          1,982
Bear Stearns Cos., Inc.                                   50,520          1,408
Beneficial Corp.                                           3,800            241
Boatmen's BancShares, Inc.                                18,300          1,178
Central Fidelity Banks, Inc.                               4,300            111
Charter One Financial, Inc.                               23,600            991
Chase Manhattan Corp.                                      4,100            366
Chubb Corp. (The)                                         20,200          1,086
CIGNA Corp.                                               35,300          4,823
Citicorp                                                  18,900          1,947
Citizens Bancorp Maryland                                    600             37
City National Corp.                                       43,800            947
CNA Financial Corp. (a)                                    5,400            578
Comerica, Inc.                                            49,500          2,593
Commerce Bancshares, Inc.                                  5,025            232
Conseco, Inc.                                             10,400            663
ContiFinancial Corp. (a)                                   3,200            116
CoreStates Financial Corp.                                15,900            825
Crestar Financial Corp.                                    2,500            186
Dean Witter, Discover & Co.                               11,700            775
Dime Bancorp, Inc. New (a)                                 7,600            112
Edwards (A.G.), Inc.                                      29,900          1,005
Federal Home Loan Mortgage Corp.                           1,600            176
Federal National Mortgage Association                    134,200          4,999
First America Bank Corp.                                   2,400            144
First Chicago NBD Corp.                                   96,052          5,163
First Empire State Corp.                                     100             29
First Tennessee National Corp.                             4,800            179
First Union Corp.                                         19,900          1,473
First USA, Inc.                                            8,600            298
First Virginia Banks, Inc.                                 2,300            110
Firstar Corp.                                              5,400            284
Fleet Financial Group, Inc.                               18,840            940
Golden West Financial Corp.                               21,400          1,351
Great Western Financial Corp.                             11,100            322
Greenpoint Financial Corp.                                 3,700            175
Horace Mann Educators Corp.                                1,800             73
ITT Hartford Group, Inc.                                  48,800          3,294
Kansas City Life Insurance Co.                             1,300             83
KeyCorp                                                   75,100          3,793
Lehman Brothers Holdings, Inc.                           125,300          3,931
Lincoln National Corp.                                    12,100            635
Loews Corp.                                               18,480          1,742
Mark Twain Bancshares, Inc.                                  800             39
MBIA, Inc.                                                 5,000            506
Mercantile Bancorp, Inc.                                     500             26
Mercantile Bankshares Corp.                                7,700            244
Mercury Finance Corp.                                     12,700            156
Mercury General Corp.                                      4,200            221
Merrill Lynch & Co., Inc.                                 20,200          1,646
Money Store, Inc.                                          4,100            113
Morgan (J.P.) & Co., Inc.                                 16,900          1,650
Morgan Stanley Group, Inc.                                37,800          2,159
National City Corp.                                        5,400            242
NationsBank Corp.                                         46,976          4,592
Norwest Corp.                                             30,900          1,344
Ohio Casualty Corp.                                        4,200            149
Old Kent Financial Corp.                                   2,800            133
Old Republic International Corp.                          36,850            986
PaineWebber Group, Inc.                                    6,600            186
PMI Group, Inc. (The)                                      2,700            150
PNC Bank Corp.                                            10,805            407
Progressive Corp.                                            100              7
Regions Financial Corp.                                    4,300            222
Republic New York Corp.                                    4,000            327
Robert Half International, Inc.                            7,000            241
SAFECO Corp.                                               4,800            188
Salomon, Inc.                                             20,700            975
Schwab (Charles) Corp.                                    14,300            458
Signet Banking Corp.                                       5,000            154
Sotheby's Holdings Co., Inc. Class A                      11,200            209
SouthTrust Corp.                                          32,700          1,136
St. Paul Cos., Inc.                                        9,700            569
Standard Federal Bancorporation                            9,600            546
Star Banc Corp.                                           16,300          1,498
Student Loan Marketing Association                        11,000          1,024
SunAmerica, Inc.                                          10,000            444
Synovus Financial Corp.                                    2,600             84
TCF Financial Corp.                                        2,500            109
Torchmark Corp.                                            5,800            293
Transamerica Financial Corp.                               7,700            608
Transatlantic Holdings, Inc.                                 500             40
Travelers, Inc.                                          155,733          7,065
Union Planters Corp.                                       2,700            104
Unitrin, Inc.                                              5,050            281
USLIFE Corp.                                              18,000            598
Washington Federal, Inc.                                   3,000             77


                                                    Quantitative Equity Fund  51

QUANTITATIVE EQUITY FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Washington Mutual, Inc.                                    5,200     $      224
Wilmington Trust Corp.                                     2,500             98
                                                                     ----------

                                                                        110,765
                                                                     ----------

GENERAL BUSINESS - 3.1%
America Online, Inc. (a)                                  17,400            579
Belo (A.H.) Corp. Class A                                  7,100            248
BHC Communications, Inc. Class A (a)                       2,900            294
Central Newspapers, Inc. Class A                           2,700            119
Comcast Corp. Special Class A                             14,700            261
Comsat Corp. Series 1                                      7,900            195
Cox Communications, Inc. Class A (a)                       3,900             90
Donnelley (R.R.) & Sons Co.                               11,000            345
Ecolab, Inc.                                               5,900            222
First Data Corp.                                          27,800          1,015
Harcourt General, Inc.                                     8,200            378
Knight-Ridder, Inc.                                       25,200            964
Media General, Inc. Class A                                6,100            185
MFS Communications, Inc.                                  21,900          1,188
Moore Corp., Ltd.                                         98,700          2,011
New York Times Co. Class A                                20,800            790
Olsten Corp.                                              61,100            924
Omnicom Group, Inc.                                       22,500          1,029
Paging Network, Inc. (a)                                   7,000            107
PHH Group, Inc.                                           35,800          1,539
SBC Communications, Inc.                                  27,000          1,397
Service Corp. International                               16,500            462
Staples, Inc.                                             33,625            605
Stewart Enterprises, Inc. Class A                          7,100            240
TCI Satellite Entertainment, Inc.,  Class A (a)            5,300             52
Tele-Communications, Inc. Class A                         52,700            685
Tele-Communications, Inc. Series A New (a)                 2,500             71
Time Warner, Inc.                                         41,600          1,560
Tribune Co.                                                1,400            110
Viacom, Inc. Class B (a)                                  27,000            942
Wallace Computer Services, Inc.                           17,900            618
Washington Post Co. Class B                                3,800          1,273
                                                                     ----------

                                                                         20,498
                                                                     ----------

MISCELLANEOUS - 0.4%
Chris Craft Industries, Inc.                               6,848            287
Providian Corp.                                           19,500          1,002
Security Capital Pacific Trust                            38,800            888
Tenneco, Inc.                                             15,000            677
                                                                     ----------

                                                                          2,854
                                                                     ----------

SHELTER - 0.4%
Centex Corp.                                              32,700          1,230
Louisiana Pacific Corp.                                   11,800            249
Owens-Corning Fiberglas Corp.                              6,200            264
Schuller Corp.                                            28,500            303
Southdown, Inc.                                            4,900            153
USG Corp. (a)                                              9,900            335
Weyerhaeuser Co.                                           6,800            323
                                                                     ----------

                                                                          2,857
                                                                     ----------

TECHNOLOGY - 14.0%
ADC Telecommunications, Inc.                              50,400          1,562
AlliedSignal, Inc.                                        40,000          2,680
Altera Corp. (a)                                           3,000            218
Apple Computer, Inc. (a)                                   6,500            135
Applied Materials, Inc. (a)                               12,400            445
Ascend Communications, Inc.                               14,000            868
Autodesk, Inc.                                               200              6
Avery Dennison Corp.                                      13,400            474
Avnet, Inc.                                               27,900          1,625
Bay Networks, Inc. (a)                                     7,800            163
Boeing Co.                                                48,700          5,180
Checkpoint Systems, Inc.                                  19,900            493
Cisco Systems, Inc.                                       88,400          5,624
Coltec Industries, Inc. (a)                                7,300            138
COMPAQ Computer Corp. (a)                                 43,600          3,237
Computer Associates International, Inc.                   12,000            597
Compuware Corp. (a)                                        2,200            110
Cubic Corp.                                                2,300             53
Dell Computer Corp.                                       42,800          2,274
Destec Energy, Inc. (a)                                    6,700            105
EG&G, Inc.                                                11,800            237
EMC Corp. (a)                                             16,000            530
General Dynamics Corp.                                    28,900          2,037
General Instrument Corp. (a)                              10,000            216
General Motors Corp. Class H                              40,100          2,256
Guidant Corp.                                             13,900            792
Harris Corp.                                              14,600          1,002
HBO & Co.                                                 24,900          1,478
Hewlett-Packard Co.                                      119,000          5,980
Input/Output, Inc.                                        38,200            707
Intel Corp.                                              110,000         14,396
International Business Machines Corp.                     43,300          6,538
Lexmark International Group, Inc. Class A (a)              2,000             55
Lockheed Martin Corp.                                     15,980          1,462
Lucent Technologies, Inc.                                 28,500          1,318
McDonnell Douglas Corp.                                   19,300          1,235
Micron Electronics, Inc. (a)                                 200              4
Micron Technology, Inc.                                      500             15
Microsoft Corp.                                           80,400          6,643
Motorola, Inc.                                             3,200            196


52  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

National Semiconductor Corp. (a)                           5,400     $      132
Netscape Communications Corp.                             25,500          1,447
Northrop Grumman Corp.                                     2,200            182
Oracle Systems Corp.                                      38,800          1,615
Perkin-Elmer Corp.                                         8,900            524
Pitney Bowes, Inc.                                        58,700          3,199
Quantum Corp. (a)                                          4,300            122
Raytheon Co.                                               5,700            274
Read-Rite Corp. (a)                                       32,600            815
SCI Systems, Inc.  (a)                                     8,900            397
Scientific-Atlanta, Inc.                                   5,800             87
Sensormatic Electronics Corp.                              5,200             87
Storage Technology Corp. (a)                              36,500          1,738
Sun Microsystems, Inc.                                    92,800          2,378
Symbol Technologies, Inc. (a)                              7,600            336
Tandem Computers, Inc. (a)                                56,400            776
Textron, Inc.                                             12,200          1,150
Thermo Electron Corp.                                      9,700            400
Thermo Instrument Systems, Inc.                            7,500            248
Thomas & Betts Corp.                                       5,600            249
U.S. Robotics Corp.                                        5,100            367
VLSI Technology, Inc. (a)                                116,100          2,744
Xerox Corp.                                               10,100            533
                                                                     ----------

                                                                         92,884
                                                                     ----------

TRANSPORTATION - 1.3%
Alexander & Baldwin, Inc.                                  3,400             84
Burlington Northern, Inc.                                  9,100            786
Caliber Systems, Inc.                                      1,900             37
Consolidated Freightways Corp. (a)                         1,400             12
Consolidated Freightways, Inc.                             6,100            136
CSX Corp.                                                 43,000          1,817
Federal Express Corp.                                      2,600            116
GATX Corp.                                                10,800            524
Norfolk Southern Corp.                                    26,500          2,319
Offshore Logistics, Inc. (a)                              20,300            393
Ryder System, Inc.                                         4,200            118
Tidewater, Inc.                                           15,800            715
Trinity Industries, Inc.                                   8,700            326
Union Pacific Corp.                                       14,100            848
Yellow Corp. (a)                                          14,600            209
                                                                     ----------

                                                                          8,440
                                                                     ----------

UTILITIES - 9.6%
Airtouch Communications, Inc. (a)                         41,900          1,058
Allegheny Power System, Inc.                               7,200            219
American Electric Power Co., Inc.                          6,100            251
American Water Works, Inc.                                 3,200             66
Ameritech Corp.                                          117,000          7,093
AT&T Corp.                                                84,900          3,693
Baltimore Gas & Electric Co.                               4,400            118
Bell Atlantic Corp.                                       74,230          4,806
BellSouth Corp.                                           88,700          3,581
Black Hills Corp.                                          1,000             28
Centerior Energy Corp.                                    59,100            635
CINergy Corp.                                             32,500          1,085
Coastal Corp.                                             25,100          1,227
Columbia Gas System, Inc.                                 11,400            725
Commonwealth Energy System                                 2,300             54
Consolidated Edison Co.                                   13,500            395
Consolidated Natural Gas Co.                              26,800          1,481
Dominion Resources, Inc.                                  10,500            404
DTE Energy Co.                                             3,800            123
Edison International                                      55,800          1,109
Enron Corp.                                               20,800            897
Entergy Corp.                                            131,400          3,646
Frontier Corp.                                             8,600            195
GPU, Inc.                                                 14,200            477
GTE Corp.                                                205,465          9,349
Illinova Corp.                                             4,500            124
IPALCO Enterprises, Inc.                                   6,900            188
Long Island Lighting Co.                                  75,600          1,673
MCI Communications Corp.                                  40,700          1,328
National Fuel & Gas Co.                                    4,600            190
New England Electric System                                3,700            129
New York State Electric & Gas Corp.                       31,200            675
Niagara Mohawk Power Corp.  (a)                           32,500            321
NICOR, Inc.                                                1,800             64
Northeast Utilities                                        7,800            103
Northern States Power Co.                                  7,900            362
NYNEX Corp.                                               29,000          1,396
Orange & Rockland Utilities, Inc.                          2,300             83
Pacific Gas & Electric Co.                                25,000            525
PacifiCorp.                                               33,100            679
Peco Energy Co.                                           17,200            434
Peoples Energy Corp.                                       8,100            274
Pinnacle West Capital Corp.                               19,400            616
Portland General Electric Co.                              6,100            256
PP&L Resources, Inc.                                         800             18
SIG Corp., Inc.                                              600             21
Southern Co.                                              38,700            876
Sprint Corp.                                              76,600          3,054
Telephone & Data Systems, Inc.                             3,000            109
Texas Utilities Co.                                       11,900            485
TransCanada Pipelines, Ltd.                                5,100             89


                                                    Quantitative Equity Fund  53

QUANTITATIVE EQUITY FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

U.S. West Communications Group                            25,100     $      809
U.S. West Media Group                                     45,800            847
Unicom Corp.                                              87,000          2,360
Union Electric Co.                                         5,100            196
United States Cellular Corp. (a)                           2,000             56
Western Resources, Inc.                                   54,500          1,683
Williams Cos. (The)                                       24,150            906
WorldCom, Inc.                                             3,400             88
                                                                     ----------

                                                                         63,732
                                                                     ----------

TOTAL COMMON STOCKS
(cost $498,690)                                                         630,000
                                                                     ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                         (000)
                                                      ----------

SHORT-TERM INVESTMENTS - 4.2%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)                $   25,953         25,953
United States Treasury Bills (b)(c)(d)
  5.040% due 02/06/97                                      2,100          2,090
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $28,043)                                                           28,043
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $526,733)(e) - 99.1%                                   658,043

OTHER ASSETS AND LIABILITIES, NET - 0.9%                                  6,204
                                                                     ----------

NET ASSETS - 100.0%                                                  $  664,247
                                                                     ----------
                                                                     ----------


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  Rate noted is yield-to-maturity (unaudited).
(d) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(e)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NV - Nonvoting

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                      ----------  --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S & P 500 Index Futures Contracts
  expiration date 03/97                                       57     $     (303)
S & P 400 Midcap Index Futures Contracts
  expiration date 03/97                                       35            (12)
                                                                     ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                     92     $     (315)
                                                                     ----------
                                                                     ----------

(#) At December 31, 1996, United States Treasury Bills valued at $2,090 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


        The accompanying notes are an integral part of the financial statements.


54  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996


ASSETS
Investments at market (identified cost $526,732,877)(Note 2) . . . . . . . . . . . . . . . . . . . .     $   658,042,571
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             102,020
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,398,939
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,595,573
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,978,200
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              29,305
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         669,146,608

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       673,110
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,150,584
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             513,467
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .             150,944
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . .             411,325
                                                                                     ---------------

  Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,899,430
                                                                                                         ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   664,247,178
                                                                                                         ---------------
                                                                                                         ---------------

Net assets consist of:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          20,588,332
Unrealized appreciation (depreciation) on:,
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         131,309,694
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (314,649)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             201,004
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         512,462,797
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   664,247,178
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share:
  Class S ($663,925,237 divided by 20,090,650 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . .          $33.05
                                                                                                         ---------------
                                                                                                         ---------------
  Class C ($321,941 divided by 9,742 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . .          $33.05
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


                                                    Quantitative Equity Fund  55

QUANTITATIVE EQUITY FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996

INVESTMENT INCOME
Income:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    12,835,150
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,481,902
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             103,934
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,420,986

Expenses (Notes 1, 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     4,455,041
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             339,493
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             348,404
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,403
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .              23,080
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,725
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              45,576
  Registration fees
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              70,116
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  49
  Distribution fees - Class C. . . . . . . . . . . . . . . . . . . . . . . . . .                 212
  Shareholder servicing fees - Class C . . . . . . . . . . . . . . . . . . . . .                 132
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,312,231
                                                                                                         ---------------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,108,755
                                                                                                         ---------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          66,519,041
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,637,686          70,156,727
                                                                                     ---------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          41,591,906
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (259,436)         41,332,470
                                                                                     ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         111,489,197
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $   120,597,952
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


56  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     9,108,755     $     7,601,625
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .          70,156,727          60,055,423
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .          41,332,470          73,049,242
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .         120,597,952         140,706,290

Distributions to shareholders:
  Net investment income
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (9,110,607)         (7,728,318)
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (709)                 --
  In excess of net investment income
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (80,517)                 --
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (5)                 --
  Net realized gain on investments
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (70,285,091)        (41,635,634)
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (24,808)                 --
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .         134,202,664          17,013,464
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .         175,298,879         108,355,802
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         488,948,299         380,592,497
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $2,561 at December 31, 1995). . . . . . . . . . . . . . . . . . . . . . . .     $   664,247,178     $   488,948,299
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


                                                    Quantitative Equity Fund  57

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $  30.76       $  24.84       $  26.44       $  25.82       $  25.88
                                                              --------       --------       --------       --------       --------
Income From Investment OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .       .51            .50            .49            .45            .49
  Net realized and unrealized gain (loss) on investments . .      6.24           8.72           (.19)          2.69           1.67
                                                              --------       --------       --------       --------       --------

  Total Income From Investment Operations. . . . . . . . . .      6.75           9.22            .30           3.14           2.16
                                                              --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      (.51)          (.51)          (.49)          (.45)          (.49)
  Net realized gain on investments . . . . . . . . . . . . .     (3.95)         (2.79)         (1.41)         (2.07)         (1.73)
                                                              --------       --------       --------       --------       --------

  Total Distributions. . . . . . . . . . . . . . . . . . . .     (4.46)         (3.30)         (1.90)         (2.52)         (2.22)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $  33.05       $  30.76       $  24.84       $  26.44       $  25.82
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . .       23.08          37.69            .19          12.56           8.67

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets . . . . . . . .         .93            .93            .94            .98           1.02
  Net investment income to average net assets  . . . . . .        1.59           1.71           1.95           1.68           1.94
  Portfolio turnover . . . . . . . . . . . . . . . . . . .       74.33          78.83          45.97          62.48          59.19
  Net assets, end of year ($000 omitted) . . . . . . . . .     663,925        488,948        380,592        314,647        244,870
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . .       .0331            N/A            N/A            N/A            N/A



58  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                        1996*
                                                                     ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .     $    33.81
                                                                     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .            .05
  Net realized and unrealized gain (loss) on investments . . . .           1.87
                                                                     ----------

Total Income From Investment Operations. . . . . . . . . . . . .           1.92
                                                                     ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .           (.08)
  Net realized gain on investments . . . . . . . . . . . . . . .          (2.60)
                                                                     ----------
  Total Distributions. . . . . . . . . . . . . . . . . . . . . .          (2.68)
                                                                     ----------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .     $    33.05
                                                                     ----------
                                                                     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . .           5.91

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets (b) . . . . . . . . .           1.65
  Net investment income to average net assets (b). . . . . . . .            .81
  Portfolio turnover . . . . . . . . . . . . . . . . . . . . . .          74.33
  Net assets, end of period ($000 omitted) . . . . . . . . . . .            322
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . . . . .          .0331


*    For the period November 4, 1996 (commencement of sale) to
     December 31, 1996.
(a) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(b)  The ratios for the period ended December 31, 1996 are annualized.


                                                    Quantitative Equity Fund  59

INTERNATIONAL SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)

OBJECTIVE:   To provide favorable total return and diversification for US investors.

INVESTS IN: Primarily the equity securities of non-US companies in developed foreign markets.

STRATEGY:    The Fund uses a multi-manager strategy intended to achieve higher returns than its benchmark index with moderate risk by employing the investment management services of five managers with separate and distinct investment approaches. The Fund's primary source of added value is intended to be stock selection with only moderate country allocations relative to the index to capture the diversification benefits of international investment in an asset allocation context.



DATES                INTERNATIONAL SECURITIES - CLASS S     MSCI EAFE **     LIPPER-C- INTERNATIONAL ++
    *                                           $10,000          $10,000                        $10,000
 1987                                           $11,589          $12,493                        $11,218
 1988                                           $14,144          $16,065                        $13,077
 1989                                           $17,289          $17,800                        $16,020
 1990                                           $14,638          $13,671                        $14,107
 1991                                           $16,393          $15,380                        $15,860
 1992                                           $15,254          $13,557                        $15,204
 1993                                           $20,362          $18,024                        $21,222
 1994                                           $21,352          $19,477                        $21,007
 1995                                           $23,531          $21,726                        $22,946
 1996                                           $25,324          $23,109                        $25,597
-------------------------------------------------------------------------------------------------------

Total                                          $189,876         $181,302                       $186,258
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------


INTERNATIONAL SECURITIES FUND - CLASS S

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,763       7.63%
5 Years             $  15,448       9.09%#
10 Years            $  25,324       9.74%#


INTERNATIONAL SECURITIES - CLASS C ++++

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------

1 Year              $  10,750       7.50%
5 Years             $  15,431       9.06%#
10 Years            $  25,296       9.73%#


MSCI EAFE Index

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,636       6.36%
5 Years             $  15,025       8.48%#
10 Years            $  23,109       8.74%#


LIPPER-C- INTERNATIONAL FUNDS AVERAGE

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  11,155      11.55%
5 Years             $  16,139      10.05%#
10 Years            $  25,597       9.85%#


SALOMON BROTHERS BROAD MARKET INDEX (BMI) EX-US +

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,867       8.67%
5 Years             $  15,000       8.45%#


SEE RELATED NOTES ON PAGE 61.


60  International Securities Fund

INTERNATIONAL SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1996, the International Securities Fund Class S and Class C shares had a total return of 7.6% and 7.5%, respectively, as compared to the MSCI EAFE Index results of 6.4%. The Fund outperformed this benchmark primarily due to good issue selection, and superior returns from Canadian holdings which are not represented in the EAFE Index.

PORTFOLIO HIGHLIGHTS
While returns from international investments appeared somewhat mediocre overall when compared to domestic returns, substantial return opportunities were available on a market-by-market basis. Currency effect had a negative impact on returns overall, as the dollar strengthened versus most foreign currencies. Several European markets produced significant returns surpassing even the U.S. market, due to falling interest rates as they adopted fiscal restraints for meeting membership requirements into the European Monetary Union. The United Kingdom (UK) was the more important story during 1996 due to its dominant weighting (nearly 33% of the region by capitalization). The UK market rose 27.4% in US dollars but only 15.6% in local currency as the British pound strengthened for most of 1996. In contrast, the Pacific Basin region was down 8.4% for the year, entirely due to the 15.4% loss from Japan which accounts for nearly 79% of the Pacific Basin market capitalization. Other Pacific Basin markets fared better. The Hong Kong market rose over 33% as investors expressed their optimism towards China's impending takeover.

Good stock selection, particularly in the European markets, was a strong positive in the International Securities Fund during 1996. Although modest in magnitude, country weighting decisions in aggregate had a negative influence on Fund performance despite a slight underweighting in Japan in the latter half of the year. The Fund's underweighting in the UK hurt performance the most. Although local market returns were relatively weak, compared to other European markets, currency appreciation boosted the UK market return to US investors by more than 10%.

-------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

Novartis AG (Regd)(Switzerland)                            1.1%
British Petroleum Co. PLC (UK)                             1.0
Astra AB Series A (Sweden)                                 0.9
Sony Corp. (Japan)                                         0.8
Royal Dutch Petroleum Co. (Netherlands)                    0.7
Eaux (cie Generale)(France)                                0.7
Hoechst AG (Germany)                                       0.7
Hitachi, Ltd. (Japan)                                      0.7
Nippon Telegraph & Telephone Corp. (Japan)                 0.7
Toyota Motor Corp. (Japan)                                 0.7

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Current P/E Ratio                                        19.9x
Portfolio Price/Book Ratio                               2.05x
Market Capitalization - $ - Weighted Average          15.4 Bil
Number of Holdings                                       1,453

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS                                         STYLES

Grantham, Mayo, Van Otterloo & Co.                  Value
J.P. Morgan Investment Management, Inc.             Market-Oriented
Marathon Asset Management, Ltd.                     Value
Oechsle International Advisors                      Growth
Rowe Price-Fleming International, Inc.              Market-Oriented

-------------------------------------------------------------------


NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

   * International Securities Fund - Class S assumes initial investment on January 1, 1987.

  ** Morgan Stanley Capital International Europe, Australia, Far East Index is an index composed of an arithmetic, market value-weighted average of the performance of over approximately 1,600 securities listed on the stock exchanges of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which includes reinvestment of gross dividends before deduction of withholding taxes.

  ++ Lipper-C- International Funds Average is the average total return for the universe of funds within the International Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++ International Securities Fund - Class C - For the period, November 4, 1996
     (commencement of sales) to December 31, 1996, shareholder service and Rule 12b-1 distribution fees were charged. Total return would have been lower had these fees been in effect during prior reporting periods.

   + Salomon Brothers BMI Index ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries. This Index has broader representation than the MSCI EAFE benchmark. However, 10 years of historical performance information is not available because the BMI Index was constructed on June 30, 1989.

   # Annualized.


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-us issuers and foreign currencies involve investment risks different from those of us issuers. The prospectus contains further information and details regarding these risks.


                                               International Securities Fund  61

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 89.7%
ARGENTINA - 0.1%
Banco de Galicia y Buenos Aires Class B - ADR              3,410     $       82
Banco Frances del Rio la Plata - ADR                       5,555            153
Comercial de Plata (a)                                    20,590             53
Naviera Perez Companc Class B                             36,012            253
Sociedad Comercial del Plata - ADR (a)                     1,556             40
Telecom Argentina SA Class B - ADR                         1,280             52
Telefonica de Argentina Class B - ADR                      9,510            246
Transportadora de Gas Del Sur Class B - ADR                4,760             58
YPF Sociedad Anonima Class D - ADR                         5,958            150
                                                                     ----------

                                                                          1,087
                                                                     ----------

AUSTRALIA - 3.2%
Amalgamated Holdings, Ltd.                                 2,000             10
Amcor, Ltd.                                               30,300            195
Australia & New Zealand Bank Group, Ltd.                 260,199          1,640
Australian Gas & Light Co.                                55,179            314
Australian National Industries, Ltd.                     176,270            175
Boral, Ltd.                                               84,543            241
Brambles Industries, Ltd.                                  2,700             53
Broken Hill Proprietary Co.                              259,164          3,691
Burswood Property Trust (Units)                            7,844             10
Caltex Australia                                         185,900            686
Capral Aluminum, Ltd.                                      4,100             13
Coca-Cola Amatil, Ltd.                                     4,857             52
Coles Myer, Ltd.                                         128,264            528
Commonwealth Bank of Australia                             2,006             19
Commonwealth Installment Receipt Trustee, Ltd.            22,000            137
Cortecs International, Ltd. (a)                            2,635              8
CRA, Ltd.                                                  3,100             49
CSL, Ltd.                                                  2,100             10
CSR, Ltd.                                                268,368            939
Eastern Aluminum                                         272,000            266
Elders Australia, Ltd.                                   307,594            516
Eltin, Ltd.                                              195,383            449
Eltin, Ltd. New                                           38,302             85
F.H. Faulding & Co., Ltd.                                  1,900             13
Foodland Associated, Ltd.                                  4,045             20
Foster's Brewing Group, Ltd.                              10,500             21
G.E. Crane Holdings, Ltd.                                  1,700             15
GIO Australia Holdings                                   244,217            625
Goodman Fielder Wattie                                     9,900             12
Hardie (James) Industries, Ltd.                            5,100             16
HIH Winterthur International Holdings, Ltd.                  200              1
Leighton Holdings, Ltd. Class A                            3,584             15
Lend Lease Corp.                                           7,185            139
Mayne Nickless, Ltd.                                       3,800             26
National Australia Bank, Ltd.                             95,850          1,128
National Mutual Holdings, Ltd. (a)                        48,000             72
News Corp.                                               381,584          2,014
Normandy Poseidon                                          4,808              7
North Broken Hill Peko                                     7,470             22
Pacific Dunlop, Ltd.                                     261,600            665
Pasminco, Ltd.                                           286,500            451
Pioneer International, Ltd.                              157,700            470
Publishing Broadcasting, Ltd.                             37,960            185
QNI, Ltd.                                                242,436            487
RGC Limited                                              139,573            620
Rothmans Holdings                                          6,571             42
Santos, Ltd.                                             213,800            867
Simsmetal, Ltd.                                            3,055             17
Smith (Howard), Ltd.                                      13,166            108
Soul Pattinson & Co., Ltd.                                   400             18
Southcorp Holdings, Ltd.                                 145,400            462
Tabcorp. Holdings, Ltd.                                   43,800            209
Village Roadshow, Ltd.                                     2,800             11
Walker Corp., Ltd.                                        12,846              9
Wesfarmers                                                63,279            443
Western Mining Corp.                                     597,307          3,765
Westfield Holdings                                           700             11
Westpac Banking Corp.                                    133,514            760
Wills (W.D. & H.O.)(a)                                    10,400             17
Woodside Petroleum, Ltd.                                  31,200            228
                                                                     ----------

                                                                         24,077
                                                                     ----------

AUSTRIA - 0.3%
Bank Austria AG                                            2,400            177
Boehler-Uddeholm AG                                        1,500            107
Brau-Union Goess AG                                        1,346             83
Creditanstalt-Bankverein                                   5,264            356
EVN Energ-Versorg                                            698            105
Flughafen Wien AG                                          1,323             67
Interunfall Vericherungs AG                                  900            125
Oester Brau Beteil                                         1,200             82
Oester Elektrizita Class A                                 5,680            425
OMV AG                                                     1,231            139
VA Technologie AG (BR)                                     2,000            314
Wiener Allianz Verscherung                                   700             97
Z Landerbank Bank Austria AG                              12,210            395
                                                                     ----------

                                                                          2,472
                                                                     ----------

BELGIUM - 0.6%
Arbed SA NPV                                               2,915            317


62  International Securities Fund

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Banque Bruxelles Lambert NPV                                 134     $       29
Barco NV NPV                                                 702            121
Credit Communal Holding Dexia NPV (a)                        756             69
Electrabel NPV                                             3,428            811
Fortis AG                                                  3,000            481
Generale de Banque NPV                                     2,068            741
Groupe Bruxelles Lambert NPV                                 200             26
Kredietbank NPV                                            2,251            738
Petrofina SA NPV                                           1,130            360
Societe Generale de Belgique NPV                             256             20
Solvay SA NPV                                                680            416
UCB Capital NV                                                79            206
                                                                     ----------

                                                                          4,335
                                                                     ----------

BRAZIL - 0.3%
CEMIG SA - ADR                                             6,892            236
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar (Regd) - GDR                         4,750             85
Eletrobras (centrais) NPV                                655,618            235
Sider Nacional cia NPV                                 3,980,000            113
Telecomunicacoes Brasileiras - ADR                        15,269          1,176
Telecomunicacoes Brasileiras - ADR (144A)                    355             27
Telecomunicacoes Brasileiras NPV                       3,421,000            245
TELESP Telec San Paulo NPV (a)                            37,771              8
Usinas Siderurgicas de Minas - ADR                        19,363            198
White Martins SA NPV                                  47,400,000             68
                                                                     ----------

                                                                          2,391
                                                                     ----------

CANADA - 2.0%
Abitibi-Price, Inc.                                       13,000            206
Air Canada, Inc. (a)                                      59,000            267
Alcan Aluminum, Ltd.                                       9,140            309
Anderson Exploration, Ltd. (a)                             2,800             36
Avenor, Inc. (a)                                           1,200             18
Bank of Nova Scotia Halifax                                   76              3
Barrick Gold Corp.                                        24,300            699
BC Telecom, Inc. (a)                                       3,700             80
BCE Mobile Communications, Inc. (a)                          900             27
BCE, Inc. NPV                                              9,400            448
Bombardier, Inc. Class A                                     600             11
Bombardier, Inc. Class B                                   8,000            147
Brascan, Ltd. Class A                                     15,000            334
CAE, Inc.                                                 40,500            306
Canadian Natural Resources, Ltd. (a)                         400             11
Canadian Pacific, Ltd.                                    34,700            919
Canadian Tire Corp. Class A (a)                            5,400             90
Canfor Corp.                                                 700              7
CCL Industries, Inc. Class B                              19,000            208
Co-Steel, Inc.                                             1,900             34
Cominco, Ltd.                                             22,900            570
Corel Corp. (a)                                            2,200             16
Cott Corp.                                                 4,100             29
Dofasco, Inc. NPV                                          4,800             91
Dominion Textile, Inc.                                     1,700              9
Domtar, Inc. NPV                                          39,000            329
Donohue, Inc. Class A                                      2,600             47
Echo Bay Mines, Ltd.                                       3,700             25
Falconbridge, Ltd.                                           500             11
Fletcher Challenge Canada, Ltd. Class A                    1,000             16
George Weston, Ltd.                                          700             34
Hudson's Bay Co.                                          28,700            478
Imasco, Ltd.                                              10,700            262
Imperial Oil, Ltd.                                        15,300            721
Inco, Ltd. (Canadian listed)                               2,700             87
Inco, Ltd. (U.S. listed)                                  59,587          1,899
Inmet Mining Corp. (a)                                     2,500             12
International Forest Products, Ltd. Class A (a)            2,100             16
IPSCO, Inc.                                                1,000             28
Laidlaw, Inc. Class A                                      2,300             27
Laidlaw, Inc. Class B                                      5,800             68
MacMillan Bloedel, Ltd.                                    4,900             64
Magna International, Inc. Class A                          1,500             84
Methanex Corp. (a)                                         7,100             65
Molson Companies, Ltd. Class A                             2,700             42
Moore Corp., Ltd.                                          3,500             73
Newbridge Networks Corp.                                   8,400            238
Noranda, Inc.                                             14,100            315
Noranda Forest, Inc.                                       1,600             11
NOVA Corp.                                                33,500            297
Nova Scotia Power, Inc.                                    6,200             65
Numac Energy, Inc. (a)                                       500              2
Oshawa Group, Ltd. Class A                                 2,200             32
Placer Dome, Inc.                                         27,000            587
Potash Corporation of Saskatchewan, Inc.                     200             17
Quebecor, Inc. Class B                                     2,900             48
Repap Enterprises, Inc. (a)                                3,800             11
Rio Algom, Ltd. (a)                                          900             20
Rogers Cantel Mobile Communications, Inc. Class B          3,300             65
Rogers Communications, Inc. Class A                        1,500             11
Rogers Communications, Inc. Class B (a)                   47,000            343
Royal Bank of Canada                                       4,000            141
Royal Oak Mines, Inc. (a)                                  4,100             13
Sears Canada, Inc.                                         2,300             17
Semi-Tech Corp. Class B                                    4,200             16
Shell Canada, Ltd. Class A                                   600             23
Slocan Forest Products, Ltd.                               1,300             15


                                               International Securities Fund  63

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Southam, Inc.                                              2,200     $       31
Stelco, Inc. Series A (a)                                 56,700            348
Suncor, Inc.                                               1,300             41
Teck Corp. Class B                                        30,100            698
TELUS Corp.                                                8,800            128
The Seagram Co., Ltd.                                     10,900            438
Thomson Corp. (a)                                          6,300            138
Torstar Corp. Class B                                      1,000             24
Total Petroleum North America, Ltd.                          100              1
Transalta Corp.                                           56,400            710
TransCanada Pipelines, Ltd.                               13,900            244
United Dominion Industries, Ltd.                          11,600            273
Westcoast Energy, Inc.                                     7,900            132
                                                                     ----------

                                                                         14,756
                                                                     ----------

CHILE - 0.1%
Administradora de Fondos
  de Pensiones Provida SA - ADR                            1,208             23
Chile Fund, Inc.                                           7,134            149
Chilectra SA - ADR                                         2,570            133
Chilgener SA - ADR                                         4,052             84
Compania de Telefonos (Chile) SA - ADR                       704             71
Enersis SA - ADR                                           4,419            123
                                                                     ----------

                                                                            583
                                                                     ----------

CHINA - 0.1%
Huaneng Power International, Inc. -
  ADR Series N (a)                                        24,100            542
Yizheng Chemical Fibre Class H                           599,000            146
                                                                     ----------

                                                                            688
                                                                     ----------

DENMARK - 0.7%
Bang & Olufsen Holding Series B                           10,000            485
Carlsberg AS Series B                                      5,000            338
Coloplast AS Class B (Regd)                                3,500            398
Den Danske Bank                                            2,225            179
Jyske Bank AS (Regd)                                       3,300            248
Novo Nordisk AS Class B                                   11,583          2,183
Sophus Berendsen Class B                                   3,300            425
Tele Danmark AS Series B                                   7,600            419
Unidanmark Class A (Regd)                                  2,600            135
                                                                     ----------

                                                                          4,810
                                                                     ----------

FINLAND - 0.5%
America Group Class A                                      2,300             47
Cultor OY Series I                                         1,000             54
Enso OY Series A (a)                                      13,000            104
Huhtamaki OY Series I Free                                   300             14
Instrumentarium (a)                                          500             18
Instrumentarium Series A                                   1,300             48
Kesko                                                        700             10
Kymmene OY (a)                                            35,400            743
Metra AB Series A                                          1,200             68
Metra AB Series B                                            200             11
Nokia AB Series K                                         10,100            584
Outokumpu OY Class A                                      37,200            635
Partek AB OY                                               3,100             48
Rautaruukki OY                                            55,815            516
Stockmann OY AB Series B                                     200             12
Valmet Corp. Series A                                     45,900            808
                                                                     ----------

                                                                          3,720
                                                                     ----------

FRANCE - 6.7%
Accor SA                                                   2,350            298
Alcatel Alsthom                                           25,716          2,066
Assurances Generales de France                            17,147            554
AXA                                                        8,208            522
Banque Nationale Paris                                    15,942            617
Bertrand Faure SA                                            700             27
BIC                                                           90             14
Boiron                                                     1,700            199
Bongrain SA                                                   15              6
Bouygues                                                   4,311            447
Canal Plus                                                 4,672          1,032
Cap Gemini Sogeti (a)                                        200             10
Carrefour SA                                               3,374          2,195
Casino Guich-Perr                                          1,000             47
Castorama Dubois                                           2,479            427
Cerus Co. (a)                                              3,200             82
Cetelem                                                      200             23
CGIP                                                         360             99
Chargeurs International SA (a)                             1,039             51
Christian Dior                                             8,750          1,412
Cie de St. Gobain                                          9,200          1,302
Cie de Suez                                                5,543            236
Cie Finance Paribas Class A (BR)                          24,089          1,629
Ciments Francais                                             108              3
Clarins                                                    2,998            440
Club Mediterranee SA                                         220             14
Compagnie Bancaire SA                                      3,468            410
Credit Commercial de France                               10,590            490
Credit Local de France                                     8,407            732


64  International Securities Fund

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Credit Lyonnais Cert d'Invest. (a)                         2,250     $       58
Credit National                                              638             37
D.M.C. Dollfuss-Mieg                                       5,330            129
Eaux (cie Generale)                                       43,044          5,334
Elf Gabon                                                     60             15
Erid Beghin-Say                                              905            146
Essilor Internationale                                        60             18
Esso (Francaise)                                              70              7
Eurafrance                                                   400            173
Euro Disney SCA (BR)(a)                                   19,200             38
Eurotunnel/Euro SA Units (a)                              35,200             46
Finextel (Soc. Fin.)                                       2,082             32
GAN Group                                                  2,365             48
Gaz et Eaux                                                   42             17
Groupe Danone                                              3,681            513
GTM - Entrepose                                            1,900             88
Guilbert SA                                                1,535            300
Havas                                                      1,450            102
Ingenico                                                   1,600             27
L'Air Liquide                                              3,164            494
L'Oreal (Societe)                                            611            230
Labinal                                                       90             17
Lafarge Corp. SA (BR)                                      5,321            319
Lagardere Groupe (Regd)                                   23,841            654
Lapeyre (BR)                                               3,750            215
Legrand                                                    1,209            206
Legris Industries SA                                         100              4
LVMH Moet-Hennessy                                         3,352            936
Lyonnais Eaux Dumez                                          805             75
Michelin (Cie Gen) Class B (Regd)                          4,390            237
Nord-Est                                                  11,860            295
Pathe SA (a)                                               1,959            472
Pechiney International Class A                            24,081          1,009
Peugeot SA                                                 6,015            677
Pinault-Printemps Redoute SA                               2,639          1,047
Primagaz Cie                                               1,761            207
Primagaz Cie 1998 Warrants (a)                               190              5
Promodes                                                   2,250            635
Remy Cointreau SA                                            400             11
Renault                                                    3,710             80
Rexel SA                                                     770            234
Rhone-Poulenc SA Class A - ADR                            18,527            632
S.G.E. (a)                                                 1,213             26
Saint Louis                                                  225             56
Salomon SA                                                   340             29
Sanofi SA                                                 12,858          1,279
Schneider SA                                              28,331          1,310
Scor SA                                                   12,000            422
SEITA                                                        310             13
SGS Thomson Microelectronics (a)                           6,020            426
Sidel SA                                                  15,717          1,081
Skis Rossignol SA                                          6,180            171
Societe Generale                                          25,573          2,765
Societe Nationale Elf d'Aquitaine                         22,175          2,019
Sodexho                                                    1,350            752
Sommer Allibert                                            2,560             76
Strafor-Facom SA                                             100              7
Synthelabo                                                 8,060            871
Technip                                                      240             23
Thomson-CSF                                                3,499            114
Total Co. SA Class B                                      37,886          3,081
TV Francaise (TFI)                                         4,262            407
Union des Assurances Federales                             6,000            740
Union des Assurances Paris                                11,264            281
Union Financiere de France Banque SA                       1,500            162
Usinor Sacilor                                            67,000            975
Valeo                                                     18,460          1,139
Vallourec (Usin)                                             370             20
Worms & Cie (Regd)                                         1,020             62
                                                                     ----------

                                                                         49,510
                                                                     ----------

GERMANY - 5.0%
Adidas AG                                                  5,450            471
AGIV AG fuer Industrie und Verkehrswesen (a)               3,243             47
Allianz AG 1998 Warrants (a)                               6,060            317
Allianz AG Holdings                                          241            438
Altana AG                                                    115             89
AVA ALG Handels VB (a)                                     2,270            653
Bankgesellschaft Berlin AG                                 1,600             29
BASF AG                                                   50,220          1,935
Bayer AG                                                  84,469          3,447
Bayer Motoren Werk                                           450            314
Bayerische Hypotheken-und Wechsel Bank AG                 21,309            645
BHF - Bank AG                                              5,000            115
Bilfinger & Berger BAU AG                                 16,610            610
Buderus AG                                                 1,143            564
Continental AG                                             5,591            101
Daimler-Benz AG (a)                                       70,388          4,849
Degussa AG                                                    50             23
Deutsche Bank AG                                           2,896            135
Deutsche Pfandbrief & Hypothekenbank AG                    9,700            438
Deutsche Telekom AG (a)                                   71,540          1,509
Douglas Holding AG                                           400             16
Dresdner Bank AG                                          33,900          1,016
DT Babcock & Wilcox (a)                                      550             15


                                               International Securities Fund  65

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Fag Kugelfischer Georg Schaefer
  Kommanditgessellschaftauf Aktien                         1,787     $       24
Fresenius Medical Care AG - ADR (a)                       20,240            569
Fried, Krupp AG Hoesch                                     4,700            760
Gehe AG                                                   15,025            962
Gerresheimer Glas AG                                       8,050            175
Heidelberg Zement AG (a)                                     550             44
Henkel KGAA (a)                                            9,900            475
Hoechst AG                                               106,894          5,050
Hornback Baumarkt AG                                       1,135             36
Klockner Humb Deut (a)                                     3,700             17
Klockner-Werke AG (a)                                         87              4
Kolbenschmidt AG (a)                                       6,234             86
Leifheit AG                                                  200              8
M.A.N. AG                                                     50             12
Mannesmann AG                                              9,133          3,959
Metallgesellschaft AG (a)                                  7,759            159
Muenchener Rueckversicherungs                                501          1,252
Pfaff (GM) AG (a)                                            100              2
Phoenix AG                                                14,250            174
Praktiker Bau und Heimwerkemaerkte AG (a)                  2,084             42
Preussag AG                                                  100             23
Puma AG Rudolph Dassler Sport (a)                            600             20
Rheinmetall Berlin                                           100             16
Rhoen - Klinikum AG                                        2,764            289
SAP AG                                                       980            133
Schering AG                                                6,012            507
Schmalbach Lubeca AG (a)                                      50             12
SGL Carbon AG                                                250             32
Siemens AG                                                21,950          1,034
SKW Trostberg AG (a)                                       3,700            101
Suddeutsche Zucker AG (a)                                     50             24
Thyssen AG (a)                                               250             44
Veba AG                                                   28,520          1,650
Veba International Finance 1998 Warrants (a)               3,086            989
Viag AG                                                      150             59
Volkswagen International AG                                  328            136
Volkswagen International AG 1998 Warrants (a)              1,100            164
                                                                     ----------

                                                                         36,819
                                                                     ----------

HONG KONG - 4.0%
Allied Properties, Ltd.                                  384,000             63
Amoy Properties, Ltd.                                    128,500            185
ASM Pacific Technology                                    14,000             11
Bank of East Asia, Ltd.                                   74,000            329
Cathay Pacific Airways                                   484,000            763
Champion Technology Holdings                              80,000             15
Cheung Kong Holdings, Ltd.                               253,000          2,249
China Overseas Land & Investment                         124,000             63
Consolidated Electric Power Asia, Ltd.                     8,983             21
Dao Heng Bank Group, Ltd.                                100,000            480
Dickson Concepts International, Ltd.                       5,666             21
Electric & Eltek International Holdings Ltd.              38,000              8
First Pacific Co.                                        318,615            414
FPB Bank Holding Co., Ltd.                                25,000             11
Furama Hotel Entertainment                                10,000             17
Gold Peak Industries, Ltd.                                19,000             13
Goldlion Holdings, Ltd.                                   12,000             10
Great Eagle Holdings                                      45,470            188
Guangdong Investment                                     296,000            285
Guangshen Railway Co., Ltd. (a)                          874,000            379
Guangzhou Investment                                     682,000            326
Guoco Group, Ltd.                                        113,000            633
Hang Lung Development Co. (a)                            163,000            358
Hang Seng Bank (a)                                       150,200          1,825
Henderson Investment, Ltd.                               223,000            267
Henderson Land Development Co., Ltd.                      92,000            928
HKR International, Ltd.                                   29,680             50
Hon Kwok Land Investment, Ltd.                            26,000             10
Hong Kong & China Gas Co., Ltd.                          246,000            476
Hong Kong & China Gas Co., Ltd. 1997 Warrants (a)         20,500             11
Hong Kong & Shanghai Hotel                                 6,000             11
Hong Kong Aircraft Engineering                            18,400             57
Hong Kong Electric                                       301,500          1,002
Hong Kong Ferry                                           22,000             43
Hong Kong Land Holdings, Ltd.                            510,545          1,419
Hong Kong Telecommunications                             632,200          1,018
Hopewell Holdings, Ltd.                                  667,000            431
HSBC Holdings (UK Regd) PLC                               43,600            933
Hutchison Whampoa, Ltd. (a)                              455,000          3,574
Hysan Development                                         44,800            178
Kumagai Gumi Hong Kong                                    44,000             51
Lai Sun Development Co., Ltd.                             44,000             67
Lai Sun Garment International                             18,000             29
Liu Chong Hing Bank, Ltd.                                  8,000             13
Liu Chong Hing Investment, Ltd.                           30,000             37
New Asia Realty & Trust Class A                           16,000             59
New World Development Co., Ltd.                          454,156          3,068
Oriental Press Group                                      85,000             38
Paul Y - ITC Construction Holding Co.                     18,000              4
Peregrine Investment Holdings, Ltd.                       11,000             19
Pokphand (CP) Co. (HK Regd)                               28,000             11
Regal Hotels International                               430,906            150
Shanghai Petrochemical Class H                           680,000            207
Shaw Bros. (H.K.), Ltd.                                   20,000             24


66  International Securities Fund

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Shell Electric Manufacturing Co., Ltd.                    18,000     $       11
Shun Tak Holdings, Ltd.                                  106,000             71
Sing Tao                                                 546,000            238
South China Morning Post                                 127,491            105
Sun Hung Kai & Co.                                        38,000             10
Sun Hung Kai Properties, Ltd. (a)                        197,000          2,413
Swire Pacific, Ltd. Class A                              154,000          1,468
Swire Pacific, Ltd. Class B                               62,500             95
Tai Cheung Holdings                                       78,000             74
Television Broadcast                                     250,000            999
Top Glory International Holdings, Ltd.                    98,000             15
Wharf Holdings                                           201,000          1,003
Wheelock & Co.                                           108,000            308
Wing Lung Bank                                             4,200             29
Winsor Property Holdings, Ltd. (a)                        19,500             31
Yue Yuen Industrial                                       44,000             17
                                                                     ----------

                                                                         29,739
                                                                     ----------

IRELAND - 0.2%
Allied Irish Banks                                       112,000            752
Independent Newspapers PLC                                90,000            465
Waterford Wedgwood (Units)                               275,000            355
                                                                     ----------

                                                                          1,572
                                                                     ----------

ITALY - 3.1%
Alitalia-Linee Aeree (a)                                  60,800             23
Ansaldo Trasporti SPA (a)                                  6,500              7
Assicurazioni Generali SPA                                32,000            606
Banca NAZ Agricolt                                        11,000              7
Banca Pop di Bergamo CV                                   15,000            247
Banca Pop di Milano                                      105,000            533
Banco di Napoli (a)                                       15,894              8
Banco Fideuram SPA                                       220,420            485
Burgo (Cartiere) SPA                                      26,800            124
Cementir SPA                                              12,500              8
Ciga Hotels (a)                                           80,100             35
CIR Compagnie Industriali di Risp                         20,500              7
CIR Compagnie Industriali Riunite                        152,000             94
Cofide NC Risp (a)                                        10,000              2
Cofide SPA (a)                                            37,000             17
Cogefar Inpresit (a)                                      63,810             50
Compart SPA (a)                                          252,500            100
Credito Italiano di Risp NC                               20,500             19
Dalmine SPA (a)                                           90,600             20
Danieli & Co.                                              3,000             25
Edison                                                     4,000             25
Editor L'Espresso (a)                                      1,000              3
Editoriale La Repubblica SPA (a)                          85,000            118
Ente Nazionale Idrocarburi SPA (Regd)                    418,115          2,146
Falck, Acciaierie Fer Lombarde                             9,600             38
Fiat SPA                                                 547,927          1,658
Fiat SPA di Risp                                         341,000            598
Finanziaria Autogrill SPA (a)                             25,612             25
Finmeccanica SPA (a)                                       5,000              2
Gemina SPA (a)                                            69,100             34
Gewiss SPA                                                10,000            132
Gucci Group NV (a)                                           982             63
I.F.I.L. (a)                                              18,100             55
I.F.I.L. Risp NC                                          17,700             34
Industrie Natuzzi SPA - ADR                               27,412            630
Istituto Mobiliane Italiano                               49,430            424
Istituto Nazionale Delle Assicurazioni                 1,642,786          2,140
Italcementi                                                6,250             35
Italcementi di Risp NC                                     4,500             11
Italgas (Soc. Ital.)                                      67,300            281
Luxottica Group SPA - ADR                                  2,100            109
Mediolanum SPA (a)                                        12,550            119
Mondadori (Arnoldo) Editore                               63,400            516
Montedison SPA (Ferruzzi Agricola)(a)                    655,698            447
Montedison SPA di Risp (Ferruzzi Agricola) NC (a)         30,000             19
Olivetti & Cie SPA (a)                                 4,231,194          1,492
Parmalat Finanziaria SPA (a)                             453,414            693
Pirelli & Co.                                             20,950             28
Pirelli & Co. di Risp                                      1,700              2
Pirelli NC di Risp                                         5,800              8
Rinascente (LA)                                           13,100             76
Rinascente (LA) di Risp NC                                 3,800             10
Safilo SPA                                                   200              3
Sasib SPA di Risp NC                                      83,278            156
Simint SPA (a)                                           100,000            372
Sirti SPA                                                 31,000            188
Sta Metallurgica Italiana SPA (a)                         44,880             21
Stefanel SPA (a)                                          21,650             17
Stet                                                     753,865          3,429
Stet di Risp                                             367,600          1,242
Telecom Italia di Risp                                    64,100            125
Telecom Italia Mobile SPA                                346,034            875
Telecom Italia Mobile SPA di Risp                        291,180            416
Telecom Italia SPA                                       735,929          1,911
Unicem di Risp (a)                                         6,960             45
                                                                     ----------

                                                                         23,188
                                                                     ----------

JAPAN - 25.6%
Advantest                                                 12,200            572


                                               International Securities Fund  67

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Aisin Seiki Co., Ltd.                                      4,000     $       63
Aiwa Co.                                                   1,000             17
Ajinomoto Co., Inc.                                        3,000             30
All Nippon Airways Co., Ltd.                              13,000             98
Alps Electric Co.                                         23,000            250
Amada Co., Ltd.                                           67,000            521
Amano Corp.                                                1,000             11
Anritsu Corp.                                              3,000             32
Aoki Corp. (a)                                            67,000            139
Aoki International                                         1,000             16
Aoyama Trading Co. (a)                                     3,000             80
Apic Yamada Corp.                                         14,300            272
Arabian Oil Co.                                            1,800             67
Asahi Bank (a)                                           135,000          1,201
Asahi Breweries                                            7,000             72
Asahi Chemical Industrial (a)                             15,000             85
Asahi Glass Co.                                           50,000            471
Ashikaga Bank                                             14,000             68
Autobacs Seven Co.                                         1,000             71
Bandai Co., Ltd.                                           1,000             26
Bank of Yokohama                                          18,000            117
Banyu Pharmaceutical                                       3,000             42
Brother Industries                                       166,000            717
Canon Sales Co., Inc.                                     13,200            294
Canon Sales Co., Inc. 1997 Warrants (a)                      330             32
Canon, Inc.                                               78,000          1,724
Casio Computer Co.                                         6,000             46
Chiba Bank, Ltd.                                           4,000             27
Chiyoda Corp.                                              3,000             19
Chubu Electric Power Co., Inc.                             3,500             69
Chugai Pharmaceutical Co.                                 10,000             84
Chugoku Electric Power                                     1,200             23
Chuo Trust & Banking                                      70,000            598
Citizen Watch Co., Ltd. (a)                               31,000            222
Cosmo Oil Co.                                            176,000            846
Credit Saison Co.                                          4,000             89
CSK Corp., Ltd.                                           10,500            276
Dai Ichi Kangyo Bank                                      45,000            649
Dai Ichi Pharmaceutical Co.                               99,000          1,590
Dai Nippon Printing, Ltd.                                 15,000            263
Dai Nippon Screen Manufacturing Co.                       57,000            421
Daicel Chemical Industries                                53,000            248
Daido Steel Co.                                           90,000            334
Daiei, Inc.                                              205,000          1,567
Daifuku Machinery Co.                                     13,000            164
Daiken Corp.                                              65,000            452
Daikin Industries                                         86,000            765
Daimaru, Inc.                                              2,000             11
Dainippon Pharmaceutical Co., Ltd.                         7,000             59
Daishinku Corp.                                           50,000            393
Daishowa Paper Manufacturers (a)                           6,000             26
Daito Trust Construction                                   1,950             22
Daiwa Bank (a)                                           236,000          1,233
Daiwa Danchi Co., Ltd. (a)                                65,000            305
Daiwa House Industries Co.                                44,000            566
Daiwa Kosho Lease Co.. Ltd.                               35,000            269
Daiwa Securities                                         243,000          2,161
DDI Corp.                                                    421          2,785
Dowa Mining Co. Series 5 1997 Warrants (a)                    94             37
East Japan Railway                                           302          1,359
Ebara Corp.                                               66,000            861
Eisai Co.                                                 34,050            670
Familymart, Co.                                           20,000            800
Fanuc Co.                                                 13,600            436
Fuji Denki Reiki                                          32,000            301
Fuji Electric Co.                                        163,000            684
Fuji Heavy Industries                                     27,000            109
Fuji Oil Co.                                             100,000            713
Fuji Photo Film Co.                                       13,000            429
Fujikura                                                  84,000            673
Fujisawa Pharmaceutical                                   32,000            287
Fujita Kanko, Inc.                                         3,000             56
Fujitec Co., Ltd.                                          3,000             30
Fujitsu, Ltd.                                            148,000          1,380
Fukui Bank                                               110,000            480
Fukuoka Bank                                               6,450             45
Furukawa Electric Co.                                    237,000          1,123
Futaba Industrial                                         10,000            167
Gakken Co.                                               212,000          1,199
General Sekiyu KK                                         12,000             85
Green Cross Corp. (a)                                     11,000             55
Gunma Bank                                                 3,000             26
Gunze, Ltd.                                              122,000            633
Hankyu Corp. (a)                                          22,000            109
Haseko Corp. (a)                                          49,000            131
Heiwa Corp.                                               22,000            346
Heiwa Real Estate                                         50,000            290
Higo Bank                                                  2,000             13
Hirose Electric                                            1,000             58
Hitachi Cable                                              3,000             20
Hitachi Maxell                                             2,000             44
Hitachi Metals                                            27,000            215
Hitachi Zosen Corp.                                       62,000            241
Hitachi, Ltd.                                            525,000          4,896
Hokkaido Electric                                            900             18
Hokkaido Takushoku Bank, Ltd.                            250,000            486
Hokuetsu Bank                                             53,000            229


68  International Securities Fund

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Hokuriku Bank                                            112,000     $      549
Hokuriku Electric Power                                    1,200             23
Honda Motor Co., Ltd.                                     31,000            886
Hosiden Electronics (a)                                    1,000              7
House Food Industry                                        1,000             16
Hoya Corp.                                                 2,000             79
Hyakugo Bank                                              70,000            423
Inax Corp.                                                37,000            274
Industrial Bank of Japan                                  33,000            573
Intec, Inc.                                               49,000            690
Isetan Co.                                                40,000            518
Ishihara Sangyo (a)                                       34,000             82
Ishikawajima-Harima Heavy Industries                     323,000          1,436
Isuzu Motors, Ltd.                                        26,000            116
Ito-Yokado Co., Ltd.                                      58,000          2,524
Itoham Foods, Inc.                                        72,000            446
Izumi Co.                                                 26,000            364
Izumiya Co.                                               49,000            694
Japan Air Lines Co. (a)                                   73,000            388
Japan Airport Terminal                                     4,000             49
Japan Aviation Electronics (a)                             5,000             30
Japan Metals & Chemicals (a)                               5,000             17
Japan Radio Co.                                            6,000             64
Japan Synthetic Rubber                                    30,000            197
Japan Tobacco, Inc.                                          203          1,376
Japan Wool Textile Co.                                     2,000             17
Jeol (a)                                                   2,000             12
JGC Corp.                                                  5,000             37
Joshin Denki Co.                                           5,000             52
Joyo Bank                                                  4,000             24
Jusco Co.                                                  1,000             34
Kaken Pharmaceutical                                       2,000             12
Kamei Corp.                                               61,000            606
Kamigumi Co.                                               5,000             33
Kandenko Co., Ltd.                                         2,000             19
Kanebo (a)                                                15,000             31
Kaneka Corp.                                               4,000             20
Kansai Electric Power                                      5,600            116
Kao Corp.                                                115,000          1,341
Kashiyama Onward                                           3,000             42
Kawasaki Heavy Industries                                315,000          1,303
Kawasaki Kisen (a)                                       144,000            328
Kawasho Corp. (a)                                        122,000            430
Keihin Electric Express                                   12,360             57
Kenwood Corp. (a)                                         10,000             48
Kikkoman Corp.                                             5,000             30
Kinden Corp.                                               3,000             38
Kinki Nippon Railway                                      40,170            251
Kirin Beverage Corp.                                      14,000            189
Kirin Brewery Co.                                         16,000            157
Kissei Pharmaceutical Co.                                  1,000             20
Kobe Steel (a)                                            27,000             57
Kokusai Electric Co., Ltd.                                 3,000             44
Kokuyo Co., Ltd.                                          20,000            494
Komatsu Forklift Co., Ltd.                                52,000            427
Komori Corp.                                              17,000            361
Konica Corp.                                               3,000             20
Koyo Seiko Co., Ltd.                                       2,000             17
Kubota Corp.                                             164,000            792
Kumagai Gumi Co.                                          72,000            178
Kurabo Industries                                         27,000             77
Kuraray Co., Ltd.                                         40,000            370
Kurita Water Industries                                    2,000             40
Kyocera Corp.                                             48,000          2,992
Kyodo Printing Co.                                        24,000            193
Kyokuto Boeki                                             35,000            218
Kyowa Hakko Kogyo                                         30,000            229
Kyudenko Corp.                                             1,000             10
Kyushu Electric Power                                      2,500             49
Kyushu Matsushita                                          2,000             26
Lion Corp.                                                 6,000             30
Long Term Credit Bank Japan                               11,000             60
Mabuchi Motor Co.                                            700             35
Maeda Corp.                                                9,000             67
Maeda Corp. 1997 Warrants (a)                                105              5
Maeda Road Construction                                    3,000             35
Makino Milling                                             3,000             19
Makita Corp.                                              30,000            420
Maruetsu, Inc.                                            25,000            171
Marui Co., Ltd.                                           65,000          1,173
Maruichi Steel Tube                                        1,000             17
Matsushita Communication                                   4,000            104
Matsushita Electric Industrial Co., Ltd.                 199,000          3,248
Matsushita Electric Works                                  7,000             60
Matsushita-Kotobuki Electric Co., Ltd.                     2,000             52
Matsuzakaya Co.                                           51,000            471
Mazda Motor Corp. (a)                                     39,000            139
Meidensha Corp.                                            2,000             12
Meiji Milk Product                                         3,000             15
Minebea Co., Ltd.                                         19,000            159
Minolta Camera Co.                                        15,000             91
Mitsubishi Corp.                                          86,000            891
Mitsubishi Electric Corp.                                251,000          1,495
Mitsubishi Gas & Chemical                                 39,000            140
Mitsubishi Heavy Industries                              410,000          3,257
Mitsubishi Material                                      101,000            408
Mitsubishi Motors Corp.                                   11,000             80
Mitsubishi Oil Co.                                        22,000            132


                                               International Securities Fund  69

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Mitsubishi Paper Mills                                    37,000     $      145
Mitsubishi Rayon                                           3,000             11
Mitsubishi Trust & Banking                                79,000          1,057
Mitsubishi Warehouse                                       3,000             39
Mitsui & Co.                                             206,000          1,672
Mitsui Fudosan Co., Ltd.                                  74,000            741
Mitsui Mining & Smelting                                 200,000            682
Mitsui Petrochemical Industry                             66,000            342
Mitsui Toatsu Chemical                                   250,000            762
Mitsui Trust & Banking                                    54,000            422
Mitsumi Electric Co.                                       1,000             19
Mizuno Corp.                                              26,000            197
Mochida Pharmaceutical Co.                                 2,000             19
Murata Manufacturing Co.                                  46,000          1,529
Nachi-Fujikoshi Corp.                                      7,000             23
Nagasakiya Co. (a)                                         3,000             11
Nagase & Co.                                              25,000            207
Nagoya Railroad Co., Ltd.                                  6,000             23
Namco                                                     38,500          1,180
National House Industrial                                 16,000            213
Navix Line (a)                                            11,000             21
NCR Japan, Ltd.                                            2,000             17
NEC Corp.                                                238,000          2,877
New Oji Paper Co.                                         94,000            595
NGK Insulators                                             2,000             19
NGK Spark Plug Co.                                         7,000             77
Nichicon Corp.                                             3,000             35
Nichido Fire & Marine                                        450              3
Nichiei Co., Ltd. of Kyoto                                15,000             33
Nichiei Co., Ltd. of Yokohama                              5,000             72
Nichimo Co. (a)                                           78,000            283
Nihon Cement Co.                                          13,000             66
Nikon Corp.                                               37,000            460
Nintendo Co.                                               8,000            573
Nippon Carbon Co. (a)                                     20,000             62
Nippon Chemical Industrial                                 2,000             17
Nippon Comsys Corp.                                        7,000             80
Nippon Denso Co.                                          46,000          1,108
Nippon Electric Glass                                      2,000             31
Nippon Express Co.                                        63,000            432
Nippon Hodo Co.                                           14,000            162
Nippon Kayaku Co., Ltd.                                    5,000             28
Nippon Light Metal Co.                                     7,000             29
Nippon Meat Packing                                        2,000             26
Nippon Oil Co.                                           275,000          1,413
Nippon Paint Co., Ltd.                                     1,000              4
Nippon Piston Ring                                         3,000             10
Nippon Shokubai Kagaku Kogyo Co.                           4,000             30
Nippon Soda Co.                                            9,000             65
Nippon Steel Corp.                                     1,468,000          4,335
Nippon Suisan (a)                                        165,000            584
Nippon Telegraph & Telephone Corp.                           645          4,890
Nippon Yakin Kogyo                                         6,000             17
Nippon Zeon Co., Ltd.                                      5,000             19
Nishi Nippon Bank                                            354              2
Nishimatsu Construction                                  129,000          1,125
Nissan Diesel Motor Co.                                   70,000            321
Nissan Motor Co., Ltd. (a)                               607,000          3,522
Nissei Sangyo Co.                                         45,000            528
Nisshim Oil Mills                                          2,000             13
Nisshinbo Industries, Inc.  (a)                           22,000            171
Nissho Iwai Corp.                                         25,000             98
Nitsuko, Ltd.                                              1,000              7
Nitto Denko Corp.                                         15,000            220
NKK Corp. (a)                                            416,000            938
NOF Corp.                                                  3,000             13
Nomura Securities                                        229,000          3,441
NSK, Ltd.                                                117,000            709
NTN Corp.                                                 12,000             65
NTT Data Communications Systems Corp.                         74          2,166
Obayashi Corp.                                           132,000            891
Odakyu Electric Railway                                   18,540            111
Okamura Corp.                                             60,000            397
Oki Electric Industries                                   29,000            160
Okuma Corp. (a)                                            6,000             48
Okumura Corp.                                             10,000             61
Ono Pharmaceutical                                        29,000            864
Onoda Cement Co.                                          12,000             51
Orix Corp.                                                 2,000             83
Osaka Gas Co.                                            165,000            452
Penta Ocean Construction                                  11,000             49
Pioneer Electronics Corp.                                 92,000          1,756
QP Corp.                                                   2,000             16
Renown, Inc.  (a)                                         56,000            149
Ricoh Co., Ltd.                                           39,000            448
Rinnai Corp.                                               1,000             20
Rohm Co.                                                  20,000          1,312
Royal Co., Ltd.                                            1,000             19
Ryobi, Ltd.                                               65,000            261
Sakura Bank                                              291,000          2,081
Samsung Electronics, Ltd. - GDR (a)                        2,115             39
Sanden Corp.                                               8,000             64
Sangetsu Co.                                               6,000            125
Sankyo Aluminum                                           36,000            142
Sankyo Co.                                                39,000          1,105
Sankyo Seiko Co.                                          96,000            531
Sanrio Co. (a)                                             1,000              8
Sanwa Bank                                                15,000            205


70  International Securities Fund

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Sanwa Shutter Corp.                                        5,000     $       37
Sapporo Breweries                                          5,000             41
Sato Kogyo Co.                                             5,000             17
Secom Co.                                                  2,000            121
Sega Enterprises                                          12,100            407
Seiko Corp.                                                3,000             18
Seino Transportation                                       3,000             33
Seiyu Stores                                               2,000             20
Sekisui Chemical Co., Ltd.                               111,000          1,121
Sekisui House, Ltd.                                       90,000            917
Seven-Eleven Japan NPV                                    10,200            597
Sharp Corp.                                              274,000          3,904
Shikoku Electric Power                                    37,400            730
Shimachu Co., Ltd.                                         1,000             26
Shimano, Inc.                                              1,000             17
Shin-Etsu Chemical Co.                                    38,050            693
Shionogi & Co.                                             5,000             36
Shiseido Co., Ltd.                                       107,000          1,238
Shokusan Jutaku Co. (a)                                    3,000              7
Showa Aircraft Industry                                    8,000             64
Showa Denko (a)                                           21,000             48
Showa Shell Sekiyu                                        66,300            552
Sintokogio                                                82,000            599
Skylark Co.                                                2,000             31
Snow Brand Milk                                           75,000            424
Sony Corp.                                               104,200          6,829
Stanley Electric                                         130,000            763
Sumitomo Bakelite Co., Ltd.                               90,000            544
Sumitomo Bank                                            142,000          2,048
Sumitomo Cement Co.                                        3,000             10
Sumitomo Corp.                                           174,000          1,372
Sumitomo Electric Industries                              96,000          1,343
Sumitomo Forestry                                         87,000          1,059
Sumitomo Heavy Industry (a)                               14,000             43
Sumitomo Metal Industries, Ltd.                          492,000          1,211
Sumitomo Realty & Development (a)                        560,000          3,530
Sumitomo Rubber Industries                               108,000            805
Sumitomo Trust & Banking                                 120,000          1,202
Suzuki Motor Corp.                                        21,000            192
SXL Corp.                                                  2,000             14
Taisei Corp.                                             226,000          1,171
Taisho Pharmaceutical Co., Ltd.                            5,000            118
Taiyo Yuden Co.                                            5,000             70
Takara Standard Co.                                        2,000             17
Takashimaya Co.                                           58,000            696
Takeda Chemical Industries                                15,000            315
Takuma Co.                                                 6,000             66
Tanabe Seiyaku Co.                                         2,000             16
TDK Corp.                                                 22,000          1,434
Teijin, Ltd.                                             157,000            686
Teikoku Oil                                               13,000             71
Tekken Corp.                                               2,000             10
Terumo Corp.                                              10,000            136
Toagosei Co., Ltd.                                         5,000             18
Toda Corp.                                                54,000            410
Toho Co.                                                     300             43
Tohoku Electric Power                                      3,200             64
Tokai Bank                                                77,000            805
Tokai Carbon Co., Ltd.                                     4,000             16
Tokio Marine & Fire                                      142,000          1,336
Tokyo Broadcasting                                        64,000            978
Tokyo Dome Corp.                                           3,000             52
Tokyo Electric Co., Ltd. (a)                               8,000             30
Tokyo Electric Power                                      79,100          1,735
Tokyo Electronics                                          8,000            245
Tokyo Gas Co.                                              3,000              8
Tokyo Steel Manufacturing                                 25,000            356
Tokyo Style Co.                                            2,000             28
Tokyotokeiba Co.                                           6,000             19
Tokyu Construction                                        28,000             83
Tokyu Land Corp. (a)                                      10,000             35
Tonen Corp.                                                2,000             23
Toppan Printing                                           49,000            614
Torii Pharmaceutical Co., Ltd.                            12,200            237
Toshiba Corp.                                             57,000            358
Toshiba Tungaloy Co.                                       2,000              9
Tosoh Corp. (a)                                           90,000            309
Tostem Corp.                                               2,000             55
Toto, Ltd.                                                 3,000             34
Toyo Engineering Co.                                      70,000            313
Toyo Exterior Co.                                          1,000             15
Toyo Seikan Kaisha, Ltd.                                   2,000             48
Toyo Suisan Kaisha                                         2,000             20
Toyo Trust & Banking                                      50,000            404
Toyoda Automatic Loom                                      2,000             37
Toyota Motor Corp.                                       169,000          4,859
Tsubakimoto Chain                                         64,000            343
Tsumura & Co.                                              5,000             60
UBE Industries                                           225,000            637
Uni-Charm Corp.                                            1,000             25
Uniden Corp.                                               2,000             26
UNY Co., Ltd.                                             20,000            366
Ushio, Inc.                                                1,000             11
Victor Co. of Japan                                       23,000            228
Wacoal Corp.                                               1,000             11
West Japan Railway Co.                                       480          1,554
Yakult Honsha Co.                                          2,000             21
Yamaha Corp.                                               8,000            136


                                               International Securities Fund  71

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Yamaha Motor Co.                                          88,000     $      790
Yamaichi Securities Co.                                   61,000            271
Yamanouchi Pharmaceutical                                  7,000            144
Yamato Transport                                           7,000             73
Yamazaki Baking Co., Ltd.                                 27,000            431
Yasuda Fire & Marine
Insurance Co., Ltd. (The)                                150,000            780
Yasuda Trust & Banking (a)                                16,000             68
Yodogawa Steel Works, Ltd.                                 4,000             24
Yokogawa Bridge Works                                      1,000              9
Yokogawa Electric Co.                                      8,000             69
Yokohama Rubber Co.                                      175,000            814
Yoshitomi Pharmaceutical                                   2,000             16
Yurtec Corp.                                              11,550            157
                                                                     ----------

                                                                        190,535
                                                                     ----------

MALAYSIA - 2.2%
Affin Holdings Berhad                                    222,000            611
Amalgamated Steel Mills (a)                                8,000              6
AMMB Holdings Berhad                                      11,800             99
Aokam Perdana Berhad                                       8,000              9
Arab Malaysian Finance (Alien Market)                      9,000             50
Berjaya Group Berhad                                      33,000             28
Berjaya Industrial Berhad                                 32,000             25
Berjaya Leisure Berhad                                    19,000             29
Berjaya Sports                                           112,000            559
Carlsberg Brewery Malaysia Berhad                         83,000            615
Cement Industries                                          5,000             15
Commerce Asset Holdings                                   43,333            326
Edaran Otomobil                                           10,400            104
Ekran Berhad                                               6,000             25
Esso Malaysia Berhad                                       4,000             11
Genting Berhad                                            60,000            413
Golden Hope Plantation                                     4,000              6
Golden Hope Plantation Berhad                             11,000             19
Golden Plus Holdings                                      11,000             20
Guinness Anchor Berhad                                     4,000             10
Highlands & Lowlands                                      16,000             27
Hong Leong Industries Berhad                               4,000             14
Hong Leong Properties Berhad                              23,000             30
Hume Industries Berhad                                     2,000             13
IJM Corp. Berhad                                         109,000            257
IND Oxygen, Inc.                                         444,000            682
Innovest Berhad (a)                                        4,000             14
Jaya Tiasa Holdings Berhad                                 5,000             26
Kedah Cement Holdings Berhad                               9,000             18
Kemayan Corp. Berhad                                       8,000             11
Kian Joo Can Factory                                       2,000             11
Kuala Lumpur Kepong                                       10,000             25
Kumpulan Guthrie                                         102,800            182
Land & General Berhad                                     11,000             26
Landmarks Berhad                                           5,000              7
Leader Universal Holdings                                 17,000             36
Magnum CP Berhad                                          37,000             72
Malayan Cement Berhad                                      9,000             21
Malayan United Industries                                 27,000             20
Malaysia Mining Corp.                                     12,000             14
Malaysian Airline System                                  19,000             49
Malaysian Helicopter Services (a)                         11,000             13
Malaysian International Shipping Corp.
  (Alien Market)                                          27,000             80
Malaysian Oxygen                                           2,000             10
Malaysian Pacific                                          7,000             27
Malaysian Residential Corp.                               13,000             51
MBF Capital Berhad                                       201,000            326
MBF Holdings Berhad                                       42,000             19
Metroplex Berhad                                          19,000             23
Mulpha International Berhad (a)                           10,000              9
Multi Purpose Holding                                    267,000            518
Multi Purpose Holding Berhad Rights (a)                  258,000              1
Nestle Berhad                                              3,000             24
New Straits Times                                        175,000          1,012
O.Y.L. Industries Berhad                                   3,000             31
Oriental Holdings Berhad                                  19,000            129
Pan Malaysia Cement Works Berhad                          33,000             33
Perlis Plantations                                        18,000             56
Pernas International Hotels & Properties                  13,000             16
Perusahaan Otomobl                                        32,000            203
Petronas Dagangan 1999 Warrants (a)                      275,000            392
Petronas Dagangan Berhad                                  28,000             72
Petronas Gas Berhad                                        4,000             17
Pilecon Engineering Berhad                                11,000             13
Promet Berhad (a)                                          9,000              8
Public Bank Berhad (Alien Market)                         39,666             84
Renong Berhad                                            842,000          1,494
Resorts World Berhad                                     437,000          1,990
RJ Reynolds Berhad                                         4,000             11
Sarawak Enterprise Corp.                                  30,000             49
Shell Refining (Malaysia)                                  5,000             15
Sime Darby Berhad (Resident Shares)                      359,800          1,418
Sime UEP Properties Berhad                                80,000            205
Sungei Way Holdings Berhad                                 4,000             12
TA Enterprise Berhad                                       3,000              4
Tan Chong Motor Holdings                                  57,000             97
Tanjong PLC                                              102,000            408
Technical Resource Industries Berhad (a)                  99,000            195
Telekom Malaysia                                          14,000            125


72  International Securities Fund

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Tenaga Nasional                                          350,000     $    1,677
Time Engineering Berhad                                   82,000            152
Tractors Malaysia Holdings Berhad                          9,000             17
UMW Holdings Berhad                                       19,000             89
United Engineers Berhad                                  101,000            912
Westmont Industries Berhad                                 6,000             10
YTL Corporation Berhad                                    11,000             59
                                                                     ----------

                                                                         16,641
                                                                     ----------

MEXICO - 0.3%
Cemex SA de CV Class B NPV                                33,360            131
Cemex SA de CV NPV                                        67,657            244
Cifra SA de CV - ADR (a)                                 182,757            223
Compania Cervecerias Unidas SA - ADR                       2,702             43
Empresa Nacional de Electric - ADR                         7,939            123
Fomento Economico Mexicano SA de CV Series B NPV          21,157             73
Gruma SA  - ADR                                            2,230             54
Gruma SA Series B NPV (a)                                 27,127            166
Grupo Financiero Banamex AC Series B NPV (a)              76,168            161
Grupo Financiero Banamex AC Series L NPV (a)               3,238              6
Grupo Financiero Bancomer SA - ADR Class B (a)               520              4
Grupo Industrial Maseca Series B NPV                     148,656            189
Grupo Modelo SA Series C                                  22,110            128
Grupo Television SA de CV - GDR (a)                        2,156             55
Kimberly-Clark, Mexico Class A NPV                         8,490            168
Panamerican Beverages, Inc. Class A                        4,754            223
Telefonos de Mexico SA Series L - ADR                     13,675            451
                                                                     ----------

                                                                          2,442
                                                                     ----------

NETHERLANDS - 4.3%
ABN AMRO Holdings NV                                      10,310            671
Aegon NV                                                  17,000          1,084
Ahold NV                                                   8,733            546
AKZO Nobel NV                                              1,315            180
Bols Wessanen CVA                                          3,100             57
Boskalis Westminster CVA                                  14,380            291
Cap Gemini NV                                                200              6
CSM NV CVA                                                11,452            637
DSM NV (BR)                                                6,770            668
Elsevier NV                                              175,064          2,961
Fortis Amev NV                                            16,547            580
Getronics NV                                               2,500             68
Gist-Brocades NV CVA                                         800             25
Hagemeyer NV                                               2,708            217
ING Groep NV                                             109,166          3,933
Internatio-Muller NV                                         500             13
KLM                                                        1,800             51
KNP BT (Kon) NV                                            2,250             49
Koninklijke Bijenkorf Beheer                               5,000            361
Moeara Enim Petroleum NPV                                     37            707
N.V. Holdingmaatschappij De Telegraaf                      1,400             29
Nedlloyd Groep NV                                         24,300            667
Nutricia Verenigde Bedrijven CVA                           2,354            358
Otra NV                                                    2,860             49
Pakhoed Kon NV CVA (a)                                       500             16
Philips Electronics                                       25,660          1,040
Pirelli Tyre Holding NV (a)                                1,100             11
Polygram                                                  27,003          1,376
Royal Dutch Petroleum Co. (BR)                            32,007          5,615
Royal PTT Nederland NV                                    21,427            818
Unilever NV CVA                                           13,100          2,319
Verenigde Nederlandse
  Uitgeversbedrijven Verenigd Bezit                      150,772          3,152
Volmac Software Groep                                        400             12
Wolters Kluwer CVA                                        26,360          3,504
                                                                     ----------

                                                                         32,071
                                                                     ----------

NEW ZEALAND - 0.3%
Air New Zealand Class B                                  105,142            285
Carter Holt Harvey                                        28,355             64
DB Group, Ltd.                                            54,000             37
Fernz Corp.                                               16,900             58
Fletcher Challenge Building (a)                           69,309            213
Fletcher Challenge Energy (a)                             11,309             33
Fletcher Challenge Paper (a)                             133,619            275
Fletcher Challenge, Ltd. (Forests Division)              107,307            180
Lion Nathan, Ltd.                                        188,956            453
Telecom Corp. of New Zealand                              70,600            360
Trans Tasman Properties, Ltd. NPV                        123,236             69
Wrightson Limited                                        150,000            131
                                                                     ----------

                                                                          2,158
                                                                     ----------

NORWAY - 0.9%
Bergesen DY AS Series A                                    3,510             85
Den Norske Creditbank AS                                  60,000            227
Kvaerner Industries AS Series B                            7,200            310
Norsk Hydro AS                                            60,254          3,226
Nycomed ASA Series B (a)                                   8,000            122
Olav Thon Eiendomsselskap AS                              18,300            437
Orkla AS                                                  12,511            864


                                               International Securities Fund  73

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Saga Petroleum AS Series B                                 6,610     $      103
Schibsted AS                                              31,100            567
UNI Storebrand AS Series A (a)                            76,000            436
Veidekke AS                                                8,100            258
                                                                     ----------

                                                                          6,635
                                                                     ----------

PANAMA - 0.0%
Banco Latinoamericano de Exportaciones SA Class E          1,435             73
                                                                     ----------

                                                                             73
                                                                     ----------

PERU - 0.0%
Telefonica Del Peru SA Class B - ADR                       2,398             45
                                                                     ----------

                                                                             45
                                                                     ----------

PHILIPPINES - 0.0%
Enron Global Power & Pipelines L.L.C.                      1,849             50
                                                                     ----------

                                                                             50
                                                                     ----------

PORTUGAL - 0.1%
Jeronimo Martins SGPS                                      6,796            351
Jeronimo Martins SGPA (units)                              1,132             60
Jeronimo Martins SGPA New (a)                              4,530            210
Jeronimo Martins SGPA Rights (a)                           6,796            110
                                                                     ----------

                                                                            731
                                                                     ----------

RUSSIA - 0.0%
Gazprom - ADR (a)                                          1,140             20
                                                                     ----------

                                                                             20
                                                                     ----------

SINGAPORE - 1.9%
City Developments                                        171,000          1,540
DBS Land                                                  69,000            254
Development Bank of Singapore, Ltd. (Alien Market)       145,000          1,959
Far East Levingston                                       16,000             83
Fraser & Neave                                           109,400          1,126
Haw Par Brothers International, Ltd.
  2001 Warrants (a)                                       10,530             10
Jardine Matheson Holdings, Ltd.                           96,604            638
Jardine Strategic Holdings, Ltd.                         399,361          1,446
Jardine Strategic Holdings, Ltd. 1998 Warrants (a)        17,817              7
Keppel Corp.                                             188,000          1,464
Lum Chang Holdings                                           800              1
Mandarin Oriental International, Ltd. (a)                402,882            568
Overseas Chinese Banking (Alien Market)(a)                51,500            640
Overseas Union Bank (Alien Market)                        71,000            548
Singapore Airlines, Ltd. (Alien Market)                   64,000            581
Singapore Land                                            97,000            537
Singapore Press Holdings (Alien Market)                   47,760            942
Singapore Telecommunications, Ltd.                       146,000            344
Straits Trading Co.                                      125,000            304
Total Access Communication, Ltd.                           7,000             48
United Industrial Corp., Ltd.                            641,000            541
United Overseas Bank, Ltd. (Alien Market)                 57,866            645
United Overseas Bank, Ltd. 1997 Warrants (a)              15,866             56
United Overseas Land 2001 Warrants (a)                       900              1
                                                                     ----------

                                                                         14,283
                                                                     ----------

SOUTH KOREA - 0.2%
Bank of Seoul (a)                                          4,000             20
Cho Hung Bank                                             15,900            124
Hanil Bank                                                11,000             76
Hanil Securities Co. (a)                                   6,600             48
Kookmin Bank                                               7,994            111
Korea Electric Power Corp.                                 8,800            256
Pohang Iron & Steel                                        4,810            208
Samsung Electronics Co. - GDR                                566             23
Samsung Electronics Co., Ltd. (a)                            600             31
Samsung Electronics, Ltd.                                  2,603            140
Samsung Electronics, Ltd. - GDS                            7,020            130
Samsung Electronics, Ltd. - GDR (a)                          170              7
Samsung Fire & Marine Insurance                               45             17
Shin Han Bank                                              3,330             45
Yukong, Ltd.                                               4,511             85
                                                                     ----------

                                                                          1,321
                                                                     ----------

SPAIN - 2.5%
Acerinox SA                                                3,500            506
Argentaria                                                 4,439            199
Banco Bilbao Vizcaya (Regd)                               18,436            996
Banco Central Hispano Americano SA (Regd)                 46,700          1,200
Banco de Santander SA (Regd)                               7,859            503
Banco Intercontinental (Regd)                              4,955            768
Banco Pastor SA                                            3,000            192
Banco Popular Espanol (Regd)                               8,629          1,695
Bodegas y Bebidas Series III (BR)                          2,075             54


74  International Securities Fund

International Securities Fund

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Ceneral de Aguas D'Barcelona                               1,890     $       79
Centros Comerciales Continente SA                          2,930             60
Centros Commerciales Pryca                                23,116            490
Corp. Fin. Reunida (a)                                   150,000            492
Ebro Agricolas                                             1,200             21
Empresa Nacional de Electricidad                          20,842          1,483
Fom Construction y Contra                                    793             74
Fuerzas Electricat Series A                               15,180            150
Gas Natural SDG SA                                         2,339            544
Hidroelectrica Cantabrico                                 26,500          1,011
Iberdrola SA                                             239,913          3,400
Koipe SA                                                   1,212             68
Obrascon SA                                                8,000             77
Prosegur CIA de Seguridad SA (Regd)                       40,000            370
Repsol SA                                                 34,459          1,322
Sociedad General Azucarera de Espana SA de CV              5,471            287
Tabacalera SA Series A (Regd)                             14,300            616
Tableros de Fibras Series B                               12,534            129
Telefonica de Espana                                      78,691          1,827
Viscofan Envoltura                                        20,000            293
                                                                     ----------

                                                                         18,906
                                                                     ----------

SWEDEN - 3.8%
Asea AB Series A                                           2,560            289
AssiDoman AB                                               1,338             37
Astra AB Series A                                        141,544          6,994
Astra AB Series B                                         51,270          2,473
Atlas Copco AB Series B                                   14,740            359
Avesta-Sheffield                                          25,500            275
Bilspedition Transportation & Log Series B (a)            16,900             58
BT Industries AB                                          30,000            559
Celsius Industrier AB Series B (a)                         2,982             47
Custos AB Series B                                           600             13
Diligentia AB (a)                                         18,370            290
Electrolux AB Series B                                    18,140          1,053
Esselte AB Series A Free                                   1,928             44
Esselte AB Series B                                        4,590            102
Euroc Industri AB Series A Free                            1,218             45
Hennes & Mauritz AB Series B                               6,400            886
Hoganas AB B Shares                                       14,000            491
Incentive AB Series A Free                                   545             40
Industrivarden AB Series A                                   561             26
Kinnevik Investment Series B                              22,800            629
Marieberg Tidnings Series A                                3,300             81
Mo Och Domsjo AB Series B                                 13,300            374
Munksjo AB                                                40,900            414
Nordbanken AB                                             11,400            345
OM Gruppen AB                                             21,000            631
Sandvik AB Series B                                       15,050            408
Scribona AB Series B Free                                  3,060             34
Skand Enskilda Barken Series A                           217,080          2,228
Skandia Group Foersakerings Free                          46,410          1,313
Skanska AB Series B                                       25,152          1,112
SKF AB Series A Free                                      29,800            684
SKF AB Series B Free                                       2,400             57
Sparbanken Sverige AB Series A                             8,300            142
SSAB Svenskt Stal AB Series B                              2,600             43
Stadshypotek AB Series A                                  21,200            581
Stena Line AB Series B                                     4,523             20
Stora Kopparbergs Series A                                22,650            312
Stora Kopparbergs Series B                                16,400            224
Svenska Celluosa Series B Free                            48,700            989
Svenska Handelsbank Series A                               9,700            279
Svenskt Staal AB Series A                                  6,500            108
Telefonaktiebolaget Ericsson (LM) Series B                65,560          2,028
Trelleborg AB Series B Free                               41,600            552
Trygg Hansa SPP Series B Free                              4,349             82
Volvo AB Series B                                         31,900            704
                                                                     ----------

                                                                         28,455
                                                                     ----------

SWITZERLAND - 4.0%
Adia SA (a)                                                2,052            515
Alusuisse Lonza Holdings (Regd)                              280            223
Baer Holdings AG (BR)                                        210            220
Baloise Holdings (Regd)                                       95            191
BBC Brown Boveri (BR)                                        759            944
Bil GT Gruppe AG                                             580            297
CS Holdings (Regd)                                        15,570          1,599
Fischer (Georg) AG (BR)                                    1,083          1,125
Helvetia Patria Holding Co. (Regd)(a)                        200             82
Hilti AG                                                     175            112
Holderbank Financiere Glarus AG (BR)                         340            243
Lion Corp. 1999 Warrants (a)                                 500             50
Nestle SA (Regd)                                           2,345          2,518
Novartis AG (Regd)(a)                                      7,360          8,429
Phoenix Mecano (BR)                                          500            261
Publicitas Holdings SA - (Regd)                            1,000            172
Richemont Series A (BR)                                      200            281
Roche Holdings Genusscheine AG NPV                           563          4,381
Sarna Kunststoff Holdings AG (Regd)                          200            189
Schweiz Bankgesellsch (BR)                                   840            736
Schweiz Bankverein (Regd)                                 12,673          2,410
Schweiz Ruckversicher (Regd)                               1,757          1,876
SGS Holding (BR)                                             450          1,106


                                               International Securities Fund  75

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

SGS Holding (Regd)                                            20     $        9
SMH AG Neuenburg (BR)                                        196            121
SMH AG Neuenburg (Regd)                                    3,300            471
Winterthur (Regd)                                            560            324
Zurich Versicherungsgesellschaft (Regd)                    3,325            924
                                                                     ----------

                                                                         29,809
                                                                     ----------

THAILAND - 0.1%
Advanced Information Services (Alien Market)               9,600             80
Bangkok Bank (Alien Market)                               19,200            186
Siam Cement Co. (Alien Market)                             2,100             66
Siam Commercial Bank PLC (Alien Market)                   14,800            107
Thai Farmers Bank (Alien Market)                          13,900             87
                                                                     ----------

                                                                            526
                                                                     ----------

UNITED KINGDOM - 16.6%
3i Group PLC                                               2,000             17
Abbey National PLC                                       226,600          2,966
Airtours PLC                                              60,000            833
Allied Colloids PLC                                      232,700            480
Allied Colloids Rights (a)                                52,485              2
Allied Lyons                                             168,300          1,321
Amec PLC                                                  39,700             63
Amersham International PLC                                24,050            474
Amstrad PLC                                               18,200             46
Anglian Water PLC                                          9,900            100
Argos PLC                                                 54,133            711
Argyll Group PLC                                         125,737            868
Arjo, Wiggins, Appleton Co. PLC                           18,200             56
ASDA-MFI Group PLC                                       643,400          1,356
Associated British Foods PLC                               5,700             47
Associated British Ports PLC                              95,000            465
Astec (BSR) PLC                                            4,600             12
B.A.T. Industries PLC                                    140,000          1,161
Bank of Scotland Governor & Co. PLC                       20,500            108
Barclays Bank PLC                                         61,810          1,059
Barratt Development PLC                                   22,260             96
BASS PLC                                                     490              7
BBA Group PLC                                              9,600             58
Beazer Homes PLC                                          19,000             63
Berisford PLC                                            400,000            973
BICC PLC                                                   3,663             17
Blue Circle Industries PLC                                30,700            188
BOC Group PLC                                             14,000            210
Booker PLC                                                 7,900             54
Britannic Assurance PLC                                   70,000            863
British Aerospace PLC                                     61,805          1,353
British Airways PLC                                       82,358            856
British Gas PLC                                          525,600          2,017
British Land Co. PLC                                       1,200             11
British Petroleum Co. PLC                                632,527          7,586
British Steel PLC                                         96,900            266
British Telecom PLC                                      175,060          1,185
BTR PLC                                                  179,000            874
Bunzl PLC                                                 22,224             89
Burton Group PLC                                         180,893            487
Cable & Wireless PLC                                      89,000            744
Cadbury Schweppes PLC                                    488,865          4,129
Calor Group PLC                                            6,700             34
Caradon PLC                                              134,416            553
Carlton Communications PLC                                 9,600             84
Charter PLC (Regd)                                         3,116             40
Christian Salvesen PLC                                     1,000              5
Chubb Security PLC                                        96,100            536
Coats Viyella PLC                                        126,558            290
Compass Group PLC                                         62,000            659
Cookson Group PLC                                         26,100            106
Cordiant PLC (a)                                           7,000             12
Costain Group PLC (a)                                      6,800              5
Courtaulds PLC                                             3,700             25
Courtaulds Textile Co. PLC                                 9,900             38
Cowie Group PLC                                          130,416            905
Dalgety PLC                                              116,500            724
Dawson International PLC                                  34,000             34
Delta PLC                                                  1,900             12
Devro International PLC                                   85,000            392
Dixon Group PLC                                           12,800            119
E D & F Man Group PLC                                    110,000            330
East Midlands Electricity PLC                             24,380            277
Electrocomponents PLC                                     40,100            317
English China Clay PLC                                    35,229            115
Enterprise Oil PLC                                        15,900            176
Eurotunnel PLC/Euro SA Units (Regd)(a)                    98,900            136
First Leisure Corp. PLC                                   85,000            491
FKI Babcock PLC                                           13,200             46
FR Group PLC                                               1,300             14
General Accident PLC                                       8,100            106
General Cable PLC (a)                                     60,800            203
General Electric Co. PLC                                 251,400          1,650
GKN PLC                                                    9,000            154
Glaxo Wellcome PLC                                       228,528          3,719
Glynwed International PLC                                119,700            689
Granada Group PLC                                         56,340            833
Grand Metropolitan PLC                                   200,071          1,570
Great Portland Estates PLC                                   320              1
Great University Stores PLC                               46,930            493


76  International Securities Fund

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Greenalls Group PLC                                       34,330     $      346
Greycoat PLC                                               3,000              8
Guardian Royal Exchange PLC                              203,600            971
Guinness PLC                                             186,000          1,463
Hambros PLC                                                2,100              8
Hammerson Property PLC                                     2,019             14
Hanson PLC                                               131,691            185
Harrison & Crosfield PLC                                  26,370             60
Hazelwood Foods PLC                                       12,900             24
Heywood Williams Group PLC                                21,041             86
Hillsdown Holdings PLC                                   372,051          1,275
HSBC Holdings                                             11,660            254
HSBC Holdings PLC                                         82,500          1,844
Huntingdon International Holdings PLC - ADR (a)           41,600            302
Hyder PLC                                                134,450          1,718
Imperial Chemical Industries PLC                           1,340             18
Imperial Tobacco Group PLC (a)                            13,169             85
Inchcape PLC                                              30,827            143
Invesco Funding LLC (Units)(a)                            43,800            194
Invesco PLC                                              219,000            972
Kingfisher PLC                                           208,842          2,254
Kwik Save Group PLC                                        3,240             18
Ladbroke Group, Ltd. PLC                                 672,825          2,674
Laing (John) PLC                                           4,900             23
Laing (John) PLC Class A NV                               43,000            205
Laporte PLC                                                  600              7
LASMO PLC                                                162,600            655
Laura Ashley Holdings PLC                                  7,300             21
Legal & General Group PLC                                 56,300            359
Lex Service Group, Ltd. PLC                               13,500             73
London Clubs International                               110,000            573
London Electricity PLC                                    36,942            431
London International Group PLC                            21,400             60
Lonrho PLC                                               210,805            451
LucasVarity PLC (a)                                      353,464          1,350
Manchester United PLC                                     60,000            689
Marley, Ltd. PLC                                          36,016             77
Meggitt PLC                                               12,700             22
MEPC PLC                                                  86,800            645
Mercury Asset Management Group PLC                         3,780             80
Meyer International PLC                                   10,800             67
MFI Furniture Group PLC                                   18,600             59
Mirror Group News PLC                                     66,500            245
National Grid Group PLC                                  198,700            664
National Power PLC                                        86,800            726
National Westminster Bank PLC                            171,000          2,010
Next PLC                                                  15,400            150
NFC PLC                                                   11,400             36
Norcros PLC (a)                                           45,100             70
North West Water PLC                                      48,200            511
Northern Electric PLC                                      4,200             47
Northern Foods PLC                                         7,000             24
Ocean Group PLC                                            4,810             40
Orange PLC (a)                                           442,503          1,433
Pen & Orient DFD PLC                                      97,900            991
Pilkington Brothers PLC                                  243,671            660
Powell Duffryn PLC                                         1,800             12
Powergen PLC                                              16,222            159
Premier Farnell PLC                                        3,200             41
Provident Financial PLC                                   73,140            628
Racal Electronics PLC                                    235,300          1,032
Railtrack Group PLC (Regd)                               100,000            661
Rank Group PLC                                           201,500          1,512
Reckitt & Colman PLC                                      15,068            187
Redland PLC                                               17,527            111
Reed International PLC                                    80,940          1,523
Rentokil Group PLC                                        45,300            341
Reuter's Holdings PLC                                    123,500          1,588
Rexam PLC                                                 35,000            217
RMC Group PLC                                             29,000            497
Rolls-Royce PLC                                          362,838          1,598
Royal Bank of Scotland Group PLC                         109,200          1,051
RTZ Corp. PLC (Regd)                                     113,300          1,821
Sainsbury (J.) PLC                                       122,895            815
Schroders, Ltd. PLC                                          170              4
Scottish Hydro-Electric PLC                                3,700             21
Scottish Power PLC                                       194,176          1,168
Sears PLC                                              1,007,000          1,622
Sevren Trent Water PLC                                    15,000            172
Shell Transportation & Trading PLC (Regd)                161,160          2,794
Siebe PLC                                                 16,190            301
Signet Group PLC (a)                                      69,000             35
Simon Engineering PLC                                     34,929             23
Slough Estates PLC                                         5,090             24
Smith & Nephew PLC                                         5,824             18
Smith (David S.) Holdings PLC                             65,500            350
Smith (WH) Group PLC Class A                               2,300             17
SmithKline Beecham PLC                                   295,870          4,096
Smiths Industries PLC                                      2,710             37
South West Water PLC                                       3,300             34
Southern Electric PLC                                      3,000             41
Stagecoach Holdings PLC                                   89,166          1,069
Standard Chartered Bank Group PLC                         38,890            478
Storehouse PLC                                            22,764            101
Sun Alliance Group PLC                                     1,156              9
T & N PLC                                                339,148          1,011
Tarmac, Ltd. PLC                                         540,690            912


                                               International Securities Fund  77

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Tate & Lyle, Ltd. PLC                                      4,200     $       34
Taylor Woodrow PLC                                       301,600            785
Tesco Store Holdings PLC                                 208,600          1,265
Thames Water PLC                                           5,100             53
Thorn EMI PLC                                             52,000          1,229
Thorn PLC (a)                                            100,000            433
TI Group PLC                                               3,900             39
Tomkins PLC                                              363,770          1,683
Transport Development Group PLC                            8,600             28
Trinity Holdings PLC                                      80,000            386
TSB Group PLC                                            205,820          1,520
Unigate, Ltd. PLC                                          3,900             28
Unilever PLC                                               8,920            216
United Biscuits PLC                                       51,061            185
United Newspaper, Ltd. PLC                                81,200            970
Vendome PLC                                               61,100            556
Vickers, Ltd. PLC                                          6,700             29
Vodafone Group PLC                                       864,006          3,656
Waste Management International PLC (a)                    20,700             85
Wessex Water PLC                                           6,900             44
Whitbread & Co. PLC                                       53,460            721
Willis Corroon Group PLC                                   4,800             12
Wilson Connolly Holdings PLC                              22,700             65
Wimpey (George), Ltd. PLC                                 85,647            183
Wolseley PLC                                               1,186              9
WPP Group PLC                                            170,000            737
Yorkshire Electricity Group PLC                            1,400             19
Yorkshire Water PLC                                        2,900             35
Zeneca Group PLC                                          61,750          1,739
                                                                     ----------

                                                                        123,409
                                                                     ----------

UNITED STATES - 0.0%
Millennium Chemicals, Inc. (a)                                81              1
                                                                     ----------

                                                                              1
                                                                     ----------

VENEZUELA - 0.0%
CIA Anon Nacional Telefonos
  de Venezuela - ADR Class D (a)                           2,960             83
                                                                     ----------

                                                                             83
                                                                     ----------

TOTAL COMMON STOCKS
(cost $590,990)                                                         667,941
                                                                     ----------
Preferred Stocks - 1.4%
Australia - 0.3%
News Corp., Ltd.                                         205,500            914
Sydney Harbour Casino Holdings, Ltd. (a)                 789,053          1,217
                                                                     ----------

                                                                          2,131
                                                                     ----------

AUSTRIA - 0.0%
Bau Holdings AG                                            1,500             75
Z Landerbank Bank Austria AG                                 169              6
                                                                     ----------

                                                                             81
                                                                     ----------

Brazil - 0.3%
Banco Bradesco SA NPV                                 41,426,228            300
Banco Itau SA (Regd)                                     253,000            110
Brahma (Cia Cervej) NPV                                  379,465            207
Brasmotor SA NPV                                         445,000            124
CEMIG SA                                               4,668,942            159
Cim Port Itau (Cia)                                      313,600            110
Companhia Energetica de Sao Paulo - ADR (Regd)(a)          3,600             42
Coteminas (Cia Tec) NPV                                  312,000            100
Lojas Americanas NPV                                   4,389,000             58
Petroleo Brasileiro SA NPV                             1,081,486            172
Telecomunicacoes Brasileiras NPV                       3,876,068            298
Telecomunicacoes de Minas Gerais Class B NPV             660,000             82
Telecomunicacoes do Rio de Janeiro SA NPV (a)            621,000             79
TELESP NPV                                             1,441,094            312
Uniao de Bancos Brasileiros NPV                        6,974,000            227
Usiminas Uni Sd Mg NPV                               154,000,000            157
                                                                     ----------

                                                                          2,537
                                                                     ----------
Finland - 0.1%
Nokia AB Series A                                         11,244            652
                                                                     ----------

                                                                            652
                                                                     ----------

FRANCE - 0.0%
Casino Guichard Perrach                                      400             15
Ciments Francais Series B                                    420             13
                                                                     ----------

                                                                             28
                                                                     ----------

GERMANY - 0.6%
Bayer Motoren Werk                                           600            288
Fielmann AG                                                2,271             71
Fresenius AG                                                  50             10


78  International Securities Fund

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

GEA AG                                                       460     $      145
Henkel KGAA                                                1,150             58
Hornbach Holding AG                                        2,150            154
Jungheinrich                                                 900            102
Krones AG NV                                               1,147            416
M.A.N. AG                                                  1,650            331
Porsche AG (a)                                               700            619
RWE AG (a)                                                20,800            703
SAP AG                                                     4,395            614
Volkswagen AG                                              2,930            941
                                                                     ----------

                                                                          4,452
                                                                     ----------

ITALY - 0.1%
Autostrade Conc. SPA                                      86,600            170
Instituto Financiaro Industriale SPA                      40,600            454
                                                                     ----------

                                                                            624
                                                                     ----------

NETHERLANDS - 0.0%
International Nederlanden CVA                              2,274             12
                                                                     ----------

                                                                             12
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $9,230)                                                            10,517
                                                                     ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                        (000)
                                                      ----------

LONG-TERM INVESTMENTS - 0.9%
BELGIUM - 0.0%
Kredietbank (conv.)
    5.750% due 12/31/03                         BEF           15             49
                                                                     ----------

                                                                             49
                                                                     ----------

FRANCE - 0.0%
Michelin (Cie Gle)(conv.)
    2.500% due 01/01/01                         FRF          191            112
                                                                     ----------

                                                                            112
                                                                     ----------

ITALY - 0.0%
Danieli & Co.
    7.250% due 01/01/00                         ITL       16,752             11
Italy, Republic of (conv.)
    6.500% due 06/28/01                                  165,000            111
                                                                     ----------

                                                                            122
                                                                     ----------

JAPAN - 0.7%
Bank of Tokyo - Cayman Finance, Ltd.
    4.250% due 03/31/49                         JPY      230,000          2,547
Daido Hoxan, Inc. (conv.)
    1.600% due 03/29/02                                   60,000            515
Hitachi, Ltd. (conv.)
    2.700% due 03/31/97                                   40,000            449
Ricoh Co., Ltd. (conv.)
    1.500% due 03/29/02                                   33,000            381
Yamanouchi Pharmaceutical (conv.)
    1.250% due 03/31/14                                   60,000            619
Yamato Transport Co., Ltd. (conv.)
    3.900% due 03/30/01                                   21,000            232
                                                                     ----------

                                                                          4,743
                                                                     ----------

MALAYSIA - 0.1%
Commerce Asset Holdings (conv.)
    1.750% due 09/26/04                         USD          470            637
Renong Berhad
    4.000% due 05/22/01                         MYR           45             19
                                                                     ----------

                                                                            656
                                                                     ----------

SWITZERLAND - 0.1%
Sandoz Capital (conv.)
    1.250% due 10/23/02                         CHF          650            723
                                                                     ----------

                                                                            723
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $6,467)                                                             6,405
                                                                     ----------


                                               International Securities Fund  79

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT            VALUE
                                                        (000)         (000)
                                                      ----------     ----------

SHORT-TERM INVESTMENTS - 6.2%
UNITED STATES - 6.2%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)                $   38,910     $   38,910
United States Treasury Bills (b)(c)(d)
    4.750% due 02/06/97                                    1,000            995
    5.060% due 02/06/97                                    6,150          6,119
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $46,024)                                                           46,024
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $652,711)(e) - 98.2%                                   730,887

OTHER ASSETS AND LIABILITIES, NET - 1.8%                                 13,351
                                                                     ----------

NET ASSETS - 100.0%                                                  $  744,238
                                                                     ----------
                                                                     ----------


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) Held as collateral by the custodian in connection with futures purchased by the Fund.
(d)  Rate noted is yield-to-maturity (unaudited).
(e)  See Note 2 for federal income tax information.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
NPV - No Par Value
NV - Nonvoting
PLC - Public Limited Company
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

FOREIGN CURRENCY ABBREVIATIONS:
AUD - Australian dollar            ITL - Italian lira
BEF - Belgian franc                JPY - Japanese yen
CAD - Canadian dollar              MYR - Malaysian ringgit
CHF - Swiss franc                  NLG - Dutch guilder
DEM - German mark                  NZD - New Zealand dollar
FRF - French franc                 SEK - Swedish krona
GBP - British pound                SGD - Singapore dollar
HKD - Hong Kong dollar             USD - U.S. dollar


        The accompanying notes are an integral part of the financial statements.


80  International Securities Fund

INTERNATIONAL SECURITIES FUND

December 31, 1996

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                      ----------  --------------

FUTURES CONTRACTS
(Notes 2 and 3)

FTSE - 100 Index
  Futures Contracts (UK)
  expiration date 03/97                                       94     $      564
TOPIX Index
  Futures Contracts (Japan)
  expiration date 03/97                                      189         (1,097)
                                                                     ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                                 $(533)
                                                                     ----------
                                                                     ----------

(#) At December 31, 1996, United States Treasury Bills valued at $7,114 were held as collateral by the custodian in connection with futures contracts purchased by the Fund.


                                                         % OF          MARKET
                                                         NET           VALUE
INDUSTRY DIVERSIFICATION                                ASSETS         (000)
------------------------                              ----------     ----------

Basic Industries                                          8.3%       $   61,922
Capital Goods                                             8.1            60,226
Consumer Basics                                          11.8            87,780
Consumer Durable Goods                                    6.8            50,753
Consumer Non-Durables                                     6.0            44,331
Consumer Services                                         2.4            18,041
Energy                                                    5.8            43,129
Finance                                                  14.8           109,758
General Business                                          5.5            41,071
Miscellaneous                                             6.2            46,970
Shelter                                                   2.4            17,643
Technology                                                3.5            26,405
Transportation                                            1.3             9,712
Utilities                                                 8.2            60,717
Long-Term Investments                                     0.9             6,405
Short-Term Investments                                    6.2            46,024
                                                      ----------     ----------
Total Investments                                        98.2           730,887
Other Assets and Liabilities, Net                         1.8            13,351
                                                      ----------     ----------

NET ASSETS                                              100.0%       $  744,238
                                                      ----------     ----------
                                                      ----------     ----------


                                                         % OF          MARKET
                                                         NET           VALUE
GEOGRAPHIC DIVERSIFICATION                              ASSETS         (000)
--------------------------                            ----------    -----------

Europe                                                   33.6%      $   249,888
Japan                                                    26.2           195,278
United Kingdom                                           16.6           123,409
Pacific Basin                                            12.4            92,270
Latin America                                             1.2             9,241
United States (Short-Term Investments)                    6.2            46,024
Other                                                     2.0            14,777
                                                      ----------     ----------
Total Investments                                        98.2           730,887
Other Assets and Liabilities, Net                         1.8            13,351
                                                      ----------     ----------

NET ASSETS                                              100.0%       $  744,238
                                                      ----------     ----------
                                                      ----------     ----------


         The accompanying notes are an integral part of the financial statments.


                                               International Securities Fund  81

INTERNATIONAL SECURITIES FUND

FOREIGN CURRENCY EXCHANGE CONTRACTS (NOTE 2)

December 31, 1996


FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                              UNREALIZED
 CONTRACTS TO        IN EXCHANGE                             APPRECIATION
   DELIVER               FOR             SETTLEMENT         (DEPRECIATION)
    (000)               (000)               DATE                (000)
-------------       -------------       -------------       --------------
USD        84       AUD       106         01/07/97          $           --
USD       310       DEM       483         01/03/97                       3
USD       282       NLG       492         01/06/97                       3
USD       549       SEK     3,771         01/03/97                       4
AUD        54       USD        43         01/03/97                      --
CAD         2       USD         1         01/03/97                      --
DEM       143       USD        92         01/03/97                      (1)
ITL   300,000       USD       198         01/03/97                      --
JPY     9,050       USD        78         01/06/97                      --
JPY       827       USD         7         01/06/97                      --
NLG       896       USD       512         01/02/97                      (6)
NLG       228       USD       131         01/03/97                      (1)
NZD        67       USD        47         01/03/97                      --
                                                            --------------
                                                            $            2
                                                            --------------
                                                            --------------


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                              UNREALIZED
 CONTRACTS TO        IN EXCHANGE                             APPRECIATION
   DELIVER               FOR             SETTLEMENT         (DEPRECIATION)
    (000)               (000)               DATE                (000)
-------------       -------------       -------------       --------------
USD       174       FRF       897         02/07/97          $           (1)
USD    15,018       GBP     9,000         03/27/97                     369
USD    26,789       JPY 3,000,000         03/28/97                    (563)
USD       150       NZD       219         02/07/97                       5
USD       225       SGD       357         02/06/97                      31
USD       331       AUD       418         03/07/97                      (1)
USD     2,274       GBP     1,500         02/03/97                     294
USD     2,327       GBP     1,500         02/03/97                     241
USD       234       NZD       339         03/07/97                       4
USD        86       SGD       120         03/07/97                      --
AUD       253       USD       200         02/07/97                      (1)
BEF     4,783       USD       155         02/07/97                       4
CHF     3,438       USD     2,640         03/19/97                      50
DEM    10,310       USD     6,706         03/19/97                     (28)
FRF    34,688       USD     6,675         03/19/97                     (42)
GBP       111       USD       174         02/07/97                     (17)
HKD    34,841       USD     4,504         03/03/97                      (1)
HKD     4,456       USD       576         03/07/97                      --
NZD       948       USD       660         03/07/97                      (7)
SGD       524       USD       372         03/07/97                      (4)
AUD       440       USD       347         03/07/97                      (2)
GBP     1,500       USD     2,243         02/03/97                    (325)
GBP     1,500       USD     2,242         02/03/97                    (325)
                                                            --------------
                                                            $         (319)
                                                            --------------
                                                            --------------


        The accompanying notes are an integral part of the financial statements.


82  International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996

ASSETS
Investments at market (identified cost $652,710,617)(Note 2) . . . . . . . . . . . . . . . . . . . .     $   730,887,423
Foreign currency holdings (identified cost $10,210,649). . . . . . . . . . . . . . . . . . . . . . .          10,168,860
Forward foreign currency exchange contracts (cost $75,102,327)(Note 2) . . . . . . . . . . . . . . .          75,481,583
Foreign currency exchange spot contracts (cost $2,334,830)(Note 2) . . . . . . . . . . . . . . . . .           2,345,573
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             965,714
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             595,252
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,143,079
  Foreign taxes recoverable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             723,744
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . . . . . . . . . .               4,486
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              31,087
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         826,346,801

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     2,395,055
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             368,143
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             698,813
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .             502,063
Forward foreign currency exchange contracts
  (cost $75,102,327)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . . .          75,800,826
Foreign currency exchange spot contracts
  (Cost $2,334,830)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . .           2,343,717
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          82,108,617
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   744,238,184
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . .     $    (2,203,735)
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,621,647
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          78,176,806
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (532,882)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (361,701)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             127,275
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         663,410,774
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   744,238,184
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share:
  Class S ($743,615,450 divided by 12,716,807 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . .          $58.48
                                                                                                         ---------------
                                                                                                         ---------------
  Class C ($622,734 divided by 10,651 shares of $.01 par value ,
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . .          $58.47
                                                                                                         ---------------
                                                                                                         ---------------


The accompanying notes are an integral part of the financial statements.


                                               International Securities Fund  83

INTERNATIONAL SECURITIES FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996

INVESTMENT INCOME
Income:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    14,247,570
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,110,565
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             520,537
  Less foreign taxes withheld. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,790,188)
                                                                                                         ---------------

    Total income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          15,088,484

Expenses (notes 12 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     6,497,848
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,719,499
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             401,201
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              47,901
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .             178,522
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,746
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              53,053
  Registration fees
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              48,767
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  49
  Distribution fees - Class C. . . . . . . . . . . . . . . . . . . . . . . . . .                 326
  Shareholder servicing fees - Class C . . . . . . . . . . . . . . . . . . . . .                 204
                                                                                     ---------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . .           8,952,116
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . .             (58,461)
                                                                                     ---------------

    Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,893,655
                                                                                                         ---------------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,194,829
                                                                                                         ---------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          23,576,000
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             124,670
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . .            (524,083)         23,176,587
                                                                                     ---------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          22,138,352
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (964,713)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . .            (865,138)         20,308,501
                                                                                     ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          43,485,088
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $    49,679,917
                                                                                                         ---------------
                                                                                                         ---------------

        The accompanying notes are an integral part of the financial statements.


84  International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     6,194,829     $     5,814,393
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .          23,176,587          24,329,612
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .          20,308,501          30,541,855
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .          49,679,917          60,685,860

Distributions to shareholders:
  Net investment income
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (3,796,781)         (9,375,452)
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2,800)                 --
  In excess of net investment income
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,153,022)         (2,395,248)
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,587)                 --
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (22,765,787)        (18,007,535)
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (13,397)                 --
Increase (decrease) in net assets from fund share transactions (Note 6). . . . .          99,903,098          29,147,560
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .         120,849,641          60,055,185
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         623,388,543         563,333,358
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR
  (including accumulated distributions in excess of net investment income of
  $2,203,735 and $2,395,248, respectively) . . . . . . . . . . . . . . . . . . .     $   744,238,184     $   623,388,543
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


                                               International Securities Fund  85

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $  56.61       $  53.96       $  57.95       $  44.75       $  49.15
                                                              --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .       .53            .56            .44            .40            .61
  Net realized and unrealized gain (loss) on
    investments (b). . . . . . . . . . . . . . . . . . . . .      3.72           4.89           1.23          14.53          (4.02)
                                                              --------       --------       --------       --------       --------

  Total Income From Investment Operations. . . . . . . . . .      4.25           5.45           1.67          14.93          (3.41)
                                                              --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      (.31)          (.88)          (.04)          (.38)          (.68)
  In excess of net investment income . . . . . . . . . . . .      (.17)          (.23)          (.02)          (.23)            --
  Net realized gain on investments . . . . . . . . . . . . .     (1.90)         (1.69)         (5.60)         (1.12)          (.31)
                                                              --------       --------       --------       --------       --------

  Total Distributions. . . . . . . . . . . . . . . . . . . .     (2.38)         (2.80)         (5.66)         (1.73)          (.99)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $  58.48       $  56.61       $  53.96       $  57.95       $  44.75
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . . .      7.63          10.20           4.86          33.48          (6.94)

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets . . . . . .      1.30           1.30           1.30           1.38           1.45
  Operating expenses, gross, to average net assets . . . . .      1.31           1.31           1.33           1.42           1.47
  Net investment income to average net assets  . . . . . . .       .91            .97            .70            .82           1.37
  Portfolio turnover . . . . . . . . . . . . . . . . . . . .     42.43          42.96          72.23          60.22          48.93
  Net assets, end of year ($000 omitted) . . . . . . . . . .   743,615        623,389        563,333        454,482        262,886
  Per share amount of fees waived ($ omitted)(a) . . . . . .     .0050          .0080          .0178          .0161          .0054
  Average commission rate paid per share
    of security ($ omitted)(b) . . . . . . . . . . . . . . .     .0039            N/A            N/A            N/A            N/A

(a)  See Note 4 for current period amounts.
(b) In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.


86  International Securities Fund

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                         1996*
                                                                      ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .      $   58.56
                                                                      ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . . . . .          (0.03)
  Net realized and unrealized gain (loss) on investments . . . .           1.68
                                                                      ----------

  Total Income From Investment Operations. . . . . . . . . . . .           1.65
                                                                      ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .          (0.27)
  In excess of net investment income . . . . . . . . . . . . . .          (0.16)
  Net realized gain on investments . . . . . . . . . . . . . . .          (1.31)
                                                                      ----------

  Total Distributions. . . . . . . . . . . . . . . . . . . . . .          (1.74)
                                                                      ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .      $   58.47
                                                                      ----------
                                                                      ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . .           2.86

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets (b) . . . . . . . . .           2.00
  Net investment income (loss) to average net assets (b) . . . .          (0.61)
  Portfolio turnover . . . . . . . . . . . . . . . . . . . . . .          42.43
  Net assets, end of year ($000 omitted) . . . . . . . . . . . .            623
  Average commission rate paid per share
    of security ($ omitted)(c) . . . . . . . . . . . . . . . . .          .0039


  *  For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
 (a) Total return represents performance for the period November 4, 1996 to December 31, 1996.
 (b) The ratios for the period ended December 31, 1996 are annualized.
 (c) In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.


                                               International Securities Fund  87

DIVERSIFIED BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)

OBJECTIVE:   To provide effective diversification against equities and a stable level of cash flow.

INVESTS IN:  Fixed-income securities.

STRATEGY:    The Fund uses a multi-style, multi-manager strategy and employed three managers with distinct approaches to managing portfolios of intermediate-maturity, investment-grade fixed income securities.



DATES     DIVERSIFIED BOND - CLASS S    LB AGGREGATE **     LIPPER-C- INTERMEDIATE ++
    *                        $10,000            $10,000                       $10,000
 1987                        $10,125            $10,276                       $10,267
 1988                        $10,901            $11,087                       $10,981
 1989                        $12,267            $12,698                       $12,228
 1990                        $13,198            $13,836                       $13,093
 1991                        $15,216            $16,050                       $15,082
 1992                        $16,215            $17,238                       $16,098
 1993                        $17,839            $18,919                       $17,628
 1994                        $17,259            $18,367                       $17,039
 1995                        $20,324            $21,760                       $19,865
 1996                        $21,021            $22,550                       $20,497
-------------------------------------------------------------------------------------
Total                       $164,365           $172,781                      $162,778
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------


DIVERSIFIED BOND FUND - CLASS S

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,343       3.43%
5 Years             $  13,815       6.68%#
10 Years            $  21,021       7.71%#


DIVERSIFIED BOND FUND - CLASS C ++++

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,332       3.32%
5 Years             $  13,801       6.66%#
10 Years            $  20,999       7.70%#


LEHMAN BROTHERS AGGREGATE BOND INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,363       3.63%
5 Years             $  14,050       7.04%#
10 Years            $  22,550       8.47%#


LIPPER-C- INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,318       3.18%
5 Years             $  13,591       6.33%#
10 Years            $  20,497       7.44%#


   * The Diversified Bond Fund - Class S assumes initial investment on January 1, 1987.

  ** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman
     Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

  ++ Lipper-C- Intermediate (5-10 Yr.) Investment Grade Debt Funds Average is the average total return for the universe of funds within the Intermediate Investment Grade Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++ The Diversified Bond Fund - Class C - For the period, November 4, 1996
     (commencement of sales) to December 31, 1996, shareholder service and Rule 12b-1 distribution fees were charged. Total return would have been lower had these fees been in effect during prior reporting periods.

   # Annualized.


88  Diversified Bond Fund

DIVERSIFIED BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1996, the Diversified Bond Fund Class S and Class C shares had a total return of 3.4% and 3.3%, respectively, as compared to the Lehman Brothers Aggregate Bond Index results of 3.6%. The Index outperformed the Fund primarily due to the Fund's slightly above-index duration which detracted from results as interest rates rose more than 69 basis points on Treasuries with maturities beyond one year.

PORTFOLIO HIGHLIGHTS
Interest rates rose steadily through most of the year and were extremely volatile as investors expressed their anxiety towards signs of potentially inflationary, resurgent economic growth. Despite these fears, domestic economic growth and inflation appeared to be moderate by most measures. The Federal Reserve Board chose to leave rates unchanged through the remainder of the year after lowering the discount rate 25 basis points in January. The market environment afforded few opportunities to generate significant returns in the investment grade market.

The Fund generated good returns through security selection, with a focus on exploiting favorable yield spreads, particularly in mortgage-backed securities. The strong performance of corporates throughout the year also added to the Fund's performance. Duration proved to be a negative as interest rates trended upward through the first half of 1996, fell slightly in the second half, but still ended the year higher. The market's fears of inflation and Fed intervention clashed with the Fund managers' views of economic weakness and minimal pricing power to fuel inflation.

-------------------------------------------------------------------
TOP TEN ISSUERS
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

United States Treasury                                    30.6%
Government National Mortgage Association                  11.4
Federal National Mortgage Association                     11.4
Federal Home Loan Mortgage Corp.                           9.1
Government Backed Trust Certificates                       2.5
New Zealand Government                                     0.9
Time Warner, Inc.                                          0.9
Resolution Funding Corp.                                   0.8
Case Equipment Loan Trust                                  0.6
Daimler-Benz Vehicle                                       0.6

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Weighted Average Quality Diversification                   AAA
Weighted Average Years-to-Maturity                   8.1 Years
Weighted Average Duration                            4.7 Years
Current Yield (SEC 30-day standardized)
  Class S                                                 6.3%
  Class C                                                 5.6%
Number of Issues                                           725
Number of Issuers                                          475

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS                                          STYLES

Lincoln Capital Management Co.                  Enhanced Core
Pacific Investment Management Co.               Broad Market-Sector
                                                  Rotation
Standish, Ayer & Wood, Inc.                     Broad Market-Sector
                                                  Rotation

-------------------------------------------------------------------


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                       Diversified Bond Fund  89

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

LONG-TERM INVESTMENTS - 94.0%
ASSET-BACKED SECURITIES - 5.9%
Advanta Home Equity Loan Trust
    9.000% due 02/25/06                               $       79     $       81
AFC Home Equity Loan Trust
    7.590% due 09/25/27                                    1,315          1,341
Associates Manufactured Housing Mortgage
  Pass-thru Certificate
  Series 1996-2 Class A-3
    6.350% due 06/15/27                                      850            839
Capita Equipment Receivables Trust
  Series 1996-1 Class A-4
    6.280% due 06/15/00                                    2,500          2,503
Case Equipment Loan Trust
  Series 1996-B Class A-3
    6.650% due 09/15/03                                    3,460          3,494
Chase Commerical Mortgage Securities Corp.
  Series 1996-1 Class A-1
    7.600% due 12/18/05                                      767            788
Chase Manhattan Credit Card Master Trust
  Series 1996-4 Class A
    6.730% due 02/15/03                                    1,685          1,708
Chase Manhattan Grantor Trust
  Series 1996-B Class A
    6.610% due 09/15/02                                      325            327
Contimortgage Home Equity Loan Trust
  Mortgage Pass-thru Certificate
  Series 1994-3 Class A-4
    7.850% due 06/01/24                                      514            526
  Series 1994-4 Class A-6
    8.270% due 12/15/24                                      380            391
  Series 1995-1 Class A2-A
    8.600% due 06/15/25                                      186            191
  Series 1996-4 Class A-9
    6.880% due 01/15/28                                      825            814
Daimler-Benz Vehicle Trust
  Series 1996-A Class A
    5.850% due 12/15/03                                    3,328          3,355
Discover Card Trust
  Series 1992-B Class A
    6.800% due 06/16/00                                      145            146
Fingerhut Master Trust
  Series 1996-1 Class A
    6.450% due 02/20/02                                      680            684
Fleetwood Credit Corp. Grantor Trust
  Series 1996-A Class A
    6.750% due 10/17/11                                      895            900
Series 1996-B Class A
  6.900% due 03/15/12                                        948            955
Green Tree Financial Corp.
  5.960% due 11/15/28                                      1,250          1,249
Lehman Pass-thru Securities, Inc.
  Series 1991-2 Class A-1
    8.000% due 03/20/99                                       70             71
Mortgage Capital Funding, Inc.
  Series 1996-MC1 Class A2B
    7.900% due 02/15/06                                      775            822
Oakwood Mortgage Investors, Inc.
  Series 1996-B Class A-2
    6.800% due 10/15/26 (c)                                  996          1,005
  Series 1996-C Class A-3
    6.750% due 04/15/27                                      680            681
Onyx Acceptance Grantor Trust
  Pass-thru Certificate
  Series 1996-2 Class A
    6.400% due 10/15/01                                      204            205
Premier Auto Trust
    6.400% due 10/06/01                                      935            940
Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1992 Class A-3
    10.700% due 05/25/24 (c)                                 574            582
  Series 1994-C1 Class C
    8.000% due 06/25/26                                      975            999
  Series 1994-C2 Class D
    8.000% due 04/25/25                                      379            386
  Series 1995-C1 Class C
    6.900% due 02/25/27 (c)                                  350            344
Sears Credit Account Master Trust II
  Series 1996-2 Class A
    6.500% due 10/15/03                                      740            746
Sears Savings Bank
  Mortgage Pass-thru Certificate
  Series 1992-A Class A
    8.679% due 05/25/32 (c)                                  988            994
Structured Asset Securities Corp.
  Mortgage Pass-thru Certificate
  Series 1996-CFL Class C
    6.525% due 02/25/28                                      300            290
The Money Store Home Equity Loan Trust
  Series 1994-D Class A-4
    8.750% due 01/15/20                                      700            736
  Series 1996-B Class A-5
    7.180% due 12/15/14                                      775            787
Wal-Mart Stores, Inc.
  Series 1994-B3
    8.800% due 12/30/14                                      315            348


90  Diversified Bond Fund

DIVERSIFIED BOND FUND

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

World Omni Automobile Lease
  Securitization Trust
  Series 1995-A Class A
    6.050% due 11/25/01                               $       32     $       32
  Series 1996-B Class A-2
    6.200% due 11/15/02                                      775            777
  Series 1996-B Class A-3
    6.250% due 11/15/02                                    1,750          1,745
                                                                     ----------

                                                                         32,782
                                                                     ----------

CORPORATE BONDS AND NOTES - 15.1%
Ahmanson Capital Trust I Series A
    8.360% due 12/01/26                                      400            408
American Brands, Inc.
    8.625% due 11/15/21                                      420            473
    7.875% due 01/15/23                                       80             84
American Express Co.
    8.500% due 08/15/01                                      255            274
American General Finance Corp.
    8.250% due 01/15/98                                      500            511
    7.250% due 03/01/98                                      455            461
    8.500% due 08/15/98                                      260            269
Analog Devices, Inc.
    6.625% due 03/01/00                                      125            123
Aristar, Inc.
    6.300% due 07/15/00                                    1,020          1,010
Associates Corp. of North America
    6.250% due 03/15/99                                    1,010          1,011
Associates Corp. of North America
  Series H (MTN)
    7.090% due 04/11/03                                      400            407
AT&T Corp.
    8.625% due 12/01/31                                      220            233
Atlantic Richfield Co.
    9.125% due 08/01/31                                      550            666
Australia & New Zealand
  Banking Group, Ltd.
    7.550% due 09/15/06                                      175            181
AVCO Financial Services, Inc.
    7.250% due 07/15/99                                      275            280
    8.500% due 10/15/99                                      405            426
Baltimore Gas & Electric Co.
    6.500% due 02/15/03                                      840            831
Bank of New York, Inc.
    7.875% due 11/15/02                                      350            369
Bank One, Columbus, Ohio
    7.375% due 12/01/02                                      120            124
BankAmerica Corp.
    6.850% due 03/01/03                                      425            425
BankAmerica Institutional Capital
  Class B
    7.700% due 12/31/26                                      400            388
Barnett Bank, Inc.
    6.900% due 09/01/05                                      105            103
Bell Telephone Co. of Pennsylvania
    8.350% due 12/15/30                                      355            417
BellSouth Telecommunications
    7.000% due 12/01/2095                                    385            374
Beneficial Corp.
    8.400% due 05/15/08                                    1,235          1,402
Boeing Co.
    8.750% due 08/15/21                                      500            588
Broken Hill Property Finance USA
    6.420% due 03/01/26                                      800            792
Carolina Power & Light Co.
    6.875% due 08/15/23                                      410            378
Case Corp.
    7.250% due 08/01/05                                      330            330
    7.250% due 01/15/16                                      120            115
Caterpillar Financial Services (MTN)
    9.500% due 02/06/07                                      420            494
Central Fidelity Banks, Inc.
    8.150% due 11/15/02                                      170            180
Central Power & Light Co. Series FF
    6.875% due 02/01/03                                      600            602
Champion International Corp.
    6.400% due 02/15/26                                      460            439
Chase Manhattan Corp.
    9.375% due 07/01/01                                      775            855
Chesapeake & Potomac Telephone Co.
    8.375% due 10/01/29                                      230            265
Chrysler Financial Corp.
    9.500% due 12/15/99                                      275            297
Cincinnati Gas & Electric Co.
    7.200% due 10/01/23                                      410            385
CIT Group Holdings, Inc. (MTN)
    6.625% due 06/28/99                                    1,200          1,206
Citicorp
    9.500% due 02/01/02                                      120            134
    7.125% due 06/01/03                                      390            396
Coca-Cola Enterprises, Inc.
    7.000% due 10/01/26                                      675            688


                                                       Diversified Bond Fund  91

DIVERSIFIED BOND FUND

DECEMBER 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Commercial Credit Group, Inc.
    5.750% due 07/15/00                               $      295     $      289
    8.700% due 06/15/10                                      380            434
Commonwealth Edison Co. Series 85
    7.375% due 09/15/02                                      945            959
Consolidated Natural Gas Co.
    8.625% due 12/01/11                                      169            178
Consolidated Rail Corp.
  Pass-thru Certificate Structured Note
  Series 1995 Class A
    6.760% due 05/25/15                                      488            480
CoreStates Capital Corp.
    5.875% due 10/15/03                                      400            378
Corporate Property Investors
    7.875% due 03/15/16                                    1,575          1,592
CSFB Finance Co., Ltd.
  Series 1995-A Class A
    7.542% due 11/15/05 (c)                                  450            450
Dayton Hudson Corp.
    9.750% due 07/01/02                                      300            339
Discover Credit Corp. (MTN)
    8.350% due 04/27/99                                      360            376
Dole Food Co., Inc.
    6.750% due 07/15/00                                      170            170
Duke Power Co.
    7.000% due 07/01/33                                      695            644
Eaton Corp.
    7.000% due 04/01/11                                      315            302
Equitable Life Assurance Society
    7.700% due 12/01/15                                    1,575          1,590
ERP Operating, L.P.
    8.500% due 05/15/99                                      425            440
Federal Express Corp.
  Series 1993 Class B-1
    6.680% due 01/01/08                                      587            568
Federal Realty Investment Trust
    7.480% due 08/15/26                                      750            757
First Chicago Corp.
    8.875% due 03/15/02                                      505            551
First Chicago NBD Institutional Capital
  Series B
    7.750% due 12/01/26                                      400            387
First Fidelity Bancorp
    9.625% due 08/15/99                                      255            275
First Interstate Bancorp (MTN)
    9.375% due 01/23/02                                      135            148
First Union Corp.
    6.550% due 10/15/35                                    1,550          1,508
First Union National Bank, Newark (MTN)
    7.125% due 10/15/06                                       85             85
First USA Bank Wilmington (MTN)
    7.000% due 08/20/01                                    1,525          1,526
Fleet Capital Trust II
    7.920% due 12/11/26                                      800            791
Fleet Financial Group, Inc.
    8.125% due 07/01/04                                      525            558
Ford Motor Credit Co. (MTN)
    6.000% due 02/27/01                                    1,170          1,145
    6.290% due 03/05/01                                      580            574
General Electric Capital Corp.
    8.300% due 09/20/09                                      235            262
    6.660% due 05/01/18 (c)                                  775            780
General Motors Acceptance Corp.
    6.625% due 10/01/02                                    1,550          1,540
Georgia-Pacific Corp.
    7.375% due 12/01/25                                      350            330
Goldman Sachs Group, L.P.
    6.875% due 09/15/99                                      675            682
    6.375% due 06/15/00                                      465            462
Grand Metropolitan Investment Corp.
    7.450% due 04/15/35                                      300            319
Green Tree Financial Corp.
    7.050% due 09/15/27                                      925            936
Hertz Corp.
    7.000% due 04/15/01                                      790            800
    9.000% due 11/01/09                                      230            263
Household Finance Corp.
    6.375% due 06/30/00                                    1,200          1,195
International Lease Finance Corp.
    5.750% due 01/15/99                                      455            450
ITT Corporations
    7.375% due 11/15/15                                      340            325
ITT Financial Corp.
    7.400% due 11/15/25                                      505            494
JPM Capital Trust I
    7.540% due 01/15/27                                      225            220
Kansas Gas & Electric, Co.
    7.600% due 12/15/03                                      200            208
Liberty Mutual Insurance Co.
    8.500% due 05/15/25                                      500            536
    7.875% due 10/15/26                                      500            504
Lockheed Martin Corp.
    7.750% due 05/01/26                                      600            623
May Department Stores Co.
    6.875% due 11/01/05                                      480            478
Meditrust
    7.820% due 09/10/26                                    1,450          1,502


92  Diversified Bond Fund

DIVERSIFIED BOND FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Mellon Bank, NA
    7.625% due 09/15/07                               $      355     $      368
Merry Land & Investment, Inc.
    7.250% due 06/15/05                                      750            742
Morgan Stanley Group, Inc.
    8.100% due 06/24/02                                      125            132
Morgan Stanley Group, Inc. (MTN)
    5.750% due 02/15/01                                      650            630
Motorola, Inc.
    7.500% due 05/15/25                                      100            103
Nabisco, Inc.
    6.700% due 06/15/02                                      260            257
NationsBank Corp.
    6.625% due 01/15/98                                      170            171
New England Telephone & Telegraph Co.
    7.875% due 11/15/29                                      235            252
News America Holdings, Inc.
    7.700% due 10/30/25                                      725            686
Northwestern Bell Telephone Co.
    7.750% due 05/01/30                                      630            654
Norwest Financial, Inc.
    6.250% due 11/01/02                                      525            515
    6.375% due 11/15/03                                      575            566
NYNEX Corp.
    9.550% due 05/01/10                                      399            450
Occidental Petroleum Corp.
    10.125% due 11/15/01                                     210            239
Occidental Petroleum Corp. (MTN)
    8.500% due 11/09/01                                      245            262
Pacific Bell
    7.500% due 02/01/33                                      785            755
Pennsylvania Power & Light Co.
    6.875% due 03/01/04                                    1,000            999
Pennzoil Co.
   10.125% due 11/15/09                                       85            103
PepsiCo, Inc.
    7.625% due 12/18/98                                      285            293
Philip Morris Cos. , Inc.
    6.950% due 06/01/06                                      295            298
    7.650% due 07/01/08                                      310            317
Pitney Bowes Credit Corp.
    8.550% due 09/15/09                                      460            518
Praxair, Inc.
    6.850% due 06/15/05                                      550            544
Procter & Gamble Co.
  Sharing ESOP Series A
    9.360% due 01/01/21                                       90            109
Ralston Purina Co.
    7.875% due 06/15/25                                      565            578
Republic New York Corp.
    9.750% due 12/01/00                                      190            210
    8.250% due 11/01/01                                      150            160
RJR Nabisco, Inc.
    8.625% due 12/01/02                                      325            332
Rockwell International Corp.
    8.875% due 09/15/99                                      255            271
Seagram Co., Ltd.
    8.350% due 01/15/22                                      220            240
Sears Roebuck Acceptance Corp.
  Series II (MTN)
    6.690% due 04/30/01                                      675            677
Security-Connecticut Corp. (MTN)
    7.125% due 03/01/03                                      800            785
Shopping Center Associates
    6.750% due 01/15/04                                      750            730
Signet Bank
    7.800% due 09/15/06                                      750            774
Simon Debartolo Group L.P.
    6.875% due 11/15/06                                      800            778
Smith Barney Holdings, Inc.
    7.980% due 03/01/00                                      925            963
Southern California Edison Co.
  Series 1993-E
    5.450% due 06/15/98                                      600            594
Spieker Properties, Inc.
    6.900% due 01/15/04                                      800            775
Suntrust Banks, Inc.
    7.375% due 07/01/02                                      300            310
Tenneco Corp.
   10.200% due 03/15/08                                      415            514
Texaco Capital, Inc.
    9.750% due 03/15/20                                      340            433
    8.875% due 09/01/21                                      220            260
Texas Utilities Electric Co.
    9.500% due 08/01/99                                      805            863
Time Warner Entertainment Co., L.P.
   10.150% due 05/01/12                                      350            420
    8.375% due 03/15/23                                    1,075          1,090
    8.375% due 07/15/33                                    1,000          1,004
Time Warner, Inc.
    6.460% due 08/15/00 (c)                                  500            503
    7.975% due 08/15/04                                      300            305
    8.110% due 08/15/06                                      600            615
    8.180% due 08/15/07                                      600            616
Transamerica Financial Corp.
    8.375% due 02/15/98                                      210            215
Transamerica Financial Corp. (MTN)
    9.250% due 02/16/98                                      500            517


                                                       Diversified Bond Fund  93

DIVERSIFIED BOND FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Union Carbide Chemicals & Plastics
    7.875% due 04/01/23                               $      590     $      612
Union Oil Co. (MTN)
    9.400% due 02/15/11                                      470            547
Union Pacific Railroad Trust
  Pass-thru Certificate
  Series 1996-A2
    7.060% due 05/15/03                                      500            509
United Technologies Corp.
    8.750% due 03/01/21                                      380            443
Virginia Electric & Power Co.
    8.750% due 04/01/21                                      200            214
Wachovia Corp.
    6.800% due 06/01/05                                      305            303
Washington Real Estate Investment Trust
    7.250% due 08/13/06                                      750            744
Wells Fargo & Co.
    6.875% due 04/01/06                                      500            492
Wellsford Residential Property Trust
    9.375% due 02/01/02                                      750            818
Whirlpool Corp.
    9.500% due 06/15/00                                      250            272
Willamette Industries, Inc.
    7.850% due 07/01/26                                      520            544
Wilmington Trust
   10.370% due 01/02/07                                    1,775          1,983
World Financial Properties Tower
  Series 1996 WBF-B
    6.910% due 09/01/13                                    1,199          1,128
                                                                     ----------

                                                                         83,901
                                                                     ----------

EURODOLLAR BONDS - 0.4%
Euratom
    7.750% due 01/15/97                                    1,200          1,201
Skandinaviska Enskilda Banken
    8.125% due 09/06/49 (c)                                  800            833
                                                                     ----------

                                                                          2,034
                                                                     ----------

MORTGAGE-BACKED SECURITIES - 33.3%
American Southwest Financial Corp.
  Series G Class G-4 CMO
   12.250% due 11/01/14                                      279            317
Citicorp Mortgage Securities, Inc.
  Series 1992-1 Class A-5
    8.000% due 04/25/21                                    1,618          1,628
Collateralized Mortgage Obligation Trust 56
  Class B CMO
    9.985% due 12/01/18                                      276            299
DLJ Mortgage Acceptance Corp.
  Series 1993 Class A-2 CMO
    7.650% due 09/18/03                                    2,500          2,542
FDIC REMIC Trust
  Series 1994-C1 Class 2A-2
    7.850% due 09/25/25                                      740            750
Federal Home Loan Mortgage Corp.
    6.000% 15 Year TBA (b)                                   215            207
    7.000% 15 Year TBA (b)                                   100            100
    7.500% 15 Year TBA (b)                                    35             36
    6.500% 30 Year TBA (b)                                 4,000          3,824
    8.000% 30 Tear TBA (b)                                   550            561
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Group # 17-0171  9.000% due 06/01/16                       337            358
  Group # 17-0195  9.000% due 10/01/16                       116            124
  Group # 17-0197  9.000% due 10/01/16                        15             15
  Group # 17-0202  9.000% due 11/01/16                       305            324
  Group # 17-0203  9.000% due 11/01/16                       159            169
  Group # 18-1338  8.000% due 05/01/08                       149            153
  Group # 18-2098  8.000% due 11/01/08                        25             26
  Group # 18-2161  6.750% due 08/01/07                       455            451
  Group # 18-6664  8.500% due 02/01/08                       208            216
  Group # 21-7242  7.000% due 05/01/02                        96             97
  Group # 26-0607 12.000% due 06/01/14                       107            122
  Group # 28-4634  9.000% due 01/01/17                        11             11
  Group # 30-0025 12.500% due 04/01/16                       182            210
  Group # 30-8522 12.000% due 12/01/15                        84             96
  Group # 50-1051  7.000% due 06/01/03                       395            400
  Group # 84-5481  7.456% due 09/01/23 (c)                 2,067          2,126
  Group # A0-0690  9.000% due 02/01/20                       909            972
  Group # C0-0140  9.000% due 07/01/22                       323            344
  Group # C0-0335  7.500% due 05/01/24                       377            378
  Group # C0-0404  8.500% due 06/01/25                       430            447
  Group # C0-0475  8.500% due 08/01/26                        24             25
  Group # C8-0394  8.000% due 03/01/26                       753            769
  Group # C8-0398  6.500% due 05/01/26                       687            657
  Group # C8-0458  9.000% due 10/01/26                        47             50
  Group # D2-3334  8.500% due 09/01/22                       143            149
  Group # D2-3590  8.500% due 09/01/22                        43             45
  Group # D4-7783  6.500% due 01/01/24                       137            132
  Group # D5-2665  7.500% due 05/01/24                        64             64
  Group # D5-3691  7.500% due 06/01/24                       109            109
  Group # D5-5057  7.500% due 07/01/24                       510            511
  Group # D5-7163  9.000% due 10/01/24                       209            221
  Group # D5-8304  7.500% due 01/01/25                       605            607
  Group # D5-8320  8.500% due 01/01/25                       143            148
  Group # D5-8727  8.500% due 02/01/25                        72             75
  Group # D5-9437  9.000% due 03/01/25                       132            139


94  Diversified Bond Fund

DIVERSIFIED BOND FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

  Group # D5-9709  8.500% due 04/01/25                $      467     $      485
  Group # D5-9816  8.000% due 04/01/25                        24             25
  Group # D6-0132  7.500% due 05/01/25                       125            125
  Group # D6-0367  8.500% due 05/01/25                       198            206
  Group # D6-0678  8.000% due 06/01/25                       105            107
  Group # D6-0685  9.000% due 06/01/25                       787            832
  Group # D6-1551  8.000% due 07/01/25                        29             30
  Group # D6-2015  8.000% due 07/01/25                     1,375          1,405
  Group # D6-2748  8.000% due 08/01/25                       265            271
  Group # D6-2849  6.500% due 08/01/25                       414            397
  Group # D6-4698  8.500% due 10/01/25                       271            281
  Group # D6-6777  6.500% due 01/01/26                       791            757
  Group # D6-6779  7.500% due 01/01/26                       100            100
  Group # D6-7032  7.500% due 01/01/26                        94             95
  Group # D6-7251  7.500% due 01/01/25                       919            923
  Group # D6-7508  7.500% due 01/01/26                       808            811
  Group # D6-7637  7.500% due 11/01/24                     1,080          1,084
  Group # D6-7847  6.500% due 02/01/26                       751            719
  Group # D6-8132  6.500% due 02/01/26                       199            190
  Group # D6-8778  8.000% due 02/01/26                       449            458
  Group # D6-8982  6.500% due 03/01/26                       300            287
  Group # D6-9283  6.500% due 03/01/26                       489            468
  Group # D6-9433  6.500% due 03/01/26                       681            651
  Group # D6-9765  6.500% due 04/01/26                       737            708
  Group # D6-9923  6.500% due 03/01/26                       989            947
  Group # D7-0042  6.500% due 04/01/26                       249            238
  Group # D7-0441  6.500% due 04/01/26                       671            642
  Group # D7-0498  6.500% due 04/01/26                       320            306
  Group # D7-0522  6.500% due 04/01/26                       102             98
  Group # D7-0557  6.500% due 04/01/26                       182            174
  Group # D7-0890  6.500% due 04/01/26                       877            840
  Group # D7-1161  6.500% due 05/01/26                       500            479
  Group # D7-2264  6.500% due 06/01/26                       410            392
  Group # D7-3669  6.500% due 07/01/26                       989            945
  Group # D7-4319  7.500% due 09/01/26                       688            689
  Group # D7-4691  7.500% due 09/01/26                       445            445
  Group # E0-0279  6.500% due 02/01/09                       174            173
  Group # E0-0318  7.500% due 06/01/09                       315            320
  Group # E0-0332  7.500% due 08/01/09                       193            196
  Group # E0-0339  7.500% due 09/01/09                       341            347
  Group # E0-0344  7.500% due 10/01/09                       226            230
  Group # E2-0145  7.500% due 11/01/09                       178            181
  Group # E2-0153  8.000% due 01/01/10                        66             68
  Group # E2-0244  6.500% due 06/01/11                     1,331          1,312
  Group # E2-0269  6.500% due 10/01/11                       203            199
  Group # E2-0270  8.000% due 10/01/11                       609            626
  Group # E5-6296  6.500% due 01/01/09                       353            350
  Group # E5-6562  6.500% due 02/01/09                     1,006            994
  Group # E5-6737  6.500% due 02/01/09                       211            208
  Group # E5-6830  6.500% due 02/01/09                       103            102
  Group # E5-6953  6.500% due 02/01/09                       112            111
  Group # E5-9461  7.500% due 08/01/09                       226            230
  Group # E5-9610  7.500% due 08/01/09                       219            223
  Group # E5-9853  8.000% due 10/01/09                       357            368
  Group # E6-2968  6.500% due 02/01/11                       277            273
  Group # E6-3012  6.500% due 02/01/11                       400            394
  Group # E6-3595  6.500% due 04/01/11                       284            279
  Group # E6-3663  6.500% due 03/01/11                        24             24
  Group # E6-3877  6.500% due 04/01/11                        45             44
  Group # E6-4277  6.500% due 05/01/11                        97             95
  Group # E6-4400  6.500% due 05/01/11                       551            541
  Group # E6-4511  6.500% due 06/01/11                       157            154
  Group # E6-4516  6.500% due 06/01/11                       965            947
  Group # E6-5408  7.500% due 09/01/11                        25             25
  Group # E6-5462  7.500% due 10/01/11                       536            544
  Group # G0-0311  8.000% due 03/01/25                       246            252
  Group # G0-0518  6.500% due 08/01/26                       804            770
  Group # G1-0329  7.500% due 02/01/10                        70             71
  Group # L7-0277  7.000% due 08/01/98                        30             30
  Group # M1-1780  7.000% due 04/01/97                       125            126
  Group # M1-3072  7.000% due 03/01/97                       445            448
  Group # M1-3104  7.000% due 03/01/97                       147            148
  Group # M1-4743  7.000% due 08/01/97                        22             22
  Group # M8-0325  7.500% due 05/01/01                       254            258
  Group # M8-0446  7.000% due 10/01/03                        25             25
  Pool # D5-9208   8.000% due 03/01/25                        72             73
  Pool # D6-1022   8.000% due 06/01/25                       858            876
  Pool # D6-7561   7.56.500% due 01/01/26                  1,776          1,780
  Pool # G00505    6.500% due 12/01/25                       853            817
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Series 1053 Class G
    7.000% due 03/15/21                                    2,000          1,986
Federal National Mortgage Association
  Pool # 030891    9.500% due 06/01/01                        48             51
  Pool # 038842    8.000% due 07/01/10                        38             39
  Pool # 042678    8.000% due 03/01/17                       151            156
  Pool # 046939    8.000% due 05/01/17                        56             58
  Pool # 047728    8.000% due 05/01/02                        78             80
  Pool # 050377    9.500% due 12/01/05                        50             53
  Pool # 050389    9.500% due 01/01/06                       172            181
  Pool # 050621    7.000% due 08/01/99                         5              5
  Pool # 050725    7.000% due 04/01/23                       539            530
  Pool # 050752    7.000% due 05/01/00                        90             90
  Pool # 050758    7.000% due 06/01/00                        74             74
  Pool # 050765    7.000% due 07/01/23                        88             87
  Pool # 050795    7.000% due 09/01/23                       811            797
  Pool # 050989    7.000% due 02/01/09                       119            120


                                                       Diversified Bond Fund  95

DIVERSIFIED BOND FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

  Pool # 050991    6.500% due 02/01/24                $      145     $      139
  Pool # 052078    8.000% due 07/01/02                       103            106
  Pool # 053718    8.000% due 08/01/17                       102            105
  Pool # 054738    8.000% due 09/01/02                        48             50
  Pool # 055397    8.000% due 07/01/17                       304            314
  Pool # 057194    8.000% due 10/01/17                        97            100
  Pool # 061217    8.000% due 05/01/03                         3              3
  Pool # 061354    8.000% due 05/01/03                       107            110
  Pool # 062502    8.000% due 06/01/03                        47             48
  Pool # 063743    9.500% due 07/01/03                       123            129
  Pool # 064518    9.500% due 08/01/02                       161            169
  Pool # 070607    8.000% due 07/01/02                       347            357
  Pool # 070694    9.500% due 12/01/05                        78             82
  Pool # 087274    8.000% due 08/01/04                       289            297
  Pool # 103914    9.500% due 09/01/05                        53             55
  Pool # 110503    8.000% due 01/01/17                       170            175
  Pool # 120778    8.000% due 03/01/17                        47             49
  Pool # 124542    7.000% due 11/01/99                       389            390
  Pool # 124721    7.000% due 02/01/23                       877            864
  Pool # 124748    6.500% due 03/01/00                        67             66
  Pool # 125350    6.500% due 06/01/09                     1,694          1,674
  Pool # 127926    8.000% due 05/01/20                        42             44
  Pool # 145536    8.000% due 06/01/03                        35             36
  Pool # 157517    7.000% due 04/01/07                       202            203
  Pool # 183514    8.000% due 08/01/22                        51             52
  Pool # 187852   10.500% due 08/01/10                        42             46
  Pool # 190251    8.000% due 11/01/23                       151            154
  Pool # 190506    6.500% due 12/01/08                       279            276
  Pool # 190560    6.500% due 01/01/09                       313            309
  Pool # 190924    6.500% due 06/01/09                       237            234
  Pool # 204951    8.000% due 05/01/22                       328            338
  Pool # 208747    7.000% due 05/01/00                       227            228
  Pool # 210307    7.000% due 04/01/00                       364            366
  Pool # 217364    8.000% due 01/01/22                       571            588
  Pool # 226836    7.000% due 09/01/08                       216            217
  Pool # 232574    6.500% due 08/01/08                       431            426
  Pool # 233079    7.000% due 09/01/08                        92             92
  Pool # 235711    7.000% due 11/01/23                       159            156
  Pool # 236344    7.000% due 09/01/08                       197            198
  Pool # 237598    7.500% due 05/01/24                       197            197
  Pool # 238739    7.000% due 10/01/23                       409            402
  Pool # 239057    7.000% due 09/01/23                       275            270
  Pool # 240738    6.500% due 10/01/08                       176            174
  Pool # 244550    7.000% due 11/01/23                       429            422
  Pool # 244970    7.000% due 11/01/23                       451            443
  Pool # 245865    6.500% due 02/01/09                       281            278
  Pool # 246599    7.000% due 11/01/23                       151            148
  Pool # 248089    7.000% due 11/01/23                       401            394
  Pool # 250035    6.500% due 05/01/09                        50             50
  Pool # 250576    7.000% due 05/01/26                       993            971
  Pool # 263037    6.500% due 05/01/09                       367            363
  Pool # 265657    6.500% due 02/01/24                       479            459
  Pool # 265868    6.500% due 01/01/24                       144            138
  Pool # 268936    6.500% due 01/01/24                     2,055          1,971
  Pool # 270164    6.500% due 02/01/09                       632            625
  Pool # 271114    6.500% due 02/01/24                       433            415
  Pool # 273718    6.500% due 02/01/24                       411            394
  Pool # 279123    6.500% due 04/01/09                       304            301
  Pool # 280810    6.500% due 05/01/09                       198            196
  Pool # 281940    6.500% due 05/01/09                       365            360
  Pool # 282125    6.500% due 05/01/09                        84             83
  Pool # 282300    6.500% due 04/01/09                       673            666
  Pool # 282424    6.500% due 05/01/09                       402            397
  Pool # 282833    7.000% due 06/01/09                       158            159
  Pool # 284192    6.500% due 05/01/09                       102            100
  Pool # 284451    6.500% due 05/01/09                        52             52
  Pool # 284659    7.000% due 05/01/09                       254            254
  Pool # 284690    7.000% due 06/01/09                       277            278
  Pool # 286570    7.000% due 06/01/24                       762            748
  Pool # 286829    7.000% due 06/01/24                       316            311
  Pool # 287464    6.500% due 06/01/09                       121            120
  Pool # 290876    7.500% due 07/01/24                        41             41
  Pool # 295473    7.500% due 09/01/24                       139            139
  Pool # 296279    7.500% due 10/01/24                       492            493
  Pool # 303555    7.000% due 09/01/25                     1,423          1,393
  Pool # 307029    7.000% due 07/01/25                       780            763
  Pool # 309300    7.000% due 07/01/03                       434            435
  Pool # 312052    7.000% due 11/01/25                     1,286          1,258
  Pool # 316681    7.000% due 07/01/25                       705            690
  Pool # 316938    7.000% due 07/01/25                       280            274
  Pool # 318203    7.000% due 08/01/25                       730            715
  Pool # 318949    7.000% due 08/01/25                       759            743
  Pool # 319141    7.000% due 08/01/25                        54             53
  Pool # 319622    7.000% due 08/01/25                       633            619
  Pool # 319647    7.000% due 08/01/25                       671            657
  Pool # 320080    7.000% due 08/01/25                       290            283
  Pool # 320105    7.000% due 10/01/25                     2,435          2,383
  Pool # 320320    7.000% due 08/01/25                       905            886
  Pool # 320333    7.000% due 08/01/25                       121            118
  Pool # 329866    7.000% due 11/01/25                     1,354          1,325
  Pool # 330476    7.000% due 11/01/25                       988            967
  Pool # 331614    6.500% due 01/01/26                       495            473
  Pool # 333057    7.500% due 01/01/26                       118            118
  Pool # 336257    6.500% due 02/01/26                        46             44
  Pool # 336376    6.500% due 02/01/26                       162            154
  Pool # 338416    6.500% due 05/01/26                       976            931


96  Diversified Bond Fund

DIVERSIFIED BOND FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

  Pool # 342105    7.000% due 04/01/26                $      653     $      639
  Pool # 343090    6.500% due 04/01/26                       765            730
  Pool # 344394    7.500% due 05/01/03                       271            275
  Pool # 344571    7.000% due 04/01/26                     1,836          1,795
  Pool # 346055    7.500% due 06/01/26                       474            474
  Pool # 346095    7.500% due 05/01/03                       245            249
  Pool # 346213    7.000% due 05/01/26                     1,500          1,466
  Pool # 346321    7.000% due 04/01/26                       584            571
  Pool # 347236    7.500% due 06/01/26                       279            279
  Pool # 347572    7.500% due 05/01/03                       677            687
  Pool # 348452    7.500% due 07/01/26                       227            227
  Pool # 349818    7.000% due 06/01/03                       413            415
  Pool # 352112    8.000% due 09/01/26                        64             66
  Pool # 364398    8.000% due 11/01/26                       529            539
Federal National Mortgage Association
  REMIC Series 1994-81 Class PJ
    8.000% due 07/25/23                                    1,550          1,629
  REMIC Series G92-36 Class A
    7.000% due 04/25/15                                      417            422
  Pass-thru Certificate
    6.500% 30 Year TBA (b)                                 5,585          5,327
    7.000% 30 Year TBA (b)                                 2,620          2,562
    9.000% 30 year TBA (b)                                 1,460          1,539
Federal National Mortgage Association
  Principal Only Strip
    Zero Coupon due 03/01/20                                 185            147
  Interest Only Inverse Floater
  Series 1993-208 Class SA
    0.169% due 02/25/23 (c)                               45,615            492
Government National Mortgage Association
  Pool # 008148    6.500% due 02/20/23 (c)                 4,125          4,213
  Pool # 008303    7.000% due 10/20/23 (c)                 4,860          4,965
  Pool # 008482    7.125% due 08/20/24 (c)                 1,512          1,545
  Pool # 008503    7.125% due 09/20/24 (c)                 2,219          2,268
  Pool # 146110    9.500% due 05/15/16                        24             26
  Pool # 147480    9.500% due 03/15/16                        42             46
  Pool # 147482    9.000% due 04/15/16                       269            288
  Pool # 149590    9.000% due 05/15/16                        90             97
  Pool # 153267    9.500% due 04/15/16                        13             14
  Pool # 153617    8.500% due 03/15/17                       307            324
  Pool # 154050    9.500% due 05/15/16                        24             26
  Pool # 155749    8.500% due 06/15/16                        33             35
  Pool # 156576    8.500% due 01/15/17                       182            192
  Pool # 159956    9.000% due 06/15/16                       317            340
  Pool # 161534    9.000% due 10/15/16                       701            751
  Pool # 161666    9.000% due 08/15/16                        27             29
  Pool # 166178    8.500% due 07/15/16                       195            206
  Pool # 168336    9.000% due 08/15/20                        92             98
  Pool # 169642    9.000% due 07/15/16                       416            446
  Pool # 169824    9.000% due 11/15/16                        44             47
  Pool # 170662    8.500% due 08/15/16                       228            241
  Pool # 171553    9.000% due 07/15/16                       456            489
  Pool # 171772    9.000% due 10/15/16                       634            680
  Pool # 171776    9.000% due 11/15/16                       146            157
  Pool # 172035    9.000% due 08/15/16                       100            107
  Pool # 172723    8.500% due 07/15/16                        69             73
  Pool # 172908    9.000% due 09/15/16                        35             38
  Pool # 173049    9.000% due 07/15/16                       293            314
  Pool # 174840    9.000% due 10/15/16                        59             63
  Pool # 176375    9.000% due 08/15/16                       298            320
  Pool # 178046    8.500% due 05/15/17                       315            332
  Pool # 180290    8.500% due 11/15/16                       592            625
  Pool # 180303    9.000% due 10/15/16                        70             75
  Pool # 182526    8.500% due 02/15/17                       274            289
  Pool # 182616    9.000% due 06/15/17                        37             39
  Pool # 182643    9.000% due 10/15/16                         7              8
  Pool # 187956    9.000% due 11/15/16                        22             24
  Pool # 188448    8.500% due 03/15/17                       285            300
  Pool # 190486    8.000% due 03/15/17                       116            120
  Pool # 192748    8.500% due 08/15/17                        60             64
  Pool # 192883    8.500% due 01/15/17                       127            134
  Pool # 193242    8.500% due 01/15/17                       106            112
  Pool # 193800    9.000% due 10/15/16                       125            134
  Pool # 194001    8.500% due 02/15/17                       290            306
  Pool # 196932    8.500% due 04/15/17                        30             31
  Pool # 197268    8.500% due 05/15/17                       144            152
  Pool # 197400    8.500% due 01/15/17                        80             84
  Pool # 199031    8.500% due 01/15/17                       110            117
  Pool # 199531    8.500% due 02/15/17                       306            323
  Pool # 200712    8.500% due 02/15/17                       893            942
  Pool # 202144    8.500% due 02/15/17                       411            434
  Pool # 202883    8.500% due 03/15/17                       156            165
  Pool # 204828    8.500% due 02/15/17                         7              7
  Pool # 205426    8.500% due 02/15/17                       132            140
  Pool # 208209    8.000% due 05/15/17                        27             28
  Pool # 209198    8.500% due 03/15/17                       233            246
  Pool # 209432    9.000% due 05/15/17                       121            129
  Pool # 211127    8.500% due 03/15/17                       291            307
  Pool # 211129    8.500% due 06/15/17                        51             54
  Pool # 213365    8.000% due 04/15/17                        25             26
  Pool # 216928    8.500% due 05/15/17                       264            279
  Pool # 217536    8.500% due 05/15/17                        89             94
  Pool # 220383    8.500% due 07/15/17                       253            267
  Pool # 224505    9.000% due 07/15/17                        36             39
  Pool # 225968    8.500% due 07/15/17                        50             53
  Pool # 246616    9.000% due 04/15/18                        19             20
  Pool # 290338   10.500% due 06/15/20                        72             80
  Pool # 291365   10.500% due 07/15/20                        29             33


                                                       Diversified Bond Fund  97

DIVERSIFIED BOND FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

  Pool # 295123   10.500% due 10/15/20                $       70     $       79
  Pool # 297999   10.500% due 12/15/20                       122            136
  Pool # 299159   10.500% due 11/15/20                       335            376
  Pool # 299881    9.000% due 04/15/21                        20             21
  Pool # 301982   10.500% due 01/15/21                        56             63
  Pool # 305463    9.000% due 04/15/21                        10             11
  Pool # 330230    7.000% due 06/15/23                        74             73
  Pool # 330867    7.000% due 11/15/22                       293            288
  Pool # 335301    6.500% due 03/15/09                       177            175
  Pool # 338250    7.000% due 11/15/22                       486            478
  Pool # 340165    6.500% due 03/15/09                        25             24
  Pool # 340376    7.000% due 05/15/23                       459            451
  Pool # 342826    8.000% due 07/15/26                       343            350
  Pool # 343370    7.000% due 07/15/23                       479            471
  Pool # 344510    7.000% due 09/15/23                       319            314
  Pool # 345170    7.000% due 08/15/23                       458            451
  Pool # 347721    6.500% due 06/15/09                       221            218
  Pool # 347901    7.000% due 06/15/23                        54             53
  Pool # 350386    7.000% due 05/15/23                       296            291
  Pool # 350934    7.000% due 08/15/23                        88             87
  Pool # 351129    6.500% due 07/15/08                       221            219
  Pool # 351553    7.000% due 10/15/23                       417            409
  Pool # 351711    7.000% due 10/15/23                       426            419
  Pool # 352163    7.000% due 06/15/23                       446            438
  Pool # 352474    7.000% due 06/15/23                       490            482
  Pool # 354191    7.000% due 06/15/23                       347            341
  Pool # 355247    7.500% due 08/15/23                       255            257
  Pool # 355637    7.000% due 07/15/23                       312            307
  Pool # 356469    7.000% due 07/15/23                       329            323
  Pool # 356697    7.000% due 08/15/23                       336            330
  Pool # 356952    7.000% due 06/15/23                     1,503          1,477
  Pool # 357959    7.000% due 07/15/23                       448            440
  Pool # 358499    7.000% due 07/15/23                        38             37
  Pool # 358674    7.000% due 06/15/23                        76             74
  Pool # 358801    7.500% due 06/15/23                       752            755
  Pool # 359897    7.000% due 10/15/23                        62             61
  Pool # 361279    7.000% due 12/15/23                        35             34
  Pool # 363681    7.000% due 11/15/23                        71             72
  Pool # 363760    7.000% due 11/15/23                        67             66
  Pool # 364318    7.000% due 08/15/23                       492            484
  Pool # 364457    7.000% due 09/15/23                       533            524
  Pool # 366328    7.000% due 09/15/23                        71             70
  Pool # 366437    7.000% due 09/15/23                        34             33
  Pool # 366793    7.000% due 05/15/24                     2,577          2,532
  Pool # 367124    7.000% due 10/15/23                       433            425
  Pool # 367861    7.000% due 10/15/23                       116            114
  Pool # 368988    6.500% due 03/15/09                       211            209
  Pool # 370426    7.000% due 09/15/23                       492            483
  Pool # 370890    7.000% due 11/15/23                       272            267
  Pool # 370931    7.000% due 11/15/23                       312            307
  Pool # 371539    7.000% due 10/15/23                       279            274
  Pool # 371828    6.500% due 06/15/09                       536            531
  Pool # 372782    6.500% due 01/15/09                       535            529
  Pool # 373788    7.000% due 10/15/23                        92             91
  Pool # 374508    7.000% due 10/15/23                        61             60
  Pool # 376293    7.000% due 11/15/23                        63             62
  Pool # 376535    9.000% due 06/15/24                       256            271
  Pool # 380023    9.000% due 01/15/25                        99            105
  Pool # 381495    7.000% due 12/15/23                        71             69
  Pool # 385326    9.000% due 01/15/25                       562            593
  Pool # 386652    9.000% due 01/15/25                       127            134
  Pool # 387166    8.000% due 10/15/25                       241            246
  Pool # 389814    6.500% due 05/15/09                       124            123
  Pool # 390393    6.500% due 03/15/09                       179            177
  Pool # 393772    9.000% due 04/15/25                       489            515
  Pool # 398654    7.000% due 05/15/11                        25             25
  Pool # 403980    9.000% due 10/15/24                       583            616
  Pool # 404014    9.000% due 12/15/24                       490            518
  Pool # 405801    9.000% due 11/15/24                       596            629
  Pool # 408425    9.000% due 09/15/26                        79             83
  Pool # 408671    8.000% due 09/15/25                       266            271
  Pool # 409743    8.000% due 05/15/25                       306            312
  Pool # 410123    8.000% due 10/15/25                       797            813
  Pool # 411189    9.000% due 05/15/25                       498            526
  Pool # 411496    8.000% due 10/15/25                       455            465
  Pool # 412287    8.000% due 11/15/26                       346            353
  Pool # 412487    7.000% due 09/15/25                       412            403
  Pool # 412531    7.000% due 12/15/25                       970            949
  Pool # 412939    8.000% due 07/15/25                        65             67
  Pool # 413041    8.000% due 06/15/25                       280            286
  Pool # 413279    8.000% due 08/15/25                       115            118
  Pool # 419635    8.500% due 08/15/26                        92             95
  Pool # 419934    8.000% due 03/15/26                       363            371
  Pool # 421512    8.000% due 10/15/26                       300            306
  Pool # 423498    6.500% due 02/15/26                        65             62
  Pool # 423622    8.000% due 09/15/26                       247            252
  Pool # 423905    8.000% due 07/15/26                       358            365
  Pool # 426373    6.500% due 02/15/26                       922            879
  Pool # 428362    9.000% due 07/15/26                       249            262
  Pool # 428374    8.000% due 02/15/26                       814            831
  Pool # 429420    6.500% due 04/15/26                       971            926
  Pool # 433119    9.000% due 07/15/26                        38             40
  Pool # 435629    8.500% due 07/15/26                       537            557
  Pool # 818263    6.000% due 05/20/24 (c)                 2,472          2,500
Government National Mortgage Association
    6.500% 30 Year TBA (b)                                 3,000          2,861
    7.000% 30 Year TBA (b)                                 1,605          1,570
    8.000% 30 Year TBA (b)                                 1,750          1,785


98  Diversified Bond Fund

DIVERSIFIED BOND FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Mid-St Trust II Class A-3 CMO
    9.350% due 04/01/98                               $      344     $      351
PNC Mortgage Securities Corp.
  Series 1994-3 Class A-1
    7.500% due 06/18/10                                      429            429
Ryland Acceptance Corp. Four
  Series 88 Class E CMO
    7.950% due 01/01/19                                    2,172          2,196
United States Department
  of Veteran Affairs REMIC
  Series 1992-1 Class 2-E
    7.750% due 03/15/16                                      550            560
                                                                     ----------

                                                                        184,905
                                                                     ----------

NON-US BONDS - 1.4%
Canada, Government of
  Series A-80
    8.000% due 11/01/98                        CAD         3,000          2,334
New Zealand Government
    6.500% due 02/15/00                        NZD         4,300          2,993
    8.000% due 02/15/01                                    3,300          2,409
                                                                     ----------

                                                                          7,736
                                                                     ----------

UNITED STATES GOVERNMENT
AGENCIES - 4.7%
Federal Home Loan Bank
    5.200% due 10/20/00 (c)                      $           775            755
Federal Home Loan Mortgage Corp.
    6.785% due 03/01/06                                      875            853
Federal National Mortgage Association (MTN)
    7.640% due 06/16/04                                    1,480          1,495
    7.690% due 09/13/06                                    1,190          1,227
    7.650% due 10/06/06                                      750            760
    7.190% due 05/29/26                                    1,180          1,194
    7.270% due 07/27/26                                      415            427
Government Backed Trust Certificates
  Class 1-C
    9.250% due 11/15/01                                    7,722          8,266
  Series 2E
    9.400% due 05/15/02                                    1,122          1,203
  Series T-3
    9.625% due 05/15/02 (c)                                4,713          5,050
Resolution Funding Corp.
    8.875% due 07/15/20                                    3,155          3,840
    8.625% due 01/15/21                                      880          1,045
    8.625% due 01/15/30                                      390            479
                                                                     ----------

                                                                         26,594
                                                                     ----------

UNITED STATES GOVERNMENT
TREASURIES - 31.2%
United States Treasury Bonds
   10.750% due 02/15/03                                    6,280          7,689
   10.750% due 05/15/03                                   12,550         15,440
   11.875% due 11/15/03                                      900          1,174
   10.750% due 08/15/05                                    6,460          8,288
   11.750% due 02/15/10                                    1,455          1,932
   12.750% due 11/15/10                                    4,780          6,766
   13.875% due 05/15/11                                    2,280          3,442
   12.000% due 08/15/13                                    1,265          1,809
   13.250% due 05/15/14                                      725          1,125
   12.500% due 08/15/14                                      245            366
    7.500% due 11/15/16                                    6,670          7,220
    8.750% due 05/15/17                                    1,500          1,830
    8.875% due 08/15/17                                      615            760
    8.125% due 08/15/19                                    9,965         11,527
    7.875% due 02/15/21                                    3,215          3,634
    8.125% due 08/15/21                                    1,635          1,898
    8.000% due 11/15/21                                      975          1,118
    7.250% due 08/15/22                                    3,945          4,173
    7.125% due 02/15/23                                    2,275          2,375
    6.250% due 08/15/23                                    2,275          2,133
    6.875% due 08/15/25                                    2,250          2,294
United States Treasury Notes
    5.250% due 12/31/97                                    2,965          2,955
    5.625% due 01/31/98                                    1,560          1,559
    7.250% due 02/15/98                                       40             41
    5.125% due 03/31/98                                      720            715
    6.125% due 05/15/98                                      440            442
    5.375% due 05/31/98                                      865            860
    6.000% due 05/31/98                                    3,720          3,732
    8.250% due 07/15/98                                    4,090          4,236
    6.250% due 07/31/98                                    1,390          1,399
    4.750% due 08/31/98                                    2,940          2,890
    6.125% due 08/31/98                                    4,725          4,746
    6.000% due 09/30/98                                    3,215          3,223
    4.750% due 10/31/98                                       40             39
    5.500% due 11/15/98                                    1,060          1,053
    5.875% due 03/31/99                                    2,595          2,593
    6.750% due 05/31/99                                      200            203
    6.750% due 06/30/99                                    1,000          1,018


                                                       Diversified Bond Fund  99

DIVERSIFIED BOND FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

    6.875% due 07/31/99                               $      425     $      434
    8.000% due 08/15/99                                    1,230          1,288
    6.875% due 08/31/99                                      245            250
    7.750% due 11/30/99                                    3,460          3,615
    7.750% due 01/31/00                                   13,660         14,294
    7.125% due 02/29/00                                    2,050          2,110
    6.125% due 07/31/00                                    5,460          5,460
    8.750% due 08/15/00                                      795            862
    6.250% due 08/31/00                                    3,965          3,980
    5.750% due 10/31/00                                    1,980          1,954
    5.625% due 11/30/00                                    1,500          1,473
    6.375% due 03/31/01                                      490            493
    6.625% due 06/30/01                                    1,550          1,575
    6.625% due 07/31/01                                    2,465          2,508
    6.250% due 10/31/01                                      200            200
    6.250% due 02/15/03                                    3,000          2,996
    5.750% due 08/15/03                                    1,980          1,921
    7.875% due 11/15/04                                    3,000          3,274
    6.875% due 05/15/06                                    5,000          5,152
United States Treasury
  Principal Only Strip
    Zero Coupon due 11/15/99                                 200            169
  Stripped Interest Payment
    Zero Coupon due 08/15/08                               1,700            795
                                                                     ----------

                                                                        173,500
                                                                     ----------

YANKEE BONDS - 2.0%
African Development Bank
    6.875% due 10/15/15                                      745            722
    8.800% due 09/01/19                                      295            349
Alberta, Province of
    9.250% due 04/01/00                                      160            174
Asian Development Bank
    8.000% due 04/30/01                                      175            184
    8.500% due 05/02/01                                      180            194
    6.250% due 10/24/05                                      315            307
Finland, Republic of
    5.875% due 02/27/06                                      475            448
Hydro Quebec Series GH
    8.250% due 04/15/26                                      505            540
Hydro, Quebec
    9.710% due 12/24/97                                    1,000          1,037
International American Development Bank
    7.000% due 06/15/25                                    1,400          1,381
    6.950% due 08/01/26                                      155            160
International Bank for
  Reconstruction & Development
    8.625% due 10/15/16                                      270            315
Manitoba, Province of
    9.250% due 04/01/20                                      200            244
Metropolitano de Lisboa
    7.420% due 10/15/16                                      750            764
New Brunswick, Province of
    9.750% due 05/15/20                                      190            240
Newfoundland, Province of
    10.000% due 12/01/20                                      90            114
Noranda Forest, Inc.
    6.875% due 11/15/05                                      250            243
Nordbanken AB
    7.250% due 10/30/06                                      775            776
Nova Scotia, Province of
    9.125% due 05/01/21                                      640            762
Quebec, Province of
    7.125% due 02/09/24                                      635            610
Saskatchewan, Province of
    8.000% due 07/15/04                                    1,045          1,121
St. George Bank, Ltd.
    7.150% due 10/01/05                                      425            424
                                                                     ----------

                                                                         11,109
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $516,329)                                                         522,561
                                                                     ----------

                                                        NUMBER
                                                          OF
                                                        SHARES
                                                      ----------

OPTIONS PURCHASED - 0.2%
United States Treasury Notes
  Jan 91.94 Call (e)                                     15,000*          1,104
                                                                     ----------
TOTAL OPTIONS PURCHASED
(cost $1,032)                                                             1,104
                                                                     ----------

PREFERRED STOCKS - 0.4%
Australia & New Zealand Banking Group,                    23,500            637
Credit Lyonnais Capital S.C.A. - ADR                      15,700            375
Texaco Capital Series B                                    7,800            170
TIG Holdings, Inc.                                         7,200            758
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $1,899)                                                             1,940
                                                                     ----------


100  Diversified Bond Fund

DIVERSIFIED BOND FUND

December 31, 1996

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                      ----------     ----------

Short-Term Investments - 8.2%
Federal Home Loan Mortgage
  Discount Notes
    5.500% due 01/15/97 (a)                           $    1,000     $      998
Frank Russell Investment Company
  Money Market Fund due on demand (a)                     44,450         44,450
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $45,448)                                                           45,448
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $564,708)(d) - 102.8%                                  571,053

OTHER ASSETS AND LIABILITIES, NET - (2.8%)                              (15,288)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  555,765
                                                                     ----------
                                                                     ----------


(a)  At cost, which approximates market.
(b)  Forward commitment. See Note 2.
(c)  Adjustable or floating rate securities.
(d)  See Note 2 for federal income tax information.
(e)  Nonincome-producing security.
 *   Represents 1 over-the-counter contract.

ABBREVIATIONS:
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
MTN - Medium Term Note
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:
CAD - Canadian dollar
NZD - New Zealand dollar
USD - U.S. dollar


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Note 2)

                                                     UNREALIZED
 CONTRACTS TO     IN EXCHANGE                       APPRECIATION
   DELIVER            FOR           SETTLEMENT     (DEPRECIATION)
    (000)            (000)             DATE             (000)
--------------   --------------   --------------   --------------
USD        756   CAD     1,000       01/21/97      $          (24)
USD        756   CAD     1,000       01/27/97                 (24)
CAD      1,000   USD       745       01/21/97                  13
CAD      1,000   USD       748       01/27/97                  16
CAD      3,235   USD     2,430       02/24/97                  60
NZD      3,763   USD     2,648       05/19/97                   7
                                                   --------------
                                                   $           48
                                                   --------------
                                                   --------------


        The accompanying notes are an integral part of the financial statements.


                                                      Diversified Bond Fund  101

DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996


ASSETS
Investments at market (identified cost $564,708,031)(Note 2) . . . . . . . . . . . . . . . . . . . .     $   571,052,865
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             752,075
Forward foreign currency exchange contracts (cost $8,082,554)(Note 2). . . . . . . . . . . . . . . .           8,033,939
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           7,489,570
  Investments sold (regular settlement)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . .           9,883,264
  Investments sold (delayed settlement)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . .           3,845,625
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,692,627
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              28,662
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         604,778,627

LIABILITIES
Payables:
  Investments purchased (regular settlement) . . . . . . . . . . . . . . . . . .     $    14,935,920
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . .          24,371,266
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,293,174
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             290,686
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .             136,114
Forward foreign currency exchange contracts
  (cost $8,082,554)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . .           7,986,104
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          49,013,264
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   555,765,363
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . .       $       (62,116)
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (9,942,950)
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,344,834
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              48,173
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             241,930
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         559,135,492
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   555,765,363
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share:
  Class S ($554,803,554 divided by 24,151,160 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . .          $22.97
                                                                                                         ---------------
                                                                                                         ---------------
Class C ($961,809 divided by 41,851 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $22.98
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


102  Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996


INVESTMENT INCOME
Income:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    34,362,387
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,454,283
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             225,229
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          37,041,899

Expenses (Notes 1, 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     2,360,392
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             343,742
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             303,734
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              32,260
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .              55,006
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,716
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              42,537
  Registration fees
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              38,081
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  85
  Distribution fees - Class C. . . . . . . . . . . . . . . . . . . . . . . . . .                 555
  Shareholder servicing fees - Class C . . . . . . . . . . . . . . . . . . . . .                 347
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,181,455
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          33,860,444
                                                                                                         ---------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              68,185
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              88,737
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . .             288,392             445,314
                                                                                     ---------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (15,844,879)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . .             (67,729)        (15,912,608)
                                                                                     ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (15,467,294)
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $    18,393,150
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


                                                      Diversified Bond Fund  103

DIVERSIFIED BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    33,860,444     $    34,316,604
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .             445,314           5,039,195
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .         (15,912,608)         44,791,172
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . .          18,393,150          84,146,971

Distributions to shareholders:
  Net investment income
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (33,897,529)        (34,786,410)
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (11,435)                 --
  In excess of net investment income
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (86,687)                 --
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (29)                 --
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .          57,559,521         (60,866,783)
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .          41,956,991         (11,506,222)
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         513,808,372         525,314,594
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR
  (including accumulated distributions in excess of net investment income of $62,116 and undistributed net investment income
  of $48,520, respectively). . . . . . . . . . . . . . . . . . . . . . . . . . .     $   555,765,363     $   513,808,372
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


104  Diversified Bond Fund

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $  23.69       $  21.53       $  23.73       $  23.49       $  24.29
                                                              --------       --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      1.47           1.54           1.46           1.48           1.62
  Net realized and unrealized gain (loss) on investments . .      (.71)          2.18          (2.22)           .83           (.10)
                                                              --------       --------       --------       --------       --------

  Total Income From Investment Operations. . . . . . . . . .       .76           3.72           (.76)          2.31           1.52
                                                              --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .     (1.48)         (1.56)         (1.42)         (1.48)         (1.63)
  In excess of net investment income . . . . . . . . . . . .        --             --             --           (.01)            --
  Net realized gain on investments . . . . . . . . . . . . .        --             --             --           (.58)          (.69)
  In excess of net realized gain on investments. . . . . . .        --             --           (.02)            --             --
                                                              --------       --------       --------       --------       --------

  Total Distributions. . . . . . . . . . . . . . . . . . . .     (1.48)         (1.56)         (1.44)         (2.07)         (2.32)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $  22.97       $  23.69       $  21.53       $  23.73       $  23.49
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . . .      3.43          17.76          (3.25)         10.02           6.57

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets . . . . .         .61            .59            .56            .58            .62
  Operating expenses, gross, to average net assets . . . .         .61            .59            .56            .58            .67
  Net investment income to average net assets  . . . . . .        6.46           6.69           6.57           6.13           6.79
  Portfolio turnover . . . . . . . . . . . . . . . . . . .      138.98         135.85         153.21         177.74         228.37
  Net assets, end of year ($000 omitted) . . . . . . . . .     554,804        513,808        525,315        477,341        412,394
  Per share amount of fees waived ($ omitted). . . . . . .          --             --             --             --          .0115



                                                      Diversified Bond Fund  105

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                        1996*
                                                                     ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .     $    23.16
                                                                     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .            .25
  Net realized and unrealized gain (loss) on investments . . . .           (.09)
                                                                     ----------

  Total Income From Investment Operations. . . . . . . . . . . .            .16
                                                                     ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .           (.34)
                                                                     ----------

  Total Distributions. . . . . . . . . . . . . . . . . . . . . .           (.34)
                                                                     ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .     $    22.98
                                                                     ----------
                                                                     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . .           0.67

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets (b) . . . . . . . .             1.31
  Net investment income to average net assets (b). . . . . . .             5.75
  Portfolio turnover . . . . . . . . . . . . . . . . . . . . .           138.98
  Net assets, end of period ($000 omitted) . . . . . . . . . .              962


*    For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(b)  The ratios for the period ended December 31, 1996 are annualized.


106  Diversified Bond Fund

VOLATILITY CONSTRAINED BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


OBJECTIVE:   To preserve capital and generate current income consistent with the preservation of capital.

INVESTS IN:  Fixed-income securities with low-volatility characteristics.

STRATEGY:    The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk relative to other short-term bond investments. The Fund employed the investment management services of three managers using three approaches to investment in short-term fixed income securities.



DATES             VOLATILITY CONSTRAINED             ML 1-2.99 **          LIPPER-C- SHORT 1-5 YR ++
    *                            $10,000                  $10,000                            $10,000
 1987                            $10,427                  $10,565                            $10,509
 1988                            $11,237                  $11,222                            $11,230
 1989                            $12,432                  $12,442                            $12,367
 1990                            $13,541                  $13,652                            $13,367
 1991                            $15,166                  $15,246                            $14,955
 1992                            $15,513                  $16,207                            $15,808
 1993                            $16,547                  $17,084                            $16,781
 1994                            $16,545                  $17,181                            $16,719
 1995                            $18,180                  $19,071                            $18,516
 1996                            $19,028                  $20,020                            $19,342
----------------------------------------------------------------------------------------------------

Total                           $158,616                 $162,690                           $159,594
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

VOLATILITY CONSTRAINED BOND FUND

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,466       4.66%
5 Years             $  12,547       4.64%#
10 Years            $  19,028       6.64%#


MERRILL LYNCH 1-2.99 YEARS TREASURY INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,498       4.98%
5 Years             $  13,131       5.60%#
10 Years            $  20,020       7.19%#


LIPPER-C- SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,446       4.46%
5 Years             $  12,933       5.28%#
10 Years            $  19,342       6.82%#

   * Assumes initial investment on January 1, 1987.

  ** Merrill Lynch 1-2.99 Years Treasury Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing US Treasury debt. Issues must carry a term to maturity of at least one year, and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.

  ++ Lipper-C- Short (1-5 Yr.) Investment Grade Debt Funds Average is the average total return for the universe of funds within the Short Investment Grade Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates. This type of fund which invests at least 65% of assets in investment grade debt issues (rated in top four grades) with average maturities of five years or less.

   # Annualized.


108  Volatility Constrained Bond Fund

VOLATILITY CONSTRAINED BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1996, the Volatility Constrained Bond
Fund had a total return of 4.7%, as compared to the Merrill Lynch
1-2.99 Years Treasury Index results of 5%. The Fund modestly underperformed the Index primarily due to a slightly longer-than-index duration during much of the year that detracted from returns as interest rates rose.

PORTFOLIO HIGHLIGHTS

Short-maturity bonds outperformed longer alternatives during 1996. Intermediate bonds, as measured by the Lehman Brothers Aggregate Bond Index, rose only 3.6% while the Merrill Lynch 1-2.99 Years Treasury
Index gained 5%. As in other segments of the bond market, short-term rates were volatile during the year. Yields on two- to five-year treasuries rose more the 70 basis points. Hints of inflation in wages and the producer price index along with robust economic growth kept investors fearful of Federal Reserve intervention for much of 1996.

The Volatility Constrained Bond Fund's managers saw little real evidence of inflationary threat, or of sustainable strong economic growth.
Good issue selection, particularly in corporates and mortgage- and asset-backed securities, added value. The Fund's duration was a slight detractor.

-------------------------------------------------------------------
TOP TEN ISSUERS
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

United States Treasury                                    35.2%
Federal Home Loan Mortgage Corp.                           3.9
Government National Mortgage Association                   3.5
Chase Manhattan Auto Owner Trust                           3.0
Federal National Mortgage Association                      2.9
Chase Manhattan Credit Card Master Trust                   2.4
Sears Credit Account Trust                                 2.2
WSF Financial Owner Trust                                  2.2
Olympic Automobile Receivables Trust                       2.2
Premier Auto Trust                                         2.1

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Weighted Average Quality Diversification                   AAA
Weighted Average Years-to-Maturity                   2.5 Years
Weighted Average Duration                            1.7 Years
Current Yield (SEC 30-day standardized)                   5.5%
Number of Issues                                           123
Number of Issuers                                           98

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS                                        STYLES

Blackrock Financial Management                Mortgage/Asset-Backed
                                                  Specialist
STW Fixed Income Management, Inc.             Sector Rotation Core
Standish, Ayer & Wood, Inc.                   Corporate Specialist

-------------------------------------------------------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                           Volatility Constrained Bond Fund  109

VOLATILITY CONSTRAINED BOND FUND

STATEMENT OF NET ASSETS

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

LONG-TERM INVESTMENTS - 93.4%
ASSET-BACKED SECURITIES - 28.1%
AFC Home Equity Loan Trust
  Series 1993 - 2 Class A
    6.000% due 01/20/13                                $     218     $      213
AFC Mortgage Loan Trust
  Series 1996 - 3 Class 1A2
    7.220% due 02/25/27                                      125            126
ALPS Pass-thru Trust
  Series 1994-1 Class A-2
    7.150% due 09/15/04 (c)                                  387            389
American Express Credit Account Master Trust
  Series 1996-1 Class A
    6.800% due 12/15/03                                    3,000          3,047
Associates Manufactured Housing
  Mortgage Pass-Thru Certificate
  Series 1996 - 1 Class A1
    6.200% due 03/15/27                                      399            400
Banc One Auto Grantor Trust
  Series 1996-A Class A
    6.100% due 10/15/02                                      545            546
  Series 1996-B Class A
    6.550% due 02/15/03                                      334            336
Chase Manhattan Auto Owner Trust
  Series 1996-C Class A3
    5.950% due 11/15/00                                    4,820          4,802
Chase Manhattan Credit Card Master Trust
  Series 1996-4 Class A
    6.730% due 02/15/03                                    3,900          3,954
Chevy Chase Auto Receivables Trust
  Series 1996-2 Class A
    5.900% due 07/15/03                                    1,200          1,196
Daimler-Benz Vehicle Trust
  Series 1996-A Class A
    5.850% due 12/15/03                                    1,630          1,625
EQCC Home Equity Loan Trust
  Series 1993-4 Class A
    5.725% due 12/15/08                                       71             69
  Series 1994-1 Class A
    5.800% due 03/15/09                                      358            352
First Chicago Master Trust II
Credit Card Certificates Series 1994-L
    7.150% due 04/15/01                                    3,200          3,274
First USA Credit Card Master Trust
  Series 1994-4 Class A
    5.995% due 08/15/03 (c)                                1,000          1,009
Ford Credit Auto Lease Trust
  Series 1996-1 Class A2
    5.800% due 05/15/99                                    1,900          1,890
Ford Credit Grantor Trust
  Series 1995-B Class A
    5.900% due 10/15/00                                    1,256          1,255
Green Tree Financial Corp.
  Series 1994-A Class A
    6.900% due 02/15/04                                      539            538
  Series 1995-A Class A
    7.250% due 07/15/05                                      417            416
  Series 1992-2 Class A-2
    7.050% due 01/15/18                                        3              3
Honda Auto Receivables Grantor Trust
  Series 1995-A Class A
    6.200% due 12/15/00                                      738            740
Merrill Lynch Credit Corp.
    5.775% due 07/15/21 (c)                                  931            926
Nationsbank Auto Owner Trust
  Series 1996-A Class A3
    6.375% due 07/15/00                                    2,500          2,512
Newcourt Receivables Asset Trust
  Series 1996 - 2 Class A
    6.870% due 06/20/04                                      275            276
Olympic Automobile Receivables Trust
  Series 1996-D Class CTFS
    6.125% due 11/15/04                                    3,500          3,486
Premier Auto Trust
  Series 1996-3 Class A3
    6.500% due 03/06/00                                    3,400          3,423
Remodelers Home Improvement Loan
  Series 1995-3 Class A2
    6.800% due 12/20/07                                      550            551
Sears Credit Account Master Trust II
  Series 1995-4 Class A
    6.250% due 01/15/03                                    3,500          3,514
SPNB Home Equity Loan
  Series 1991-1 Class B
    8.150% due 06/15/20                                      267            274
The Money Store Home Equity Loan Trust
  Series 1996-B Class A3
    6.820% due 02/15/10                                      600            603
TLFC IV Equipment Lease Trust
  Series 1996 Class A
    5.980% due 11/20/02                                      531            530


101  Volatility Constrained Bond Fund

VOLATILITY CONSTRAINED BOND FUND

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

UCFC Home Equity Loan Trust
  Series 1993-B1 Class A-1
    6.075% due 07/25/14                               $      146     $      144
WFS Financial Owner Trust
  Series 1996-D Class A3
    6.050% due 07/20/01 (c)                                3,500          3,491
                                                                     ----------

                                                                         45,910
                                                                     ----------

CORPORATE BONDS AND NOTES - 16.1%
Ahmanson (H.F.)
    9.875% due 11/15/99                                      400            435
Bank of Boston Corp.
    9.500% due 08/15/97                                      850            868
Capital One Bank (MTN)
    6.844% due 06/13/00                                      900            901
Caterpillar Financial Services (MTN)
    6.100% due 07/15/99                                      500            498
Chase Manhattan Corp.
    5.750% due 12/05/09 (c)                                  800            783
CIT Group Holdings, Inc. (MTN)
    6.200% due 04/15/98                                      725            728
Comdisco, Inc.
    6.500% due 06/15/00                                      610            609
Connecticut Light & Power Co.
    7.625% due 04/01/97                                      784            785
ERP Operating, L.P.
    6.250% due 12/22/97 (c)                                  875            881
    8.500% due 05/15/99                                      225            233
Finova Capital Corp.
    6.450% due 06/01/00                                      625            625
First Union Corp.
    6.750% due 01/15/98                                      410            413
First USA Bank
    5.750% due 01/15/99                                      875            863
Fleet Financial Group, Inc.
    6.000% due 10/26/98                                      150            150
Fleet/Norstar Financial Group, Inc.
    7.650% due 03/01/97                                      875            877
General Motors Acceptance Corp.
    7.137% due 04/01/20                                    1,000          1,008
General Motors Acceptance Corp. (MTN)
    7.500% due 07/22/99                                      850            873
Greyhound Financial Corp.
    8.500% due 02/15/99                                      775            807
GTE Corp.
    10.750% due 09/15/17                                   1,200          1,293
Heller Financial, Inc. Series G (MTN)
    6.880% due 09/13/99                                      675            683
Hertz Corp.
    6.625% due 07/15/00                                      650            649
International Lease Finance Corp.
    5.750% due 12/15/99                                      850            832
ITT Corp. New
    6.250% due 11/15/00                                      450            443
Lehman Brothers Holdings, Inc.
  Series IBC (MTN)
    7.000% due 05/13/99                                      700            706
Merrill Lynch & Co., Inc.
    9.000% due 05/01/98                                      765            793
Midlantic Corp.
    9.250% due 09/01/99                                      450            479
Occidental Petroleum Corp. (MTN)
    5.950% due 11/09/98                                    1,000            994
    5.960% due 11/09/98                                      150            149
Salomon, Inc.
    6.700% due 12/01/98                                      500            502
Salomon, Inc. CMT Floater (MTN)
    6.292% due 04/05/99 (c)                                1,000          1,000
Sears Roebuck & Co. Series 7 (MTN)
    5.490% due 09/28/98                                      450            446
Taubman Realty Group, L.P.
    8.000% due 06/15/99                                      475            485
Tennessee Gas Pipeline Co.
    9.000% due 01/15/97                                      750            750
Time Warner, Inc.
    9.625% due 05/01/02                                      825            920
Transamerica Financial Corp.
    9.875% due 01/01/98                                      500            519
UCFC Home Equity Loan Trust
  Series 1996-D1 Class A3
    6.541% due 11/15/13                                      500            499
USF&G Corp.
    7.000% due 05/15/98                                    1,000          1,009
WMX Technologies, Inc.
    6.250% due 04/01/99                                      750            750
                                                                     ----------

                                                                         26,238
                                                                     ----------

MORTGAGE-BACKED SECURITIES - 10.9%
Bear Stearns Mortgage Securities, Inc.
    7.000% due 11/25/27                                      750            750
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Group # 23-0114  7.375% due 03/01/06 (c)                   418            425
  Group # 42-0203  6.088% due 08/01/20 (c)                 1,111          1,106
  Group # 42-0204  6.095% due 08/01/20 (c)                 1,663          1,655
Group #   85-0105  9.000% due 09/01/05                       373            387


                                           Volatility Constrained Bond Fund  111

VOLATILITY CONSTRAINED BOND FUND

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

  Group # A0-1600  8.000% due 09/01/18                $      961     $      998
  Group # A0-1607  8.500% due 06/01/11                       202            211
  Group # D2-9159  7.500% due 10/01/07                       584            595
  Group # G5-0258  7.500% due 05/01/00                       307            311
  Group # G5-0259  7.500% due 03/01/02                       275            279
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Principal Only Strip
  Zero Coupon due 12/15/23                                   329            321
  Federal National Mortgage Association
  Pool #   013957  8.500% due 11/01/01                       188            193
  Pool #   019455  8.750% due 03/01/04                        68             70
  Pool #   124671  7.500% due 04/01/09                       613            626
  Pool #   303749  7.000% due 11/01/08                       447            452
  Pool #   359448  8.500% due 12/01/10                       868            906
  Pool #   364703  7.000% due 06/01/04                       987            994
Federal National Mortgage Association
  REMIC Trust Series 1993-108 Class 108B
  Zero Coupon due 12/25/16                                   278            269
REMIC Trust Series 1996 - T6 Class C
    6.200% due 02/26/01                                    1,188          1,174
Government National Mortgage Association
  Pool #   008000  7.125% due 06/20/22 (c)                 2,235          2,284
  Pool #   164674  9.000% due 05/15/16                       432            463
  Pool #   177711  9.000% due 09/15/16                       191            205
  Pool #   404594  9.000% due 01/15/25                       379            400
  Pool #   780285  9.500% due 11/15/25                       863            941
  Pool #   780487  7.250% due 12/15/26                     1,294          1,309
Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1992-M3 Class A-1
    7.750% due 07/25/30                                      131            132
  Series 1995-2 Class C1
    7.450% due 05/25/29 (c)                                  346            345
                                                                     ----------

                                                                         17,801
                                                                     ----------

UNITED STATES GOVERNMENT
AGENCIES - 1.1%
Resolution Funding Corp. Interest only strips
  Zero Coupon due 10/15/98                                   950            856
Tennessee Valley Authority
    5.980% due 04/01/36                                      900            914
                                                                     ----------

                                                                          1,770
                                                                     ----------
UNITED STATES GOVERNMENT
TREASURIES - 34.9%
United States Treasury Notes
    6.125% due 05/15/98                                   14,200         14,269
    6.250% due 07/31/98                                   10,400         10,467
    6.125% due 08/31/98                                   13,450         13,509
    6.000% due 09/30/98                                    2,180          2,185
    5.875% due 10/31/98                                    1,505          1,505
    5.125% due 11/30/98                                    7,000          6,907
    6.500% due 04/30/99                                    2,000          2,024
    6.375% due 05/15/99                                      475            479
    6.000% due 10/15/99                                      600            600
    6.875% due 03/31/00                                      350            358
    6.500% due 05/31/01                                      150            152
    6.625% due 06/30/01                                      625            635
    6.500% due 08/31/01                                    1,125          1,137
    7.500% due 11/15/01                                    2,200          2,316
    6.125% due 12/31/01                                      400            398
                                                                     ----------

                                                                         56,941
                                                                     ----------
YANKEE BONDS - 2.3%
Household International
    5.250% due 10/15/98                                    1,350          1,324
Noranda Forest, Inc.
    8.875% due 10/15/99                                      450            473
Ontario, Province of
    11.500% due 03/10/13                                   1,240          1,364
Quebec, Province of
    13.250% due 09/15/14                                     450            540
                                                                     ----------

                                                                          3,701
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $152,649)                                                         152,361
                                                                     ----------

                                                        NUMBER
                                                          OF
                                                        SHARES
                                                      ----------

PREFERRED STOCKS - 0.3%
ConAgra Capital LC Series (c)                              3,400             76
Texaco Capital Series (c)                                 22,000            478
                                                                     ----------

Total Preferred Stocks
(cost $635)                                                                 554
                                                                     ----------


112  Volatility Constrained Bond Fund

VOLATILITY CONSTRAINED BOND FUND

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

SHORT-TERM INVESTMENTS - 5.4%
Advanta Corp. (MTN)
    6.250% due 07/08/97                               $      300     $      300
Frank Russell Investment Company
  Money Market Fund due on demand (a)                      8,557          8,557
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $8,857)                                                             8,857
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $162,141)(b)  - 99.1%                                  161,772

OTHER ASSETS AND LIABILITIES,
NET - 0.9%                                                                1,425
                                                                     ----------

NET ASSETS - 100.0%                                                  $  163,197
                                                                     ----------
                                                                     ----------


(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.
(c) Adjustable of floating rate securities.

ABBREVIATIONS:
MTN - Medium Term Note
REMIC - Real Estate Mortgage Investment Conduit


        The accompanying notes are an integral part of the financial statements.


                                           Volatility Constrained Bond Fund  113

VOLATILITY CONSTRAINED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996



ASSETS
Investments at market (identified cost $162,140,914)(Note 2) . . . . . . . . . . . . . . . . . . .       $   161,772,129
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,745,932
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,009,704
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,216,432
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                24,421
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           165,768,618

LIABILITIES
Payables:
  Investments purchased (regular settlement) . . . . . . . . . . . . . . . . . .     $       867,152
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . .           1,015,010
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             504,379
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             122,941
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              62,121
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,571,603
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   163,197,015
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       763,277
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (9,796,230)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . .            (368,785)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              85,584
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         172,513,169
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   163,197,015
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share
  ($163,197,015 divided by 8,558,440 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $19.07
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


114  Volatility Constrained Bond Fund

VOLATILITY CONSTRAINED BOND FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996


INVESTMENT INCOME
Income:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     9,942,761
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .             775,618
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              65,238
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,783,617

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       836,818
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             147,475
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             176,676
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .              30,167
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              26,852
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              19,738
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,654
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,282
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,267,662
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,515,955
                                                                                                         ---------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,356,862)
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,172          (2,355,690)
                                                                                     ---------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             275,385             275,385
                                                                                     ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . .                              (2,080,305)
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .                         $     7,435,650
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


                                           Volatility Constrained Bond Fund  115

VOLATILITY CONSTRAINED BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     9,515,955     $    12,472,159
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,355,690)           (909,727)
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .             275,385           6,895,465
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .           7,435,650          18,457,897

Distributions to shareholders from net investment income . . . . . . . . . . . .          (8,805,390)        (12,574,744)
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .         (17,314,716)        (19,008,806)
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .         (18,684,456)        (13,125,653)
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         181,881,471         195,007,124
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $763,277 and $55,112 respectively). . . . . . . . . . . . . . . . . . . . .     $   163,197,015     $   181,881,471
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


116  Volatility Constrained Bond Fund

VOLATILITY CONSTRAINED BOND FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $  19.21       $  18.64       $  19.78       $  19.51          20.33
                                                              --------       --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      1.09           1.21           1.15            .82           1.34
  Net realized and unrealized gain (loss) on investments . .      (.22)           .58          (1.16)           .45           (.88)
                                                              --------       --------       --------       --------       --------

  Total Income From Investment Operations. . . . . . . . . .       .87           1.79           (.01)          1.27            .46
                                                              --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .     (1.01)         (1.22)         (1.13)          (.71)         (1.28)
  Tax return of capital. . . . . . . . . . . . . . . . . . .        --             --             --           (.29)            --
                                                              --------       --------       --------       --------       --------

  Total Distributions. . . . . . . . . . . . . . . . . . . .     (1.01)         (1.22)         (1.13)         (1.00)         (1.28)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $  19.07       $  19.21       $  18.64       $  19.78          19.51
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . . .      4.66           9.89           (.02)          6.67           2.29

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets . . . . . . . . .       .76            .71            .67            .66            .68
  Net investment income to average net assets  . . . . . . .      5.69           6.33           5.97           5.79           6.74
  Portfolio turnover . . . . . . . . . . . . . . . . . . . .    311.51         256.72         182.65         220.77         312.05
  Net assets, end of year ($000 omitted) . . . . . . . . . .   163,197        181,881        195,007        225,672        292,909


                                           Volatility Constrained Bond Fund  117

MULTISTRATEGY BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


OBJECTIVE:   To provide maximum total return through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

INVESTS IN:  Fixed-income securities.

STRATEGY:    The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns by assuming the additional risk of investment in non-investment grade U.S. fixed income securities, and foreign bonds including emerging markets debt in addition to U.S. investment grade fixed income instruments. The Fund employed the investment management services of three managers with three separate approaches to bond market investment.



DATES             MULTISTRATEGY BOND       LB AGGREGATE **    LIPPER-C- INTERMEDIATE ++
Inception*                   $10,000               $10,000                      $10,000
      1993                   $10,874               $10,768                      $10,506
      1994                   $10,401               $10,454                      $10,155
      1995                   $12,265               $12,386                      $11,839
      1996                   $12,875               $12,835                      $12,216
---------------------------------------------------------------------------------------

     Total                   $56,415               $56,443                      $54,716
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------


MULTISTRATEGY BOND FUND

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,497       4.97%
Inception           $  12,875       6.66%#


LEHMAN BROTHERS AGGREGATE BOND INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,363       3.63%
Inception           $  12,835       6.58%#


LIPPER-C- INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,318       3.18%
Inception           $  12,216       5.48%#


   * Assumes initial investment on February 1, 1993. Lipper index comparison for the initial investment began January 1, 1993.

  ** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman
     Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

  ++ Lipper-C- Intermediate (5-10 Yr.) Investment Grade Debt Funds Average is the average total return for the universe of funds within the Intermediate Investment Grade Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates. This type of funds invests at least 65% of assets in U.S. Treasury Bills, Notes and Bonds with average maturities of five to ten years.

   # Annualized.


118  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1996, the Multistrategy Bond Fund had a total return of 5% as compared to the Lehman Brothers Aggregate Bond Index results of 3.6%. The Fund outperformed the index primarily due to the strong performance of non-investment grade and emerging markets debt holdings, which significantly improved performance during the year.

PORTFOLIO HIGHLIGHTS
Although 1996 provided very few opportunities for fixed income investors to generate strong returns, investors found opportunities in two of the riskier segments of the bond market--high yield US bonds and emerging markets debt. High yield bonds rewarded investors willing to accept the underlying credits risks. However, the performance opportunity was even more significant in emerging markets debt which produced dramatic gains for the year.

The strategy of the Multistrategy Bond Fund was well suited to the investment environment in 1996. There were few opportunities to generate significant returns in the investment grade market. The Fund managers did find better performing alternatives in other segments of the global bond market. In addition to generating healthy returns from both high yield and emerging markets holdings, the Fund managers found return opportunities in some developed foreign markets, including Canada. Within the investment grade market, the managers used effective security selection in mortgage-backed securities to add value. Duration was the only materially negative factor in the Fund's performance as interest rates during the course of the year.


-------------------------------------------------------------------
TOP TEN ISSUERS
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

United States Treasury                                    20.0%
Federal National Mortgage Association                     11.0
Federal Home Loan Mortgage Corp.                           9.7
Government National Mortgage Association                   8.9
Time Warner, Inc.                                          1.4
United Mexican States                                      1.1
Government of Canada                                       1.0
EQCC Home Equity Loan Trust                                0.9
Receivables Capital Corp.                                  0.8
Green Tree Financial Corp.                                 0.8

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Weighted Average Quality Diversification                    AA
Weighted Average Years-to-Maturity                   8.3 Years
Weighted Average Duration                            4.8 Years
Current Yield (SEC 30-day standardized)                   6.0%
Number of Issues                                           305
Number of Issuers                                          240

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS                                          STYLES

BEA Associates                                  Broad Market-Sector
                                                  Rotation
Pacific Investment Management Co.               Broad Market-Sector
                                                  Rotation
Standish Ayer & Wood, Inc.                      Broad Market-Sector
                                                  Rotation

-------------------------------------------------------------------


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                    Multistrategy Bond Fund  119

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

LONG-TERM INVESTMENTS - 88.4%
ASSET-BACKED SECURITIES - 5.4%
American Airlines, Inc.
  Series 1990-H
    9.800% due 01/02/08                               $    1,190     $    1,385
Asset Securitization Corp.
  Series 1996-MD6 Class A1C
    7.040% due 11/13/26                                      800            811
CIT RV Grantor Trust
  Series 1994-A Class A
    4.900% due 07/15/09                                      586            572
Cityscape Home Equity Loan Trust
  Pass-thru Certificate
  Series 1996-2 Class A2
    7.200% due 04/25/11                                      900            911
EQCC Home Equity Loan Trust
  Series 1996-4 Class A1
    5.790% due 12/15/02                                    3,000          3,000
Fleetwood Credit Corp. Grantor Trust
  Series 1994-B Class A
    6.750% due 03/15/10                                      455            455
Fund America Investors Corp. II
  Pass-thru Certificate
  Series 1993-F Class A-1
    5.400% due 09/25/09                                      152            146
GMAC Commercial Mortgage Securities, Inc.
  Series 1996-C1 Class F
    7.860% due 11/15/06                                      500            433
Green Tree Financial Corp.
  Series 1995-5 Class A3
    6.250% due 10/15/25                                      600            600
  Series 1995-6 Class A3
    6.650% due 11/15/25                                      900            906
  Series 1995-8 Class A2
    6.150% due 12/15/26 (c)                                  950            952
Greenwich Capital Acceptance, Inc.
  Series 1994 Class A-1
    8.630% due 11/25/24 (c)                                  466            476
Merrill Lynch Mortgage Investors, Inc.
  Mortgage Pass-thru Certificate
  Series 1996-C2 Class A2
    6.820% due 11/21/28 (c)                                  340            343
Morgan Stanley Capital I, Inc.
  Mortgage Pass-thru Certificate
  Series 1996-WF1 Class X
    1.423% due 01/15/13 (c)                                3,450            276
Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1994-1 Class M-2
    7.750% due 09/25/29                                      425            429
  Series 1994-C2 Class G
    8.000% due 04/25/25                                      291            261
Resolution Trust Corp.
  Series 1995-1 Class 2-C
    7.500% due 10/25/28 (c)                                  325            328
  Series 1995-C1 Class C
    6.900% due 02/25/27 (c)                                  300            295
Salomon Brothers Mortgage
  Securities VII, Inc.
  Mortgage Pass-thru Certificate
  Series 1994-16
    8.316% due 11/25/24 (c)                                1,354          1,391
Structured Asset Securities Corp.
  Mortgage Pass-thru Certificate
  Series 1996-CFL Class A1C
    5.944% due 02/25/28                                      360            352
Structured Asset Securities Corp.
  Series 1996-CFL Class C
    6.525% due 02/25/28                                      250            242
The Money Store Home Equity Loan Trust
  Series 1996-B Class A5
    7.180% due 12/15/14                                      750            761
The Money Store Trust
  Series 1996-A Class A5
    6.850% due 06/15/19                                      700            701
TMS Home Equity Loan Trust
  Series 1992-B Class A
    6.900% due 07/15/07                                      281            280
UCFC Home Equity Loan Trust
  Series 1994-B Class A-6
    7.100% due 06/10/23                                      339            345
                                                                     ----------

                                                                         16,651
                                                                     ----------

CORPORATE BONDS AND NOTES - 21.3%
Aames Financial Corp.
    9.125% due 11/01/03                                      475            485
ADT Operations, Inc.
    8.250% due 08/01/00                                      400            423


120  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Advanta National Bank
    6.450% due 10/30/00                               $      700     $      690
AK Steel Corp.
   10.750% due 04/01/04                                      625            683
American Airlines Class A-1
    9.710% due 01/02/07                                      350            393
American Standard, Inc.
   10.875% due 05/15/99                                      350            374
American Standard, Inc. Step Up Bond
    Zero coupon due 06/01/05                                 500            465
AMR Corp. (MTN)
    9.950% due 03/07/01                                    1,000          1,105
Anchor Bancorp, Inc.
    8.937% due 07/09/03                                      375            376
Armco, Inc.
    9.375% due 11/01/00                                      265            266
AT&T Capital Corp. (MTN)
    6.030% due 10/27/97                                    1,100          1,103
Banesto Delaware, Inc.
    8.250% due 07/28/02                                      500            530
Bank of Boston Capital Trust I
    8.250% due 12/15/26                                    1,500          1,530
Bank United Corp.
    8.050% due 05/15/98                                      200            196
Beaver Valley Funding Corp. II
    8.625% due 06/01/07                                      205            199
BellSouth Capital Funding Corp.
    6.040% due 11/15/26                                      800            791
BellSouth Telecommunications, Inc.
    5.850% due 11/15/45                                    1,100          1,083
Capital One Bank (MTN)
    8.125% due 03/01/00                                      325            338
    6.875% due 04/24/00                                      375            376
Century Communications Corp.
    9.500% due 08/15/00                                      425            437
Chase Manhattan Corp. New
    6.250% due 01/15/06                                      310            294
Chelsea GCA Realty, Inc.
    7.750% due 01/26/01                                      440            446
Chevy Chase Savings Bank
    9.250% due 12/01/05                                      500            510
Citicorp
    6.750% due 08/15/05                                      350            343
    7.125% due 09/01/05                                      450            454
Clark Oil & Refining Corp.
   10.500% due 12/01/01                                       75             78
    9.500% due 09/15/04                                      150            152
Cleveland Electric Illum Co.
    7.625% due 08/01/02                                      570            571
    9.375% due 03/01/17                                    1,000          1,026
CMS Energy Corp.
    9.500% due 10/01/97 (c)                                1,000          1,024
Coast Federal Bank
   13.000% due 12/31/02                                      375            415
Coast Savings Financial, Inc.
   10.000% due 03/01/00                                      175            181
Coastal Corp.
   10.375% due 10/01/00                                      500            561
Colonial Realty L.P.
    7.500% due 07/15/01                                      775            785
Comcast Corp.
    9.125% due 10/15/06                                      275            282
   10.625% due 07/15/12                                      300            327
Commercial Federal Corp.
    7.950% due 12/01/06                                      100            100
Conseco Financing Trust II
    8.700% due 11/15/26                                      700            704
Contifinancial Corp.
    8.375% due 08/15/03                                      400            412
Continental Airlines, Inc.
    9.500% due 12/15/01                                      710            722
CP Limited Partnership
    8.750% due 03/02/00                                      500            509
Crown Packaging Enterprises Step Up Bond
    Zero Coupon due 08/01/06                                 300             80
CTC Mansfield Funding Corp.
   10.250% due 03/30/03                                      498            505
Delta Air Lines, Inc.
   10.375% due 02/01/11                                      340            417
Dime Bancorp, Inc.
   10.500% due 11/15/05                                      320            352
EnviroSource, Inc.
    9.750% due 06/15/03                                      310            292
ERAC USA Finance Co. (MTN)
    6.350% due 01/15/01                                      725            714
ERP Operating, L.P.
    8.500% due 05/15/99                                      350            362
Exide Corp.
   10.750% due 12/15/02                                      250            261
   10.000% due 04/15/05                                      250            259
Falcon Holdings Group, L.P.
  PIK Series B
   11.000% due 09/15/03                                      275            248
Federal Realty Investment Trust
    8.875% due 01/15/00                                      650            685


                                                    Multistrategy Bond Fund  121

MULTISTRATEGY BOND FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Ferrellgas Partners LP Series B
    9.375% due 06/15/06                               $      450     $      455
First Nationwide Holdings, Inc.
   12.250% due 05/15/01                                      425            479
   12.500% due 04/15/03                                    1,370          1,534
First USA Bank
    5.850% due 02/22/01                                      500            480
Forcenergy, Inc.
    9.500% due 11/01/06                                      900            938
Ford Motor Credit Co.
    6.850% due 08/15/00                                      475            479
Fresenius Medical Care Capital Trust
    9.000% due 12/01/06                                      255            229
Gaylord Container Corp. Step Up Bond
   12.750% due 05/15/05 (c)                                  165            182
General Motors Acceptance Corp. (MTN)
    7.375% due 04/15/99                                      940            961
    8.500% due 01/31/00                                      600            634
    6.625% due 04/24/00                                      550            553
    6.900% due 07/05/00                                      180            182
Goldman Sachs Group, L.P.
    6.375% due 06/15/00                                      400            397
    6.200% due 02/15/01                                      300            295
Guangdong International
  Trust & Investment Corp.
    8.750% due 10/24/16                                      800            811
Healthsouth Rehabilitation Corp.
    9.500% due 04/01/01                                      750            795
Hills Stores Co., Series B
   12.500% due 07/01/03                                      250            222
Homeside, Inc. Series B
   11.250% due 05/15/03                                      350            390
ISP Holdings, Inc.
    9.000% due 10/15/03                                      450            457
Israel Electric Corp., Ltd.
    7.250% due 12/15/06                                    1,900          1,889
Loewen Group International, Inc.
    7.750% due 10/15/01                                      200            204
    8.250% due 10/15/03                                      700            709
Long Island Lighting Co.
    9.000% due 11/01/22                                      530            558
Mellon Capital I Series A
    7.720% due 12/01/26                                      975            955
Merrill Lynch & Co., Inc.
    6.500% due 04/01/01                                      300            299
MFS Communications, Inc. Step Up Bond
    Zero Coupon due 01/15/06                                 525            382
Nabisco, Inc.
    8.000% due 01/15/00                                    2,000          2,077
Niagara Mohawk Power Corp.
    5.875% due 09/01/02                                      480            425
    7.375% due 08/01/03                                      190            178
Noranda, Inc.
    8.625% due 07/15/02                                      400            432
NWA Trust
   13.875% due 06/21/08                                       90            107
NWCG Holdings Corp. Series B
    Zero coupon due 06/15/99                               1,175            981
Ocwen Federal Bank
   12.000% due 06/15/05                                      300            329
Ocwen Financial Corp.
   11.875% due 10/01/03                                      425            458
PDV America, Inc.
    7.875% due 08/01/03                                      750            751
Peters (JM), Co.
   12.750% due 05/01/02                                      230            219
Prime Succession Acquisition Co.
   10.750% due 08/15/04                                      400            433
Public Service Co., New Hampshire
  Series B
    9.170% due 05/15/98                                    1,500          1,534
Riggs Capital Trust
    8.625% due 12/31/26                                      225            221
Riggs National Corp.
    9.650% due 06/15/09                                      250            289
Rose Hills Acquisition Corp.
    9.500% due 11/15/04                                      500            510
Safeway, Inc.
   10.000% due 12/01/01                                      450            505
Salomon, Inc.
    7.000% due 05/15/99                                      275            277
    7.750% due 05/15/00                                      550            565
Salomon, Inc. (MTN)
    7.125% due 08/01/99                                      275            278
    6.625% due 11/30/00                                      750            744
Smith Barney Holdings, Inc.
    7.980% due 03/01/00                                      400            416
Specialty Equipment Co, Inc.
   11.375% due 12/01/03                                      100            109
Spieker Properties, LP
    6.950% due 12/15/02                                      500            496
Summit Communications Group, Inc.
   10.500% due 04/15/05                                      610            671
Taubman Realty Group, L.P.
    8.000% due 06/15/99                                      450            460


122  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Time Warner, Inc.
    6.460% due 08/15/00 (c)                           $      375     $      377
    7.975% due 08/15/04                                      225            229
    8.110% due 08/15/06                                      450            461
    8.180% due 08/15/07                                      450            462
    9.150% due 02/01/23                                      125            135
    6.850% due 01/15/26                                    2,410          2,350
Toledo Edison Co.
    8.700% due 09/01/02                                      500            497
Toledo Edison Co. (MTN)
    8.000% due 12/31/98                                      500            501
Transamerica Capital I
    7.800% due 12/01/26                                      365            354
Turner Broadcasting Systems, Inc.
    8.375% due 07/01/13                                      850            868
UCC Investors Holding, Inc. Step Up Bond
    Zero coupon due 05/01/05                                 220            189
Union Planters Capital Trust Series A
    8.200% due 12/15/26                                      675            669
United Companies Financial Corp.
    9.350% due 11/01/99                                      375            396
USAir, Inc.
   10.000% due 07/01/03                                      460            466
Viacom, Inc.
    7.750% due 06/01/05                                    1,775          1,748
Wellsford Residential Property Trust
    9.375% due 02/01/02                                      475            518
                                                                     ----------

                                                                         65,068
                                                                     ----------

EURODOLLAR BONDS - 3.7%
Argentina, Republic of
    5.250% due 03/31/23 (c)                                  250            158
Argentina, Republic of, Series L
    6.625% due 03/31/05 (c)                                1,960          1,703
Auxiliaire Du Credit
    5.727% due 09/25/02 (c)                                  300            288
Brazil, Federal Republic of
    6.688% due 01/01/01 (c)                                  455            441
Columbia, Republic of
    7.250% due 02/15/03                                      210            205
Companhia Petroleo Ipiranga
    8.625% due 02/25/02 (c)                                  600            603
Credit Fonc France
    8.000% due 01/14/02                                      685            725
Credit Lyonnais
    6.625% due 09/19/49 (f)                                  230            226
Fifth Mexican Acceptance Corp. Class A
    8.000% due 12/15/98                                      550            143
Hong Kong & Shanghai Bank
    6.000% due 08/29/49 (f)                                  535            466
Indah Kiat Paper & Pulp
    8.875% due 11/01/00                                      425            422
Mexico (United Mexican States)
   11.375% due 09/15/16                                      800            842
    6.352% due 12/31/18 (c)                                1,000            861
    6.453% due 12/31/19 (c)                                2,000          1,723
Midland Bank
    6.063% due 12/31/49 (f)                                  130            115
Poland, Government of
    6.500% due 10/27/24 (c)                                  420            408
Russia Vnesh Interest
   12.000% due 12/31/16                                      800            555
Skandinaviska Enskilda Banken
    8.125% due 09/06/49 (f)                                  475            494
Skandinaviska Enskilda Series 1 (MTN)
    6.625% due 03/29/49 (f)                                  800            782
                                                                     ----------

                                                                         11,160
                                                                     ----------

MORTGAGE-BACKED SECURITIES - 32.9%
Asset Securitization Corp.
  Series 1995-MD4 Class A1
    7.100% due 08/13/29                                      985            996
Collateralized Mortgage Securities Corp.
  Series J Class J-5 CMO
    7.985% due 05/01/17                                    2,144          2,177
FDIC REMIC Trust
  Series 1994-C1 Class 2A-2
    7.85% due 09/25/25                                       435            441
Federal Home Loan Mortgage Corp.
    7.000% 15 Year TBA (e)                                 1,750          1,749
    6.500% 30 year TBA (e)                                 4,300          4,110
    8.000% 30 year TBA (e)                                 3,650          3,721
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Group # C0-0477  7.500% due 09/01/26                       605            605
  Group # D6-9409  6.500% due 03/01/26                       608            582
  Group # D7-1567  6.500% due 05/01/26                       449            429
  Group # D7-3397  7.500% due 08/01/26                     1,752          1,753
  Group # D7-4373  7.500% due 09/01/26                     1,975          1,977
  Group # G0-0613  7.000% due 12/01/25                     4,750          4,658


                                                    Multistrategy Bond Fund  123

MULTISTRATEGY BOND FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

  Group # G0-0620  7.000% due 12/01/25                $    3,850     $    3,775
  Group # G1-0614  6.500% due 01/01/12                     4,343          4,264
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Series 1014 Class E
    7.950% due 02/15/20                                      833            842
  Series 1037 Class Z
    9.000% due 02/15/21                                    1,675          1,761
Federal National Mortgage Association
  Pool # 124032   10.000% due 02/01/05                       369            392
  Pool # 190504    7.794% due 11/01/23 (c)                 1,496          1,551
  Pool # 209541    6.500% due 02/01/26                        67             64
  Pool # 250359    7.000% due 10/01/25                     1,217          1,191
  Pool # 250375    6.500% due 09/01/25                     1,926          1,839
  Pool # 276234    7.000% due 05/01/24                       509            500
  Pool # 286017    7.000% due 06/01/24                       711            698
  Pool # 303016    6.000% due 10/01/01                     1,080          1,054
  Pool # 303555    7.000% due 09/01/25                     1,956          1,914
  Pool # 312494    7.000% due 07/01/25                       433            424
  Pool # 316651    7.000% due 08/01/25                       288            282
  Pool # 316681    7.000% due 07/01/25                     1,290          1,262
  Pool # 317262    7.000% due 07/01/25                       368            360
  Pool # 318863    7.000% due 08/01/25                       754            737
  Pool # 319580    7.000% due 08/01/25                       834            816
  Pool # 324193    7.000% due 09/01/25                       276            270
  Pool # 324205    7.000% due 09/01/25                       941            921
  Pool # 331372    6.500% due 11/01/25                     7,725          7,399
  Pool # 331614    6.500% due 01/01/26                       445            425
  Pool # 334653    7.000% due 01/01/26                       207            203
  Pool # 336399    7.000% due 02/01/26                       793            776
  Pool # 338417    6.500% due 05/01/26                       894            852
  Pool # 339682    6.500% due 03/01/26                       720            688
  Pool # 342072    6.500% due 03/01/26                       658            628
Federal National Mortgage Association
    7.000% 7 year TBA (e)                                  2,135          2,144
    7.000% 15 Year TBA (e)                                 2,450          2,447
    7.500% 30 Year TBA (e)                                 3,750          3,748
Federal National Mortgage Association
  REMIC Trust Series 1994-79 Class Z
    7.000% due 04/25/24                                    2,409          2,116
Government National Mortgage Association
  Pool # 008163    6.500% due 03/20/23 (c)                 2,132          2,177
  Pool # 008288    7.125% due 09/20/23 (c)                   669            683
  Pool # 008302    7.000% due 10/20/23 (c)                 1,098          1,119
  Pool # 008528    7.000% due 10/20/24 (c)                 2,682          2,743
  Pool # 008530    7.000% due 10/20/24 (c)                 2,274          2,327
  Pool # 144900    9.000% due 04/15/16                       228            245
  Pool # 152041    9.000% due 04/15/16                       365            392
  Pool # 156811    9.000% due 04/15/16                       273            293
  Pool # 157764    9.000% due 04/15/16                       137            147
  Pool # 159768    9.000% due 07/15/16                       460            493
  Pool # 160543    9.000% due 05/15/16                       468            501
  Pool # 165612    9.000% due 06/15/16                       251            269
  Pool # 171776    9.000% due 11/15/16                       390            418
  Pool # 176634    9.000% due 08/15/16                       386            413
  Pool # 182919    9.000% due 02/15/17                       474            509
  Pool # 321855    7.500% due 06/15/23                       196            197
  Pool # 348193    7.500% due 07/15/23                       314            316
  Pool # 348888    7.000% due 07/15/23                     1,456          1,430
  Pool # 352050    7.000% due 10/15/23                       963            947
  Pool # 352129    9.000% due 08/15/24                       504            532
  Pool # 353132    7.500% due 07/15/23                       115            115
  Pool # 359600    7.500% due 07/15/23                        82             82
  Pool # 366793    7.000% due 05/15/24                       843            829
  Pool # 379791    9.000% due 04/15/25                       191            202
  Pool # 385312    9.000% due 11/15/24                       474            501
  Pool # 389622    9.000% due 10/15/24                       328            346
  Pool # 393772    9.000% due 04/15/25                       489            515
  Pool # 401237    9.000% due 01/15/25                       206            218
  Pool # 404014    9.000% due 12/15/24                       190            200
  Pool # 405334    9.000% due 10/15/24                       122            129
  Pool # 405602    6.500% due 04/15/26                       803            765
  Pool # 417388    6.500% due 05/15/26                        63             60
  Pool # 426400    7.000% due 01/15/26                       978            957
  Pool # 780029    9.000% due 11/15/24                       319            342
Government National Mortgage Association
    7.000% 30 Year TBA (e)                                 5,000          4,891
    8.000% 30 Year TBA (e)                                 2,275          2,321
Paine Webber Mortgage Acceptance Corp. IV
  Series 1995-M1 Class A
    6.700% due 01/15/07                                      720            723
Ryland Acceptance Corp.
  Series 83 Class 83-E CMO
    8.150% due 10/01/17                                       40             40
Ryland Mortgage Securities Corp.
  Series 1993-8 Class A CMO
    7.840% due 09/25/23 (c)                                1,572          1,588
                                                                     ----------

                                                                        100,516
                                                                     ----------

NON-US BONDS - 1.0%
Canada, Government of
    8.000% due 11/01/98                             CAD    4,000          3,111
                                                                     ----------

                                                                          3,111
                                                                     ----------


124  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

December 31, 1996

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

UNITED STATES GOVERNMENT
AGENCY - 0.5%
Tennessee Valley Authority
    5.980% due 04/01/36                               $    1,450     $    1,473
                                                                     ----------

                                                                          1,473
                                                                     ----------

UNITED STATES GOVERNMENT
TREASURIES - 20.9%
United States Treasury Bonds
    7.500% due 11/15/16                                       50             54
    8.125% due 08/15/19                                    6,200          7,172
    8.750% due 08/15/20                                    2,425          2,988
    7.875% due 02/15/21                                    8,090          9,144
United States Treasury Notes
    5.875% due 07/31/97                                   25,000         25,062
    5.375% due 11/30/97                                      325            324
    5.625% due 01/31/98                                      525            525
    7.750% due 11/30/99                                      450            470
    5.750% due 10/31/00                                      130            128
    7.125% due 02/29/00                                      300            309
    5.625% due 11/30/00                                      350            344
    6.375% due 03/31/01                                    2,025          2,039
    6.250% due 04/30/01                                    1,575          1,578
    6.625% due 06/30/01                                    6,700          6,808
    6.250% due 02/15/03                                      225            225
    5.750% due 08/15/03                                      225            218
    7.500% due 02/15/05                                      500            535
    6.500% due 08/15/05                                      825            830
    6.875% due 05/15/06                                    3,325          3,426
United States Treasury
  Principal Only Strip
    Zero Coupon due 11/15/99                                 465            392
United States Treasury
  Interest Only Strips
    Zero Coupon due 08/15/08                               1,550            725
    Zero Coupon due 05/15/18                                 950            221
    Zero Coupon due 02/15/19                               1,775            391
                                                                     ----------

                                                                         63,908
                                                                     ----------

YANKEE BONDS - 2.7%
Bombril SA
    8.000% due 08/26/98                                      400            390
Doman Industries, Ltd.
    8.750% due 03/15/04                                      420            393
Domtar, Inc.
    9.500% due 08/01/16                                      225            247
Fresh Delmonte Produce Series B
   10.000% due 05/01/03                                    1,430          1,365
Gulf Canada Resources, Ltd.
    9.625% due 07/01/05                                    1,535          1,662
    8.350% due 08/01/06                                      200            208
Kabelmedia Holdings Step Up Bond
  Zero Coupon due 08/01/06                                   800            446
Methanex Corp.
    7.750% due 08/15/05                                      775            796
National Westminster Bank PLC
    5.875% due 12/31/99 (c)                                  290            259
Rogers Cantel, Inc.
    9.375% due 06/01/08                                      675            709
Santander Finnish Issuances
    6.525% due 09/30/49 (c)                                  250            248
St. George Bank, Ltd.
    7.150% due 10/01/05                                      700            699
Tembec Finance Corp.
    9.875% due 09/30/05                                      600            561
Videotron Holdings PLC Step Up Bond
  Zero Coupon due 08/01/06                                   200            161
                                                                     ----------

                                                                          8,144
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $267,389)                                                         270,031
                                                                     ----------

                                                          NUMBER
                                                            OF
                                                          SHARES
                                                         --------

WARRANTS - 0.0%
Capital Pacific Holdings, Inc.
  2002 Warrants (a)                                        1,817              1
                                                                     ----------

TOTAL WARRANTS
(cost $0)                                                                     1
                                                                     ----------

PREFERRED STOCKS - 0.9%
American RE Capital                                       18,100            468
Australia & New Zealand
  Banking Group, Ltd.                                      5,300            144
California Federal Bank of Los Angeles
  Series B                                                 4,475            492


                                                    Multistrategy Bond Fund  125

MULTISTRATEGY BOND FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Credit Lyonnais Capital S.C.A. - ADR                       6,400     $      153
MCI Capital I Series A                                     9,000            225
NB Capital Trust I                                        20,850            516
Newscorp Overseas, Ltd.                                    8,000            182
Texaco Capital Series B                                    2,100             46
Time Warner, Inc. Series M
  Payment-In-Kind Bond                                       460            492
Wellsford Residential Property Trust
  Series B                                                 5,000            127
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $2,764)                                                             2,845
                                                                     ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                        (000)
                                                      ----------

SHORT-TERM INVESTMENTS - 16.5%
Federal Farm Credit Bank Consolidated
  Discount Notes
    5.530% due 01/14/97 (a)(b)                        $      515            514
Federal Home Loan Mortgage
  Discount Notes
    5.520% due 01/22/97 (a)(b)                             1,000            997
Frank Russell Investment Company
  Money Market Fund due on demand (b)                     45,714         45,714
Receivables Capital Corp.
  Discount Notes
    5.720% due 01/15/97 (a)(b)                             2,500          2,494
United States Treasury Bills (a)(g)
    4.975% due 01/23/97 (b)                                  350            349
    4.900% due 03/06/97                                      150            149
    4.950% due 03/13/97                                      160            158
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $50,375)                                                           50,375
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $320,528)(d) - 105.8%                                  323,252

OTHER ASSETS AND LIABILITIES,
NET, INCLUDING OPTIONS WRITTEN - (5.8%)                                 (17,824)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  305,428
                                                                     ----------
                                                                     ----------


(a)  Rate noted is yield-to-maturity (unaudited).
(b)  At cost, which approximates market.
(c)  Adjustable or floating rate security.
(d)  See Note 2 for federal income tax information.
(e)  Forward commitment. See Note 2.
(f)  Perpetual floating rate note.
(g) Held as collateral by the custodian in connection with futures contracts purchased and options written by the Fund.

ABBREVIATIONS:
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
MTN - Medium Term Note
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit

FOREIGN CURRENCY ABBREVIATIONS:
CAD - Canadian dollar
USD - U.S. dollar


        The accompanying notes are an integral part of the financial statements.


126  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

December 31, 1996
                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                      CONTRACTS       (000)
                                                      ----------  --------------

FUTURES CONTRACTS
(Notes 2 and 3)

United States Treasury 5 Year Note
  Futures Contracts
  expiration date 03/97                                       10     $       (5)
United States Treasury 10 Year Note
  Futures Contracts
  expiration date 03/97                                      254           (290)
United States Treasury 30 Year Bond
  Futures Contracts
  expiration date 03/97                                       75            (28)
                                                                     ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                            $     (323)
                                                                     ----------
                                                                     ----------


(#) At December 31, 1996, United States Treasury Bills valued at $656 were held as collateral by the custodian in connection with futures contracts purchased and options written by the Fund.


                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

PUT OPTIONS WRITTEN
(Notes 2 and 3)

Eurodollar Financial Futures Contract
  strike price 93.00
  expiration date 03/97                               $   19,000*    $      0.5
                                                                     ----------

Total Liability for Put Options Written
  (premiums received $7)(#)                                          $      0.5
                                                                     ----------
                                                                     ----------


 *  Represents 19 contracts.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Note 2)

                                                     UNREALIZED
 CONTRACTS TO     IN EXCHANGE                       APPRECIATION
   DELIVER            FOR           SETTLEMENT     (DEPRECIATION)
    (000)            (000)             DATE             (000)
--------------   --------------   --------------   --------------
USD      2,912   DEM      4,317      01/16/97      $         (104)
USD      2,499   DEM      3,742      01/24/97                 (63)
USD        758   CAD      1,000      03/06/97                 (24)
DEM      4,317   USD      3,017      01/16/97                 209
DEM      3,742   USD      2,586      01/24/97                 150
CAD      4,314   USD      3,241      02/24/97                  79
CAD      1,000   USD        736      03/06/97                   2
                                                   --------------
                                                   $          249
                                                   --------------
                                                   --------------


        The accompanying notes are an integral part of the financial statements.


                                                    Multistrategy Bond Fund  127

MULTISTRATEGY BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996

ASSETS
Investments at market (identified cost $320,528,004)(Note 2) . . . . . . . . . . . . . . . . . . . .     $   323,252,067
Forward foreign currency exchange contracts (cost $15,748,446)(Note 2) . . . . . . . . . . . . . . .          15,557,091
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,942,712
  Investments sold (regular settlement)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,811,498
  Investments sold (delayed settlement)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . .           1,922,813
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,239,594
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,669
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,310
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         354,758,754

LIABILITIES
Payables:
  Investments purchased (regular settlement) . . . . . . . . . . . . . . . . . .     $     5,464,803
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . .          27,667,148
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             282,236
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             214,715
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              96,889
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . .             296,875
Forward foreign currency exchange contracts
  (cost $15,748,446)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . . . .          15,307,631
Options written, at market value
  (premiums received $7,498)(Notes 2 and 3). . . . . . . . . . . . . . . . . . .                 475
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          49,330,772
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   305,427,982
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . .     $       (85,243)
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (128,921)
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,724,063
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (323,375)
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,023
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             248,976
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             301,983
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         302,683,476
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   305,427,982
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share
  ($305,427,982 divided by 30,198,317 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $10.11
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


128  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996


INVESTMENT INCOME
Income:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    15,385,556
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,514,370
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             125,772
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          18,025,698

Expenses (Notes 2 and 4):
  Management Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     1,673,473
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             192,277
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             238,140
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .              34,185
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              22,536
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              55,972
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,670
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . .               6,807
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              27,452
                                                                                     ---------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . .           2,255,512
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . .            (157,752)
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,097,760
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          15,927,938
                                                                                                         ---------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16,686
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             210,770
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              80,953
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . .             225,871             534,280
                                                                                     ---------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,011,345)
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (609,594)
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 962
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . .             263,020          (2,356,957)
                                                                                     ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,822,677)
                                                                                                         ---------------
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $    14,105,261
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


                                                    Multistrategy Bond Fund  129

MULTISTRATEGY BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    15,927,938     $    12,917,252
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .             534,280           5,321,847
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .          (2,356,957)         13,815,088
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .          14,105,261          32,054,187

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (15,941,675)        (13,104,794)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . .            (282,684)                 --
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .             (87,470)                 --
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .          88,869,057          26,780,829
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .          86,662,489          45,730,222
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         218,765,493         173,035,271
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR
  (including accumulated distributions in excess of net investment income of $85,243 and undistributed net investment income
  of $13,737, respectively). . . . . . . . . . . . . . . . . . . . . . . . . . .     $   305,427,982     $   218,765,493
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


130  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994          1993++
                                                              --------       --------       --------       --------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $  10.25       $   9.29       $  10.31       $  10.00
                                                              --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .       .61            .65            .58            .46
  Net realized and unrealized gain (loss) on investments . .      (.12)           .97          (1.03)           .40
                                                              --------       --------       --------       --------

  Total Income From Investment Operations. . . . . . . . . .       .49           1.62           (.45)           .86
                                                              --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      (.61)          (.66)          (.57)          (.46)
  In excess of net investment income . . . . . . . . . . . .      (.01)            --             --             --
  Net realized gain on investments . . . . . . . . . . . . .      (.01)            --             --           (.08)
  In excess of net realized gain on investments. . . . . . .        --             --             --           (.01)
                                                              --------       --------       --------       --------

  Total Distributions. . . . . . . . . . . . . . . . . . . .      (.63)          (.66)          (.57)          (.55)
                                                              --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $  10.11       $  10.25       $   9.29       $  10.31
                                                              --------       --------       --------       --------
                                                              --------       --------       --------       --------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . .      4.97          17.92          (4.35)          8.74

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets (b) . . . .       .81            .85            .85            .85
  Operating expenses, gross, to average net assets (b) . . .       .88            .89            .90           1.20
  Net investment income to average net assets (b). . . . . .      6.19           6.61           6.26           5.60
  Portfolio turnover (b) . . . . . . . . . . . . . . . . . .    145.38         142.26         136.39         188.95
  Net assets, end of year ($000 omitted) . . . . . . . . . .   305,428        218,765        173,035         98,374
  Per share amount of fees waived ($ omitted)(c) . . . . . .     .0055             --             --          .0002
  Per share amount of fees reimbursed ($ omitted)(c) . . . .     .0005          .0042          .0043          .0286



++ For the period January 29, 1993 (commencement of operations) to December 31, 1993.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended December 31, 1993 are annualized.
(c)  See Note 4 for current period amounts.


                                                    Multistrategy Bond Fund  131

FRANK RUSSELL INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS


1.  ORGANIZATION
    Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 23 different investment portfolios, referred to as "Funds". These financial statements report on eight Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value. As of July 8, 1996, the eight Funds that are reported in these financial statements have available Class S and Class C shares. Each Class has equal rights as to assets and voting privileges. Investment income, realized and unrealized gains and losses and fund level expenses of a Fund are allocated on a pro rata basis to each Class, based on relative net assets of each Class to the total net assets of a Fund. Certain expenses may also be charged to an individual Class for services or fees that relate specifically to that particular Class. Class C shares are charged a 12b-1 distribution fee and a shareholder servicing fee of 0.40% and 0.25% of average net assets, respectively. Class S shares which are reported herein are charged no such fees.

2.  SIGNIFICANT ACCOUNTING POLICIES
    The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

    SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

    Money Market instruments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

    The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost incurred by each money manager within a particular fund. The Funds may lend portfolio securities but have not done so in 1996.

    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

    AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short-term premiums/discounts are amortized/accreted for both tax and financial reporting purposes.


132  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

    Federal income taxes: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

    It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds. From November 1, 1996 to December 31, 1996, the Volatility Constrained Bond Fund incurred net realized capital losses of $260,466. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 1997.

    At December 31, 1996, certain Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                                         12/31/02       12/31/03        12/31/04          TOTALS
                                       -----------    -----------     ------------     ------------
     Diversified Bond                  $(4,997,596)   $        --     $         --      $(4,997,596)
     Volatility Constrained Bond        (5,583,410)    (1,871,605)      (2,088,774)      (9,543,789)


    The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 1996 are as follows:


                                                      GROSS            GROSS              NET
                                   FEDERAL TAX     UNREALIZED       UNREALIZED       APPRECIATION
                                       COST       APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                  ------------    ------------    --------------    --------------
     Diversified Equity           $598,119,888    $105,854,735     $ (8,686,812)     $ 97,167,923
     Special Growth                341,328,827      65,629,776      (10,585,093)       55,044,683
     Equity Income                 168,613,022      26,261,370       (1,451,384)       24,809,986
     Quantitative Equity           541,382,756     124,487,689       (7,827,874)      116,659,815
     International Securities      665,336,863     104,520,368      (38,969,808)       65,550,560
     Diversified Bond              564,978,224       9,574,849       (3,500,208)        6,074,641
     Volatility Constrained Bond   162,131,410         908,550       (1,267,831)         (359,281)
     Multistrategy Bond            321,346,730       2,907,735       (1,002,398)        1,905,337


    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the International Securities Fund and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


                                              Notes to Financial Statements  133

FRANK RUSSELL INVESTMENT COMPANY

    The following reclassifications have been made to reflect activity for the year ended December 31, 1996:

                                         UNDISTRIBUTED    ACCUMULATED
                                         NET INVESTMENT   NET REALIZED      ADDITIONAL
                                             INCOME        GAIN (LOSS)   PAID-IN CAPITAL
                                         --------------   ------------   ---------------
          Diversified Equity             $       53,638   $     (8,083)  $    (45,555)
          Special Growth                            (20)        (2,800)         2,820
          Equity Income                          48,114        (79,510)        31,396
          Quantitative Equity                    80,523         (1,567)       (78,956)
          International Securities              (49,126)       465,474       (416,348)
          Diversified Bond                       24,600        152,730       (177,330)
          Volatility Constrained Bond            (2,400)     2,997,386     (2,994,986)
          Multistrategy Bond                    197,441         38,646       (236,087)

    EXPENSES: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by the Management Company. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets. In addition, Class C shares will pay 12b-1 and shareholder servicing fees along with other expenses that may be attributable to that class.

    DEFERRED ORGANIZATION EXPENSES: Organization and initial registration costs of Multistrategy Bond Fund have been deferred and are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of the underlying securities. Each Fund's Money Manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Money Manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%.

    FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

      (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

      (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

    Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

    It is not practical to isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

    DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.


134  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

    The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into forward foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at December 31, 1996, are presented on the Statement of Net Assets for the applicable Funds.

    FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment", "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

    OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell put and call options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

    When a Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

    The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates. The Funds' activities in written options are conducted through regulated exchanges, which do not result in counterparty credit risks.


                                              Notes to Financial Statements  135

FRANK RUSSELL INVESTMENT COMPANY

    FUTURES: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Multistrategy Bond Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.  INVESTMENT TRANSACTIONS
    SECURITIES: During the year ended December 31, 1996, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:


                                   PURCHASES        SALES                                      PURCHASES        SALES
                                 ------------   ------------                                 ------------   ------------
          Diversified Equity     $642,997,134   $606,082,389     International Securities    $340,842,055   $290,195,252
          Special Growth          439,459,575    414,195,840     Diversified Bond             117,854,027    108,498,997
          Equity Income           198,757,466    214,307,665     Volatility Constrained Bond  145,253,146    145,495,896
          Quantitative Equity     486,202,834    423,239,219     Multistrategy Bond            82,937,923     64,932,885

    Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:


                                        PURCHASES          SALES
                                       ------------     ------------
          Diversified Bond             $687,365,616     $661,082,698
          Volatility Constrained Bond   373,095,467      389,675,309
          Multistrategy Bond            399,986,743      328,322,133

    OPTIONS WRITTEN AND FUTURES CONTRACTS: Fund transactions in written put options and futures contract purchases for the year ended December 31, 1996 were as follows:

          DIVERSIFIED EQUITY                                                    FUTURES CONTRACTS

                                                                                         AGGREGATE
                                                                           NUMBER OF   FACE VALUE OF
                                                                           CONTRACTS    CONTRACTS (1)
                                                                           ----------  -------------
            Outstanding December 31, 1995                                          60  $  18,713,938
            Opened                                                                712    190,661,800
            Closed                                                               (643)  (173,458,517)
                                                                           ----------  -------------
            Outstanding December 31, 1996                                         129  $  35,917,221
                                                                           ----------  -------------
                                                                           ----------  -------------

    (1) The aggregate face value of contracts is computed on the date each contract was opened.


136  Notes to Financial Statements


FRANK RUSSELL INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS, CONTINUED



          SPECIAL GROWTH                         WRITTEN PUT OPTIONS            FUTURES CONTRACTS

                                                                                         AGGREGATE
                                              NUMBER OF       PREMIUMS      NUMBER OF  FACE VALUE OF
                                              CONTRACTS       RECEIVED      CONTRACTS   CONTRACTS (1)
                                              ---------      ---------      ---------  -------------
            Outstanding December 31, 1995           170      $ 101,487            150  $  20,217,423
            Opened                                  230        150,305            972    177,456,942
            Closed                                 (230)      (149,805)          (955)  (168,397,538)
            Expired                                (150)       (89,547)            --             --
                                              ---------      ---------      ---------  -------------
            Outstanding December 31, 1996            20      $  12,440            167  $  29,276,827
                                              ---------      ---------      ---------  -------------
                                              ---------      ---------      ---------  -------------


            EQUITY INCOME                                                       FUTURES CONTRACTS

                                                                                         AGGREGATE
                                                                           NUMBER OF   FACE VALUE OF
                                                                           CONTRACTS    CONTRACTS (1)
                                                                           ----------  -------------
            Outstanding December 31, 1995                                          32  $   9,951,672
            Opened                                                                196     56,842,953
            Closed                                                               (201)   (58,151,875)
                                                                           ----------  -------------
            Outstanding December 31, 1996                                          27  $   8,642,750
                                                                           ----------  -------------
                                                                           ----------  -------------


          QUANTITATIVE EQUITY                                                   FUTURES CONTRACTS

                                                                                         AGGREGATE
                                                                           NUMBER OF   FACE VALUE OF
                                                                           CONTRACTS    CONTRACTS (1)
                                                                           ----------  -------------
            Outstanding December 31, 1995                                          60  $  18,608,713
            Opened                                                                671    176,475,467
            Closed                                                               (639)  (169,060,780)
                                                                           ----------  -------------
            Outstanding December 31, 1996                                          92  $  26,023,400
                                                                           ----------  -------------
                                                                           ----------  -------------


          INTERNATIONAL SECURITIES                                              FUTURES CONTRACTS

                                                                                         AGGREGATE
                                                                           NUMBER OF   FACE VALUE OF
                                                                           CONTRACTS    CONTRACTS (1)
                                                                           ----------  -------------
            Outstanding December 31, 1995                                         156  $  19,363,930
            Opened                                                              1,500    218,077,093
            Closed                                                             (1,373)  (196,354,264)
                                                                           ----------  -------------
            Outstanding December 31, 1996                                         283  $  41,086,759
                                                                           ----------  -------------
                                                                           ----------  -------------


          DIVERSIFIED BOND                       WRITTEN PUT OPTIONS


                                              NUMBER OF       PREMIUMS
                                              CONTRACTS       RECEIVED
                                              ---------      ---------
            Outstanding December 31, 1995            --      $     --
            Opened                               49,680        88,738
            Expired                             (49,680)       (88,738)
                                              ---------      ---------
            Outstanding December 31, 1996            --      $     --
                                              ---------      ---------
                                              ---------      ---------

    (1) The aggregate face value of contracts is computed on the date each contract was opened.


                                              Notes to Financial Statements  137


FRANK RUSSELL INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS, CONTINUED



          MULTISTRATEGY BOND                     WRITTEN PUT OPTIONS            FUTURES CONTRACTS

                                                                                         AGGREGATE
                                              NUMBER OF       PREMIUMS      NUMBER OF  FACE VALUE OF
                                              CONTRACTS       RECEIVED      CONTRACTS   CONTRACTS (1)
                                              ---------      ---------      ---------  -------------
            Outstanding December 31, 1995            19      $   6,536            285  $  31,832,416
            Opened                               48,743         92,978          1,682    184,281,260
            Closed                                   --             --         (1,628)  (178,559,738)
            Exercised                           (48,743)       (92,016)            --             --
                                              ---------      ---------      ---------  -------------
            Outstanding December 31, 1996            19      $   7,498            339  $  37,553,938
                                              ---------      ---------      ---------  -------------
                                              ---------      ---------      ---------  -------------

    (1) The aggregate face value of contracts is computed on the date each contract was opened.

4.  RELATED PARTIES
    MANAGER: Frank Russell Investment Management Company ("FRIMCo" or "Manager") operates and administers all of the Funds which comprise the Investment Company, and manages the U.S. Government Money Market and Money Market Funds (two series of the Investment Company not presented in this report). FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

    For the year ended December 31, 1996, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $25,363,582 before waivers and/or reimbursements. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the table below, of the average daily net assets of the applicable Fund.

                         ANNUAL RATE                                ANNUAL RATE
                         -----------                                -----------
     Diversified Equity     0.78%       International Securities       0.95%
     Special Growth         0.95        Diversified Bond               0.45
     Equity Income          0.80        Volatility Constrained Bond    0.50
     Quantitative Equity    0.78        Multistrategy Bond             0.65

    The management contract also provides that if any Fund's expenses (exclusive of interest and taxes) exceed specified limits imposed by the Manager on an annual basis, such excess will be paid by FRIMCo. Prior to May 1, 1996, the Management Agreement provided that Multistrategy Bond Fund expenses (exclusive of interest and taxes) exceeding 0.85% of the Fund's average daily net assets, on an annual basis, would be reimbursed by FRIMCo. The amount of such reimbursement for the four months ended April 30, 1996 was $13,682. Effective May 1, 1996, the Manager voluntarily agreed to waive a portion of its management fee, to the extent that total fund level expenses for this Fund exceed 0.80% of its average daily net assets on an annual basis. The total amount of such waivers for the year ended December 31, 1996 was $144,070.

    BOOKKEEPING SERVICES: Fees for bookkeeping services provided to the Funds are paid or accrued to Frank Russell Company, an affiliate of the Investment Company. Frank Russell Company provides its Portfolio Verification System ("PVS") to the Funds, pursuant to a written Service Agreement. The PVS computerized database system records detailed transactions data for each of the Funds necessary to prepare various financial and Internal Revenue Service accounting reports. The Funds' total fees for the year ended December 31, 1996 were $381,833 before waivers. The Manager voluntarily agreed to waive $58,461 of these fees for the International Securities Fund. Effective May 1, 1996, the Manager discontinued waiving these fees for the International Securities Fund. The Service Agreement has been subsequently terminated.

    TAX ACCOUNTING SERVICES: Subsequent to year end, the Investment Company has entered into a contract with State Street Bank and Trust Company for Internal Revenue Service tax accounting reports.

    TRANSFER AGENT: The Funds have a contract with FRIMCo, for the Funds listed above, to provide transfer agent services to the Investment Company. Total fees for the year ended December 31, 1996 were $2,415,136.


138  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company adopted in 1996, a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class C Shares subject to the Distribution Plan.

    During the year ended December 31 1996, the Investment Company entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo to promote and offer shares of Class S and Class C of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-affiliated parties (the "Selling/Servicing Agents"). The amounts paid to the Distributor for distribution services relating to Class C are included in the accompanying Statements of Operations. The Distributor receives no compensation from the Investment Company for its services relating to distributing the Class S Shares.

    In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which it may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C Shares of the Funds. The amounts paid to the Distributor for shareholder services relating to Class C are included in the accompanying Statements of Operations.

    The 12b-1 Fee payments shall not exceed .75% of the average daily net assets of a Fund's Class C Shares on an annual basis. Currently the Board of Trustees has determined to assess a 12b-1 Fee equal to .40% of the average daily net assets. The shareholder servicing payments shall not exceed .25% of the average daily net assets of a Fund's Class C Shares on an annual basis. The Investment Company does not pay for unreimbursed expenses of the Distributor including amounts expended by the Distributor in excess of amounts received by it from the Investment Company, interest, carrying or other financial charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or more from future payments made by the Investment Company under the Distribution plan.

    ACCRUED FEES PAYABLE TO AFFILIATES AS OF DECEMBER 31, 1996 WERE AS FOLLOWS:


                                   MANAGEMENT   BOOKKEEPING       TRANSFER    DISTRIBUTION    SHAREHOLDER
                                      FEES      SERVICE FEES     AGENT FEES       FEES       SERVICING FEES     TOTALS
                                   ----------   ------------     ----------   ------------   --------------   ----------
     Diversified Equity            $  490,330   $      6,501     $   38,373   $         --   $           --   $  535,204
     Special Growth                   337,916          5,772         37,595            447              279      382,009
     Equity Income                    161,265          3,216         25,698             82               52      190,313
     Quantitative Equity              466,896          5,830         40,398            211              132      513,467
     International Securities         616,551         39,472         42,261            326              204      698,814
     Diversified Bond                 239,005         13,737         37,042            555              347      290,686
     Volatility Constrained Bond       95,823          6,537         20,581             --               --      122,941
     Multistrategy Bond               179,356          8,566         26,793             --               --      214,715
                                   ----------   ------------     ----------   ------------   --------------   ----------
                                   $2,587,142   $     89,631     $  268,741   $      1,621   $        1,014   $2,948,149
                                   ----------   ------------     ----------   ------------   --------------   ----------
                                   ----------   ------------     ----------   ------------   --------------   ----------

    BROKERAGE COMMISSIONS: The Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research related services to the Manager. The Funds also paid brokerage commissions for trades executed through Frank Russell Securities, Inc., an affiliate of the Frank Russell Investment Management Company. These commissions are net of a refund (up to 70% of gross commissions) paid back to the Fund effecting such transactions after reimbursement for research services provided to FRIMCo. Amounts retained by Frank Russell Securities, Inc. for the year ended December 31, 1996 were as follows:

         Diversified Equity   $   81,398    Equity Income             $   31,731
         Special Growth              503    International Securities     141,713


                                              Notes to Financial Statements  139

FRANK RUSSELL INVESTMENT COMPANY

    BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $20,000 per year plus out-of-pocket expenses. Total Trustee expenses were $103,244 for the year ended December 31, 1996, and were allocated to each Fund and Class, where appropriate, on a pro rata basis, including 15 affiliated funds not presented herein.

5.  MONEY MARKET FUND

    The funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of Frank Russell Investment Company not presented herein). As of December 31, 1996, $235,682,000 of the Money Market Fund's net assets represents investments by these Funds and $261,250,000 represents the investments of other affiliated funds not presented herein.

6.  SHARE TRANSACTIONS
    Share transactions for each class of shares were as follows:

                                                    SHARES                                 DOLLARS
                                             YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
                                            1996                1995               1996                1995
                                        ----------         -----------       -------------       -------------
   DIVERSIFIED EQUITY
     CLASS S
     Shares sold                         5,614,599           4,083,541       $ 230,097,300       $ 150,019,014
     Reinvestment of distributions       1,642,850           1,155,887          66,106,841          44,249,578
     Shares redeemed                    (4,119,044)         (4,330,675)       (168,781,509)       (162,970,565)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)             3,138,405             908,753       $ 127,422,632       $  31,298,027
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

   SPECIAL GROWTH
     CLASS S
     Shares sold                         3,804,912           3,140,651       $ 156,927,623       $ 117,908,654
     Reinvestment of distributions         820,671             483,880          32,324,567          18,530,761
     Shares redeemed                    (2,997,309)         (2,460,757)       (123,713,625)        (92,776,363)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)             1,628,274           1,163,774       $  65,538,565       $  43,663,052
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

     CLASS C*
     Shares sold                            22,414                  --       $     980,934       $          --
     Reinvestment of distributions               1                  --                  43                  --
     Shares redeemed                           (82)                 --              (3,301)                 --
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)                22,333                  --       $     977,676       $          --
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

   EQUITY INCOME
     CLASS S
     Shares sold                         1,393,790           1,419,456       $  55,293,883       $  52,652,979
     Reinvestment of distributions         446,910             338,403          17,486,574          12,788,889
     Shares redeemed                    (1,675,865)         (1,551,581)        (66,979,445)        (57,423,371)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)               164,835             206,278       $   5,801,012       $   8,018,497
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

     CLASS C*
     Shares sold                             3,036                  --       $     127,066       $          --
     Reinvestment of distributions               1                  --                  41                  --
     Shares redeemed                            --                  --                  --                  --
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)                 3,037                  --       $     127,107       $          --
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

     * Share transactions for Class C are for the period November 4, 1996 (commencement of sale of shares) to December 31, 1996.


140  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY


                                                    SHARES                                 DOLLARS
                                             YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
                                            1996                1995               1996                1995
                                        ----------         -----------       -------------       -------------
   QUANTITATIVE EQUITY
     CLASS S
     Shares sold                         6,980,352           4,324,277       $ 225,170,427       $ 124,379,767
     Reinvestment of distributions       1,823,635           1,137,910          58,110,154          34,236,981
     Shares redeemed                    (4,608,884)         (4,885,755)       (149,407,184)       (141,603,284)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)             4,195,103             576,432       $ 133,873,397       $  17,013,464
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

     CLASS C*
     Shares sold                             9,741                  --       $     329,240       $          --
     Reinvestment of distributions               1                  --                  27                  --
     Shares redeemed                            --                  --                  --                  --
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)                 9,742                  --       $     329,267       $          --
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

   INTERNATIONAL SECURITIES
     CLASS S
     Shares sold                         4,161,163           3,789,941       $ 242,904,319       $ 207,530,515
     Reinvestment of distributions         365,866             370,011          21,034,288          20,569,490
     Shares redeemed                    (2,822,528)         (3,586,875)       (164,668,819)       (198,952,445)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)             1,704,501             573,077       $  99,269,788       $  29,147,560
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

     CLASS C*
     Shares sold                            10,652                  --       $     633,353       $          --
     Reinvestment of distributions               1                  --                  17                  --
     Shares redeemed                            (2)                 --                 (62)                 --
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)                10,651                  --       $     633,308       $          --
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

   DIVERSIFIED BOND
     CLASS S
     Shares sold                         9,067,853           7,173,629       $ 208,139,587       $ 163,517,029
     Reinvestment of distributions         790,678             841,387          18,102,789          19,186,853
     Shares redeemed                    (7,398,945)        (10,716,980)       (169,652,552)       (243,570,665)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)             2,459,586          (2,701,964)      $  56,589,824       $ (60,866,783)
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

     CLASS C*
     Shares sold                            42,495                  --       $     984,717       $          --
     Reinvestment of distributions               1                  --                   2                  --
     Shares redeemed,                         (645)                 --             (15,022)                 --
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)                41,851                  --       $     969,697       $          --
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

     * Share transactions for Class C are for the period November 4, 1996 (commencement of sale of shares) to December 31, 1996.



                                              Notes to Financial Statements  141

FRANK RUSSELL INVESTMENT COMPANY


                                                    SHARES                                 DOLLARS
                                             YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
                                            1996                1995               1996                1995
                                        ----------         -----------       -------------       -------------
   VOLATILITY CONSTRAINED BOND
     CLASS S
     Shares sold                         3,498,329           4,380,834       $  66,587,891       $  83,390,317
     Reinvestment of distributions         296,985             400,321           5,642,187           7,621,504
     Shares redeemed                    (4,705,618)         (5,771,882)        (89,544,794)       (110,020,627)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)              (910,304)           (990,727)      $ (17,314,716)      $ (19,008,806)
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

   MULTISTRATEGY BOND
     Shares sold                        14,210,027           9,709,055       $ 142,635,388       $  94,838,687
     Reinvestment of distributions       1,325,784           1,058,466          13,293,418          10,420,168
     Shares redeemed                    (6,685,533)         (8,041,858)        (67,059,749)        (78,478,026)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)             8,850,278           2,725,663       $  88,869,057       $  26,780,829
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

    There was no activity in Class C shares for Diversified Equity, Volatility Constrained Bond and Multistrategy Bond Funds.

7.  DIVIDENDS
    On February 3, 1997, the Board of Trustees declared the following dividends from net investment income payable on February 11, 1997, to shareholders of record on February 4, 1997:

     Diversified Bond - Class S   $  0.1237   Volatility Constrained Bond   $  0.0923
     Diversified Bond - Class C      0.1103   Multistrategy Bond               0.0511


142  Notes to Financial Statements

REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholders and Board
of Trustees of Frank Russell Investment Company:

We have audited the accompanying statements of assets and liabilities and statements of net assets of each of the series of Frank Russell Investment Company (in this report comprised of Diversified Equity, Special Growth, Equity Income, Quantitative Equity, International Securities, Diversified Bond, Volatility Constrained Bond, and Multistrategy Bond, (the "Funds")), as of December 31, 1996, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds enumerated above as of December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with generally accepted accounting principles.

Boston, Massachusetts
February 12, 1997

                                       /s/ COOPERS & LYBRAND L.L.P.


                                          Report of Independent Accountants  143

FRANK RUSSELL INVESTMENT COMPANY

TAX INFORMATION

December 31, 1996 (Unaudited)


Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for their taxable year ended December 31, 1996:

Diversified Equity  $ 54,753,193      Quantitative Equity       $ 50,490,300
Special Growth        31,693,274      International Securities    22,161,281
Equity Income         12,636,725      Multistrategy Bond              89,470



144  Tax Information

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(206) 627-7001


TRUSTEES
George F. Russell, Jr., Chairman
Lynn L. Anderson
Paul E. Anderson
Paul Anton, PhD
William E. Baxter
Lee C. Gingrich
Eleanor W. Palmer

OFFICERS
Lynn L. Anderson, President and Chief Executive Officer
Peter Apanovitch, Manager of Short Term Investment Funds
George W. Weber, Treasurer and Chief Accounting Officer
Randall P. Lert, Director of Investments
Karl Ege, Secretary and General Counsel

MANAGER
Frank Russell Investment Management Company
909 A Street
Tacoma, WA  98402

CONSULTANT
Frank Russell Company
909 A Street
Tacoma, WA  98402

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA  02171

TRANSFER AGENT
Frank Russell Investment Management Company
909 A Street
Tacoma, WA  98402

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young
2600 - One Commerce Square
Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA  02109

DISTRIBUTOR
Russell Fund Distributors, Inc.
909 A Street
Tacoma, WA  98402

MONEY MANAGERS
DIVERSIFIED EQUITY
Alliance Capital Management L.P., Minneapolis, MN
BZW Barclays Global Advisors, N.A., San Francisco, CA
Columbus Circle Investors, Stamford, CT
Equinox Capital Management, Inc., New York, NY
INVESCO Capital Management, Inc. Atlanta, GA
Lincoln Capital Management Company, Chicago, IL
Schneider Capital Management, Wayne, PA
Suffolk Capital Management, Inc., New York, NY
Trinity Investment Management Corporation, Boston, MA

SPECIAL GROWTH
Delphi Management, Inc., Boston, MA
Fiduciary International, Inc., New York, NY
GlobeFlex Capital, L.P., San Diego, CA
Jacobs Levy Equity Management, Inc., Roseland, NJ
Sirach Capital Management, Inc., Seattle, WA
Wellington Management Company, Boston, MA

EQUITY INCOME
Brandywine Asset Management, Inc., Wilmington, DE
Equinox Capital Management, Inc., New York, NY
Trinity Investment Management Corporation, Boston, MA

QUANTITATIVE EQUITY
BZW Barclays Global Advisors, N.A.,  San Francisco, CA
Franklin Portfolio Associates Trust, Boston, MA
J.P. Morgan Investment Management, Inc., New York, NY

INTERNATIONAL SECURITIES
Grantham, Mayo, Van Otterloo & Co., Boston, MA
J.P. Morgan Investment Management, Inc., New York, NY
Marathon Asset Management Limited, London, England
Oechsle International Advisors, Boston, MA
Rowe Price-Fleming International, Inc., Baltimore, MD

DIVERSIFIED BOND
Lincoln Capital Management Company, Chicago, IL
Pacific Investment Management Company, Newport Beach, CA
Standish, Ayer & Wood, Inc., Boston, MA

VOLATILITY CONSTRAINED BOND
BlackRock Financial Management, New York, NY
Standish, Ayer & Wood, Inc., Boston, MA
STW Fixed Income Management, Hamilton, Bermuda

MULTISTRATEGY BOND
BEA Associates, New York, NY
Pacific Investment Management Company, Newport Beach, CA
Standish, Ayer & Wood, Inc., Boston, MA

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF FRANK RUSSELL INVESTMENT COMPANY. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.


                                                 Manager and Money Managers  145

                                        [PHOTO]

                                        FRANK RUSSELL INVESTMENT COMPANY




                               1996 ANNUAL REPORT

                                 SPECIALTY FUNDS



                                        REAL ESTATE SECURITIES FUND

                                        EMERGING MARKETS FUND

                                        EQUITY T FUND

                                        LIMITED VOLATILITY TAX FREE FUND

                                        U.S. GOVERNMENT MONEY MARKET FUND

                                        TAX FREE MONEY MARKET FUND



                                        December 31, 1996


                                        [LOGO]

               FRANK RUSSELL INVESTMENT COMPANY

               Frank Russell Investment Company is a
               "series mutual fund" with 23 different
               investment portfolios.  These financial
               statements report on six Funds, each of
               which has distinct investment objectives and strategies.


               FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

               Responsible for overall management and
               administration of the Funds.


               FRANK RUSSELL COMPANY

               Consultant to Frank Russell
               Investment Management Company.

               FRANK RUSSELL INVESTMENT COMPANY - SPECIALTY FUNDS

                                  ANNUAL REPORT

                                DECEMBER 31, 1996



                                TABLE OF CONTENTS

                                                                        Page

     Letter to Our Clients . . . . . . . . . . . . . . . . . . . . . .    1

     Real Estate Securities Fund . . . . . . . . . . . . . . . . . . .    2

     Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . .   12

     Equity T Fund . . . . . . . . . . . . . . . . . . . . . . . . . .   28

     Limited Volatility Tax Free Fund. . . . . . . . . . . . . . . . .   38

     U.S. Government Money Market Fund . . . . . . . . . . . . . . . .   50

     Tax Free Money Market Fund. . . . . . . . . . . . . . . . . . . .   56

     Notes to Financial Statements . . . . . . . . . . . . . . . . . .   68

     Report of Independent Accountants . . . . . . . . . . . . . . . .   76

     Tax Information . . . . . . . . . . . . . . . . . . . . . . . . .   77

     Manager and Money Managers. . . . . . . . . . . . . . . . . . . .   78


FRANK RUSSELL INVESTMENT COMPANY - SPECIALTY FUNDS
Copyright -C- Frank Russell Company 1996. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

TO OUR CLIENTS

Frank Russell Investment Company is pleased to present its 1996 Annual Report. This report covers information on six of the Funds and represents the Funds' fifteenth year of operation.

During the past year we have continued our focus on the benefits of multi-manager, multi-style diversification in structuring our funds. We remain committed to providing all of our clients with superior investment solutions across each of our multiple manager and style funds. These efforts proved worthwhile in 1996 as our funds, in general, surpassed their respective benchmarks and attracted many new investors, both creating significant growth in assets.

Frank Russell Investment Management Company continuously evaluates the funds we offer our clients. Each of these funds is carefully monitored by Russell's investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each fund. The Advisors are monitored by the Frank Russell Investment Management Company, using the expertise and advice of the consulting group of Frank Russell Company.

In response to our client's requests and inquiries, the Frank Russell Investment Company opened a new fund, Equity T, during the year. The Fund commenced operations on October 4, 1996. Its investment objective is to provide capital growth focused on an after-tax basis with strategies that invest principally in equity securities. It is an attractive alternative for investors seeking to minimize the impact of taxes on their investment returns. In addition, several existing funds began offering Class C shares under a multiple-class structure. This will provide greater flexibility for pricing and distributing our funds in
the market.   We believe these new investment solutions along with our other funds and services, continue to enhance the investment options that we offer to meet the needs of our clients.

We look forward to having the opportunity to work with you over the upcoming year and continuing to earn your support by exceeding your expectations. Thank you for your continued confidence and investment with Frank Russell Investment Company.


Sincerely,


/s/ George F. Russell, Jr.             /s/ Lynn L. Anderson

George F. Russell, Jr.                 Lynn L. Anderson
Chairman                               President and Chief Executive Officer
Frank Russell Company                  Frank Russell Investment Company

REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


OBJECTIVE:   To achieve a high level of total return generated through
above-average current income, while maintaining the potential for capital appreciation.

INVESTS IN:  Equity securities of companies in the real estate industry.

STRATEGY:    The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of two managers with distinct approaches to investing in real estate equity securities.



DATES          REAL ESTATE SECURITIES - CLASS S   NAREIT EQUITY REIT **    LIPPER-C- REAL ESTATE ++
Inception*                              $10,000                 $10,000                     $10,000
      1989                               $9,843                  $9,690                      $9,692
      1990                               $8,276                  $8,203                      $8,093
      1991                              $11,345                 $11,118                     $10,712
      1992                              $13,306                 $12,733                     $12,093
      1993                              $15,624                 $15,237                     $14,911
      1994                              $16,755                 $15,721                     $14,614
      1995                              $18,576                 $18,119                     $16,528
      1996                              $25,414                 $24,507                     $21,656
---------------------------------------------------------------------------------------------------
     Total                             $129,139                $125,328                    $118,299
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------


REAL ESTATE SECURITIES FUND - CLASS S

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  13,681      36.81%
5 Years             $  22,401      17.50%#
Inception           $  25,414      13.40%#


REAL ESTATE SECURITIES FUND - CLASS C ++++

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  13,661      36.61%
5 Years             $  22,368      17.47%#
Inception           $  25,377      13.38%#


NAREIT EQUITY REIT INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  13,526      35.26%
5 Years             $  22,043      17.13%#
Inception           $  24,507      12.85%#


LIPPER-C- REAL ESTATE BENCHMARK

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  13,102      31.02%
5 Years             $  20,216      15.12%#
Inception           $  21,656      11.25%#


   * Real Estate Securities Fund - Class S assumes initial investment on August 1, 1989. Lipper index comparison for the initial investment began October 1, 1989.

  ** NAREIT Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REIT's listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value-weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITS listed for the entire period are used in the total return calculation.

  ++ Lipper-C- Real Estate Benchmark is the average total return for the universe of funds within the Real Estate Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++ Real Estate Securities Fund - Class C - For the period, November 4, 1996
     (commencement of sales) to December 31, 1996, shareholder service and Rule 12b-1 distribution fees were charged. Total return would have been lower had these fees been in effect during prior reporting periods.

   # Annualized.


2  Real Estate Securities Fund                                   Specialty Funds

REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
For the year end December 31, 1996, the Real Estate Securities Fund Class S and Class C shares had a total return of 36.8% and 36.6%, respectively, as compared to the NAREIT Equity REIT Index results of 35.3%. The Fund outperformed the Index primarily due to a heavier weighting in two of the best performing sectors--offices and regional malls.

PORTFOLIO HIGHLIGHTS
It was a stellar year for equity REIT investments. REITs benefited from an ongoing recovery in the U.S. real estate market, improving sentiment toward real estate in general and REITS as a more liquid alternative to direct investment. They also benefited from investors' anxiety towards traditional stock investments. With dividend yields above 7%, at the beginning of 1996, REITs also represented an attractive option for yield-oriented investors who were facing historically low dividend yields in the stock market. Offices, hotels, and self-storage REITs were the strongest sectors of the market, each posting returns in excess of 45%. Even the worst-performing sector, factory outlets, gained a reasonably impressive 17%.

The Real Estate Securities Fund benefited from being overweighted in a number of key sectors, including offices and regional malls. Good security selection also added value. The addition of Aldrich, Eastman & Waltch, L.P. as a money manager in early September had a modest negative impact on Fund performance but was implemented in a very satisfactory manner. The addition of the manager was undertaken to diversify the investment style of the Fund as well as to reduce the risks we believe are inherent in a single manager fund structure.

-------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

CarrAmerica Realty Corp.                                   3.4%
Crescent Real Estate Equities, Inc.                        3.3
Spieker Properties., Inc.                                  3.2
Rouse Co. (The)                                            3.1
Highwoods Properties, Inc.                                 3.1
Vornado Realty Trust                                       3.0
Cali Realty Corp.                                          3.0
Simon DeBartolo Group, Inc.                                2.9
Public Storage, Inc.                                       2.8
Cousins Properties, Inc.                                   2.5

-------------------------------------------------------------------

-------------------------------------------------------------------

PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Current P/E Ratio                                        23.6x
Portfolio Price/Book Ratio                               2.52x
Market Capitalization - $ - Weighted Average          0.87 Bil
Number of Holdings                                          82

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS

Aldrich, Eastman & Waltch, L.P.
Cohen & Steers Capital Management

-------------------------------------------------------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


Specialty Funds                                   Real Estate Securities Fund  3

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS (b) - 97.4%
APARTMENT - 18.3%
Ambassador Apartments, Inc.                              149,600     $    3,534
Avalon Properties, Inc.                                  326,200          9,378
Bay Apartment Communities, Inc                            93,200          3,355
Camden Property Trust                                    294,600          8,433
Colonial Properties Trust                                284,600          8,645
Columbus Realty Trust                                    299,200          6,807
Evans Withycombe Residential, Inc.                       119,600          2,512
Irvine Apartment Communities, Inc.                       193,700          4,843
Merry Land & Investment Co., Inc.                         72,100          1,550
Mid-America Apartment Communities, Inc.                   50,000          1,444
Oasis Residential, Inc.                                  181,000          4,118
Post Properties, Inc.                                    220,100          8,859
Security Capital Atlantic, Inc.                           84,100          2,060
Security Capital Pacific Trust                            27,500            629
South West Property Trust                                 92,900          1,568
Smith (Charles E.) Residential Realty, Inc.              256,900          7,514
Summit Properties, Inc.                                  255,100          5,644
Wellsford Residential Property Trust                      22,500            545
                                                                     ----------

                                                                         81,438
                                                                     ----------

HEALTH CARE - 4.2%
Health Care Property Investors, Inc.                     113,300          3,966
Health Care, Inc.                                        127,400          3,121
Nationwide Health Properties, Inc.                       197,500          4,789
Sunrise Assisted Living, Inc. (a)                        240,800          6,622
                                                                     ----------

                                                                         18,498
                                                                     ----------

HOTELS - 4.7%
Boykin Lodging Co.                                        55,000          1,320
Bristol Hotel Co. (a)                                    130,500          4,143
Homestead Village Properties, Inc. (a)                     9,276            167
Homestead Village Properties, Inc.
  1997 Warrants (a)                                        6,224             51
Hospitality Properties Trust                              25,000            725
Interstate Hotels Co. (a)                                 34,000            961
FelCor Suite Hotels, Inc.                                 44,500          1,574
Patriot American Hospitality, Inc.                       124,300          5,360
RFS Hotel Investors, Inc.                                117,000          2,311
Starwood Lodging Trust                                    60,400          3,330
Studio Plus Hotels, Inc.                                  66,500          1,047
                                                                     ----------

                                                                         20,989
                                                                     ----------

MANUFACTURED HOMES - 0.8%
Chateau Properties, Inc.                                  10,000            265
Sun Communities, Inc.                                     93,600          3,229
                                                                     ----------

                                                                          3,494
                                                                     ----------

OFFICE/INDUSTRIAL - 32.1%
Arden Realty Group, Inc.                                 104,800          2,908
Beacon Properties Corp.                                  273,900         10,032
Brandywine Realty Trust                                   31,500            614
Cali Realty Corp.                                        424,700         13,113
CarrAmerica Realty Corp.                                 520,550         15,226
CenterPoint Properties Corp.                             183,500          6,010
Cousins Properties, Inc.                                 401,900         11,303
Crescent Real Estate Equities, Inc.                      274,800         14,496
Duke Realty Investments, Inc.                             91,900          3,538
Highwoods Properties, Inc.                               408,600         13,790
Liberty Property Trust                                   190,600          4,908
Meridian Industrial Trust, Inc.                           99,200          2,083
Pacific Gulf Properties, Inc.                             75,600          1,474
Prentiss Properties Trust                                398,700          9,968
Reckson Associates Realty Corp.                          159,900          6,756
Security Capital Industrial Trust                        278,700          5,957
Spieker Properties, Inc.                                 397,100         14,296
Weeks Corp.                                              201,300          6,693
                                                                     ----------

                                                                        143,165
                                                                     ----------

OUTLET CENTERS - 4.3%
Chelsea GCA Realty, Inc.                                 179,100          6,201
Horizon Group, Inc.                                      154,300          3,067
Prime Retail, Inc.                                       341,800          4,144
Tanger Factory Outlet Centers, Inc.                      207,300          5,623
                                                                     ----------

                                                                         19,035
                                                                     ----------

REGIONAL MALLS - 15.3%
CBL & Associates Properties, Inc.                        240,900          6,233
DeBartolo Realty Corp.                                   419,700         13,011
General Growth Properties                                 84,100          2,712
J.P. Realty, Inc.                                        277,200          7,173
Macerich Co. (The)                                       331,300          8,655
Mills Corp.                                              283,400          6,766
Rouse Co. (The)                                          435,700         13,833
Taubman Centers, Inc.                                    597,500          7,693
Urban Shopping Centers, Inc.                              76,500          2,219
                                                                     ----------

                                                                         68,295
                                                                     ----------

SELF STORAGE - 3.6%
Public Storage, Inc.                                     395,600         12,264
Shurgard Storage Centers, Inc. Class A                    35,900          1,064
Storage Trust Realty                                      39,000          1,053
Storage USA, Inc.                                         42,200          1,587
                                                                     ----------

                                                                         15,968
                                                                     ----------


4  Real Estate Securities Fund                                   Specialty Funds

REAL ESTATE SECURITIES FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

SHOPPING CENTER - 14.1%
Bradley Real Estate, Inc.                                122,200      $   2,200
Commercial Net Lease Realty                               65,000          1,032
Developers Diversified Realty Corp.                      261,700          9,716
Federal Realty Investment Trust                          318,000          8,626
Glimcher Realty Trust                                    352,800          7,762
Kimco Realty Corp.                                       298,600         10,414
Kranzco Realty Trust                                     161,800          2,730
Malan Realty Investors, Inc.                              83,000          1,349
New Plan Realty Trust                                     25,000            634
Regency Realty Corp.                                      30,900            811
Saul Centers, Inc.                                        55,500            881
Vornado Realty Trust                                     255,000         13,387
Weingarten Realty Investors, Inc.                         86,400          3,509
                                                                     ----------

                                                                         63,051
                                                                     ----------

TOTAL COMMON STOCKS
(cost $335,520)                                                         433,933
                                                                     ----------

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                         (000)         (000)
                                                      ----------     ----------

SHORT-TERM INVESTMENTS - 2.1%
Frank Russell Investment Company
  Money Market Fund, due on demand (c)                $    9,351     $    9,351
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $9,351)                                                             9,351
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $344,871)(d) - 99.5%                                   443,284

OTHER ASSETS AND LIABILITIES, NET - 0.5%                                  2,437
                                                                     ----------

NET ASSETS - 100.0%                                                  $  445,721
                                                                     ----------
                                                                     ----------


(a)  Nonincome-producing security.
(b) All common stocks held are Real Estate Investment Trusts with the exception of the following:
          Bristol Hotel Co.
          Homestead Village Properties, Inc.
          Homestead Village Properties, Inc. 1997 Warrants
          Interstate Hotels Co.
          Rouse Co. (The)
          Studio Plus Hotels, Inc.
          Sunrise Assisted Living, Inc.
(c)  At cost, which approximates market.
(d)  See Note 2 for federal income tax information.


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                                   Real Estate Securities Fund  5

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996

ASSETS
Investments at market (identified cost $344,871,437)(Note 2) . . . . . . . . . . . . . . . . . . . .     $   443,284,401
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,200,811
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,090,547
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,917,596
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,794
                                                                                                         ---------------

    Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         448,519,149

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       179,063
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,140,882
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             391,715
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              86,970
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,798,630
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   445,720,519
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       811,787
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,750,017
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . .          98,412,964
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             152,704
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         342,593,047
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   445,720,519
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share:
  Class S ($445,619,125 divided by 15,266,896 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . .          $29.19
                                                                                                         ---------------
                                                                                                         ---------------
  Class C ($101,394 divided by 3,475 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . .          $29.18
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


6  Real Estate Securities Fund                                   Specialty Funds

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996


INVESTMENT INCOME
Income:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    22,113,981
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,006,364
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          23,120,345

Expenses (Notes 1, 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     2,943,293
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             139,280
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             396,231
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              19,570
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,531
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,685
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              33,835
  Registration fees
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              58,023
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Distribution fees - Class C. . . . . . . . . . . . . . . . . . . . . . . . . .                  60
  Shareholder servicing fees - Class C . . . . . . . . . . . . . . . . . . . . .                  37
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,602,557
                                                                                                         ---------------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          19,517,788

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
  Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          24,667,447
  Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . .          75,950,556
                                                                                                         ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         100,618,003
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $   120,135,791
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                                   Real Estate Securities Fund  7

REAL ESTATE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    19,517,788     $    14,826,585
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .          24,667,447            (947,446)
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .          75,950,556          14,217,578
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .         120,135,791          28,096,717

Distributions to shareholders:
  Net investment income
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (18,704,915)        (15,134,155)
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,086)                 --
  Net realized gain on investments
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (18,473,521)                 --
    Class C. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (4,279)                 --
  Tax return of capital
    Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --            (207,871)
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .          71,778,593          69,027,371
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .         154,730,583          81,782,062
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         290,989,936         209,207,874
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $811,787 at December 31, 1996). . . . . . . . . . . . . . . . . . . . . . .     $   445,720,519     $   290,989,936
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


8  Real Estate Securities Fund                                   Specialty Funds

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $  23.51       $  22.53       $  22.76       $  21.50       $  19.33
                                                              --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      1.39           1.32           1.25           1.05           1.08
  Net realized and unrealized gain (loss) on investments . .      6.89           1.03            .40           2.68           2.16
                                                              --------       --------       --------       --------       --------

  Total Income From Investment Operations. . . . . . . . . .      8.28           2.35           1.65           3.73           3.24
                                                              --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .     (1.34)         (1.35)         (1.23)         (1.04)         (1.07)
  Net realized gain on investments . . . . . . . . . . . . .     (1.26)            --           (.45)         (1.43)            --
  In excess of net realized gain on investments. . . . . . .        --             --           (.20)            --             --
  Tax return of capital. . . . . . . . . . . . . . . . . . .        --           (.02)            --             --             --
                                                              --------       --------       --------       --------       --------

  Total Distributions. . . . . . . . . . . . . . . . . . . .     (2.60)         (1.37)         (1.88)         (2.47)         (1.07)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $  29.19       $  23.51       $  22.53       $  22.76       $  21.50
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . . .     36.81          10.87           7.24          17.42          17.29

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets . . . . . . . . .      1.04           1.04           1.05           1.11           1.20
  Net investment income to average net assets. . . . . . . .      5.64           6.10           5.65           4.52           5.60
  Portfolio turnover . . . . . . . . . . . . . . . . . . . .     51.75          23.49          45.84          58.38          19.72
  Net assets, end of year ($000 omitted) . . . . . . . . . .   445,619        290,990        209,208        145,167         75,902
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . . .     .0631            N/A            N/A            N/A            N/A



Specialty Funds                                   Real Estate Securities Fund  9

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS C

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                        1996*
                                                                     ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .     $    26.67
                                                                     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .            .24
  Net realized and unrealized gain (loss) on investments . . . .           3.85
                                                                     ----------

  Total Income From Investment Operations. . . . . . . . . . . .           4.09
                                                                     ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .           (.32)
  Net realized gain on investments . . . . . . . . . . . . . . .          (1.26)
                                                                     ----------

  Total Distributions. . . . . . . . . . . . . . . . . . . . . .          (1.58)
                                                                     ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .     $    29.18
                                                                     ----------
                                                                     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . .          15.75

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets (b) . . . . . . . . .           1.77
  Net investment income to average net assets (b). . . . . . . .           5.31
  Portfolio turnover . . . . . . . . . . . . . . . . . . . . . .          51.75
  Net assets, end of period ($000 omitted) . . . . . . . . . . .            101
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . . . . .         0.0631


*    For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(b)  The ratios for the period ended December 31, 1996 are annualized.


10  Real Estate Securities Fund                                  Specialty Funds

EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


OBJECTIVE:   To provide high total return, primarily through capital
appreciation, by assuming the higher level of volatility typically expected from investment in underdeveloped markets.

INVESTS IN:  Primarily emerging market equity securities.

STRATEGY:    The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk when compared to either single country or region emerging markets investments. The Fund employed the investment management services of three managers with three separate approaches to global emerging markets investment.



DATES           EMERGING MARKETS ++      EXTENDED BARINGS EM ++++              IFC INVESTABLE COMPOSITE **
Inception *                 $10,000                       $10,000                                  $10,000
       1993                 $14,183                       $17,628                                  $16,864
       1994                 $13,356                       $16,793                                  $16,775
       1995                 $12,260                       $15,956                                  $14,708
       1996                 $13,763                       $17,288                                  $15,868
----------------------------------------------------------------------------------------------------------

      Total                 $63,562                       $77,665                                  $74,215
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

EMERGING MARKETS FUND

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  11,226      12.26%
Inception           $  13,763       8.50%#


IFC INVESTABLE COMPOSITE INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,789       7.89%
Inception           $  15,868      12.51%#


EXTENDED BARINGS EMERGING MARKETS INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,835       8.35%
Inception              17,288      15.00%#

   * Assumes initial investment on February 1, 1993.

  ** International Finance Corporation (IFC) Investable Composite Index is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of the countries included in the index, calculated on a total-return basis. The investable index reflects the accessibility of markets and individual stocks to foreign investors.

  ++ Prior to April 1, 1995, fund performance results are reported gross of investment management fees. For the period following April 1, 1995, fund performance results are reported net of investment management fees but gross of any investment services fees. Information concerning these fees can be obtained from the fund's managers upon request.

++++ Extended Barings Emerging Markets Index is a market capitalization-weighted index of companies' performance within 20 countries in Africa, Asia, Europe and Latin America.

   # Annualized.


12  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1996, the Emerging Markets Fund had a total return of 12.3%, as compared to the Extended Barings Emerging Markets Index
(BEMI) results of 8.4%. The Fund outperformed the Extended BEMI primarily due to favorable country allocation decisions by underweighting some of the poorest performing markets.

PORTFOLIO HIGHLIGHTS
The performance of the emerging markets during the course of 1996 was dramatically different between the first and second halves of the year. The first half produced almost all of the index's gain for the year. The second half of the year was difficult for investors. A flight to quality after the US market's sell-off at the end of the second quarter of 1996 was quite damaging to investor attitudes towards these foreign capital-dependent, risky markets. The Extended Barings Emerging Markets Index fell over 3% in the last six months of 1996, but still managed an 8.4% gain for the year. Latin American markets rose 18.9% for 1996, led by Brazil's 42% gain. Although a relatively small market, Venezuela's nearly 129% rise was particularly impressive. Asian markets managed to gain 7% for the year, largely due to a 24% gain from Malaysia and a 39.4% return from Taiwan. Chinese stocks also fared well, but Korea and Thailand plummeted over 40% and 38%, respectively. Although less volatile, the Europe/African region was the weakest for the year, down 4.2%. This was largely due to the 17% loss produced by South Africa which represents nearly 12% of the Extended BEMI and 60% of the Europe/African region.

The Emerging Markets Fund had a good year given the investment environment. The Fund gained 12.3%, beating the Index by an impressive 390 basis points. All three of the Fund's managers exceeded the Index return for the year. Good country selection accounted for much of the Fund's added value with an underweighting in South Africa having the most significant impact, while good stock selection also added to returns. Investment in a number of non-index markets, including Russia and Hungary, also increased returns.

-------------------------------------------------------------------
TOP TEN ISSUES
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

Telecomucicacoes Brasileiras NPV (Brazil)                  1.7%
Telefonos de Mexico SA Series L - ADR                      1.4
Electrobras Series B NPV (Brazil)                          1.3
Arab Malaysian Corp. Berhad (Malaysia)                     1.2
Banco Bradesco SA NPV (Brazil)                             1.2
Sasol NPV (South Africa)                                   1.1
Compania de Telefonos (Chile) SA - ADR                     1.0
CIA Anon Nacional Telefonos de Venezuela                   1.0
Telecomunicacoes Brasileiras - ADR (Brazil)                0.9
Iscor (South Africa)                                       0.9

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Current P/E Ratio                                         14.1x
Portfolio Price/Book Ratio                                1.56x
Market Capitalization - $ - Weighted Average            5.6 Bil
Number of Holdings                                          425

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS

Genesis Asset Managers, Ltd.
Montgomery Asset Management L.P.
J.P. Morgan Investment Management, Inc.

-------------------------------------------------------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.


Specialty Funds                                        Emerging Markets Fund  13

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 78.7%
ARGENTINA - 5.0%
Astra cia Argentina de Petro                             601,160     $    1,148
Banco Frances del Rio la Plata - ADR                      37,963          1,044
Capex SA Series A                                         49,200            406
Cementera Argentina Class B (a)                           70,600            346
Central Puerto SA Class B                                120,000            342
Comercial de Plata (a)                                   231,100            592
Cresud SA (a)                                            349,500            619
Inversiones Y Representaciones                            98,829            317
Inversiones Y Representaciones SA - GDR                    6,224            198
Molinos Rio Plata                                        101,050            360
Naviera Perez Companc Class B                            158,200          1,112
Perez Companc SA Class B - ADR (a)                        30,200            423
Siderar SA Series A (a)                                  337,700            973
Telecom Argentina Class B                                 87,122            359
Telefonica de Argentina Class B                          150,000            393
Telefonica de Argentina Class B - ADR                     81,300          2,104
Transportadora de Gas del Sur SA Class B                 280,000            689
YPF Sociedad Anonima Class D - ADR                        86,900          2,194
                                                                     ----------

                                                                         13,619
                                                                     ----------

AUSTRALIA - 0.3%
Lihir Gold, Ltd. (a)                                     444,200            847
                                                                     ----------

                                                                            847
                                                                     ----------

AUSTRIA - 0.5%
Julius Meinl International                                 5,626            161
Nafta (a)                                                  4,090            204
Tabak AS (a)                                               3,500            882
                                                                     ----------

                                                                          1,247
                                                                     ----------

BANGLADESH - 0.1%
Apex Tannery, Ltd.                                         4,600            127
Beximco Infusions                                          7,500            110
                                                                     ----------

                                                                            237
                                                                     ----------

BERMUDA - 0.6%
Central European Media Enterprises, Ltd.
  Class A (a)                                             54,300          1,697
                                                                     ----------

                                                                          1,697
                                                                     ----------

BRAZIL - 4.0%
CELESC SA - GDR                                              700             65
CEMIG SA - ADR                                            25,500            873
Companhia Vale Do Rio Doce - ADR                          11,400            221
Forca E Luz (Cia Paul) NPV (a)                        14,187,000          1,679
Forca Luz Cataguazes Leo Rights (a)                       82,440              3
Makro Atacadista - GDS (a)                                60,000            405
Makro Atacadista SA - GDR (a)                             44,300            299
Multicanal Participacoes SA - ADR (a)                     12,600            161
Rhodia Ster SA NPV                                       129,820             38
Souza Cruz NPV                                            15,920            105
Telecomunicacoes Brasileiras - ADR                        33,520          2,564
Telecomunicacoes Brasileiras - ADR (144A)                     88              7
Telecomunicacoes Brasileiras NPV                      46,223,900          3,314
Telecomunicacoes de Minas Gerais SA NPV                   36,463              5
TELESP Telec San Paulo NPV (a)                            19,113              4
White Martins SA NPV                                 719,259,392          1,038
                                                                     ----------

                                                                         10,781
                                                                     ----------

CHILE - 3.5%
Administradora de Fondos de Pensiones
Provida SA - ADR                                          15,870            297
Antofagasta Holdings PLC                                 240,000          1,398
Banco O'Higgins - ADR                                     20,000            462
Banco Santander Chile Series A - ADR (a)                  27,600            414
Chilgener SA - ADR                                        30,000            626
Compania de Telefonos (Chile) SA - ADR                    28,022          2,834
Embotelladora Andina - ADR                                26,000            793
Enersis SA - ADR                                          48,755          1,353
Laboratorio Chile SA - ADR                                30,000            495
Madeco SA - ADR                                            7,942            193
Maderas Y Sinteticos Sociedad - ADR                       25,400            356
Sociedad Quimica Y Minera de Chile SA - ADR                6,630            359
                                                                     ----------

                                                                          9,580
                                                                     ----------

CHINA - 0.2%
China Steel Corp. - ADR                                   14,820            297
Luoyang Glasswork Class H                                 38,000             12
Yizheng Chemical Fibre Class H                           800,000            194
                                                                     ----------

                                                                            503
                                                                     ----------

COLOMBIA - 0.2%
Banco de Colombia New - GDR                               30,400            224
Banco Industrial Colombiano SA - ADR                       3,800             79
Cementos Diamante SA
  Class B - ADR                                           21,100            264
                                                                     ----------

                                                                            567
                                                                     ----------


14  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

CROATIA - 0.4%
Pliva D. D. - GDR (a)                                     18,100     $      959
                                                                     ----------

                                                                            959
                                                                     ----------

CZECH REPUBLIC - 1.7%
Ameriyah Cement Co. (a)                                   15,000            283
Cokoladovny AS (a)                                         4,053            516
Cokoladovny AS (a)                                         2,189            279
Czechoslovakian Value Fund (Units)                        37,000            305
Czechoslovakian Value Fund 1998 Warrants                   1,800              2
Elektrarny Opatovice AS                                    2,200            355
Komercni Banka AS - GDR (a)                               14,100            375
Komercni Banka IF                                         29,900            756
Privat Fonds                                              27,400            349
SPT Telecom AS (a)                                         7,800            971
Vseobecny Investment Fund (a)                             59,775            175
Vynosovy Investment Fund (a)                              42,800            268
                                                                     ----------

                                                                          4,634
                                                                     ----------

ECUADOR - 0.4%
La Cement National - GDR (a)                               3,700            836
La Cemento Nacional CA - GDR                                 700            158
                                                                     ----------

                                                                            994
                                                                     ----------

EGYPT - 0.2%
Commercial International Bank
(Regd) - GDR (a)                                          30,050            424
Torah Portland Cement Co. (a)                              8,100            163
                                                                     ----------

                                                                            587
                                                                     ----------

FRANCE - 0.1%
Elf Gabon                                                    876            224
                                                                     ----------

                                                                            224
                                                                     ----------

GHANA - 0.2%
Ashanti Goldfields, Ltd. - ADR                            34,000            421
                                                                     ----------

                                                                            421
                                                                     ----------

GREECE - 1.3%
Aegek SA                                                  51,270            189
Athens Medical Center SA (Regd)                           37,700            264
Credit Bank (Regd)                                         3,360            214
Ergo Bank (Regd)                                          34,600          1,754
Hellenic Bottling                                         11,002            353
Hellenic Telecommunication Organization SA (a)            20,000            342
Titan Cement Co.                                           8,100            440
                                                                     ----------

                                                                          3,556
                                                                     ----------

HONG KONG - 3.5%
Alco Holdings                                          1,000,000            110
Alco Holdings, Ltd. 1998 Warrants (a)                    100,000              1
Chen Hsong Holding                                     1,550,000            942
Cheung Kong Holdings, Ltd.                                60,000            533
China Light & Power                                       72,000            320
China Resources Enterprise, Ltd.                         172,000            387
Concord Land Development Co., Ltd. (a)                   316,240            137
Guangdong Investment                                     582,000            561
Guoco Group, Ltd.                                         91,000            509
Henderson Land Development Co., Ltd.                      30,000            303
HSBC Holdings (UK Regd) PLC                               29,600            633
Hutchison Whampoa, Ltd. (a)                              118,000            927
New World Development Co., Ltd.                          141,000            953
Pacific Concord Holdings                               1,912,000            492
Shanghai Industrial Holdings, Ltd. (a)                    40,000            146
Shangri-La Asia, Ltd.                                    240,000            355
Star Telecom International Holdings, Ltd. (a)            892,000            288
Sun Hung Kai Properties, Ltd. (a)                         42,000            514
Swire Pacific, Ltd. Class A                               32,000            305
Wheelock & Co.                                           148,000            422
Yue Yuen Industrial                                    1,564,000            597
                                                                     ----------

                                                                          9,435
                                                                     ----------

HUNGARY - 1.7%
Borsodchem - GDR                                          42,000          1,056
Borsodchem Rt. - GDR (144A)                                7,700            194
Egis Gyogyszergyar (a)                                    16,000            934
Mol Magyar Olay-Es Gazipari - GDS (a)                     80,000          1,012
Richter Gedeon , Ltd. - GDR                               24,152          1,401
                                                                     ----------

                                                                          4,597
                                                                     ----------

INDIA - 2.3%
Bajaj Auto, Ltd. - GDR                                    22,300            758
Bajaj Auto, Ltd. - GDR (144A)                              9,800            333
East India Hotels, Ltd.-GDR (a)                            6,300            151
EIH, Ltd. - GDR                                            8,900            214
Genesis India Investment Co.                             175,000          1,416
Global Tele-Systems Group, Inc. (a)                          525             10
Gujarat Ambuja Cements, Ltd. - GDR                        24,000            206


Specialty Funds                                        Emerging Markets Fund  15

EMERGING MARKETS FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Hindalco Industries, Ltd. - GDR (a)                       18,300     $      451
I.T.C., Ltd.- GDR (a)                                     38,800            398
Indian Hotels Co., Ltd. - GDR (a)                          7,000            177
Indian Hotels Co., Ltd. - GDS (a)                         19,600            496
Indian Petrochemicals Corp., Ltd. - GDR                   16,500            190
Indo Gulf Fertilizers & Chemicals - GDR                  158,200            142
Larsen & Toubro - GDS                                     10,400            152
Perusahaan Persero Telekom - ADR                          19,000            655
Raymond Woolen Mills, Ltd. - GDR (a)                      15,300             92
Tata Engineering & Locomotive Co., Ltd. (a)               13,800            147
Tata Engineering &
  Locomotive Co., Ltd. - GDR (144A)                       14,000            149
Tube Investments of India - GDR                          123,080            154
Videocon International - GDS                              20,225             16
                                                                     ----------

                                                                          6,307
                                                                     ----------

INDONESIA - 2.4%
Bimantara Citra (Alien Market)                           199,500            266
Indosat (Alien Market)                                   140,000            385
Inti Indorayon Utama (Alien Market)                      275,000            198
London Sumatra (Alien Market)(a)                          32,500             84
Matahari Putra Prima (Alien Market)                      333,000            388
Modern Photo Film Co. (Alien Market)                      35,000            111
Mulia Industrindo (Alien Market)                         366,000            380
Ometraco Corporation 2000 Warrants (a)                    75,000             32
Ometraco Finance (Alien Market)                          700,000            778
Pabrik Kertas Tjiwi Kimia (Alien Market)                  35,081             35
Pakuwon Jati (Alien Market)                              402,000            157
PT Aneka Kimia Raya (Alien Market)                       137,000             81
PT Ciputra Development (Alien Market)                    160,000            166
PT Hanjaya Mandala Sampoerna (Alien Market)               83,000            443
PT Indorama Synthetics (Alien Market)(a)                   1,440              1
PT Kalbe Farma (Alien Market)                            202,000            231
Ramayana Lestari (Alien Market)(a)                       500,000          1,079
Semen Cibinong (Alien Market)                            416,600          1,173
Semen Gresik (Alien Market)                               60,500            195
Tambang Timah - GDR                                        5,300             96
Unilever Indonesia (Alien Market)                         19,000            326
                                                                     ----------

                                                                          6,605
                                                                     ----------

ISRAEL - 0.3%
Elbit Medical Imaging, Ltd. (a)                              200              1
Elbit Systems, Ltd. (a)                                      200              2
Koor Industries, Ltd. - ADR                                7,200            122
Osem Investment, Ltd. (a)                                 28,400            160
Supersol, Ltd. (a)                                         4,300            105
Teva Pharmaceutical Industries, Ltd.                         722            362
                                                                     ----------

                                                                            752
                                                                     ----------

LEBANON - 0.2%
Solidere - GDR (a)                                        55,000            633
                                                                     ----------

                                                                            633
                                                                     ----------

LUXEMBOURG - 0.5%
Millicom International Cellular SA (a)                    37,000          1,179
Tata Engineering & Locomotive Co. - GDR                   21,800            232
                                                                     ----------

                                                                          1,411
                                                                     ----------

MALAYSIA - 9.7%
Arab Malaysian Corp. Berhad                              653,000          3,258
Arab Malaysian Finance (Alien Market)                    170,000            949
DCB Holdings Berhad                                      216,000            740
DCB Holdings Berhad 1999 Warrants (a)                     82,000            123
Genting Berhad                                           134,000            923
Genting International (CLOB Line)                        162,000            389
Golden Hope Plantation                                   378,000            644
Guinness Anchor Berhad                                   104,000            255
Hong Leong Bank Berhad                                    51,000            178
Hong Leong Industries Berhad(a)                          120,400            410
IJM Corp. Berhad                                         769,000          1,812
IND Oxygen, Inc.                                         962,000          1,478
Innovest Berhad (a)                                      100,000            356
Kian Joo Can Factory                                      68,000            377
Kuala Lumpur Kepong                                      215,000            545
Land & General Berhad                                    138,000            331
Leader Universal Holdings                                165,000            346
Lingkaran Trans Kota Holdings Berhad (a)                  45,000             93
Lion Corp. Berhad                                         32,000             63
London & Pacific Insurance Co. Berhad                      1,600             10
Malaysia Mining Corp.                                    370,800            429
Malaysian Assurance Alliance Berhad                      150,125            731
Malaysian International Shipping Corp.
  (Alien Market)                                          87,000            258
Malaysian Tobacco                                        135,000            209
Matsushita Electric Co. Berhad                            17,000            159
Metacorp Berhad                                          198,000            506
Nestle Berhad                                             55,000            442
New Straits Times                                        224,000          1,295
Nylex Berhad                                             124,500            281
O.Y.L. Industries Berhad                                  99,000          1,039
Oriental Holdings Berhad                                 152,000          1,035
Phileo Allied Berhad                                     412,500            722
Phileo Allied Berhad Rights (a)                          275,000            163
Public Bank Berhad (Alien Market)                        311,000            659
Public Finance Berhad (Alien Market)                     495,000            862


16  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

Renong Berhad                                            242,000     $      429
Resorts World Berhad                                     174,000            792
Sistem Televisyen Malaysia Berhad                        130,000            260
Sistem Televisyen Malaysia Berhad Series A (a)           130,000            241
Tanjong PLC                                              161,000            644
Telekom Malaysia                                          61,000            544
UMW Holdings Berhad                                      103,000            481
United Engineers Berhad                                  106,000            957
                                                                     ----------

                                                                         26,418
                                                                     ----------

MEXICO - 6.7%
Alfa SA de CV Class A NPV                                268,692          1,253
Carso Global Telecom Series A1 NPV (a)                    52,950            126
Cemex SA de CV Class B NPV                               268,400          1,057
Cemex SA de CV NPV                                       220,640            795
Cifra SA de CV Class B NPV (a)                           170,000            208
Cifra SA de CV Class C NPV (a)                            97,960            119
Compania Cervecerias Unidas SA - ADR                      22,700            363
Corporacion Industrial Sanluis
  SA de CV - CPO (Units)                                  36,000            229
Cydsa SA Series A NPV (a)                                114,300            208
Desc SA de CV NPV (a)                                      1,150              6
Desc Sociedad de Fomento Industrial
  SA de CV Series B NPV (a)                               55,200            302
Empresa Nacional de Electric - ADR                        16,700            259
Empresas ICA Sociedad - ADR (a)                           79,600          1,164
Empresas la Moderna SA de CV - ADR                        17,186            339
Empresas La Moderna SA de CV Class A NPV                  59,000            292
Fomento Economico Mexicano SA de CV Series B NPV         381,000          1,307
Grupo Carso Series A NPV (a)                              82,500            437
Grupo Casa Autrey SA de CV - ADR                          11,000            214
Grupo Financiero Banamex AC Series B NPV (a)              82,000            173
Grupo Financiero Banamex AC Series L NPV (a)               1,350              3
Grupo Financiero Bancomer Series B NPV (a)               330,000            132
Grupo Modelo SA Series C                                  87,700            509
Grupo Radio Centro SA de CV - ADR (a)                     26,400            181
Herdez Class B NPV                                       300,000             82
Industrias Penoles NPV                                   103,700            368
Kimberly-Clark, Mexico Class A NPV                        94,000          1,857
Panamerican Beverages, Inc. Class A                       29,000          1,359
Ponderosa Industrial SA de CV Series B NPV (a)            54,600             34
Sears Roebuck de Mexico Series B - GDS (a)                21,000             60
Seguros Comercial America NPV Series B (a)               870,000            260
Sigma Alimentos, SA Series B                              35,000            313
Telefonos de Mexico SA Series L - ADR                    111,750          3,688
Transportacion Maritima Mexicana
  SA de CV - ADR Series A                                 80,000            370
Transportacion Maritima Mexicana
  SA de CV - ADR Series L                                 25,990            136
                                                                     ----------

                                                                         18,203
                                                                     ----------

MOROCCO - 0.4%
Banque Marocaine Du Commerce
  Exterieur - GDR  (144A)                                  5,300            242
Banque Marocaine Du Commerce
  Exterieur - GDR                                         53,835            828
                                                                     ----------

                                                                          1,070
                                                                     ----------

NETHERLANDS - 0.5%
Ceteco Holding NV CVA                                     25,618          1,476
                                                                     ----------

                                                                          1,476
                                                                     ----------

PAKISTAN - 0.7%
Adamjee Insurance                                          5,250             12
Dewan Salmon Fibre                                        12,360             10
DG Kahn Cement (a)                                        28,314              7
Engro Chemical (a)                                         9,600             32
Fauji Fertilizer (a)                                     153,300            258
Hub Power Co. (a)                                         38,800            766
Pakistan State Oil (a)                                   102,188            660
Pakistan Telecommunications Corp. (a)                    160,000            100
Pakistan Telecommunications Corp. - GDS (a)                1,200             72
                                                                     ----------

                                                                          1,917
                                                                     ----------

PANAMA - 0.3%
Banco Latinoamericano de Exportaciones SA Class E         14,000            711
                                                                     ----------

                                                                            711
                                                                     ----------

PAPUA NEW GUINEA - 0.5%
Oil Search, Ltd. (Australia Regd)                        700,000          1,363
                                                                     ----------

                                                                          1,363
                                                                     ----------


Specialty Funds                                        Emerging Markets Fund  17

EMERGING MARKETS FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

PERU - 1.7%
Cementos Norte Pacasmayo SA Class T                      241,126     $      340
Compania de Minas Buenaventura
Series B - ADR (a)                                        34,100            584
CPT Telefonica del Peru Class B                          526,098            979
Credicorp, Ltd.                                           62,047          1,148
Minas Buenaventura                                        31,166            227
Minas Buenaventura Series B (a)                           10,401             86
Minsur SA (a)                                             48,612            168
Telefonica Del Peru SA Class B - ADR                      54,800          1,034
                                                                     ----------

                                                                          4,566
                                                                     ----------

PHILIPPINES - 3.1%
Aboitiz Equity Ventures (a)                              523,748             53
Ayala Land, Inc. Class B                                 345,018            394
Bacnotan Consolidated                                    141,867            464
DMCI Holdings, Inc. (a)                                  632,000            415
Enron Global Power & Pipelines L.L.C.                     35,000            945
Far East Bank & Trust Co.                                200,000            798
First Philippine Holdings Class B                        203,814            465
JG Summit Holdings, Inc. Series B                        868,000            244
Manila Electric Co. Class B                              160,890          1,315
Manila Mining Corp. Class B (a)                       90,230,256             82
Metro Pacific Corp. Class A                            1,399,568            346
Music Semiconductors Corp. (a)                           190,000             94
PCI Leasing & Finance, Inc. (a)                          225,000             61
Petron Corp.                                           1,220,000            413
Philippine Long Distance Telephone Co.                     1,700             93
Philippine Long Distance Telephone Co. - ADR              28,900          1,474
Philippine Long Distance Telephone Co. - GDS                 700             36
Philippine National Bank (a)                              21,700            258
Republic Glass Holdings Corp.                            476,000             92
San Miguel Corp. Class B                                  82,500            364
Uniwide Holdings, Inc. (a)                               273,000             54
                                                                     ----------

                                                                          8,460
                                                                     ----------

POLAND - 0.4%
Bank Slaski SA                                             3,400            346
Banka Przemysl Handl (a)                                   1,751            113
E. Wedel SA (a)                                            6,347            312
Polifarb-Cieszyn SA                                       52,377            291
Wielkopolski Bank Kredytowy SA                             4,833             33
                                                                     ----------

                                                                          1,095
                                                                     ----------

PORTUGAL - 2.4%
Banco Totta e Acores (Regd)                               23,000            434
Capital Portugal                                           6,360            734
Cel Cat (Cond Electric)                                    7,200            123
Cimpor Cimentos de Portugal                               20,500            441
Corp. Ind. Norte                                           6,300            246
EFACEC SA - New (a)                                        9,000             75
Estabelecimentos Jeronimo Martins &
  Filho SGPA SA (units)                                    1,036             55
Estabelecimentos Jeronimo Martins &
  Filho SGPA SA Rights                                     3,660             59
Estabelecimentos Jeronimo Martins &
  Filho SGPA SA Rights New                                 6,220            105
Jeronimo And Martins                                       3,660            189
Jeronimo Martins SGPS                                      6,220            321
Portucel Industrial SA (a)                               101,400            589
Portugal Telecom SA (a)                                   11,844            338
Portugal Telecom SA - ADR                                 13,100            370
Sonae Investimento                                        64,056          2,028
Telecel-Comunicacaoes Pessoaissa (a)                       3,000            192
Unicer-Uniao Cervj (Regd)                                  9,000            157
                                                                     ----------

                                                                          6,456
                                                                     ----------

RUSSIA - 1.5%
AO Mosenergo - ADR (a)                                     5,600            170
Irkutskenergo - RDC (a)                                       35            997
Lukoil Holding - RDC (a)                                       5            291
Lukoil Oil Co. - ADR                                      27,400          1,274
SFMT, Inc. (a)                                             2,000             39
Tatneft - ADR (a)                                          4,600            221
Tatneft - ADR (144A)                                      11,300            542
Trade House GUM - ADR (a)                                  6,200            353
Ukraine Enterprise Corp. (a)                              31,000             68
                                                                     ----------

                                                                          3,955
                                                                     ----------

SINGAPORE - 0.3%
Far East Levingston                                       98,000            511
Keppel Corp.                                              54,000            421
                                                                     ----------

                                                                            932
                                                                     ----------

SLOVAKIA - 0.1%
Vseobecna Uverova Bianca AS (a)                           10,050            188
                                                                     ----------

                                                                            188
                                                                     ----------


18  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

SOUTH AFRICA - 6.7%
Amalgamated Banks of South Africa                        105,100     $      539
Anglo America Coal                                         2,183            166
Anglo America Corp. SA                                    10,500            578
Anglo American Gold Investment Co., Ltd.                   7,000            533
Anglo American Industrial Corp.                            2,110             76
Anglovaal Holdings, Ltd.                                  24,600            726
Barlow, Ltd.                                              23,600            209
Clinic Holdings, Ltd.                                    179,100            188
De Beers Centenary AG                                     25,926            742
De Beers Consolidated Mines, Ltd. - ADR                    4,957            140
Del Monte Royal Food, Ltd.                               319,600            321
Engen, Ltd.                                               39,891            213
Gencor, Ltd.                                              76,060            276
Gencor, Ltd. - ADR                                        54,679            199
Highstone Property                                       630,000            170
Iscor                                                  3,295,710          2,353
JD Group, Ltd.                                            63,700            299
Kersaf Investments, Ltd.                                  47,800            437
Lonrho PLC                                               417,712            887
Malbak, Ltd. NPV (a)                                     294,800          1,292
Nampak, Ltd. - ADR                                        19,260             75
Pepkor, Ltd. (a)                                          94,100            289
PepsiCo International, Inc. (a)                            2,000            169
Premier Group Holdings, Ltd.                             111,905            146
Randgold & Exploration Co., Ltd. (a)                      64,000            434
Rembrandt Group, Ltd.                                    125,752          1,122
Safmarine & Rennie Holdings, Ltd.                        168,700            379
Sappi, Ltd.                                              150,964          1,355
Sasol NPV                                                246,494          2,924
Trans Natal Coal Corp., Ltd.                              83,000            614
Waltons Stationery Co., Ltd. NPV (a)                     192,000            269
Zambia Cons Copper Series B (UK Regd)(a)                  43,846            106
Zambia Copper Investments, Ltd.                           38,823             46
                                                                     ----------

                                                                         18,272
                                                                     ----------

SOUTH KOREA - 2.9%
Daewoo Securities (a)                                      4,457             57
Dong-Ah Construction - EDR (a)                            11,800            126
Dong-Ah Construction Industrial Co.                        6,500            138
Dong-Ah Construction Industrial Co. (Regd)                 1,038             11
Han Kook Tire Manufacturing Co. New (a)                       17              1
Housing & Commercial Bank, Korea (a)                       6,950             97
Housing & Commercial Bank, Korea New (a)                  26,290            367
Hyundai Engineering & Construction (a)                        25              1
Hyundai Motor Co. - GDR (a)                               27,700            201
Korea Electric Power Corp.                                31,430            915
Korea Mobile Telecommunications Corp.                        560            302
Pohang Iron & Steel                                       13,790            596
Pohang Iron & Steel - ADR                                  7,800            158
Samsung Co.                                               15,287            181
Samsung Electronics Co. - GDR                              7,561            308
Samsung Electronics Co., Ltd. New (a)                      1,511             78
Samsung Electronics, Ltd.                                  1,919            103
Samsung Electronics, Ltd. - GDR (a)                        2,296             95
Samsung Electronics, Ltd. - GDR (144A)(a)                  4,701             87
Samsung Electronics, Ltd. - GDS                           30,601            565
Shin Han Bank                                             69,730            949
Ssangyong Cement Co., Ltd.                                18,800            265
Ssangyong Oil Refining Co., Ltd.                          62,620          1,371
Tae Young Corp.                                           11,000            724
Yukong, Ltd.                                               7,891            149
                                                                     ----------

                                                                          7,845
                                                                     ----------

SPAIN - 0.2%
Quilmes Industrial (Regd)                                 63,100            505
                                                                     ----------

                                                                            505
                                                                     ----------

SRI LANKA - 0.2%
Aitken Spence & Co. (a)                                   15,865             25
Ceylon Theatre                                             6,830             42
Development Finance Corp.                                 94,999            419
Hayleys (a)                                               16,720             53
John Keells Holdings, Ltd. (a)                            30,475            105
National Development Bank (a)                              9,800             34
                                                                     ----------

                                                                            678
                                                                     ----------

SWITZERLAND - 0.4%
Holderbank Financiere Glarus AG (BR)                       1,392            994
                                                                     ----------

                                                                            994
                                                                     ----------

TAIWAN - 3.7%
Advanced Semiconductor Engineering - GDR (a)              42,770            416
Asia Cement Corp. - GDR                                   60,285          1,106
China Steel Corp. - GDS                                   56,683          1,137
Hocheng Group Corp. - GDR (a)                            120,540          1,025
Macronix International Co., Ltd. - ADR (a)                30,000            398
Microelectronics - GDS                                    42,707            241
President Enterprises - GDS                               83,900          1,468


Specialty Funds                                        Emerging Markets Fund  19

EMERGING MARKETS FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

ROC Taiwan Fund (a)                                       88,800     $      910
Siliconware Precision Industries Co. - GDR (a)           141,000          1,565
Yageo Corp. - GDR (a)                                    145,151          1,415
Yageo Corp. - GDR (144A)(a)                               45,378            443
                                                                     ----------

                                                                         10,124
                                                                     ----------

THAILAND - 3.1%
Advanced Information Services (Alien Market)              25,000            209
Ban Pu Coal (Alien Market)                                14,922            277
Bangkok Bank (Alien Market)                               61,200            592
Bangkok Bank 2006 Warrants - SEC (a)                      90,400            673
Bangkok Insurance PLC (Alien Market)                       5,900             84
Central Pattana Public Co., Ltd.                          12,200             42
Central Pattana Public Co., Ltd. (Alien Market)           70,500            319
Ch Karnchang Public Co., Ltd. (Alien Market)              42,300            214
Electricity General Public Co., Ltd. (a)                  12,210             33
Electricity Generating Public Co., Ltd.
  (Alien Market)                                         161,200            440
Industrial Finance Corp. of Thailand (Alien Market)      454,000          1,230
International Cosmetics PLC (Alien Market)                29,000            132
Krung Thai Bank PLC (Alien Market)                        56,500            109
Land & House (Alien Market)                               28,000            204
Lanna Lignite Public Co. (Alien Market)                   36,500            325
Phatra Thanakit Co. (Alien Market)                        58,300            166
Precious Shipping (Alien Market)                         137,000            264
PTT Exploration & Production
  Public Co., Ltd. (Alien Market)                         31,500            454
Regional Container Line (Alien Market)                    22,300            216
Sahaviriya Steel Industries Public Co., Ltd.
  (Alien Market)(a)                                      491,300            163
Siam Cement Co. (Alien Market)                            19,200            602
Siam Cement Co. 1998 Warrants - SEC                       10,600            334
Siam Commercial Bank PLC (Alien Market)                   47,000            341
Swedish Motor Public Co., Ltd. (Alien Market)            164,900            246
TelecomAsia (Alien Market)(a)                            126,100            263
Thai Farmers Bank (Alien Market)                          39,000            243
Thai Farmers Bank PLC 2002 Warrants (Alien Market)         4,875              5
Thai Plastic & Chemical Co., Ltd. (Alien Market)          31,000            105
                                                                     ----------

                                                                          8,285
                                                                     ----------

TURKEY - 1.0%
Efes Sinai Yatirim (a)                                   615,138             27
EGE Biracilik Ve Malt Sanayii                          2,700,000            579
Erciyas Biracilik Ve Malt Sanayii - ADR                   65,600            143
Eregli Demir Ve Celik Fabrikalari                      2,413,000            289
Koc Holding                                            1,709,000            299
Migros                                                   636,000            777
T Garanti Bankasi                                      3,121,919            141
T Sise Cam                                             2,853,000            303
Tat Konserve Sanayii                                     212,728             32
Trakya Cam Sanayii AS                                  1,144,234             58
Yapi Kredi Bankasi                                     6,272,500            156
                                                                     ----------

                                                                          2,804
                                                                     ----------

UNITED KINGDOM - 0.2%
Lonrho PLC                                               301,830            646
                                                                     ----------

                                                                            646
                                                                     ----------

VENEZUELA - 1.8%
CIA Anon Nacional Telefonos
  de Venezuela - ADR Class D (a)                          93,146          2,620
Electricidad de Caracas (Regd)                           225,411            229
Mavesa SA - ADR                                           76,875            490
Siderurgica Venezolana Sivensa - ADR                     395,000          1,413
Siderurgica Venezolana Sivensa - GDR (144A)               35,909            129
                                                                     ----------

                                                                          4,881
                                                                     ----------

ZIMBABWE - 0.6%
Delta Corp. (a)                                          401,378          1,406
Reunion Mining PLC (a)                                   250,000            312
                                                                     ----------

                                                                          1,718
                                                                     ----------

TOTAL COMMON STOCKS
(cost $203,126)                                                         213,755
                                                                     ----------


20  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

December 31, 1996


                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

CONVERTIBLE PREFERRED STOCKS - 0.0%
PHILIPPINES - 0.0%
Philippine Long Distance - GDS                             2,800     $       86

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $104)                                                                  86
                                                                     ----------

PREFERRED STOCKS - 9.5%
ARGENTINA - 0.3%
Quilmes Industrial Quinsa Societe - ADR                   92,950            848
                                                                     ----------

                                                                            848
                                                                     ----------

BRAZIL - 8.8%
Acos Especitabira NPV                                113,311,200            267
Banco Bradesco SA NPV                                439,461,216          3,185
Banco Itau SA (Regd)                                     809,000            350
Brahma (cia Cervej) NPV                                1,030,000            563
Brasmotor SA NPV                                       4,575,000          1,270
Casa Anglo Bras SA NPV                                 2,524,000             77
CEMIG - ADR                                               25,623            858
CEMIG SA                                              44,753,776          1,525
Ceval Alimentos SA - ADR                                  10,700             95
Ceval Alimentos SA NPV                                15,847,000            139
Companhia de Acos Especiais Itabria - ADR                 20,580             85
Companhia Energetica
  de Sao Paulo - ADR (Regd)(a)                            10,600            124
Companhia Energetica de Sao Paulo NPV (a)              1,225,000             48
Coteminas (Cia Tec) NPV                                2,305,105            736
Duratex SA (BR)                                        3,364,000            126
Electrobras Series B NPV                               9,454,439          3,512
Eletropaulo-Eletricidade de Sao Paulo
  SA Class B (a)                                         396,000             59
Industrias Klabin de Papel e Celulose SA NPV             704,928            651
Industrias Romi SA NPV                                 3,310,700             47
Iochpe Maxion SA - ADR (a)                                50,100             56
Kepler Weber SA NPV (a)                                    3,200             15
Lojas Americanas NPV                                  30,900,000            407
Lojas Renner SA NPV                                    6,000,000            277
Marcopolo SA NPV (a)                                     800,000            134
Metalurgica Schulz NPV                                   850,000             14
Petro Ipiranga (cia) NPV                              79,100,000          1,149
Petrobras Distribuidora NPV                            7,372,500            117
Petroleo Brasileiro SA NPV                             9,118,866          1,452
Refrigeracao Parana SA NPV (a)                       285,893,440            647
Telecomunicacoes Brasileiras NPV                      27,535,542          2,120
Telecomunicacoes de Minas Gerais
  Class B NPV                                          2,700,000            334
Telecomunicacoes do Rio de Janeiro
  SA NPV (a)                                           4,997,448            632
TELESP NPV                                             1,726,000            374
Uniao de Bancos Brasileiros NPV                       32,520,000          1,061
Usiminas Uni Sd Mg NPV                               622,000,000            635
Vale Rio Doce (cia) NPV                                   27,267            525
Weg SA                                                   630,000            297
                                                                     ----------

                                                                         23,963
                                                                     ----------

COLOMBIA - 0.1%
Gran Cadena de Almacenes Class B - ADR (a)                21,400            209
                                                                     ----------

                                                                            209
                                                                     ----------

GREECE - 0.1%
Delta Dairy                                               31,800            264
                                                                     ----------

                                                                            264
                                                                     ----------

RUSSIA - 0.2%
Fleming Russia Securities Fund                            53,458            575
                                                                     ----------

                                                                            575
                                                                     ----------

TOTAL PREFERRED STOCKS
(cost $22,065)                                                           25,859
                                                                     ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                         (000)
                                                      ----------

LONG-TERM INVESTMENTS - 2.0%
AUSTRIA - 0.1%
Metro Pacific Capital (conv.)
  2.500% due 04/11/03                                 $      260            276
                                                                     ----------

                                                                            276
                                                                     ----------

HONG KONG - 0.4%
Bangkok Bank Public Co. (conv.)
3.250% due 03/03/04                                        1,150          1,121
                                                                     ----------

                                                                          1,121
                                                                     ----------

INDONESIA - 0.0%
Modernland Realty (conv.)
  6.700% due 04/01/03                            IDR          30             31
                                                                     ----------

                                                                             31
                                                                     ----------


Specialty Funds                                        Emerging Markets Fund  21

EMERGING MARKETS FUND

December 31, 1996


                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------     ----------

MALAYSIA - 0.3%
Telekom Malaysia Berhad (conv.)
  4.000% due 10/30/04                              $         720     $      741
                                                                     ----------

                                                                            741
                                                                     ----------

PHILIPPINES - 0.0%
Ayala Corp. (conv.)
  Zero Coupon due 12/08/00                                   105             92
                                                                     ----------

                                                                             92
                                                                     ----------

SOUTH KOREA - 0.2%
Shinwon Corp. (conv.)
  0.500% due 12/31/08                                        520            525
                                                                     ----------

                                                                            525
                                                                     ----------

TAIWAN - 0.8%
Far Eastern Dept. Stores
  3.000% due 07/06/01                                        301            317
Nan Ya Plastics Corp. (conv.)(144A)
  1.750% due 07/06/01                                        915          1,039
United Microelectronics Corp., Ltd. (144A)
  1.250% due 06/08/04                                        420            580
                                                                     ----------

                                                                          1,936
                                                                     ----------

THAILAND - 0.1%
Yang Ming Marine Transport (conv.)
  2.000% due 10/06/01                                        310            353
                                                                     ----------

                                                                            353
                                                                     ----------

UNITED KINGDOM - 0.1%
Barlow International Investments (conv.)
  7.000% due 09/20/04                                        245            257
                                                                     ----------

                                                                            257
                                                                     ----------

TOTAL LONG-TERM INVESTMENTS
(cost $5,518)                                                             5,332
                                                                     ----------

SHORT-TERM INVESTMENTS - 8.6%
UNITED STATES - 8.6%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)                    23,182         23,182
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $23,182)                                                           23,182
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $253,995)(c) - 98.8%                                   268,214

OTHER ASSETS AND LIABILITIES, NET - 1.2%                                  3,276
                                                                     ----------

NET ASSETS - 100.0%                                                  $  271,490
                                                                     ----------
                                                                     ----------


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
NPV - No Par Value
NV - Nonvoting
PLC - Public Limited Company
SEC - Shareholders Equity Certificates
144A - Represents private placement security for qualified buyers according to rule 144A of the Security Act of 1933.

FOREIGN CURRENCY ABBREVIATIONS:
ARS - Argentine peso
GRD - Greek drachma
HKD - Hong Kong dollar
IDR - Indonesian rupiah
ILS - Israeli shekel
MXN - Mexican peso
MYR - Malaysian ringgit
PHP - Phillipine peso
PTE - Portuguese escudo
THB - Thailand baht


        The accompanying notes are an integral part of the financial statements.


22  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

December 31, 1996

                                                         % OF          MARKET
                                                         NET           VALUE
INDUSTRY DIVERSIFICATION                                ASSETS         (000)
------------------------                              ----------     ----------

Basic Industries                                         10.9%       $   29,550
Capital Goods                                             6.6            18,074
Consumer Basics                                           7.3            19,973
Consumer Durable Goods                                    5.1            13,768
Consumer Non-Durables                                     3.3             9,114
Consumer Services                                         1.4             3,977
Energy                                                    7.4            20,107
Finance                                                  14.2            38,462
General Business                                          6.2            16,790
Miscellaneous                                             7.8            21,177
Shelter                                                   2.3             6,135
Technology                                                2.2             5,918
Transportation                                            0.2               627
Utilities                                                13.3            36,028
Long-Term Investments                                     2.0             5,332
Short-Term Investments                                    8.6            23,182
                                                      ----------     ----------

Total Investments                                        98.8           268,214
Other Assets and Liabilities, Net                         1.2             3,276
                                                      ----------     ----------

NET ASSETS                                              100.0%       $  271,490
                                                      ----------     ----------
                                                      ----------     ----------


                                                         % OF          MARKET
                                                         NET           VALUE
GEOGRAPHIC DIVERSIFICATION                              ASSETS         (000)
--------------------------                            ----------     ----------

Latin America                                            33.4%       $   90,619
Pacific Basin                                            31.5            85,702
Eurasia                                                  17.7            47,963
Africa                                                    7.6            20,748
United States (Short-Term Investments)                    8.6            23,182
                                                      ----------     ----------

Total Investments                                        98.8           268,214
Other Assets and Liabilities, Net                         1.2             3,276
                                                      ----------     ----------

NET ASSETS                                              100.0%       $  271,490
                                                      ----------     ----------
                                                      ----------     ----------


FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS
(Note 2)

                                                              UNREALIZED
 CONTRACTS TO        IN EXCHANGE                             APPRECIATION
   DELIVER               FOR             SETTLEMENT         (DEPRECIATION)
    (000)               (000)               DATE                (000)
-------------       -------------       -------------       --------------
USD        33       GRD     8,126         01/02/97                      --
USD       513       HKD     3,964         01/03/97                      --
USD         5       MXN        36         01/02/97                      --
USD       116       MYR       292         01/03/97                      --
USD        78       MYR       198         01/08/97                      --
USD        62       PHP     1,612         01/06/97                      --
USD        96       PTE    14,899         01/03/97                      --
ILS       391       USD       119         01/06/97                      (2)
ILS       343       USD       104         01/06/97                      (1)
MYR       672       USD       266         01/02/97                      --
PTE    14,131       USD        91         01/02/97                      --
THB        27       USD         1         01/02/97                      --
                                                            --------------
                                                            $           (3)
                                                            --------------
                                                            --------------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                                         Emerging Markets Fund 23

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996

ASSETS
Investments at market (identified cost $253,995,488)(Note 2) . . . . . . . . . . . . . . . . . . . .     $   268,213,587
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             387,377
Foreign currency holdings (identified cost $3,480,256) . . . . . . . . . . . . . . . . . . . . . . .           3,463,711
Foreign currency exchange spot contracts (cost $1,483,008)(Note 2) . . . . . . . . . . . . . . . . .           1,479,272
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             571,127
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             571,326
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,957,551
  Foreign taxes recoverable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,498
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              26,611
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,011
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         276,686,071

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     1,835,706
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,333,790
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .             340,020
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .             203,469
Foreign currency exchange spot contracts (cost $1,483,008)(Note 2) . . . . . . .           1,483,008
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,195,993
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   271,490,078
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . .     $    (1,853,711)
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (7,160,611)
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,218,099
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (37,049)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             219,919
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         266,103,431
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   271,490,078
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share
  ($271,490,078 divided by 21,991,900 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $12.35
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


24  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996

INVESTMENT INCOME
Income:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     4,484,048
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,474,973
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             145,438
  Less foreign taxes withheld. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (380,666)
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,723,793

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     2,773,817
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             652,456
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             322,248
  Bookkeeping service fees . . . . . . . . . . . . . . . . . . . . . . . . . . .              69,825
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              34,924
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              62,815
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,668
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . .               7,463
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              36,470
                                                                                     ---------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . .           3,964,686
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . .             (10,380)
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,954,306
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,769,487
                                                                                                         ---------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,364,967
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . .            (534,002)            830,965
                                                                                     ---------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          20,263,634
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . .              31,781          20,295,415
                                                                                     ---------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          21,126,380
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $    22,895,867
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                                        Emerging Markets Fund  25

EMERGING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     1,769,487     $     1,276,932
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .             830,965          (7,309,956)
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . .          20,295,415          (5,132,570)
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .          22,895,867         (11,165,594)

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (1,543,343)           (461,248)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . .          (1,917,863)           (226,144)
  In excess of net realized gain on investments. . . . . . . . . . . . . . . . .                  --            (400,869)
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .          79,382,368          57,655,780
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .          98,817,029          45,401,925
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         172,673,049         127,271,124
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR
  (including accumulated distributions in excess of net investment,
  income of $1,853,711 and $226,144, respectively) . . . . . . . . . . . . . . .     $   271,490,078     $   172,673,049
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


26  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                1996           1995           1994          1993++
                                                              --------       --------       --------       --------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $  11.16       $  12.25       $  13.90       $  10.00
                                                              --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .       .10            .11            .15            .07
  Net realized and unrealized gain (loss) on investments . .      1.26          (1.12)         (1.24)          4.09
                                                              --------       --------       --------       --------

  Total Income From Investment Operations. . . . . . . . . .      1.36          (1.01)         (1.09)          4.16
                                                              --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .      (.08)          (.03)          (.10)          (.07)
  In excess of net investment income . . . . . . . . . . . .      (.09)          (.02)          (.10)          (.01)
  Net realized gain on investments . . . . . . . . . . . . .        --             --           (.31)          (.18)
  In excess of net realized gain on investments. . . . . . .        --           (.03)          (.05)            --
                                                              --------       --------       --------       --------

  Total Distributions. . . . . . . . . . . . . . . . . . . .      (.17)          (.08)          (.56)          (.26)
                                                              --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $  12.35       $  11.16       $  12.25       $  13.90
                                                              --------       --------       --------       --------
                                                              --------       --------       --------       --------

TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . . . . .     12.26          (8.21)         (5.83)         41.83

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets (b)(c). . .      1.71           1.75            .80            .80
  Operating expenses, gross, to average net assets (b)(c). .      1.72           1.80            .83           1.60
  Net investment income to average net assets (b)(c) . . . .       .77            .88           1.10           1.33
  Portfolio turnover (b) . . . . . . . . . . . . . . . . . .     34.62          71.16          57.47          89.99
  Net assets, end of year ($000 omitted) . . . . . . . . . .   271,490        172,673        127,271         65,457
  Per share amount of fees waived ($ omitted)(d) . . . . . .     .0006          .0022          .0044          .0016
  Per share amount of fees reimbursed ($ omitted). . . . . .        --          .0032          .0017          .0420
  Average commission rate paid per share
    of security ($ omitted)(e) . . . . . . . . . . . . . . .     .0007            N/A            N/A            N/A



  ++ For the period January 29, 1993 (commencement of operations) to
     December 31, 1993.
 (a) Periods less than one year are not annualized.
 (b) The ratios for the period ended December 31, 1993, are annualized.
 (c) For periods prior to April 1, 1995, fund performance operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.
     See Note 4.
 (d) See Note 4 for current period amounts.
 (e) In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.


Specialty Funds                                        Emerging Markets Fund  27

EQUITY T FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)

OBJECTIVE:   To provide capital growth while minimizing the impact of taxes on investment returns.

INVESTS IN:  U.S. Equity Securities.

STRATEGY:    The Fund focuses on generating superior stock selection in a risk-controlled portfolio while minimizing the impact of taxes by explicitly integrating the tax implications of portfolio activities on after-tax returns.


DATES               EQUITY T       S&P 500-Registered Trademark- **
Inception*           $10,000                                $10,000
      1996           $10,610                                $10,551
-------------------------------------------------------------------
     Total           $20,610                                $20,551
-------------------------------------------------------------------
-------------------------------------------------------------------


EQUITY T FUND

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
Inception           $  10,610       6.10%


STANDARD & POOR'S-Registered Trademark- 500 COMPOSITE STOCK PRICE INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
Inception           $  10,551       5.51%


   * The Fund commenced operations on October 7, 1996. Index comparison began November 1, 1996.

  ** The Standard & Poor's-Registered Trademark- 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard and Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.


28  Equity T Fund                                                Specialty Funds

EQUITY T FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
From the Index comparison date starting November 1, 1996 through December 31, 1996, the Equity T Fund had a total return of 6.1% as compared to the S&P 500 Index results of 5.1%. The Fund outperformed the Index with superior stock selection.

PORTFOLIO HIGHLIGHTS
The strength of the market in 1996 defied most predictions after the big run-up in 1995. Once again, large capitalization stocks dominated, with the Dow Jones Industrial Average up almost 29% for the year. The S&P 500 Index lagged with a gain of 23.3%, partly reflective of the strength of the largest cap issues. Growth stocks outperformed Value stocks for the majority of the year, but the fourth quarter favored Value as investors sought more defensive investment options.

The Equity T Fund's slight Value bias helped bolster its return during the fourth quarter. Good stock selection also contributed. Some performance drag was expected from cash holdings during the Fund's startup.


-------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)    DECEMBER 31, 1996

Philip Morris Cos., Inc.                                   2.9%
Exxon Corp.                                                2.7
Intel Corp.                                                2.2
Royal Dutch Petroleum Co. - ADR                            2.1
Procter & Gamble Co.                                       2.0
PepsiCo, Inc.                                              1.6
du Pont (E.I) de Nemours & Co.                             1.6
PanEnergy Corp.                                            1.6
Boatmen's BancShares, Inc.                                 1.5
Unilever NV                                                1.5

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Current P/E Ratio                                        18.4x
Portfolio Price/Book Ratio                               3.14x
Market Capitalization - $ - Weighted Average         30.80 Bil
Number of Holdings                                         210

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGER                                            STYLE

J.P. Morgan Investment Management, Inc.             Market-Oriented

-------------------------------------------------------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


Specialty Funds                                                Equity T Fund  29

EQUITY T FUND

STATEMENT OF NET ASSETS

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

COMMON STOCKS - 91.1%
BASIC INDUSTRIES - 5.7%
Allegheny Teldyne, Inc.                                    4,500     $      104
Aluminum Co. of America                                    2,300            147
Crompton & Knowles Corp.                                   2,900             56
Crown Cork & Seal Co., Inc.                                  100              5
Cytec Industries, Inc.                                       200              8
Dow Chemical Co.                                           1,400            110
du Pont (E.I.) de Nemours & Co.                            3,400            321
Freeport McMoRan Copper & Gold, Inc.
  Class A                                                    800             23
  Class B                                                    300              9
Inco, Ltd.                                                   300             10
James River Corp. of Virginia                                600             20
Mead Corp.                                                 1,400             81
Precision Castparts Corp.                                    200             10
Temple-Inland, Inc.                                          900             48
Union Carbide Corp.                                        4,500            183
                                                                     ----------

                                                                          1,135
                                                                     ----------

CAPITAL GOODS - 4.7%
Caterpillar, Inc.                                            300             23
Cooper Industries, Inc.                                    2,500            105
Foster Wheeler Corp.                                       1,300             48
General Electric Co.                                         800             79
Grainger (W.W.), Inc.                                        800             64
ITT Industries, Inc.                                       1,900             47
Johnson Controls, Inc.                                     2,100            174
National Service Industries, Inc.                            100              4
Newport News Shipbuilding, Inc. (a)                           60              1
Raychem Corp.                                                300             24
Tyco International, Ltd.                                   2,700            143
WMX Technologies, Inc.                                     7,000            228
                                                                     ----------

                                                                            940
                                                                     ----------

CONSUMER BASICS - 19.5%
Albertson's, Inc.                                            300             11
ALZA Corp. (a)                                             4,300            111
American Home Products Corp.                               4,500            264
Apria Healthcare Group, Inc. (a)                             500              9
Bausch & Lomb, Inc.                                          600             21
Black & Decker Corp.                                         500             15
Bristol-Myers Squibb Co.                                   2,500            272
Coca-Cola Co. (The)                                          900             47
Colgate-Palmolive Co.                                        400             37
Columbia/HCA Healthcare Corp.                              3,400            139
CPC International, Inc.                                      600             47
Forest Labs, Inc. (a)                                      2,800             92
General Mills, Inc.                                          900             57
General Nutrition Companies, Inc. (a)                        200              3
Health Management Associates Class A                         200              5
Humana, Inc. (a)                                           1,500             29
Kellogg Co.                                                2,200            144
Manor Care, Inc.                                             500             14
Merck & Co., Inc.                                            100              8
Nabisco Holdings Corp. Class A                               200              8
PepsiCo, Inc.                                             11,200            328
Pfizer, Inc.                                               2,900            240
Pharmacia & Upjohn, Inc.                                     100              4
Philip Morris Cos., Inc.                                   5,100            574
Procter & Gamble Co.                                       3,700            398
Ralston-Purina Group                                       1,600            117
Sara Lee Corp.                                               900             34
Schering-Plough Corp.                                      2,700            175
Tenet Healthcare Corp. (a)                                 1,800             39
Unilever NV                                                1,700            298
United Healthcare Corp.                                    4,000            180
Vivra, Inc. (a)                                            2,800             76
Warner-Lambert Co.                                         1,300             97
                                                                     ----------

                                                                          3,893
                                                                     ----------

CONSUMER DURABLES - 2.1%
Eaton Corp.                                                  200             14
Ford Motor Co.                                             5,200            166
General Motors Corp.                                       2,300            128
Goodyear Tire & Rubber Co.                                   200             10
Lear Corp. (a)                                               200              7
PACCAR, Inc.                                                 100              7
Whirlpool Corp.                                            2,000             93
                                                                     ----------

                                                                            425
                                                                     ----------

CONSUMER NON-DURABLES - 4.1%
Anheuser-Busch Cos., Inc.                                  1,100             44
Avon Products, Inc.                                          300             17
Circuit City Stores, Inc.                                    500             15
Dayton Hudson Corp.                                          200              8
Federated Department Stores, Inc. (a)                        200              7
Fruit of the Loom, Inc. Class A (a)                        1,100             42
Gap, Inc.                                                    100              3
International Flavors & Fragrances, Inc.                     600             27
Mattel, Inc.                                                 400             11
Penney (J.C.) Co., Inc.                                    2,000             98
Seagram Co., Ltd.                                            300             12
Sears Roebuck & Co.                                        4,400            203
Toys "R" Us, Inc. (a)                                      1,500             44
Wal-Mart Stores, Inc.                                     12,600            288
                                                                     ----------

                                                                            819
                                                                     ----------


30  Equity T Fund                                                Specialty Funds

EQUITY T FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

CONSUMER SERVICES - 1.3%
AMR Corp. (a)                                                100     $        9
Choice Hotels International, Inc. (a)                        300              5
Circus Circus Enterprises, Inc. (a)                          500             17
Disney (Walt) Co.                                            600             42
Harrah's Entertainment, Inc. (a)                           2,100             42
International Game Technology                                800             15
ITT Corp. (a)                                                700             30
McDonald's Corp.                                             500             23
Mirage Resorts, Inc.                                       2,700             58
Southwest Airlines Co.                                     1,100             24
                                                                     ----------

                                                                            265
                                                                     ----------

ENERGY - 10.1%
Amoco Corp.                                                  100              8
Anadarko Petroleum Corp.                                   1,100             71
Ashland, Inc.                                              1,400             61
Baker Hughes, Inc.                                           100              3
Chevron Corp.                                              1,400             91
Cooper Cameron Corp. (a)                                     700             54
Exxon Corp.                                                5,400            529
Global Marine, Inc. New (a)                                  600             12
Mobil Corp.                                                  700             86
Noble Drilling Corp. (a)                                     100              2
PanEnergy Corp.                                            7,100            320
Pogo Producing Co.                                           400             19
Royal Dutch Petroleum Co. - ADR                            2,400            410
Schlumberger, Ltd.                                         1,200            120
Smith International, Inc. (a)                              1,000             45
Texaco, Inc.                                                 900             88
Tosco Corp.                                                1,100             87
Union Pacific Resources Group, Inc.                          400             12
                                                                     ----------

                                                                          2,018
                                                                     ----------

FINANCE - 14.0%
Advanta Corp. Class B                                      1,000             41
American General Corp.                                       700             29
Banc One Corp.                                               300             13
Bancorp Hawaii, Inc.                                         400             17
BankAmerica Corp.                                            900             90
Bear Stearns Cos., Inc.                                    1,400             39
Beneficial Corp.                                           1,100             70
Boatmen's BancShares, Inc.                                 4,700            303
Chubb Corp. (The)                                          1,500             81
CIGNA Corp.                                                1,400            191
Citicorp                                                     600             62
Citizens Bancorp Maryland                                    500             31
ContiFinancial Corp. (a)                                     200              7
CoreStates Financial Corp.                                 1,600             83
Dean Witter, Discover & Co.                                1,700            113
Dime Bancorp, Inc. New (a)                                   100              1
Edwards (A.G.), Inc.                                       1,100             37
Federal National Mortgage Association                      3,900            145
First Chicago NBD Corp.                                    2,600            140
First Tennessee National Corp.                             1,900             71
First Union Corp.                                            100              7
First USA, Inc.                                              700             24
Firstar Corp.                                              1,600             84
Fleet Financial Group, Inc.                                2,300            115
General Re Corp.                                             300             47
Great Western Financial Corp.                                800             23
ITT Hartford Group, Inc.                                   1,200             81
Lincoln National Corp.                                       700             37
MBIA, Inc.                                                   800             81
Mercury Finance Corp.                                     15,400            189
Regions Financial Corp.                                    1,200             62
Republic New York Corp.                                      900             73
Salomon, Inc.                                              2,700            127
SouthTrust Corp.                                           1,300             45
TCF Financial Corp.                                          300             13
Transamerica Financial Corp.                               1,900            150
Washington Federal, Inc.                                   1,800             47
Washington Mutual, Inc.                                      400             16
                                                                     ----------

                                                                          2,785
                                                                     ----------

GENERAL BUSINESS - 5.0%
Comcast Corp. Special Class A                              1,300             23
Donnelley (R.R.) & Sons Co.                                  200              6
First Data Corp.                                           6,100            223
MFS Communications, Inc.                                   4,100            222
Paging Network, Inc. (a)                                   1,400             21
Service Corp. International                                1,400             39
TCI Satellite Entertainment, Inc.,  Class A (a)            1,340             13
Tele-Communications, Inc. Class A                         13,400            174
Time Warner, Inc.                                          6,125            230
Viacom, Inc. Class B (a)                                   1,400             50
                                                                     ----------

                                                                          1,001
                                                                     ----------

MISCELLANEOUS - 0.8%
Providian Corp.                                            2,600            134
Tenneco, Inc.                                                300             13
                                                                     ----------

                                                                            147
                                                                     ----------


Specialty Funds                                                Equity T Fund  31

EQUITY T FUND

December 31, 1996

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

SHELTER - 0.1%
Owens-Corning Fiberglas Corp.                                300     $       13
                                                                     ----------

                                                                             13
                                                                     ----------

TECHNOLOGY - 14.2%
AlliedSignal, Inc.                                         3,500            235
Applied Materials, Inc. (a)                                  600             22
Boeing Co.                                                 2,300            245
Cisco Systems, Inc.                                        4,000            255
Coltec Industries, Inc. (a)                                  400              8
COMPAQ Computer Corp. (a)                                  1,700            126
Computer Associates International, Inc.                    1,200             60
EMC Corp. (a)                                              1,600             53
General Dynamics Corp.                                       200             14
General Motors Corp. Class H                               2,000            113
Harris Corp.                                               2,400            165
Hewlett-Packard Co.                                        1,700             85
Intel Corp.                                                3,400            445
International Business Machines Corp.                      1,800            272
Lockheed Martin Corp.                                        600             55
McDonnell Douglas Corp.                                    1,600            102
Microsoft Corp.                                              400             33
Motorola, Inc.                                               400             25
Northrop Grumman Corp.                                       200             17
Oracle Systems Corp.                                       3,300            137
Perkin-Elmer Corp.                                         1,800            105
Raytheon Co.                                                 800             38
Sensormatic Electronics Corp.                              1,800             30
Sun Microsystems, Inc.                                     4,000            102
Xerox Corp.                                                1,600             83
                                                                     ----------

                                                                          2,825
                                                                     ----------

TRANSPORTATION - 1.7%
Burlington Northern, Inc.                                    400             35
Consolidated Freightways Corp. (a)                           250              2
Consolidated Freightways, Inc.                               500             11
Union Pacific Corp.                                        4,900            295
                                                                     ----------

                                                                            343
                                                                     ----------

UTILITIES - 7.8%
Airtouch Communications, Inc. (a)                          1,100             28
Allegheny Power System, Inc.                               1,800             55
American Water Works, Inc.                                   300              6
AT&T Corp.                                                 1,000             44
CINergy Corp.                                              2,200             73
Consolidated Edison Co.                                      100              3
Dominion Resources, Inc.                                   1,500             58
Edison International                                       6,200            123
El Paso Natural Gas Co.                                       28              1
GTE Corp.                                                  3,300            150
Lucent Technologies, Inc.                                  1,700             79
MCI Communications Corp.                                   6,100            199
New England Electric System                                  900             31
Northern States Power Co.                                  1,600             73
NYNEX Corp.                                                  100              5
Pacific Gas & Electric Co.                                 7,500            158
Portland General Electric Co.                              5,700            239
Southern Co.                                               4,300             97
Sprint Corp.                                               1,000             40
U.S. West Communications Group                             1,300             42
U.S. West Media Group                                      2,500             47
                                                                     ----------

                                                                          1,551
                                                                     ----------

TOTAL COMMON STOCKS
(cost $17,462)                                                           18,160
                                                                     ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                         (000)
                                                      ----------

SHORT-TERM INVESTMENTS - 8.8%
Frank Russell Investment Company Money
  Market Fund, due on demand (b)                      $    1,757          1,757
                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,757)                                                             1,757
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $19,219)(c) - 99.9%                                     19,917

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                     14
                                                                     ----------

NET ASSETS - 100.0%                                                  $   19,931
                                                                     ----------
                                                                     ----------


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NV - Nonvoting


        The accompanying notes are an integral part of the financial statements.


32  Equity T Fund                                                Specialty Funds

EQUITY T FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996

ASSETS
Investments at market (identified cost $19,219,147)(Note 2). . . . . . . . . . . . . . . . . . . . .     $    19,916,598
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              38,364
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,003,938
  From Manager (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              30,139
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,234
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              23,292
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          21,037,565

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     1,002,390
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .              59,107
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              44,679
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,106,176
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    19,931,389
                                                                                                         ---------------
                                                                                                         ---------------

Net assets consist of:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       (25,924)

Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             697,451
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              18,790
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          19,241,072
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    19,931,389
                                                                                                         ---------------
                                                                                                         ---------------
Net asset value, offering and redemption (Note 2) price per share
  ($19,931,389 divided by 1,878,997 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $10.61
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                                                Equity T Fund  33

EQUITY T FUND

STATEMENT OF OPERATIONS

For the Period October 7, 1996 (Commencement of Operations) to December 31, 1996

INVESTMENT INCOME
Income:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $        56,875
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . .              18,010
                                                                                                         ---------------

    Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              74,885

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $        21,443
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              24,239
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,903
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,087
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              14,074
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . .               1,137
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,990
                                                                                     ---------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . .              80,873
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . .             (52,282)
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              28,591
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              46,294
                                                                                                         ---------------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (25,924)
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . .             697,451
                                                                                                         ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             671,527
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $       717,821
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


34  Equity T Fund                                                Specialty Funds

EQUITY T Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period October 7, 1996 (Commencement of Operations) to December 31, 1996

INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         46,294
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (25,924)
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . . . . . . . . .             697,451
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .             717,821

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (46,294)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2,336)
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . . . . . . . . . . . .          19,262,198
                                                                                                         ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          19,931,389
Net assets at beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --
                                                                                                         ---------------

NET ASSETS AT END OF PERIOD. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    19,931,389
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                                                Equity T Fund  35

EQUITY T FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                        1996*
                                                                     ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .     $    10.00
                                                                     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .            .03
  Net realized and unrealized gain (loss) on investments . . . .            .61
                                                                     ----------

  Total Income From Investment Operations. . . . . . . . . . . .            .64
                                                                     ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .           (.03)
                                                                     ----------

  Total distributions. . . . . . . . . . . . . . . . . . . . . .           (.03)
                                                                     ----------

PLUS REDEMPTION FEES: (Notes 2 and 6). . . . . . . . . . . . . .            .00
                                                                     ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .         $10.61
                                                                     ----------
                                                                     ----------

TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . . . . . . .           6.10

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average net assets (b)(c). . . . .           1.00
  Operating expenses, gross, to average net assets (b)(c). . . .           2.83
  Net investment income to average net assets (b)(c) . . . . . .           1.62
  Portfolio turnover (b) . . . . . . . . . . . . . . . . . . . .           8.86
  Net assets, end of period ($000 omitted) . . . . . . . . . . .         19,931
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . . . . .          .0301
  Per share amount of fees waived ($ omitted)(d) . . . . . . . .          .0143
  Per share amount of fees reimbursed ($ omitted)(d) . . . . . .          .0194



* For the period October 7, 1996 (commencement of operations) to December 31, 1996.
(a)  Periods less than one year are not annualized.
(b) The ratios for the period October 7, 1996 (commencement of operations) to December 31, 1996 are annualized.
(c) Fund performance, operating expenses, and net investment income are reported net of investment management fees paid to the Manager or money managers, but gross of any investment services fees. See Note 4.
(d)  See Note 4 for current period amounts.


36  Equity T Fund                                                Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


OBJECTIVE:   To provide a high level of federal tax-exempt income consistent with the preservation of capital.

INVESTS IN: Municipal obligations maturing in seven years or less from the date of acquisition.

STRATEGY:    The Fund concentrates on investment opportunities in the tax-free, investment grade municipal debt securities market.



DATES       LIMITED VOLATILITY TAX  FREE     SB 3-MONTH T-BILL **       LIPPER-C- SHORT MUNI DEBT ++
    *                           $ 10,000                 $ 10,000                           $ 10,000
 1987                           $ 10,284                 $ 10,590                           $ 10,330
 1988                           $ 10,821                 $ 11,306                           $ 10,949
 1989                           $ 11,574                 $ 12,284                           $ 11,724
 1990                           $ 12,282                 $ 13,254                           $ 12,473
 1991                           $ 13,220                 $ 14,016                           $ 13,481
 1992                           $ 13,994                 $ 14,522                           $ 14,344
 1993                           $ 14,914                 $ 14,968                           $ 15,233
 1994                           $ 14,834                 $ 15,600                           $ 15,202
 1995                           $ 15,993                 $ 16,494                           $ 16,320
 1996                           $ 16,484                 $ 17,361                           $ 16,928
---------------------------------------------------------------------------------------------------

Total                           $144,400                 $150,395                           $146,984
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

LIMITED VOLATILITY TAX FREE FUND

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,307       3.07%
5 Years             $  12,468       4.51%#
10 Years            $  16,484       5.12%#


SALOMON BROTHERS 3-MONTH TREASURY BILL INDEX

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,525       5.25%
5 Years             $  12,386       4.37%#
10 Years            $  17,361       5.67%#


LIPPER-C- SHORT MUNICIPAL DEBT FUNDS AVERAGE

PERIODS ENDED       GROWTH OF      TOTAL
  12/31/96           $10,000       RETURN
-------------       ---------      ------
1 Year              $  10,373       3.73%
5 Years             $  12,557       4.66%#
10 Years            $  16,928       5.40%#

   * Assumes initial investment on January 1, 1987.

  ** Salomon Brothers 3-Month Treasury Bill Index consists of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value.

  ++ Lipper Short Municipal Debt Funds Average is the average total return for the universe of funds within the Short Municipal Debt Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

   # Annualized.


38  Limited Volatility Tax Free Fund                             Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1996 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1996 the Limited Volatility Tax Free Fund had a total return of 3.1%, as compared to the Lipper-C- Short Municipal Debt Funds Benchmark results of 3.7%. The Fund underperformed the benchmark primarily due to duration-related factors. Its longer-than-index duration during the first quarter detracted from returns as interest rates rose. Conversely, duration was shorter than the benchmark during the second quarter as rates recovered. This led to some mismatch in the maturity structure of the Fund versus the two benchmarks, which makes performance comparison difficult.

PORTFOLIO HIGHLIGHTS
Fixed income markets were extremely volatile during 1996. Interest rates rose as signs of robust economic growth sparked fears of inflation and Federal Reserve intervention. Municipal bonds were not immune to these factors, but fared slightly better than their taxable counterparts as technical factors and diminished fears of a "flat tax" structure. While Treasury bond yields rose 65-80 basis points during the year, municipal bonds finished 1996 only 20-25 basis points higher. The healthy economy and improving credit quality of many major municipal bond issuers also contributed to their relative outperformance.

-------------------------------------------------------------------
TOP TEN ISSUING STATES
(AS A PERCENT OF TOTAL INVESTMENTS)               DECEMBER 31, 1996

Washington                                                 9.8%
New York                                                   8.8
Texas                                                      8.3
Illinois                                                   8.1
California                                                 6.8
Michigan                                                   6.5
Utah                                                       5.3
Minnesota                                                  4.9
Pennsylvania                                               3.6
Connecticut                                                3.5

-------------------------------------------------------------------

-------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  DECEMBER 31, 1996

Weighted Average Quality Diversification                   AAA
Weighted Average Years-to-Maturity                   2.9 Years
Weighted Average Duration                            2.6 Years
Current Yield (SEC 30-day standardized)                   3.6%
Number of Issues                                            90
Number of Issuers                                           77

-------------------------------------------------------------------

-------------------------------------------------------------------
MONEY MANAGERS

MFS Asset Management, Inc.

-------------------------------------------------------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


Specialty Funds                             Limited Volatility Tax Free Fund  39

LIMITED VOLATILITY TAX FREE FUND

STATEMENT OF NET ASSETS

December 31, 1996


                                                            PRINCIPAL                                 DATE                MARKET
                                                              AMOUNT                                   OF                 VALUE
                                                              (000)               COUPON            MATURITY*             (000)
                                                            ----------          ----------          ----------          ----------
MUNICIPAL BONDS - 100.6%
ALASKA - 3.5%
Anchorage, Alaska, Electric Utilities
  Revenue Series B (a)                                      $      355              4.750%            02/01/00          $      358
North Slope Borough, Alaska, Zero Coupon,
  Series A, General Obligation (a)                                 500              0.000             06/30/99                 448
North Slope Borough, Alaska, Zero Coupon,
  Series A, General Obligation (a)                               1,385              0.000             06/30/00               1,180
North Slope Borough, Alaska, Zero Coupon,
  Series B, General Obligation (a)                                 375              0.000             06/30/99                 336
                                                                                                                        ----------

                                                                                                                             2,322
                                                                                                                        ----------

ARIZONA - 2.4%
Arizona State Transportation Board, Series A,
  Special Obligations Revenue (pre-refunded 07/01/01)            1,425              6.450             07/01/06               1,562
                                                                                                                        ----------

                                                                                                                             1,562
                                                                                                                        ----------

CALIFORNIA - 6.9%
California Health Facilities Financing,
  Series D, Health Care Revenue (a)                                665              5.750             07/01/98                 682
California State Public Works Lease,
  Series A, State and Local Appropriation (a)                      500              5.100             12/01/98                 510
California State Public Works Lease,
  State and Local Appropriation (a)                                600              5.250             12/01/98                 614
California, State of, General Obligation (a)                       850              6.100             11/01/01                 913
Los Angeles County, California, California Transporation
  Participation Certification, Series B, Tax Revenue               760              5.900             07/01/00                 787
Sacramento, California Municipal Utility District,
  Series Z, Utility Revenue (a)                                  1,000              6.000             07/01/01               1,067
                                                                                                                        ----------

                                                                                                                             4,573
                                                                                                                        ----------

COLORADO - 0.8%
Denver, Colorado, City and County, General Obligation              500              5.950             08/01/97                 507
                                                                                                                        ----------

                                                                                                                               507
                                                                                                                        ----------

CONNECTICUT - 3.5%
Bridgeport, Connecticut, Series A, General Obligation (a)        1,150              5.250             09/01/99               1,179
Connecticut State Unemployment,
  Series A, Compensation Revenue (a)                             1,125              5.000             11/15/99               1,151
                                                                                                                        ----------

                                                                                                                             2,330
                                                                                                                        ----------

DISTRICT OF COLUMBIA - 0.8%
District of Columbia, Series A, General Obligation (a)             500              7.250             06/01/98                 522
                                                                                                                        ----------

                                                                                                                               522
                                                                                                                        ----------

FLORIDA - 1.3%
Hillsborough County, Florida, Zero Coupon,
  Series A, Utility Refunding Revenue (a)                        1,000              0.000             08/01/99                 895
                                                                                                                        ----------

                                                                                                                               895
                                                                                                                        ----------


        The accompanying notes are an integral part of the financial statements.


40  Limited Volatility Tax Free Fund                             Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

December 31, 1996


                                                            PRINCIPAL                                 DATE                MARKET
                                                              AMOUNT                                   OF                 VALUE
                                                              (000)               COUPON            MATURITY*             (000)
                                                            ----------          ----------          ----------          ----------
GEORGIA - 2.3%
Atlanta, Georgia, Airport Facilities Revenue (a)            $      500              5.500%            01/01/01          $      520
Chatham County, Georgia,
  Series A, Hospital Authority Revenue (a)                         500              5.000             01/01/00                 509
Clarke County, Georgia, Hospital Authority Revenue (a)             500              5.000             01/01/01                 509
                                                                                                                        ----------

                                                                                                                             1,538
                                                                                                                        ----------

GUAM - 0.8%
Guam Government, Series A, General Obligation                      500              5.750             08/15/99                 510
                                                                                                                        ----------

                                                                                                                               510
                                                                                                                        ----------

ILLINOIS - 8.2%
Chicago, Illinois School Financial Authority, Series A,
  State and Local Appropriation (a)                              1,000              5.400             06/01/97               1,007
Chicago, Illinois, Series C, General Obligation (a)              1,500              6.250             10/31/01               1,605
Illinois Educational Facilities Authority Revenue                  500              4.750             12/01/00                 507
Illinois Health Facilities Authority Revenue, Series A             500              4.700             08/15/00                 499
Illinois Health Facilities Authority, Series C,
  Special Obligation Revenue (pre-refunded 04/01/99)               500              7.500             04/01/18                 544
Illinois State Sales Tax Revenue, Series S                         600              6.000             06/15/03                 642
Illinois, State of, General Obligation (pre-refunded 06/01/98)     625              5.800             06/01/98                 643
                                                                                                                        ----------

                                                                                                                             5,447
                                                                                                                        ----------

IOWA - 1.5%
Iowa Student Loan Liquidity Corp.,
  Series A, Student Loan Revenue                                 1,000              6.000             03/01/98               1,022
                                                                                                                        ----------

                                                                                                                             1,022
                                                                                                                        ----------

KENTUCKY - 1.6%
McCracken County, Kentucky Hospital Revenue,
  Series A, Health Care Revenue (a)                              1,000              5.700             11/01/00               1,045
                                                                                                                        ----------

                                                                                                                             1,045
                                                                                                                        ----------

LOUISIANA - 2.3%
Lafayette, Louisiania, Public Power
  Authority Electric Revenue (a)                                   500              4.500             11/01/99                 505
Louisiana Public Facilities
  Authority Revenue, Health Care Revenue                           500              5.500             10/15/99                 517
Louisiana, State of, Series A, General Obligation (a)              500              6.000             08/01/00                 526
                                                                                                                        ----------

                                                                                                                             1,548
                                                                                                                        ----------

MICHIGAN - 6.6%
Michigan Municipal Bond Authority Revenue, Series B,
  State and Local Appropriation (a)                                550              6.900             05/01/99                 583
Michigan State Hospital Finance Authority Revenue,
  Series Q (a)                                                     405              4.500             08/15/01                 404
Michigan State Trunk Line, Series A,
  Special Obligation Revenue (pre-refunded 08/15/99)               400              7.000             08/15/17                 435
Michigan State Underground Storage Tank
  Assurance Authority, Series I (a)                              2,900              5.000             05/01/99               2,958
                                                                                                                        ----------

                                                                                                                             4,380
                                                                                                                        ----------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                             Limited Volatility Tax Free Fund  41

LIMITED VOLATILITY TAX FREE FUND

December 31, 1996


                                                            PRINCIPAL                                 DATE                MARKET
                                                              AMOUNT                                   OF                 VALUE
                                                              (000)               COUPON            MATURITY*             (000)
                                                            ----------          ----------          ----------          ----------
MINNESOTA - 5.0%
Minneapolis St. Paul, Minnesota Metropolitan Council,
  Series D, General Obligation                              $      535              5.900%            09/01/97          $      544
Minnesota State Revenue, Series A                                1,500              5.000             06/30/99               1,530
Minnesota, State of, General Obligation                            500              6.400             08/01/98                 520
Minnesota, State of, General Obligation                            700              5.600             10/01/99                 727
                                                                                                                        ----------

                                                                                                                             3,321
                                                                                                                        ----------

MISSISSIPPI - 1.8%
Perry County, Mississippi Pollution Control Revenue              1,200              5.000 (b)         03/01/02               1,200
                                                                                                                        ----------

                                                                                                                             1,200
                                                                                                                        ----------

NEW MEXICO - 2.0%
New Mexico, Mortgage Finance Authority
  Revenue, Series A1                                             1,290              6.200             01/01/01               1,340
                                                                                                                        ----------

                                                                                                                             1,340
                                                                                                                        ----------

NEW YORK - 9.0%
New York City Municipal Water Finance Authority                    900              5.000 (b)         06/15/24                 900
New York State Dormitory Authority Revenue                       1,000              4.700             05/15/99               1,003
New York State Dormitory Authority Revenue                         500              4.900             05/15/00                 501
New York State Dormitory Authority Revenue                         500              5.000             07/01/00                 502
New York State Dormitory Authority Revenue, Series E               500              7.300             07/01/99                 529
New York State Urban Development Corp. Revenue, Series 7           125              5.500             01/01/01                 128
New York, New York, Series A, General Obligation                   500              5.700             08/01/02                 512
New York, New York, Series C, General Obligation                   500              6.125             08/01/01                 522
New York, New York, Series D, General Obligation                   350              6.000             02/01/99                 360
New York, New York, Series E, General Obligation                   500              5.300             08/01/03                 501
New York, New York, Series F, General Obligation                   500              5.300             08/01/03                 502
                                                                                                                        ----------

                                                                                                                             5,960
                                                                                                                        ----------

NORTH CAROLINA - 1.1%
North Carolina Eastern Municipal Power Agency
  Revenue, Series A                                                750              5.000             01/01/99                 756
                                                                                                                        ----------

                                                                                                                               756
                                                                                                                        ----------

OHIO - 1.0%
Cleveland, Ohio, General Obligation (a)                            650              5.000             09/01/00                 665
                                                                                                                        ----------

                                                                                                                               665
                                                                                                                        ----------

OKLAHOMA - 2.3%
Norman, Oklahoma Regional Hospital
  Authority Revenue, Series A (a)                                  400              4.400             09/01/99                 401
Norman, Oklahoma Regional Hospital
  Authority Revenue, Series A (a)                                  590              4.600             09/01/00                 593
Tulsa County, Oklahoma Independent
  School District, General Obligation                              500              5.000             02/01/01                 508
                                                                                                                        ----------

                                                                                                                             1,502
                                                                                                                        ----------


        The accompanying notes are an integral part of the financial statements.



42  Limited Volatility Tax Free Fund                             Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

December 31, 1996


                                                            PRINCIPAL                                 DATE                MARKET
                                                              AMOUNT                                   OF                 VALUE
                                                              (000)               COUPON            MATURITY*             (000)
                                                            ----------          ----------          ----------          ----------
PENNSYLVANIA - 3.7%
Allegheny County, Pennsylvania Hospital Development
  Authority Revenue, Series A                               $      100             3.900% (b)         03/01/20          $      100
Lehigh County, Pennsylvania, Special Obligation Revenue
  (pre-refunded 08/01/00)(a)                                       500             6.900              08/01/11                 551
Pennsylvania State First Series (a)                                500             5.250              05/15/99                 513
Pennsylvania, State of, General Obligation                         500             5.300              07/01/99                 514
Philadelphia, Pennsylvania, Zero Coupon,
  Water & Sewer Revenue (a)                                      1,000             0.000              10/01/02                 764
                                                                                                                        ----------

                                                                                                                             2,442
                                                                                                                        ----------

RHODE ISLAND - 2.3%
Rhode Island Housing & Mortgage Finance
  Authority, Series A, Housing Revenue (a)                       1,000             5.150              07/01/01               1,015
Rhode Island State Consolidated Capital
  Development, Series B, General Obligation                        500             6.000              05/15/97                 505
                                                                                                                        ----------

                                                                                                                             1,520
                                                                                                                        ----------

SOUTH CAROLINA - 1.5%
Piedmont, South Carolina, Municipal Power
  Agency Service, Series A, Utility Revenue (a)                    500             5.700              01/01/98                 510
South Carolina Public Service Authority
  Revenue, Series B, Utility Revenue (a)                           500             5.000              01/01/99                 509
                                                                                                                        ----------

                                                                                                                             1,019
                                                                                                                        ----------

SOUTH DAKOTA - 1.0%
  South Dakota State Lease Revenue,
    Series B, State and Local Appropriation                        650             5.700              09/01/97                 659
                                                                                                                        ----------

                                                                                                                               659
                                                                                                                        ----------

TEXAS - 8.0%
Abilene, Texas, Health Facilities Development Corp.,
  Medical Center A, Health Care Revenue (a)                        500             5.100              09/01/99                 511
Arlington, Texas Independant School
  District, General Obligation                                     600             5.150              02/15/99                 613
Austin, Texas, Zero Coupon, General Obligation (a)                 645             0.000              09/01/97                 629
Austin, Texas, Zero Coupon, General Obligation
  (Pre-refunded 09/01/97)(a)                                        30             0.000              09/01/97                  29
Harris County, Texas, Health Facilties
  Development Corp. Hospital Revenue                               500             5.000  (b)         12/01/25                 500
San Antonio, Texas, General Obligation                           1,000             5.000              08/01/00                 994
Texas State Department of Housing & Community Affairs
  Single Family Revenue (a)                                        500             4.650              09/01/00                 504
Texas, State of, Series C, General Obligation                    1,500             5.000              04/01/99               1,529
                                                                                                                        ----------

                                                                                                                             5,309
                                                                                                                        ----------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                             Limited Volatility Tax Free Fund  43

LIMITED VOLATILITY TAX FREE FUND

December 31, 1996


                                                            PRINCIPAL                                 DATE                MARKET
                                                              AMOUNT                                   OF                 VALUE
                                                              (000)               COUPON            MATURITY*             (000)
                                                            ----------          ----------          ----------          ----------
UTAH - 5.4%
Intermountain Power Agency,
  Series B, Utility Revenue (a)                             $      500             5.250%             07/01/99          $      508
Intermountain Power Agency, Series B, Utility Revenue              500             7.200              07/01/99                 531
Intermountain Power Agency, Series C, Utility Revenue (a)        1,500             5.500              07/01/99               1,545
Intermountain Power Agency, Series E, Utility Revenue              500             5.250              07/01/01                 515
Utah State, Building Ownership Authority,
  Series A, Lease Revenue,                                         500             5.500              05/15/00                 516
                                                                                                                        ----------

                                                                                                                             3,615
                                                                                                                        ----------

VIRGINIA - 2.7%
Fredericksburg, Virginia Industrial Development
  Authority Hospital Facilities Revenue (a)                        500             4.300              06/15/00                 498
Virginia Public Building Authority Revenue,
  State and Local Appropriation                                    500             5.100              08/01/99                 511
Virginia, State of, General Obligation                             740             5.375              06/01/99                 764
                                                                                                                        ----------

                                                                                                                             1,773
                                                                                                                        ----------

WASHINGTON - 10.0%
Clark County, Washington Public Utility
  District Number 1, Utility Revenue (a)                           500             5.000              01/01/99                 508
Washington State Public Power Supply System,
  Series A, Utility Revenue                                        280             5.000              07/01/00                 283
Washington State Public Power Supply System,
  Series A, Utility Revenue                                      1,500             5.450              07/01/00               1,538
Washington State Public Power Supply System,
  Series B, Utility Revenue                                        650             7.200              07/01/99                 692
Washington State Public Power Supply System,
  Series B, Utility Revenue                                        500             5.000              07/01/00                 506
Washington State Series R                                          500             5.000              07/01/99                 510
Washington, State of, Series C, General Obligation               2,000             5.500              07/01/99               2,063
Washington, State of, Series R-92 B, General Obligation            500             5.750              09/01/97                 507
                                                                                                                        ----------

                                                                                                                             6,607
                                                                                                                        ----------

WISCONSIN - 0.7%
Wisconsin State Health & Educational
  Facilities Revenue (a)                                           435             4.500              08/15/99                 438
                                                                                                                        ----------

                                                                                                                               438
                                                                                                                        ----------

WYOMING - 0.6%
Lincoln County, Wyoming Pollution Control
  Revenue, Project B                                               100              5.000 (b)         11/01/14                 100
Lincoln County, Wyoming Pollution Control
  Revenue, Project C                                               100              5.000 (b)         11/01/14                 100
Lincoln County, Wyoming Pollution Control
  Revenue, Project D                                               200              5.000 (b)         11/01/14                 200
                                                                                                                        ----------

                                                                                                                               400
                                                                                                                        ----------

Total Municipal Bonds (cost $65,859)                                                                                        66,727
                                                                                                                        ----------


        The accompanying notes are an integral part of the financial statements.


44  Limited Volatility Tax Free Fund                                       Funds

LIMITED VOLATILITY TAX FREE FUND

December 31, 1996


                                                            PRINCIPAL                                 DATE                MARKET
                                                              AMOUNT                                   OF                 VALUE
                                                              (000)               COUPON            MATURITY*             (000)
                                                            ----------          ----------          ----------          ----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 1.3%
Harris County, Texas, Industrial Development
  Corp., Series B, daily demand                             $      300             5.000% (b)         03/01/24          $      300
Uinta County, Wyoming Pollution Control
  Revenue, daily demand                                            600              5.000 (b)         08/15/20                 600
                                                                                                                        ----------

TOTAL SHORT-TERM TAX-EXEMPT OBLIGATIONS (cost $900)                                                                            900
                                                                                                                        ----------

TOTAL INVESTMENTS (identified cost $66,759)(c) - 101.9%                                                                     67,627


OTHER ASSETS AND LIABILITIES, NET - (1.9)%                                                                                  (1,283)
                                                                                                                        ----------

NET ASSETS - 100.0%                                                                                                     $   66,344
                                                                                                                        ----------
                                                                                                                        ----------


(a) Bond is insured by AMBAC, FGIC, or MBIA.
(b) Adjustable or floating rate security.
(c) See Note 2 for federal income tax information.


QUALITY RATINGS AS A % OF MARKET VALUE (UNAUDITED)

AAA                                             63%
AA                                              25
A                                                1
BBB                                             10
Cash Equivalents                                 1
                                        ----------
                                               100%
                                        ----------
                                        ----------


ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE (UNAUDITED)

General Obligation                              35%
Utility Revenue                                 18
State and Community Lease                       11
Health Care Revenue                             10
Refunded                                         6
Housing Revenue                                  4
Student Loan Revenue                             2
Other                                           13
Cash Equivalents                                 1
                                        ----------
                                               100%
                                        ----------
                                        ----------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                             Limited Volatility Tax Free Fund  45

LIMITED VOLATILITY TAX FREE FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996

ASSETS
Investments at market (identified cost $66,759,452)(Note 2). . . . . . . . . . . . . . . . . . . . .     $    67,627,051
Receivables:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,138,771
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             301,321
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          69,067,143

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     2,590,099
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              64,290
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .              33,816
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              35,046
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,723,251
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    66,343,892
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      (984,504)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . .             867,599
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              31,559
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          66,429,238
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    66,343,892
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share
  ($66,343,892 divided by 3,155,859 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $21.02
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


46  Limited Volatility Tax Free Fund                             Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996

INVESTMENT INCOME
Income:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     2,989,913

Expenses (Notes 2 and 4):
  Management Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       312,456
  Custodian Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              58,766
  Transfer Agent Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              42,210
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16,935
  Registration Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              18,767
  Trustees' Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,636
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              17,746
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             471,516
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,518,397
                                                                                                         ---------------

REALIZED AND UNREALIZED ,
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3),
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (15,075)
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . .            (626,288)
                                                                                                         ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (641,363)
                                                                                                         ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $     1,877,034
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                             Limited Volatility Tax Free Fund  47

LIMITED VOLATILITY TAX FREE FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     2,518,397     $     2,296,364
  Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . .             (15,075)             20,010
  Net change in unrealized appreciation or depreciation of investments . . . . .            (626,288)          2,069,894
                                                                                     ---------------     ---------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . .           1,877,034           4,386,268

Distributions to shareholders:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,536,346)         (2,311,453)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . .              (2,822)                 --
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .           3,168,459          12,787,880
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .           2,506,325          14,862,695
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .          63,837,567          48,974,872
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR
  (including undistributed net investment income
  of $17,949 at December 31, 1995) . . . . . . . . . . . . . . . . . . . . . . .     $    66,343,892     $    63,837,567
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


48  Limited Volatility Tax Free Fund                             Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . .    $  21.24       $  20.48       $  21.45       $  21.03       $  20.85
                                                              --------       --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         .85            .81            .86            .94           1.01
  Net realized and unrealized gain (loss) on investments .        (.21)           .77           (.97)           .42            .18
                                                              --------       --------       --------       --------       --------

  Total income from investment operations. . . . . . . . .         .64           1.58           (.11)          1.36           1.19
                                                              --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .        (.86)          (.82)          (.86)          (.94)         (1.01)
                                                              --------       --------       --------       --------       --------

  Total distributions. . . . . . . . . . . . . . . . . . .        (.86)          (.82)          (.86)          (.94)         (1.01)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . .    $  21.02       $  21.24       $  20.48       $  21.45       $  21.03
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . .        3.07           7.81          (0.54)          6.58           5.85

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average net assets . . . . . . . .         .75            .74            .72            .75            .80
  Net investment income to average net assets  . . . . . .        4.02           3.91           4.14           4.40           4.89
  Portfolio turnover . . . . . . . . . . . . . . . . . . .       74.34          73.91          71.71          24.05          18.21
  Net assets, end of year ($000 omitted) . . . . . . . . .      66,344         63,838         48,975         51,211         38,399


Specialty Funds                             Limited Volatility Tax Free Fund  49

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF NET ASSETS

December 31, 1996


                                                            PRINCIPAL                                 DATE
                                                              AMOUNT                                   OF                 VALUE
                                                              (000)                RATE             MATURITY*             (000)
                                                            ----------          ----------          ----------          ----------
UNITED STATES GOVERNMENT AGENCIES - 86.1%
Aid Sri Lanka Guaranteed Note (LIBOR Floater)(a)            $    3,875               5.872%           06/15/12          $    3,916
Aid to Chile Guaranteed Note (LIBOR Floater)(a)                  6,331               5.813            06/01/05               6,337
Downey Savings & Loan Association                               10,000               5.280            02/03/97               9,952
Federal Farm Credit Bank                                         1,000               4.550            02/03/97                 999
Federal Farm Credit Bank                                         3,000               4.950            03/03/97               2,998
Federal Farm Credit Bank                                         1,000               4.250            03/10/97                 997
Federal Farm Credit Bank                                         1,000               7.000            03/10/97               1,002
Federal Farm Credit Bank                                         2,000               5.350            05/12/97               1,997
Federal Home Loan Bank                                           1,000               5.370            01/17/97               1,000
Federal Home Loan Bank                                           5,000               5.820            02/03/97               4,974
Federal Home Loan Bank                                           6,000               5.250            02/07/97               6,000
Federal Home Loan Bank                                           1,000               6.850            02/25/97               1,002
Federal Home Loan Bank                                           2,600               5.035            03/06/97               2,598
Federal Home Loan Bank                                           5,000               5.265            03/13/97               5,000
Federal Home Loan Bank                                           4,000               5.350            03/14/97               3,998
Federal Home Loan Bank                                           2,000               4.250            06/30/97               1,983
Federal Home Loan Bank                                           3,000               6.000            07/02/97               2,997
Federal Home Loan Bank                                           3,700               6.000            08/01/97               3,700
Federal Home Loan Bank                                           5,000               6.000            08/12/97               5,002
Federal Home Loan Bank                                           2,595               5.640            08/19/97               2,590
Federal National Mortgage Association                            3,000               6.770            04/14/97               3,010
Federal National Mortgage Association                            3,550               6.750            04/22/97               3,560
Federal National Mortgage Association                            3,000               5.640            09/03/97               2,991
Federal National Mortgage Association                            2,300               9.550            09/10/97               2,352
Federal National Mortgage Association Discount Notes             1,865               5.350            03/24/97               1,842
Federal National Mortgage Association Discount Notes             7,000               5.380            03/27/97               6,911
Federal National Mortgage Association (MTN)                      9,900               5.875            01/03/97               9,900
Federal National Mortgage Association (MTN)                      3,000               4.380            01/21/97               2,998
Federal National Mortgage Association (MTN)                      5,190               5.050            03/14/97               5,183
Federal National Mortgage Association (MTN)                      1,000               6.200            06/17/97               1,000
Federal National Mortgage Association (MTN)(a)                  10,000               5.270            04/04/97               9,991
Federal National Mortgage Association (MTN)(a)                   5,250               5.050            07/28/97               5,235
Federal National Mortgage Association (MTN)(a)                   3,460               5.320            06/02/99               3,433
Federal Home Loan Mortgage Corp.                                 1,000               7.860            01/21/97               1,001
Federal Home Loan Mortgage Corp.                                 1,000               4.780            02/10/97               1,000
Federal Home Loan Mortgage Corp. Discount Notes                  2,350               5.600            01/24/97               2,341
Federal Home Loan Mortgage Corp. Discount Notes                  1,872               5.420            01/31/97               1,864
Federal Home Loan Mortgage Corp. Discount Notes                  5,000               5.380            02/24/97               4,960
Federal Home Loan Mortgage Corp. Discount Notes                  4,950               5.450            02/24/97               4,910
Federal Home Loan Mortgage Corp. Discount Notes                  5,000               5.370            03/19/97               4,943
Federal Home Loan Mortgage Corp. Discount Notes                  5,000               5.325            03/21/97               4,942
New Hampshire Higher Education Loan Corp.                        4,510               5.300            01/15/97               4,501
New Hampshire Higher Education Loan Corp.                        5,858               5.280            01/16/97               5,845
New Hampshire Higher Education Loan Corp.                        5,000               5.280            01/21/97               4,985
Secondary Market Services                                        5,169               5.280            01/08/97               5,164
Secondary Market Services                                        5,000               5.300            01/17/97               4,988
Secondary Market Services                                        5,564               5.290            02/06/97               5,535
Secondary Market Services                                        6,000               5.310            02/10/97               5,965




50  U.S. Government Money Market Fund                            Specialty Funds

U.S. GOVERNMENT MONEY MARKET FUND

December 31, 1996


                                                            PRINCIPAL                                 DATE
                                                              AMOUNT                                   OF                 VALUE
                                                              (000)                RATE             MATURITY*             (000)
                                                            ----------          ----------          ----------          ----------
Secondary Market Services                                   $    5,000               5.270%           02/25/97          $    4,960
Secondary Market Services                                        7,298               5.300            03/13/97               7,222
Student Loan Marketing Association                               1,000               5.870            06/30/97               1,000
Tennessee Valley Authority                                       3,000               6.000            01/15/97               3,000
                                                                                                                        ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES
(cost $206,574)                                                                                                            206,574
                                                                                                                        ----------

UNITED STATES GOVERNMENT TREASURIES - 3.8%
United States Treasury Notes                                     6,000               6.625            03/31/97               6,015
United States Treasury Notes                                     3,000               6.500            04/30/97               3,006
                                                                                                                        ----------

TOTAL UNITED STATES GOVERNMENT TREASURIES
(cost $9,021)                                                                                                                9,021
                                                                                                                        ----------

TOTAL INVESTMENTS
(amortized cost $215,595) - 89.9%                                                                                          215,595
                                                                                                                        ----------

REPURCHASE AGREEMENTS - 10.9%
Agreement with HSBC and Chase Bank (Tri-Party) of $26,126
  acquired December 31, 1996 at 6.25% to be repurchased
  at $26,135 on January 2, 1997, collateralized by:
  $4,560 Federal Farm Credit Discount Notes, due 01/02/97
  to 04/22/97, valued at $4,542; and
  $17,845 Federal Home Loan Bank Discount Notes, due 01/02/97,
  valued at $17,836; and $4,085 Federal National Mortgage
  Association, due 01/10/97 to 07/25/97, valued at $4,275.                                                                  26,126
                                                                                                                        ----------

TOTAL REPURCHASE AGREEMENTS
(identified cost $26,126)                                                                                                   26,126
                                                                                                                        ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(cost $241,721)(b) - 100.8%                                                                                                241,721

OTHER ASSETS AND LIABILITIES, NET - (0.8)%                                                                                  (1,996)
                                                                                                                        ----------

NET ASSETS - 100.0%                                                                                                     $  239,725
                                                                                                                        ----------
                                                                                                                        ----------


 * The interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a)  Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                            U.S. Government Money Market Fund  51

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996

ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . .     $   215,594,838
Repurchase agreements (identified cost $26,126,173)(Note 2). . . . . . . . . . . . . . . . . . . . .          26,126,173
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,321,845
                                                                                                         ---------------

  Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         244,042,856

LIABILITIES
Payables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     1,124,215
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,054,385
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .              63,249
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              75,981
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,317,830
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   239,725,026
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     2,397,250
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         237,327,776
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   239,725,026
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share
  ($239,725,026  divided by 239,725,026 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $1.00
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


52  U.S. Government Money Market Fund                            Specialty Funds

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996

INVESTMENT INCOME
Income:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     10,634,186

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       481,642
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              95,378
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             296,260
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,903
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              58,759
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,658
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              23,919
                                                                                     ---------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . .             970,519
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . .            (481,642)
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             488,877
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,145,309
                                                                                                         ---------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . .     $    10,145,309
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                            U.S. Government Money Market Fund  53

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,



                                                                                          1996                 1995
                                                                                     ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income and net increase
    in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $    10,145,309     $     7,880,740

Distributions to shareholders from net investment income . . . . . . . . . . . .         (10,145,309)         (7,880,740)
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .          89,783,626          37,864,438
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . .          89,783,626          37,864,438
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . . .         149,941,400         112,076,962
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR. . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   239,725,026     $   149,941,400
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


54  U.S. Government Money Market Fund                            Specialty Funds

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                                              --------       --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .     .0526          .0580          .0380          .0284          .0347
                                                              --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .    (.0526)        (.0580)        (.0380)        (.0284)        (.0347)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000         1.0000
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . . .      5.40           5.98           3.87           2.88           3.53

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average daily net assets . . .       .25            .32            .57            .49            .41
  Operating expenses, gross, to average daily net assets . .       .50            .51            .57            .49            .41
  Net investment income to average daily net assets  . . . .      5.27           5.82           3.91           2.85           3.47
  Net assets, end of year ($000 omitted) . . . . . . . . . .   239,725        149,941        112,077         95,410        153,976
  Per share amount of fees waived ($ omitted)(a) . . . . . .     .0025          .0019             --             --             --



(a)  See Note 4 for current period amounts.


Specialty Funds                            U.S. Government Money Market Fund  55

TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS

December 31, 1996


                                                                            PRINCIPAL                      DATE
                                                                             AMOUNT                         OF            VALUE
                                                                             (000)           RATE        MATURITY*        (000)
                                                                           ----------     ----------     ----------     ----------
ALABAMA - 1.1%
Mobile, Alabama Industrial Development Revenue, weekly demand              $    1,150         4.250%(2)   12/01/97      $    1,150
                                                                                                                        ----------

                                                                                                                             1,150
                                                                                                                        ----------
ARIZONA - 1.8%
Maricopa County, Arizona Industrial Development Authority Revenue,
  weekly demand                                                                   800          4.500(2)   10/01/04             800
Pinal County, Arizona Pollution Control Revenue, daily demand                   1,000          5.000(1)   12/01/09           1,000
                                                                                                                        ----------

                                                                                                                             1,800
                                                                                                                        ----------

ARKANSAS - 1.7%
Arkansas State College Savings General Obligation, Series C                       830          3.750      06/01/97             830
Little Rock, Arkansas Health Facility Board Hospital Revenue, weekly demand       925          4.050(2)   10/01/18             925
                                                                                                                        ----------

                                                                                                                             1,755
                                                                                                                        ----------

CALIFORNIA - 1.1%
Livermore, California Housing Authority Multi-family Revenue,
  Series A, weekly demand                                                         600          4.200(2)   12/01/22             600
Ravenswood, California City School District                                       500          4.500      07/08/97             501
                                                                                                                        ----------

                                                                                                                             1,101
                                                                                                                        ----------

COLORADO - 0.2%
Colorado Multi-family Housing Financing Authority, Series A,
  weekly demand                                                                   175          4.125(2)   11/01/09             175
                                                                                                                        ----------

                                                                                                                               175
                                                                                                                        ----------

CONNECTICUT - 1.0%
Waterbury, Connecticut Tax Anticipation Notes                                   1,000          4.000      02/05/97           1,000
                                                                                                                        ----------

                                                                                                                             1,000
                                                                                                                        ----------
DELAWARE - 0.6%
Delaware Economic Development Authority Multi-family Revenue,
  weekly demand                                                                   650          4.600(2)   12/01/15             650
                                                                                                                        ----------

                                                                                                                               650
                                                                                                                        ----------

FLORIDA - 5.6%
Boca Raton, Florida Industrial Development Authority Revenue,
  weekly demand                                                                   425          4.375(2)   12/01/14             425
Broward County, Florida Multi-family Housing Revenue,
  weekly demand                                                                 1,875          4.250(2)   12/01/10           1,875
Sarasota, Florida Multi-family Revenue, Series C, weekly demand                 3,405          4.250(2)   08/01/06           3,405
                                                                                                                        ----------

                                                                                                                             5,705
                                                                                                                        ----------



56  Tax Free Money Market Fund                                   Specialty Funds

TAX FREE MONEY MARKET FUND

December 31, 1996


                                                                            PRINCIPAL                      DATE
                                                                             AMOUNT                         OF            VALUE
                                                                             (000)           RATE        MATURITY*        (000)
                                                                           ----------     ----------     ----------     ----------
GEORGIA - 3.9%
Atlanta, Georgia, Urban Residential Multi-family
  Mortgage Revenue, weekly demand                                          $    1,400         4.600%(2)   12/01/08      $    1,400
DeKalb County, Georgia Housing Authority Multi-family
  Housing Revenue, weekly demand                                                  950          4.050(2)   12/15/15             950
Residential Apartments I Portfolio CERT Trust, 1996 Series A,
  weekly demand                                                                   573          4.500(2)   12/01/02             573
Walton County, Georgia Industrial Building Authority Revenue,
  Series B, weekly demand                                                       1,050          4.200(2)   10/01/00           1,050
                                                                                                                        ----------

                                                                                                                             3,973
                                                                                                                        ----------

HAWAII - 0.5%
State of Hawaii General Obligation, Series BO                                     500          6.250      08/01/97             506
                                                                                                                        ----------

                                                                                                                               506
                                                                                                                        ----------

ILLINOIS - 12.0%
Chicago, Illinois Multi-family Housing Revenue, Project A, weekly demand          650          4.200(2)   11/01/10             650
Chicago, Illinois Multi-family Housing Revenue, Project B, weekly demand        1,150          4.200(2)   11/01/10           1,150
East Peoria, Illinois Multi-family Housing Authority, weekly demand             1,915          4.250(2)   06/01/08           1,915
Illinois Development Finance Authority Pollution Control Revenue,
  daily demand                                                                  1,000          5.100(1)   12/01/08           1,000
Illinois Development Finance Authority Revenue, weekly demand                   1,250          4.300(2)   09/01/26           1,250
Illinois Development Finance Authority, quarterly demand                          700          3.900(4)   08/01/25             700
Illinois Development Finance Authority Pollution Control Revenue,
  Series A, weekly demand (a)                                                     700          4.200(2)   12/01/06             700
Illinois Industrial Development Revenue, weekly demand                          3,000          4.500(2)   12/01/05           3,000
Sauget, Illinois Regional Wastewater Treatment Revenue                            150          4.200      05/01/97             150
St. Clair County, Illinois Industrial Development Board Revenue,
  weekly demand                                                                 1,000          4.500(2)   10/01/15           1,000
Troy Grove, Illinois Revenue, weekly demand                                       750          4.867(2)   05/01/10             750
                                                                                                                        ----------

                                                                                                                            12,265
                                                                                                                        ----------

INDIANA - 4.6%
Princeton, Indiana Pollution Control Revenue, daily demand                      3,700          5.100(1)   03/01/19           3,700
Residential Apartments I Portfolio CERT Trust, 1996 Series A,
  weekly demand                                                                   969          4.500(2)   12/01/02             969
                                                                                                                        ----------

                                                                                                                             4,669
                                                                                                                        ----------

IOWA - 1.5%
Des Moines, Iowa Private College Revenue, Series B
  (pre-refunded 12/01/97)(b)                                                      715          6.800      12/01/09             748
Des Moines, Iowa Private College Revenue, Series B
  (pre-refunded 12/01/97)(b)                                                      370          6.700      12/01/99             387
Residential Apartments I Portfolio CERT Trust, 1996 Series A,
  weekly demand                                                                   458          4.500(2)   12/01/02             458
                                                                                                                        ----------

                                                                                                                             1,593
                                                                                                                        ----------


Specialty Funds                                   Tax Free Money Market Fund  57

TAX FREE MONEY MARKET FUND

December 31, 1996


                                                                            PRINCIPAL                      DATE
                                                                             AMOUNT                         OF            VALUE
                                                                             (000)           RATE        MATURITY*        (000)
                                                                           ----------     ----------     ----------     ----------
KENTUCKY - 2.3%
Elsmere, Kentucky Industrial Building Revenue, semiannual demand           $      485         3.850%(5)   02/01/06      $      485
Kentucky Development Finance Authority, Health Care Revenue,
  weekly demand                                                                 1,900          4.250(2)   09/01/06           1,900
                                                                                                                        ----------

                                                                                                                             2,385
                                                                                                                        ----------

LOUISIANA - 1.0%
East Baton Rouge, Louisiana Single Family Revenue, monthly demand               1,010          3.850(5)   10/01/26           1,010
                                                                                                                        ----------

                                                                                                                             1,010
                                                                                                                        ----------

MARYLAND - 2.9%
Baltimore County, Maryland, Pollution Control Revenue                           1,500          3.650      01/30/97           1,500
Montgomery County, Maryland Industrial Development Revenue, monthly demand        800          3.850(3)   04/01/14             800
Prince George's County, Maryland, Housing Authority Mortgage Revenue,
  weekly demand                                                                   450          4.125(2)   10/01/07             450
Washington Suburban Sanitation District Maryland General Obligation
  (pre-refunded 01/01/97)(b)                                                      200          7.250      01/01/03             204
                                                                                                                        ----------

                                                                                                                             2,954
                                                                                                                        ----------

MICHIGAN - 6.0%
Lansing, Michigan Economic Development Corp., semiannual demand                 2,000          3.700(5)   05/01/15           2,000
Livonia, Michigan Economic Development Corp., semiannual demand                   280          3.800(5)   11/15/04             280
McDonald Tax Exempt Mortgage Bond Trust, thirteen month demand                    174          4.250(7)   01/15/09             174
Michigan State Job Development Authority Revenue, weekly demand                   225          4.250(2)   10/01/08             225
Michigan State Job Development Authority Revenue, monthly demand                1,100          3.600(3)   11/01/14           1,100
Michigan State Strategic Fund Industrial Development Revenue,
  weekly demand                                                                 2,370          4.249(2)   11/01/01           2,370
                                                                                                                        ----------

                                                                                                                             6,149
                                                                                                                        ----------

MINNESOTA - 2.5%
Mendota Heights, Minnesota Commercial Development, weekly demand                1,605          4.300(2)   12/01/15           1,605
Minneapolis, Minnesota General Obligation, Series A, weekly demand              1,000          4.200(2)   12/01/05           1,000
                                                                                                                        ----------

                                                                                                                             2,605
                                                                                                                        ----------

MISSISSIPPI - 0.4%
DeSoto County, Mississippi Industrial Development Revenue, weekly demand          400          4.867(2)   12/01/08             400
                                                                                                                        ----------

                                                                                                                               400
                                                                                                                        ----------

MISSOURI - 0.7%
St. Louis, Missouri Industrial Development Authority Revenue, weekly demand       700          4.550(2)   08/30/97             700
                                                                                                                        ----------

                                                                                                                               700
                                                                                                                        ----------


58  Tax Free Money Market Fund                                   Specialty Funds

TAX FREE MONEY MARKET FUND

December 31, 1996


                                                                            PRINCIPAL                      DATE
                                                                             AMOUNT                         OF            VALUE
                                                                             (000)           RATE        MATURITY*        (000)
                                                                           ----------     ----------     ----------     ----------

NEBRASKA - 0.7%
Douglas County, Nebraska School District 17                                $      715          4.000%     01/15/97      $      715
                                                                                                                        ----------

                                                                                                                               715
                                                                                                                        ----------

NEVADA - 1.5%
Henderson, Nevada, Public Improvement Trust Housing Revenue,
  Series II-B, weekly demand                                                    1,550          4.100(2)   08/01/26           1,550
                                                                                                                        ----------

                                                                                                                             1,550
                                                                                                                        ----------

NEW York - 2.4%
Campbel-Savona, New York Central School District Bond Anticipation Notes
  General Obligation                                                            2,000          4.375      06/27/97           2,003
Chemung County, New York Industrial Development Agency,
  Series A, weekly demand                                                         200          4.100(2)   03/01/19             200
New York State Power Authority Revenue, Series T                                  200          6.900      01/01/97             200
                                                                                                                        ----------

                                                                                                                             2,403
                                                                                                                        ----------

OHIO - 10.1%
Buckeye, Ohio Tax-Exempt Mortgage Bond Trust, semiannual demand                   390          4.500(5)   02/01/05             390
Canal Winchester, Ohio Bond Anticipation Notes                                    900          4.500      08/13/97             902
Cincinnati & Hamilton County, Ohio Port Authority Revenue, quarterly demand       285          3.600(4)   09/01/99             285
Citizens Federal Tax-Exempt Mortgage Bond Trust, semiannual demand                 75          3.800(5)   09/01/08              75
Clermont County, Ohio Economic Development Revenue, semiannual demand             215          3.800(5)   05/01/12             215
Cuyahoga County, Ohio Industrial Development Revenue, semiannual demand           230          3.650(5)   06/01/99             230
Franklin County, Ohio Industrial Development Revenue, annual                      325          3.850(5)   04/01/15             325
Franklin County, Ohio Industrial Development Revenue, semiannual demand           160          3.700(5)   11/01/15             160
Mahoning County, Ohio Industrial Development Revenue, Series A,
  weekly demand                                                                    10          4.300(2)   10/01/00              10
Mahoning County, Ohio Industrial Development Revenue, Series B,
  weekly demand                                                                    60          4.300(2)   10/01/00              60
McDonald Tax Exempt Mortgage Bond Trust, thirteen month demand                    812          4.250(7)   01/15/09             812
Montgomery County, Ohio Economic Development Authority Revenue,
  semiannual demand                                                               410          3.800(5)   12/15/04             410
Ohio State Economic Development Revenue, weekly demand                          1,000          4.100(2)   10/01/98           1,000
Ohio State Economic Development Revenue, semiannual demand                        830          3.800(5)   03/01/98             830
Ohio State Higher Educational Facilities Community College Revenue,
  weekly demand                                                                   670          4.250(2)   09/01/20             670
Scioto County, Ohio Health Care Facilities, semiannual demand                     710          3.650(5)   12/01/15             710
Stark County, Ohio Health Care Facilities, semiannual demand                    1,675          3.750(5)   09/15/16           1,675
Trumbull County, Ohio Correctional Facility, General Obligation                 1,000          4.070      04/10/97           1,001
Trumbull County, Ohio Industrial Development Revenue, weekly demand               540          4.300(2)   04/01/04             540
                                                                                                                        ----------

                                                                                                                            10,300
                                                                                                                        ----------


Specialty Funds                                   Tax Free Money Market Fund  59

TAX FREE MONEY MARKET FUND

December 31, 1996


                                                                            PRINCIPAL                      DATE
                                                                             AMOUNT                         OF            VALUE
                                                                             (000)           RATE        MATURITY*        (000)
                                                                           ----------     ----------     ----------     ----------
OKLAHOMA - 3.8%
Creek County, Oklahoma Industrial Development Authority Revenue,
  semiannual demand                                                        $    1,290         3.650%(5)   12/01/05      $    1,290
Muskogee, Oklahoma, Industrial Development Revenue, weekly demand               1,090          4.400(2)   12/01/15           1,090
Oklahoma State Water Resource Board Student Loan Revenue,
  semiannual demand                                                             1,000          3.700(5)   09/01/24           1,000
Tulsa County, Oklahoma Industrial Development Authority Revenue,
  semiannual demand                                                               500          3.650(5)   12/15/08             500
                                                                                                                        ----------

                                                                                                                             3,880
                                                                                                                        ----------

OREGON - 3.0%
Port of Portland, Oregon Public Grain Elevator Revenue, weekly demand           3,075          4.250(2)   12/01/14           3,075
                                                                                                                        ----------

                                                                                                                             3,075
                                                                                                                        ----------

PENNSYLVANIA - 9.1%
Commonwealth Tax-Exempt Mortgage Bond Trust, semiannual demand                    700          3.950(5)   11/01/05             700
Delaware Valley, Pennsylvania, Finance Authority Local Government
  Revenue, Series C, weekly demand                                                600          4.150(2)   12/01/20             600
Geisinger, Pennsylvania Health Systems Authority Revenue, Series B,
  daily demand                                                                  1,000          5.000(1)   07/01/22           1,000
McDonald Tax Exempt Mortgage Bond Trust, thirteen month demand                    174          4.250(7)   01/15/09             174
Montgomery County, Pennsylvania Higher Education & Health Authority
  Revenue, Series 1996 A, weekly demand                                         2,000          4.300(2)   06/01/21           2,000
Philadelphia, Pennsylvania School District                                      1,750          4.500      06/30/97           1,754
Quakertown, Pennsylvania General Authority Revenue, Series A,
  weekly demand                                                                 2,000          3.150(2)   07/01/26           2,000
York County, Pennsylvania, Industrial Development Authority Revenue,
  weekly demand                                                                 1,100          4.000(2)   07/01/09           1,100
                                                                                                                        ----------

                                                                                                                             9,328
                                                                                                                        ----------

SOUTH DAKOTA - 1.8%
Sioux Falls, South Dakota Industrial Development Revenue, weekly demand         1,835          4.100(2)   06/01/06           1,835
                                                                                                                        ----------

                                                                                                                             1,835
                                                                                                                        ----------

TENNESSEE - 1.4%
Franklin County, Tennessee Health and Educational Facilities Revenue,
  monthly demand                                                                1,400          3.700(3)   09/01/10           1,400
                                                                                                                        ----------

                                                                                                                             1,400
                                                                                                                        ----------


60  Tax Free Money Market Fund                                   Specialty Funds

TAX FREE MONEY MARKET FUND

December 31, 1996


                                                                            PRINCIPAL                      DATE
                                                                             AMOUNT                         OF            VALUE
                                                                             (000)           RATE        MATURITY*        (000)
                                                                           ----------     ----------     ----------     ----------

TEXAS - 10.3%
Alice, Texas Independent School District General Obligation                $      275          4.900%     08/15/97      $      277
Austin, Texas Utilities System Revenue, Series A                                1,500          4.300      05/15/97           1,503
Bexar County, Texas Health Facilities Development Revenue,
  Series B, weekly                                                              1,700          4.000(2)   07/01/11           1,700
Coldspring-Oakhurst, Texas Consolidated Independent School District,
  General Obligation                                                              150          6.750      02/15/97             151
Cypress-Fairbanks, Texas Independent School District General Obligation           315          3.700      02/01/97             315
Gulf Coast, Texas Waste Disposal Authority Revenue, daily demand                2,000          5.100(1)   10/01/17           2,000
Harris County, Texas Health Facilities Development Revenue, weekly demand       1,500          4.125(2)   08/15/26           1,500
Houston, Texas General Obligation Series C                                      1,000          5.500      04/01/97           1,004
Houston, Texas Public Improvement General Obligation                              500          6.700      03/01/97             502
Richardson, Texas Public Property Financial Contractual,
  General Obligation                                                              300          4.300      02/15/97             300
Sabine River Authority Texas Pollution Control Revenue, daily demand (a)        1,000          5.100(1)   03/01/26           1,000
Tarrant County, Texas General Obligation (pre-refunded 01/15/97)(b)               230          5.250      01/15/01             230
                                                                                                                        ----------

                                                                                                                            10,482
                                                                                                                        ----------

UTAH - 0.3%
Salt Lake City, Utah, Industrial Development Revenue, weekly demand               350          4.250(2)   12/01/14             350
                                                                                                                        ----------

                                                                                                                               350
                                                                                                                        ----------

VIRGINIA - 1.4%
Norfolk, Virginia, Industrial Development Authority Revenue, weekly demand      1,075          4.125(2)   03/01/16           1,075
Virginia State Housing Development Authority Revenue, weekly demand               400          4.150(2)   09/01/17             400
                                                                                                                        ----------

                                                                                                                             1,475
                                                                                                                        ----------

WASHINGTON - 0.7%
Washington State Student Loan Finance Association, weekly demand                  200          4.250(2)   01/01/01             200
Washington State Nonprofit Housing Revenue, daily demand                          555          5.250(1)   07/01/11             555
                                                                                                                        ----------

                                                                                                                               755
                                                                                                                        ----------

WEST VIRGINIA - 1.0%
Marshall County, West Virginia Pollution Control Revenue, weekly demand         1,000          4.350(2)   03/01/26           1,000
                                                                                                                        ----------

                                                                                                                             1,000
                                                                                                                        ----------

WISCONSIN - 4.4%
Janesville, Wisconsin School District Tax and Revenue Anticipation Notes          500          3.910      09/25/97             500
Kettle Moraine School District, Wisconsin Tax and Revenue
  Anticipation Notes                                                              500          4.010      08/22/97             500
Lodi, Wisconsin, School District Tax and Revenue Anticipation Notes             1,750          4.000      10/17/97           1,751
Maple Dale Indian Hill, Wisconsin School District Tax and Revenue
  Anticipation Notes                                                              700          4.190      08/20/97             700
Tomah, Wisconsin Area School District Tax and Revenue Anticipation Notes        1,000          4.190      09/17/97           1,000
                                                                                                                        ----------

                                                                                                                             4,451
                                                                                                                        ----------


Specialty Funds                                   Tax Free Money Market Fund  61

TAX FREE MONEY MARKET FUND

December 31, 1996

                                                                        VALUE
                                                                        (000)
                                                                     ----------

TOTAL INVESTMENTS (amortized cost $105,544)(c) - 103.3%              $  105,544

OTHER ASSETS AND LIABILITIES, NET - (3.3)%                               (3,337)
                                                                     ----------

NET ASSETS - 100.0%                                                  $  102,207
                                                                     ----------
                                                                     ----------


(a)  Bond is insured by AMBAC, FGIC, or MBIA.
(b) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(c)  The cost for federal income tax purposes is the same as shown above.


* All securities with a maturity date greater than thirteen months have a demand feature, or an optional or mandatory put, or are pre-refunded resulting in an effective maturity of thirteen months or less.
     Variable Rate:
     (1) Daily
     (2) Weekly
     (3) Monthly
     (4) Quarterly
     (5) Semiannual
     (6) Eight-month
     (7) Thirteen-month
     (8) Annual


        The accompanying notes are an integral part of the financial statements.


62  Tax Free Money Market Fund                                   Specialty Funds

TAX FREE MONEY MARKET FUND

December 31, 1996


QUALITY RATINGS AS A % OF MARKET VALUE (UNAUDITED) ++

VMIG1 OR SP-1                         91%
  P1                                   8
VMIG2                                  1
                              ----------
                                     100%
                              ----------
                              ----------


ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE (UNAUDITED)

Housing Revenue                       20%
Industrial Revenue Bonds              20
Pollution Control Revenue             20
General Obligation                    19
Healthcare Revenue                    12
Education Revenue                      6
Utility Revenue                        3
                              ----------

                                     100%
                              ----------
                              ----------


++  VMIG1:  The highest short-term municipal note credit rating given by Moody's
            Investors Services to notes with a demand feature which are of the "best quality."
    VMIG2: The highest short-term municipal note credit rating given by Moody's Investors Services to notes with a demand feature which are of "high quality."
     SP-1: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."
       P1: The highest tax-exempt commercial paper rating given by Moody's Investors Services to commercial paper with a "superior capacity for repayment."


         The accompanying notes are an integral part of the financial statments.


Specialty Funds                                   Tax Free Money Market Fund  63

TAX FREE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1996


ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . .     $   105,544,022
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             754,289
                                                                                                         ---------------

    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         106,298,311

LIABILITIES
Payables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       313,026
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,710,379
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . .              33,227
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .              34,644
                                                                                     ---------------

    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,091,276
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   102,207,035
                                                                                                         ---------------
                                                                                                         ---------------

NET ASSETS CONSIST OF:
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     1,022,070
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         101,184,965
                                                                                                         ---------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   102,207,035
                                                                                                         ---------------
                                                                                                         ---------------

Net asset value, offering and redemption price per share
  ($102,207,035 divided by 102,207,035 shares $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $1.00
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


64  Tax Free Money Market Fund                                   Specialty Funds

TAX FREE MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1996


INVESTMENT INCOME
Income:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     3,478,655

Expenses (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            $234,929
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              48,354
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              53,811
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,046
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              21,893
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,642
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              19,509
                                                                                     ---------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             392,184
                                                                                                         ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,086,471
                                                                                                         ---------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . .     $     3,086,471
                                                                                                         ---------------
                                                                                                         ---------------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                                   Tax Free Money Market Fund  65

TAX FREE MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,


INCREASE (DECREASE) IN NET ASSETS                                                          1996                1995
                                                                                     ---------------     ---------------
Operations:
  Net investment income and net increase
    in net assets resulting from operations. . . . . . . . . . . . . . . . . . .     $     3,086,471     $     3,173,244

Distributions to shareholders from net investment income . . . . . . . . . . . .          (3,086,471)         (3,173,244)
Increase (decrease) in net assets from Fund share transactions (Note 6). . . . .          24,207,377         (22,819,224)
                                                                                     ---------------     ---------------

INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . .            24,207,377         (22,819,224)
Net assets at beginning of year. . . . . . . . . . . . . . . . . . . . . . . .            77,999,658         100,818,882
                                                                                     ---------------     ---------------

NET ASSETS AT END OF YEAR. . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   102,207,035     $    77,999,658
                                                                                     ---------------     ---------------
                                                                                     ---------------     ---------------


        The accompanying notes are an integral part of the financial statements.


66 Tax Free Money Market Fund                                    Specialty Funds

TAX FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year and other performance information derived from the financial statements.

                                                                1996           1995           1994           1993           1992
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .  $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                                              --------       --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . .     .0329          .0370          .0279          .0251          .0304
                                                              --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
 Net investment income . . . . . . . . . . . . . . . . . .      (.0329)        (.0370)        (.0279)        (.0251)        (.0304)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .  $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000       $ 1.0000
                                                              --------       --------       --------       --------       --------
                                                              --------       --------       --------       --------       --------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . . . . . .      3.35           3.76           2.83           2.55           3.09

RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses to average daily net assets . . . . .         .42            .48            .40            .43            .45
  Net investment income to average daily net assets  . . . .      3.28           3.69           2.84           2.52           3.03
  Net assets, end of year ($000 omitted) . . . . . . . . .     102,207         78,000        100,819         68,154         73,203


Specialty Funds                                   Tax Free Money Market Fund  67

FRANK RUSSELL INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION
    Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 23 different investment portfolios, referred to as "Funds". These financial statements report on six Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value. As of July 8, 1996, the Real Estate Securities and Emerging Markets Funds have available Class S and Class C shares. Each Class has equal rights as to assets and voting privileges. Investment income, realized and unrealized gains and losses and fund level expenses of a Fund are allocated on a pro rata basis to each Class, based on relative net assets of each Class to the total net assets of a Fund. Certain expenses may also be charged to an individual Class for services or fees that relate specifically to that particular Class. Class C shares are charged a 12b-1 distribution fee and a shareholder servicing fee of 0.40% and 0.25% of average daily net assets, respectively. Class S shares which are reported herein are charged no such fees.

2.  SIGNIFICANT ACCOUNTING POLICIES
    The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

    SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

    The U.S. Government Money Market and the Tax Free Money Market Funds' portfolio investments are valued on the basis of "amortized cost," a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/premium is assumed. Both Funds utilize the amortized cost valuation method in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended. Money market instruments maturing within 60 days of the valuation date held by Funds other than the U.S. Government Money Market and Tax Free Money Market Funds are also valued at amortized cost unless the Board of Trustees determines that amortized cost does not represent fair value.

    Municipal investments of the Limited Volatility Tax Free Fund are appraised or priced by an independent pricing source, approved by the Board of Trustees, which utilizes information with respect to bond transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities.

    The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost incurred by each money manager within a particular fund. The Funds, except Limited Volatility Tax Free and Tax Free Money Market Funds, may lend portfolio securities but have not done so in 1996.

    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions from Real Estate Investment Trusts ("REITs") owned by the Real Estate Securities Fund may have as their components dividend income, capital gains and/or returns of capital. Distributions that are deemed to be capital gains or returns

68  Notes to Financial Statements                                Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY
    of capital by the trusts are treated by the Fund, respectively, as an adjustment to its realized capital gains or its cost of the investment. The exact amount to be adjusted can be ascertained only at the end of each REIT's fiscal year when finally determined and reported by the various trusts.

    AMORTIZATION AND ACCRETION: Premiums and discounts for the Limited Volatility Tax Free Fund, all zero-coupon bond discounts, and original issue discounts are amortized/accreted for both tax and financial reporting purposes. All short-term premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

    FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

    It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds. From November 1, 1996 to December 31, 1996, the Equity T and U.S. Government Money Market Funds incurred net realized capital losses of $25,924 and $1,594, respectively. As permitted by tax regulations, the Equity T and U.S. Government Money Market Funds intend to elect to defer these losses and treat them as arising in the year ending December 31, 1997.

    At December 31, 1996, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                            12/31/97     12/31/98     12/31/99      12/31/02     12/31/03      12/31/04      TOTALS
                          -----------  -----------  ------------  ------------  -----------  ------------  -----------
     Emerging Markets     $        --  $        --  $         --  $             $(5,407,487) $         --  $(5,407,487)
     Limited Volatility
       Tax Free              (103,283)     (26,604)     (383,404)     (345,504)    (110,634)      (15,075)    (984,504)
     U.S. Government
       Money Market                --           --            --        (1,309)      (4,913)       (3,331)      (9,553)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 1996 were as follows:


                                                      GROSS            GROSS              NET
                                   FEDERAL TAX     UNREALIZED       UNREALIZED       APPRECIATION
                                       COST       APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                  ------------    ------------    --------------    --------------
     Real Estate Securities       $346,046,302    $ 97,529,813    $    (291,714)    $  97,238,099
     Emerging Markets              258,487,419      25,407,669      (15,681,501)        9,726,168
     Equity T                       19,219,147         923,704         (226,253)          697,451
     Limited Volatility Tax Free    66,759,451         894,409          (26,809)          867,600


    REDEMPTION FEES: In general, shares of the Equity T Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders of the Fund a fee redemption of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is included in additional paid-in capital in the accompanying Statement of Assets and Liabilities.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid monthly for the Limited Volatility Tax Free Fund; quarterly for the Real Estate Securities Fund; and annually for the Emerging Markets Fund. The U.S. Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.


Special Funds                                  Notes to Financial Statements  69

FRANK RUSSELL INVESTMENT COMPANY

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

    The following reclassifications have been made to reflect activity for the year ended December 31, 1996:

                                         UNDISTRIBUTED    ACCUMULATED
                                         NET INVESTMENT   NET REALIZED      ADDITIONAL
                                             INCOME        GAIN (LOSS)   PAID-IN CAPITAL
                                         --------------   ------------   ---------------
          Real Estate Securities         $           --   $        113   $       (113)
          Emerging Markets                       64,152        (73,158)         9,006
          Equity T                                2,336             --         (2,336)
          Limited Volatility Tax Free             2,822        401,757       (404,579)

    EXPENSES: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by the Management Company. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all funds principally based on their relative net assets. In addition, Class C shares will pay 12b-1 and shareholder servicing fees along with other expenses that may be attributable to that Class.

    DEFERRED ORGANIZATION EXPENSES: Organization and initial registration costs of the Emerging Markets and Equity T Funds have been deferred and are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of the underlying securities. Each Fund's Money Manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Money Manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%.

    FOREIGN CURRENCY TRANSLATIONS: The books and records of the Emerging Markets Fund are maintained in U.S. dollars. Foreign currency amounts and transactions of the Fund are translated into U.S. dollars on the following basis:

      (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

      (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

    Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

    It is not practical to isolate that portion of the results of operations of the Emerging Markets Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

    DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, certain Funds may participate in various derivative-based transactions. Derivative


70  Notes to Financial Statements                                Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY
    securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

    Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Emerging Markets Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Emerging Markets Fund may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of its contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at December 31, 1996, are presented on the Statement of Net Assets.

    INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3.  INVESTMENT TRANSACTIONS
    SECURITIES: During the year ended December 31, 1996, purchases and sales of investment securities excluding U.S. Government and Agency obligations, short-term investments, and repurchase agreements were as follows:


                                   PURCHASES        SALES                                      PURCHASES        SALES
                                 ------------   ------------                                 ------------   ------------
          Real Estate Securities $247,434,283   $180,743,140     Equity T                    $ 17,794,360   $    306,289
          Emerging Markets        162,880,329     80,170,403     Limited Volatility            48,588,788     46,595,959

    U.S. Government Money Market purchases and maturities of U.S. Government and Agency obligations (excluding repurchase agreements) were $1,339,083,003 and $1,235,002,565, respectively. There were no sales for the year ended December 31, 1996.

    Tax Free Money Market purchases, sales and maturities of short-term tax exempt obligations were $287,317,650, $224,680,000 and $35,477,750, respectively.

4.  RELATED PARTIES
    MANAGER: Frank Russell Investment Management Company ("FRIMCo" or "Manager") operates and administers all of the Funds which comprise the Investment Company, and manages the U.S. Government Money Market and the Money Market Funds (the Money Market Fund is a series of the Investment Company that is not presented in this report). FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.


Specialty Funds                                Notes to Financial Statements  71

FRANK RUSSELL INVESTMENT COMPANY

    For the year ended December 31, 1996, the management fee paid to the FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $6,767,580 before waivers and/or reimbursements. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the table below, of the average daily net assets of the applicable Fund.

                           ANNUAL RATE                               ANNUAL RATE
                           -----------                               -----------
    Real Estate Securities     0.85%    Limited Volatility Tax Free      0.50%
    Emerging Markets           1.20     U.S. Government Money Market     0.25
    Equity T                   0.75     Tax Free Money Market            0.25


    The management contract also provides that if any Fund's expenses (exclusive of interest and taxes) exceed specified limits imposed by the Manager on an annual basis, such excess will be paid by FRIMCo. Prior to May 1, 1996, the Management Agreement provided that Emerging Markets Fund expenses (exclusive of interest and taxes) exceeding 2.00% of its average daily net assets, on an annual basis, would be reimbursed by FRIMCo. Effective May 1, 1996, the Manager voluntarily agreed to waive a portion of its 1.20% management fee, to the extent total fund level expenses for the Fund exceed 1.95% of its average daily net assets on an annual basis. There were no reimbursements or waivers by the Manager for the year ended December 31, 1996.

    The Manager has voluntarily agreed to waive a portion of its 0.75% management fee for Equity T Fund, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for any remaining Fund operating expenses after the Manager and Custodian waivers which exceed 1.00% of the Fund's average daily net assets on an annual basis. The amount of such waiver and reimbursement for the period ended December 31, 1996 were $21,443 and $30,139, respectively. The Custodian has voluntarily agreed to waive a portion of its fees for the first three months after the Fund becomes operational. The amount of such waiver for the period ended December 31, 1996 was $700.

    Effective January 1, 1997, the Manager has voluntarily agreed to waive 0.10% management fee for the Tax Free Money Market Fund.

    BOOKKEEPING SERVICES: Fees for bookkeeping services provided to the Funds are paid or accrued to Frank Russell Company. Frank Russell Company provides its Portfolio Verification System ("PVS") to the Real Estate Securities and Emerging Markets Funds, pursuant to a written Service Agreement. The PVS computerized database system records detailed transactions data for each of the Funds necessary to prepare various financial and Internal Revenue Service accounting reports. Total fees for the year ended December 31, 1996 for the Real Estate Securities and Emerging Markets Funds were $77,356 before waivers. The Manager voluntarily agreed to waive $10,380 of these fees for the Emerging Markets Fund. Effective May 1, 1996, the Manager discontinued waiving these fees for the Emerging Markets Fund. The Service Agreement has been subsequently terminated.

    TAX ACCOUNTING SERVICES: Subsequent to year end the Investment Company has entered into a contract with State Street Bank and Trust Company for Internal Revenue Service tax accounting reports.

    TRANSFER AGENT: The Funds have a contract with FRIMCo, for the Funds listed above, to provide transfer agent services to the Investment Company. Total fees for the year ended December 31, 1996 were $1,113,663.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company in 1996, adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class C Shares subject to the Distribution Plan.

    During the year ended December 31, 1996, the Investment Company entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo to promote and offer shares of Class S and


72  Notes to Financial Statements                                Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY

    Class C of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-affiliated parties (the "Selling/Servicing Agents"). The amounts paid to the Distributor for distribution services relating to Class C are included in the accompanying Statements of Operations. The Distributor receives no compensation from the Investment Company for its services relating to distributions of the Class S Shares.

    In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which it may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class C Shares of the Funds. The amounts paid to the Distributor for shareholder services relating to Class C are included in the accompanying Statements of Operations.

    The 12b-1 Fee payments shall not exceed .75% of the average daily net assets of a Fund's Class C Shares on an annual basis. Currently the Board of Trustees has determined to assess a 12b-1 Fee equal to .40% of the average daily net assets. The shareholder servicing payments shall not exceed .25% of the average daily net assets of a Fund's Class C Shares on an annual basis. The Investment Company does not pay for unreimbursed expenses of the Distributor including amounts expended by the Distributor in excess of amounts received by it from the Investment Company interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or more from future payments made by the Investment Company under the Distribution plan.

    ACCRUED FEES PAYABLE TO AFFILIATES AS OF DECEMBER 31, 1996 WERE AS FOLLOWS:


                                   MANAGEMENT   BOOKKEEPING       TRANSFER    DISTRIBUTION    SHAREHOLDER
                                      FEES      SERVICE FEES     AGENT FEES       FEES       SERVICING FEES     TOTALS
                                   ----------   ------------     ----------   ------------   --------------   ----------
     REAL ESTATE SECURITIES        $  333,105   $      1,952     $   56,560   $         60   $           38   $  391,715
     EMERGING MARKETS                 296,387         16,949         26,684             --               --      340,020
     EQUITY T                          57,743             --          1,364             --               --       59,107
     LIMITED VOLATILITY TAX FREE       27,607             --          6,209             --               --       33,816
     U.S. GOVERNMENT MONEY MARKET          --             --         63,249             --               --       63,249
     TAX FREE MONEY MARKET             23,508             --          9,719             --               --       33,227
                                   ----------   ------------     ----------   ------------   --------------   ----------
                                   $  738,350   $     18,901     $  163,785   $         60   $           38   $  921,134
                                   ----------   ------------     ----------   ------------   --------------   ----------
                                   ----------   ------------     ----------   ------------   --------------   ----------

    BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $20,000 per year plus out-of-pocket expenses. Total Trustee expenses were $103,244 for the year ended December 31, 1996, and were allocated to each Fund and Class, where appropriate, on a pro rata basis, including 17 other affiliated funds not represented herein.

5.  MONEY MARKET FUND
    The Real Estate Securities and Emerging Markets Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of Frank Russell Investment Company not presented herein). As of December 31, 1996, $34,290,000 of the Money Market Fund's net assets represents investments by these Funds and $462,642,000 represents the investments of other affiliated Funds not presented herein.



Specialty Funds                                Notes to Financial Statements  73

FRANK RUSSELL INVESTMENT COMPANY

6.  SHARE TRANSACTIONS

Share transactions for each class of shares were as follows:

                                                    SHARES                                 DOLLARS
                                             YEAR ENDED DECEMBER 31,                 YEAR ENDED DECEMBER 31,
                                            1996                1995               1996                1995
                                        ----------         -----------       -------------       -------------
   REAL ESTATE SECURITIES
     CLASS S
     Shares sold                         5,017,237           4,842,544       $ 125,244,724       $ 108,140,650
     Reinvestment of distributions       1,176,858             548,366          30,943,033          12,360,832
     Shares redeemed                    (3,303,765)         (2,298,035)        (84,501,911)        (51,474,111)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)             2,890,330           3,092,875       $  71,685,846       $  69,027,371
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

     CLASS C*
     Shares sold                             3,474                  --       $      92,731       $          --
     Reinvestment of distributions               1                  --                  16                  --
     Shares redeemed                            --                  --                  --                  --
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)                 3,475                  --       $      92,747       $          --
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

   EMERGING MARKETS
     CLASS S
     Shares sold                        10,179,422           8,376,850       $ 124,450,513       $  94,656,077
     Reinvestment of distributions         256,419              90,071           3,073,769             985,053
     Shares redeemed                    (3,913,806)         (3,386,748)        (48,141,914)        (37,985,350)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)             6,522,035           5,080,173       $  79,382,368       $  57,655,780
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

   EQUITY T

     Shares sold                         1,875,109                  --       $  19,221,884       $          --
     Reinvestment of distributions           4,338                  --              44,985                  --
     Shares redeemed                          (450)                 --              (4,671)                 --
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)             1,878,997                  --       $  19,262,198       $          --
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

   LIMITED VOLATILITY TAX FREE

     Shares sold                         1,424,169           1,982,132       $  30,027,835       $  41,531,111
     Reinvestment of distributions          84,366              76,958           1,775,094           1,614,988
     Shares redeemed,                   (1,357,561)         (1,445,790)        (28,634,470)        (30,358,219)
                                        ----------         -----------       -------------       -------------
     Net increase (decrease)               150,974             613,300       $   3,168,459       $  12,787,880
                                        ----------         -----------       -------------       -------------
                                        ----------         -----------       -------------       -------------

     * Share transactions for Class C are for the period November 4, 1996 (commencement of sale of shares) to December 31, 1996.


74  Notes to Financial Statements                                Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY


                                       ON A CONSTANT DOLLAR BASIS
                                         YEAR ENDED DECEMBER 31,
     U.S. GOVERNMENT MONEY MARKET         1996                1995
                                    --------------      --------------
     Shares sold                       695,162,232         474,116,728
     Reinvestment of distributions       7,499,618           5,695,155
     Shares redeemed                  (612,878,224)       (441,947,445)
                                    --------------      --------------
     Net increase (decrease)            89,783,626          37,864,438
                                    --------------      --------------
                                    --------------      --------------

     TAX FREE MONEY MARKET

     Shares sold                       214,968,815         133,513,901
     Reinvestment of distributions       1,064,604             868,416
     Shares redeemed                  (191,826,042)       (157,201,541)
                                    --------------      --------------
     Net increase (decrease)            24,207,377         (22,819,224)
                                    --------------      --------------
                                    --------------      --------------

    There was no activity for Class C shares for Emerging Markets Fund.

7.  DIVIDENDS
    On February 3, 1997, the Board of Trustees declared the following dividend from net investment income payable on February 11, 1997, to shareholders of record on February 4, 1997:

          Limited Volatility Tax Free        $   0.0923


Specialty Funds                                Notes to Financial Statements  75

REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholders and Board
of Trustees of Frank Russell Investment Company:

We have audited the accompanying statements of assets and liabilities and statements of net assets of each of the series of Frank Russell Investment Company (in this report comprised of Real Estate Securities, Emerging Markets, Equity T, Limited Volatility Tax Free, U.S. Government Money Market, and Tax Free Money Market (the "Funds")), as of December 31, 1996, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds enumerated above as of December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein in conformity with generally accepted accounting principles.

Boston, Massachusetts
February 12, 1997

                                       /s/ COOPERS & LYBRAND L.L.P.


76  Report of Independent Accountants                            Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY

TAX INFORMATION

December 31, 1996 (Unaudited)


Pursuant to Section 852 of the Internal Revenue Code, the Fund designates the following amount as capital gain dividends for its taxable year ended December 31, 1996:

     Real Estate Securities       $ 18,477,800



Specialty Funds                                              Tax Information  77

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(206) 627-7001


TRUSTEES
   George F. Russell, Jr., Chairman
   Lynn L. Anderson
   Paul E. Anderson
   Paul Anton, PhD
   William E. Baxter
   Lee C. Gingrich
   Eleanor W. Palmer

OFFICERS
   Lynn L. Anderson, President and Chief Executive Officer
   Peter Apanovitch, Manager of Short Term Investment Funds
   George W. Weber, Treasurer and Chief Accounting Officer
   Randall P. Lert, Director of Investments
   Karl Ege, Secretary and General Counsel

MANAGER
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, WA  98402

CONSULTANT
   Frank Russell Company
   909 A Street
   Tacoma, WA  98402

MONEY MANAGERS
REAL ESTATE SECURITIES
   AEW Capital Management, L.P., Boston, MA
   Cohen & Steers Capital Management, New York, NY

EMERGING MARKETS
   Genesis Asset Managers Limited, London, England
   J.P. Morgan Investment Management, Inc., New York, NY
   Montgomery Asset Management, L.P., San Francisco, CA

EQUITY T FUND
   J.P. Morgan Investment Management, Inc., New York, NY

LIMITED VOLATILITY TAX FREE
   MFS Institutional Advisors, Inc., Boston, MA
   T. Rowe Price Associates, Inc., Baltimore, MD

U.S. GOVERNMENT MONEY MARKET
   Frank Russell Investment Management Co., Tacoma, WA

TAX FREE MONEY MARKET
   Weiss, Peck & Greer, L.L.C., New York, NY

CUSTODIAN
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, MA  02171

TRANSFER AGENT
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, WA  98402

LEGAL COUNSEL
   Stradley, Ronon, Stevens & Young
   2600 - One Commerce Square
   Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
   Coopers & Lybrand L.L.P.
   One Post Office Square
   Boston, MA  02109

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   909 A Street
   Tacoma, WA  98402

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF FRANK RUSSELL INVESTMENT COMPANY. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.


78  Manager and Money Managers                                   Specialty Funds